As filed with the Securities and Exchange Commission on April 23, 2024
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[]
Post-Effective Amendment No. 5 (File No. 333-230375)	[X]
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 111 (File No. 811-07623)	[X]
(Check appropriate box or boxes)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT
(Exact Name of Registrant)

RiverSource Life Insurance Co. of New York
(Name of Depositor)
20 Madison Avenue Extension, Albany, NY 12203
(Address of Depositor's Principal Executive Offices) (Zip Code)
Depositor's Telephone Number, including Area Code (612) 678-5337
Nicole D. Wood, 50605 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
[]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on May 1, 2024 pursuant to paragraph (b) of Rule 485
[]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[]	on [date] pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
[]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A.

Prospectus
May 1, 2024
RiverSource®
RAVA 5 Advantage® Variable Annuity
(Offered for contract applications signed on or after April 29, 2019)
Individual Flexible Premium Deferred Combination Fixed/Variable Annuity
Issued by:	RiverSource Life Insurance Co. of New York (RiverSource Life of NY) 20 Madison Avenue Extension Albany, NY 12203 Telephone: 1-800-541-2251
ameriprise.com/variableannuities RiverSource of New York Variable Annuity Account
Service Center:	RiverSource Life Insurance Co. of New York (RiverSource Life of NY)
70500 Ameriprise Financial Center Minneapolis, MN 55474 Telephone: 1-800-541-2251 ameriprise.com/variableannuities
This prospectus contains information that you should know before investing in the RAVA 5 Advantage contract offered for contract applications signed on or after April 29, 2019 (Contract), individual flexible premium deferred combination fixed/variable annuity contracts issued by RiverSource Life Insurance Co. of New York (“RVS Life of NY”, “we”, “us” and “our”). The Contract offers seven-year and ten-year surrender charge schedules. The information in this prospectus applies to all contracts unless stated otherwise. All material terms and conditions of the contracts, including distribution channels, are described in this prospectus.
The contracts are no longer available for new purchases. These contracts are no longer being sold and this prospectus is designed for current contract owners. In addition, you should note that your contract features and charges may vary depending on the date on which you purchased your contract. For more information about the particular features, charges and options applicable to you, please contact your financial professional or refer to your contract for contract variation information.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 1

2 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 3

Key Terms
These terms can help you understand details about your Contract.
Accumulation unit: A measure of the value of each subaccount prior to the application of amounts to an annuity payment plan.
Annuitant: The person or persons on whose life or life expectancy the annuity payouts are based.
Annuitization start date: The date when annuity payments begin according to the applicable annuity payment plan.
Annuity payouts: An amount paid at regular intervals under one of several plans.
Assumed investment return: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your Contract. The standard assumed investment return we use is 5% but you may request we substitute an assumed investment return of 3.5%.
Beneficiary: The person you designate to receive benefits in case of your death while the Contract is in force.
Close of business: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).
Code: The Internal Revenue Code of 1986, as amended.
Contingent annuitant: The person who becomes the annuitant when the current annuitant dies prior to the annuitization start date. In the case of joint ownership, one owner must also be the contingent annuitant.
Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.
Contract value: The total value of your contract at any point in time. The contract value is the sum of the contract value in the Regular Fixed Account, contract value in the Special DCA Fixed Account and contract value in the Variable Account.
Contract year: A period of 12 months, starting on the effective date of your Contract and on each anniversary of the effective date.
Fixed account: Part of our general account which includes the regular fixed account and the Special DCA fixed account. Amounts you allocate to this account earn interest at rates that we declare periodically.
Funds: A portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission (the "SEC") in which the Subaccounts invest.  May also be referred to as an underlying Fund.
Good order: We cannot process your transaction request relating to the Contract until we have received the request in good order at our Service Center. “Good order” means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in “good order”, your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the Contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. For certain transactions, at our option, we may require the signature of all Contract owners for the request to be in good order. With respect to purchase requests, “good order” also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
Owner (you, your): The person or persons identified in the contract as owner(s) of the contract, who has or have the right to control the contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. During the owner’s life, the owner is responsible for taxes, regardless of whether he or she receives the contract’s benefits. The owner or any joint owner may be a nonnatural person (e.g. irrevocable trust or corporation) or a revocable trust. If any owner is a nonnatural person or revocable trust, the annuitant will be deemed to be the owner for contract provisions that are based on the age or life of the owner. Any contract provisions that are based on the age of the owner will be based on the age of the oldest owner. When the contract is owned by a revocable trust or irrevocable grantor trust, the annuitant(s) selected must be the grantor(s) of the trust to assure compliance with Section 72(s) of the Code. Any ownership change, including continuation of the contract by your spouse under the spousal continuation provision of the contract, redefines “owner”, “you” and “your”.
Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:
•
Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Internal Revenue Code of 1986 (the Code)
•
Roth IRAs including inherited Roth IRAs under Section 408A of the Code
•
SIMPLE IRAs under Section 408(p) of the Code
•
Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

4 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

•
Custodial and investment only accounts maintained for qualified retirement plans under Section 401(a) of the Code
•
Tax-Sheltered Annuities (TSAs) under section 403(b) of the Code
A qualified annuity will not provide any necessary or additional tax deferral because it is used to fund a retirement plan that is already tax-deferred.
All other contracts are considered nonqualified annuities.
Rider: You receive a rider to your contract when you purchase optional benefits. The rider adds the terms of the optional benefit to your Contract.
Rider effective date: The date a rider becomes effective as stated in the rider.
RiverSource Life of NY: In this prospectus, “we,” “us,” “our” and “RiverSource Life of NY” refer to RiverSource Life Insurance Co. of New York.
Separate Account: An insulated segregated account, the assets of which are invested solely in an underlying Fund. We call this the Variable Account.
Service Center: Our department that processes all transaction and service requests for the Contracts. We consider all transaction and service requests received when they arrive in good order at the Service Center. Any transaction or service requests sent or directed to any location other than our Service Center may end up delayed or not processed. Our Service Center address and telephone number are listed on the first page of the prospectus.
Surrender value: The amount you are entitled to receive if you make a full surrender from your Contract. It is the Contract value immediately prior to the surrender, minus any applicable charges.
Valuation date: Any normal business day, Monday through Friday, on which the NYSE is open, up to the time it closes. At the NYSE close, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If your contract anniversary is not a valuation date, your contract value for that contract anniversary will be based on close of business values on the next valuation date.
If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our Service Center before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our Service Center at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.
Variable account: Refers to the RiverSource of New York Variable Annuity Account, a Separate account established to hold Contract owners’ assets allocated to the Subaccounts, each of which invests in a particular Fund.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 5

Important Information You Should Consider About the Contract
	FEES AND EXPENSES	Location in Statutory Prospectus
Charges for Early Withdrawals
This contract has two surrender charge options. You may select either a seven-year or ten-year surrender charge schedule at the time of application. If you select a seven-year surrender charge schedule and you withdraw money during the first seven years from date of each purchase payment, you may be assessed a surrender charge of up to 7% of the purchase payment withdrawn. If you select a ten-year surrender charge schedule and you withdraw money during the first ten years from date of each purchase payment, you may be assessed a surrender charge of up to
8% of the purchase payment withdrawn.
For example, if you select a seven-year surrender charge schedule and make an early withdrawal, you could pay a surrender charge of up to
$7,000 on a $100,000 investment. If you select a ten-year surrender charge schedule and make an early withdrawal, you could pay a surrender charge of up to $8,000 on a $100,000 investment.
Fee Table and Examples Charges– Surrender Charge
Transaction Charges	We do not assess any transaction charges.

6 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

	FEES AND EXPENSES			Location in Statutory Prospectus
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses that you may pay each year, depending on the options you choose. Please refer to your
Contract Data page for information about the specific fees you will pay each year based on the options you have elected.
				Fee Table and Examples Expenses – Product Charges Appendix A: Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract(1) (varies by surrender charge option chosen,Contract duration and size of Contract value)	0.96%	1.11%
	Fund options (Funds fees and expenses)(2)	0.38%	2.38%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)(3)	0.10%	2.00%
(1) As a percentage of average daily contract value in the Variable Account. Includes the
Mortality and Expense Fee and contract administrative charge.
2) As a percentage of Fund net assets.
(3) As a percentage of Contract Value or the greater of Contract Value or applicable guaranteed benefit amount (varies by optional benefit). The Minimum is a percentage of average daily Contract value in the Variable Account. The Maximum is a percentage of the greater of Contract value or Minimum Contract Accumulation Value.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,343	Highest Annual Cost: $3,875
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Contract features and Fund fees
and expenses
•No optional benefits
•No sales charge
•No additional purchase payments,
transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Contract features, optional
benefits and Fund fees and
expenses
•No sales charge
•No additional purchase payments,
transfers or withdrawals

	RISKS
Risk of Loss	You can lose money by investing in this Contract including loss of principal.			Principal Risks

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 7

	RISKS	Location in Statutory Prospectus
Not a Short-Term Investment
•The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•The Contract has surrender charges that may apply for the first seven or ten years after each purchase payment. The surrender charges may reduce the value of your Contract if you withdraw money during the surrender charge period. Surrenders may also reduce or terminate
Contract guarantees.
•The benefits of tax deferral, long-term income, and optional living benefit guarantees mean the Contract is generally more beneficial to investors with a long term investment horizon.
Principal Risks Charges– Surrender Charge
Risks Associated with Investment Options
•An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.
•Each investment option (including under any Fixed Account investment options) has its own unique risks.
•You should review the investment options before making any investment decisions.
Principal Risks The Variable Account and the Funds The Fixed Account
Insurance Company Risks
An investment in the Contract is subject to the risks related to us. Any obligations (including under the Fixed Account) or guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about RiverSource
Life, including our financial strength ratings, is available by contacting us at
1-800-862-7919.
Principal Risks The General Account
RESTRICTIONS
Investments
•Subject to certain restrictions, you may transfer your Contract value among the Subaccounts without charge at any time before the
annuitization start date, and once per Contract year after the annuitization start date.
•We reserve the right to modify, restrict or suspend your transfer privileges if we determine that your transfer activity constitutes market timing.
•We reserve the right to add, remove or substitute Funds as investment options. We also reserve the right, upon notification to you, to close or restrict any Funds.
Making the Most of Your Contract – Transferring Among Accounts Substitution of Investments Optional Benefits — Investment Allocation Restrictions for Certain Benefit Riders

8 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

	RESTRICTIONS	Location in Statutory Prospectus
Optional Benefits
•Certain optional benefits limit or restrict the investment options you may select under the Contract. If you later decide you do not want to invest in those approved investment options, you must request a full surrender.
•Certain optional benefits may limit subsequent purchase payments.
•Withdrawals in excess of the amount allowed under certain optional benefits may substantially reduce the benefit or even terminate the benefit.
•We may stop offering an optional benefit at any time for new sales.

Buying Your
Contract
—Purchase
Payments
Optional
Benefits —
Investment
Allocation
Restrictions for
Certain Benefit
Riders
Optional
Benefits –
Important
SecureSource
Series Rider
Considerations
Appendix B: Funds
Available Under
the Optional
Benefits Offered
Under the
Contract

TAXES
Tax Implications
•Consult with a tax advisor to determine the tax implications of an investment in and payments and withdrawals received under this
Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account, you do not get any additional tax benefit.
•Earnings under your Contract are taxed at ordinary income tax rates generally when withdrawn. You may have to pay a tax penalty if you take a withdrawal before age 59½.
Taxes
CONFLICTS OF INTEREST
Investment Professional Compensation
Your investment professional may receive compensation for selling this
Contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This financial incentive may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.
About the Service Providers
Exchanges
If you already own an annuity or insurance Contract, some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should only exchange a Contract you already own if you determine, after comparing the features, fees, and risks of both
Contracts, that it is better for you to purchase the new Contract rather than continue to own your existing Contract.
Buying Your Contract – Contract Exchanges

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 9

Overview of the Contract
Purpose: The purpose of the contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments.
We no longer offer new contracts. However, you may have the option of making additional purchase payments in the future, subject to certain limitations.
The contract offers various optional features and benefits that may help you achieve financial goals.
It may be appropriate for you if you have a long-term investment horizon and your financial goals are consistent with the terms and conditions of the contract.
It is not intended for investors whose liquidity needs require frequent withdrawals in excess of free amount. If you plan to manage your investment in the contract by frequent or short-term trading, the contract is not suitable for you.
Phases of the Contract:
The contract has two phases: the Accumulation Phase and the Income Phase.
Accumulation Phase. During the Accumulation Phase, you make purchase payments by investing in: available Subaccounts, each of which has a particular investment objective, investment strategies, fees and expenses; the regular Fixed Accountand Special DCA Fixed Account which earn interest at rates that we adjust periodically and declare when you make an allocation to that account. These accounts, in turn, may earn returns that increase the value of the contract. If the contract value goes to zero due to underlying fund’s performance or deduction of fees, the contract (including any death benefit riders) will no longer be in force and the contract will terminate. You may be able to purchase an optional benefit to reduce the investment risk you assume under your contract.
A list of Funds and additional information regarding each Fund in which you can invest is provided in Appendix A -- Funds Available Under the Contract.
If you have a Guaranteed Withdrawal Benefit rider, you can withdraw a guaranteed amount from the contract during the Accumulation phase. The amount of money you accumulate under your contract depends (in part) on the performance of the Subaccounts you choose or the rates you earn on allocations to the regular Fixed Accountand Special DCA Fixed Account. You may transfer money between investment options during the Accumulation Phase, subject to certain restrictions. Your contract value impacts the value of your contract’s benefits during the Accumulation Phase, including any optional benefits, as well as the amount available for withdrawal, annuititzation and death benefits.
Income Phase. The Income Phase begins when you (or your beneficiary) choose to annuitize the contract. You can apply your contract value(less any applicable charges) to an annuity payout plan that begins on the annuitization start date or any other date you elect. You may choose from a variety of plans that can help meet your retirement or other income needs. We can make payouts on a fixed or variable basis, or both. You cannot take withdrawals of contract value or surrender the contract during the Income Phase.
All optional death and living benefits terminate after the annuitization start date unless you chose the lifetime benefit under the Guaranteed Withdrawal Benefit rider on the scheduled annuitization start date.
Contract features:
Death Benefits. If you die during the Accumulation Phase, we will pay a death benefit to your beneficiary or beneficiaries. The contract includes a standard death benefit at no additional charge. You may be able to elect (or may have elected) one of the optional death benefits under the contract for an additional fee. Death benefits must be elected at the time that the contract is purchased. Each optional death benefit is designed to provide a greater amount payable upon death. After the death benefit is paid, the contract will terminate.
Optional Living Benefits. You may have elected one of the optional living benefits under the contract for an additional fee. Guaranteed Withdrawal Benefit riders are designed to provide a guaranteed income stream that may last as long as you live, subject to you following the rules of the rider. Accumulation Protector Benefit rider is designed to provide a guaranteed contract value at the end of a specified Waiting Period.
Surrenders. You may surrender all or part of your contract value at any time during the Accumulation Phase. If you request a full surrender, the contract will terminate. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty that may apply if you surrender prior to reaching age 59½) and may have other tax consequences. Throughout this prospectus when we use the term “Surrender” it includes the term “Withdrawal”.
Tax Treatment. You can transfer money between Subaccounts and the regular Fixed Account without tax implications, and earnings (if any) on your investments are generally tax-deferred. Generally, earnings are not taxed until they are distributed, which may occur when making a withdrawal, upon receiving an annuity payment, or upon payment of the death benefit.

10 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Additional Services:
•
Dollar Cost Averaging Programs. Automated Dollar Cost Averaging allows you, at no additional cost, to transfer a set amount monthly between Subaccounts or from the regular Fixed Account to one or more eligible Subaccounts. Special Dollar Cost Averaging (SDCA), only available for new purchase payments, allows the systematic transfer from the Special DCA Fixed Account to one or more eligible Subaccounts over a 6 or 12 month period.
•
Asset Rebalancing. Allows you, at no additional cost, to automatically rebalance the Subaccount portion of your contract value on a periodic basis.
•
Income Guide. An optional service, currently offered without charge, which provides reporting and monitoring of withdrawals you take from your contract.
•
Automated Partial Surrenders. An optional service allowing you to set up automated partial surrenders from the regular Fixed Account, Special DCA fixed account or the Subaccounts.
•
Electronic Delivery. You may register for the electronic delivery of your current prospectus and other documents related to your contract.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 11

Fee Table and Examples
The following tables describe the fees and expenses that you will pay when buying, owning, surrendering, or making withdrawals from the Contract. Please refer to your Contract Data page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract.

Transaction Expenses

Surrender Charges
Surrender charges (as a percentage of purchase payments surrendered)(1)	Seven-year	Ten-year
Maximum	7%	8%

(1)
You select either a seven-year or ten-year surrender charge schedule at the time of application. For the purpose of surrender charge calculation, we consider that the year is completed one day prior to the anniversary of the day each purchase payment was received.
Seven-year schedule		Ten-year schedule
Number of completed years from date of each purchase payment	Surrender charge percentage applied to each purchase payment	Number of completed years from date of each purchase payment	Surrender charge percentage applied to each purchase payment
0	7%	0	8%
1	7	1	8
2	7	2	8
3	6	3	7
4	5	4	6
5	4	5	5
6	2	6	4
7 +	0	7	3
		8	2
		9	1
		10 +	0
The next table describes the fees and expenses that you will pay each year during the time that you own the contract (not including Funds fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses

Administrative Expenses
(assessed annually and upon full surrender)
Annual contract administrative charge*	Maximum: $50	Current: $50 (1)
Annual contract administrative charge if your contract value equals or exceeds $50,000	Maximum: $20	Current: $0
* Upon full surrender of the contract, we will assess this charge even if your contract value equals or exceeds $50,000.
Base Contract Expenses*
(as a percentage of average daily contract value in the Variable Account)
Base Contract Expenses
RAVA 5 Advantage with ten-year surrender charge schedule	Maximum/Current: 0.95%
RAVA 5 Advantage with seven-year surrender charge schedule**	Maximum/Current: 1.10%
* Base Contract Expenses are called Mortality and Expense Risk Fee in the Contract and elsewhere in this prospectus.
** After the 10th contract anniversary, the Mortality and expense risk fee is 0.95%.
Optional Benefit Expenses
Optional Death Benefits
You may select one of the following optional death benefit riders for an additional fee.
ROPP Death Benefit	Maximum/Current: 0.35%
MAV Death Benefit	Maximum/Current: 0.25%
5-year MAV Death Benefit	Maximum/Current: 0.10%

12 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

(as a percentage of average daily contract value in the Variable Account)
If you choose one of the above optional death benefits, we will add the rider fee to your mortality and expense risk fee.
SecureSource LegacySM benefit rider fee (available for contract applications signed on or after 5/4/2020)	Maximum: 0.50%	Current: 0.35%(2)
SecureSource LegacySM benefit rider fee (available for contract applications signed prior to 5/4/2020)	Maximum: 0.40%	Current: 0.25%(2)
(Charged annually on the contract anniversary. The charge is calculated by multiplying the annual rider fee by the greater of the SecureSource Legacy Death Benefit amount or the contract value)
Optional Living Benefits(3)
Available for contract applications signed on or after 5/3/2021
SecureSource Tempo NY SM– Single life rider fee	Maximum: 2.50%
SecureSource Tempo NYSM – Joint life rider fee	Maximum: 2.50%

Available for contract applications signed on or after 5/3/2021 and prior to 1/1/2022
SecureSource Core 2 NYSM – Single life rider fee	Maximum: 2.50%
SecureSource Core 2 NY SM – Joint life rider fee	Maximum: 2.50%
SecureSource5NY®– Single life rider fee	Maximum: 2.50%
SecureSource5NY ® – Joint life rider fee	Maximum: 2.50%
SecureSource5Plus NY ® – Single life rider fee	Maximum: 2.50%
SecureSource5Plus NY ® – Joint life rider fee	Maximum: 2.50%

Available for contract applications signed prior to 5/3/2021
SecureSource Core NY SM – Single life rider fee	Maximum: 2.25%
SecureSource Core NY SM – Joint life rider fee	Maximum: 2.25%
SecureSource 4 NY®– Single life rider fee	Maximum: 2.25%
SecureSource 4 NY® – Joint life rider fee	Maximum: 2.25%
SecureSource4Plus NY® – Single life rider fee	Maximum: 2.25%
SecureSource4Plus NY ® – Joint life rider fee	Maximum: 2.25%

Available for contract applications signed prior to 3/30/2020
SecureSource Core Plus NY SM – Single life rider fee	Maximum: 2.75%
SecureSource Core Plus NY SM – Joint life rider fee	Maximum: 2.75%
(Charged annually on the contract anniversary as a percentage of contract value or the Benefit Base, whichever is greater.)
Accumulation Protector Benefit® (APB®) rider fee (available for contract applications signed prior to 3/30/2020)	Maximum: 2.00%	Current: 1.30%(4)
(Charged annually on the contract anniversary as a percentage of contract value or the Minimum Contract Accumulation Value, whichever is greater.)
(1)
For contract applications signed prior to 5/4/2020, the contract administrative charge is $30 through the later of the first contract anniversary and 7/30/2020. Thereafter the contract administrative charge is $50.
(2)
The Current fee can increase up to the Maximum fee for existing and new contract owners. Currently the fee does not vary with the investment option selected (see “SecureSource Legacy Benefit Rider Charge”).
(3)
The Current rider fee will be less than or equal to the stated Maximum. The Current rider fee for the SecureSource series riders is disclosed in a Rate Sheet Prospectus Supplement attached to this prospectus. (see Appendix G: Prospectus Rate Sheet supplements for rates applicable to your contract). Rate Sheet Prospectus Supplement is available on the Edgar system at (File 333 -229361).www.sec.gov
(4)
For contract applications signed prior to 10/26/2019, the current annual rider fee is 1.15%. The annual rider fees for elective step up (including elective spousal continuation step up) requests are stated below;
Elective step up date (Applications signed on/after 10/28/2019)	Maximum annual rider fee	Annual rider fee
Prior to 9/1//2020	2.00%	1.30%
9/1//2020 and later	2.00%	2.00%

Elective step up date (Applications signed prior to 10/28/2019)	Maximum annual rider fee	Annual rider fee
Prior to 9/1//2020	2.00%	1.15%
9/1//2020 and later	2.00%	2.00%
The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. A complete list of Funds available under the contract, including their annual expenses, may be found in Appendix A.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 13

Annual Fund Expenses(1)

Total Annual Fund Expenses	Minimum(%)	Maximum(%)
(expenses deducted from the Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.38	2.38
(1)
Total annual Fund operating expenses are deducted from amounts that are allocated to the Fund. They include management fees and other expenses and may include distribution (12b-1) fees. Other expenses may include service fees that may be used to compensate service providers, including us and our affiliates, for administrative and contractowner services provided on behalf of the Fund. The amount of these payments will vary by Fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. Distribution (12b-1) fees are used to finance any activity that is primarily intended to result in the sale of Fund shares. Because 12b-1 fees are paid out of Fund assets on an ongoing basis, you may pay more if you select Subaccounts investing in Funds that have adopted 12b-1 plans than if you select Subaccounts investing in Funds that have not adopted 12b-1 plans. For a more complete description of each Fund’s fees and expenses and important disclosure regarding payments the Fund and/or its affiliates make, please review the Fund’s prospectus and SAI.
Examples
These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Transaction Expenses, Annual Contract Expenses, and Annual Fund expenses.
These examples assume that you invest $100,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year. The “Maximum” example further assumes the most expensive combination of Annual Contract Expenses reflecting the maximum charges, Annual Fund Expenses * and optional benefits available. The “Minimum” example further assumes the least expensive combination of Annual Contract Expenses reflecting the current charges, Annual Fund Expenses and that no optional benefits are selected. Although your actual costs may be higher or lower, based on these assumptions your maximum and minimum costs would be:
Maximum Expenses. These examples assume that you select optional SecureSource Legacy benefit rider and SecureSource Core Plus NY rider. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
* Note: Certain funds are not available for contracts with living benefit riders and may have higher fund expenses than the rider fee and associated fund expenses shown here.
	If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
RAVA 5 Advantage
With a ten-year surrender charge schedule	$11,635	$19,887	$27,723	$49,474	$4,336	$13,432	$23,075	$49,424
With a seven-year surrender charge schedule	10,872	19,396	27,507	50,686	4,490	13,883	23,809	50,636
Minimum Expenses. These examples assume that you have the Standard Death Benefit and do not select any optional benefits. Although your actual costs may be higher, based on these assumptions your costs would be:
	If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
RAVA 5 Advantage
With a ten-year surrender charge schedule	$8,900	$11,290	$12,380	$16,144	$1,363	$4,240	$7,330	$16,094
With a seven-year surrender charge schedule	8,107	10,761	12,182	17,623	1,517	4,711	8,132	17,573
THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE CONTRACT VALUE TO ANY OTHER AVAILABLE SUBACCOUNTS.

14 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Principal Risks of Investing in the Contract
Risk of Loss. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
Short-Term Investment Risk. This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral , long-term income, and the option to purchase a living benefit mean that this contract is more beneficial to investors with a long-term investment horizon.
Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the contract. Withdrawals may be subject to a significant surrender charge, depending on the option you select.  If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A withdrawal may reduce the value of your standard and optional benefits. A total withdrawal (surrender) will result in the termination of your contract.
Subaccount Risk. Amounts that you invest in the subaccounts are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the subaccounts that you select make money, your contract value goes up, and if they lose money, your contract value goes down. Each subaccount’s performance depends on the performance of its underlying Fund. Each underlying Fund has its own investment risks, and you are exposed to the Fund’s investment risks when you invest in a subaccount. You are responsible for selecting subaccounts that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. For risks associated with any Fixed Account options, see Financial Strength and Claims-Paying Ability Risk below.
Selection Risk. The optional benefits under the contract were designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose, or may not have chosen, the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may not be elected after your contract is issued. In addition, if you elected an optional benefit and do not use it  and if the contingencies upon which the benefit depend never occur, you will have paid for an optional benefit that did not provide a financial benefit. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit.
Investment Restrictions Risk. Certain optional benefits limit the investment options that are available to you and limit your ability to take certain actions under the contract. These investment requirements are designed to reduce our risk that we will have to make payments to you from our own assets. In turn, they may also limit the potential growth of your contract value and the potential growth of your guaranteed benefits. This may conflict with your personal investment objectives.
Managed Volatility Fund Risk. The Portfolio Stabilizer funds are managed volatility funds that employ a strategy designed to reduce overall volatility and downside risk. These risk management techniques help us manage our financial risks associated with the contract’s guarantees, like living and death benefits, because they reduce the incidence of extreme outcomes including the probability of large gains or losses. However, these strategies can also limit your participation in rising equity markets, which may limit the potential growth of your contract value and the potential growth of your guaranteed benefits and may therefore conflict with your personal investment objectives. Certain Funds advised by our affiliate, Columbia Management, employ such risk management strategies. If you elect certain optional benefits under the contract, we require you to invest in these funds, which may limit your ability to increase your benefit. Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds.
Purchase Payment Risk. Your ability to make subsequent purchase payments is subject to restrictions. We reserve the right to limit or restrict purchase payments in certain contract years or based on age, and in conjunction with certain optional living and death benefit riders with advance notice. Also, our prior approval may be required before accepting certain purchase payments. We reserve the right to limit certain annuity features (for example, investment options) if prior approval is required. There is no guarantee that you will always be permitted to make purchase payments.
Financial Strength and Claims-Paying Ability Risk. All guarantees under the contract that are paid from our general account (including under any Fixed Account option)  are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
Cybersecurity Risk. Increasingly, businesses are dependent on the continuity, security, and effective operation of various technology systems. The nature of our business depends on the continued effective operation of our systems and those of our business partners.
This dependence makes us susceptible to operational and information security risks from cyber-attacks. These risks may include the following:
•
the corruption or destruction of data;
•
theft, misuse or dissemination of data to the public, including your information we hold; and

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 15

•
denial of service attacks on our website or other forms of attacks on our systems and the software and hardware we use to run them.
These attacks and their consequences can negatively impact your contract, your privacy, your ability to conduct transactions on your contract, or your ability to receive timely service from us. The risk of cyberattacks may be higher during periods of geopolitical turmoil. There can be no assurance that we, the underlying funds in your contract, or our other business partners will avoid losses affecting your contract due to any successful cyber-attacks or information security breaches.
Potential Adverse Tax Consequences. Tax considerations vary by individual facts and circumstances. Tax rules may change without notice. Generally, earnings under your contract are taxed at ordinary income tax rates when withdrawn. You may have to pay a tax penalty if you take a withdrawal before age 59 ½. If you purchase a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral beyond what is provided in that retirement plan. Consult a tax professional.
The Variable Account and the Funds
The variable account: The Variable Account was established under New York law on April 17, 1996.The Variable Account, consisting of subaccounts, is registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life of NY.
The Variable Account meets the definition of a separate account under federal securities laws. Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of RiverSource Life of NY’s other assets. The Variable Account’s assets are held separately from RiverSource Life of NY’s assets and are not chargeable with liabilities incurred in any other business of RiverSource Life of NY.  RiverSource Life of NY is obligated to pay all amounts promised to contract owners under the contracts. The Variable Account includes other subaccounts that are available under contracts that are not described in this prospectus.
The IRS has issued guidance on investor control but may issue additional guidance in the future. We reserve the right to modify the contract or any investments made under the terms of the contract so that the investor control rules do not apply to treat the contract owner as the owner of the subaccount assets rather than the owner of an annuity contract. If the contract is not treated as an annuity contract for tax purposes, the owner may be subject to current taxation on any current or accumulated income credited to the contract.
We intend to comply with all federal tax laws so that the contract qualifies as an annuity for federal tax purposes. We reserve the right to modify the contract as necessary in order to qualify the contract as an annuity for federal tax purposes.
The Funds: The contract currently offers Subaccounts investing in shares of the Funds. Information regarding each Fund, including (i) its name, (ii) its investment objective, (iii) its investment adviser and any sub-investment adviser, (iv) current expenses, and (v) performance may be found in Appendix A to this prospectus.
Please read the Funds’ prospectuses carefully for facts you should know before investing. These prospectuses containing more detailed information about the Funds are available by contacting us at 70100 Ameriprise Financial Center, Minneapolis, MN 55474, telephone: 1-800-862-7919, website: Ameriprise.com/variable annuities.
•
Investment objectives: The investment managers and advisers cannot guarantee that the Funds will meet their investment objectives.
•
Fund name and management: An underlying Fund in which a Subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.
•
Eligible purchasers: All Funds are available to serve as underlying funds for variable annuities and variable life insurance policies. The Funds are not available to the public (see “Fund name and management” above). Some Funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the Funds’ providers do not currently foresee any such disadvantages, the boards of directors or trustees of each Fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate Fund providers for the variable annuity, variable life

16 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate Funds. Please refer to the Funds’ prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each Fund intends to comply with the diversification requirements under Section 817(h) of the Code.
•
Asset allocation programs may impact Fund performance: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a Fund in which your Subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a Fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the Fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A Fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the Funds.
•
Funds available under the contract: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each Fund and the contract charges we impose. We select the underlying funds in which the Subaccounts initially invest and when there is substitution (see “Substitution of Investments”). We also make all decisions regarding which Funds to retain in a contract, which Funds to add to a contract and which Funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to Fund performance, Fund expenses, classes of Fund shares available, size of the Fund and investment objectives and investing style of the Fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other Funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation of a Fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the Fund and support of marketing and distribution expenses incurred with respect to the Fund.
•
Money Market fund yield: In low interest rate environments, money market fund yields may decrease to a level where the deduction of fees and charges associated with your contract could result in negative net performance, resulting in a corresponding decrease in your contract value.
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Conflicts of Interest with Certain Funds Advised by Columbia Management. We are an affiliate of Ameriprise Financial, Inc., which is the parent company of Columbia Management Investment Advisers, LLC (Columbia Management). Columbia Management acts as investment adviser to several funds of funds, including Portfolio Navigator and Portfolio Stabilizer funds. As such, it retains full discretion over the investment activities and investment decisions of the Funds. These funds invest in other registered mutual funds. In providing investment advisory services for the funds and the underlying funds in which those funds respectively invest, Columbia Management is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because Columbia Management Investment Advisers or one of its affiliates serves as the investment adviser to the underlying funds and may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund.
•
Revenue we receive from the Funds and potential conflicts of interest:
Expenses We May Incur on Behalf of the Funds
When a Subaccount invests in a Fund, the Fund holds a single account in the name of the Variable Account. As such, the Variable Account is actually the shareholder of the fund. We, through our Variable Account, aggregate the transactions of numerous contract owners and submit net purchase and redemption requests to the Funds on a daily basis. In addition, we track individual contract owner transactions and provide confirmations, periodic statements, and other required mailings. These costs would normally be borne by the fund, but we incur them instead.
Besides incurring these administrative expenses on behalf of the funds, we also incur distributions expenses in selling our contracts. By extension, the distribution expenses we incur benefit the funds we make available due to contract owner elections to allocate purchase payments to the funds through the Subaccounts. In addition, the funds generally incur lower distribution expenses when offered through our Variable Account in contrast to being sold on a retail basis.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 17

A complete list of why we may receive this revenue, as well as sources of revenue, is described in detail below.
Payments the Funds May Make to Us
We or our affiliates may receive from each of the Funds, or their affiliates, compensation including but not limited to expense payments. These payments are designed in part to compensate us for the expenses we may incur on behalf of the Funds. In addition to these payments, the Funds may compensate us for wholesaling activities or to participate in educational or marketing seminars sponsored by the Funds.
We or our affiliates may receive revenue derived from the 12b-1 fees charged by the Funds. These fees are deducted from the assets of the Funds. This revenue and the amount by which it can vary may create conflicts of interest. The amount, type, and manner in which the revenue from these sources is computed vary by Fund.
Conflicts of Interest These Payments May Create
When we determined the charges to impose under the contracts, we took into account anticipated payments from the Funds. If we had not taken into account these anticipated payments, the charges under the contract would have been higher. Additionally, the amount of payment we receive from a Fund or its affiliate may create an incentive for us to include that Fund as an investment option and may influence our decision regarding which Funds to include in the Variable Account as subaccount options for contract owners. Funds that offer lower payments or no payments may also have corresponding expense structures that are lower, resulting in decreased overall fees and expenses to shareholders.
We offer Funds managed by our affiliates Columbia Management and Columbia Wanger Asset Management, LLC (Columbia Wanger). We have additional financial incentive to offer our affiliated funds because additional assets held by them generally results in added revenue to us and our parent company, Ameriprise Financial, Inc. Additionally, employees of Ameriprise Financial, Inc. and its affiliates, including our employees, may be separately incented to include the affiliated funds in the products, as employee compensation and business unit operating goals at all levels are tied to the success of the company. Currently, revenue received from our affiliated funds comprises the greatest amount and percentage of revenue we derive from payments made by the Funds.
The Amount of Payments We Receive from the Funds
We or our affiliates receive revenue which ranges up to 0.65% of the average daily net assets invested in the Funds through this and other contracts we and our affiliates issue.
Why revenues are paid to us: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive revenue, including but not limited to expense payments and non-cash compensation, for various purposes:
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Compensating, training and educating financial advisors who sell the contracts.
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Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.
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Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to contract owners, authorized selling firms and financial advisors.
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Providing sub-transfer agency and shareholder servicing to contract owners.
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Promoting, including and/or retaining the Fund’s investment portfolios as underlying Funds in the contracts.
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Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.
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Furnishing personal services to contract owners, including education of contract owners regarding the Funds, answering routine inquiries regarding a Fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).
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Subaccounting services, transaction processing, recordkeeping and administration.
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Sources of revenue received from affiliated funds: The affiliated funds are managed by Columbia Management or Columbia Wanger. The sources of revenue we receive from these affiliated funds, or from the funds’ affiliates, may include, but are not necessarily limited to, the following:
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Assets of the Fund’s adviser, sub-adviser, transfer agent, distributor or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the Fund or on the actual cost of certain services we provide with respect to the Fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.
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Compensation paid out of 12b-1 fees that are deducted from Fund assets.

18 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

•
Sources of revenue received from unaffiliated funds: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds’ affiliates, may include, but are not necessarily limited to, the following:
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Assets of the Fund’s adviser, sub-adviser, transfer agent, distributor or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the Fund or on the actual cost of certain services we provide with respect to the Fund. We receive this revenue in the form of a cash payment.
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Compensation paid out of 12b-1 fees that are deducted from Fund assets.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 19

The General Account
The general account includes all assets owned by RiverSource Life of NY, other than those in the Variable Account and our other separate accounts. Subject to applicable New York state law, we have sole discretion to decide how assets of the general account will be invested. The assets held in our general account support the guarantees under your contract including any optional benefits offered under the contract. These guarantees are subject to the claims-paying ability and financial strength of RiverSource Life of NY. You should be aware that our general account is exposed to many of the same risks normally associated with a portfolio of fixed-income securities including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of annuities and financial instruments and products as well, and these obligations are satisfied from the assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account. The fixed account is supported by our general account that we make available under the contract.
The Fixed Account
Amounts allocated to the fixed account are part of our general account. The fixed account includes the regular fixed account and the Special DCA fixed account. We credit interest daily on amounts you allocate to the fixed account at rates we determine from time to time at our discretion. Interest rates credited in excess of the guaranteed rate generally will be based on various factors related to future investment earnings. The guaranteed minimum interest rate on amounts invested in the fixed account will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are subject to the creditworthiness and continued claims-paying ability of RiverSource Life of NY.
One year after receipt of each purchase payment or transfer, the rate for the payment or transfer amount, and its accumulated interest, may change. Interest will accrue at revised rates determined by us and at our discretion. These rates may be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company’s revenues and expenses. However, the rate will never be less than the fixed account minimum interest rate required under state law. Your interest rate for each purchase payment or transfer will never change more frequently than annually.
Because of exemptive and exclusionary provisions, we have not registered interests in the fixed account as securities under the Securities Act of 1933 nor have any of these accounts been registered as investment companies under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in the fixed account are subject to the provisions of these Acts.
The fixed account has not been registered with the SEC. Disclosures regarding the fixed account, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.
The Regular Fixed Account
Unless you have elected a living benefit rideror SecureSource Legacy Benefit, you also may allocate purchase payments or transfer contract value to the regular fixed account The value of the regular fixed account increases as we credit interest to the account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the regular fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion, but your interest rate for each purchase payment or transfer will never change more frequently than annually. There are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account. (See “Making the Most of Your Contract — Transfer policies”.)
The Special DCA Fixed Account
You may allocate purchase payments to the Special DCA fixed account. You may not transfer contract value to the Special DCA fixed account.
You may allocate your entire purchase payment to the Special DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the Special DCA fixed account.
In accordance with your investment instructions, we transfer amounts from the Special DCA fixed account to the subaccounts so that, at the end of the Special DCA fixed account term, the balance of the Special DCA fixed account is zero. The amount of each transfer equals the remaining Special DCA fixed account value on the date of the transfer divided by the number of remaining transfers in the program. You may not change the amount of transfers. The first Special DCA monthly transfer occurs one day after we receive your payment. You may not use the regular fixed account as a destination for the Special DCA monthly transfer.

20 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

The value of the Special DCA fixed account increases when we credit interest to the Special DCA fixed account, and decreases when we make monthly transfers from the Special DCA fixed account. When you allocate a purchase payment to the Special DCA fixed account, the interest rates applicable to that purchase payment will be the rates in effect for the Special DCA fixed account term you choose on the date we receive your purchase payment. The applicable interest rate is guaranteed for the length of the term for the Special DCA fixed account term you choose. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit interest only on the declining balance of the Special DCA fixed account; we do not credit interest on amounts that have been transferred from the Special DCA fixed account. As a result, the net effective interest rates we credit will be less than the declared annual effective rates. We will credit the Special DCA fixed account with interest at the same annual effective rate we apply to the regular fixed account on the date we receive your purchase payment, regardless of the length of the term you select. From time to time, we may credit interest to the Special DCA fixed account at promotional rates that are higher than those we credit to the regular fixed account. We reserve the right to declare different annual effective rates:
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for the Special DCA fixed account and the regular fixed account; and
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for the Special DCA fixed accounts with terms of differing length.
Alternatively, you may allocate your purchase payment to any combination of the following which equals one hundred percent of the amount you invest:
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the Special DCA fixed account for a six month term;
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the Special DCA fixed account for a twelve month term;
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the approved investment options for the SecureSource Legacy benefit rider or one of the SecureSource series riders and APB riders;
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unless you have elected one of the optional living benefit ridersor SecureSource Legacy Benefit, to the regular fixed account and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the regular fixed account.
Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another Special DCA fixed account and allocate new purchase payments to it.
You may discontinue any Special DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the Special DCA fixed account: 1) to the approved investment options, if a living benefit rider or the SecureSource Legacy benefit rider is elected, 2) either in accordance with your investment instructions to us or to the regular fixed account, if available and if no living benefit rider or the SecureSource Legacy benefit rider is elected. Transfers are subject to investment minimums and other restrictions we may impose on investments in the regular fixed account, including but not limited to, any limitations described in this prospectus on transfers (see “Transfer policies”).
Dollar-cost averaging from the Special DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For an example of how Special DCA dollar-cost averaging works, see table below showing the Special DCA fixed account for a six-month term.
How Special dollar-cost averaging works
By spreading the investment over the term of the Special DCA		Date	SDCA Balance	Portion Transferred	Amount Transferred	Accumulation unit value	Number of units purchased
you automatically buy more units when the per unit market price is low		Jan 15th	$5,000.00
		Jan 16th	5,000.14	1/6	$833.36	$18	46.30
	→	Feb 16th	4,170.30	1/5	834.06	15	55.60
and fewer units when the per unit market price is high.		Mar 16th	3,338.79	1/4	834.70	19	43.93
		April 16th	2,506.20	1/3	835.40	17	49.14
	→	May 16th	1,672.17	1/2	836.09	21	39.81
		Jun 16th	836.79	1/1	836.79	20	41.84
You paid an average price of $18.11 per unit over the 6 months, while the average market price actually was $18.33.
Buying Your Contract
New contracts as described in this prospectus are not currently being offered.
The Contract offers a choice of a seven-year or ten-year surrender charge schedule and mortality and expense risk fees that vary by surrender charge schedule. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information we reserve the right to refuse to issue your Contract or

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 21

take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the Contract. You may buy a qualified or nonqualified annuity. Generally, you can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a Contract if you are 90 or younger.
When you applied, you may have selected among the following:
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the regular fixed account, subaccounts and/or the Special DCA fixed account in which you want to invest;
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how you want to make purchase payments;
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a beneficiary;
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the length of the surrender charge period (seven or ten years);
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one of the following optional death benefit riders:
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ROPP Death Benefit (available if you are age 80 or older);
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MAV Death Benefit; or
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5-Year MAV Death Benefit;
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an additional optional death benefit:
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SecureSource Legacy Benefit;
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one of the following optional living benefit riders:
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For Contracts with applications signed on or after 5/3/2021:
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SecureSource Tempo NY;
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For Contracts with applications signed on or after 5/3/2021 but prior to 1/1/2022:
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SecureSource Core 2 NY;
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SecureSource 5 NY; or
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SecureSource 5 Plus NY.
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For Contracts with applications signed prior to 5/3/2021:
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SecureSource Core NY;
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SecureSource 4 NY; or
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SecureSource 4 Plus NY.
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For Contracts with applications signed prior to 3/30/2020:
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Accumulation Protector Benefit; or
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SecureSource Core Plus NY.
We restrict investment options if you select the SecureSource series riders, SecureSource Legacy benefit rider or APB rider and you are required to allocate your purchase payments and Contract value to the approved investment options, as described in the “Investment Allocation Restrictions for Certain Benefit Riders” section in this prospectus.
The Contract provides for allocation of purchase payments to the subaccounts of the variable account, to the regular fixed account and/or to the Special DCA fixed account. We currently allow you to allocate the total amount of purchase payment to the regular fixed account. We reserve the right to limit purchase payment allocations to the regular fixed account with 30 days written notice, if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the Contract. You cannot allocate purchase payments to the fixed account for six months following a partial surrender from the fixed account, a lump sum transfer from the regular fixed account, or termination of automated transfers from the Special DCA fixed account prior to the end of the Special DCA fixed account term. (See “Purchase Payments.”)
If your application is complete, we will process it and apply your purchase payment to your investment selections within two business days after we receive it at our Service Center. If we accept your application, we will send you a Contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete.
We will credit eligible additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our Service Center before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our Service Center at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

22 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

You may make regular payments to your Contract under a scheduled payment plan. You must make an initial purchase payment of $1,000 or $2,000 depending on the tax qualification (see “Buying Your Contract — Purchase Payments”). Once the required initial purchase payment amount has been met, you can begin the scheduled payment plan by sending a completed form to our Service Center. Certain qualified plan applications allow the establishment of a scheduled payment plan without meeting the required initial purchase payment amount. Contact your financial advisor for details. There is no charge for the scheduled payment plan. You can stop your scheduled payment plan payments at any time.
Householding and delivery of certain documents
With your prior consent, RiverSource Life and its affiliates may use and combine information concerning accounts owned by members of the same household and provide a single paper or electronic copy of certain documents to that household. This householding of documents may include prospectuses, supplements, annual reports, semiannual reports and proxies. Your authorization remains in effect unless we are notified otherwise. If you wish to continue receiving multiple copies of these documents, you can opt out of householding by calling us at 1.866.273.7429. Multiple mailings will resume within 30 days after we receive your opt out request.
Contract Exchanges
You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Generally, you can exchange one nonqualified annuity for another or for a qualified long-term care policy in a “tax-free” exchange under Section 1035 of the Code. You can also do a partial exchange from one nonqualified annuity contract to another annuity contract, subject to Internal Revenue Service (IRS) rules. You also generally can exchange a life insurance policy for a nonqualified annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on the new contract. You may have to pay a surrender charge when you exchange out of your old contract and a new surrender charge period may begin when you exchange into the new contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the distribution. State income taxes may also apply. You should not exchange your old contract for the new contract or buy the new contract in addition to your old contract, unless you determine it is in your best interest. (See “Taxes — 1035 Exchanges.”)
Purchase Payments
Purchase payment amounts and purchase payment timing may be limited under the terms of the contract. If we do not receive your initial purchase payment within 180 days from the application signed date, we will consider your contract void from the start. For contracts with a SecureSource series rider, if we do not receive your initial purchase payment within 90 days from the application signed date, we will consider your contract void from the start.
Minimum initial purchase payments*
Qualified annuities	$1,000
Nonqualified annuities	$2,000
Minimum additional purchase payments*
$50
Maximum total purchase payments** (without our approval) based on the contract year and your age on the effective date of the payment:
For the first contract year and total:
through age 85	$1,000,000
for ages 86 to 90	$100,000
age 91 or older	$0
For each contract year thereafter if maximum purchase payment not already received:
through age 85	$100,000
for ages 86 to 90	$50,000
age 91 or older	$0
*
If a group billing arrangement is set up through your employer, the minimum initial and minimum additional purchase payment is $25.
**
These limits apply in total to all RiverSource Life of NY annuities you own unless a higher amount applies to your contract. We reserve the right to waive or increase the maximum limit. For qualified annuities, the Code’s limits on annual contributions also apply. Additional purchase payments for inherited IRA contracts cannot be made unless the payment is IRA money inherited from the same decedent.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 23

Additional purchase payment restrictions for contracts with the SecureSource series rider
The riders prohibit additional purchase payments unless: (1) the payment is received at time of application or within 90 days thereafter, or (2) for qualified annuities where additional purchase payments are allowed in any contract year up to the maximum permissible annual contribution described by the Code, until total additional purchase payments are $100,000.
For contracts with applications signed before 3/30/2020: No additional purchase payments will be allowed except for certain purchase payments for qualified annuities:
Current tax year contributions for Tax Sheltered Annuities (TSA) under Section 403(b) of the Internal Revenue Code of 1986 (the Code) and Custodial and investment only plans under Section 401(a) of the Code, up to the annual limit set by the Internal Revenue Service (IRS).
Prior and current tax year contributions up to the annual limit set up by the IRS for any Qualified Accounts except TSA and 401(a). This annual limit applies to Individual Retirement Accounts (IRAs), Roth IRAs, SIMPLE IRAs and Simplified Employee Pension IRA (SEP) plans.
We are waiving only the $100,000 total additional purchase payment restriction for qualified annuities until further notice.
For contract with applications signed on or after 3/30/2020: These restrictions are being waived until further notice and We will accept additional purchase payments up to the maximum purchase payments permitted.
These riders also prohibit additional purchase payments if:
(1)
you decline any increase to the annual rider fee, or
(2)
for the SecureSource Tempo NY, SecureSource 5 NY, SecureSource 5 Plus NY, SecureSource 4 NY and SecureSource 4 Plus NY riders, the Current Annual Payment is established and your contract value on an anniversary is less than four times the Benefit Base multiplied by the Minimum Lifetime Payment Percentage for your current Age Band.
(3) for the SecureSource Core 2 NY, SecureSource Core NY and SecureSource Core Plus NY, the Current Annual Payment is established and your contract value on an anniversary is less than four times the Current Annual Payment.
Additional purchase payment restrictions for contracts with the Accumulation Protector Benefit rider
Additional purchase payments for contracts with the Accumulation Protector Benefit rider are not allowed during the Waiting Period except for the first 180 days (1) immediately following the effective date and (2) following the last contract anniversary for each elective step up. Additional purchase payments are also limited to $100,000; however, this restriction is currently being waived until further notice.
Additional purchase payment restrictions for contracts with the SecureSource Legacy benefit rider
The rider prohibits additional purchase payments unless: (1) the payment is received at time of application or within 90 days thereafter, or (2) for qualified annuities where additional purchase payments are allowed in any contract year up to the maximum permissible annual contribution described by the Code, until total additional purchase payments are $100,000; however, these restrictions are currently being waived until further notice.
How to Make Purchase Payments

1 By letter
Send your check along with your name and contract number to:
RiverSource Life Insurance Co. of New York
70500 Ameriprise Financial Center
Minneapolis, MN 55474

2 By scheduled payment plan
We can help you set up a bank authorization.

24 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Limitations on Use of Contract
If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner’s access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.
The Annuitization Start Date
Annuity payouts begin on the annuitization start date. This means that the contract will be annuitized (converted to a stream of monthly payments). If your contract is annuitized, the contract goes into payout and only the annuity payout provisions continue. You will no longer have access to your contract value. This means that the death benefit and any optional benefits you have elected will end. When we process your application, we will establish the annuitization start date to be the maximum age (or contract anniversary if applicable). You also can change the annuitization start date, provided you send us written instructions at least 30 days before annuity payouts begin.
The annuitization start date must be:
•
no earlier than 13 months after the contract’s effective date; and no later than
•
the owner’s 95th birthday or the tenth contract anniversary, if later,
•
or such other date as agreed to by us but not later than the owner’s 105th birthday.
Six months prior to your annuitization start date, we will contact you with your options including the option to postpone your annuitization start date to a future date. You can also choose to delay the annuitization of your contract to a date beyond age 95, to the extent allowed by applicable state law and tax laws.
If you do not make an election, annuity payouts using the contract’s default option of annuity payout Plan B — Life Income with 10 years certain will begin on the annuitization start date and your monthly annuity payments will continue for as long as the annuitant lives. If the annuitant does not survive 10 years, we will continue to make payments until 10 years of payments have been made (see “The Annuity Payout Period – Annuity Payout Plans”).
Generally, if you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your annuitization start date, your contract will not be automatically annuitized. However, if you choose, you can elect to request annuitization or take partial surrenders to meet your required minimum distributions.
Please see "SecureSource Tempo NY/SecureSource Core 2 NY/SecureSource 5 NY/SecureSource 5 Plus NY/SecureSource Core NY/SecureSource Core Plus NY/SecureSource 4 NY/SecureSource 4 Plus NY —  Other Provisions” section regarding options under this rider at the annuitization start date.
Beneficiary
We will pay to your named beneficiary the death benefit if it becomes payable while the contract is in force and before the annuitization start date. If there is more than one beneficiary we will pay each beneficiary’s designated share when we receive their completed claim. A beneficiary will bear the investment risk of the Variable Account until we receive the beneficiary’s completed claim. If there is no named beneficiary, then the default provisions of your contract will apply. (See “Benefits in Case of Death” for more about beneficiaries.)
If you select one of the SecureSource series riders — Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.
Charges
Transaction Expenses
Surrender Charge
If you surrender all or part of your contract before the annuitization start date, we may deduct a surrender charge from the contract value that is surrendered. A surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. You select the surrender charge period at the time of your application for the contract. The surrender charge percentages that apply to you are shown in your contract.
If you are buying a new contract as an inherited IRA, please consider carefully your surrender charge selection. Surrender charges for an inherited IRA are only waived for life time RMD amounts, not for a 5 year distribution.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 25

You may surrender an amount during any contract year without a surrender charge. We call this amount the total free amount (FA). The FA varies depending on whether your contract includes the SecureSource series rider. Contract earnings are defined as contract value (the sum of the contract value in the Regular Fixed Account, contract value in the Special DCA Fixed Account and contract value in the Variable Account), less purchase payments not previously surrendered, but not less than zero.
Contract without SecureSource series rider
The FA is the greater of:
•
10% of the contract value on the prior contract anniversary, less any prior surrenders taken in the current contract year; or
•
current contract earnings.
During the first contract year, the FA is the greater of:
•
10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA; or
•
current contract earnings.
Contract with SecureSource series rider
The FA is the greatest of:
•
10% of the contract value on the prior contract anniversary less any prior surrenders taken in the current contract year;
•
current contract earnings; or
•
the Remaining Annual Payment.
During the first contract year, the FA is the greatest of:
•
10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA;
•
current contract earnings; or
•
the Remaining Annual Payment.
Amounts surrendered in excess of the FA may be subject to a surrender charge as described below.
A surrender charge will apply if the amount you surrender includes any of your prior purchase payments that are still within their surrender charge schedule. To determine whether your surrender includes any of your prior purchase payments that are still within their surrender charge schedule, we surrender amounts from your contract in the following order:
1.
First, we surrender the FA. Contract earnings are surrendered first, followed by purchase payments. We do not assess a surrender charge on the FA. We surrender payments that are considered part of the FA on a first-in, first-out (FIFO) basis.
2.
Next, we surrender purchase payments received that are beyond the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do not assess a surrender charge on these payments.
3.
Finally, we surrender any additional purchase payments received that are still within the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do assess a surrender charge on these payments.
The amount of purchase payments surrendered is calculated using a prorated formula based on the percentage of contract value being surrendered. As a result, the amount of purchase payments surrendered may be greater than the amount of contract value surrendered.
We determine your surrender charge by multiplying each of your payments surrendered which could be subject to a surrender charge by the applicable surrender charge percentage and then adding the total surrender charges. For more information on how these charges are calculated, see Appendix C.

26 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected, as shown in the table below:
Seven-year schedule		Ten-year schedule
Number of completed years from date of each purchase payment	Surrender charge percentage applied to each purchase payment	Number of completed years from date of each purchase payment	Surrender charge percentage applied to each purchase payment
0	7%	0	8%
1	7	1	8
2	7	2	8
3	6	3	7
4	5	4	6
5	4	5	5
6	2	6	4
7 +	0	7	3
		8	2
		9	1
		10 +	0
Partial surrenders:
For a partial surrender, we will determine the amount of contract value that needs to be surrendered, which after any surrender charge, will equal the amount you request.
For an example, see Appendix C.
Fixed payouts: Surrender charge under annuity payout plans allowing surrenders of the present value of remaining guaranteed payouts:
If you elect an annuity payout plan on a fixed basis and the plan we make available provides a liquidity feature permitting you to surrender any portion of the underlying value of remaining guaranteed payouts, a surrender charge may apply.
A surrender charge will be assessed against the present value of any remaining guaranteed payouts surrendered. The discount rate we use in determining present values varies based on: (1) the contract value originally applied to the fixed annuitization; (2) the remaining years of guaranteed payouts; (3) the annual effective interest rate and the periodic payment amount for new immediate annuities of the same duration as the remaining years of guaranteed payouts; and (4) the interest spread (currently 1.50%). If we do not currently offer immediate annuities, we will use rates and values applicable to new annuitizations to determine the discount rate.
Once the discount rate is applied and we have determined the present value of the remaining guaranteed payouts you are surrendering, the present value determined will be multiplied by the surrender charge percentage in the table below and deducted from the present value to determine the net present value you will receive.
Number of Completed Years Since Annuitization	Surrender charge percentage
0	Not applicable*
1	5%
2	4
3	3
4	2
5	1
6 and thereafter	0
*
We do not permit surrenders in the first year after annuitization.
We will provide a quoted present value (which includes the deduction of any surrender charge). You must then formally elect, in a form acceptable to us, to receive this value. The remaining guaranteed payouts following surrender will be reduced, possibly to zero.
Waiver of surrender charges
We do not assess surrender charges for:
•
surrenders each year that represent the total free amount for that year;

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 27

•
required minimum distributions from a qualified annuity to the extent that they exceed the free amount. The amount on which surrender charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force. Surrender charges for an inherited IRA are only waived for life time RMD amounts, not for a 5 year distribution;
•
amounts applied to an annuity payment plan (Exception: As described above, if you elect an annuity payout plan with guaranteed payouts and you choose later to surrender the value of your remaining annuity guaranteed payments, we will assess a surrender charge.);
•
surrenders made as a result of one of the “Contingent events” described below to the extent permitted by state law. Waiver of surrender charges for Contingent events will not apply to Tax Free Exchanges, rollovers and transfers to another annuity contract;
•
amounts we refund to you during the free look period; and
•
death benefits.
Contingent events
•
Surrenders you make if you are confined to a hospital or nursing home and have been for the prior 60 days or confinement began within 30 days following a 60 day confinement period. Such confinement must begin after the contract issue date. Your contract will include this provision when you are under age 76 at contract issue. You must provide us with a letter containing proof satisfactory to us of the confinement as of the date you request the surrender. We must receive your surrender request no later than 91 days after your release from the hospital or nursing home. The amount surrendered must be paid directly to you.
•
Surrenders you make if you are diagnosed in the second or later contract years with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the diagnosis. You must provide us with a licensed physician’s statement containing the terminal illness diagnosis, the expected date of death and the date the terminal illness was initially diagnosed. The amount surrendered must be paid directly to you.
Other information on charges: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 ½ (fee waived in case of death or disability).
Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.
Annual Contract Expenses
Base Contract Expenses
Base Contract Expenses consist of the contract administrative charge and mortality and expense risk fee.
Contract Administrative Charge
We charge this fee for establishing and maintaining your records. Currently, we deduct $50* from your contract value on your contract anniversary or, if earlier, when the contract is fully surrendered. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.
We will waive this charge when your contract value is $50,000 or more on the current contract anniversary. We reserve the right to charge up to $20 after the first contract anniversary for contracts with contract value of $50,000 or more.
If you take a full surrender of your contract, we will deduct the charge at the time of surrender regardless of the contract value. This charge does not apply to amounts applied to an annuity payment plan or to the death benefit.
*
For contracts with applications signed before 5/4/2020, the contract administrative charge is $30 through the later of the first contract anniversary and 7/30/20. Thereafter the contract administrative charge is $50.
Mortality and Expense Risk Fee
We charge this fee daily to the subaccounts as a percentage of the daily contract value in the variable account. The unit values of your subaccounts reflect this fee. These fees cover the mortality and expense risk that we assume. These fees do not apply to the fixed account. The fees listed below are the current fees and they cannot be changed.
The mortality and expense risk fee you pay is based on the surrender charge schedule that applies to your contract, by contract year if you elect a seven-year surrender charge schedule, and if you select an optional death benefit rider.

28 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

RAVA 5 Advantage with ten-year surrender charge schedule	Maximum/Current: 0.95%
RAVA 5 Advantage with seven-year surrender charge schedule*	Maximum/Current: 1.10%
*After the 10th contract anniversary, the Mortality and expense risk fee is 0.95%.
You may select one of the following optional death benefit riders for an additional fee. The optional rider fee will be added to your mortality and expense risk fee.
ROPP Death Benefit(1)	Maximum/Current: 0.35%
MAV Death Benefit	Maximum/Current: 0.25%
5-year MAV Death Benefit	Maximum/Current: 0.10%
 (1)
Only available for purchase as an optional rider for ages 80 or older on the rider effective date.
Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not have a life contingent payment.
Expense risk arises because we cannot increase the contract administrative charge (except for contracts with contract value of $50,000 or more, where we reserve the right to charge a contract administrative change up to $20 after the first contract anniversary) and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.
The subaccounts pay us the mortality and expense risk fee they accrued as follows:
•
first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
•
then, if necessary, the funds redeem shares to cover any remaining fees payable.
We may use any profits we realize from the subaccounts’ payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge discussed in the “Transaction Expenses – Surrender Charge”, will cover sales and distribution expenses.
Optional Benefit Charges
Optional Living Benefit Charges
SecureSource Series Rider Charge
We deduct an annual charge for this optional feature only if you select one of the SecureSource series riders. The current annual rider fees applicable to the contract issued while this prospectus is in effect are shown in the Rate Sheet Prospectus Supplements. (see Appendix G: Prospectus Rate Sheet supplements for rates applicable to your contract)
The charge is calculated by multiplying the annual rider fee by the greater of the Benefit Base (after any Annual Credit or before any Returns Linked Credit is added) or the anniversary contract value, unless the contract value is greater than the maximum Benefit Base. The maximum Benefit Base is $20 million. In that case, the charge will be calculated by multiplying the annual rider fee by the maximum Benefit Base.
We deduct the charge from your contract value on your contract anniversary. Remember, since the charge is taken on a contract anniversary all purchase payments received during the preceding calendar year will increase your charge. This is especially important to consider when you make purchase payments near your contract anniversary because the payment amount increases your contract value and will result in an increased rider anniversary charge. We prorate this charge among variable Subaccounts but not the fixed account in the same proportion as your interest in each bears to your total Variable Account value.
Once you elect the SecureSource series rider, you may not cancel it (except as described later), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 29

Currently the SecureSource series rider fee does not vary with the investment option selected; however, we reserve the right to vary the rider fee for each investment option. The rider fee will not exceed the maximum as shown in the table below:
SecureSource series rider (Available for contract applications signed on or after 5/3/2021)	Guaranteed Maximum Fee
	Single Life rider	Joint Life Rider
SecureSource Tempo NY	2.50%	2.50%

SecureSource series rider (Available for contract applications signed on or after 5/3/2021 but prior to 1/1/2022 )	Single Life rider	Joint Life Rider
SecureSource Core 2 NY	2.50%	2.50%
SecureSource 5 NY	2.50%	2.50%
SecureSource 5 Plus NY	2.50%	2.50%

SecureSource series rider (Available for contract applications signed prior to 5/3/2021)	Single Life rider	Joint Life Rider
SecureSource Core NY	2.25%	2.25%
SecureSource 4 NY	2.25%	2.25%
SecureSource 4 Plus NY	2.25%	2.25%

SecureSource series rider (Available for contract applications signed prior to 3/30/2020)	Single Life rider	Joint Life Rider
SecureSource Core Plus NY	2.75%	2.75%
The following describes how your annual rider fee may increase:
1.
We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis up to the maximum fee. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.
(A)
You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)
all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups,
(ii)
any ability to make additional purchase payments,
(iii)
any future Annual Credits (Returns-linked Credits for SecureSource Tempo NY), and the Credit Base will be permanently set to zero,
(iv)
any increase to the Lifetime Payment Percentage due to changing age bands on subsequent birthdays and rider anniversaries, and
(v)
For SecureSource Core Plus NY rider only, any future Base Doubler adjustment and the Base Doubler will be permanently set to zero.
(B)
You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.
2.
The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase. Currently the SecureSource series rider fee does not vary with the investment option selected.
If the rider fee changes during a contract year, we will calculate an average annual rider fee, for that contract year only, that reflects the various different fees that were in effect for each investment option that contract year, adjusted for the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The fee does not apply after the annuitization start date or if the rider is terminated.
Accumulation Protector Benefit Rider Charge
We deduct an annual charge for this optional feature only if you select it. The current initial annual rider fee is 1.30%*. The charge is calculated by multiplying the annual rider fee by the greater of your contract value or the Minimum Contract Accumulation Value (as defined in the “Optional Living Benefits – Accumulation Protector Benefit Rider” section) on your contract anniversary. We prorate this charge among variable subaccounts in the same proportion as your interest in each bears to your total variable account contract value.

30 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Currently the Accumulation Protector Benefit rider fee does not vary with the investment option selected; however, we reserve the right to vary the rider fee for each approved investment option, but it will not exceed the maximum fee of 2.00%.
If multiple rider fees are in effect during a contract year, we will calculate an average annual rider fee, based on the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The following describes how your annual rider fee may change:
1.
We may change the annual rider fee for any approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.00%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance. The new fee will be in effect on the date we declare in the written notice. You can terminate this rider if you are invested in any investment option that has an increase and if we receive your written request to terminate the rider prior to the date of the fee increase. However, in order to be eligible for termination you must be invested in that investment option on the eligibility date we specify in the written notice. Currently the Accumulation Protector Benefit rider fee does not vary with the investment option selected.
2.
We may also change the annual rider fee(s) if you exercise the elective step-up option or elective spousal continuation step up. You do not have the option to terminate the rider if the fee increases due to an elective step-up.
Once you elect the Accumulation Protector Benefit rider, you may not cancel it and the charge will continue to be deducted through the end of the Waiting Period.
If your contract or rider is terminated for any reason including payment of the death benefit, the rider charge will be deducted, adjusted for the number of days coverage was in place during the contract year.
The fee does not apply after the Benefit Date or after the annuitization start date.
*
For contract applications signed prior to 10/28/2019, the current initial annual rider fee is 1.15%.
The annual rider fees for elective step up (including elective spousal continuation step up) requests, for contract applications signed on or after 10/28/2019:
Elective step up date:	Maximum annual rider fee	Annual rider fee
Prior to 09/01/2020	2.00%	1.30%
09/01/2020 and later	2.00%	2.00%
The annual rider fees for elective step up (including elective spousal continuation step up) requests, for contract applications signed prior to 10/28/2019:
Elective step up date:	Maximum annual rider fee	Annual rider fee
Prior to 09/01/2020	2.00%	1.15%
09/01/2020 and later	2.00%	2.00%
Optional Death Benefit Rider Charge
SecureSource Legacy Benefit Rider Charge
We deduct an annual charge for this optional feature only if you select it. For contracts with applications signed on or after 5/4/2020, the current annual rider fee is 0.35%. For contracts with applications signed prior to 5/4/2020, the current annual rider fee is 0.25%.
We prorate this charge among the variable subaccounts, but not the fixed account, in the same proportion your interest in each account bears to your total variable account contract value on your contract anniversary.
The charge is calculated on your contract anniversary by multiplying the annual rider fee by the greater of the SecureSource Legacy benefit amount or the contract value.
For contracts with applications signed on or after 5/4/2020, the SecureSource Legacy benefit rider fee will not exceed a maximum of 0.50%. For contracts with applications signed prior to 5/4/2020, the SecureSource Legacy benefit rider fee will not exceed a maximum of 0.40%.
Currently the SecureSource Legacy benefit rider fee does not vary with the investment option selected; however, we may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance. The new fee will be in effect on the date we declare in the written notice. You can terminate this rider if we receive your written request prior to the date of the fee increase.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 31

If your rider fee changes during the contract year, on the next contract anniversary we will calculate an average rider fee for that contract year only, adjusted for the number of calendar days each fee was in effect.
If your contract or rider is terminated for any reason, the rider charge will be deducted, adjusted for the number of days coverage was in place during the contract year, and further charges for this rider will terminate.
The fee does not apply after the annuitization start date.
Fund Fees and Expenses
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds.
Valuing Your Investment
We value your accounts as follows:
The Fixed Account
We value the amounts you allocate to the fixed account directly in dollars. The value of the fixed account equals:
•
the sum of your purchase payments allocated to the regular fixed account and Special DCA fixed account and transfer amounts to the regular fixed accounts;
•
plus interest credited;
•
minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and
•
minus any prorated portion of the contract administrative charge.
Subaccounts
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or fee for any optional riders with annual charges (if applicable).
The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:
Number of units: To calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.
Accumulation unit value: The current accumulation unit value for each subaccount equals the last value times the subaccount’s current net investment factor.
We determine the net investment factor by:
•
adding the fund’s current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
•
dividing that sum by the previous adjusted net asset value per share; and
•
subtracting the percentage factor representing the mortality and expense risk fee from the result.
Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.
Factors that affect subaccount accumulation units: Accumulation units may change in two ways — in number and in value.
The number of accumulation units you own may fluctuate due to:
•
additional purchase payments you allocate to the subaccounts;
•
transfers into or out of the subaccounts;
•
partial surrenders;
•
surrender charges;

32 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

and a deduction of a prorated portion of:
•
the contract administrative charge;
•
the SecureSource Legacy Benefit rider charge;
•
the SecureSource series rider charge; or
•
Accumulation Protector Benefit rider charge.
Accumulation unit values will fluctuate due to:
•
changes in fund net asset value;
•
fund dividends distributed to the subaccounts;
•
fund capital gains or losses;
•
fund operating expenses; and/or
•
mortality and expense risk fees.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 33

Making the Most of Your Contract
Automated Dollar-Cost Averaging
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or from the regular fixed account to one or more subaccounts. You may not set up an automated transfer to the regular fixed account. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic payments under a scheduled payment plan. There is no charge for dollar-cost averaging.
This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.
How dollar-cost averaging works
By investing an equal number of dollars each month		Month	Amount invested	Accumulation unit value	Number of units purchased
		Jan	$100	$20	5.00
		Feb	100	18	5.56
you automatically buy more units when the per unit market price is low		Mar	100	17	5.88
	→	Apr	100	15	6.67
		May	100	16	6.25
		June	100	18	5.56
		July	100	17	5.88
and fewer units when the per unit market price is high.		Aug	100	19	5.26
	→	Sept	100	21	4.76
		Oct	100	20	5.00
You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.
Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features, contact your financial advisor.
Asset Rebalancing
You can ask us in writing to automatically rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. There is no charge for asset rebalancing. The contract value must be at least $2,000.
You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.
Contracts issued with the SecureSource Tempo NY rider have different rebalancing rules. (See “Investment Allocation Restrictions for Certain Benefit Riders – Investment Allocation Restrictions for the SecureSource Tempo NY Rider – Rebalancing for Investment Path 2”)
The Income GuideSM Program
Income Guide is an optional service we currently offer without charge. It does not change or otherwise modify any of the other benefits, features, charges, or terms and conditions associated with your annuity contract. The purpose of the program is to provide reporting and monitoring of withdrawals you take from your annuity. The reporting and monitoring is designed to provide you information that may assist you in considering whether to adapt your withdrawals over time.
For the purpose of Income Guide program, the term “systematic withdrawals” is the same as “automated systematic surrenders”.

34 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

The assumptions we used in the program are not customized or individualized to your circumstances. Program participants and their unique individual circumstances will vary from the program assumptions, creating differing results. The simulations we used in connection with the program do not include any contract or underlying fund charge assumptions other than an assumed mortality and expense risk charge of 1.0%. Your contract value may be depleted prior to the end of the program. If you follow the program and make downward adjustments to your withdrawals to remain in the “On Track” status, the amount of your withdrawal can significantly decline over time.
Income Guide is a withdrawal monitoring service. The program establishes what we call a “Prudent Income Amount” which is based on your contract value, age, and the other program assumptions described below. We calculate the Prudent Income Amount daily using the following factors:
(1)
the age of the participant, (the age of the younger participant under the Joint Option);
(2)
the contract value;
(3)
Prudent Income Percentages.
The current Prudent Income Amount is determined by multiplying the current contract value by the current Prudent Income Percentage. The Prudent Income Amount is a hypothetical withdrawal amount with a minimum 85% probability that if taken and no withdrawal adjustments are made, withdrawals at that amount would not deplete the contract value prior to age 95 (age 100 for joint), or 8 years if longer. Please refer to the Prudent Income Amount section below for details on the assumptions we used to create the Prudent Income Percentages and the operation of the Prudent Income Amount.
Income Guide compares the annual total of the monthly systematic withdrawals you have elected to the current Prudent Income Amount we have calculated to determine your current status in the program. The current status provides you information on the current sustainability of your rate of withdrawal by comparing it to the Prudent Income Amount.
The program allows you to elect to have withdrawal income monitored based on one person (the “Single Option”) or two persons (the “Joint Option”). We refer to each person covered under Income Guide as a participant. Income Guide is most effective when you use it in consultation with your financial advisor.
Income Guide is not a guaranteed income option and it is not backed by our general account. If you need income guaranteed for life or another specified period of time, you should not rely on using Income Guide. For guaranteed income options, consider a guaranteed lifetime withdrawal benefit such as our SecureSource series rider, annuitization options, or other annuity contracts that provide guaranteed lifetime income riders or benefits.
Any withdrawals you make from your contract may result in surrender charges, taxes and tax penalties. In addition, withdrawals may result in a proportional reduction to the standard death benefit and any optional death benefit you have elected.
As part of the Income Guide program, we provide you with information regarding your withdrawal amount, but we do not determine whether to make adjustments to your withdrawal amount or investment allocation.  You need to decide what changes or adjustments may be right for you, or whether to seek the assistance of a financial advisor in making any decisions, based on the information provided and your given needs and circumstances.
Program Availability
Income Guide is only available if the servicing broker-dealer on your contract is Ameriprise Financial Services, LLC (“AFS”) which is our affiliate and we only currently offer variable annuity contracts through AFS. We may modify or end the availability of Income Guide at any time in our sole discretion. We will notify you 30 days in advance of any changes to Income Guide or if we end the program. Advance notice will not be given for any changes we decide to make to the Prudent Income Percentages.
Income Guide is not available if your contract has a SecureSource series or Accumulation Protector Benefit riders.
In addition, in order to enroll in Income Guide, the following eligibility requirements must be met.
(1)
One of the Income Guide participants must be an owner or annuitant under the contract.
(2)
Your contract cannot be a beneficially owned IRA.
(3)
You cannot be withdrawing substantially equal periodic payments as defined in the Internal Revenue Code. These payments are calculated in part using your life expectancy and place limits on the ability to increase withdrawals beyond a certain amount without incurring tax consequences.
(4)
If you have a systematic withdrawal program established, you may not elect to set your withdrawal amount net of surrender charges and the frequency of withdrawal must be set at monthly. You cannot have more than one systematic withdrawal program established at the same time.
(5)
Your contract cannot have any active or deemed loans on it.
(6)
Your contract must have an Ameriprise advisor registered with AFS assigned as the agent of record on your contract.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 35

(7)
All participants covered by the program must be at least age 50 and no older than age 85.
These eligibility requirements apply to any post-enrollment changes you may elect to make, such as changing or adding participants.
Advance notice will not be given for the events listed below that automatically terminate Income Guide.
(1)
You modify your systematic withdrawal program to a frequency other than monthly or you have more than one systematic withdrawal program in effect.
(2)
You take a loan on the contract.
(3)
On any contract anniversary where the participant (for joint, youngest participant) attained the maximum age of 95 in the preceding contract year.
(4)
The death benefit under the contract becomes payable.
(5)
You elect a systematic withdrawal program to take substantially equal periodic payments as defined in the Internal Revenue Code. These payments are calculated in part using your life expectancy and place limits on the ability to increase withdrawals beyond a certain amount without incurring tax consequences.
(6)
AFS is no longer the servicing broker-dealer on your contract.
(7)
Your contract terminates for any reason, including full surrender, the contract value reaches zero, or when you annuitize your entire contract (this does not apply to partial annuitizations which are permitted while you participate in Income Guide).
In the event of a change in ownership, systematic withdrawals are suspended, but you would continue to be enrolled in the Income Guide.
Enrolling in the Income Guide Program
You may elect to enroll in the Income Guide program at any time as long as we continue to offer it and you meet the eligibility requirements of participation. At the time of your enrollment, you will be required to complete an Income Guide Enrollment Form or verbally acknowledge your understanding of the program if we permit enrollment via telephone. In connection with enrollment, you will be asked whether you want the Single Option or Joint Option. You also will be required to provide the birthdate and sex of each participant covered under Income Guide. We use the age provided at enrollment to calculate the Prudent Income Amount.
If you are funding your contract through multiple sources that would involve making more than one initial purchase payment, you should consider waiting to enroll in Income Guide until your contract is fully funded. A large purchase payment not taken into account will result in a lower initial Prudent Income Amount being calculated. If your systematic withdrawal amount is based on all intended payments, then the amount you are withdrawing will be higher than the Prudent Income Amount that is calculated before we receive all intended purchase payments which may affect your Income Guide status.
After enrolling, we will permit you to modify the selected option (Single Option or Joint Option) or to change the participants. Any changes are subject to the conditions stated in the Program Availability section above.
Withdrawal Monitoring and Reporting
Income Guide is designed to assist you and your financial advisor in managing the withdrawal of money out of your annuity contract to provide income. To aid in managing your withdrawals, we currently provide periodic reports to you and your financial advisor. This includes a detailed annual report we provide on each contract anniversary and a brief summary on the consolidated statements you receive either monthly or quarterly from AFS. These reports include an Income Guide status based on the Prudent Income Amount calculated on the date we produce the report. The reporting and the status are designed to provide you information regarding the current sustainability of your current withdrawal amount by comparing it to the current Prudent Income Amount. We provide no other reporting, so you should review your consolidated statement and annual report to see if your status under the program has changed. You also can review your current daily status by logging into your account on ameriprise.com. We reserve the right to modify the reporting we provide under the program at any time and in our sole discretion.
The table below summarizes the definitions of each status under the program.
Income Guide Status Definitions
Attention Needed	Caution	On Track	More Available
Prudent Income Amount is more than 20% below your current annual withdrawal amount	Prudent Income Amount is from 10.1% to 20% below your current annual withdrawal amount	Prudent Income Amount is from 10% below up to 24.9% above your current annual withdrawal amount	Prudent Income Amount is more than 25% or more above your current annual withdrawal amount

36 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

We use descriptive terminology to describe each status. When you are in the On Track status we may refer to your withdrawal rate as “currently sustainable.” When you are in the Caution status, we refer to your withdrawal rate as “near a point where it may not be sustainable.” When you are in the Attention Needed status, we refer to your withdrawal rate as “may not be sustainable.” Finally, if your current withdrawal amount places you in the “More Available” status, we refer to you as having “more options available” because the Prudent Income Amount is at least 25% higher than your current withdrawal amount. These statuses, including the accompanying explanations, are merely descriptive and do not represent a specific level of actual sustainability or probability of your contract value not being depleted. Please note if you are in the “More Available” status and you utilize contract value for other purposes it may create adverse consequences in the future, including increasing the possibility and extent of future status changes and the possibility of running out of money prior to the end of the program.
The following Income Guide statuses are used in our periodic reporting.
Income Guide Status	What the Status Means
Attention Needed	Based on your contract value, it is projected that your withdrawal amount may not be sustainable.
Caution	Based on your contract value, it is projected that your withdrawal amount is near a point where it may not be sustainable.
On Track
Based on your contract value, it is projected that your withdrawal amount is currently sustainable. Please note that the minimum 85% probability assumed in the program only applies to the Prudent Income Amount and not to the “On Track” status which includes a range above and below the current Prudent Income Amount.

More Available	Based on your contract value and withdrawal amount, it is projected there are more options available.
These statuses are not designed to be, nor should they be construed as, investment advice. They are based on a comparison of your current annual withdrawal amount versus the current Prudent Income Amount. They also can aid you in tracking how close your current rate of withdrawal is to the Prudent Income Amount. In the end, your unique financial situation and the advice of your financial advisor should be utilized in assessing your Income Guide status and your utilization of the program as a whole. Please note, the longer you are in the Attention Needed status without adjusting withdrawals the greater the likelihood that you will deplete your contract value.
If you enroll in Income Guide without electing a systematic withdrawal, then no status will be reported, but you will be provided the Prudent Income Amount.
If you completely suspend your withdrawals, we will also no longer report a status. This, however, does not mean that subsequently restarting withdrawals will result in a sustainable rate of withdrawal. When you restart your withdrawals, a current Prudent Income Amount will be compared to your current withdrawal amount to determine a current status. Also, remember that a change in ownership will automatically suspend systematic withdrawals.
Income Guide does not take into account your unique financial situation, including how you allocate your contract value to available investment options and the allocation of your contract value to equities or fixed income instruments (e.g. bonds). Your investment returns, including the deduction of any fund fees and expenses, will differ from program assumptions. In addition, the fees and charges we assumed in calculating values under the program will differ from the actual fees and charges on your contract. This is due in part to the fact that we did not assume certain charges, including the contract administrative charge and optional benefit charges.
The methods, assumptions and simulations we used to develop the Prudent Income Percentages may not be appropriate or correct for a given contract owner. Individual results can vary widely and will impact the frequency of status changes and how often you may want to make adjustments to your withdrawals. You must decide whether to modify withdrawals or take any other action with respect to your contract based on the status we report, and whether to consult with your financial advisor.
The Prudent Income Amount
We use your current age, contract value, and Prudent Income Percentage to calculate your current Prudent Income Amount. We may modify these factors used to calculate your Prudent Income Amount at any time and in our sole discretion. We, RiverSource Life Insurance Company, solely determined what assumptions to use in deriving the Prudent Income Amount
Since the Prudent Income Amount is calculated daily and fluctuates based on age and current contract value, the program does not guarantee or result in a steady stream of income or provide any type of guaranteed cash value or guaranteed benefit.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 37

The Prudent Income Percentages are derived from a series of random simulations based on the following assumptions:
•
an investment allocation of 50% in equities and 50% in fixed income instruments (e.g.bonds);
•
average annual returns, after the deduction of all fund fees and expenses, of 9.0% on the equity allocation and 2.0% on the fixed income instruments (e.g.bonds) allocation that grades upward to 4.0% over a twenty year period;
•
average portfolio volatility of 9.0%;
•
a 1.0% average annual mortality and expense risk fee being assessed; and
•
taking level withdrawals each month.
The average annual return assumptions of 9.0% for the equity allocation and the 2.0% - 4.0% for the fixed income instruments (e.g.bonds) allocation are net return assumptions. This means these return assumptions would be after the deduction of all underlying fund fees and expenses. Contract charges other than the 1.0% mortality and expense risk fee, if they apply to you, were not included in the assumptions. This includes the contract administrative charge, surrender charges, and charges associated with optional benefits available under the contract. The “Charges” section of the prospectus provides additional details on the amount and applicability of these charges.
Since these assumptions are not customized to you, your circumstances will differ and the minimum 85% probability of withdrawals lasting for the duration of the program without the need to make any adjustments to the amount of withdrawals may be higher or lower than the probability used in developing the Prudent Income Percentages.
Your results under the program will vary. In general, if you have lower returns, higher volatility, higher fees, or you make additional withdrawals, then the probability of your withdrawal amount being sustainable will be lower than assumed under the program. In contrast, if you have higher returns, lower volatility, lower fees, or make additional purchase payments, then the probability of your withdrawal amount being sustainable will generally be higher than assumed under the program. In addition, if you experience long-term periods where your contract value is continually declining due to deviations from the assumptions mentioned above, you will need to repeatedly decrease the amount of your withdrawal to stay in the “On Track” status. Also, while unlikely, your contract value may be depleted before age 95 even if you follow the program.
It is important to remember that only the age of the participant and the contract value are specific to your contract. All of the factors used in determining the Prudent Income Percentages are general and not individualized or otherwise customized to you, your contract allocation, or any other circumstances specific to you.
The following factors related to your contract experience will impact your Income Guide status and the probability of withdrawals (without adjusting under the program) lasting for the duration of the program:
(1)
the fees, average annual total returns and volatility of the underlying funds you have elected;
(2)
the specific fees of your contract;
(3)
additional purchase payments to the contract;
(4)
withdrawals in addition to the monthly systematic withdrawal;
(5)
partial annuitizations; or
(6)
your actual life expectancy or retirement horizon.
The assumptions were utilized to run a series of random simulations. These simulations were used to establish the Prudent Income Percentages which are based on a level amount of income (without adjusting under the program) that provides a minimum 85% or greater probability of contract value lasting to age 95 (age 100 for joint), or for 8 years, whichever is longer. As with any simulation, your actual experience will be different and our methodology could have an error.
The Prudent Income Percentages change over time based on age. The table below shows the current Prudent Income Percentages utilized. In the case of the Joint Option, the youngest participant’s age is used to determine the Prudent Income Percentages.
Prudent Income Percentages
Participant Age	Single Option	Joint Option	Participant Age	Single Option	Joint Option	Participant Age	Single Option	Joint Option
50	3.0%	2.5%	66	4.6%	4.1%	81	6.3%	5.8%
51	3.1%	2.6%	67	4.7%	4.2%	82	6.6%	6.1%
52	3.2%	2.7%	68	4.8%	4.3%	83	6.9%	6.4%
53	3.3%	2.8%	69	4.9%	4.4%	84	7.2%	6.7%
54	3.4%	2.9%	70	5.0%	4.5%	85	7.5%	7.0%
55	3.5%	3.0%	71	5.1%	4.6%	86	8.0%	7.5%
56	3.6%	3.1%	72	5.2%	4.7%	87	8.5%	8.0%

38 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Participant Age	Single Option	Joint Option	Participant Age	Single Option	Joint Option	Participant Age	Single Option	Joint Option
57	3.7%	3.2%	73	5.3%	4.8%	88	9.0%	8.5%
58	3.8%	3.3%	74	5.4%	4.9%	89	9.5%	9.0%
59	3.9%	3.4%	75	5.5%	5.0%	90	10.0%	9.5%
60	4.0%	3.5%	76	5.6%	5.1%	91	10.5%	10.0%
61	4.1%	3.6%	77	5.7%	5.2%	92	11.0%	10.5%
62	4.2%	3.7%	78	5.8%	5.3%	93	11.5%	11.0%
63	4.3%	3.8%	79	5.9%	5.4%	94	12.0%	11.5%
64	4.4%	3.9%	80	6.0%	5.5%	95	12.5%	12.0%
65	4.5%	4.0%
The Prudent Income Percentage is multiplied by the contract value to determine the current Prudent Income Amount. The Prudent Income Amount will change over time due to changes in the contract value and the age of the participants covered under the program.
Although the Prudent Income Percentage increases with age, the Prudent Income Amount may not increase over time because a decreasing contract value can more than offset any increase in the Prudent Income Percentage. An increase in the Prudent Income Percentage does not protect against inflation.
Refer to “Example of a Prudent Income Amount Calculation” below to see how the Prudent Income Percentage is used to create a Prudent Income Amount.
By increasing with age, the Prudent Income Percentages result in less contract value being required to be in the “On Track” status. As a result, the Prudent Income Amount is not designed to preserve the level of your contract value. Following the monitoring program, however, including making adjustments to your rate of withdrawal over the life of the program, will increase the likelihood that your contract value will not be exhausted prior to the end of the program.
The assumptions used in determining values under Income Guide including investment and performance, are not tied in any way to your allocation of contract value and its performance. Your actual contract results can vary significantly from the performance we assumed in calculating the Prudent Income Amount.
The Prudent Income Amount is not a guarantee of present or future income and is not intended, nor should it be construed as, any form of investment advice.
If your contract is funding an employer sponsored plan such as a retirement plan established under Section 403(b) or 401(a) of the Code, your ability to begin a systematic withdrawal or to change one may be subject to plan sponsor approval. To determine whether there are any plan based restrictions on Income Guide, contact your plan sponsor.
Example of a Prudent Income Amount Calculation
Below is an example of how Income Guide calculates the Prudent Income Amount and assigns the status of the sustainability of your withdrawals.
At the time of enrollment, assume the following:
(1)
you have elected the Single Option;
(2)
you are age 65;
(3)
your monthly systematic withdrawal amount is $350.00 ($4,200.00 annually); and
(4)
your contract value is $100,000.00.
Using these assumptions when you enroll, to calculate the Prudent Income Amount, the contract value is multiplied by the Prudent Income Percentage, which is 4.5%.
$100,000.00 x 4.5% = $4,500.00
In this case, the Prudent Income Amount is about 7.1% above your annual withdrawal amount. This results in being assigned a status of “On Track.”
Let’s assume six months after enrollment, you are still age 65 and your contract value is now $95,000. When you multiply the current contract value by the Prudent Income Percentage you get the following Prudent Income Amount.
$95,000.00 x 4.5% = $4,275.00
In this case, the Prudent Income Amount is about 1.8% above your annual withdrawal amount. This results in being assigned a status of “On Track.”
Let’s assume one year after enrollment, you are now age 66 and your contract value is now $82,000. When you multiply the current contract value by the Prudent Income Percentage you get the following Prudent Income Amount.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 39

$82,000.00 x 4.6% = $3,772.00
In this case, the Prudent Income Amount is about 10.2% below your annual withdrawal amount. This results in being assigned a status of “Caution.”
Potential Benefits of the Income Guide Program
Income Guide can aid you in creating a non-guaranteed stream of income through systematic withdrawals from your contract. This can be beneficial if your need for income is flexible and does not require the guarantees associated with either a guaranteed minimum withdrawal benefit rider or exercising your option to annuitize. Withdrawals in connection with Income Guide may be subject to surrender charges, taxes and tax penalties. In contrast, payments under a guaranteed minimum withdrawal benefit rider or annuitization are not subject to surrender charges. In addition, if you use Income Guide and you have a non-qualified contract, you are not receiving any potential benefits of the exclusion ratio associated with annuitization. The exclusion ratio allows you to spread the cost basis of your contract value over time, generally resulting in payments being partially income tax-free while the exclusion ratio is in effect. In contrast, Income Guide systematically withdraws contract value and for non-qualified contracts this results in taxable earnings being considered to be withdrawn first. A financial advisor can help you understand each of the income options available to you.
In cases where your Income Guide status becomes “More Available” there may be opportunities to increase your withdrawal rate, lock-in guaranteed income through partial annuitization, or use a portion of your contract value for other purposes. In consultation with your financial advisor, you can determine whether one or more of these options are right for you. Please keep in mind increases in the amount you withdraw may be subject to additional surrender charges, taxes and tax penalties. In addition, withdrawals will reduce your contract value and will proportionally reduce your standard death benefit and any optional death benefit you have elected. Increases in withdrawals can also have adverse future consequences, including increasing the possibility of future status changes and the possibility of running out of money prior to the end of the program.
Potential Risks of the Income Guide Program
Income Guide, including the Prudent Income Amount, is not a guarantee of income. If your annuity contract value is depleted your contract and any benefits associated with it, including Income Guide, will end without value.
In instances where your contract enters the “Attention Needed” status, even if you take steps to address the status such as lowering withdrawals from your contract, it is possible depending on continued performance of your contract that you could re-enter or remain in the status for an extended period of time. If you do not adjust your withdrawals when you are in the “Attention Needed” status, it could substantially increase the likelihood your contact value will be depleted, especially if you remain in this status for an extended period of time without making any adjustments.
Income Guide does not provide any additional waiver of any applicable surrender charge. This means in cases where your contract is subject to a surrender charge, any amounts withdrawn in excess of the free amount will be assessed a surrender charge, including any instance where you are withdrawing at a level equal to the Prudent Income Amount. For additional information on surrender charges, refer to the “Surrender Charge” subsection of the “Charges” section of this prospectus.
If your contract is issued on a qualified basis, you are subject to certain required minimum distribution rules for federal tax purposes. These rules may require you to take withdrawals out of your annuity that exceed the Prudent Income Amount. If this occurs, taking the required withdrawals may increase the likelihood that you will deplete your annuity contract over time.
Income Guide does not provide any additional waiver of any applicable surrender charge. This means in cases where your contract is subject to a surrender charge, any amounts withdrawn in excess of the free amount will be assessed a surrender charge, including any instance where you are withdrawing at a level equal to the Prudent Income Amount. For additional information on surrender charges, refer to the “Surrender Charge” subsection of the “Charges” section of this prospectus.
If your relationship with your advisor ends, you will no longer receive assistance using the Income Guide service. If your contract continues to be serviced by AFS, but you have ended your relationship with the financial advisor with whom you set up Income Guide, Income Guide will continue, and you should request AFS assign you another advisor to assist you with maximizing the effectiveness of Income Guide. We cannot guarantee that AFS will assign you an advisor that will assist you with Income Guide.
If you rely on Income Guide for managing your income needs and the service terminates, either because we choose to no longer offer it or a circumstance arises where automatic termination occurs, you may be in a position where you cannot find a means to manage or monitor your income going forward. Remember, in any instance where AFS is no longer the servicing broker-dealer of record for your contract, Income Guide will automatically terminate.

40 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Transferring Among Accounts
The transfer rights discussed in this section do not apply if you have selected one of the optional living benefit riders or the SecureSource Legacy benefit rider. For transfer rights involving investment options under optional living benefit riders or the SecureSource Legacy benefit rider, please see “Investment Allocation Restrictions for Certain Benefit Riders” section.
You may transfer contract value from any one subaccount or the regular fixed account, if available, to another subaccount before the annuitization start date. Certain restrictions apply to transfers involving the regular fixed account.You may not transfer contract value to the Special DCA fixed account. You may not transfer contract value from the Special DCA fixed account except as part of automated monthly transfers.
The date your request to transfer will be processed depends on when and how we receive it:
For transfer requests received in writing:
•
If we receive your transfer request at our Service Center in good order before the close of the NYSE (4:00 pm Eastern Time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.
•
If we receive your transfer request at our Service Center in good order at or after the close of the NYSE (4:00 pm Eastern Time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.
For transfer requests received by phone:
•
If we receive your transfer request at our Service Center in good order before the close of the NYSE (4:00 pm Eastern Time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.
•
If we receive your transfer request at our Service Center in good order at or after the close of the NYSE (4:00 pm Eastern Time unless the NYSE closes earlier), we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.
If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.
There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.
For information on transfers after annuity payouts begin, see “Transfer policies” below.
Transfer policies
•
Before the annuitization start date, you may transfer contract values between the subaccounts or from the subaccounts to the regular fixed account at any time. However, if you made a transfer from the regular fixed account to the subaccounts, took a partial surrender from the fixed account or terminated automated transfers from the Special DCA fixed account prior to the end of the Special DCA fixed account term, you may not make a transfer from any subaccount back to the regular fixed account for six months following that transfer, partial surrender or termination.
•
You may transfer contract values from the regular fixed account to the subaccounts once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Currently, you may transfer the entire contract value to the regular fixed account. We reserve the right to limit transfers to the regular fixed account with 30 days written notice, if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. In addition, if we waive any restrictions on transfers to the regular fixed account, you will be notified in writing, signed by an officer of the company. Transfers out of the regular fixed account, including automated transfers, are limited to 30% of regular fixed account value at the beginning of the contract year(1), or $10,000 whichever is greater. Because of this limitation, it may take you several years to transfer all your contract value from the regular fixed account. You should carefully consider whether the regular fixed account meets your investment criteria before you invest. We reserve the right to change the percentage allowed to be transferred from the regular fixed account with 30 days written notice if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. In addition, if we waive any restrictions on transfers from the regular fixed account, you will be notified in writing, signed by an officer of the company.
•
You may not transfer contract values from the subaccounts or the regular fixed account into the Special DCA fixed account. However, you may transfer contract values as automated monthly transfers from the Special DCA fixed account to the subaccounts. (See “Special DCA Fixed Account.”)

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 41

•
After the annuitization start date, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of the Special DCA fixed account.
(1)
All purchase payments received into the regular fixed account prior to your transfer request are considered your beginning of contract year value during the first contract year.
Market Timing
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a Subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.
We seek to prevent market timing. Market timing is frequent or short-term trading activity. We do not accommodate short-term trading activities. Do not buy a contract if you wish to use short-term trading strategies to manage your investment. The market timing policies and procedures described below apply to transfers among the Subaccounts within the contract. The underlying funds in which the Subaccounts invest have their own market timing policies and procedures. The market timing policies of the underlying funds may be more restrictive than the market timing policies and procedures we apply to transfers among the Subaccounts of the contract, and may include redemption fees. We reserve the right to modify our market timing policies and procedures at any time without prior notice to you.
Market timing may hurt the performance of an underlying fund in which a Subaccount invests in several ways, including but not necessarily limited to:
•
diluting the value of an investment in an underlying fund in which a Subaccount invests;
•
increasing the transaction costs and expenses of an underlying fund in which a Subaccount invests; and
•
preventing the investment adviser(s) of an underlying fund in which a Subaccount invests from fully investing the assets of the Fund in accordance with the Fund’s investment objectives.
Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.
In order to help protect you and the underlying funds from the potentially harmful effects of market timing activity, we apply the following market timing policy to discourage frequent transfers of contract value among the Subaccounts of the Variable Account:
We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three Subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.
If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:
•
requiring transfer requests to be submitted only by first-class U.S. mail;
•
not accepting hand-delivered transfer requests or requests made by overnight mail;
•
not accepting telephone or electronic transfer requests;
•
requiring a minimum time period between each transfer;
•
not accepting transfer requests of an agent acting under power of attorney;
•
limiting the dollar amount that you may transfer at any one time;
•
suspending the transfer privilege; or
•
modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

42 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.
Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to identify and restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.
In addition to the market timing policy described above, which applies to transfers among the Subaccounts within your contract, you should carefully review the market timing policies and procedures of the underlying funds. The market timing policies and procedures of the underlying funds may be materially different than those we impose on transfers among the Subaccounts within your contract and may include mandatory redemption fees as well as other measures to discourage frequent transfers. As an intermediary for the underlying funds, we are required to assist them in applying their market timing policies and procedures to transactions involving the purchase and exchange of Fund shares. This assistance may include but not be limited to providing the underlying fund upon request with your Social Security Number, Taxpayer Identification Number or other United States government-issued identifier and the details of your contract transactions involving the underlying fund. An underlying fund, in its sole discretion, may instruct us at any time to prohibit you from making further transfers of contract value to or from the underlying fund, and we must follow this instruction. We reserve the right to administer and collect on behalf of an underlying fund any redemption fee imposed by an underlying fund. Market timing policies and procedures adopted by underlying funds may affect your investment in the contract in several ways, including but not limited to:
•
Each Fund may restrict or refuse trading activity that the Fund determines, in its sole discretion, represents market timing.
•
Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund’s market timing policies and procedures, including instructions we receive from a Fund, may require us to reject your transfer request. For example, we will attempt to execute transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund’s market timing policies and procedures will do so. Orders we place to purchase Fund shares for the Variable Accounts are subject to acceptance by the Fund. We reserve the right to reject without prior notice to you any transfer request if the Fund does not accept our order.
•
Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a Fund has adopted. As a result, a Fund’s returns might be adversely affected, and a Fund might terminate our right to offer its shares through the Variable Account.
•
Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the Fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a Fund’s market timing policies, we cannot guarantee that other intermediaries purchasing that same Fund’s shares will do so, and the returns of that Fund could be adversely affected as a result.
For more information about the market timing policies and procedures of an underlying fund, the risks that market timing pose to that Fund, and to determine whether an underlying fund has adopted a redemption fee, see that Fund’s prospectus.
How to Request a Transfer or Surrender

1 By letter
Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:
RiverSource Life Insurance Co. of New York
70500 Ameriprise Financial Center
Minneapolis, MN 55474
Minimum amount
Transfers or surrenders:	$250 or entire account balance

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 43

Maximum amount
Transfers or surrenders:	Contract value or entire account balance
*
Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

2 By automated transfers and automated partial surrenders
Your financial advisor can help you set up automated transfers among your subaccounts or regular fixed account or automated partial surrenders from the regular fixed account, Special DCA fixed account or the subaccounts.
You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.
•
Automated transfers from the regular fixed account are limited to 30% of the regular fixed account value at the beginning of the contract year or $10,000, whichever is greater.
•
Automated surrenders may be restricted by applicable law under some contracts.
•
You may not make additional systematic payments if automated partial surrenders are in effect.
•
If you have the SecureSource Legacy benefit rider, a SecureSource series rider or APB rider, you are not allowed to set up automated transfers except in connection with a Special DCA fixed account (see “Special DCA Fixed Account” and “Investment Allocation Restrictions for Certain Benefit Riders”).
•
Automated partial surrenders may result in income taxes and penalties on all or part of the amount surrendered.
•
The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.
•
If you have a SecureSource series rider, you may set up automated partial surrenders up to the benefit available for withdrawal under the rider.
Minimum amount
Transfers or surrenders:	$50

Maximum amount
Transfers or surrenders:	None (except for automated transfers from the regular fixed account)

3 By telephone
Call:
1-800-541-2251
Minimum amount
Transfers or surrenders:	$250 or entire account balance

Maximum amount
Transfers:	Contract value or entire account balance
Surrenders:	$100,000
We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.
We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.
Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

44 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Surrenders
You may surrender all or part of your contract at any time before the annuitization start date by sending us a written request or calling us.
The date your surrender request will be processed depends on when and how we receive it:
For surrender requests received in writing:
•
If we receive your surrender request at our Service Center in good order before the close of the NYSE (4:00 pm Eastern time unless the NYSE closes earlier), we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request.
•
If we receive your surrender request at our Service Center in good order at or after the close of the NYSE (4:00 pm Eastern time unless the NYSE closes earlier), we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request.
For surrender requests received by phone:
•
If we receive your surrender request at our Service Center in good order before the close of the NYSE (4:00 pm Eastern time unless the NYSE closes earlier), we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request.
•
If we receive your surrender request at our Service Center in good order at or after the close of the NYSE (4:00 pm Eastern time unless the NYSE closes earlier), we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request.
We may ask you to return the contract. You may have to pay a contract administrative charge, surrender charges, or any applicable optional rider charges (see “Charges”) and federal income taxes and penalties. State and local income taxes may also apply. (see “Taxes”) You cannot make surrenders after the annuitization start date except if you elect an annuity payout plan with guaranteed payouts.
Any partial surrender you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. If you have elected the SecureSource series rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the rider, your benefits under the rider will be reduced (see “Optional Benefits — Optional Living Benefits”). Any partial surrender request that exceeds the amount allowed under the SecureSource series riders will impact the guarantees provided and will not be considered in good order until we receive a signed Benefit Impact Acknowledgement form showing the projected effect of the surrender on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you.
In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see “Taxes — Qualified Annuities — Required Minimum Distributions”).
Surrender Policies
If you have a balance in more than one account and you request a partial surrender, we will automatically surrender money from all your subaccounts , Special DCA fixed account  and/or the regular fixed account in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise. If your contract includes a SecureSource series rider, you do not have the option to request from which account to surrender. The minimum contract value after a partial surrender is $500 (for contracts with a SecureSource series rider, there is no minimum).
Receiving Payment

1 By regular or express mail
•
payable to you;
•
mailed to address of record.
NOTE: We will charge you a fee if you request express mail delivery.

2 By electronic payment
•
request that payment be sent electronically to your bank;
•
pre-authorization required.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 45

We may choose to permit you to have checks issued and delivered to an alternate payee or to an address other than your address of record. We may also choose to allow you to direct wires or other electronic payments to accounts owned by a third-party. We may have additional good order requirements that must be met prior to processing requests to make any payments to a party other than the owner or to an address other than the address of record. These requirements will be designed to ensure owner instructions are genuine and to prevent fraud.
Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:
–
the NYSE is closed, except for normal holiday and weekend closings;
–
trading on the NYSE is restricted, according to SEC rules;
–
an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or
–
the SEC permits us to delay payment for the protection of security holders.
We may also postpone payment of the amount attributable to a purchase payment as part of the total surrender amount until cleared from the originating financial institution.
TSA — Special Provisions
Participants in Tax-Sheltered Annuities
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.
In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.
The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.
The Code imposes certain restrictions on your right to receive early distributions from a TSA:
•
Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:
–
you are at least age 59½;
–
you are disabled as defined in the Code;
–
you severed employment with the employer who purchased the contract;
–
the distribution is because of your death;
–
the distribution is due to plan termination;
–
you are a qualifying military reservist;
–
you are terminally ill as defined in the Code;
–
you are adopting or are having a baby;
–
you are supplying Personal or Family Emergency Expense;
–
you are a Domestic Abuse Victim: or
–
you are in need to cover Expenses and losses on account of a FEMA declared disaster.
•
If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.
•
Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see “Taxes”).
•
The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

46 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

•
If the contract has a loan provision, the right to receive a loan is described in detail in your contract. Loans will not be available if you have a SecureSource series rider, APB rider or SecureSource Legacy benefit rider.
Changing the Annuitant
If you have a nonqualified annuity and are a natural person (excluding a revocable trust), you may change the annuitant or contingent annuitant if the request is made prior to the annuitization start date and while the existing annuitant or contingent annuitant is living. The change will become binding on us when we receive it. If you and the annuitant are not the same person and the annuitant dies before the annuitization start date, the owner becomes the annuitant unless a contingent annuitant has been previously selected. You may not change the annuitant if you have a qualified annuity or there is non-natural or revocable trust ownership. Joint annuitants are not allowed for contracts with a SecureSource series Single Life rider. If you have the SecureSource Legacy benefit rider and a SecureSource series rider, you may not change the annuitant while this rider is in force (Joint Life:unless a Covered Spouse becomes the owner and annuitant under the spousal continuation provision).
Changing Ownership
You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our Service Center. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.
If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See “Taxes.”)
If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.
Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders any owner was not an owner before the change, all owners (including any prior owner who is still an owner after the ownership change) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. For ownership changes prior to 5/1/2020, our administrative process required only the new owner to meet the age limitations.
The death benefit may change due to a change of ownership.
•
If you elected the ROPP Death Benefit and if any owner is older than age 79 immediately following the ownership change, the ROPP Death Benefit will continue. If all owners are age 79 or younger, the ROPP Death Benefit will terminate and the Standard Death Benefit will apply.
•
If you elected the 5-Year MAV Death Benefit and if any owner is older than age 75 immediately following the ownership change, this rider will terminate and the Standard Death Benefit will apply. If all owners are age 75 or younger, the 5-Year MAV Death Benefit will continue.
•
If you elected the MAV Death Benefit and if any owner is older than age 79 immediately following the ownership change, this rider will terminate and the Standard Death Benefit will apply. If all owners are age 79 or younger, the MAV Death Benefit will continue.
•
The ROPP Death Benefit, MAV Death Benefit and 5-Year MAV Death Benefit values may be reset (see “Benefits in the Case of Death”).
•
If the death benefit that applies to your contract changes due to an ownership change, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”).
For a SecureSource series – Single Life rider, an ownership change will not change the Covered Person under the rider.
For a SecureSource series – Joint Life rider, if selected, transfer of the ownership of the annuity contract will not change the Covered Spouses under the rider. If ownership is transferred from a Covered Spouse to their revocable trust(s), the annuitant must be one of the Covered Spouses. (See “Optional Benefits — Optional Living Benefits.”)

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 47

Benefits Available Under the Contract
The following table summarizes information about the benefits available under the Contract.
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Standard Benefits (no additional charge)
Dollar Cost Averaging	Allows the systematic transfer of a specified dollar amount among the subaccounts or from the regular fixed account to one or more eligible subaccounts	N/A	N/A
•Transfers not available to
the regular fixed account
•Transfers out of the regular
fixed account, including
automated transfers, are
limited to 30% of regular
fixed account value at the
beginning of the contract
year or $10,000, whichever
is greater
•Not available with a living
benefit

Special Dollar Cost Averaging (SDCA)	Allows the systematic transfer from the Special DCA fixed account to one or more eligible subaccounts	N/A	N/A
•Must be funded with a
purchase payment, not
transferred contract value
•Only 6-month and 12-month
options are available
•Transfers occur on a
monthly basis and the first
monthly transfer occurs one
day after we receive your
purchase payment
•You may not use the regular
fixed account as a
destination for the Special
DCA monthly transfer

Asset Rebalancing	Allows you to have your investments periodically rebalanced among the subaccounts to your pre-selected percentages	N/A	N/A
•You must have $2,000 in
Contract Value to
participate.
•We require 30 days notice
for you to change or cancel
the program
•You can request rebalancing
to be done either quarterly,
semiannually or annually
•Other restrictions may apply
for contracts with the
SecureSource Tempo NY
rider

48 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Income Guide	Provides withdrawal monitoring and reporting to help you monitor your withdrawals with the goal of taking withdrawals over your lifetime	N/A	N/A
•Contract owners must be at
least age 50 and no older
than age 85
•Available only if the servicing
broker-dealer on your
contract is Ameriprise
Financial Services, LLC
•Not available with a living
benefit
•Not available if you are
making substantially equal
withdrawals
•Not available if you have
more than one systematic
withdrawal program in place
•Systematic withdrawals
must be set up according to
the all the terms of Income
Guide
•Your contract cannot have
any loans

Automated Partial Surrenders/ Systematic Withdrawals	Allows automated partial surrenders from the contract	N/A	N/A
•Additional systematic
payments are not allowed
with automated partial
surrenders
•For contracts with a
SecureSource series rider
you may set up automated
partial surrenders up to the
benefit available for
withdrawals under the rider
•May result in income taxes
and IRS penalty on all or a
portion of the amounts
surrendered

Nursing Home or Hospital Confinement	Allows you to withdraw contract value without a surrender charge	N/A	N/A
•You must be confined to a
hospital or nursing home for
the prior 60 days or
confinement began within
30 days following a 60 day
confinement period
•You must be under age 76
on the contract issue date
and confinement must start
after the contract issue date
•Must receive your surrender
request no later than 91
days after your release from
the hospital or nursing home
•Amount withdrawn must be
paid directly to you

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 49

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Terminal Illness	Allows you to withdraw contract value without a surrender charge	N/A	N/A
•Terminal Illness diagnosis
must occur after the first
contract year
•Must be terminally ill and
not expected to live more
than 12 months; a licensed
physician certifies to your
illness, life expectancy and
the date the terminal illness
was initially diagnosed
•Amount withdrawn must be
paid directly to you

Standard Death Benefit (available for contract owners age 79 and younger)	Provides a guaranteed death benefit equal to the greater of the Return of Purchase Payment Value (ROPP) or Contract Value after any rider charges have been deducted	N/A	N/A
•Withdrawals will
proportionately reduce the
benefit, which means your
benefit could be reduced by
more than the dollar amount
of your withdrawals, and
such reductions could be
significant
•Annuitizing the Contract
terminates the benefit.

Standard Death Benefit (available if any contract owner is age 80 and older)	Provides a minimum death benefit equal to the Contract Value after any rider charges have been deducted	N/A	N/A	•Annuitizing the Contract terminates the benefit
ROPP Death Benefit	Provides a guaranteed death benefit equal to the greater of the Return of Purchase Payment Value (ROPP) or Contract Value after any rider charges have been deducted	0.35% of average daily contract value in the variable account	0.35%
•Available if any owner is
age 80 and older
•Must be elected at contract
issue
•Not available with any
SecureSource series rider
•Withdrawals will
proportionately reduce the
benefit, which means your
benefit could be reduced by
more than the dollar amount
of your withdrawals, and
such reductions could be
significant
•Annuitizing the Contract
terminates the benefit

50 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
MAV Death Benefit	Increases the guaranteed death benefit to the highest anniversary contract value, adjusted for any partial surrenders	0.25% of average daily contract value in the variable account	0.25%
•Available to owners age 79
and younger
•Must be elected at contract
issue
•Not available with any
SecureSource series rider
•No longer eligible to
increase on any contract
anniversary on/after your
81st birthday.
•Withdrawals will
proportionately reduce the
benefit, which means your
benefit could be reduced by
more than the dollar amount
of your withdrawals. Such
reductions could be
significant.
•Annuitizing the Contract
terminates the benefit

5-year MAV Death Benefit	Increases the guaranteed death benefit to the highest 5th anniversary contract value, adjusted for any partial surrenders	0.10% of average daily contract value in the variable account	0.10%
•Available to owners age 75
and younger
•Must be elected at contract
issue
•No longer eligible to
increase on any contract
anniversary on/after your
81st birthday
•Withdrawals will
proportionately reduce the
benefit, which means your
benefit could be reduced by
more than the dollar amount
of your withdrawals. Such
reductions could be
significant
•Annuitizing the Contract
terminates the benefit

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 51

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
SecureSource LegacySM Benefit	For contracts with one of the SecureSource series riders increases the guaranteed death benefit to the highest anniversary contract value, adjusted for any partial surrenders.	On or after 5/4/2020: 0.50% Prior to 5/4/2020: 0.40% of contract value or SecureSource Legacy Death Benefit amount, whichever is greater	On or after 5/4/2020: 0.35% Prior to 5/4/2020: 0.25%
•Must be elected at contract
issue
•Available only when
purchased with the one of
SecureSource series riders
•Subject to Investment
Allocation restrictions
•Withdrawals will
proportionately reduce the
benefit, which means your
benefit could be reduced by
more than the dollar amount
of your withdrawals. Such
reductions could be
significant
•Annuitizing the Contract
terminates the benefit

SecureSource Tempo NY SM	Provides lifetime income regardless of investment performance	2.50% of contract value or the Benefit Base, whichever is greater	Disclosed in the Rate Sheet Prospectus Supplement along with other benefit information
•Available to owners age 85
or younger
•Must be elected at contract
issue
•Available as a Single Life or
Joint Life option
•Not available under an
inherited qualified annuity
•Subject to Investment
Allocation restrictions
•Certain withdrawals could
significantly reduce the
guaranteed amounts under
the rider and the rider will
terminate if the contract
value goes to zero due to an
excess withdrawal
•May have limitations on
additional purchase
payments

52 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
SecureSource Core 2NY	Provides lifetime income regardless of investment performance	2.50% of contract value or the Benefit Base, whichever is greater	Disclosed in the Rate Sheet prospectus Supplement along with other benefit information
•Available to owners age 85
or younger
•Must be elected at contract
issue
•Available as a Single Life or
Joint Life option
•Not available under an
inherited qualified annuity
•Subject to Investment
Allocation restrictions
•Certain withdrawals could
significantly reduce the
guaranteed amounts under
the rider and the rider will
terminate if the contract
value goes to zero due to an
excess withdrawal
•May have limitations on
additional purchase
payments

SecureSource5 NY	Provides lifetime income regardless of investment performance	2.50% of contract value or the Benefit Base, whichever is greater	Disclosed in the Rate Sheet Prospectus Supplement along with other benefit information
•Available to owners age 85
or younger
•Must be elected at contract
issue
•Available as a Single Life or
Joint Life option
•Not available under an
inherited qualified annuity
•Subject to Investment
Allocation restrictions
•Certain withdrawals could
significantly reduce the
guaranteed amounts under
the rider and the rider will
terminate if the contract
value goes to zero due to an
excess withdrawal
•May have limitations on
additional purchase
payments

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 53

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
SecureSource5® Plus NY	Provides lifetime income regardless of investment performance	2.50% of contract value or the Benefit Base, whichever is greater	Disclosed in the Rate Sheet Prospectus Supplement along with other benefit information
•Available to owners age 85
or younger
•Must be elected at contract
issue
•Available as a Single Life or
Joint Life option
•Not available under an
inherited qualified annuity
•Subject to Investment
Allocation restrictions
•Certain withdrawals could
significantly reduce the
guaranteed amounts under
the rider and the rider will
terminate if the contract
value goes to zero due to an
excess withdrawal
•May have limitations on
additional purchase
payments

SecureSource CoreSM NY	Provides lifetime minimum withdrawal benefit regardless of investment performance	2.25% of contract value or the Benefit Base, whichever is greater	Disclosed in the Rate Sheet Prospectus Supplement along with other benefit information
•Available to owners age 85
or younger
•Must be elected at contract
issue
•Available as a Single Life or
Joint Life option
•Not available under an
inherited qualified annuity
•Subject to Investment
Allocation restrictions
•Certain withdrawals could
significantly reduce the
guaranteed amounts under
the rider and the rider will
terminate if the contract
value goes to zero due to an
excess withdrawal
•Limitations on additional
purchase payments

54 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
SecureSource Core PlusSM NY	Provides lifetime minimum withdrawal benefit regardless of investment performance	2.75% of contract value or the Benefit Base, whichever is greater	Disclosed in the Rate Sheet Prospectus Supplement along with other benefit information
•Available to owners age 85
or younger
•Must be elected at contract
issue
•Available as a Single Life or
Joint Life option
•Not available under an
inherited qualified annuity
•Subject to Investment
Allocation restrictions
•Certain withdrawals could
significantly reduce the
guaranteed amounts under
the rider and the rider will
terminate if the contract
value goes to zero due to an
excess withdrawal
•Limitations on additional
purchase payments

SecureSource4® NY	Provides lifetime minimum withdrawal benefit regardless of investment performance	2.25% of contract value or the Benefit Base, whichever is greater	Disclosed in the Rate Sheet Prospectus Supplement along with other benefit information
•Available to owners age 85
or younger
•Must be elected at contract
issue
•Available as a Single Life or
Joint Life option
•Not available under an
inherited qualified annuity
•Subject to Investment
Allocation restrictions
•Certain withdrawals could
significantly reduce the
guaranteed amounts under
the rider and the rider will
terminate if the contract
value goes to zero due to an
excess withdrawal
•Limitations on additional
purchase payments

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 55

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
SecureSource4® Plus NY	Provides lifetime minimum withdrawal benefit regardless of investment performance	2.25% of contract value or the Benefit Base, whichever is greater	Disclosed in the Rate Sheet Prospectus Supplement along with other benefit information
•Available to owners age 85
or younger
•Must be elected at contract
issue
•Available as a Single Life or
Joint Life option
•Not available under an
inherited qualified annuity
•Subject to Investment
Allocation restrictions
•Certain withdrawals could
significantly reduce the
guaranteed amounts under
the rider and the rider will
terminate if the contract
value goes to zero due to an
excess withdrawal
•Limitations on additional
purchase payments

Accumulation Protector Benefit®	Provides 100% of initial investment or 90% of highest contract anniversary value (adjusted for partial surrenders) at the end of 10 year waiting period, regardless of investment performance	2.00% of contract value or the Minimum Contract Accumulation Value, whichever is greater	1.30% Varies by issue date and elective step up date
•Available to owners age 80
or younger
•Must be elected at contract
issue
•Not available with
SecureSource series riders
or SecureSource Legacy
benefit rider
•Withdrawals will
proportionately reduce the
benefit, which means your
benefit could be reduced by
more than the dollar amount
of your withdrawals. Such
reductions could be
significant
•The rider ends when the
Waiting Period expires
•Limitations on additional
purchase payments
•Subject to Investment
Allocation restrictions
•Step ups restart the Waiting
Period

Benefits in Case of Death — Standard Death Benefit
We will pay the death benefit to your beneficiary upon your death if you die before the annuitization start date with the contract value greater than zero. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner.
If you are age 79 or younger on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the greater of:
•
the contract value after any rider charges have been deducted; or
•
the Return of Purchase Payments (ROPP) value.

56 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

If you are age 80 or older on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the contract value after any rider charges have been deducted.
Here are some terms that are used to describe the Standard Death Benefit and optional death benefits:
ROPP Value: is the total purchase payments on the contract issue date. Additional purchase payments will be added to the ROPP value. Adjusted partial surrenders will be subtracted from the ROPP value.
Adjusted partial surrenders	=	PS × DB
CV

PS	=	the amount by which the contract value is reduced as a result of the partial surrender.
DB	=	the applicable ROPP value, MAV value or 5-year MAV value on the date of (but prior to) the partial surrender.
CV	=	the contract value on the date of (but prior to) the partial surrender.
If you take a partial surrender, the applicable ROPP, MAV, or 5-year MAV value will be reduced proportionally based on the percentage of contract value that is withdrawn. This means that if the contract value is higher than the ROPP, MAV, or 5-year MAV value at the time of a partial surrender, then the ROPP, MAV, or 5-year MAV Value is reduced by an amount that is less than the dollar amount withdrawn. Conversely, if the contract value is lower than the ROPP, MAV, or 5-year MAV value at the time of a partial surrender, then the ROPP, MAV, or 5-year MAV value is reduced by an amount that is more than the dollar amount withdrawn.
Covered Life Change: is either continuation of the contract by a spouse under the spousal continuation provision, or an ownership change where any owner after the ownership change was not an owner prior to the change.
For a spouse who continues the contract and is age 79 or younger, we set the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid.
After a covered life change other than for the spouse who continues the contract, if the prior owner and all current owners are eligible for the ROPP Death Benefit, we reset the ROPP value on the valuation date we receive your written request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less. If the prior owner was not eligible for the ROPP Death Benefit, but the new owner is eligible, we reset the ROPP value to the contract value after any rider charges have been deducted on the valuation date we receive your request for the ownership change.
Example of standard death benefit calculation when you are age 79 or younger on the contract effective date:
Assumptions:
•
You purchase the contract with a payment of $20,000.
•
During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.
We calculate the death benefit as follows:
The total purchase payments minus adjustments for partial surrenders:
Total purchase payments minus adjusted partial surrenders, calculated as:	$20,000
$1,500 × $20,000 =	–1,667
$18,000
for a standard death benefit of:	$18,333
since this is greater than your contract value of $16,500
If You Die Before the Annuitization Start Date
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract’s value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled. Death claim requirements generally include due proof of death and will be detailed in the claim materials we send upon notification of death.
When paying multiple beneficiaries, we will process the death claim of each beneficiary on the valuation date when a beneficiary provides us with complete death claim requirements. We will determine a beneficiary's proceeds using the accumulation unit value we calculate on that valuation date. The remaining contract value remains invested as was specified at time of death. We pay interest, if any, at a rate no less than required by law. We will mail payment to a beneficiary within seven days after our death claim requirements are fulfilled.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 57

Nonqualified annuities
Spousal continuation: If your spouse is sole primary beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner.
There will be no surrender charges on the contract from that point forward unless additional purchase payments are made. If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”).
If your beneficiary is not your spouse, or your spouse does not elect spousal continuation, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:
•
the beneficiary elects in writing, and payouts begin, no later than one year after your death, or other date as permitted by the IRS; and
•
the payout period does not extend beyond the beneficiary’s life or life expectancy.
Qualified annuities
The information below has been revised to reflect proposed regulations issued by the Internal Revenue Service that describe the requirements for required minimum distributions when a person or entity inherit assets held in an IRA, 403(b) or qualified retirement plan. This proposal is not final and may change. Contract owners are advised to work with a tax professional to understand their required minimum distribution obligations under the proposed regulations and federal law.  The proposed regulations can be found in the Federal Register, Vol. 87, No. 37, dated Thursday, February 24, 2022.
•
Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole primary beneficiary, your spouse may either elect to treat the contract as his/her own (spousal continuation), so long as he or she is eligible to do so, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 73. If you attained age 73 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.
Your spouse may elect to assume ownership of the contract with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner. There will be no surrender charges on the contract from that point forward unless additional purchase payments are made. If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”). If your spouse is the sole beneficiary and elects to treat the contract as his/her own as an inherited IRA, the SecureSource series rider will terminate.
If you purchased this contract as an inherited IRA and your spouse is the sole beneficiary, he or she can elect to continue this contract as an inherited IRA. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy and must withdraw his or her entire inherited interest by December 31 of the 10th year following your date of death.
If you purchased this contract as an inherited IRA and your spouse is not the sole beneficiary, he or she can elect an alternative payment plan for his or her share of the death benefit and all optional death benefits and living benefits will terminate. Your spouse beneficiary must submit the applicable investment options form. No additional purchase payments will be accepted. The death benefit payable on the death of the spouse beneficiary is the contract value; the mortality and expense risk fee will be the same as is applicable to the Standard Death Benefit. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy and must withdraw his or her entire inherited interest by December 31 of the 10th year following your date of death.
•
Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs on or after Jan. 1, 2020, the beneficiary is required to withdraw his or her entire inherited interest by December 31 of the 10th year following your date of death unless they qualify as an “eligible designated beneficiary.” Your beneficiary may be required to take distributions during the 10-year period if you died after your Required Beginning Date, as defined under the Code. Eligible designated beneficiaries may continue to take proceeds out over your life expectancy if you died prior to your Required Beginning Date or over the greater of your life expectancy or their life expectancy if you died after your Required Beginning Date. Eligible designated beneficiaries include:
•
the surviving spouse;
•
a lawful child of the owner under the age of 21 (remaining amount must be withdrawn by the earlier of the end of the year the minor turns 31 or end of the 10th year following the minor's death);
•
disabled within the meaning of Code section 72(m)(7);
•
chronically ill within the meaning of Code section 7702B(c)(2);

58 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

•
any other person who is not more than 10 years younger than the owner.
However, non-natural beneficiaries, such as estates and charities, are subject to a five-year rule to distribute the IRA if you died prior to your Required Beginning Date.
We will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under a payout plan available under this contract and:
•
the beneficiary elects in writing, and payouts begin, no later than one year following the year of your death; and
•
the payout period does not extend beyond December 31 of the 10th year following your death or the applicable life expectancy for an eligible designated beneficiary.
•
Spouse and Non-spouse beneficiary: If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits and living benefits will terminate. The beneficiary must submit the applicable investment options form. No additional purchase payments will be accepted. The death benefit payable on the death of the beneficiary is the contract value; the mortality and expense risk fee will be the same as is applicable to the Standard Death Benefit.
•
Annuity payout plan: If you elect an annuity payout plan, the payouts to your beneficiary may continue depending on the annuity payout plan you elect, subject to adjustment to comply with the IRS rules and regulations.
If You Die After the Annuitization Start Date
If you die after the annuitization start date, the amount payable, if any, will depend on the annuity payment plan then in effect. Payments to beneficiaries are subject to adjustment to comply with the IRS rules and regulations.
Death of the owner: If the owner is the annuitant and dies after the annuitization start date, payments cease for lifetime only payment plans. Payments continue to the owner’s beneficiaries for the remainder of any guarantee period or for the lifetime of a surviving joint annuitant, if any.
If the owner is not the annuitant and dies after the annuitization start date, payments continue to the beneficiaries according to the payment plan in effect.
Death of the annuitant or of a beneficiary receiving payments under an annuity payment plan: If the owner is not the annuitant and the annuitant dies after the annuitization start date, payments cease for lifetime payment plans. Payments continue to the owner for the remainder of any guarantee period or for the lifetime of a surviving joint annuitant, if any.
If a beneficiary elects an annuity payment plan as provided under the payment options provision above and dies after payments begin, payments continue to beneficiaries named by the deceased beneficiary as provided under the change of beneficiary provision for the remainder of any guarantee period. (See “Annuity Payout Plans”)
In any event, amounts remaining payable must be paid at least as rapidly as payments were being made at the time of such death.
How we handle contracts under unclaimed property laws
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of one to five years from either 1) the contract’s maturity date (the latest day on which income payments may begin under the contract) or 2) the date the death benefit is due and payable. If a contract matures or we determine a death benefit is payable, we will use our best efforts to locate you or designated beneficiaries. If we are unable to locate you or a beneficiary, proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown in our books and records, or to our state of domicile. Generally, this surrender of property to the state is commonly referred to as “escheatment”. To avoid escheatment, and ensure an effective process for your beneficiaries, it is important that your personal address and beneficiary designations are up to date, including complete names, date of birth, current addresses and phone numbers, and taxpayer identification numbers for each beneficiary. Updates to your address or beneficiary designations should be sent to our Service Center.
Escheatment may also be required by law if a known beneficiary fails to demand or present an instrument or document to claim the death benefit in a timely manner, creating a presumption of abandonment. If your beneficiary steps forward (with the proper documentation) to claim escheated annuity proceeds, the state is obligated to pay any such proceeds it is holding.
For nonqualified deferred annuities, non-spousal death benefits are generally required to be distributed and taxed within five years from the date of death of the owner.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 59

Optional Benefits
The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.
Optional Death Benefits
In addition to the Standard Death Benefit, we also offer the following optional death benefits:
•
ROPP Death Benefit;
•
MAV Death Benefit;
•
5- Year MAV Death Benefit; and
•
SecureSource Legacy Benefit .
The optional death benefits listed above must be elected at the time you purchase your contract. Once you elect a death benefit, you cannot change it; however the death benefit that applies to your contract may change due to an ownership change (see “Changing Ownership”) or continuation of the contract by the spouse under the spousal continuation provision.
The death benefit determines the mortality and expense risk fee that is assessed against the subaccounts. We will base the benefit paid on the death benefit coverage in effect on the date of your death.
If you are age 80 or older at contract issue, you may select the ROPP death benefit described below at the time you purchase your contract. The ROPP Death benefit may not be purchased with the SecureSource series rider. Be sure to discuss with your financial advisor whether or not this death benefit is appropriate for your situation.
Return of Purchase Payments (ROPP) Death Benefit
The ROPP Death Benefit will pay your beneficiaries no less than your purchase payments, adjusted for surrenders. If you die before the annuitization start date and while this contract is in force, the death benefit will be the greatest of:
1.
the contract value after any rider charges have been deducted, or
2.
the ROPP Value.
For a spouse who continues the contract and is age 80 or older, we reset the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid. If the spouse who continues the contract is age 79 or younger, the ROPP Death Benefit will terminate and the Standard Death Benefit will apply.
After a covered life change other than for the spouse who continues the contract, if any owner is age 80 or older we reset the ROPP value on the valuation date we receive your request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less.
If all owners are age 79 or younger, the ROPP Death Benefit will terminate and the Standard Death Benefit will apply.
If you are age 75 or younger at contract issue, you may select either the MAV Death Benefit or the 5-Year MAV Death Benefit at the time you purchase your contract. The MAV Death Benefit may not be purchased with the SecureSource series rider. If you are age 76-79 at contract issue, you may select the MAV Death Benefit. The MAV death benefit does not provide any additional benefit before the first contract anniversary and the 5-Year MAV Death Benefit does not provide any additional benefits before the fifth contract anniversary and may not be appropriate for certain older issue ages because the benefit values may be limited after age 80. Be sure to discuss with your financial advisor whether or not these death benefits are appropriate for your situation.
Maximum Anniversary Value (MAV) Death Benefit
The MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:
1.
the contract value after any rider charges have been deducted;
2.
the ROPP value; or
3.
the MAV.

60 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

The MAV equals the ROPP value prior to the first contract anniversary. Every contract anniversary prior to the earlier of your 81st birthday or your death, we compare the MAV to the current contract value and we reset the MAV to the higher amount. The MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders as described above under “Benefits in Case of Death — Standard Death Benefit” section.
For a spouse who is age 79 or younger and continues the contract, we reset the MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid. If your spouse is age 80 or older when the contract was continued, the MAV death benefit will terminate and the Standard Death Benefit will apply.
After a covered life change other than for a spouse who continues the contract, if all owners are age 79 or younger, we reset the MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:
(a)
the contract value after any rider charges have been deducted, or
(b)
the MAV on that date, but prior to the reset.
If any owner is age 80 or older at the time of the covered life change, the MAV death benefit will terminate and the Standard Death Benefit will apply.
5-Year Maximum Anniversary Value (5-Year MAV) Death Benefit
The 5-year MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:
1.
the contract value after any rider charges have been deducted;
2.
the ROPP value; or
3.
the 5-year MAV.
The 5-year MAV equals the ROPP value prior to the fifth contract anniversary. Every fifth contract anniversary prior to the earlier of your 81st birthday or your death, we compare the 5-year MAV to the current contract value and we reset the 5-Year MAV to the higher amount. The 5-year MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders as described above under “Benefits in Case of Death — Standard Death Benefit” section.
For a spouse who is age 75 or younger and continues the contract, we reset the 5-Year MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid. If your spouse is age 76 or older when the contract was continued, the 5-year MAV death benefit will terminate and the Standard Death Benefit will apply.
After a covered life change other than for a spouse who continues the contract, if all owners are age 75 or younger, we reset the 5-Year MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:
(a)
the contract value after any rider charges have been deducted, or
(b)
the 5-Year MAV on that date, but prior to the reset.
If any owner is age 76 or older at the time of the covered life change, the 5-year MAV death benefit will terminate and the Standard Death Benefit will apply.
SecureSource Legacy Benefit
The SecureSource Legacy benefit is an optional benefit that you can elect only at time of application for an additional charge. The SecureSource Legacy rider is intended to provide additional death benefit guarantees that may increase the death benefit provided under the contract. This rider is available only when purchased in combination with the one of the SecureSource Series riders (Guaranteed Lifetime Withdrawal Benefit (GLWB) riders). Terms used in this rider have the same meaning as in the GLWB riders to which they are attached. If you elect SecureSource Legacy, you may not elect any other death benefit riders.
The SecureSource Legacy provides that if the annuitant dies before the annuitization start date, and while this contract is in force, we will pay the beneficiary the greater of the SecureSource Legacy benefit amount provided by this rider or the death benefit under the terms of the contract. If the owner is the natural person, the owner and the annuitant must be the same at issue. The annuitant cannot be changed. If there is an ownership change resulting in a natural owner that is not the same as the annuitant, the SecureSource Legacy benefit amount will be payable if the annuitant dies. The death benefit under the terms of the base contract will not be payable.
The SecureSource Legacy benefit amount is subject to the maximum amount of $20 million.
Determination of the SecureSource Legacy benefit amount: The SecureSource Legacy benefit amount is determined at the following times:
1.
At rider effective date

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 61

The SecureSource Legacy benefit amount is set equal to the initial purchase payment.
2.
When an additional purchase payment is made
The SecureSource Legacy benefit amount will be increased by the amount of each additional purchase payment.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.
When a withdrawal is taken
The SecureSource Legacy benefit amount can be adjusted, but it will not be less than zero.
(A)
If the Current Annual Payment is not established, Excess Withdrawal Processing will occur as follows.
The SecureSource Legacy benefit amount will be reduced by the greater amount of the withdrawal or the “adjustment for withdrawal” calculated as follows:
a × b	where:
c

a	=	the amount of the withdrawal
b	=	the SecureSource Legacy benefit amount on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)
If the Current Annual Payment is established and the withdrawal is less than or equal to the Remaining Annual Payment, the SecureSource Legacy benefit amount is reduced by the amount of the withdrawal.
(C)
If the Current Annual Payment is established and the withdrawal is greater than the Remaining Annual Payment, Excess Withdrawal Processing will occur, and the SecureSource Legacy benefit amount will be reduced by the greater of (1) the amount of the withdrawal or (2) the Remaining Annual Payment plus an amount calculated as follows:
d × e	where:
f

d	=	the amount of the withdrawal minus the Remaining Annual Payment
e	=	the SecureSource Legacy benefit amount on the date of (but prior to) the withdrawal minus the Remaining Annual Payment
f	=	the contract value on the date of (but prior to) the withdrawal minus the Remaining Annual Payment.
4.
At each rider anniversary
The SecureSource Legacy benefit amount will be increased to the contract value (after rider charges are deducted) if the contract value is greater.
Please note that withdrawals you take under the GLWB riders, reduce the SecureSource Legacy benefit amount under this rider. For detailed description of how SecureSource Legacy benefit amount is determined when a withdrawal is taken, see “Determination of the SecureSource Legacy benefit amount – when a withdrawal is taken” above. For detailed description of how withdrawals effect GLWB values, see “Determination of Adjustments of Benefits Values” in the GLWB riders’ description.
Rules for Surrenders (applicable to contracts with applications signed on or after 5/4/2020):
When the Contract Value is reduced to zero, this rider will continue if the SecureSource Legacy benefit amount is greater than zero and the attached GLWB rider does not terminate. The SecureSource Legacy benefit amount is reduced by the amount of each payment paid as defined under the attached GLWB rider, but it will not be less than zero. We will no longer accept additional purchase payments and no more charges will be collected for the rider. At the death of the Covered Person (for the Joint Life rider, both Covered Spouses) we will pay the beneficiary the SecureSource Legacy benefit amount provided by this rider in a lump sum payment.
Rules for Surrenders (applicable to contracts with applications signed prior to 5/4/2020):
For contracts with applications signed before 5/4/2020, when the Contract Value is reduced to zero, this rider will terminate.
If the Current Annual Payment is determined by incorrect information regarding the Covered Person's (for the Joint Life rider, Covered Spouse's) birth date, the SecureSource Legacy benefit amount will be adjusted based on the corrected Current Annual Payment.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the rider terminates.

62 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Joint Life: If a surviving spouse is a covered spouse as defined under the attached GLWB rider and chooses to continue the contract under the spousal continuation provision, the following provisions apply:
•
This rider continues as part of the contract.
•
At the time of spousal continuation, the SecureSource Legacy benefit amount may be increased. On the valuation date spousal continuation is effective, the SecureSource Legacy benefit amount will be increased to the contract value (after any rider fees have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid) if the contract value is greater. The death benefit that would otherwise have been paid will not include the SecureSource Legacy benefit amount.
•
The SecureSource Legacy benefit amount is available for payment at the death of the surviving covered spouse.
Annuity Provisions (applicable to contracts with applications signed on or after 5/4/ 2020):
If you choose to receive the Current Annual Payment on the annuitization start date, the SecureSource Legacy benefit amount is reduced by the amount of each payment paid as defined under the attached GLWB rider, but it will not be less than zero. No more charges will be collected for the rider. At the death of the Covered Person (for the Joint Life rider, both Covered Spouses) we will pay the beneficiary the SecureSource Legacy benefit amount provided by this rider in a lump sum payment.
Annuity Provisions (applicable to contracts with applications signed prior to 5/4/2020):
For contracts with applications signed before 5/4/2020, on the annuitization start date, this rider will terminate.
You should consider whether the SecureSource Legacy benefit rider is appropriate for you because:
•
Investment Allocation Restrictions: This rider requires 100% allocation of purchase payments and your contract value to approved investment options.  (See “Investment Allocation Restrictions for Certain Benefit Riders” and “Appendix B: Funds Available Under the Optional Benefits Offered Under the Contract – Investment Allocation Restrictions for the SecureSource Core 2 NY, SecureSource 5 NY, SecureSource 5 Plus NY, SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, SecureSource 4 Plus NY benefit riders and Investment Allocation Restrictions for the SecureSource Tempo NY Rider”).This means that you will not be able to allocate contract value to all of the subaccounts that are available under the contract to contract owners who do not elect the rider. (See “Investment Allocation Restrictions for Certain Benefit Riders”). We reserve the right to limit elective investment option changes if required to comply with the written instructions of a fund (see “Making the Most of Your Contract – Transferring Among Accounts – Market Timing”). We reserve the right to add, remove or substitute approved investment options at any time and in our sole discretion. Any substitution of funds may be subject to the SEC or state insurance departments approval. (See “Substitution of Investments”).
•
Limitation on Transfers: Because this rider requires 100% allocation to approved investment options, transfer privileges granted under the contract are suspended other than: (1) transfers among the available investment options as described in the investment options and limits provision, provided such transfers are not determined to disadvantage other contract owners (See Making the Most of Your Contract – Transferring Among Accounts - Market Timing”) or (2) transfers as otherwise agreed to by us.
Termination of the Rider
(for contract applications signed on or after 5/4/2020)
The rider cannot be terminated either by you or us except as follows:
1.
Single Life: After the death benefit is payable, the rider will terminate.
2.
Joint Life: After the death benefit is payable, unless the Covered Spouse continues the contract as described in the spouse’s option to continue contract provision, the rider will terminate.
3.
On the annuitization start date, if you choose a payout option available under the contract, the rider will terminate.
4.
In relation to certain increases to the annual rider fee as described in the SecureSource Legacy Benefit Rider Charge provision, your written request will terminate the rider.
5.
Reduction of the SecureSource Legacy benefit amount to zero will terminate the rider.
6.
Termination of the SecureSource series rider for any reason will also terminate the SecureSource Legacy benefit rider.
7.
Termination of the contract for any reason will terminate the rider.
Termination of the Rider
(for contract applications signed prior to 5/4/2020)
The rider cannot be terminated either by you or us except as follows:
1.
Single Life: After the death benefit is payable, the rider will terminate.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 63

2.
Joint Life: After the death benefit is payable, unless the Covered Spouse continues the contract as described in the spouse’s option to continue contract provision, the rider will terminate.
3.
On the annuitization start date the rider will terminate.
4.
In relation to certain increases to the annual rider fee as described in the SecureSource Legacy Benefit Rider Charge provision, your written request will terminate the rider.
5.
Reduction of the contract value to zero will terminate the rider.
6.
Termination of the SecureSource series rider for any reason will also terminate the SecureSource Legacy benefit rider.
7.
Termination of the contract for any reason will terminate the rider.
Upon termination of this rider, any additional death benefit provided by the rider will not be payable upon the annuitant’s death. Upon termination, this rider may not be reinstated.
For an example, please see Appendix E.
Optional Living Benefits
SecureSource Series Rider Terms
The following key terms are associated with the following SecureSource Series of riders:
Key Terms
Age Bands: are the age ranges shown in your contract data. For SecureSource Tempo NY, SecureSource 5 NY, SecureSource 5 Plus NY, SecureSource 4 NY and SecureSource 4 Plus NY, each Age Band is associated with two components of your Lifetime Payment Percentage, a Minimum Lifetime Payment Percentage and a potential Income Bonus Percentage. In addition to your age, other factors determine when you move to a higher Age Band. The Age Bands are shown in the Rate Sheet Prospectus Supplement.
Annual Credit: an amount that can be added to the Benefit Base on rider anniversaries during a Credit Period, subject to limitations. Investment performance and Excess Withdrawals may reduce or eliminate the benefit of any Annual Credits. Annual Credits increase the Current Annual Payment but may result in higher rider charges that may exceed the benefit from the Annual Credits. Annual Credit is not applicable to the SecureSource Tempo NY rider.
The Annual Credit percentages and duration are shown in the Rate Sheet Prospectus Supplement.
Annual Step-Up: an increase in the Benefit Base that is available on each rider anniversary if your contract value increases above guaranteed amounts, subject to certain conditions. If the Benefit Base increases due to an Annual Step-Up, a Credit Period will restart and if your current age (Joint Life: the younger Covered Spouse age) is now in a higher Age Band, the minimum Lifetime Payment Percentage will increase.
Benefit Base: used to determine the Current Annual Payment and the annual rider charge. The Benefit Base is separate from your contract value and cannot be withdrawn in a lump sum or annuitized and is not payable as a death benefit.
Credit Base: used to determine the Annual Credit. The Credit Base cannot be withdrawn or annuitized and is not payable as a death benefit. Credit Base is not applicable to the SecureSource Tempo NY rider.
Credit Period: starts on the rider effective date. Subject to limitations, the Credit Period will restart on a rider anniversary whenever there is an increase of the Benefit Base due to an Annual Step-Up or (2) Joint Life only: on the following rider anniversary in the event of a step-up of the Benefit Base under the spousal continuation provision. The Credit Period is shown in the Rate Sheet Prospectus Supplement.
Current Annual Payment: the benefit amount available for withdrawal each contract year after the Covered Person (Joint Life: the younger covered spouse) has reached the youngest age in the first Age Band. For the SecureSource Tempo NY, SecureSource 5 NY, SecureSource 5 Plus NY, SecureSource 4 NY and SecureSource 4 Plus NY riders, the amount guaranteed by the rider. Current Annual Payment can vary each contract year and is equal to the minimum annual lifetime payment plus an Income Bonus.
Excess Withdrawal: any withdrawal taken before the Current Annual Payment, or that is greater than the Remaining Annual Payment. Any excess withdrawal request will not be considered in good order until we receive a signed Benefit Impact Acknowledgement form showing the projected effect of the surrender on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you.
Excess Withdrawal Processing: reduces benefits under the rider if an Excess Withdrawal is processed.
Income Bonus: for SecureSource 4 NY, SecureSource 4 Plus NY, SecureSource 5 NY, SecureSource 5 Plus NY and SecureSource Tempo NY, a potential increase to the Current Annual Payment. It is calculated by multiplying the Benefit Base by the Income Bonus Percentage.

64 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Income Bonus Percentage: for SecureSource Tempo NY, SecureSource 5 NY, SecureSource 5 Plus NY, SecureSource 4 NY and SecureSource 4 Plus NY the Income Bonus Percentage may be added to the Minimum Lifetime Payment Percentage as described in the “Lifetime Payment Percentage” provision below. The Income Bonus Percentage is not available under SecureSource Core 2 NY SecureSource Core NY and SecureSource Core Plus NY. The Income Bonus Percentage and Minimum Lifetime Payment Percentages are shown in the Rate Sheet Prospectus Supplement.
Lifetime Payment Percentage: used to calculate your Current Annual Payment. For SecureSource Tempo NY, SecureSource 5 NY, SecureSource 5 Plus NY, SecureSource 4 NY and SecureSource 4 Plus NY, it is the Minimum Lifetime Payment Percentage plus the Income Bonus Percentage, when eligible. The percentage used can vary as described in the Lifetime Payment Percentage provision below. The Lifetime Payment Percentages and Minimum Lifetime Payment Percentages, as applicable to each rider, are shown in the Rate Sheet Prospectus Supplement.
Minimum Annual Lifetime Payment: for SecureSource 4 NY, SecureSource 4 Plus NY, SecureSource 5 NY, SecureSource 5 Plus NY and SecureSource Tempo NY, the guaranteed lifetime benefit amount available for withdrawal each contract year. It is calculated by multiplying the Benefit Base by the Minimum Lifetime Payment Percentage.
Remaining Annual Payment: after the Current Annual Payment is established, the Remaining Annual Payment is the amount that can be withdrawn during the remainder of the current contract year.
Withdrawal: the amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge.
Withdrawal Adjustment Base: for SecureSource Tempo NY, SecureSource 5 NY, SecureSource 5 Plus NY, SecureSource 4 NY and SecureSource 4 Plus NY, one of the components used to determine whether or not the Income Bonus will be included with the Lifetime Payment Percentage. The Withdrawal Adjustment Base cannot be withdrawn or annuitized and is not payable as a death benefit.
The following key terms only apply to SecureSource Core Plus NY:
Base Doubler: is 200% of purchase payments received before the first contract anniversary plus 100% of any premiums received after that. It is used one-time to increase your Benefit Base if you do not take any withdrawals or decline a fee increase before the Base Doubler Date (unless the Benefit Base is already higher due to annual credits and annual step ups). The Base Doubler cannot be withdrawn in a lump sum or annuitized and is not payable as a death benefit.
Base Doubler Date (for contracts with applications signed before 5/1/2020): at issue, it is the later of: (1) the 12th rider anniversary; or (2) the rider anniversary on or following the Covered Person (Joint Life: the younger Covered Spouse) reaching the Base Doubler age shown in the Rate Sheet Prospectus Supplement.
Base Doubler Date (for contracts with applications signed on/after 5/1/2020): at issue, it is the later of: (1) the rider anniversary equal to the Base Doubler duration; or (2) the rider anniversary on or following the Covered Person (Joint Life:the younger Covered Spouse) reaching the Base Doubler age, both shown in the Rate Sheet Prospectus Supplement.
The following key terms only apply to SecureSource Tempo NY:
Contract Returns Used for Credit: Any positive returns in a contract year that are used to determine the Returns-linked Credit.
Credit Carryover: An amount that can be used on the Rider Anniversary to increase the Returns-linked Credit.
Maximum Carryover: The maximum amount for the Credit Carryover. The Maximum Carryover percentage (shown on the Rate Sheet Prospectus Supplement) is used to calculate the Maximum Carryover.
Maximum Credit: The maximum amount for the Returns-linked Credit. The Maximum Credit percentage (shown on the Rate Sheet Prospectus Supplement) is used to calculate the Maximum Credit.
Returns-linked Credit: is an amount that can be added to the Benefit Base on Rider Anniversaries during a Credit Period, subject to limitations. Excess Withdrawals may reduce or eliminate the benefit of any Returns-linked Credits. Returns-linked Credits increase the Current Annual Payment but may result in higher rider charges that may exceed the benefit from the Returns-linked Credits.
Returns-linked Credit Base: used to determine the Maximum Credit and the Maximum Carryover. The Returns-linked Credit Base cannot be withdrawn or annuitized and is not payable as a death benefit.
SecureSource Tempo NY Rider
(Available for contract applications signed on or after 5/3/2021)

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 65

The SecureSource Tempo NY rider is an optional benefit that you can elect at time of application for an additional charge. It may not be purchased with any other optional living benefit and certain death benefit riders (ROPP Death Benefit and MAV Death Benefit). This benefit is intended to provide to you a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers a Returns-linked Credit feature and a step-up feature to lock in contract anniversary gains to increase the Benefit Base and the lifetime payment.
If the contract value is reduced to zero due to market performance, fees or charges, or a withdrawal that does not exceed the amount available under the rider, then you will receive lifetime payments made by us as described in the “Other provisions - Rules for Surrender.” However, the contract and rider will terminate if the contract value goes to zero due to an excess withdrawal. If you die before the contract value is depleted, you will not receive any monetary value from the rider.
The SecureSource Tempo NY rider may be appropriate for you if:
•
you intend to make periodic withdrawals from your annuity contract; and
•
you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource Tempo NY rider may be not appropriate for you if:
•
you anticipate the need for withdrawals before the lifetime benefit is established or withdrawals that exceed the amount available under the rider (i.e. Excess Withdrawals); or
•
you want to invest in funds other than the approved investment options. For a list of currently approved investment options, see “Investment Allocation Restrictions for Certain Benefit Riders”.
The SecureSource Tempo NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the Current Annual Payment each contract year after the Current Annual Payment is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision. The Current Annual Payment can vary based on the relationship of your contract value to the withdrawal adjustment base. Each contract year, whether or not the Income Bonus Percentage is included in the Lifetime Payment Percentage is determined when the first withdrawal is taken and is fixed for the remainder of that contract year (see “Lifetime Payment Percentage” below).
As long as your total withdrawals during the current contract year do not exceed the Current Annual Payment, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the ride r(see “Determination of Adjustments of Benefit Values”).
Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the Current Annual Payment can be increased if a Returns-linked Credit is available or your contract value has increased above the Benefit Base on a rider anniversary.
Your benefits under the rider can be reduced if you:
•
withdraw more than the allowed withdrawal amount in a contract year, or
•
take withdrawals before the Current Annual Payment is established.
Each year, your Current Annual Payment may or may not include an Income Bonus. If the contract value is 20% or more below the Withdrawal Adjustment Base, the Income Bonus Percentage will not be available. (see Withdrawal Adjustment Base described below).
For important considerations on whether a SecureSource Tempo NY rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section.
Availability
There are two SecureSource Tempo NY riders available under your contract:
•
SecureSource Tempo NY – Single Life
•
SecureSource Tempo NY – Joint Life
The information in this section applies to both SecureSource Tempo NY riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders
The SecureSource Tempo NY — Single Life rider covers one person who is named at contract issue. Joint ownership and joint annuitants are not allowed for SecureSource Tempo NY — Single Life rider.

66 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

The SecureSource Tempo NY — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource Tempo NY — Single Life rider or the SecureSource Tempo NY — Joint Life rider, not both, and you may not switch riders later.
You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource Tempo NY rider is an optional benefit that you may select for an additional annual charge. The current issue ages for Single Life and Joint Life are disclosed in the Rate Sheet Prospectus Supplement which may be amended from time to time by us.
The SecureSource Tempo NY riders are not available under an inherited qualified annuity.
The SecureSource Tempo NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•
Single Life: death (see “At Death” heading below).
•
Joint Life: the death of the last surviving Covered Spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
•
If there has been an ownership change, the death of the new owner will also terminate the rider.
For key terms associated with the SecureSource Tempo NY rider, see “SecureSource Series Rider Terms” section above.
RATE SHEET PROSPECTUS SUPPLEMENT
The current rider charges and the current rates for the Minimum Lifetime Payment percentages, Income Bonus Percentage, Credit Period, Maximum Credit percentages, Maximum Carryover percentage and Credit Multiplier applicable to your contract are disclosed in the Rate Sheet Prospectus Supplement attached to this prospectus. These terms can only change as provided in this prospectus (see “Lifetime Payment Percentage”, “Income Bonus percentage”, “Returns-linked Credit”, “Credit Carryover” below.) We may change these terms for new purchasers, upon 7 calendar days prior notice. At least 7 calendar days before we change the terms contained in a Rate Sheet Prospectus Supplement for the next effective period, we will file a new Rate Sheet Prospectus Supplement. All historical Rate Sheet Prospectus Supplements will be reflected in Appendix G to this prospectus. All Rate Sheet Prospectus Supplements, including the Rate Sheet Prospectus Supplement applicable to you, have been filed with the Securities and Exchange Commission (the “SEC”) and are also available on the Edgar system at www.sec.gov (File No. 333-230375).
current annual payment Description
Single Life only: Covered Person: the person whose life is used to determine the Current Annual Lifetime Payment, and the duration of the Current Annual Payments (see “Current Annual Payment)” heading below). The Covered Person is established on the rider effective date and cannot be changed. The Covered Person is the contract owner on the rider effective date. If the owner on that date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the Covered Person is the annuitant.
Joint Life only: Covered Spouses: the contract owner on the rider effective date and their spouse, as named on the application for as long as the marriage is valid and remains in effect. If the contract owner on the rider effective date is a nonnatural person or a revocable trust, the Covered Spouses are the annuitant and the spouse of the annuitant as named on the application. After death or dissolution of marriage that leaves only one of the Covered Spouses as the owner (for non-natural owners, the annuitant), that remaining Covered Spouse will be used when referring to the younger Covered Spouse. The Covered Spouses lives are used to determine when the Current Annual Payment is established, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Current Annual Payment: the benefit available for withdrawal each contract year after the Covered Person (Joint life: younger Covered Spouse has reached the youngest age in the first Age Band. When the Current Annual Payment is established and at all times thereafter, the Current Annual Payment is equal to the Benefit Base multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the Benefit Base changes as described below, the Current Annual Payment will be recalculated. When the first withdrawal is taken in each contract year, we will determine if the Income Bonus Percentage will be included in the Lifetime Payment Percentage for the remainder of that contract year.
The Current Annual Payment can vary each contract year and includes the minimum annual lifetime payment and may also include an Income Bonus. The minimum annual lifetime payment is the guaranteed lifetime benefit amount available for withdrawal each contract year. It is calculated by multiplying the Benefit Base by the Minimum Lifetime

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 67

Payment Percentage. The Income Bonus is a potential increase to the Current Annual Payment and is calculated by multiplying the Benefit Base by the Income Bonus Percentage. If the Income Bonus Percentage is included in the Lifetime Payment Percentage, then the income bonus is included in the Current Annual Payment.
If you withdraw less than the Current Annual Payment in a contract year, the unused portion does not carry over to future contract years.
Single Life: The Current Annual Payment is established on the later of the rider effective date if the Covered Person has reached the youngest age in the first Age Band, or the date the Covered Person’s attained age equals the youngest age in the first Age Band.
Joint Life: The Current Annual Payment is established on the earliest of the following dates:
•
The rider effective date if the younger Covered Spouse has already reached the youngest age in the first Age Band.
•
The date the younger Covered Spouse’s attained age equals the youngest age in the first Age Band.
•
Upon the first death of a Covered Spouse, then either: (a) the date we receive a written notice when the death benefit is not payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, (b) the date spousal continuation is effective when the death benefit is payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, or (c) the date the surviving Covered Spouse reaches the youngest age in the first Age Band.
•
Following dissolution of marriage of the Covered Spouses, then either (a) the date we receive a written notice if the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached the youngest age in the first Age Band, or (b) the date the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches the youngest age in the first Age Band.
Remaining Annual Payment: the amount available for withdrawal for the remainder of the contract year. The Remaining Annual Payment is established at the same time as the Current Annual Payment. The Remaining Annual Payment equals the Current Annual Payment less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Current Annual Payment.
The Lifetime Payment Percentage for each Age Band is shown in the Rate Sheet Prospectus Supplement.
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•
When the Current Annual Payment is established: The Age Band used to calculate the initial Current Annual Payment is the percentage for the Covered Person’s attained age (Joint life: younger Covered Spouse’s attained age).
•
On the Covered Person’s subsequent birthdays (Joint life: younger Covered Spouse’s subsequent birthdays): If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, and if the Covered Person's new attained age (Joint Life: younger Covered Spouse's attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage.
•
Upon Annual Step-Ups (see “Annual Step-ups” below).
•
For the Joint life rider, upon death or change in marital status: (A) If no withdrawal has been taken since the Current Annual Payment was established and no increase in the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining Covered Spouse’s attained age. (B) If the Current Annual Payment is not established but the remaining Covered Spouse has reached the youngest age in the first Age Band, the remaining Covered Spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the Covered Spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger Covered Spouse’s attained age.
Income Bonus Percentage: The Income Bonus Percentage may provide additional income under the rider. Availability of the Income Bonus Percentage is determined at the time of your first withdrawal each contract year. The benefit determining percentage is a comparison of your contract value and the Withdrawal Adjustment Base. If the benefit determining percentage is less than 20%, then the Lifetime Payment Percentage will include the Income Bonus Percentage, as shown in the Rate Sheet Prospectus Supplement, when calculating the Current Annual Payment (unless the Lifetime Payment Percentage is set to a fixed percentage as described below).
The benefit determining percentage is calculated on each valuation date as follows, but it will not be less than zero:
1	–	(a/b)
a	=	Contract value at the end of the prior valuation period
b	=	Withdrawal Adjustment Base at the end of the prior valuation period

68 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

After the Current Annual Payment is established, the first withdrawal taken in each contract year will set the Lifetime Payment Percentage to a fixed percentage for the remainder of the contract year except as noted below. Following each rider anniversary, the availability of the Income Bonus Percentage, and therefore the Lifetime Payment Percentage, can change on each valuation date until a withdrawal is taken in that contract year. For more information on how this rider operates, please see “Appendix E: Example – Optional Living Benefits – SecureSource Tempo NY Rider”.
However, at the earliest of (1) or (2) below, the Income Bonus Percentage is no longer available and the Lifetime Payment Percentage will equal the Minimum Lifetime Payment Percentage for as long as the benefit is payable:
(1)
when your contract value reduces to zero, or
(2)
on the annuitization start date.
For certain periods of time at our discretion and on a non-discriminatory basis, your Lifetime Payment Percentage may be set by us to include the Income Bonus Percentage if more favorable to you.
Determination of Adjustments of Benefit Values: Your values are determined at the following times and are subject to a maximum amount of $20 million each:
1.
At rider effective date
The Benefit Base, Returns-linked Credit Base and Withdrawal Adjustment Base, Credit Base and Benefit Base are set equal to the initial purchase payment.
The Credit Carryover is zero.
The Maximum Credit equals the Returns-linked Credit Base multiplied by the Maximum Credit Percentage.
The Maximum Carryover equals the Returns-linked Credit Base multiplied by the Maximum Carryover Percentage.
2.
When an additional purchase payment is made
The Benefit Base and Withdrawal Adjustment Base will be increased by the amount of each additional purchase payment.
The Credit Carryover does not change.
If the purchase payment is received within 180 days after the contract date:
•
the Returns-linked Credit Base will be increased by the amount of the additional purchase payment; and
•
the Maximum Credit is recalculated to the Returns-linked Credit Base multiplied by the Maximum Credit Percentage; and
•
the Maximum Carryover is recalculated to the Returns-linked Credit Base multiplied by the Maximum Carryover Percentage.
Purchase payments after 180 days do not increase the Maximum Credit or Maximum Carryover until the contract year after the purchase payment was received.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.
When a withdrawal is taken
A Returns-linked Credits will not be added to the Benefit Base on the following rider anniversary.
The Withdrawal Adjustment Base, Benefit Base and Credit Carryover can be adjusted, but they will not be less than zero.
(A)
The Withdrawal Adjustment Base will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal,” calculated as follows:
a × b	where:
c

a	=	the amount of the withdrawal
b	=	the Withdrawal Adjustment Base on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)
If the Current Annual Payment is not established, Excess Withdrawal Processing will occur as follows.
The Benefit Base and Credit Carryover will be reduced by the same proportion that the contract value is reduced using the “adjustment for withdrawal” calculation described above but substituting the Benefit Base or Credit Carryover (as applicable) for the Withdrawal Adjustment Base.
(C)
If the Current Annual Payment is established and the withdrawal is less than or equal to the Remaining Annual Payment, the Benefit Base and Credit Carryover do not change.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 69

(D)
If the Current Annual Payment is established and the withdrawal is greater than the Remaining Annual Payment, Excess Withdrawal Processing will occur, and the Benefit Base and Credit Carryover will be reduced by an amount as calculated below:
d × e	where:
f

d	=	the amount of the withdrawal minus the Remaining Annual Payment
e	=	the Benefit Base or Credit Carryover (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the Remaining Annual Payment.
Rider Anniversary Processing: The following describes how your benefit values are calculated on rider anniversaries. The Benefit Base, Returns-linked Credit Base and Withdrawal Adjustment Base are calculated on rider anniversaries, subject to the maximum amount of $20 million for each.
1. Returns-linked Credit for the Benefit Base: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Returns-linked Credits may be available. The Maximum Credit percentage and Maximum Credit Carryover percentage are shown in the Rate Sheet Prospectus Supplement.
The Returns-linked Credit equals the lesser of the Maximum Credit or the following:
(a × b) + c	where:

a	=	Contract Returns Used for Credit
b	=	Credit Multiplier
c	=	Credit Carryover
The Benefit Base will be increased by the Returns-linked Credit on the Rider Anniversary.
•
Contract Returns Used for Credit:
-
On the first Rider Anniversary
The Contract Returns Used for Credit equals the Contract Value on the first Rider Anniversary (after rider charges have been deducted) less the purchase payments received during the first contract year, but it will not be less than zero.
-
On Any Other Rider Anniversary During a Credit Period
The Contract Returns Used for Credit equals the Contract Value on the Rider Anniversary (after rider charges have been deducted) less the Contract Value on the prior Rider Anniversary (after rider charges have been deducted) less any purchase payments received in that contract year, but it will not be less than zero.
-
The Contract Value used to determine the Contract Returns Used for Credit is the value on the anniversary after all charges have been deducted. Your ability to earn Returns-linked Credits can be limited by declining or volatile equity market performance, withdrawals and charges.
-
If the Covered Spouse continued the contract under the spousal continuation provision in the prior contract year, the Contract Returns Used for Credit is reduced by any increases to the Contract Value due to the death benefit that would otherwise have been paid.
After the end of the Credit Period there will be no additional Returns-linked Credits unless the Credit Period restarts due to an Annual Step-Up of the Benefit Base.
When the Credit Period ends the Returns-linked Credit Base, Credit Carryover, Maximum Carryover and Maximum Credit will be set to zero on the last Rider Anniversary of a Credit Period.
The Returns-linked Credit Base, Credit Carryover, Maximum Credit and Maximum Carryover will be permanently set to zero on the later of: (A) the rider anniversary on or after the oldest owner’s 95th birthday or (B) the rider anniversary equal to the Credit Period duration, as shown in the Rate Sheet Prospectus Supplement.
2. Annual Step-Up for the Benefit Base
Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available.
The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the Benefit Base (after any Returns-linked Credit is added). If an Annual Step-Up is executed, the Benefit Base and Lifetime Payment Percentage will be adjusted as follows:
•
The Benefit Base will be increased to the contract value,
•
The Credit Period will restart.
•
If the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age) on the rider anniversary is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals. The higher Age Band will be used even if there was no Annual Step-Up due to the maximum Benefit Base limitation.

70 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

3. Credit Carryover on Rider Anniversaries
If You did not take any Withdrawals during the prior contract year, the Credit Carryover is recalculated on the Rider Anniversary after any Returns-linked Credit and any Annual Step-Up has been applied to the Benefit Base. It equals the following (up to the Maximum Carryover, as shown in the Rate Sheet Prospectus Supplement):
(a × b) + c - d	where:

a	=	Contract Returns Used for Credit
b	=	Credit Multiplier
c	=	Credit Carryover
d	=	any Returns-linked Credit that was applied on this Rider Anniversary
If a Withdrawal has been taken during the prior contract year, the Credit Carryover is not recalculated.
4. Returns-linked Credit Base, Maximum Credit and Maximum Carryover on Rider Anniversaries
The following values are reset on each Rider Anniversary after any Returns-linked Credit and any Annual Step-Up has been applied to the Benefit Base.
The Returns-linked Credit Base is reset to the Contract Value (after rider charges are deducted) on the Rider Anniversary.
The Maximum Credit is recalculated and equals the Returns-linked Credit Base multiplied by the Maximum Credit Percentage.
The Maximum Carryover is recalculated and equals the greater of 1) Returns-linked Credit Base multiplied by the Maximum Carryover Percentage or 2) the Credit Carryover.
5. The Withdrawal Adjustment Base on Rider Anniversaries
If You did not decline an increase to the annual rider fee, the Withdrawal Adjustment Base will be increased to the Contract Value, if greater.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Current Annual Payment, the portion of your RMD that exceeds the Current Annual Payment will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•
The Current Annual Payment is established;
•
The RMD is for your contract alone;
•
The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•
The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
If the Current Annual Payment is not established, the RMD will be subject to Excess Withdrawal Processing. RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource Tempo NY— Single Life rider terminates.
Joint Life: If a surviving spouse is a Covered Spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource Tempo NY — Joint Life rider also continues. The surviving Covered Spouse can name a new beneficiary; however, a new Covered Spouse cannot be added to the rider. After the death of the last Covered Spouse, the rider will terminate (see “Benefits in Case of Death – If you Die Before the Annuitization Star t Date”).
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the Remaining Annual Payment will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The Withdrawal Adjustment Base, if greater than zero, will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: There is no minimum contract value requirement following a partial surrender. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 71

If your contract value is reduced to zero, the Returns-linked Credit Base and Credit Carryover, if greater than zero, will be permanently reset to zero, and there will be no additional Returns-linked Credits. Also, the following will occur:
•
If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the Current Annual Payment would be established, and the Benefit Base multiplied by the Minimum Lifetime Payment Percentage will be paid annually until the death of the Covered Person (Joint Life: both Covered Spouses) (see “Current Annual Payment Description” above).
•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner will receive the Benefit Base multiplied by the Minimum Lifetime Payment Percentage paid annually until the death of the Covered Person (Joint Life: both Covered Spouses).
•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is less than or equal to the Remaining Annual Payment, (including RMDs that are not subject to Excess Withdrawal Processing as described above), the Current Annual Payment will be available for the remainder of this contract year and then the Benefit Base multiplied by the Minimum Lifetime Payment Percentage will be paid annually to the owner until the death of the Covered Person.
In all cases above:
•
These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
•
We will no longer accept additional purchase payments.
•
No more charges will be collected for the rider.
•
The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•
If the Current Annual Payment is determined by incorrect information regarding the Covered Person's birth date, payments will be adjusted. They will be based on what would have been provided using the correct birth date. Any underpayments made by us will be made up promptly without interest. We reserve the right to recover from you or your estate any amounts overpaid. If there are any future payments under this rider, overpayments made by us will be subtracted, without interest, and/or as otherwise legally permissible.
•
If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the Current Annual Payment is established, the rider and the contract will terminate.
•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the Remaining Annual Payment (including RMDs that are subject to Excess Withdrawal Processing as described above), the rider and the contract will terminate.
At Death:
Single Life:The rider will terminate even if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a Covered Spouse, the surviving Covered Spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not availableor if someone other than a Covered Spouse continues the contract, the rider terminates. The lifetime benefit ends at the death of the surviving Covered Spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•
elect to take the death benefit under the terms of the contract, or
•
continue the contract under the spousal continuation option.
Assignment and Change of Ownership
Joint Life: In order to maintain the joint life benefit, the surviving Covered Spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner on the rider effective date is a natural person, only the Covered Spouses can be owners at rider issue. If there is a non-natural or a revocable trust owner, one of the Covered Spouses must be the annuitant at rider issue.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date (see “The Annuitization Start Date”), you can choose one of the payout options available under the contract (see “Annuity Payout Plans”) or an alternative fixed annuity payout option available under the SecureSource Tempo NY rider. If you elect an annuitization start date that is earlier than the maximum annuitization start date, the alternative fixed annuity payout option under the SecureSource Tempo NY rider is not available.

Under the rider’s payout option, you will receive the Current Annual Payment recalculated based on the Minimum Lifetime Payment Percentage, each contract year until the death of the Covered Person (Joint Life: both Covered Spouses). The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right

72 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract. For more information about annuity payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the Current Annual Payment rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date.
The rider payout option may be greater or less than other payout options available under the contract. You should consider your payout options carefully and consult your financial advisor before making a determination.
Rider Termination
The SecureSource Tempo NY rider cannot be terminated either by you or us except as follows:
•
Single Life: after the death benefit is payable, the rider will terminate.
•
Single Life: spousal continuation will terminate the rider.
•
Single Life: after the death of the Covered Person, the rider will terminate.
•
Joint Life: after the death of the last Covered Spouse, the rider will terminate.
•
Joint Life: After the death benefit is payable the rider will terminate if anyone other than a Covered Spouse continues the contract. However, if the Covered Spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•
On the annuitization start date, the rider will terminate if you choose a payout option available under the contract.
•
You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource Tempo NY riders charge”).
•
When the contract value is reduced to zero as a result of an Excess Withdrawal as described in the Rules for Surrender Section above, the rider will terminate.
•
Termination of the contract for any reason will terminate the rider.
For an example, see Appendix E.
SecureSource Core 2 NY Rider
(Available for contract applications signed on or after 5/3/2021 but prior to 1/1/2022)
The SecureSource Core 2 NY rider is an optional benefit that you can elect at time of application for an additional charge. It may not be purchased with any other optional living benefit and certain death benefit riders (ROPP Death Benefit and MAV Death Benefit). This benefit is intended to provide a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature and a step-up feature to lock in contract anniversary gains to increase the Benefit Base and the lifetime payment.
If the contract value is reduced to zero due to market performance, fees or charges, or a withdrawal that does not exceed the amount available under the rider, then you will receive lifetime payments made by us as described in the “Other provisions - Rules for Surrender.” However, the contract and rider will terminate if the contract value goes to zero due to an excess withdrawal. If you die before the contract value is depleted, you will not receive any monetary value from the rider.
The SecureSource Core 2 NY rider may be appropriate for you if:
•
you intend to make periodic withdrawals from your annuity contract; and
•
you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource Core 2 NY rider may be not appropriate for you if:
•
you anticipate the need for withdrawals before the lifetime benefit is established or withdrawals that exceed the amount available under the rider (i.e. Excess Withdrawals); or
•
you want to invest in funds other than the approved investment options. For a list of currently approved investment options, see “Investment Allocation Restrictions for Certain Benefit Riders”.
The SecureSource Core 2 NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the Current Annual Payment each contract year after Current Annual Payment is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision (see “Lifetime Payment Percentage” below).

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 73

As long as your total withdrawals during the contract year do not exceed the Current Annual Payment, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider (see “Determination of Adjustments of Benefit Values”).
Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the Current Annual Payment can be increased if an Annual Credit is available or your contract value has increased above the Benefit Base on a rider anniversary.
Your benefits under the rider can be reduced if you:
•
withdraw more than the allowed withdrawal amount in a contract year, or
•
take withdrawals before the Current Annual Payment is established.
For important considerations on whether a SecureSource Core 2 NY rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section.
Availability
There are two SecureSource Core 2 NY riders available under your contract:
•
SecureSource Core 2 NY – Single Life
•
SecureSource Core 2 NY – Joint Life
The information in this section applies to both SecureSource Core 2 NY riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders.
The SecureSource Core 2 NY — Single Life rider covers one person who is named at contract issue. Joint ownership and joint annuitants are not allowed for SecureSource Core 2 NY — Single Life rider.
The SecureSource Core 2 NY — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource Core 2 NY — Single Life rider or the SecureSource Core 2 NY — Joint Life rider, not both, and you may not switch riders later.
You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource Core 2 NY rider is an optional benefit that you may select for an additional annual charge.
The current issue ages for Single Life and Joint Life are disclosed in the Rate Sheet Prospectus Supplement which may be amended from time to time by us.
The SecureSource Core 2 NY riders are not available under an inherited qualified annuity.
The SecureSource Core 2 NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•
Single Life: death (see “At Death” heading below).
•
Joint Life: the death of the last surviving Covered Spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
•
If there has been an ownership change, the death of the new owner will also terminate the rider.
For key terms associated with the SecureSource Core 2 NY rider, see “SecureSource Series Rider Terms” section above.
RATE SHEET PROSPECTUS SUPPLEMENT
The current rider charges and the current rates for the Lifetime Payment percentages, Credit Period and Annual Credit percentages, applicable to your contract issued to you are disclosed in the Rate Sheet Prospectus Supplement attached to this prospectus. These terms can only change as provided in this prospectus (see “Lifetime Payment Percentage” and “Annual Credits” below). We may change these terms for new purchasers, upon 7 calendar days prior notice. At least 7 calendar days before we change the terms contained in a Rate Sheet Supplement for the next effective period, we will file a new Rate Sheet Prospectus Supplement. All historical Rate Sheet Supplements are reflected in Appendix G to this prospectus. All Rate Sheet Prospectus Supplements, including the Rate Sheet Prospectus Supplement applicable to you, have been filed with the Securities and Exchange Commission (the “SEC”) and are also available on the Edgar system at www.sec.gov (File No. 333-230375).

74 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

current annual payment Description
Single Life only: Covered Person: the person whose life is used to determine the Current Annual Payment, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Person is established on the rider effective date and cannot be changed. The Covered Person is the contract owner on the rider effective date. If the owner on that date is a nonnatural person (i.g., an irrevocable trust or corporation) or a revocable trust, the Covered Person is the annuitant.
Joint Life only: Covered Spouses: the contract owner on the rider effective date and their spouse, as named on the application for as long as the marriage is valid and remains in effect. If the contract owner on the rider effective date is a nonnatural person or a revocable trust, the Covered Spouses are the annuitant and the spouse of the annuitant as named on the application. After death or dissolution of marriage that leaves only one of the Covered Spouses as the owner (for non-natural owners, the annuitant), that remaining Covered Spouse will be used when referring to the younger Covered Spouse. The Covered Spouses lives are used to determine when the Current Annual Payment is established, and the duration of the Current Annual Payments (see “Current Annual Lifetime Payment” heading below). The Covered Spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Current Annual Payment: the benefit available for withdrawal each contract year after the Covered Person (Joint life: younger Covered Spouse) has reached the youngest age in the first Age Band. When the Current Annual Payment is established and at all times thereafter, the Current Annual Payment is equal to the Benefit Base multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the Benefit Base changes as described below, the Current Annual Payment will be recalculated.
If you withdraw less than the Current Annual Payment in a contract year, the unused portion does not carry over to future contract years.
Single Life: The Current Annual Payment is established on the later of the rider effective date if the Covered Person has reached youngest age in the first Age Band, or the date the Covered Person’s attained age equals the youngest age in the first Age Band.
Joint Life: The Current Annual Payment is established on the earliest of the following dates:
•
The rider effective date if the younger Covered Spouse has already reached the youngest age in the first Age Band.
•
The date the younger Covered Spouse’s attained age equals the youngest age in the first Age Band.
•
Upon the first death of a Covered Spouse, then either: (a) the date we receive a written notice when the death benefit is not payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, (b) the date spousal continuation is effective when the death benefit is payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, or (c) the date the surviving Covered Spouse reaches the youngest age in the first Age Band.
•
Following dissolution of marriage of the Covered Spouses, then either (a) the date we receive a written notice if the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached the youngest age in the first Age Band, or (b) the date the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches the youngest age in the first Age Band.
Remaining Annual Payment: the amount available for withdrawal for the remainder of the contract year. The Remaining Annual Payment is established at the same time as the Current Annual Payment. The Remaining Annual Payment equals the Current Annual Payment less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Current Annual Payment. The Lifetime Payment Percentage and Age Band are shown in the Rate Sheet Prospectus Supplement.
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•
When the Current Annual Payment is established: The Age Band used to calculate the initial Current Annual Payment is the percentage for the Covered Person’s attained age (Joint life: younger Covered Spouse’s attained age).
•
On the Covered Person’s subsequent birthdays (Joint life: younger Covered Spouse’s subsequent birthdays): If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, and if the Covered Person's new attained age (Joint Life: younger Covered Spouse's attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage.
•
Upon Annual Step-Ups (see “Annual Step-ups” below).
•
For the Joint life rider, upon death or change in marital status: (A) If no withdrawal has been taken since the Current Annual Payment was established and no increase in the annual rider fee has been declined, the Lifetime

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 75

Payment Percentage will be reset based on the Age Band for the remaining Covered Spouse’s attained age. (B) If the Current Annual Payment is not established but the remaining Covered Spouse has reached the youngest age in the first Age Band, the remaining Covered Spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the Covered Spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger Covered Spouse’s attained age.
Determination of Adjustments of Benefit Values: Your values are determined at the following times and are subject to a maximum amount of $20 million each:
1.
At rider effective date
The Credit Base and Benefit Base are set equal to the initial purchase payment.
2.
When an additional purchase payment is made
The Benefit Base will be increased by the amount of each additional purchase payment.
If the Credit Base is greater than zero, the Credit Base will be increased by the amount of each additional purchase payment.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.
When a withdrawal is taken
If the Credit Base is greater than zero, Annual Credits will not be added to the Benefit Base on the following rider anniversary.
The Benefit Base and Credit Base can be adjusted, but they will not be less than zero.
(A)
If the Current Annual Payment is not established, Excess Withdrawal Processing will occur as follows.
The Benefit Base and Credit Base will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal” calculated as follows:
a × b	where:
c

a	=	the amount of the withdrawal
b	=	the Credit Base or Benefit Base (as applicable) on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)
If the Current Annual Payment is established and the withdrawal is less than or equal to the Remaining Annual Payment, the Benefit Base and Credit Base do not change.
(C)
If the Current Annual Payment is established and the withdrawal is greater than the Remaining Annual Payment, Excess Withdrawal Processing will occur, and the Benefit Base and Credit Base will be reduced by an amount calculated as follows:
d × e	where:
f

d	=	the amount of the withdrawal minus the Remaining Annual Payment
e	=	the Benefit Base or Credit Base (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the Remaining Annual Payment.
Rider Anniversary Processing: The following describes how the Benefit Base and Credit Base are calculated on rider anniversaries, subject to the maximum amount of $20 million for each, and how the Lifetime Payment Percentage can change on rider anniversaries.
•
Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available. The Annual Credit percentages and Credit Period are shown in the Rate Sheet Prospectus Supplement.
(A)
On the first rider anniversary
The Annual Credit equals the Credit Base 180 days following the rider effective date multiplied by the Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement, for the first rider anniversary.
•
Single Life: The Benefit Base will be increased by the Annual Credit.
•
Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
(B)
On any other rider anniversary during a Credit Period
The Annual Credit equals the Credit Base as of the prior rider anniversary multiplied by the current Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement.
•
Single Life: The Benefit Base will be increased by the Annual Credit.

76 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

•
Joint Life: The Benefit Base will be set to the greater of the current Benefit Base or the Benefit Base on the prior rider anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.
The Credit Base will be set to zero on the last rider anniversary of a Credit Period after any adjustment to the Benefit Base, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the Benefit Base.
The Credit Base will be permanently set to zero on the later of: (A) the owner’s 95th birthday or (B) the rider anniversary equal to the Credit Period duration, as shown in the Rate Sheet Prospectus Supplement.
•
Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available. The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the Benefit Base after any Annual Credit is added. If an Annual Step-Up is executed, Benefit Base, Credit Base and Lifetime Payment Percentage will be adjusted as follows:
•
The Benefit Base (after any Annual Credit is added) will be increased to the contract value.
•
The Credit Base will be increased to the contract value and the Credit Period will restart, if there is an increase to Benefit Base due to an Annual Step-Up.
•
If the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age) on the rider anniversary is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals. The higher Age Band will be used even if there was no Annual Step-Up due to the maximum Benefit Base limitation.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Current Annual Payment, the portion of your RMD that exceeds the Current Annual Payment will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•
The Current Annual Payment is established;
•
The RMD is for your contract alone;
•
The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•
The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
If the Current Annual Payment is not established, the RMD will be subject to Excess Withdrawal Processing. RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource Core 2 NY— Single Life rider terminates.
Joint Life: If a surviving spouse is a Covered Spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource Core 2 NY — Joint Life rider also continues. The surviving Covered Spouse can name a new beneficiary; however, a new Covered Spouse cannot be added to the rider. After the death of the last Covered Spouse, the rider will terminate (see “Benefits in Case of Death – If you Die Before the Annuitization Start Date”).
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the Remaining Annual Payment will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: There is no minimum contract value requirement following a partial surrender. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value.
If your contract value is reduced to zero, the Credit Base will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:
•
If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the Current Annual Payment would be established and that amount will be paid annually until the death of the Covered Person (Joint Life: both Covered Spouses) (see “Current Annual Payment Description” above).

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 77

•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of market performance, fees or charges, or as a result of a withdrawal that is less than or equal to the Remaining Annual Payment (including RMDs that are not subject to Excess Withdrawal Processing as described above), then the owner will receive the Current Annual Payment paid annually until the death of the Covered Person (Joint Life: both Covered Spouses).
In both cases above:
•
These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
•
We will no longer accept additional purchase payments.
•
No more charges will be collected for the rider.
•
The Current Annual Payment is fixed for as long as payments are made.
•
The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•
If the Current Annual Payment is determined by incorrect information regarding the Covered Person's birth date, payments will be adjusted. They will be based on what would have been provided using the correct birth date. Any underpayments made by Us will be made up promptly with an interest credit of 6% per annum. We reserve the right to recover from You or Your estate any amounts overpaid. If there are any future payments under this rider, overpayments made by Us will be subtracted, together with an interest credit of 6% per annum.
•
If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the Current Annual Payment is established, the rider and the contract will terminate.
•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the Remaining Annual Payment (including RMDs that are subject to Excess Withdrawal Processing as described above), the rider and the contract will terminate.
At Death:
Single Life:The rider will terminate even if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a Covered Spouse, the surviving Covered Spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not availableor if someone other than a Covered Spouse continues the contract, the rider terminates. The lifetime benefit ends at the death of the surviving Covered Spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•
elect to take the death benefit under the terms of the contract, or
•
continue the contract under the spousal continuation option.
Assignment and Change of Ownership
Joint Life: In order to maintain the joint life benefit, the surviving Covered Spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the Owner on the rider effective date is a natural person, only the Covered Spouses can be owners at rider issue. If there is a non-natural or revocable trust owner, one of the Covered Spouses must be the annuitant at rider issue.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date (see “The Annuitization Start Date”), you can choose one of the payout options available under the contract (see “Annuity Payout Plans”) or an alternative fixed annuity payout option available under the SecureSource Core 2 NY rider. If you elect an annuitization start date that is earlier than the maximum annuitization start date, the alternative fixed annuity payout option under the SecureSource Core 2 NY rider is not available.

Under the rider’s payout option, you will receive the Current Annual Payment each contract year until the death of the Covered Person (Joint Life:both Covered Spouses). The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract. For more information about payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the Current Annual Payment rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date.
The rider payout option may be greater or less than other payout options available under the contract. You should consider your payout options carefully and consult your financial advisor before making a determination.

78 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Rider Termination
The SecureSource Core 2 NY rider cannot be terminated either by you or us except as follows:
•
Single Life: after the death benefit is payable, the rider will terminate.
•
Single Life: spousal continuation will terminate the rider.
•
Single Life: after the death of the Covered Person, the rider will terminate.
•
Joint Life: after the death of the last Covered Spouse, the rider will terminate.
•
Joint Life: After the death benefit is payable the rider will terminate if anyone other than a Covered Spouse continues the contract. However, if the Covered Spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•
On the annuitization start date, the rider will terminate if you choose a payout option available under the contract.
•
You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource Core 2 NY riders charge”).
•
When the contract value is reduced to zero as a result of an Excess Withdrawal as described in the Rules for Surrender Section above, the rider will terminate.
•
Termination of the contract for any reason will terminate the rider.
For an example, see Appendix E.
SecureSource 5 NY Rider
(Available for contract applications signed on or after 5/3/2021 but prior to 1/1/2022)
The SecureSource 5 NY rider is an optional benefit that you can elect at time of application for an additional charge. It may not be purchased with any other optional living benefit and certain death benefit riders (ROPP Death Benefit and MAV Death Benefit). This benefit is intended to provide a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature and a step-up feature to lock in contract anniversary gains to increase the Benefit Base and the lifetime payment.
If the contract value is reduced to zero due to market performance, fees or charges, or a withdrawal that does not exceed the amount available under the rider, then you will receive lifetime payments made by us as described in the “Other provisions - Rules for Surrender.” However, the contract and rider will terminate if the contract value goes to zero due to an excess withdrawal. If you die before the contract value is depleted, you will not receive any monetary value from the rider.
The SecureSource 5 NY rider may be appropriate for you if:
•
you intend to make periodic withdrawals from your annuity contract; and
•
you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource 5 NY rider may be not appropriate for you if:
•
you anticipate the need for withdrawals before the lifetime benefit is established or withdrawals that exceed the amount available under the rider (i.e. Excess Withdrawals); or
•
you want to invest in funds other than the approved investment options. For a list of currently approved investment options, see “Investment Allocation Restrictions for Certain Benefit Riders”.
The SecureSource 5 NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the Current Annual Payment each contract year after the Current Annual Payment is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision. The Current Annual Payment can vary based on the relationship of your contract value to the withdrawal adjustment base. On the day of your first withdrawal each contract year we determine if the Income Bonus Percentage is available for that contract year (see “Lifetime Payment Percentage” below).
As long as your total withdrawals during the current contract year do not exceed the Current Annual Payment, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider (see “Determination of Adjustments of Benefit Values”).
Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the Current Annual Payment can be increased if an Annual Credit is available or your contract value has increased above the Benefit Base on a rider anniversary.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 79

Your benefits under the rider can be reduced if you:
•
withdraw more than the allowed withdrawal amount in a contract year, or
•
take withdrawals before the Current Annual Payment is established.
Each year, your Current Annual Payment may or may not include an Income Bonus. If the contract value is 20% or more below the Withdrawal Adjustment Base, the Income Bonus Percentage will not be available. (see Withdrawal Adjustment Base described below).
For important considerations on whether a SecureSource 5 NY rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section.
Availability
There are two SecureSource 5 NY riders available under your contract:
•
SecureSource 5 NY – Single Life
•
SecureSource 5 NY – Joint Life
The information in this section applies to both SecureSource 5 NY riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders
The SecureSource 5 NY — Single Life rider covers one person who is named at contract issue. Joint ownership and joint annuitants are not allowed for SecureSource 5 NY — Single Life rider.
The SecureSource 5 NY — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 5 NY — Single Life rider or the SecureSource 5 NY — Joint Life rider, not both, and you may not switch riders later.
You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource 5 NY rider is an optional benefit that you may select for an additional annual charge. The current issue ages for Single Life and Joint Life are disclosed in the Rate Sheet Prospectus Supplement which may be amended from time to time by us.
The SecureSource 5 NY riders are not available under an inherited qualified annuity.
The SecureSource 5 NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•
Single Life: death (see “At Death” heading below).
•
Joint Life: the death of the last surviving Covered Spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
•
If there has been an ownership change, the death of the new owner will also terminate the rider.
For key terms associated with the SecureSource 5 NY rider, see “SecureSource Series Rider Terms” section above.
RATE SHEET PROSPECTUS SUPPLEMENT
The current rider charges and the current rates for the Minimum Lifetime Payment percentages, Income Bonus Percentage, Credit Period and Annual Credit percentages, applicable to your contract issued to you are disclosed in the Rate Sheet Prospectus Supplement attached to this prospectus. These terms can only change as provided in this prospectus (see “Lifetime Payment Percentage”, “Income Bonus percentage” and “Annual Credits” below). We may change these terms for new purchasers, upon 7 calendar days prior notice. At least 7 calendar days before we change the terms contained in a Rate Sheet Prospectus Supplement for the next effective period, we will file a new Rate Sheet Prospectus Supplement. All historical Rate Sheet Supplements will be reflected in Appendix G to this prospectus. All Rate Sheet Prospectus Supplements, including the Rate Sheet Prospectus Supplement applicable to you, have been filed with the Securities and Exchange Commission (the “SEC”) and are also available on the Edgar system at www.sec.gov (File No. 333-230375).
current annual payment Description
Single Life only: Covered Person: the person whose life is used to determine the Current Annual Lifetime Payment, and the duration of the Current Annual Payments (see “Current Annual Payment)” heading below). The Covered Person is established on the rider effective date and cannot be changed. The Covered Person is the contract owner on the rider effective date. If the owner on that date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the Covered Person is the annuitant.

80 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Joint Life only: Covered Spouses: the contract owner on the rider effective date and their spouse, as named on the application for as long as the marriage is valid and remains in effect. If the contract owner on the rider effective date is a nonnatural person or a revocable trust, the Covered Spouses are the annuitant and the spouse of the annuitant as named on the application. After death or dissolution of marriage that leaves only one of the Covered Spouses as the owner (for non-natural owners, the annuitant), that remaining Covered Spouse will be used when referring to the younger Covered Spouse. The Covered Spouses lives are used to determine when the Current Annual Payment is established, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Current Annual Payment: the benefit available for withdrawal each contract year after the Covered Person (Joint life: younger Covered Spouse has reached the youngest age in the first Age Band. When the Current Annual Payment is established and at all times thereafter, the Current Annual Payment is equal to the Benefit Base multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the Benefit Base changes as described below, the Current Annual Payment will be recalculated. When the first withdrawal is taken in each contract year, we will determine if the Income Bonus Percentage will be included in the Lifetime Payment Percentage for that contract year.
The Current Annual Payment can vary each contract year and includes the minimum annual lifetime payment and may also include an Income Bonus. The minimum annual lifetime payment is the guaranteed lifetime benefit amount available for withdrawal each contract year. It is calculated by multiplying the Benefit Base by the Minimum Lifetime Payment Percentage. The Income Bonus is a potential increase to the Current Annual Payment and is calculated by multiplying the Benefit Base by the Income Bonus Percentage. If the Income Bonus Percentage is included in the Lifetime Payment Percentage, then the income bonus is included in the Current Annual Payment.
If you withdraw less than the Current Annual Payment in a contract year, the unused portion does not carry over to future contract years.
Single Life: The Current Annual Payment is established on the later of the rider effective date if the Covered Person has reached the youngest age in the first Age Band, or the date the Covered Person’s attained age equals the youngest age in the first Age Band.
Joint Life: The Current Annual Payment is established on the earliest of the following dates:
•
The rider effective date if the younger Covered Spouse has already reached the youngest age in the first Age Band.
•
The date the younger Covered Spouse’s attained age equals the youngest age in the first Age Band.
•
Upon the first death of a Covered Spouse, then either: (a) the date we receive a written notice when the death benefit is not payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, (b) the date spousal continuation is effective when the death benefit is payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, or (c) the date the surviving Covered Spouse reaches the youngest age in the first Age Band.
•
Following dissolution of marriage of the Covered Spouses, then either (a) the date we receive a written notice if the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached the youngest age in the first Age Band, or (b) the date the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches the youngest age in the first Age Band.
Remaining Annual Payment: the amount available for withdrawal for the remainder of the contract year. The Remaining Annual Payment is established at the same time as the Current Annual Payment. The Remaining Annual Payment equals the Current Annual Payment less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Current Annual Payment.
The Lifetime Payment Percentage for each Age Band is shown in the Rate Sheet Prospectus Supplement.
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•
When the Current Annual Payment is established: The Age Band used to calculate the initial Current Annual Payment is the percentage for the Covered Person’s attained age (Joint life: younger Covered Spouse’s attained age).
•
On the Covered Person’s subsequent birthdays (Joint life: younger Covered Spouse’s subsequent birthdays): If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, and if the Covered Person's new attained age (Joint Life: younger Covered Spouse's attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage.
•
Upon Annual Step-Ups (see “Annual Step-ups” below).

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 81

•
For the Joint life rider, upon death or change in marital status: (A) If no withdrawal has been taken since the Current Annual Payment was established and no increase in the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining Covered Spouse’s attained age. (B) If the Current Annual Payment is not established but the remaining Covered Spouse has reached the youngest age in the first Age Band, the remaining Covered Spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the Covered Spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger Covered Spouse’s attained age.
Income Bonus Percentage: The Income Bonus Percentage may provide additional income under the rider. Availability of the Income Bonus Percentage is determined at the time of your first withdrawal each contract year. The benefit determining percentage is a comparison of your contract value and the Withdrawal Adjustment Base. If the benefit determining percentage is less than 20%, then the Lifetime Payment Percentage will include the Income Bonus Percentage, as shown in the Rate Sheet Prospectus Supplement, when calculating the Current Annual Payment (unless the Lifetime Payment Percentage is set to a fixed percentage as described below).
The benefit determining percentage is calculated on each valuation date as follows, but it will not be less than zero:
1	–	(a/b)
a	=	Contract value at the end of the prior valuation period
b	=	Withdrawal Adjustment Base at the end of the prior valuation period
After the Current Annual Payment is established, the first withdrawal taken in each contract year will set the Lifetime Payment Percentage to a fixed percentage for the remainder of the contract year except as noted below. Following each rider anniversary, the availability of the Income Bonus Percentage, and therefore the Lifetime Payment Percentage, can change on each valuation date until a withdrawal is taken in that contract year. For more information on how this rider operates, please see “Appendix E: Example – Optional Living Benefits – SecureSource 5 NY Rider”.
However, at the earliest of (1) or (2) below, the Income Bonus Percentage is no longer available, and the Lifetime Payment Percentage will equal the Minimum Lifetime Payment Percentage for as long as the benefit is payable:
(1)
when your contract value reduces to zero, or
(2)
on the annuitization start date.
For certain periods of time at our discretion and on a non-discriminatory basis, your Lifetime Payment Percentage may be set by us to include the Income Bonus Percentage if more favorable to you.
Determination of Adjustments of Benefit Values: Your values are determined at the following times and are subject to a maximum amount of $20 million each:
1.
At rider effective date
The Withdrawal Adjustment Base, Credit Base and Benefit Base are set equal to the initial purchase payment.
2.
When an additional purchase payment is made
The Benefit Base, Withdrawal Adjustment Base will be increased by the amount of each additional purchase payment.
If the Credit Base is greater than zero, the Credit Base will be increased by the amount of each additional purchase payment.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.
When a withdrawal is taken
If the Credit Base is greater than zero, Annual Credits will not be added to the Benefit Base on the following rider anniversary.
The Withdrawal Adjustment Base, Benefit Base and Credit Base can be adjusted, but they will not be less than zero.
(A)
The Withdrawal Adjustment Base will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal,” calculated as follows:
a × b	where:
c

a	=	the amount of the withdrawal
b	=	the Withdrawal Adjustment Base on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)
If the Current Annual Payment is not established, Excess Withdrawal Processing will occur as follows.
The Benefit Base and Credit Base will be reduced by the same proportion that the contract value is reduced using the “adjustment for withdrawal” calculation described above but substituting the Credit Base or Benefit Base (as applicable) for the Withdrawal Adjustment Base.

82 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

(C)
If the Current Annual Payment is established and the withdrawal is less than or equal to the Remaining Annual Payment, the Benefit Base and Credit Base do not change.
(D)
If the Current Annual Payment is established and the withdrawal is greater than the Remaining Annual Payment, Excess Withdrawal Processing will occur, and the Benefit Base and Credit Base will be reduced by an amount as calculated below:
d × e	where:
f

d	=	the amount of the withdrawal minus the Remaining Annual Payment
e	=	the Benefit Base or Credit Base (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the Remaining Annual Payment.
Rider Anniversary Processing: The following describes how the Withdrawal Adjustment Base, Benefit Base and Credit Base are calculated on rider anniversaries, subject to the maximum amount of $20 million for each and how the Lifetime Payment Percentage can change on rider anniversaries.
•
Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available. The Annual Credit percentages and duration are shown in the Rate Sheet Prospectus Supplement.
(A)
On the first rider anniversary
The Annual Credit equals the Credit Base 180 days following the rider effective date multiplied by the current Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement, for the first rider anniversary.
•
Single Life: The Benefit Base and Withdrawal Adjustment Base will be increased by the Annual Credit.
•
Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
(B)
On any other rider anniversary during a Credit Period
The Annual Credit equals the Credit Base as of the prior rider anniversary multiplied by the current Annual Credit percentages, as shown in the Rate Sheet Prospectus Supplement.
•
Single Life: The Benefit Base will be increased by the Annual Credit.
•
Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base on the prior anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.
The Credit Base will be set to zero on the last rider anniversary of a Credit Period after any adjustment to the Benefit Base and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the Benefit Base.
The Credit Base will be permanently set to zero on the later of: A) the rider anniversary on or after the owner’s 95th birthday or (B) the rider anniversary equal to the Credit period duration, as shown in the Rate Sheet Supplement.
•
Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available. The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the Benefit Base after any Annual Credit is added. If an Annual Step-Up is executed, the Benefit Base and Lifetime Payment Percentage will be adjusted as follows:
•
The Benefit Base (after any Annual Credit is added) will be increased to the contract value.
•
The Credit Base will be increased to the contract value and the Credit Period will restart, if there is an increase to Benefit Base due to an Annual Step-Up.
•
If the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age) on the rider anniversary is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals. The higher Age Band will be used even if there was no Annual Step-Up due to the maximum Benefit Base limitation.
•
The Withdrawal Adjustment Base on rider anniversaries: If you did not decline an increase to the annual rider fee, the Withdrawal Adjustment Base will be increased to the contract value, if greater.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Current Annual Payment, the portion of your RMD that exceeds the Current Annual Payment will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•
The Current Annual Payment is established;

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 83

•
The RMD is for your contract alone;
•
The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•
The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
If the Current Annual Payment is not established, the RMD will be subject to Excess Withdrawal Processing. RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 5 NY— Single Life rider terminates.
Joint Life: If a surviving spouse is a Covered Spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 5 NY — Joint Life rider also continues. The surviving Covered Spouse can name a new beneficiary; however, a new Covered Spouse cannot be added to the rider. After the death of the last Covered Spouse, the rider will terminate (see “Benefits in Case of Death – If you Die Before the Annuitization Stat Date”).
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the Remaining Annual Payment will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The Withdrawal Adjustment Base, if greater than zero, will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: There is no minimum contract value requirement following a partial surrender. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value.
If your contract value is reduced to zero, the Credit Base, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:
•
If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the Current Annual Payment would be established, and the Benefit Base multiplied by the Minimum Lifetime Payment Percentage will be paid annually until the death of the Covered Person (Joint Life: both Covered Spouses) (see “Current Annual Payment Description” above).
•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner will receive the Benefit Base multiplied by the Minimum Lifetime Payment Percentage paid annually until the death of the Covered Person (Joint Life: both Covered Spouses).
•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is less than or equal to the Remaining Annual Payment, (including RMDs that are not subject to Excess Withdrawal Processing as described above), the Current Annual Payment will be available for the remainder of this contract year and then the Benefit Base multiplied by the Minimum Lifetime Payment Percentage will be paid annually to the owner until the death of the Covered Person.
In all cases above:
•
These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
•
We will no longer accept additional purchase payments.
•
No more charges will be collected for the rider.
•
The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•
If the Current Annual Payment is determined by incorrect information regarding the Covered Person's birth date, payments will be adjusted. They will be based on what would have been provided using the correct birth date. Any underpayments made by us will be made up promptly without interest. We reserve the right to recover from you or your estate any amounts overpaid. If there are any future payments under this rider, overpayments made by us will be subtracted, without interest, and/or as otherwise legally permissible.
•
If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the Current Annual Payment is established, the rider and the contract will terminate.
•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the Remaining Annual Payment (including RMDs that are subject to Excess Withdrawal Processing as described above), the rider and the contract will terminate.

84 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

At Death:
Single Life:The rider will terminate even if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a Covered Spouse, the surviving Covered Spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not availableor if someone other than a Covered Spouse continues the contract, the rider terminates. The lifetime benefit ends at the death of the surviving Covered Spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•
elect to take the death benefit under the terms of the contract, or
•
continue the contract under the spousal continuation option.
Assignment and Change of Ownership
Joint Life: In order to maintain the joint life benefit, the surviving Covered Spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner on the rider effective date is a natural person, only the Covered Spouses can be owners at rider issue. If there is a non-natural or a revocable trust owner, one of the Covered Spouses must be the annuitant at rider issue.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date (see “The Annuitization Start Date”), you can choose one of the payout options available under the contract (see “Annuity Payout Plans”) or an alternative fixed annuity payout option available under the SecureSource 5 NY rider. If you elect an annuitization start date that is earlier than the maximum annuitization start date, the alternative fixed annuity payout option under the SecureSource 5 NY rider is not available.

Under the rider’s payout option, you will receive the Current Annual Payment recalculated based on the Minimum Lifetime Payment Percentage, each contract year until the death of the Covered Person (Joint Life: both Covered Spouses). The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract. For more information about annuity payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the Current Annual Payment rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date.
The rider payout option may be greater or less than other payout options available under the contract. You should consider your payout options carefully and consult your financial advisor before making a determination.
Rider Termination
The SecureSource 5 NY rider cannot be terminated either by you or us except as follows:
•
Single Life: after the death benefit is payable, the rider will terminate.
•
Single Life: spousal continuation will terminate the rider.
•
Single Life: after the death of the Covered Person, the rider will terminate.
•
Joint Life: after the death of the last Covered Spouse, the rider will terminate.
•
Joint Life: After the death benefit is payable the rider will terminate if anyone other than a Covered Spouse continues the contract. However, if the Covered Spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•
On the annuitization start date, the rider will terminate if you choose a payout option available under the contract.
•
You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource 5 NY riders charge”).
•
When the contract value is reduced to zero as a result of an Excess Withdrawal as described in the Rules for Surrender Section above, the rider will terminate.
•
Termination of the contract for any reason will terminate the rider.
For an example, see Appendix E.
SecureSource 5 Plus NY Rider
(Available for contract applications signed on or after 5/3/2021 but prior to 1/1/2022)

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 85

The SecureSource 5 Plus NY rider is an optional benefit that you can elect at time of application for an additional charge. It may not be purchased with any other optional living benefit and certain death benefit riders (ROPP Death Benefit and MAV Death Benefit). This benefit is intended to provide a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature and a step-up feature to lock in contract anniversary gains to increase the Benefit Base and the lifetime payment.
If the contract value is reduced to zero due to market performance, fees or charges, or a withdrawal that does not exceed the amount available under the rider, then you will receive lifetime payments made by us as described in the “Other provisions - Rules for Surrender.” However, the contract and rider will terminate if the contract value goes to zero due to an excess withdrawal. If you die before the contract value is depleted, you will not receive any monetary value from the rider.
The SecureSource 5 Plus NY rider may be appropriate for you if:
•
you intend to make periodic withdrawals from your annuity contract; and
•
you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource 5 Plus NY rider may be not appropriate for you if:
•
you anticipate the need for withdrawals before the lifetime benefit is established or withdrawals that exceed the amount available under the rider (i.e. Excess Withdrawals); or
•
you want to invest in funds other than the approved investment options. For a list of currently approved investment options, see “Investment Allocation Restrictions for Certain Benefit Riders”.
•
The SecureSource 5 Plus NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the Current Annual Payment each contract year. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision. The Current Annual Payment can vary based on the relationship of your contract value to the Withdrawal Adjustment Base. On the day of your first withdrawal each contract year, we determine if the Income Bonus is available for that contract year (see “Lifetime Payment Percentage” below).
•
As long as your total withdrawals during the current contract year do not exceed the Current Annual Payment, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider.
Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the Current Annual Payment can be increased if an Annual Credit is available or your contract value has increased above the Benefit Base on a rider anniversary.
Your benefits under the rider can be reduced if you withdraw more than the allowed withdrawal amount in a contract year.
Each year, your Current Annual Payment may or may not include an Income Bonus. If the contract value is 20% or more below the Withdrawal Adjustment Base, the Income Bonus Percentage will not be available. (see Withdrawal Adjustment Base described below).
For important considerations on whether a SecureSource 5 Plus NY rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section.
Availability
There are two SecureSource 5 Plus NY riders available under your contract:
•
SecureSource 5 Plus NY – Single Life
•
SecureSource 5 Plus NY – Joint Life
The information in this section applies to both SecureSource 5 Plus NY riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders
The SecureSource 5 Plus NY — Single Life rider covers one person who is named at contract issue. Joint ownership and joint annuitants are not allowed for SecureSource 5 Plus NY — Single Life rider.

86 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

The SecureSource 5 Plus NY — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 5 Plus NY — Single Life rider or the SecureSource 5 Plus NY — Joint Life rider, not both, and you may not switch riders later.
You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource 5 Plus NY rider is an optional benefit that you may select for an additional annual charge. The current issue ages for Single Life and Joint Life are disclosed in the Rate Sheet Prospectus Supplement which may be amended from time to time by us
The SecureSource 5 Plus NY riders are not available under an inherited qualified annuity.
The SecureSource 5 Plus NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•
Single Life: death (see “At Death” heading below).
•
Joint Life: the death of the last surviving Covered Spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below). If there has been an ownership change, the death of the new owner will also terminate the rider.
For key terms associated with the SecureSource 5 Plus NY rider, see “SecureSource Series Rider Terms” section above.
RATE SHEET PROSPECTUS SUPPLEMENT
The current charges and the current rates for the Minimum Lifetime Payment percentages, Income Bonus Percentage, Credit Period and Annual Credit percentages, applicable to your contract issued to you are disclosed in the Rate Sheet Prospectus Supplement attached to this prospectus. These terms can only change as provided in this prospectus (see “Lifetime Payment Percentage”, “Income Bonus percentage” and “Annual Credits” below). We may change these terms for new purchasers, upon 7 calendar days prior notice. At least 7 calendar days before we change the terms contained in a Rate Sheet Supplement for the next effective period, we will file a new Rate Sheet Prospectus Supplement. All historical Rate Sheet Prospectus Supplements will be reflected in Appendix G to this prospectus. All Rate Sheet Prospectus Supplements, including the Rate Sheet Prospectus Supplement applicable to you, have been filed with the Securities and Exchange Commission (the “SEC”) and are also available on the Edgar system at www.sec.gov (File No. 333-230375).
current annual payment Description
Single Life only: Covered Person: the person whose life is used to determine the Current Annual Payment, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Person is established on the rider effective date and cannot be changed. The Covered Person is the contract owner on the rider effective date. If the owner on that date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the Covered Person is the annuitant.
Joint Life only: Covered Spouses: the contract owner on the rider effective date and their spouse, as named on the application for as long as the marriage is valid and remains in effect. If the contract owner on the rider effective date is a nonnatural person or a revocable trust, the Covered Spouses are the annuitant and the spouse of the annuitant. After death or dissolution of marriage that leaves only one of the Covered Spouses as the owner (for non-natural owners, the annuitant), that remaining Covered Spouse will be used when referring to the younger Covered Spouse. The Covered Spouses’ lives are used to determine when the Current Annual Payment is established, and the duration of the Annual Payments (see “Current Annual Payment” heading below). The Covered Spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Current Annual Payment: the benefit available for withdrawal each contract year after the Covered Person (Joint life: younger Covered Spouse has reached the youngest age in the first Age Band. When the Current Annual Payment is established and at all times thereafter, the Current Annual Payment is equal to the Benefit Base multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the Benefit Base changes as described below, the Current Annual Payment will be recalculated. When the first withdrawal is taken in each contract year, we will determine if the Income Bonus Percentage will be included in the Lifetime Payment Percentage for the remainder of that contract year.
The Current Annual Payment can vary each contract year and includes the minimum annual lifetime payment and may also include an Income Bonus. The minimum annual lifetime payment is the guaranteed lifetime benefit amount available for withdrawal each contract year. It is calculated by multiplying the Benefit Base by the Minimum Lifetime Payment Percentage. The Income Bonus is a potential increase to the Current Annual Payment and is calculated by multiplying the Benefit Base by the Income Bonus Percentage. If the Income Bonus Percentage is included in the Lifetime Payment Percentage, then the income bonus is included in the Current Annual Payment.
If you withdraw less than the Current Annual Payment in a contract year, the unused portion does not carry over to future contract years.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 87

Single Life: The Current Annual Payment is established on the later of the rider effective date if the Covered Person has reached the youngest age in the first Age Band, or the date the Covered Person’s attained age equals the youngest age in the first Age Band.
Joint Life: The Current Annual Payment is established on the earliest of the following dates:
•
The rider effective date if the younger Covered Spouse has already reached the youngest age in the first Age Band.
•
The date the younger Covered Spouse’s attained age equals the youngest age in the first Age Band.
•
Upon the first death of a Covered Spouse, then either: (a) the date we receive a written notice when the death benefit is not payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, (b) the date spousal continuation is effective when the death benefit is payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, or (c) the date the surviving Covered Spouse reaches the youngest age in the first Age Band.
•
Following dissolution of marriage of the Covered Spouses, then either (a) the date we receive a written notice if the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached the youngest age in the first Age Band, or (b) the date the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches the youngest age in the first Age Band.
Remaining Annual Payment: the amount available for withdrawal for the remainder of the contract year. The Remaining Annual Payment is established at the same time as the Current Annual Payment. The Remaining Annual Payment equals the Current Annual Payment less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Current Annual Payment.
The Lifetime Payment Percentage for each Age Band is shown in the Rate Sheet Prospectus Supplement.
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•
When the Current Annual Payment is established: The Age Band used to calculate the initial Current Annual Payment is the percentage for the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age).
•
On the Covered Person’s subsequent birthdays (Joint Life: younger Covered Spouse’s subsequent birthdays): If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, and if the Covered Person's new attained age (Joint Life: younger Covered Spouse's attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage.
•
Upon Annual Step-Ups (see “Annual Step-Ups” below).
•
For the Joint life rider, upon death or change in marital status: (A) If no withdrawal has been taken since the Current Annual Payment was established and no increase in the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining Covered Spouse’s attained age. (B) If the Current Annual Payment is not established but the remaining Covered Spouse has reached the youngest age in the first Age Band, the remaining Covered Spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the Covered Spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger Covered Spouse’s attained age.
Income Bonus Percentage: The Income Bonus Percentage may provide additional income under the rider. Availability of the Income Bonus Percentage is determined at the time of your first withdrawal each contract year. The benefit determining percentage is a comparison of your contract value and the Withdrawal Adjustment Base. If the benefit determining percentage is less than 20%, then the Lifetime Payment Percentage will include the Income Bonus Percentage, as shown in the Rate Sheet Prospectus Supplement, when calculating the Current Annual Payment (unless the Lifetime Payment Percentage is set to a fixed percentage as described below).
The benefit determining percentage is calculated on each valuation date as follows, but it will not be less than zero:
1	–	(a/b)
a	=	Contract value at the end of the prior valuation period
b	=	Withdrawal Adjustment Base at the end of the prior valuation period
After the Current Annual Payment is established, the first withdrawal taken in each contract year will set the Lifetime Payment Percentage to a fixed percentage for the remainder of the contract year except as noted below. Following each rider anniversary, the availability of the Income Bonus Percentage, and therefore the Lifetime Payment Percentage, can change on each valuation date until a withdrawal is taken in that contract year. For more information on how this rider operates, please see “Appendix D: Example – Optional Living Benefits – SecureSource 5 Plus NY Rider”.

88 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

However, at the earliest of (1) or (2) below, the Income Bonus Percentage is no longer available, and the Lifetime Payment Percentage will equal the Minimum Lifetime Payment Percentage for as long as the benefit is payable:
(1)
when the contract value reduces to zero, or
(2)
on the annuitization start date.
For certain periods of time at our discretion and on a non-discriminatory basis, your Lifetime Payment Percentage may be set by us to include the Income Bonus Percentage if more favorable to you.
Determination of Adjustments of Benefit Values: Your values are determined at the following times and are subject to a maximum amount of $20 million each:
1.
At rider effective date
The Withdrawal Adjustment Base, Credit Base and Benefit Base are set equal to the initial purchase payment.
2.
When an additional purchase payment is made
The Benefit Base and Withdrawal Adjustment Base will be increased by the amount of each additional purchase payment.
If the Credit Base is greater than zero, the Credit Base will be increased by the amount of each additional purchase payment.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.
When a withdrawal is taken
If the Credit Base is greater than zero, Annual Credits will not be added to the Benefit Base on the following rider anniversary.
The Withdrawal Adjustment Base, Benefit Base and Credit Base can be adjusted, but they will not be less than zero.
(A)
The Withdrawal Adjustment Base will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal,” calculated as follows:
a × b	where:
c

a	=	the amount of the withdrawal
b	=	the Withdrawal Adjustment Base on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)
If the Current Annual Payment is not established, Excess Withdrawal Processing will occur as follows. The Benefit Base and Credit Base will be reduced by the same proportion that the contract value is reduced using the “adjustment for withdrawal” calculation described above but substituting the Credit Base or Benefit Base (as applicable) for the Withdrawal Adjustment Base.
(C)
If the Current Annual Payment is established and the withdrawal is less than or equal to the Remaining Annual Payment, the Benefit Base and Credit Base do not change.
(D)
If the Current Annual Payment is established and the withdrawal is greater than the Remaining Annual Payment, Excess Withdrawal Processing will occur, and the Benefit Base and Credit Base will be reduced by an amount calculated as follows:
d × e	where:
f

d	=	the amount of the withdrawal minus the Remaining Annual Payment
e	=	the Benefit Base or Credit Base (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the Remaining Annual Payment.
Rider Anniversary Processing: The following describes how the Withdrawal Adjustment Base, Benefit Base and Credit Base are calculated on rider anniversaries, subject to the maximum amount of $20 million for each and how the Lifetime Payment Percentage can change on rider anniversaries.
•
Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available.
(A)
On the first rider anniversary
The Annual Credit equals the Credit Base 180 days following the rider effective date multiplied by the current Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement, for the first rider anniversary.
•
Single Life: The Benefit Base and Withdrawal Adjustment Base will be increased by the Annual Credit.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 89

•
Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
(B)
On any other rider anniversary during a Credit Period
The Annual Credit equals the Credit Base as of the prior rider anniversary multiplied by the current Annual Credit percentage as shown in the Rate Sheet Prospectus Supplement.
•
Single Life: The Benefit Base will be increased by the Annual Credit.
•
Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base on the prior rider anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.
The Credit Base will be set to zero on the last rider anniversary of a Credit Period after any adjustment to the Withdrawal Adjustment Base and Benefit Base, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the Benefit Base.
The Credit Base will be permanently set to zero on the later of: (A) the rider anniversary on or after the owner’s 95th birthday or (B) the rider anniversary equal to the Credit Period duration, as shown in the Rate Sheet Prospectus Supplement.
•
Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available. The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the Benefit Base after any Annual Credit is added. If an Annual Step-Up is executed, the Benefit Base and Lifetime Payment Percentage will be adjusted as follows:
•
The Benefit Base (after any Annual Credit is added) will be increased to the contract value.
•
The Credit Base will be increased to the contract value and the Credit Period will restart, if there is an increase to Benefit Base due to an Annual Step-Up.
•
If the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age) on the rider anniversary is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals. The higher Age Band will be used even if there was no Annual Step-Up due to the maximum Benefit Base limitation.
•
The Withdrawal Adjustment Base on rider anniversaries: If you did not decline an increase to the annual rider fee, the Withdrawal Adjustment Base (after any Annual Credit is added) will be increased to the contract value, if greater.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Current Annual Payment, the portion of your RMD that exceeds the Current Annual Payment benefit amount will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•
The Current Annual Payment is established;
•
The RMD is for your contract alone;
•
The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•
The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
If the Current Annual Payment is not established, the RMD will be subject to Excess Withdrawal Processing. RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 5 Plus NY— Single Life rider terminates.
Joint Life: If a surviving spouse is a Covered Spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 5 Plus NY — Joint Life rider also continues. The surviving Covered Spouse can name a new beneficiary; however, a new Covered Spouse cannot be added to the rider. After the death of the last Covered Spouse, the rider will terminate (see “Benefits in Case of Death – If you Die Before the Annuitization Stat Date”).
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the Remaining Annual Payment will be reduced for any prior withdrawals in

90 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

that contract year. Also, the Credit Period will restart on the next contract anniversary. The Withdrawal Adjustment Base, if greater than zero, will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: There is no minimum contract value requirement following a partial surrender. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value.
If your contract value is reduced to zero, the Credit Base, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:
•
If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the Current Annual Payment would be established, and that amount then the Benefit Base multiplied by the Minimum Lifetime Payment Percentage will be paid annually to the owner until the death of the Covered Person (Joint Life: both Covered Spouses) (see “Current Annual Payment Description” above).
•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the Benefit Base multiplied by the Minimum Lifetime Payment Percentage will be paid annually to the owner until the death of the Covered Person (Joint Life: both Covered Spouses).
•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is less than or equal to the Remaining Annual Payment (including RMDs that are not subject to Excess Withdrawal Processing as described above), the Current Annual Payment will be available for the remainder of this contract year and then the Benefit Base multiplied by the Minimum Lifetime Payment Percentage will be paid annually to the owner until the death of the Covered Person.
In all cases above:
•
These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
•
We will no longer accept additional purchase payments.
•
No more charges will be collected for the rider.
•
The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•
If the Current Annual Payment is determined by incorrect information regarding the Covered Person's birth date, payments will be adjusted. They will be based on what would have been provided using the correct birth date. Any underpayments made by us will be made up promptly without interest. We reserve the right to recover from you or your estate any amounts overpaid. If there are any future payments under this rider, overpayments made by us will be subtracted, without interest, and/or as otherwise legally permissible.
•
If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the Current Annual Payment is established, the rider and the contract will terminate.
•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the Remaining Annual Payment (including RMDs that are subject to Excess Withdrawal Processing as described above), the rider and the contract will terminate.
At Death:
Single Life:The rider will terminate even if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a Covered Spouse, the surviving Covered Spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not availableor if someone other than a Covered Spouse continues the contract, the rider terminates. The lifetime benefit ends at the death of the surviving Covered Spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•
elect to take the death benefit under the terms of the contract, or
•
continue the contract under the spousal continuation option.
Assignment and Change of Ownership
Joint Life: In order to maintain the joint life benefit, the surviving Covered Spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner on the rider effective date is a natural person, only the Covered Spouses can be owners at rider issue. If there is a non-natural or a revocable trust owner, one of the Covered Spouses must be the annuitant at rider issue.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 91

Annuity Provisions: If your annuitization start date is the maximum annuitization start date (see “The Annuitization Start Date”), you can choose one of the payout options available under the contract (see “Annuity Payout Plans”) or an alternative fixed annuity payout option available under the SecureSource 5 Plus NY rider. If you elect an annuitization start date that is earlier than the maximum annuitization start date, the alternative fixed annuity payout option under the SecureSource 5 Plus NY rider is not available.

Under the rider’s payout option, you will receive the Current Annual Payment recalculated based on the Minimum Lifetime Payment Percentage, each contract year until the death of the Covered Person (Joint Life: both Covered Spouses). The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract. For more information about annuity payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the Current Annual Payment rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date.
The rider payout option may be greater or less than other payout options available under the contract. You should consider your payout options carefully and consult your financial advisor before making a determination.
Rider Termination
The SecureSource 5 Plus NY rider cannot be terminated either by you or us except as follows:
•
Single Life: after the death benefit is payable, the rider will terminate, even if the Covered Person is still living.
•
Single Life: spousal continuation will terminate the rider, even if the Covered Person is still living.
•
Single Life: after the death of the Covered Person, the rider will terminate.
•
Joint Life: after the death of the last Covered Spouse, the rider will terminate.
•
Joint Life: After the death benefit is payable the rider will terminate if anyone other than a Covered Spouse continues the contract. However, if the Covered Spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•
On the annuitization start date, the rider will terminate, if you choose a payout option available under the contract.
•
You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource 5 Plus NY rider charge”).
•
When the contract value is reduced to zero as a result of an Excess Withdrawal as described in the Rules for Surrender Section above, the rider will terminate.
•
Termination of the contract for any reason will terminate the rider.
For an example, see Appendix E.
SecureSource Core NY Rider
(Available for contract applications signed prior to 5/3/2021)
The SecureSource Core NY rider is an optional benefit that you can elect at time of application for an additional charge. It may not be purchased with any other optional living benefit or certain death benefit riders (ROPP Death Benefit and MAV Death Benefit). This benefit is intended to provide to you a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature and a step-up feature to lock in contract anniversary gains to increase the Benefit Base and the lifetime payment.
If the contract value is reduced to zero due to market performance, fees or charges, or a withdrawal that does not exceed the amount available under the rider, then you will receive lifetime payments made by us as described in the “Other provisions - Rules for Surrender.” However, the contract and rider will terminate if the contract value goes to zero due to an excess withdrawal. If you die before the contract value is depleted, you will not receive any monetary value from the rider.
The SecureSource Core NY rider may be appropriate for you if:
•
you intend to make periodic withdrawals from your annuity contract; and
•
you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource Core NY rider may be not appropriate for you if:
•
you anticipate the need for withdrawals before the lifetime benefit is established or withdrawals that exceed the amount available under the rider (i.e. Excess Withdrawals); or

92 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

•
you want to invest in funds other than the approved investment options. For a list of currently approved investment options, see “Investment Allocation Restrictions for Certain Benefit Riders”.
The SecureSource Core NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the Current Annual Payment each contract year after Current Annual Payment is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision (see “Lifetime Payment Percentage” below).
As long as your total withdrawals during the contract year do not exceed the Current Annual Payment, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider (see “Determination of Adjustments of Benefit Values”).
Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the Current Annual Payment can be increased if an Annual Credit is available or your contract value has increased above the Benefit Base on a rider anniversary.
Your benefits under the rider can be reduced if you:
•
withdraw more than the allowed withdrawal amount in a contract year, or
•
take withdrawals before the Current Annual Payment is established.
For important considerations on whether a SecureSource Core NY rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section.
Availability
There are two SecureSource Core NY riders available under your contract:
•
SecureSource Core NY – Single Life
•
SecureSource Core NY – Joint Life
The information in this section applies to both SecureSource Core NY riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders.
The SecureSource Core NY — Single Life rider covers one person who is named at contract issue. Joint ownership and joint annuitants are not allowed for SecureSource Core NY — Single Life rider.
The SecureSource Core NY — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource Core NY — Single Life rider or the SecureSource Core NY — Joint Life rider, not both, and you may not switch riders later.
You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource Core NY rider is an optional benefit that you may select for an additional annual charge.
The current issue ages for Single Life and Joint Life are disclosed in the Rate Sheet Prospectus Supplement which may be amended from time to time by us.
The SecureSource Core NY riders are not available under an inherited qualified annuity.
The SecureSource Core NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•
Single Life: death (see “At Death” heading below).
•
Joint Life: the death of the last surviving Covered Spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
•
If there has been an ownership change, the death of the new owner will also terminate the rider.
For key terms associated with the SecureSource Core NY rider, see “SecureSource Series Rider Terms” section above.
RATE SHEET PROSPECTUS SUPPLEMENT
The current rider charges and the current rates for the Lifetime Payment percentages, Credit Period and Annual Credit percentages, applicable to your contract issued to you are disclosed in the Rate Sheet Prospectus Supplement attached to this prospectus. These terms can only change as provided in this prospectus (see “Lifetime Payment Percentage” and “Annual Credits” below). We may change these terms for new purchasers, upon 7 calendar days prior notice. At

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 93

least 7 calendar days before we change the terms contained in a Rate Sheet Prospectus Supplement for the next effective period, we will file a new Rate Sheet Prospectus Supplement. All historical Rate Sheet Prospectus Supplements are reflected in Appendix G to this prospectus. All Rate Sheet Prospectus Supplements, including the Rate Sheet Prospectus Supplement applicable to you, have been filed with the Securities and Exchange Commission (the “SEC”) and are also available on the Edgar system at www.sec.gov (File No. 333-230375).
current annual payment Description
Single Life only: Covered Person: the person whose life is used to determine the Current Annual Payment, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Person is established on the rider effective date and cannot be changed. The Covered Person is the contract owner on the rider effective date. If the owner on that date is a nonnatural person (i.g., an irrevocable trust or corporation) or a revocable trust, the Covered Person is the annuitant.
Joint Life only: Covered Spouses: the contract owner on the rider effective date and their spouse, as named on the application for as long as the marriage is valid and remains in effect. If the contract owner on the rider effective date is a nonnatural person or a revocable trust, the Covered Spouses are the annuitant and the spouse of the annuitant as named on the application. After death or dissolution of marriage that leaves only one of the Covered Spouses as the owner (for non-natural owners, the annuitant), that remaining Covered Spouse will be used when referring to the younger Covered Spouse. The Covered Spouses lives are used to determine when the Current Annual Payment is established, and the duration of the Current Annual Payments (see “Current Annual Lifetime Payment” heading below). The Covered Spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Current Annual Payment: the benefit available for withdrawal each contract year after the Covered Person (Joint life: younger Covered Spouse) has reached the youngest age in the first Age Band. When the Current Annual Payment is established and at all times thereafter, the Current Annual Payment is equal to the Benefit Base multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the Benefit Base changes as described below, the Current Annual Payment will be recalculated.
If you withdraw less than the Current Annual Payment in a contract year, the unused portion does not carry over to future contract years.
Single Life: The Current Annual Payment is established on the later of the rider effective date if the Covered Person has reached youngest age in the first Age Band, or the date the Covered Person’s attained age equals the youngest age in the first Age Band.
Joint Life: The Current Annual Payment is established on the earliest of the following dates:
•
The rider effective date if the younger Covered Spouse has already reached the youngest age in the first Age Band.
•
The date the younger Covered Spouse’s attained age equals the youngest age in the first Age Band.
•
Upon the first death of a Covered Spouse, then either: (a) the date we receive a written notice when the death benefit is not payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, (b) the date spousal continuation is effective when the death benefit is payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, or (c) the date the surviving Covered Spouse reaches the youngest age in the first Age Band.
•
Following dissolution of marriage of the Covered Spouses, then either (a) the date we receive a written notice if the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached the youngest age in the first Age Band, or (b) the date the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches the youngest age in the first Age Band.
Remaining Annual Payment: the amount available for withdrawal for the remainder of the contract year. The Remaining Annual Payment is established at the same time as the Current Annual Payment. The Remaining Annual Payment equals the Current Annual Payment less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Current Annual Payment. The Lifetime Payment Percentage and Age Band are shown in the Rate Sheet Prospectus Supplement.
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•
When the Current Annual Payment is established: The Age Band used to calculate the initial Current Annual Payment is the percentage for the Covered Person’s attained age (Joint life: younger Covered Spouse’s attained age).
•
On the Covered Person’s subsequent birthdays (Joint life: younger Covered Spouse’s subsequent birthdays): If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider

94 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

fee has been declined, and if the Covered Person's new attained age (Joint Life: younger Covered Spouse's attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage.
•
Upon Annual Step-Ups (see “Annual Step-ups” below).
•
For the Joint life rider, upon death or change in marital status: (A) If no withdrawal has been taken since the Current Annual Payment was established and no increase in the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining Covered Spouse’s attained age. (B) If the Current Annual Payment is not established but the remaining Covered Spouse has reached the youngest age in the first Age Band, the remaining Covered Spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the Covered Spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger Covered Spouse’s attained age.
Determination of Adjustments of Benefit Values: Your values are determined at the following times and are subject to a maximum amount of $20 million each:
1.
At rider effective date
The Credit Base and Benefit Base are set equal to the initial purchase payment.
2.
When an additional purchase payment is made
The Benefit Base will be increased by the amount of each additional purchase payment.
If the Credit Base is greater than zero, the Credit Base will be increased by the amount of each additional purchase payment.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.
When a withdrawal is taken
If the Credit Base is greater than zero, Annual Credits will not be added to the Benefit Base on the following rider anniversary.
The Benefit Base and Credit Base can be adjusted, but they will not be less than zero.
(A)
If the Current Annual Payment is not established, Excess Withdrawal Processing will occur as follows.
The Benefit Base and Credit Base will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal” calculated as follows:
a × b	where:
c

a	=	the amount of the withdrawal
b	=	the Credit Base or Benefit Base (as applicable) on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)
If the Current Annual Payment is established and the withdrawal is less than or equal to the Remaining Annual Payment, the Benefit Base and Credit Base do not change.
(C)
If the Current Annual Payment is established and the withdrawal is greater than the Remaining Annual Payment, Excess Withdrawal Processing will occur, and the Benefit Base and Credit Base will be reduced by an amount calculated as follows:
d × e	where:
f

d	=	the amount of the withdrawal minus the Remaining Annual Payment
e	=	the Benefit Base or Credit Base (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the Remaining Annual Payment.
Rider Anniversary Processing: The following describes how the Benefit Base and Credit Base are calculated on rider anniversaries, subject to the maximum amount of $20 million for each, and how the Lifetime Payment Percentage can change on rider anniversaries.
•
Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available. The Annual Credit percentages and Credit Period are shown in the Rate Sheet Prospectus Supplement.
(A)
On the first rider anniversary
The Annual Credit equals the Credit Base 180 days following the rider effective date multiplied by the Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement, for the first rider anniversary.
•
Single Life: The Benefit Base will be increased by the Annual Credit.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 95

•
Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
(B)
On any other rider anniversary during a Credit Period
The Annual Credit equals the Credit Base as of the prior rider anniversary multiplied by the current Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement.
•
Single Life: The Benefit Base will be increased by the Annual Credit.
•
Joint Life: The Benefit Base will be set to the greater of the current Benefit Base or the Benefit Base on the prior rider anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.
The Credit Base will be set to zero on the last rider anniversary of a Credit Period after any adjustment to the Benefit Base, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the Benefit Base.
The Credit Base will be permanently set to zero on the later of: (A) the rider anniversary on or after the owner’s 95th birthday or (B) the rider anniversary equal to the Credit Period duration, as shown in the Rate Sheet Prospectus Supplement.
•
Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available. The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the Benefit Base after any Annual Credit is added. If an Annual Step-Up is executed, Benefit Base, Credit Base and Lifetime Payment Percentage will be adjusted as follows:
•
The Benefit Base (after any Annual Credit is added) will be increased to the contract value.
•
The Credit Base will be increased to the contract value and the Credit Period will restart, if there is an increase to Benefit Base due to an Annual Step-Up.
•
If the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age) on the rider anniversary is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals. The higher Age Band will be used even if there was no Annual Step-Up due to the maximum Benefit Base limitation.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Current Annual Payment, the portion of your RMD that exceeds the Current Annual Payment will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•
The Current Annual Payment is established;
•
The RMD is for your contract alone;
•
The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•
The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
If the Current Annual Payment is not established, the RMD will be subject to Excess Withdrawal Processing. RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource Core NY— Single Life rider terminates.
Joint Life: If a surviving spouse is a Covered Spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource Core NY — Joint Life rider also continues. The surviving Covered Spouse can name a new beneficiary; however, a new Covered Spouse cannot be added to the rider. After the death of the last Covered Spouse, the rider will terminate (see “Benefits in Case of Death – If you Die Before the Annuitization Start Date”).
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the Remaining Annual Payment will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.

96 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Rules for Surrender: There is no minimum contract value requirement following a partial surrender. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value.
If your contract value is reduced to zero, the Credit Base will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:
•
If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the Current Annual Payment would be established and that amount will be paid annually until the death of the Covered Person (Joint Life: both Covered Spouses) (see “Current Annual Payment Description” above).
•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of market performance, fees or charges, or as a result of a withdrawal that is less than or equal to the Remaining Annual Payment (including RMDs that are not subject to Excess Withdrawal Processing as described above), then the owner will receive the Current Annual Payment paid annually until the death of the Covered Person (Joint Life: both Covered Spouses).
In both cases above:
•
These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
•
We will no longer accept additional purchase payments.
•
No more charges will be collected for the rider.
•
The Current Annual Payment is fixed for as long as payments are made.
•
The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•
If the Current Annual Payment is determined by incorrect information regarding the Covered Person's birth date, payments will be adjusted. They will be based on what would have been provided using the correct birth date. Any underpayments made by Us will be made up promptly with an interest credit of 6% per annum. We reserve the right to recover from You or Your estate any amounts overpaid. If there are any future payments under this rider, overpayments made by Us will be subtracted, together with an interest credit of 6% per annum.
•
If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the Current Annual Payment is established, the rider and the contract will terminate.
•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the Remaining Annual Payment (including RMDs that are subject to Excess Withdrawal Processing as described above), the rider and the contract will terminate.
At Death:
Single Life:The rider will terminate even if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a Covered Spouse, the surviving Covered Spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not availableor if someone other than a Covered Spouse continues the contract, the rider terminates. The lifetime benefit ends at the death of the surviving Covered Spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•
elect to take the death benefit under the terms of the contract, or
•
continue the contract under the spousal continuation option.
Assignment and Change of Ownership
Joint Life: In order to maintain the joint life benefit, the surviving Covered Spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the Owner on the rider effective date is a natural person, only the Covered Spouses can be owners at rider issue. If there is a non-natural or revocable trust owner, one of the Covered Spouses must be the annuitant at rider issue.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date (see “The Annuitization Start Date”), you can choose one of the payout options available under the contract (see “Annuity Payout Plans”) or an alternative fixed annuity payout option available under the SecureSource Core NY rider. If you elect an annuitization start date that is earlier than the maximum annuitization start date, the alternative fixed annuity payout option under the SecureSource Core NY rider is not available.

Under the rider’s payout option, you will receive the Current Annual Payment each contract year until the death of the Covered Person (Joint Life:both Covered Spouses). The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 97

less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract. For more information about payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the Current Annual Payment rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date.
The rider payout option may be greater or less than other payout options available under the contract. You should consider your payout options carefully and consult your financial advisor before making a determination.
Rider Termination
The SecureSource Core NY rider cannot be terminated either by you or us except as follows:
•
Single Life: after the death benefit is payable, the rider will terminate.
•
Single Life: spousal continuation will terminate the rider.
•
Single Life: after the death of the Covered Person, the rider will terminate.
•
Joint Life: after the death of the last Covered Spouse, the rider will terminate.
•
Joint Life: After the death benefit is payable the rider will terminate if anyone other than a Covered Spouse continues the contract. However, if the Covered Spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•
On the annuitization start date, the rider will terminate if you choose a payout option available under the contract.
•
You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource Core NY riders charge”).
•
When the contract value is reduced to zero as a result of an Excess Withdrawal as described in the Rules for Surrender Section above, the rider will terminate.
•
Termination of the contract for any reason will terminate the rider.
For an example, see Appendix E.
SecureSource Core Plus NY Rider
(Not available for contract applications signed on or after 3/30/2020)
The SecureSource Core Plus NY rider is an optional benefit that you can elect at time of application for an additional charge. It rider may not be purchased with any other living benefit and certain death benefit riders (ROPP Death Benefit and MAV Death Benefit). This benefit is intended to provide to you a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature and a step-up feature to lock in contract anniversary gains to increase the Benefit Base and the lifetime payment. This rider also provides a guaranteed benefit base amount, provided no withdrawals are taken and the rider does not terminate before a specified date (see Base Doubler below).
If the contract value is reduced to zero due to market performance, fees or charges, or a withdrawal that does not exceed the amount available under the rider, then you will receive lifetime payments made by us as described in the “Other provisions - Rules for Surrender.” However, the contract and rider will terminate if the contract value goes to zero due to an excess withdrawal. If you die before the contract value is depleted, you will not receive any monetary value from the rider.
The SecureSource Core Plus NY rider may be appropriate for you if:
•
you intend to make periodic withdrawals from your annuity contract; and
•
you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource Core Plus NY rider may be not appropriate for you if:
•
you anticipate the need for withdrawals before the lifetime benefit is established or withdrawals that exceed the amount available under the rider (i.e. Excess Withdrawals); or
•
you want to invest in funds other than the approved investment options. For a list of currently approved investment options, see “Investment Allocation Restrictions for Certain Benefit Riders”.
The SecureSource Core Plus NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the Current Annual Payment each contract year. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision (see “Lifetime Payment Percentage” below).

98 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

As long as your total withdrawals during the contract year do not exceed the Current Annual Payment, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider (see “Determination of Adjustments of Benefit Values”).
Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the Current Annual Payment can be increased if an Annual Credit is available, a Base Doubler is applied, or your contract value has increased above the Benefit Base on a rider anniversary.
Your benefits under the rider can be reduced if you withdraw more than the allowed withdrawal amount in a contract year.
For important considerations on whether a SecureSource Core Plus NY rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section.
Availability
There are two SecureSource Core Plus NY riders available under your contract:
•
SecureSource Core Plus NY – Single Life
•
SecureSource Core Plus NY – Joint Life
The information in this section applies to both SecureSource Core Plus NY riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders
The SecureSource Core Plus NY — Single Life rider covers one person who is named at contract issue. Joint ownership and joint annuitants are not allowed for SecureSource Core Plus NY — Single Life rider.
The SecureSource Core Plus NY — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource Core Plus NY — Single Life rider or the SecureSource Core Plus NY — Joint Life rider, not both, and you may not switch riders later.
You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource Core Plus NY rider is an optional benefit that you may select for an additional annual charge.
The current issue ages for Single Life and Joint Life are disclosed in the Rate Sheet Prospectus Supplement which may be amended from time to time by us.
The SecureSource Core Plus NY riders are not available under an inherited qualified annuity.
The SecureSource Core Plus NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•
Single Life: death (see “At Death” heading below).
•
Joint Life: the death of the last surviving Covered Spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below). If there has been an ownership change, the death of the new owner will also terminate the rider.
For key terms associated with the SecureSource Core Plus NY rider, see “SecureSource Series Rider Terms” section above.
RATE SHEET PROSPECTUS SUPPLEMENT
The current rider fees and the current rates for the Lifetime Payment percentages, Credit Period, Annual Credit percentages and Base Doubler age, applicable to your contract issued to you are disclosed in the Rate Sheet Prospectus Supplement attached to this prospectus. These terms can only change as provided in this prospectus (see “Lifetime Payment Percentage”, “Annual Credits” and “Base Doubler” below). We may change these terms for new purchasers, upon 7 calendar days prior notice. At least 7 calendar days before we change the terms contained in a Rate Sheet Supplement for the next effective period we will file a new Rate Sheet Prospectus Supplement. All historical Rate Sheet Supplement are reflected in Appendix G to this prospectus. All Rate Sheet Prospectus Supplements, including the Rate Sheet Prospectus Supplement applicable to you, have been filed with the Securities and Exchange Commission (the “SEC”) and are also available on the Edgar system at www.sec.gov (File No. 333-230375).

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 99

current annual payment Description
Single Life only: Covered Person: the person whose life is used to determine the Current Annual Payment, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Person is established on the rider effective date and cannot be changed. The Covered Person is the contract owner on the rider effective date. If the owner on that date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the Covered Person is the annuitant.
Joint Life only: Covered Spouses: the contract owner on the rider effective date and their spouse, as named on the application for as long as the marriage is valid and remains in effect. If the contract owner on the rider effective date is a nonnatural person or a revocable trust, the Covered Spouses are the annuitant and the spouse of the annuitant. After death or dissolution of marriage that leaves only one of the spouses as the owner (for non-natural owners, the annuitant), that remaining Covered Spouse will be used when referring to the younger Covered Spouse. The Covered Spouses lives are used to determine when the Current Annual Payment is established, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Current Annual Payment: the benefit available for withdrawal each contract year after the Covered Person (Joint life: younger Covered Spouse) has reached the youngest age in the first Age Band. When the Current Annual Payment is established and at all times thereafter, the Current Annual Payment is equal to the Benefit Base multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the Benefit Base changes as described below, the Current Annual Payment will be recalculated.
If you withdraw less than the Current Annual Payment in a contract year, the unused portion does not carry over to future contract years.
Single Life: The Current Annual Payment is established on the later of the rider effective date if the Covered Person has reached the youngest age in the first Age Band, or the date the Covered Person’s attained age equals the youngest age in the first Age Band.
Joint Life: The Current Annual Payment is established on the earliest of the following dates:
•
The rider effective date if the younger Covered Spouse has already reached the youngest age in the first Age Band.
•
The date the younger Covered Spouse’s attained age equals the youngest age in the first Age Band.
•
Upon the first death of a Covered Spouse, then either: (a) the date we receive a written notice when the death benefit is not payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, (b) the date spousal continuation is effective when the death benefit is payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, or (c) the date the surviving Covered Spouse reaches the youngest age in the first Age Band.
•
Following dissolution of marriage of the Covered Spouses, then either (a) the date we receive a written notice if the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached the youngest age in the first Age Band, or (b) the date the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches the youngest age in the first Age Band.
Remaining Annual Payment: the amount available for withdrawal for the remainder of the contract year. The Remaining Annual Payment is established at the same time as the Current Annual Payment. The Remaining Annual Payment benefit amount equals the Current Annual Payment less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Current Annual Payment.
The Lifetime Payment Percentage for each Age Band is shown in the Rate Sheet Prospectus.
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•
When the Current Annual Payment is established: The Age Band used to calculate the initial Current Annual Payment is the percentage for the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age).
•
On the Covered Person’s subsequent birthdays (Joint Life: younger Covered Spouse’s subsequent birthdays): If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, and if the Covered Person's new attained age (Joint Life: younger Covered Spouse's attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage.
•
Upon Annual Step-Ups (see “Annual Step-Ups” below).
•
For the Joint life rider, upon death or change in marital status: (A) If no withdrawal has been taken since the Current Annual Payment was established and no increase in the annual rider fee has been declined, the Lifetime Payment

100 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Percentage will be reset based on the Age Band for the remaining Covered Spouse’s attained age. (B) If the Current Annual Payment is not established but the remaining Covered Spouse has reached the youngest age in the first Age Band, the remaining Covered Spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the Covered Spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger Covered Spouse’s attained age.
Joint Life:Base Doubler Date (for contracts with applications signed before 5/1/2020): If the Base Doubler is greater than zero, the Base Doubler Date may be reset in the event of: (1) dissolution of marriage; or (2) a Covered Spouse’s death when the death benefit is not payable. On the date we receive written notification of these events, the Base Doubler Date will be set to the later of: (1) the rider anniversary on or following the remaining Covered Spouse reaching the Base Doubler age shown in the Rate Sheet Prospectus Supplement; (2) the 12th rider anniversary; or (3) the next rider anniversary.
Base Doubler Date (for contracts with applications signed on/after 5/1/2020): If the Base Doubler is greater than zero, the Base Doubler Date may be reset in the event of: (1) dissolution of marriage; or (2) a Covered Spouse’s death when the death benefit is not payable. On the date we receive written notification of these events, the Base Doubler Date will be set to the later of: (1) the rider anniversary on or following the remaining Covered Spouse reaching the Base Doubler age; (2) the rider anniversary equal to the Base Doubler duration (both as shown in the Rate Sheet Prospectus Supplement); or (3) the next rider anniversary.
The Base Doubler Date may also be reset if there is a spousal continuation. See the Spouse’s Option to continue contract provision.
For contracts with applications signed before 5/1/2020: In the event of remarriage of the Covered Spouses to each other before the Base Doubler Date, the Base Doubler Date will be reset to the later of the 12th rider anniversary; or the rider anniversary on or following the younger Covered Spouse reaching the Base Double age shown in the Rate Sheet Prospectus Supplement.
For contracts with applications signed on/after 5/1/2020: In the event of remarriage of the Covered Spouses to each other before the Base Doubler Date, the Base Doubler Date will be reset to the later of the rider anniversary equal to the Base Doubler duration, or the rider anniversary on or following the younger Covered Spouse reaching the Base Double age (both shown in the Rate Sheet Prospectus Supplement).
Determination of Adjustments of Benefit Values: Your values are determined at the following times and are subject to a maximum amount of $20 million each:
1.
At rider effective date
The Credit Base and Benefit Base are set equal to the initial purchase payment.
The Base Doubler is set equal to the initial purchase payment multiplied by the applicable Base Doubler Percentage, as shown in the table below.
Purchase Payments	Base Doubler Percentage
Payments received before the first rider anniversary	200%
Payments received thereafter	100%
2.
When an additional purchase payment is made
The Benefit Base will be increased by the amount of each additional purchase payment.
If the Credit Base is greater than zero, the Credit Base will be increased by the amount of each additional purchase payment.
If the Base Doubler is greater than zero, the Base Doubler will be increased by the amount of each additional purchase payment multiplied by the applicable Base Doubler Percentage as shown in the table above.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.
When a withdrawal is taken
If the Credit Base is greater than zero, Annual Credits will not be added to the Benefit Base on the following rider anniversary.
If a withdrawal is taken before the Base Doubler Date, the Base Doubler is permanently set to zero.
The Benefit Base and Credit Base can be adjusted, but they will not be less than zero.
(A)If the withdrawal is less than or equal to the Remaining Annual Payment, the Benefit Base and Credit Base do not

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 101

change.
(B) If the withdrawal is greater than the Remaining Annual Payment, Excess Withdrawal Processing will occur, and the
Benefit Base and Credit Base will be reduced by an amount as calculated below:
d × e	where:
f

d	=	the amount of the withdrawal minus the Remaining Annual Payment
e	=	the Benefit Base or Credit Base (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the Remaining Annual Payment.
Rider Anniversary Processing: The following describes how the Benefit Base and Credit Base are calculated on rider anniversaries, subject to the maximum amount of $20 million for each, and how the Lifetime Payment Percentage can change on rider anniversaries.
•
Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available. The Annual Credit percentages and duration are shownin the Rate Sheet Prospectus Supplement.
(A)
On the first rider anniversary
The Annual Credit equals the Credit Base 180 days following the rider effective date multiplied by the current Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement, for the first rider anniversary.
The Benefit Base will be set to the greater of:
(i)
the current Benefit Base, or
(ii)
the Benefit Base 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
(B)
On any other rider anniversary during a Credit Period
The Annual Credit equals the Credit Base as of the prior rider anniversary multiplied by the current Annual Credit percentages, as shown in the Rate Sheet Prospectus Supplement.
•
Single Life: The Benefit Base will be increased by the Annual Credit.
•
Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
The Credit Base will be set to zero on the last rider anniversary of a Credit Period after any adjustment to the Benefit Base, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the Benefit Base.
The Credit Base will be permanently set to zero on the later of: (A) the rider anniversary on or after the owner’s 95th birthday or (B) the rider anniversary equal to the Credit Period duration, as shown in the Rate Sheet Prospectus Supplement.
•
Base Doubler: If you did not take any withdrawals since the rider effective date and you did not decline an increase to the Annual Rider Fee on the Base Doubler Date, the Benefit Base (after any Annual Credit is added) will be increased to the Base Doubler if greater. The Base Doubler will be permanently set to zero on the Base Doubler Date (after any adjustment to the Benefit Base). It is important to remember that the 200 % Base Doubler percentage only applies to purchase payments received in the first year. After the first year, 100% of purchase payments will be added to the Base Doubler rather than 200%.
The Base Doubler Date may also be reset if there is a spousal continuation. See the Spouse’s Option to continue contract provision. In the event of remarriage of the Covered Spouses to each other before the Base Doubler Date, the Base Doubler Date will be reset to the later of the rider anniversary equal to the Credit Period duration, as shown in the Rate Sheet Prospectus Supplement or the rider anniversary on or following the 70th birthday of the younger Covered Spouse.
•
Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available. The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the Benefit Base after any Annual Credit is added. If an Annual Step-Up is executed, the Benefit Base, Credit base and Lifetime Payment Percentage will be adjusted as follows:
•
The Benefit Base (after any Annual Credit is added or Base Doubler is applied) will be increased to the contract value.
•
The Credit Base will be increased to the contract value and the Credit Period will restart, if there is an increase to Benefit Base due to an Annual Step-Up.

102 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

•
If the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age) on the rider anniversary is in a higher Age Band then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals. The higher Age Band will be used even if there was no Annual Step-Up due to the maximum Benefit Base limitation.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Current Annual Payment, the portion of your RMD that exceeds the benefit amount will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•
The Current Annual Payment is established;
•
The RMD is for your contract alone;
•
The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•
The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
If the Current Annual Payment is not established, the RMD will be subject to Excess Withdrawal Processing. RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. Any withdrawals (including RMDs) before the Base Doubler Date will permanently set the Base Doubler to zero. See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource Core Plus NY— Single Life rider terminates.
Joint Life: If a surviving spouse is a Covered Spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource Core Plus NY — Joint Life rider also continues. The surviving Covered Spouse can name a new beneficiary; however, a new Covered Spouse cannot be added to the rider. After the death of the last Covered Spouse, the rider will terminate (see “Benefits in Case of Death – If you Die Before the Annuitization Start Date”).
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the Remaining Annual Payment will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary.
The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
For contracts with applications signed before 5/1/2020: If the Base Doubler is greater than zero, the Base Doubler Date will be set to the later of: (1) the rider anniversary on or following the remaining Covered Spouse reaching the Base Doubler age shown in the Rate Sheet Prospectus Supplement; (2) the 12th rider anniversary; or (3) the next rider anniversary.
For contracts with applications signed on/after 5/1/2020: If the Base Doubler is greater than zero, the Base Doubler Date will be set to the later of: (1) the rider anniversary on or following the remaining Covered Spouse reaching the Base Doubler age; (2) the rider anniversary equal to the Credit Period Base Doubler duration, (both as shown in the Rate Sheet Prospectus Supplement); or (3) the next rider anniversary.
Rules for Surrender: There is no minimum contract value requirement following a partial surrender. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value.
If your contract value is reduced to zero, the Credit Base and Base Doubler, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits and no Base Doubler will be applied. Also, the following will occur:
•
If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the Current Annual Payment would be established and that amount will be paid annually until the death of the Covered Person (Joint Life: both Covered Spouses) (see “Current Annual Payment Description” above).
•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of market performance, fees or charges, or as a result of a withdrawal that is less than or equal to the Remaining Annual Payment (including RMDs that are not subject to Excess Withdrawal Processing as described above), then the owner will receive the Current Annual Payment paid annually until the death of the Covered Person (Joint Life: both Covered Spouses).

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 103

In either case above:
•
These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
•
We will no longer accept additional purchase payments.
•
No more charges will be collected for the rider.
•
The Current Annual Payment is fixed for as long as payments are made.
•
The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•
If the Current Annual Payment is determined by incorrect information regarding the Covered Person's birth date, payments will be adjusted. They will be based on what would have been provided using the correct birth date. Any underpayments made by Us will be made up promptly with an interest credit of 6% per annum. We reserve the right to recover from You or Your estate any amounts overpaid. If there are any future payments under this rider, overpayments made by Us will be subtracted, together with an interest credit of 6% per annum.
•
If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the Current Annual Payment is established, the rider and the contract will terminate.
•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the Remaining Annual Payment (including RMDs that are subject to Excess Withdrawal Processing as described above), the rider and the contract will terminate.
Assignment and Change of Ownership
Joint Life: In order to maintain the joint life benefit, the surviving Covered Spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the Owner on the rider effective date is a natural person, only the Covered Spouses can be owners at rider issue. If there is a non-natural or revocable trust owner, one of the Covered Spouses must be the annuitant at rider issue.
At Death:
Single Life:The rider will terminate even if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a Covered Spouse, the surviving Covered Spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not available or if someone other than a Covered Spouse continues the contract, the rider terminates. The lifetime benefit ends at the death of the surviving Covered Spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•
elect to take the death benefit under the terms of the contract, or
•
continue the contract under the spousal continuation option.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date (see “The Annuitization Start Date”) , you can choose one of the payout options available under the contract (see “Annuity Payout Plans”) or an alternative fixed annuity payout option available under the SecureSource Core Plus NY rider. If you elect an annuitization start date that is earlier than the maximum annuitization start date, the alternative fixed annuity payout option under the SecureSource Core Plus NY rider is not available.

Under the rider’s payout option, you will receive the Current Annual Payment each contract year until the death of the Covered Person (Joint Life: both Covered Spouses). The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract. For more information about payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the Current Annual Payment rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date.
The rider payout option may be greater or less than other payout options available under the contract. You should consider your payout options carefully and consult your financial advisor before making a determination.
Rider Termination
The SecureSource Core Plus NY rider cannot be terminated either by you or us except as follows:
•
Single Life: after the death benefit is payable, the rider will terminate.
•
Single Life: spousal continuation will terminate the rider.
•
Single Life: after the death of the Covered Person, the rider will terminate.

104 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

•
Joint Life: after the death of the last Covered Spouse, the rider will terminate.
•
Joint Life: After the death benefit is payable the rider will terminate if anyone other than a Covered Spouse continues the contract. However, if the Covered Spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•
On the annuitization start date, the rider will terminate, if you choose a payout option available under the contract.
•
You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource Core Plus NY rider charge”).
•
When the contract value is reduced to zero as a result of an Excess Withdrawal as described in the Rules for Surrender Section above, the rider will terminate.
•
Termination of the contract for any reason will terminate the rider.
For an example, see Appendix E.
SecureSource 4 NY Rider
(Available for contract applications signed prior to 5/3/2021)
The SecureSource 4 NY rider is an optional benefit that you can elect at time of application for an additional charge. It may not be purchased with any other optional living benefit and certain death benefit riders (ROPP Death Benefit and MAV Death Benefit). This benefit is intended to provide to you a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature and a step-up feature to lock in contract anniversary gains to increase the Benefit Base and the lifetime payment.
If the contract value is reduced to zero due to market performance, fees or charges, or a withdrawal that does not exceed the amount available under the rider, then you will receive lifetime payments made by us as described in the “Other provisions - Rules for Surrender.” However, the contract and rider will terminate if the contract value goes to zero due to an excess withdrawal. If you die before the contract value is depleted, you will not receive any monetary value from the rider.
The SecureSource 4 NY rider may be appropriate for you if:
•
you intend to make periodic withdrawals from your annuity contract; and
•
you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource 4 NY rider may be not appropriate for you if:
•
you anticipate the need for withdrawals before the lifetime benefit is established or withdrawals that exceed the amount available under the rider (i.e. Excess Withdrawals); or
•
you want to invest in funds other than the approved investment options. For a list of currently approved investment options, see “Investment Allocation Restrictions for Certain Benefit Riders”.
The SecureSource 4 NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the Current Annual Payment each contract year after the Current Annual Payment is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision. The Current Annual Payment can vary based on the relationship of your contract value to the withdrawal adjustment base. On the day of your first withdrawal each contract year, we determine if the Income Bonus is available for that contract year (see “Lifetime Payment Percentage” below).
As long as your total withdrawals during the current contract year do not exceed the Current Annual Payment, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider (see “Determination of Adjustments of Benefit Values”).
Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the Current Annual Payment can be increased if an Annual Credit is available or your contract value has increased above the Benefit Base on a rider anniversary.
Your benefits under the rider can be reduced if you:
•
withdraw more than the allowed withdrawal amount in a contract year, or
•
take withdrawals before the Current Annual Payment is established.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 105

Each year, your Current Annual Payment may or may not include an Income Bonus. If the contract value is 20% or more below the Withdrawal Adjustment Base, the Income Bonus Percentage will not be available. (see Withdrawal Adjustment Base described below).
For important considerations on whether a SecureSource 4 NY rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section.
Availability
There are two SecureSource 4 NY riders available under your contract:
•
SecureSource 4 NY – Single Life
•
SecureSource 4 NY – Joint Life
The information in this section applies to both SecureSource 4 NY riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders
The SecureSource 4 NY — Single Life rider covers one person who is named at contract issue. Joint ownership and joint annuitants are not allowed for SecureSource 4 NY — Single Life rider.
The SecureSource 4 NY — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 4 NY — Single Life rider or the SecureSource 4 NY — Joint Life rider, not both, and you may not switch riders later.
You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource 4 NY rider is an optional benefit that you may select for an additional annual charge. The current issue ages for Single Life and Joint Life are disclosed in the Rate Sheet Prospectus Supplement which may be amended from time to time by us.
The SecureSource 4 NY riders are not available under an inherited qualified annuity.
The SecureSource 4 NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•
Single Life: death (see “At Death” heading below).
•
Joint Life: the death of the last surviving Covered Spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
•
If there has been an ownership change, the death of the new owner will also terminate the rider.
For key terms associated with the SecureSource 4 NY rider, see “SecureSource Series Rider Terms” section above.
RATE SHEET PROSPECTUS SUPPLEMENT
The current rider charges and the current rates for the Minimum Lifetime Payment percentages, Income Bonus Percentage, Credit Period and Annual Credit percentages, applicable to your contract issued to you are disclosed in the Rate Sheet Prospectus Supplement attached to this prospectus. These terms can only change as provided in this prospectus (see “Lifetime Payment Percentage”, “Income Bonus percentage” and “Annual Credits” below). We may change these terms for new purchasers, upon 7 calendar days prior notice. At least 7 calendar days before we change the terms contained in a Rate Sheet Prospectus Supplement for the next effective period we will file a new Rate Sheet Prospectus Supplement. All historical Rate Sheet Supplements will be reflected in Appendix G to this prospectus. All Rate Sheet Prospectus Supplements, including the Rate Sheet Prospectus Supplement applicable to you, have been filed with the Securities and Exchange Commission (the “SEC”) and are also available on the Edgar system at www.sec.gov (File No. 333-230375).
current annual payment Description
Single Life only: Covered Person: the person whose life is used to determine the Current Annual Lifetime Payment, and the duration of the Current Annual Payments (see “Current Annual Payment)” heading below). The Covered Person is established on the rider effective date and cannot be changed. The Covered Person is the contract owner on the rider effective date. If the owner on that date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the Covered Person is the annuitant.
Joint Life only: Covered Spouses: the contract owner on the rider effective date and their spouse, as named on the application for as long as the marriage is valid and remains in effect. If the contract owner on the rider effective date is a nonnatural person or a revocable trust, the Covered Spouses are the annuitant and the spouse of the annuitant as named on the application. After death or dissolution of marriage that leaves only one of the Covered Spouses as the owner (for non-natural owners, the annuitant), that remaining Covered Spouse will be used when referring to the younger Covered Spouse. The Covered Spouses lives are used to determine when the Current Annual Payment is established,

106 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Current Annual Payment: the benefit available for withdrawal each contract year after the Covered Person (Joint life: younger Covered Spouse has reached the youngest age in the first Age Band. When the Current Annual Payment is established and at all times thereafter, the Current Annual Payment is equal to the Benefit Base multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the Benefit Base changes as described below, the Current Annual Payment will be recalculated. When the first withdrawal is taken in each contract year, we will determine if the Income Bonus Percentage will be included in the Lifetime Payment Percentage for the remainder of that contract year.
The Current Annual Payment can vary each contract year and includes the minimum annual lifetime payment and may also include an Income Bonus. The minimum annual lifetime payment is the guaranteed lifetime benefit amount available for withdrawal each contract year. It is calculated by multiplying the Benefit Base by the Minimum Lifetime Payment Percentage. The Income Bonus is a potential increase to the Current Annual Payment and is calculated by multiplying the Benefit Base by the Income Bonus Percentage. If the Income Bonus Percentage is included in the Lifetime Payment Percentage, then the income bonus is included in the Current Annual Payment.
If you withdraw less than the Current Annual Payment in a contract year, the unused portion does not carry over to future contract years.
Single Life: The Current Annual Payment is established on the later of the rider effective date if the Covered Person has reached the youngest age in the first Age Band, or the date the Covered Person’s attained age equals the youngest age in the first Age Band.
Joint Life: The Current Annual Payment is established on the earliest of the following dates:
•
The rider effective date if the younger Covered Spouse has already reached the youngest age in the first Age Band.
•
The date the younger Covered Spouse’s attained age equals the youngest age in the first Age Band.
•
Upon the first death of a Covered Spouse, then either: (a) the date we receive a written notice when the death benefit is not payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, (b) the date spousal continuation is effective when the death benefit is payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, or (c) the date the surviving Covered Spouse reaches the youngest age in the first Age Band.
•
Following dissolution of marriage of the Covered Spouses, then either (a) the date we receive a written notice if the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached the youngest age in the first Age Band, or (b) the date the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches the youngest age in the first Age Band.
Remaining Annual Payment: the amount available for withdrawal for the remainder of the contract year. The Remaining Annual Payment is established at the same time as the Current Annual Payment. The Remaining Annual Payment equals the Current Annual Payment less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Current Annual Payment.
The Lifetime Payment Percentage for each Age Band is shown in the Rate Sheet Prospectus Supplement.
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•
When the Current Annual Payment is established: The Age Band used to calculate the initial Current Annual Payment is the percentage for the Covered Person’s attained age (Joint life: younger Covered Spouse’s attained age).
•
On the Covered Person’s subsequent birthdays (Joint life: younger Covered Spouse’s subsequent birthdays): If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, and if the Covered Person's new attained age (Joint Life: younger Covered Spouse's attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage.
•
Upon Annual Step-Ups (see “Annual Step-ups” below).
•
For the Joint life rider, upon death or change in marital status: (A) If no withdrawal has been taken since the Current Annual Payment was established and no increase in the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining Covered Spouse’s attained age. (B) If the Current Annual Payment is not established but the remaining Covered Spouse has reached the youngest age

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 107

in the first Age Band, the remaining Covered Spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the Covered Spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger Covered Spouse’s attained age.
Income Bonus Percentage: The Income Bonus Percentage may provide additional income under the rider. Availability of the Income Bonus Percentage is determined at the time of your first withdrawal each contract year. The benefit determining percentage is a comparison of your contract value and the Withdrawal Adjustment Base. If the benefit determining percentage is less than 20%, then the Lifetime Payment Percentage will include the Income Bonus Percentage, as shown in the Rate Sheet Prospectus Supplement, when calculating the Current Annual Payment (unless the Lifetime Payment Percentage is set to a fixed percentage as described below).
The benefit determining percentage is calculated on each valuation date as follows, but it will not be less than zero:
1	–	(a/b)
a	=	Contract value at the end of the prior valuation period
b	=	Withdrawal Adjustment Base at the end of the prior valuation period
After the Current Annual Payment is established, the first withdrawal taken in each contract year will set the Lifetime Payment Percentage to a fixed percentage for the remainder of the contract year except as noted below. Following each rider anniversary, the availability of the Income Bonus Percentage, and therefore the Lifetime Payment Percentage, can change on each valuation date until a withdrawal is taken in that contract year. For more information on how this rider operates, please see “Appendix E: Example – Optional Living Benefits – SecureSource 4 NY Rider”.
However, at the earliest of (1) or (2) below, the Income Bonus Percentage is no longer available and the Lifetime Payment Percentage will equal the Minimum Lifetime Payment Percentage for as long as the benefit is payable:
(1)
when your contract value reduces to zero, or
(2)
on the annuitization start date.
For certain periods of time at our discretion and on a non-discriminatory basis, your Lifetime Payment Percentage may be set by us to include the Income Bonus Percentage if more favorable to you.
Determination of Adjustments of Benefit Values: Your values are determined at the following times and are subject to a maximum amount of $20 million each:
1.
At rider effective date
The Withdrawal Adjustment Base, Credit Base and Benefit Base are set equal to the initial purchase payment.
2.
When an additional purchase payment is made
The Benefit Base, Withdrawal Adjustment Base will be increased by the amount of each additional purchase payment.
If the Credit Base is greater than zero, the Credit Base will be increased by the amount of each additional purchase payment.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.
When a withdrawal is taken
If the Credit Base is greater than zero, Annual Credits will not be added to the Benefit Base on the following rider anniversary.
The Withdrawal Adjustment Base, Benefit Base and Credit Base can be adjusted, but they will not be less than zero.
(A)
The Withdrawal Adjustment Base will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal,” calculated as follows:
a × b	where:
c

a	=	the amount of the withdrawal
b	=	the Withdrawal Adjustment Base on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)
If the Current Annual Payment is not established, Excess Withdrawal Processing will occur as follows.
The Benefit Base and Credit Base will be reduced by the same proportion that the contract value is reduced using the “adjustment for withdrawal” calculation described above but substituting the Credit Base or Benefit Base (as applicable) for the Withdrawal Adjustment Base.
(C)
If the Current Annual Payment is established and the withdrawal is less than or equal to the Remaining Annual Payment, the Benefit Base and Credit Base do not change.

108 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

(D)
If the Current Annual Payment is established and the withdrawal is greater than the Remaining Annual Payment, Excess Withdrawal Processing will occur, and the Benefit Base and Credit Base will be reduced by an amount as calculated below:
d × e	where:
f

d	=	the amount of the withdrawal minus the Remaining Annual Payment
e	=	the Benefit Base or Credit Base (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the Remaining Annual Payment.
Rider Anniversary Processing: The following describes how the Withdrawal Adjustment Base, Benefit Base and Credit Base are calculated on rider anniversaries, subject to the maximum amount of $20 million for each and how the Lifetime Payment Percentage can change on rider anniversaries.
•
Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available. The Annual Credit percentages and duration are shown in the Rate Sheet Prospectus Supplement.
(A)
On the first rider anniversary
The Annual Credit equals the Credit Base 180 days following the rider effective date multiplied by the current Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement, for the first rider anniversary.
•
Single Life: The Benefit Base and Withdrawal Adjustment Base will be increased by the Annual Credit.
•
Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
(B)
On any other rider anniversary during a Credit Period
The Annual Credit equals the Credit Base as of the prior rider anniversary multiplied by the current Annual Credit percentages, as shown in the Rate Sheet Prospectus Supplement.
•
Single Life: The Benefit Base will be increased by the Annual Credit.
•
Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base on the prior anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.
The Withdrawal Adjustment Base will be set as follows:
(A)
if no withdrawals have been taken, the Withdrawal Adjustment Base will be set to the Benefit Base determined above, or
(B)
if any withdrawals have been taken, the Withdrawal Adjustment Base will be set to the amount as calculated below:
a × b	where:
c

a	=	the Withdrawal Adjustment Base on the rider anniversary (but prior to rider anniversary processing)
b	=	the Benefit Base determined above
c	=	the Benefit Base on the rider anniversary (but prior to rider anniversary processing)
The Credit Base will be set to zero on the last rider anniversary of a Credit Period after any adjustment to the Withdrawal Adjustment Base and Benefit Base, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the Benefit Base.
The Credit Base will be permanently set to zero on the later of: A) the rider anniversary on or after the owner’s 95th birthday or (B) the rider anniversary equal to the Credit period duration, as shown in the Rate Sheet Supplement.
•
Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available. The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the Benefit Base after any Annual Credit is added. If an Annual Step-Up is executed, the Benefit Base and Lifetime Payment Percentage will be adjusted as follows:
•
The Benefit Base (after any Annual Credit is added) will be increased to the contract value.
•
The Credit Base will be increased to the contract value and the Credit Period will restart, if there is an increase to Benefit Base due to an Annual Step-Up.
•
If the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age) on the rider anniversary is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 109

Percentage, regardless of any prior withdrawals and even if there is no Annual Step-Up of the Benefit Base due to the maximum Benefit Base limitation. The higher Age Band will be used even if there was no Annual Step-Up due to the maximum Benefit Base limitation.
•
The Withdrawal Adjustment Base on rider anniversaries: If you did not decline an increase to the annual rider fee, the Withdrawal Adjustment Base (after any Annual Credit is added) will be increased to the contract value, if greater.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Current Annual Payment, the portion of your RMD that exceeds the Current Annual Payment will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•
The Current Annual Payment is established;
•
The RMD is for your contract alone;
•
The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•
The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
If the Current Annual Payment is not established, the RMD will be subject to Excess Withdrawal Processing. RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 4 NY— Single Life rider terminates.
Joint Life: If a surviving spouse is a Covered Spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 4 NY — Joint Life rider also continues. The surviving Covered Spouse can name a new beneficiary; however, a new Covered Spouse cannot be added to the rider. After the death of the last Covered Spouse, the rider will terminate (see “Benefits in Case of Death – If you Die Before the Annuitization Start Date”).
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the Remaining Annual Payment will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The Withdrawal Adjustment Base, if greater than zero, will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: There is no minimum contract value requirement following a partial surrender. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value.
If your contract value is reduced to zero, the Credit Base, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:
•
If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the Current Annual Payment would be established, and the Benefit Base multiplied by the Minimum Lifetime Payment Percentage will be paid annually until the death of the Covered Person (Joint Life: both Covered Spouses) (see “Current Annual Payment Description” above).
•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner will receive the Benefit Base multiplied by the Minimum Lifetime Payment Percentage paid annually until the death of the Covered Person (Joint Life: both Covered Spouses).
•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is less than or equal to the Remaining Annual Payment, (including RMDs that are not subject to Excess Withdrawal Processing as described above), the Current Annual Payment will be available for the remainder of this contract year and then the Benefit Base multiplied by the Minimum Lifetime Payment Percentage will be paid annually to the owner until the death of the Covered Person.
In all cases above:
•
These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
•
We will no longer accept additional purchase payments.
•
No more charges will be collected for the rider.
•
The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.

110 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

•
If the Current Annual Payment is determined by incorrect information regarding the Covered Person's birth date, payments will be adjusted. They will be based on what would have been provided using the correct birth date. Any underpayments made by us will be made up promptly without interest. We reserve the right to recover from you or your estate any amounts overpaid. If there are any future payments under this rider, overpayments made by us will be subtracted, without interest, and/or as otherwise legally permissible.
•
If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the Current Annual Payment is established, the rider and the contract will terminate.
•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the Remaining Annual Payment (including RMDs that are subject to Excess Withdrawal Processing as described above), the rider and the contract will terminate.
At Death:
Single Life:The rider will terminate even if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a Covered Spouse, the surviving Covered Spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not availableor if someone other than a Covered Spouse continues the contract, the rider terminates. The lifetime benefit ends at the death of the surviving Covered Spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•
elect to take the death benefit under the terms of the contract, or
•
continue the contract under the spousal continuation option.
Assignment and Change of Ownership
Joint Life: In order to maintain the joint life benefit, the surviving Covered Spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner on the rider effective date is a natural person, only the Covered Spouses can be owners at rider issue. If there is a non-natural or a revocable trust owner, one of the Covered Spouses must be the annuitant at rider issue.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date (see “The Annuitization Start Date”), you can choose one of the payout options available under the contract (see “Annuity Payout Plans”) or an alternative fixed annuity payout option available under the SecureSource 4 NY rider. If you elect an annuitization start date that is earlier than the maximum annuitization start date, the alternative fixed annuity payout option under the SecureSource 4 NY rider is not available.

Under the rider’s payout option, you will receive the Current Annual Payment recalculated based on the Minimum Lifetime Payment Percentage, each contract year until the death of the Covered Person (Joint Life: both Covered Spouses). The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract. For more information about annuity payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the Current Annual Payment rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date.
The rider payout option may be greater or less than other payout options available under the contract. You should consider your payout options carefully and consult your financial advisor before making a determination.
Rider Termination
The SecureSource 4 NY rider cannot be terminated either by you or us except as follows:
•
Single Life: after the death benefit is payable, the rider will terminate.
•
Single Life: spousal continuation will terminate the rider.
•
Single Life: after the death of the Covered Person, the rider will terminate.
•
Joint Life: after the death of the last Covered Spouse, the rider will terminate.
•
Joint Life: After the death benefit is payable the rider will terminate if anyone other than a Covered Spouse continues the contract. However, if the Covered Spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•
On the annuitization start date, the rider will terminate if you choose a payout option available under the contract.
•
You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource 4 NY riders charge”).

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 111

•
When the contract value is reduced to zero as a result of an Excess Withdrawal as described in the Rules for Surrender Section above, the rider will terminate.
•
Termination of the contract for any reason will terminate the rider.
For an example, see Appendix E.
SecureSource 4 Plus NY Rider
(Available for contract applications signed prior to 5/3/2021)
The SecureSource 4 Plus NY rider is an optional benefit that you can elect at time of application for an additional charge. It may not be purchased with any other optional living benefit and certain death benefit riders (ROPP Death Benefit and MAV Death Benefit). This benefit is intended to provide to you a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature and a step-up feature to lock in contract anniversary gains to increase the Benefit Base and the lifetime payment.
If the contract value is reduced to zero due to market performance, fees or charges, or a withdrawal that does not exceed the amount available under the rider, then you will receive lifetime payments made by us as described in the “Other provisions - Rules for Surrender.” However, the contract and rider will terminate if the contract value goes to zero due to an excess withdrawal. If you die before the contract value is depleted, you will not receive any monetary value from the rider.
The SecureSource 4 Plus NY rider may be appropriate for you if:
•
you intend to make periodic withdrawals from your annuity contract; and
•
you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource 4 Plus NY rider may be not appropriate for you if:
•
you anticipate the need for withdrawals before the lifetime benefit is established or withdrawals that exceed the amount available under the rider (i.e. Excess Withdrawals); or
•
you want to invest in funds other than the approved investment options. For a list of currently approved investment options, see “Investment Allocation Restrictions for Certain Benefit Riders”.
•
The SecureSource 4 Plus NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the Current Annual Payment each contract year. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision. The Current Annual Payment can vary based on the relationship of your contract value to the Withdrawal Adjustment Base. On the day of your first withdrawal each contract year, we determine if the Income Bonus is available for that contract year (see “Lifetime Payment Percentage” below).
•
As long as your total withdrawals during the current contract year do not exceed the Current Annual Payment, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider.
Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the Current Annual Payment can be increased if an Annual Credit is available or your contract value has increased above the Benefit Base on a rider anniversary.
Your benefits under the rider can be reduced if you withdraw more than the allowed withdrawal amount in a contract year.
Each year, your Current Annual Payment may or may not include an Income Bonus. If the contract value is 20% or more below the Withdrawal Adjustment Base, the Income Bonus Percentage will not be available. (see Withdrawal Adjustment Base described below).
For important considerations on whether a SecureSource 4 Plus NY rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section.
Availability
There are two SecureSource 4 Plus NY riders available under your contract:
•
SecureSource 4 Plus NY – Single Life
•
SecureSource 4 Plus NY – Joint Life

112 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

The information in this section applies to both SecureSource 4 Plus NY riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders
The SecureSource 4 Plus NY — Single Life rider covers one person who is named at contract issue. Joint ownership and joint annuitants are not allowed for SecureSource 4 Plus NY — Single Life rider.
The SecureSource 4 Plus NY — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 4 Plus NY — Single Life rider or the SecureSource 4 Plus NY — Joint Life rider, not both, and you may not switch riders later.
You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource 4 Plus NY rider is an optional benefit that you may select for an additional annual charge. The current issue ages for Single Life and Joint Life are disclosed in the Rate Sheet Prospectus Supplement which may be amended from time to time by us
The SecureSource 4 Plus NY riders are not available under an inherited qualified annuity.
The SecureSource 4 Plus NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•
Single Life: death (see “At Death” heading below).
•
Joint Life: the death of the last surviving Covered Spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below). If there has been an ownership change, the death of the new owner will also terminate the rider.
For key terms associated with the SecureSource 4 Plus NY rider, see “SecureSource Series Rider Terms” section above.
RATE SHEET PROSPECTUS SUPPLEMENT
The current rider charges and the current rates for the Minimum Lifetime Payment percentages, Income Bonus Percentage, Credit Period and Annual Credit percentages, applicable to your contract issued to you are disclosed in the Rate Sheet Prospectus Supplement attached to this prospectus. These terms can only change as provided in this prospectus (see “Lifetime Payment Percentage”, “Income Bonus percentage” and “Annual Credits” below.). We may change these terms for new purchasers, upon 7 calendar days prior notice. At least 7 calendar days before we change the terms contained in a Rate Sheet Supplement for the next effective period, we will file a new Rate Sheet Supplement. All historical Rate Sheet Prospectus Supplements will be reflected in Appendix G to this prospectus. All Rate Sheet Prospectus Supplements, including the Rate Sheet Prospectus Supplement applicable to you, have been filed with the Securities and Exchange Commission (the “SEC”) and are also available on the Edgar system at www.sec.gov (File No. 333-230375).
current annual payment Description
Single Life only: Covered Person: the person whose life is used to determine the Current Annual Payment, and the duration of the Current Annual Payments (see “Current Annual Payment” heading below). The Covered Person is established on the rider effective date and cannot be changed. The Covered Person is the contract owner on the rider effective date. If the owner on that date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the Covered Person is the annuitant.
Joint Life only: Covered Spouses: the contract owner on the rider effective date and their spouse, as named on the application for as long as the marriage is valid and remains in effect. If the contract owner on the rider effective date is a nonnatural person or a revocable trust, the Covered Spouses are the annuitant and the spouse of the annuitant. After death or dissolution of marriage that leaves only one of the Covered Spouses as the owner (for non-natural owners, the annuitant), that remaining Covered Spouse will be used when referring to the younger Covered Spouse. The Covered Spouses’ lives are used to determine when the Current Annual Payment is established, and the duration of the Annual Payments (see “Current Annual Payment” heading below). The Covered Spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Current Annual Payment: the benefit available for withdrawal each contract year after the Covered Person (Joint life: younger Covered Spouse has reached the youngest age in the first Age Band. When the Current Annual Payment is established and at all times thereafter, the Current Annual Payment is equal to the Benefit Base multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the Benefit Base changes as described below, the Current Annual Payment will be recalculated. When the first withdrawal is taken in each contract year, we will determine if the Income Bonus Percentage will be included in the Lifetime Payment Percentage for the remainder of that contract year.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 113

The Current Annual Payment can vary each contract year and includes the minimum annual lifetime payment and may also include an Income Bonus. The minimum annual lifetime payment is the guaranteed lifetime benefit amount available for withdrawal each contract year. It is calculated by multiplying the Benefit Base by the Minimum Lifetime Payment Percentage. The Income Bonus is a potential increase to the Current Annual Payment and is calculated by multiplying the Benefit Base by the Income Bonus Percentage. If the Income Bonus Percentage is included in the Lifetime Payment Percentage, then the income bonus is included in the Current Annual Payment.
If you withdraw less than the Current Annual Payment in a contract year, the unused portion does not carry over to future contract years.
Single Life: The Current Annual Payment is established on the later of the rider effective date if the Covered Person has reached the youngest age in the first Age Band, or the date the Covered Person’s attained age equals the youngest age in the first Age Band.
Joint Life: The Current Annual Payment is established on the earliest of the following dates:
•
The rider effective date if the younger Covered Spouse has already reached the youngest age in the first Age Band.
•
The date the younger Covered Spouse’s attained age equals the youngest age in the first Age Band.
•
Upon the first death of a Covered Spouse, then either: (a) the date we receive a written notice when the death benefit is not payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, (b) the date spousal continuation is effective when the death benefit is payable and the surviving Covered Spouse has already reached the youngest age in the first Age Band, or (c) the date the surviving Covered Spouse reaches the youngest age in the first Age Band.
•
Following dissolution of marriage of the Covered Spouses, then either (a) the date we receive a written notice if the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached the youngest age in the first Age Band, or (b) the date the remaining Covered Spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches the youngest age in the first Age Band.
Remaining Annual Payment: the amount available for withdrawal for the remainder of the contract year. The Remaining Annual Payment is established at the same time as the Current Annual Payment. The Remaining Annual Payment equals the Current Annual Payment less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Current Annual Payment.
The Lifetime Payment Percentage for each Age Band is shown in the Rate Sheet Prospectus Supplement.
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•
When the Current Annual Payment is established: The Age Band used to calculate the initial Current Annual Payment is the percentage for the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age).
•
On the Covered Person’s subsequent birthdays (Joint Life: younger Covered Spouse’s subsequent birthdays): If no withdrawal has been taken since the Current Annual Payment was established and no increase to the annual rider fee has been declined, and if the Covered Person's new attained age (Joint Life: younger Covered Spouse's attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage.
•
Upon Annual Step-Ups (see “Annual Step-Ups” below).
•
For the Joint life rider, upon death or change in marital status: (A) If no withdrawal has been taken since the Current Annual Payment was established and no increase in the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining Covered Spouse’s attained age. (B) If the Current Annual Payment is not established but the remaining Covered Spouse has reached the youngest age in the first Age Band, the remaining Covered Spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the Covered Spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger Covered Spouse’s attained age.
Income Bonus Percentage: The Income Bonus Percentage may provide additional income under the rider. Availability of the Income Bonus Percentage is determined at the time of your first withdrawal each contract year. The benefit determining percentage is a comparison of your contract value and the Withdrawal Adjustment Base. If the benefit determining percentage is less than 20%, then the Lifetime Payment Percentage will include the Income Bonus Percentage, as shown in the Rate Sheet Prospectus Supplement, when calculating the Current Annual Payment (unless the Lifetime Payment Percentage is set to a fixed percentage as described below).

114 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

The benefit determining percentage is calculated on each valuation date as follows, but it will not be less than zero:
1	–	(a/b)
a	=	Contract value at the end of the prior valuation period
b	=	Withdrawal Adjustment Base at the end of the prior valuation period
After the Current Annual Payment is established, the first withdrawal taken in each contract year will set the Lifetime Payment Percentage to a fixed percentage for the remainder of the contract year except as noted below. Following each rider anniversary, the availability of the Income Bonus Percentage, and therefore the Lifetime Payment Percentage, can change on each valuation date until a withdrawal is taken in that contract year. For more information on how this rider operates, please see “Appendix E: Example – Optional Living Benefits – SecureSource 4 Plus NY Rider”.
However, at the earliest of (1) or (2) below, the Income Bonus Percentage is no longer available, and the Lifetime Payment Percentage will equal the Minimum Lifetime Payment Percentage for as long as the benefit is payable:
(1)
when the contract value reduces to zero, or
(2)
on the annuitization start date.
For certain periods of time at our discretion and on a non-discriminatory basis, your Lifetime Payment Percentage may be set by us to include the Income Bonus Percentage if more favorable to you.
Determination of Adjustments of Benefit Values: Your values are determined at the following times and are subject to a maximum amount of $20 million each:
1.
At rider effective date
The Withdrawal Adjustment Base, Credit Base and Benefit Base are set equal to the initial purchase payment.
2.
When an additional purchase payment is made
The Benefit Base and Withdrawal Adjustment Base will be increased by the amount of each additional purchase payment.
If the Credit Base is greater than zero, the Credit Base will be increased by the amount of each additional purchase payment.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.
When a withdrawal is taken
If the Credit Base is greater than zero, Annual Credits will not be added to the Benefit Base on the following rider anniversary.
The Withdrawal Adjustment Base, Benefit Base and Credit Base can be adjusted, but they will not be less than zero.
(A)
The Withdrawal Adjustment Base will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal,” calculated as follows:
a × b	where:
c

a	=	the amount of the withdrawal
b	=	the Withdrawal Adjustment Base on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)
If the Current Annual Payment is not established, Excess Withdrawal Processing will occur as follows. The Benefit Base and Credit Base will be reduced by the same proportion that the contract value is reduced using the “adjustment for withdrawal” calculation described above but substituting the Credit Base or Benefit Base (as applicable) for the Withdrawal Adjustment Base.
(C)
If the Current Annual Payment is established and the withdrawal is less than or equal to the Remaining Annual Payment, the Benefit Base and Credit Base do not change.
(D)
If the Current Annual Payment is established and the withdrawal is greater than the Remaining Annual Payment, Excess Withdrawal Processing will occur, and the Benefit Base and Credit Base will be reduced by an amount calculated as follows:
d × e	where:
f

d	=	the amount of the withdrawal minus the Remaining Annual Payment
e	=	the Benefit Base or Credit Base (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the Remaining Annual Payment.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 115

Rider Anniversary Processing: The following describes how the Withdrawal Adjustment Base, Benefit Base and Credit Base are calculated on rider anniversaries, subject to the maximum amount of $20 million for each and how the Lifetime Payment Percentage can change on rider anniversaries.
•
Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available. The Annual Credit percentages and duration are shown in the Rate Sheet Prospectus Supplement.
(A)
On the first rider anniversary
The Annual Credit equals the Credit Base 180 days following the rider effective date multiplied by the current Annual Credit percentage, as shown in the Rate Sheet Prospectus Supplement, for the first rider anniversary.
•
Single Life: The Benefit Base and Withdrawal Adjustment Base will be increased by the Annual Credit.
•
Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
(B)
On any other rider anniversary during a Credit Period
The Annual Credit equals the Credit Base as of the prior rider anniversary multiplied by the current Annual Credit percentage as shown in the Rate Sheet Prospectus Supplement.
•
Single Life: The Benefit Base will be increased by the Annual Credit.
•
Joint Life: The Benefit Base will be set to the greater of the current Benefit Base, or the Benefit Base on the prior rider anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.
The Withdrawal Adjustment Base will be set as follows:
(A)
if no withdrawals have been taken, the Withdrawal Adjustment Base will be set to the Benefit Base determined above, or
(B)
if any withdrawals have been taken, the Withdrawal Adjustment Base will be set to the amount as calculated below:
a × b	where:
c

a	=	the Withdrawal Adjustment Base on the rider anniversary (but prior to rider anniversary processing)
b	=	the Benefit Base determined above
c	=	the Benefit Base on the rider anniversary (but prior to rider anniversary processing)
The Credit Base will be set to zero on the last rider anniversary of a Credit Period after any adjustment to the Withdrawal Adjustment Base and Benefit Base, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the Benefit Base.
The Credit Base will be permanently set to zero on the later of: (A) the rider anniversary on or after the owner’s 95th birthday or (B) the rider anniversary equal to the Credit Period duration, as shown in the Rate Sheet Prospectus Supplement.
•
Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available. The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the Benefit Base after any Annual Credit is added. If an Annual Step-Up is executed, the Benefit Base and Lifetime Payment Percentage will be adjusted as follows:
•
The Benefit Base (after any Annual Credit is added) will be increased to the contract value.
•
The Credit Base will be increased to the contract value and the Credit Period will restart, if there is an increase to Benefit Base due to an Annual Step-Up.
•
If the Covered Person’s attained age (Joint Life: younger Covered Spouse’s attained age) on the rider anniversary is in a higher Age Band and (1) there is an increase to Benefit Base due to an Annual Step-Up or (2) the Benefit Base is at the maximum of $20 million, so there was no Annual Step-Up of the Benefit Base, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals. The higher Age Band will be used even if there was no Annual Step-Up due to the maximum Benefit Base limitation.
•
The Withdrawal Adjustment Base on rider anniversaries: If you did not decline an increase to the annual rider fee, the Withdrawal Adjustment Base (after any Annual Credit is added) will be increased to the contract value, if greater.

116 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Current Annual Payment, the portion of your RMD that exceeds the Current Annual Payment benefit amount will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•
The Current Annual Payment is established;
•
The RMD is for your contract alone;
•
The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•
The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
If the Current Annual Payment is not established, the RMD will be subject to Excess Withdrawal Processing. RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 4 Plus NY— Single Life rider terminates.
Joint Life: If a surviving spouse is a Covered Spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 4 Plus NY — Joint Life rider also continues. The surviving Covered Spouse can name a new beneficiary; however, a new Covered Spouse cannot be added to the rider. After the death of the last Covered Spouse, the rider will terminate (see “Benefits in Case of Death – If you Die Before the Annuitization Start Date”).
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the Remaining Annual Payment will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The Withdrawal Adjustment Base, if greater than zero, will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: There is no minimum contract value requirement following a partial surrender. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value.
If your contract value is reduced to zero, the Credit Base, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:
•
If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the Current Annual Payment would be established, and that amount then the Benefit Base multiplied by the Minimum Lifetime Payment Percentage will be paid annually to the owner until the death of the Covered Person (Joint Life: both Covered Spouses) (see “Current Annual Payment Description” above).
•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the Benefit Base multiplied by the Minimum Lifetime Payment Percentage will be paid annually to the owner until the death of the Covered Person (Joint Life: both Covered Spouses).
•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is less than or equal to the Remaining Annual Payment (including RMDs that are not subject to Excess Withdrawal Processing as described above), the Current Annual Payment will be available for the remainder of this contract year and then the Benefit Base multiplied by the Minimum Lifetime Payment Percentage will be paid annually to the owner until the death of the Covered Person.
In all cases above:
•
These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
•
We will no longer accept additional purchase payments.
•
No more charges will be collected for the rider.
•
The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•
If the Current Annual Payment is determined by incorrect information regarding the Covered Person's birth date, payments will be adjusted. They will be based on what would have been provided using the correct birth date. Any

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 117

underpayments made by us will be made up promptly without interest. We reserve the right to recover from you or your estate any amounts overpaid. If there are any future payments under this rider, overpayments made by us will be subtracted, without interest, and/or as otherwise legally permissible.
•
If the Current Annual Payment is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the Current Annual Payment is established, the rider and the contract will terminate.
•
If the Current Annual Payment is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the Remaining Annual Payment (including RMDs that are subject to Excess Withdrawal Processing as described above), the rider and the contract will terminate.
At Death:
Single Life:The rider will terminate even if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a Covered Spouse, the surviving Covered Spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not availableor if someone other than a Covered Spouse continues the contract, the rider terminates. The lifetime benefit ends at the death of the surviving Covered Spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•
elect to take the death benefit under the terms of the contract, or
•
continue the contract under the spousal continuation option.
Assignment and Change of Ownership
Joint Life: In order to maintain the joint life benefit, the surviving Covered Spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner on the rider effective date is a natural person, only the Covered Spouses can be owners at rider issue. If there is a non-natural or a revocable trust owner, one of the Covered Spouses must be the annuitant at rider issue.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date (see “The Annuitization Start Date”), you can choose one of the payout options available under the contract (see “Annuity Payout Plans”) or an alternative fixed annuity payout option available under the SecureSource 4 Plus NY rider. If you elect an annuitization start date that is earlier than the maximum annuitization start date, the alternative fixed annuity payout option under the SecureSource 4 Plus NY rider is not available.

Under the rider’s payout option, you will receive the Current Annual Payment recalculated based on the Minimum Lifetime Payment Percentage, each contract year until the death of the Covered Person (Joint Life: both Covered Spouses). The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract. For more information about annuity payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the Current Annual Payment rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date.
The rider payout option may be greater or less than other payout options available under the contract. You should consider your payout options carefully and consult your financial advisor before making a determination.
Rider Termination
The SecureSource 4 Plus NY rider cannot be terminated either by you or us except as follows:
•
Single Life: after the death benefit is payable, the rider will terminate, even if the Covered Person is still living.
•
Single Life: spousal continuation will terminate the rider, even if the Covered Person is still living.
•
Single Life: after the death of the Covered Person, the rider will terminate.
•
Joint Life: after the death of the last Covered Spouse, the rider will terminate.
•
Joint Life: After the death benefit is payable the rider will terminate if anyone other than a Covered Spouse continues the contract. However, if the Covered Spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•
On the annuitization start date, the rider will terminate, if you choose a payout option available under the contract.
•
You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource 4 Plus NY rider charge”).

118 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

•
When the contract value is reduced to zero as a result of an Excess Withdrawal as described in the Rules for Surrender Section above, the rider will terminate.
•
Termination of the contract for any reason will terminate the rider.
For an example, see Appendix E.
Important SecureSource Series Rider Considerations
You should consider whether a SecureSource series rider is appropriate for you taking into account the following considerations:
You will begin paying the rider charge as of the rider effective date, even if you do not begin taking withdrawals for many years. It is possible that your contract performance, fees and charges, and withdrawal pattern may be such that your contract value will not be depleted in your lifetime and you will not receive any monetary value under the rider.
•
Lifetime benefit Limitations: The lifetime benefit is subject to certain limitations, including but not limited to:
Single Life: Once the contract value equals zero, payments are made for as long as the covered person is living (see “If Contract Value Reduces to Zero” heading above). However, if the contract value is greater than zero, the lifetime benefit terminates when the death benefit is payable.
Joint Life: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see “If Contract Value Reduces to Zero” heading above). However, if the contract value is greater than zero, the lifetime benefit terminates at the death of the last surviving covered spouse (see “At Death” heading above).
•
Withdrawals: Please consider carefully when you start taking withdrawals from this rider, because the timing of your first withdrawal is an important decision. Once you take your first withdrawal, your initial Minimum Lifetime Payment Percentage or Lifetime Payment Percentage will be determined. If a withdrawal is taken during the Credit Period, no credit will be available on the next contract anniversary. For SecureSource Core Plus NY, if the withdrawal is taken before the Base Doubler Date the Base Doubler is permanently set to zero. Also, if you withdraw more than the allowed withdrawal amount in a contract year or take withdrawals before the Current Annual Payment is established (Excess Withdrawal), the guaranteed amounts under the rider will be reduced (See “Determination of Adjustments of Benefit Values” under each rider).
•
Investment Allocation Restrictions: You must invest in approved investment options which vary by rider. For SecureSource Tempo NY, the approved investment options are divided into groups and have specified minimum or maximum percentages of contract value that must be in each group and a maximum percentage that can be allocated to each fund. Although the funds’ investment strategies may help mitigate declines in your contract value due to declining equity markets, the funds’ investment strategies may also curb your contract value gains during periods of positive performance by the equity markets. Additionally, investment in the funds may decrease the number and amount of any benefit base increase opportunities. (See “Principal Risks of Investing in the Contracts – Managed Volatility Fund Risk”) This requirement limits your choice of investment options. This means you will not be able to allocate contract value to all of the subaccounts that are available under the contract to contract owners who do not elect the rider. (See “Investment Allocation Restrictions for Certain Benefit Riders” and “Appendix B: Funds Available Under the Optional Benefits Offered Under the Contract”) You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the approved investment options. You should consult your financial advisor before you purchase the SecureSource series rider. We reserve the right to add, remove, combine or substitute approved investment options in our sole discretion. We reserve the right to close or restrict approved investment options in our sole discretion. We also reserve the right to add, remove or modify allocation plans and requirements in our sole discretion. Any change will apply to current allocations, future purchase payments, and transfers. Any substitution of funds may be subject to the SEC or state insurance departments approval (see “Substitution of Investments”).
•
Income Guide Program Restriction: Income Guide program is not available to contracts with the SecureSource series rider.
•
Non-Cancelable: Once elected, the SecureSource series rider may not be cancelled (except as provided under “Rider Termination” heading above) and the charge will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below).
Dissolution of marriage does not terminate the SecureSource series — Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource series — Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural or revocable trust ownership). The other covered spouse will no longer be eligible for benefits under the rider. The rider will terminate at the death of the contract owner because the original covered spouse will be unable to elect the spousal continuation provision of the contract (see “Joint Life only: Covered Spouses” above).
•
Joint Life: Limitations on Contract Owners, Annuitants and Beneficiaries: Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal option to continue the contract upon

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 119

the owner’s death provision, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary.
You are responsible for establishing ownership arrangements that will allow for spousal continuation.
If you select the SecureSource series — Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable. If the spousal continuation option is not available when the death benefit is payable, the rider will terminate. The surviving covered spouse will no longer be eligible for benefits under the rider.
•
Limitations on Purchase Payments: We reserve the right to limit the cumulative amount of purchase payments (subject to state restrictions), which may limit your ability to make additional purchase payments to increase your contract value as you may have originally intended. For current purchase payment restrictions, please see “Buying Your Contract —Purchase Payments”.
•
Interaction with Total Free Amount (FA) contract provision: The FA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see “Charges — Surrender Charge”). The FA may be greater than the Remaining Annual Payment under this rider. Any amount you withdraw under the contract’s FA provision that exceeds the Remaining Annual Payment is subject to the Excess Withdrawal Processing as described above.
You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:
•
Tax Considerations for Nonqualified Annuities: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see “Taxes — Nonqualified Annuities”). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59½ may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.
•
Tax Considerations for Qualified Annuities: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). While the rider permits certain Excess Withdrawals to be taken for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix F for additional information.
•
Treatment of non-spousal distributions: Unless you are married your beneficiary will be required to take distributions as a non-spouse which may result in significantly decreasing the value of the rider.
Please note civil unions and domestic partnerships generally are not recognized as marriages for federal tax purposes. For additional information see “Taxes — Other — Spousal status” section of this prospectus.
•
Limitations on Tax-Sheltered Annuities (TSAs): Your right to take withdrawals is restricted if your contract is a TSA (see “TSA — Special Provisions”). Therefore, a SecureSource series rider may be of limited value to you.
Accumulation Protector Benefit Rider
(Available for contract applications signed prior to 3/30/2020)
The Accumulation Protector Benefit rider is an optional benefit that you may select at contract issue for an additional charge. The Accumulation Protector Benefit rider specifies a Waiting Period that ends on the Benefit Date. The Waiting Period is 10 years. The Accumulation Protector Benefit rider provides a one-time adjustment to your contract value on the Benefit Date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that Benefit Date. On the Benefit Date, if the contract value is equal to or greater than the Minimum Contract Accumulation Value, as determined under the Accumulation Protector Benefit rider, the Accumulation Protector Benefit rider ends without value and no benefit is payable.
If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the Waiting Period and before the Benefit Date, the contract and all riders, including the Accumulation Protector Benefit rider will terminate without value and no benefits will be paid. Exception: if you are still living on the Benefit Date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Protector Benefit rider on the valuation date your contract value reached zero.
The Accumulation Protector Benefit rider is only available to those age 80 or younger at contract issue. If elected, the rider effective date will be the contract issue date. The Accumulation Protector Benefit rider may not be terminated once you have elected it except as described in the “Terminating the Rider” section below. An additional charge for the

120 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Accumulation Protector Benefit rider will be assessed annually during the Waiting Period. The rider ends when the Waiting Period expires, no further benefit will be payable, and no further charges for the rider will be deducted. After the Waiting Period, you have the following options:
•
Continue your contract;
•
Take partial surrenders or make a full surrender; or
•
Annuitize your contract.
The Accumulation Protector Benefit rider may not be purchased with the optional SecureSource Legacy benefit or SecureSource series riders.
You should consider whether an Accumulation Protector Benefit rider is appropriate for you because:
•
You must invest in approved investment options. Current approved investment options are Portfolio Stabilizer funds.  This requirement limits your choice of investment options. This means you will not be able to allocate contract value to all of the subaccounts or the regular fixed account  that are available under the contract to contract owners who do not elect the rider. (See “Investment Allocation Restrictions for Certain Benefit Riders” section below and for the list of available funds, see Appendix B: Funds Available Under the Optional Benefits Offered Under the contract – Investment Allocation Restrictions for the Accumulation Protector Benefit Rider  ) You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the approved investment options. You should consult your financial advisor before you purchase the Accumulation Protector Benefit rider. In addition, the Income Guide program will not be available to you (See “Making the Most of Your Contract — The Income Guide Program). We reserve the right to add, remove or substitute approved investment options at any time and in our sole discretion in the future. Any substitution of funds may be subject to the SEC or state insurance departments approval (see “Substitution of Investments”);
•
You may not make additional purchase payments to your contract during the Waiting Period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit rider. Some exceptions apply. (see “Additional Purchase Payments with Elective Step-Up” below) Also, additional purchase payments are limited to $100,000, however, this restriction is currently being waived until further notice;
•
If you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Protector Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;
•
If you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Protector Benefit rider, which is the length of the Waiting Period under the rider, in order to receive the benefit, if any, provided by the rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Protector Benefit rider may provide;
•
The 10 year Waiting Period under the Accumulation Protector Benefit rider will restart if you exercise the elective step-up option (described below) or your surviving spouse exercises the spousal continuation elective step-up (described below); and
•
The 10 year Waiting Period under the Accumulation Protector Benefit rider may be restarted if you elect to change your investment option to one that causes the Accumulation Protector Benefit rider fee to increase (see “Waiting Period” below).
Be sure to discuss with your financial advisor whether an Accumulation Protector Benefit rider is appropriate for your situation.
Here are some general terms that are used to describe the operation of the Accumulation Protector Benefit:
Benefit Date: This is the first valuation date immediately following the expiration of the Waiting Period.
Minimum Contract Accumulation Value (MCAV): An amount calculated under the Accumulation Protector Benefit rider. The contract value will be increased to equal the MCAV on the Benefit Date if the contract value is less than the MCAV on the Benefit Date.
Your initial MCAV is equal to your initial purchase payment. It is increased by the amount of any subsequent purchase payments received. It is reduced by any adjustments for partial surrenders made during the Waiting Period.
Adjustments for Partial Surrenders: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying (a) and (b) where:
(a)
is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 121

(b)
is the MCAV on the date of (but immediately prior to) the partial surrender.
Waiting Period: The Waiting Period for the rider is 10 years. The Waiting Period will restart on the latest contract anniversary if you change your investment option and the annual rider fee increases more than 0.20 percentage points and if the remaining Waiting Period is less than three years. Our right to restart the Waiting Period under these conditions is currently being waived until further notice.
Automatic Step-Up
On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:
1.
90% of the contract value on the contract anniversary (after charges are deducted); or
2.
the MCAV immediately prior to the automatic step-up.
The automatic step-up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the automatic step-up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the Benefit Date.
The automatic step-up of the MCAV does not restart the Waiting Period or increase the fee (although the total charge for the rider may increase).
Elective Step-Up Option
Within thirty days following each contract anniversary after the rider effective date, but prior to the Benefit Date, you may notify us in writing that you wish to exercise the annual elective step-up option. You may exercise this elective step-up option only once per contract year during this 30 day period. If your contract value (after charges are deducted) on the valuation date we receive your written request to step-up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.
We may increase the fee for your rider (see “Charges — Accumulation Protector Benefit Rider Charge”) and the revised fee would apply to your rider if you exercise the annual elective step-up. Elective step-ups will also result in a restart of the Waiting Period as of the most recent contract anniversary.
The elective step-up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step-up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the Benefit Date.
The elective step-up option is not available for inherited IRAs or if the Benefit Date would be after the annuitization start date.
Additional Purchase Payments with Annual Elective Step-Ups
If your MCAV is increased as a result of elective step-up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments received during this period.
Spousal Continuation
If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step-up. The spousal continuation elective step-up is in addition to the annual elective step-up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step-up and we have increased the fee for the Accumulation Protector Benefit rider, you will pay the fee that is in effect on the valuation date we receive their written request to step-up. In addition, the Waiting Period will restart as of the most recent contract anniversary.
Terminating the Rider
The rider will terminate under the following conditions:
•
The rider will terminate on the Benefit Date after the rider charge has been deducted and after any adjustment to the contract value due to payment of the rider benefit.
•
After the death benefit is payable, unless the spouse continues the contract as described in the “Spousal Continuation” provision above, the rider will terminate.
•
In relation to certain increases to the annual rider fee, your written request will terminate the rider. (See “Charges — Accumulation Protector Benefit rider charge”).
•
The rider will terminate on the annuitization start date.
•
Termination of the contract for any reason will terminate the rider.
The rider will terminate on the Benefit Date.

122 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

For an example, see Appendix E.
Investment Allocation Restrictions for Certain Benefit Riders
If you elect certain benefit riders, you must comply with certain investment allocation restrictions. This means you will be limited in your choice of funds and may be limited in how much you can invest in those funds. The investment allocation restrictions are different for the SecureSource Series riders and the Accumulation Protector Benefit rider. Please speak with your financial advisor if you have any questions about the investment allocation restrictions applicable to your rider.
INVESTMENT ALLOCATION RESTRICTIONS FOR THE ACCUMULATION PROTECTOR BENEFIT RIDER
For contracts issued with the Accumulation Protector Benefit rider, you are required to invest your contract value in the Portfolio Stabilizer funds.
For the list of Portfolio Stabilizer funds available, please see Appendix B: Funds Available under the Optional Benefits Offered under the Contract – Investment Allocation Restrictions for the Accumulation Protector Benefit Rider.
INVESTMENT ALLOCATION RESTRICTIONS FOR THE SECURESOURCE CORE 2 NY, SECURESOURCE 5 NY, SECURESOURCE 5 PLUS NY, SECURESOURCE CORE NY, SECURESOURCE CORE PLUS NY, SECURESOURCE 4 NY OR SECURESOURCE 4 PLUS NY BENEFIT RIDERS
For contracts issued with the SecureSource Core 2 NY, SecureSource 5 NY, SecureSource 5 Plus NY, SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY,  SecureSource 4 Plus NY benefit riders, alone or in combination with the optional SecureSource Legacy benefit rider, you are required to invest your contract value in the Portfolio Stabilizer funds or certain Portfolio Navigator funds.

For the list of Portfolio Stabilizer and Portfolio Navigator funds available, please see Appendix B: Funds Available under the Optional Benefits Offered under the Contract – Investment Allocation Restrictions for the SecureSource Core 2 NY, SecureSource 5 NY, SecureSource 5 Plus NY, SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY,  SecureSource 4 Plus NY benefit riders.
The investment allocation restrictions for the above listed SecureSource series riders and Accumulation Protector Benefit rider may reduce our financial risk and expense in offering guaranteed benefits and limit your ability to grow contract value. The Portfolio Stabilizer funds or Portfolio Navigator funds are available to all contract owners, regardless of whether an optional benefit rider has been elected. We reserve the right to reduce the number of available Funds.
Changes we may make. We reserve the right to add, remove, combine or substitute Funds at any time and in our sole discretion. We also reserve the right, upon notification to you, to close or restrict any investment option , subject to any regulatory approval.. Any change will apply to current allocations, future purchase payments, and transfers. If we remove, restrict, combine or substitute Funds, transfers made to reallocate purchase payments or contract value will not count toward your annual transfer limitations. We will obtain any necessary regulatory approvals and provide you with any required notice prior to any substitution. (See the “Substitution of Investments” section in this prospectus).
Investing in the Funds. You are responsible for determining which Funds are best for you. Your financial advisor can help you determine which investment options most closely matches your investing style, based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. There is no guarantee that the Funds you select or have selected are appropriate to your ability to withstand investment risk. RiverSource Life is not responsible for your selection of specific investment options, or your decision to change to different investment options.
Each Portfolio Stabilizer fund has an investment objective of pursuing total return while seeking to manage the Fund’s exposure to equity market volatility. Each of the Portfolio Navigator funds is a fund of funds with the investment objective of seeking a high level of total return consistent with a certain level of risk by investing in various underlying funds.
If you initially allocate qualifying purchase payments to the Special DCA fixed account, when available (see “The Special DCA Fixed Account”), we will make monthly transfers in accordance with your instructions from the Special DCA fixed account into the investment options you have chosen.
Additional Considerations. It is important to remember that certain funds are managed volatility funds and employ a strategy designed to reduce overall volatility and downside risk. If a strategy is successful it may result in smaller losses to your contract value when markets are declining and market volatility is high when compared to funds not employing a managed volatility strategy. In turn, if a strategy is successful it may also result in less gain in your contract value during rising markets with higher volatility when compared to funds not employing a managed volatility strategy. Accordingly, although an investment in the Funds may mitigate declines in your contract value due to declining equity markets, the Funds’ investment strategies may also curb or decrease your contract value during periods of positive performance by the equity markets. There is no guarantee any of the managed volatility funds’ strategies will be successful. In addition, managed volatility funds may decrease the number and amount of any periodic benefit base increase opportunities (e.g.

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annual step ups). Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds. See Appendix A for a list of funds that employ a managed volatility strategy. Also see “Principal Risks of Investing in the Contract” for further information about these funds.
Investing in the Funds does not guarantee that your contract will increase in value nor will it protect in a decline in value if market prices fall. Depending on future market conditions and considering only the potential return on your investment in the Fund, you might benefit (or benefit more) from selecting alternative investment options. There is no assurance that the Funds will achieve their respective investment objectives. In addition, there is no guarantee that the Fund’s strategy will have its intended effect or that it will work as effectively as is intended.
For additional information about the Funds’ investment strategies, risks and conflicts, see the Funds’ prospectuses as well as “The Variable Account and the Funds –Conflicts of Interest with Certain Funds Advised by Columbia Management” section in this prospectus.
Additional Information. You may change your investment option allocations up to four times per contract year by written request on an authorized form or by another method agreed to by us. You may also set up asset rebalancing and change your percentage allocations, but those changes will count towards this four times per contract year limit. Please consider requesting changes carefully, because we may charge you a higher fee for your rider. (See “Charges — Optional Living Benefit Charges”) We also reserve the right to limit the number of changes if required to comply with the written instructions of a fund (see “Making the Most of Your Contract — Transferring Among Accounts — Market Timing”) and the number of investment options from which you can select.
Before you select the SecureSource Legacy benefit rider, SecureSource Core 2 NY, SecureSource 5 NY, SecureSource 5 Plus NY, SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY,  SecureSource 4 Plus NY benefit riders or Accumulation Protector Benefit rider, you and your financial advisor should carefully evaluate whether the Funds meet your investment objectives and risk tolerance, taking into consideration the potential positive or negative impact that Funds’ strategy may have on your contract value and the benefits under your rider. Because you can terminate the rider only under certain circumstances once you have selected it, you must terminate your contract by requesting a full surrender if you later decide that you do not want to invest in the Funds. You can change allocations among Funds as described above. Surrender charges and tax penalties may apply. Therefore, you should not select the SecureSource Legacy benefit rider, SecureSource Core 2 NY, SecureSource 5 NY, SecureSource 5 Plus NY, SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, SecureSource 4 Plus NY benefit riders or Accumulation Protector Benefit rider if you do not intend to adhere to its investment restrictions while this rider is in force.
INVESTMENT ALLOCATION RESTRICTIONS FOR THE SECURESOURCE TEMPO NY RIDER
For contracts issued with the SecureSource Tempo NY rider, alone or in combination with the optional SecureSource Legacy benefit rider, you are required to invest 100% of your purchase payments and your contract value to approved investment options (“the Funds”). Certain Funds are available within an allocation plan, subject to requirements and percentage limitations. If you invest in this rider, you will be limited in your choice of investments and may be limited in how much you can invest in certain Funds. By investing in this rider, you will also not be able to allocate contract value to all investment options available in the contract. In addition, you will not be able to allocate to the regular fixed account. These investment restrictions may reduce our financial risk and expense in offering guaranteed withdrawal benefits and limit your ability to grow contract value. (see “Changes we may make” in this section below for more information).
Choosing an Investment Path. The Personalized AllocationsSM feature allows you to allocate your purchase payments and contract value to either Investment Path 1 or Investment Path 2, subject to plan requirements and percentage limitations, as shown in the Rate Sheet Supplement.
You will choose either Investment Path 1 or Investment Path 2 at issue. After issue, you can change between Investment Path 1 and Investment Path 2 at any time, subject to any transfer limitations. Your total contract value will be moved to the new Investment Path and you will be required to adhere to its rules. Any value in the Special DCA fixed account will remain in the Special DCA fixed account and future scheduled Special DCA fixed account transfers will be based on the updated allocations.
Investment Path 1. This option requires 100% allocation of your purchase payments and contract value among the available Funds and there is no restriction on how much you can allocate into each Fund.
For the list of funds available under Investment Path 1, please see Appendix B: Funds Available under the Optional Benefits Offered under the Contract – Investment Allocation Restrictions for the SecureSource Tempo NY rider.
Investment Path 2. This option requires 100% allocation of your purchase payments and contract value among the available Funds. The Funds under Investment Path 2 are divided into groups and each group has a specified minimum or maximum percentage of contract value that can be allocated to it. You can select the percentages of contract value to allocate to Funds within each group, but the total investment for all Funds within the group must comply with the

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specified minimum or maximum percentage for that group. We may change the list of Funds that are or are not available to a specific group. There is also a maximum percentage of contract value that may be allocated to each Fund. If you chose Investment Path 2, you can allocate to Funds in Groups 1, 2, and 3, subject to the requirements and limitations.
For the list of funds and contract value percentages that can be allocated to each fund under Investment Path 2, please see Appendix B: Funds Available under the Optional Benefits Offered under the Contract – Investment Allocation Restrictions for the SecureSource Tempo NY rider.
The allocation you select at issue becomes your contract allocation. Purchase payments and rebalancing will be made in accordance with this allocation. In order to transfer between Funds, you must update your contract allocation instructions with us.
Rebalancing for Investment Path 2.
If you select this option, you agree to be automatically enrolled in the portfolio rebalancing program and thereby authorize us to automatically rebalance your contract value on a quarterly basis. Quarterly rebalancing will be done on a quarterly schedule measured from Contract Date, regardless of when Investment Path 2 is selected. We may change, suspend or terminate the automatic rebalancing frequency in our sole discretion. We will notify you in advance if we exercise this right. If you switch to Investment Path 1, rebalancing is automatically terminated.
Changes we may make for both Investment Path 1 and Investment Path 2. We reserve the right to add, remove, combine or substitute Funds in our sole discretion. We reserve the right to close or restrict Funds in our sole discretion. We also reserve the right to add, remove or modify allocation plans, including adding and removing Funds, changing allocation plan requirements and changing percentage limitations, in our sole discretion , subject to any regulatory approval.. Any change will apply to current allocations, future purchase payments and transfers. If we remove, restrict, combine or substitute any Funds, transfers made to reallocate purchase payments or contract value will not count toward any annual transfer limitations.
We may modify the investment requirements or limitations at any time we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications may be based on several factors including, but not limited to, general market conditions, the style and investment objectives of the funds, when hedging instruments become difficult to acquire or the cost of hedging becomes excessive.
We will notify you 30 days prior to the date of any change or new limitation to the Funds, the allocation plans or allocation plan requirements. The change will take effect on the date we declare in the written notice. If your current contract allocation does not comply with our revised requirements, prior to the effective date you should update your allocations to comply. If you do not provide us with such instructions or your allocations do not comply with our revised investment options, before you make a purchase payment or request a transfer, you must update your contract value and purchase payment allocations to comply.
Additional Considerations. It is important to remember that certain Funds offered in Investment Path 1 and Investment Path 2 are managed volatility funds and employ a strategy designed to reduce overall volatility and downside risk. If a strategy is successful it may result in smaller losses to your contract value when markets are declining and market volatility is high when compared to funds not employing a managed volatility strategy. In turn, if a strategy is successful it may also result in less gain in your contract value during rising markets with higher volatility when compared to funds not employing a managed volatility strategy. There is no guarantee any of the managed volatility funds’ strategies will be successful. In addition, managed volatility funds may decrease the number and amount of any periodic benefit base increase opportunities (e.g. annual step ups). Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds.
Investing in the Funds does not guarantee that your contract will increase in value nor will it protect in a decline in value if market prices fall. Depending on future market conditions and considering only the potential return on your investment in the Funds, you might benefit (or benefit more) from selecting alternative Funds. There is no assurance that the Funds will achieve their respective investment objectives. In addition, there is no guarantee that the Fund’s strategy will have its intended effect or that it will work as effectively as is intended.
For additional information about the Funds’ investment strategies, risks and conflicts, see the Funds’ prospectuses as well as “The Variable Account and the Funds – Conflicts of Interest with Certain Funds Advised by Columbia Management” section in this prospectus.
Additional Information. You may change your investment option allocations up to six times per contract year by written request on an authorized form or by another method agreed to by us subject to our investment restrictions. If you choose Investment Path 1, you may also set up asset rebalancing and change your percentage allocations, but those changes will count towards this six times per contract year limit. Quarterly rebalancing, based on contract quarter, is mandatory and will be automatically established when you select Investment Path 2. Please consider requesting changes carefully, because we may charge you a higher fee for your rider (see “Charges — Optional Living Benefit

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Charges”). We also reserve the right to limit the number of changes if required to comply with the written instructions of a fund (see “Making the Most of Your Contract — Transferring Among Accounts — Market Timing”) and the number of investment options from which you can select.
Before you select SecureSource Tempo NY rider, you and your financial advisor should carefully evaluate whether the Funds offered in Investment Path 1 and Investment Path 2 meet your investment objectives and risk tolerance. You should not select SecureSource Tempo NY benefit rider if you do not intend to adhere to its investment restrictions while this rider is in force.
The Annuity Payout Period
As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting on the annuitization start date. You select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. Currently, we make annuity payments on a monthly, quarterly, semi-annually and annual basis. Assuming the initial payment is on the same date, more frequent payments will generally result in higher total payments over the year. As discussed below, certain annuity payout options have a “guaranteed period,” during which payments are guaranteed to continue. Longer guaranteed periods will generally result in lower monthly annuity payment amounts. With a shorter guaranteed period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.
We do not deduct surrender charges upon annuitization but surrender charges may be applied when electing to exercise liquidity features we may make available under certain fixed annuity payout options.
You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. If you do not make an election, annuity payouts will be a combination of fixed and variable based on the proportion of your contract value allocated to the Fixed Account and Variable Account at the time payouts begin. The amount available to purchase payouts under the plan you select is the contract value on your annuitization start date after any rider charges have been deducted (less any applicable premium tax). Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to accumulate on a tax-deferred basis. Special rules apply for partial annuitization of your annuity contract, see “Taxes — Nonqualified Annuities — Annuity payouts” and “Taxes — Qualified Annuities — Annuity payouts.”
If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The Special DCA fixed account is not available during this payout period.
Amounts of fixed and variable payouts depend on:
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the annuity payout plan you select;
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the annuitant’s age and, in most cases, sex;
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the annuity table in the contract; and
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the amounts you allocated to the accounts on the annuitization start date.
In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month based on the performance of the funds. Fixed payouts generally remain the same from month to month unless you have elected an option providing for increasing payments or are exercising any available liquidity features we may offer and you have elected.
For information with respect to transfers between accounts after annuity payouts begin, see “Making the Most of Your Contract — Transfer policies.”
Annuity Tables
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the annuitant’s age and, when applicable, the annuitant’s sex. (Where required by law, we will use a unisex table of annuity payout rates.)
Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the annuitization start date, we will substitute an annuity Table based on an assumed 3.5% investment return for the 5% Table A in the contract. The assumed investment return affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment return and payouts will decrease if the return is below the assumed investment return. Using the 5% assumed interest return results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

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Table B shows the minimum amount of each fixed payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.
Annuity Payout Plans
We make available variable annuity payouts where payout amounts may vary based on the performance of the Variable Account. We may also make fixed annuity payouts available where payments of a fixed amount are made for the period specified in the plan, subject to any surrender we may permit. You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before the annuitization start date:
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Plan A: Life annuity — no refund: We make monthly payouts until the annuitant’s death. Payouts end with the last payout before the annuitant’s death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.
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Plan B: Life income with guaranteed period: We make monthly payouts for a guaranteed payout period of five, ten, or 15 years that you elect. This election will determine the length of the payout period in the event if the annuitant dies before the elected period expires. We calculate the guaranteed payout period from the annuitization start date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant’s death.
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Plan C: Life annuity — installment refund: We make monthly payouts until the annuitant’s death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.
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Plan D: Joint and last survivor life annuity — no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.
For Plan A, if the annuitant dies before the initial payment, no payments will be made. For Plan B, if the annuitant dies before the initial payment, the payments will continue for the guaranteed payout period. For Plan C, if the annuitant dies before the initial payment, the payments will continue for the installment refund period. For Plan D, if both annuitants die before the initial payment, no payments will be made; however, if one annuitant dies before the initial payment, the payments will continue until the death of the surviving annuitant.
In addition to the annuity payout plans described above, we may offer additional payout plans. These plans may include cash refund features providing a guarantee of receiving at least a return of the annuitization amount (less any annuity payments made and any premium tax paid) in the event of the annuitant’s death, term certain installment plans with varying durations, and liquidity features allowing access under certain circumstances to a surrender of the underlying value of remaining payments. Terms and conditions of annuity payout plans will be disclosed at the time of election, including any associated fees or charges. It is important to remember that the election and use of liquidity features may either reduce the amount of future payouts you would otherwise receive or result in payouts ceasing.
Utilizing a liquidity feature to surrender the underlying value of remaining payments may result in the assessment of a surrender charge (See “Charges — Surrender charge”) or a 10% IRS penalty tax. (See “Taxes.”).
The annuitant's age at the time annuity payments commence will affect the amount of each payment for annuity payment plans involving lifetime income.  The amount of each annuity payment to older annuitants will be greater than for younger annuitants because payments to older annuitants are expected to be fewer in number.
Annuity payout plan requirements for qualified annuities: If your contract is a qualified annuity, you have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:
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in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or
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over a period certain not longer than your life expectancy or over the life expectancy of you and your designated beneficiary.
For qualified and nonqualified contracts with one of the SecureSource series rider, if your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the rider. Under the rider’s payout option, the minimum amount payable shown in Table B will not apply, and you will receive the Current Annual Payment provided by this rider until the death of Covered Person (Joint Life: both Covered Spouses) . If you choose to receive the Current Annual Payment, the amount payable each year will be equal to the Current Annual Payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no

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less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Table B in the contract If you choose to receive the Current Annual Payment rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date.
You must select a payout plan as of the annuitization start date set forth in your contract.
If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitization start date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.
If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time amounts are applied to a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the amount that would otherwise have been applied to a plan to the owner in a lump sum or to change the frequency of the payouts.
Death after annuity payouts begin: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect. Payments to beneficiaries are subject to adjustment to comply with the IRS rules and regulations.
Taxes
Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.
Nonqualified Annuities
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.
Annuity payouts: Generally, unlike surrenders described below, the income taxation of annuity payouts is subject to exclusion ratios (for fixed annuity payouts) or annual excludable amounts (for variable annuity payouts). In other words, in most cases, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity — no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See “The Annuity Payout Period — Annuity Payout Plans.”)
Federal tax law permits taxpayers to annuitize a portion of their nonqualified annuity while leaving the remaining balance to continue to grow tax-deferred. Under the partial annuitization rules, the portion annuitized must be received as an annuity for a period of 10 years or more, or for the lives of one or more individuals. If this requirement is met, the annuitized portion and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. If a contract is partially annuitized, the investment in the contract is allocated between the deferred and the annuitized portions on a pro rata basis.
Surrenders: Generally, if you surrender all or part of your nonqualified annuity before the annuitization start date, including surrenders under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Application of surrender charges may alter the manner in which we tax report the surrender. Different rules may apply if you exchange another contract into this contract.
You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59½ unless certain exceptions apply.
Withholding: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your income tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have federal income tax withholding occur.

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If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may complete our Form W-4P to use in calculating the withholding if you want withholding other than the default (single filing status with no adjustments). If the distribution is any other type of payment (such as partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion unless you elect a different percentage via our Form W-4R or another acceptable method.
The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.
Some states also may impose income tax withholding requirements similar to the federal withholding described above or may allow you to elect withholding. If this should be the case, we may deduct state income tax withholding from the payment.
Federal and state tax withholding rules are subject to change. Annuity payouts and surrenders are subject to the tax withholding rules in effect at the time that they are made, which may differ from the rules described above.
Death benefits to beneficiaries: The death benefit under a nonqualified contract is not exempt from estate (federal or state) taxes. In addition, for income tax purposes, any amount your beneficiary receives that exceeds the remaining investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See “Benefits in Case of Death — If You Die Before the Annuitization Start Date”).
Net Investment Income Tax: Certain investment income of high-income individuals (as well as estates and trusts) is subject to a 3.8% net investment income tax (as an addition to income taxes). For individuals, the 3.8% tax applies to the lesser of (1) the amount by which the taxpayer’s modified adjusted gross income exceeds $200,000 ($250,000 for married filing jointly and surviving spouses; $125,000 for married filing separately) or (2) the taxpayer’s “net investment income.” Net investment income includes taxable income from nonqualified annuities. Annuity holders are advised to consult their tax advisor regarding the possible implications of this additional tax.
Annuities owned by corporations, partnerships or irrevocable trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person(s) only, the income may generally remain tax-deferred until surrendered or paid out.
Penalties: If you receive amounts from your nonqualified annuity before reaching age 59½, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:
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because of your death or in the event of nonnatural ownership, the death of the annuitant;
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because you become disabled (as defined in the Code);
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if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);
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if it is allocable to an investment before Aug. 14, 1982; or
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if annuity payouts are made under immediate annuities as defined by the Code.
Transfer of ownership: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be taxed as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner’s investment in the contract will be equal to the investment in the contract at the time of the transfer plus any earnings included in the original owner’s taxable income as a result of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Similar rules apply if you transfer ownership for a full consideration. Please consult your tax advisor for further details.
1035 Exchanges of nonqualified annuities: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance products, while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the investment in the contract from the old policy or contract to the new policy or contract. In a 1035 exchange one policy or contract is exchanged for another policy or contract. The following can qualify as nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a qualified long-term care insurance contract. However, if the life insurance policy has an outstanding loan, there may be tax consequences.

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Additionally, other tax rules apply. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.
For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, per IRS Revenue Procedure 2011-38, if surrenders are taken from either contract within the 180-day period following a partial 1035 exchange, the IRS will apply general tax principles to determine the appropriate tax treatment of the exchange and subsequent surrender. As a result, there may be unexpected tax consequences. You should consult your tax advisor before taking any surrender from either contract during the 180-day period following a partial exchange.
Assignment: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and also may be subject to the 10% penalty as discussed above.
Qualified Annuities
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan’s Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.
When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.
Annuity payouts: Under a qualified annuity, except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars; or (4) the contract is used to fund a retirement plan and you direct such payout to be directly rolled over to another eligible retirement plan such as an IRA. We may permit partial annuitizations of qualified annuity contracts. If we accept partial annuitizations, please remember that your contract will still need to comply with other requirements such as required minimum distributions and the payment of taxes. Prior to considering a partial annuitization on a qualified contract, you should discuss your decision and any implications with your tax adviser. Because we cannot accurately track certain after-tax funding sources, we will generally report any payments on partial annuitizations as ordinary income except in the case of a qualified distribution from a Roth IRA.
Annuity payouts from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59½ and meet the five year holding period.
Surrenders: Under a qualified annuity, except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars; or (4) the contract is used to fund a retirement plan and you direct such surrender to be directly rolled over to another eligible retirement plan such as an IRA.
Surrenders from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59½ and meet the five year holding period or another qualifying event such as death or disability.
Required Minimum Distributions: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions (“RMDs”) beginning at age 73. RMDs are based on the fair market value of your contract at year-end divided by the life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you. Inherited IRAs (including inherited Roth IRAs) are subject to special required minimum distribution rules.
Withholding for IRAs, Roth IRAs, SEPs and SIMPLE IRAs: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

130 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may complete our Form W-4P to use in calculating the withholding if you want withholding other than the default (single filing status with no adjustments). If the distribution is any other type of payment (such as partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion unless you elect a different percentage via our Form W-4R or another acceptable method.
The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.
Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.
Withholding for all other qualified annuities where RiverSource or Ameriprise Trust Company is responsible for tax reporting: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.
In the below situations, the distribution is subject to optional withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.
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the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;
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the payout is a RMD as defined under the Code;
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the payout is made on account of an eligible hardship; or
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the payout is a corrective distribution.
State withholding also may be imposed on taxable distributions.
Penalties: If you receive amounts from your qualified contract before reaching age 59½, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:
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because of your death;
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because you become disabled (as defined in the Code);
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if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);
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if the distribution is made following severance from employment during or after the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);
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to pay certain medical or education expenses (IRAs only);
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if the distribution is made from an inherited IRA; or
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any other instances, as allowed by the IRS.
Death benefits to beneficiaries: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. Under current IRS requirements, you are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See “Benefits in Case of Death — If You Die Before the Annuitization Start Date”).
Change of retirement plan type: IRS regulations allow for rollovers of certain retirement plan distributions. In some circumstances, you may be able to have an intra-contract rollover, keeping the same features and conditions. If the annuity contract you have does not support an intra-contract rollover, you are able to request an IRS approved rollover to another annuity contract or other investment product that you choose. If you choose another annuity contract or investment product, you will be subject to new rules, including a new surrender charge schedule for an annuity contract, or other product rules as applicable.
Assignment: You may not assign or pledge your qualified contract as collateral for a loan.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 131

Other
Special considerations if you select any optional rider: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59½, if applicable, on the taxable portion.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on your death as an annuity death benefit distribution, not as proceeds from life insurance.
Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.
RiverSource Life of NY’s tax status: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount’s value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.
The company includes in its taxable income the net investment income derived from the investment of assets held in its subaccounts because the company is considered the owner of these assets under federal income tax law. The company may claim certain tax benefits associated with this investment income. These benefits, which may include foreign tax credits and the corporate dividend received deduction, are not passed on to you since the company is the owner of the assets under federal tax law and is taxed on the investment income generated by the assets.
Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.
Spousal status: When it comes to your marital status and the identification and naming of any spouse as a beneficiary or party to your contract, we will rely on the representations you make to us. Based on this reliance, we will issue and administer your contract in accordance with these representations. If you represent that you are married and your representation is incorrect or your marriage is deemed invalid for federal or state law purposes, then the benefits and rights under your contract may be different.
If you have any questions as to the status of your relationship as a marriage, then you should consult an appropriate tax or legal advisor.
Voting Rights
As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.
Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.
After annuity payouts begin, the number of votes you have is equal to:
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the reserve held in each subaccount for your contract; divided by
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the net asset value of one share of the applicable fund.
As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.
We calculate votes separately for each subaccount. We will send notice of shareholders’ meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We are the legal owner of all fund shares and therefore hold all voting rights.  However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from contract owners. We will vote shares for which we have not received instructions and shares that we or our affiliates own in our own names in the same proportion as the votes for which we received instructions. As a result of this proportional voting, in cases when a small number of contract owners vote, their votes will have a greater impact and may even control the outcome.

132 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Substitution of Investments
We may substitute the Funds in which the subaccounts invest if:
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laws or regulations change;
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the existing funds become unavailable; or
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in our judgment, the funds no longer are suitable (or no longer the most suitable) for the Subaccounts.
If any of these situations occur, we have the right to substitute a Fund currently listed in this prospectus (existing fund) for another Fund (new Fund), provided we obtain any required SEC and state insurance law approval. The new Fund may have higher fees and/or operating expenses than the existing Fund. Also, the new Fund may have investment objectives and policies and/or investment advisers which differ from the existing Fund.
We may also:
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add new Subaccounts;
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combine any two or more Subaccounts;
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transfer assets to and from the Subaccounts or the Variable Account; and
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eliminate or close any Subaccounts.
We will notify you of any substitution or change and obtain your approval if required.
In certain limited circumstances permitted by applicable law, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. We will obtain any required prior approval of the SEC or state insurance department before making any substitution or change.
About the Service Providers
Principal Underwriter
RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.
Sales of the Contract
New contracts are not currently being offered.
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Only securities broker-dealers ("selling firms") registered with the SEC and members of the FINRA may sell the contract.
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The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. RiverSource Distributors pays the selling firm (or an affiliated insurance agency) for contracts its financial advisors sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.
Payments to Selling Firms
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We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 7.50% each time a purchase payment is made. We may pay ongoing trail commissions of up to 1.25% of the contract value. We do not pay or withhold payment of commissions based on which investment options you select.
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We may pay selling firms a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.
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In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:
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sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for financial advisors, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;
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marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;
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providing service to contract owners; and

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 133

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funding other events sponsored by a selling firm that may encourage the selling firm's financial advisors to sell the contract.
These promotional incentives or reimbursements may be calculated as a percentage of the selling firm’s aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its financial advisors to favor the contracts.
Sources of Payments to Selling Firms
We pay the commissions and other compensation described above from our assets. Our assets may include:
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revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");
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compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds - The funds");
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compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds - The funds"); and
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revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.
You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:
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fees and expenses we collect from contract owners, including surrender charges; and
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fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.
Potential Conflicts of Interest
Compensation payment arrangements with selling firms can potentially:
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give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.
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cause selling firms to encourage their financial advisors to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.
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cause selling firms to grant us access to its financial advisors to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.
Payments to Financial Advisors
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The selling firm pays its financial advisors. The selling firm decides the compensation and benefits it will pay its financial advisors.
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To inform yourself of any potential conflicts of interest, ask your financial advisor before you buy how the selling firm and its financial advisors are being compensated and the amount of the compensation that each will receive if you buy the contract.
Issuer
We issue the contracts. We are a stock life insurance company organized in 1972 under the laws of the state of New York and are located at 20 Madison Avenue Extension, Albany, New York 12203. Our mailing address is P.O. Box 5144, Albany, New York 12205. We are a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.
We conduct a conventional life insurance business. Our primary products currently include fixed and variable annuity contracts and life insurance policies.
Legal Proceedings
RiverSource Life of NY (the Company) is involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions, concerning matters arising in connection with conduct of its activities. These include proceedings specific to the Company as well as proceedings generally applicable to business practices in the industries in which it operates. The Company can also be subject to legal proceedings arising out of its general business activities, such as its investments, contracts, and employment relationships. Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial

134 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.
As with other insurance companies, the level of regulatory activity and inquiry concerning the Company’s businesses remains elevated. From time to time, the Company and its affiliates, including Ameriprise Financial Services, LLC (“AFS”) and RiverSource Distributors, Inc. receive requests for information from, and/or are subject to examinations or claims by various state, federal and other domestic authorities. The Company and its affiliates typically have numerous pending matters, which includes information requests, exams or inquiries regarding their business activities and practices and other subjects, including from time to time: sales and distribution of various products, including the Company’s life insurance and variable annuity products; supervision of associated persons, including AFS financial advisors and RiverSource Distributors, Inc.’s wholesalers; administration of insurance and annuity claims; security of client information; and transaction monitoring systems and controls. The Company and its affiliates have cooperated and will continue to cooperate with the applicable regulators.
These legal proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss. The Company cannot predict with certainty if, how or when any such proceedings will be initiated or resolved. Matters frequently need to be more developed before a loss or range of loss can be reasonably estimated for any proceeding. An adverse outcome in one or more proceedings could eventually result in adverse judgments, settlements, fines, penalties or other sanctions, in addition to further claims, examinations or adverse publicity that could have a material adverse effect on the Company’s financial condition, results of operations or liquidity.
Financial Statements
The financial statements for the RiverSource of New York Variable Annuity Account, as well as the consolidated financial statements of the RiverSource Life of NY, are in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by calling us at 1-800-862-7919, or can be found online at www.ameriprise.com/variableannuities.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 135

Appendix A:Funds Available Under the Contract
The following is a list of funds available under the contract. More information about the funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at riversource.com. You can also request this information at no cost by calling 1-800-862-7919 or by sending an email request to riversource.annuityservice@ampf.com. Depending on the optional benefits you choose, you may not be able to invest in certain funds.   See "Appendix B:Funds Available Under the Optional Benefits Offered Under the Contract"
The current expenses and performance information below reflects fee and expenses of the funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks to maximize total return consistent with AllianceBernstein's determination of reasonable risk.	AB VPS Dynamic Asset Allocation Portfolio (Class B)[1] AllianceBernstein L.P.	1.10%[2]	13.48%	4.03%	3.22%
Seeks long-term growth of capital.	AB VPS Large Cap Growth Portfolio (Class B) AllianceBernstein L.P.	0.91%[2]	34.78%	17.56%	14.60%
Seeks long-term capital appreciation.	Allspring VT Opportunity Fund - Class 2 Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, sub-adviser.	1.00%[2]	26.50%	14.74%	10.32%
Seeks long-term capital appreciation.	Allspring VT Small Cap Growth Fund - Class 2 Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, sub-adviser.	1.17%	4.11%	7.68%	6.60%
The Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the "Index").	ALPS | Alerian Energy Infrastructure Portfolio: Class III ALPS Advisors, Inc.	1.30%[2]	13.91%	10.67%	2.70%
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund (Class III) BlackRock Advisors, LLC, adviser; BlackRock (Singapore) Limited and BlackRock International Limited, sub-advisers.	1.02%[2]	12.49%	7.39%	4.63%
Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Variable Portfolio - Balanced Fund (Class 2) (available for contract applications signed on or after 5/3/2021) Columbia Management Investment Advisers, LLC	1.01%	21.10%	10.71%	7.83%
Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Variable Portfolio - Balanced Fund (Class 3) (available for contract applications signed prior to 5/3/2021) Columbia Management Investment Advisers, LLC	0.89%	21.23%	10.83%	7.94%

136 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with total return.	Columbia Variable Portfolio - Commodity Strategy Fund (Class 2) Columbia Management Investment Advisers, LLC	1.01%[2]	(7.14%)	9.08%	(0.97%)
Seeks total return, consisting of long-term capital appreciation and current income.	Columbia Variable Portfolio - Contrarian Core Fund (Class 2) Columbia Management Investment Advisers, LLC	0.95%[2]	31.88%	16.54%	11.54%
Seeks to provide shareholders with capital appreciation.	Columbia Variable Portfolio - Disciplined Core Fund (Class 2) Columbia Management Investment Advisers, LLC	0.93%	24.08%	13.54%	10.89%
Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.	Columbia Variable Portfolio - Dividend Opportunity Fund (Class 2) Columbia Management Investment Advisers, LLC	0.99%[2]	4.84%	10.20%	7.74%
Non-diversified fund that seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	Columbia Variable Portfolio - Emerging Markets Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	1.00%[2]	10.02%	1.57%	2.20%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Emerging Markets Fund (Class 2) Columbia Management Investment Advisers, LLC	1.34%[2]	9.19%	3.40%	2.38%
Seeks to provide shareholders with high total return through income and growth of capital.	Columbia Variable Portfolio - Global Strategic Income Fund (Class 2) Columbia Management Investment Advisers, LLC	0.84%[2]	9.47%	2.05%	0.28%
Seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.	Columbia Variable Portfolio - Government Money Market Fund (Class 2) Columbia Management Investment Advisers, LLC	0.61%[2]	4.48%	1.49%	0.89%
Seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.	Columbia Variable Portfolio - High Yield Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.89%[2]	11.87%	5.31%	4.17%
Seeks to provide shareholders with a high total return through current income and capital appreciation.	Columbia Variable Portfolio - Income Opportunities Fund (Class 2) Columbia Management Investment Advisers, LLC	0.89%[2]	11.36%	5.02%	4.00%

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 137

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Variable Portfolio - Intermediate Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.76%	5.96%	1.34%	1.99%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Large Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC	0.97%	42.77%	17.98%	13.37%
Seeks to provide shareholders with long-term capital appreciation.	Columbia Variable Portfolio - Large Cap Index Fund (Class 2) (available for contract applications signed on or after 5/3/2021) Columbia Management Investment Advisers, LLC	0.50%	25.65%	15.08%	11.42%
Seeks to provide shareholders with long-term capital appreciation.	Columbia Variable Portfolio - Large Cap Index Fund (Class 3) (available for contract applications signed prior to 5/3/2021) Columbia Management Investment Advisers, LLC	0.38%	25.82%	15.23%	11.56%
Seeks to provide shareholders with a level of current income consistent with preservation of capital.	Columbia Variable Portfolio - Limited Duration Credit Fund (Class 2) Columbia Management Investment Advisers, LLC	0.66%[2]	6.66%	2.36%	1.65%
Seeks total return, consisting of current income and capital appreciation.	Columbia Variable Portfolio - Long Government/Credit Bond Fund (Class 2) Columbia Management Investment Advisers, LLC	0.74%[2]	6.68%	0.81%	1.67%
Seeks to provide shareholders with capital appreciation.	Columbia Variable Portfolio - Overseas Core Fund (Class 2) Columbia Management Investment Advisers, LLC	1.04%	15.32%	7.96%	3.37%
Seeks to provide shareholders with long-term growth of capital.	Columbia Variable Portfolio - Select Large Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	0.95%	5.11%	11.86%	8.85%
Seeks to provide shareholders with growth of capital.	Columbia Variable Portfolio - Select Mid Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC	1.07%[2]	24.92%	12.79%	9.38%
Seeks to provide shareholders with long-term growth of capital.	Columbia Variable Portfolio - Select Mid Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	1.07%[2]	10.05%	13.05%	8.16%
Seeks to provide shareholders with long-term capital growth.	Columbia Variable Portfolio - Select Small Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC	1.10%[2]	12.85%	9.91%	6.18%

138 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks total return, consisting of current income and capital appreciation.	Columbia Variable Portfolio - Strategic Income Fund (Class 2) Columbia Management Investment Advisers, LLC	0.94%[2]	9.20%	2.91%	2.99%
Seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 2) Columbia Management Investment Advisers, LLC	0.71%	5.43%	(0.07%)	1.33%
Seeks to provide shareholders with a high level of current income.	CTIVP® - American Century Diversified Bond Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; American Century Investment Management, Inc., subadviser.	0.75%	5.33%	1.11%	1.77%
Non-diversified fund that seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.	CTIVP® - BlackRock Global Inflation-Protected Securities Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser; BlackRock International Limited, sub-subadviser.	0.87%[2]	3.89%	0.93%	2.11%
Seeks to provide shareholders with current income and capital appreciation.	CTIVP® - CenterSquare Real Estate Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; CenterSquare Investment Management LLC, subadviser.	1.06%	13.56%	7.73%	5.46%
Seeks to provide shareholders with long-term capital growth.	CTIVP® - MFS® Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Massachusetts Financial Services Company, subadviser.	0.87%[2]	7.77%	11.06%	8.24%
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Principal Blue Chip Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Principal Global Investors, LLC, subadviser.	0.95%	39.20%	15.38%	13.20%
Seeks to provide shareholders with long-term growth of capital and income.	CTIVP® - T. Rowe Price Large Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; T. Rowe Price Associates, Inc., subadviser.	0.95%	9.28%	10.86%	7.23%
Seeks to provide shareholders with total return through current income and capital appreciation.	CTIVP® - TCW Core Plus Bond Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; TCW Investment Management Company LLC, subadviser.	0.74%	5.54%	1.02%	1.50%
Seeks to provide shareholders with long-term growth of capital.	CTIVP® - Victory Sycamore Established Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management Inc., subadviser.	1.07%	9.67%	14.04%	10.44%

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 139

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Westfield Mid Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Westfield Capital Management Company, L.P., subadviser.	1.07%[2]	25.17%	14.29%	9.69%
Seeks to provide shareholders with long-term capital growth.	CTIVP® - Westfield Select Large Cap Growth Fund (Class 2) (previously CTIVP® - Morgan Stanley Advantage Fund (Class 2)) Columbia Management Investment Advisers, LLC, adviser; Westfield Capital Management Company, L.P., subadviser.	0.95%[2]	30.62%	10.33%	10.05%
Seeks capital appreciation.	DWS Alternative Asset Allocation VIP, Class B3 DWS Investment Management Americas Inc., adviser; RREEF America L.L.C., subadvisor.	1.21%	5.67%	5.70%	2.63%
Seeks long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio Service Class 2 Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.81%	33.12%	16.36%	11.33%
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio Service Class 2 Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, subadvisers.	0.82%	14.80%	12.17%	7.85%
Seeks a high level of current income and may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio Service Class 2 Fidelity Management & Research Company (the Adviser) is the fund’s manager. Fidelity Management & Research Company (UK) Limited, Fidelity Management & Research Company (Hong Kong) Limited, Fidelity Management & Research Company (Japan) Limited, FIL Investment Advisers, FIL Investment Advisers (UK) Limited and FIL Investments (Japan) Limited, subadvisers.	0.90%	9.18%	3.47%	3.10%
Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of equity and debt securities.	Franklin Income VIP Fund - Class 2 Franklin Advisers, Inc.	0.71%[2]	8.62%	6.98%	5.01%

140 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Shares VIP Fund - Class 2 Franklin Mutual Advisers, LLC	0.93%	13.46%	7.81%	5.43%
Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Small Cap Value VIP Fund - Class 2 Franklin Mutual Advisers, LLC	0.91%[2]	12.75%	11.06%	7.04%
Seeks long-term growth of capital.	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares[3] Goldman Sachs Asset Management, L.P.	1.36%[2]	7.53%	4.00%	-
Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares[1] Invesco Advisers, Inc.	1.13%[2]	6.40%	4.66%	3.79%
Seeks capital appreciation.	Invesco V.I. Global Fund, Series II Shares Invesco Advisers, Inc.	1.07%	34.45%	12.02%	8.21%
Seeks total return	Invesco V.I. Global Strategic Income Fund, Series II Shares Invesco Advisers, Inc.	1.17%[2]	8.60%	1.04%	1.25%
Seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund®, Series II Shares Invesco Advisers, Inc.	1.13%	17.82%	12.79%	8.66%
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio: Service Shares Janus Henderson Investors US LLC	0.87%	15.13%	9.37%	7.73%
Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio: Service Shares Janus Henderson Investors US LLC	0.82%[2]	5.29%	1.55%	1.66%
Seeks long-term growth of capital.	Janus Henderson Research Portfolio: Service Shares Janus Henderson Investors US LLC	0.82%	42.81%	16.54%	12.21%
Seeks total return.	Lazard Retirement Global Dynamic Multi-Asset Portfolio - Service Shares[1] Lazard Asset Management, LLC	1.05%[2]	10.81%	4.00%	3.77%

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 141

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks long-term capital growth. Income is a secondary objective.	LVIP American Century Value Fund, Service Class Lincoln Financial Investments Corporation, investment adviser; American Century Investment Management, Inc., investment sub-adviser.	0.86%[2]	9.02%	11.71%	8.36%
Seeks to provide total return.	Macquarie VIP Asset Strategy Series - Service Class (previously Delaware Ivy VIP Asset Strategy, Class II) Ivy Investment Management Company	0.85%[2]	13.90%	8.27%	3.48%
Seeks total return.	MFS® Utilities Series - Service Class Massachusetts Financial Services Company	1.04%[2]	(2.33%)	8.05%	6.13%
The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley VIF Discovery Portfolio, Class II Shares Morgan Stanley Investment Management Inc.	1.05%[2]	44.13%	10.83%	8.38%
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.	Neuberger Berman AMT Sustainable Equity Portfolio (Class S) Neuberger Berman Investment Advisers LLC	1.16%	26.57%	13.69%	9.74%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO VIT All Asset Portfolio, Advisor Class[3] Pacific Investment Management Company LLC (PIMCO)	2.29%[2]	8.02%	5.90%	3.93%
Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class[3] Pacific Investment Management Company LLC (PIMCO)	1.34%[2]	12.85%	7.20%	5.14%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio, Advisor Class Pacific Investment Management Company LLC (PIMCO)	0.85%	5.83%	0.98%	1.60%
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in debt securities of any maturity.	Templeton Global Bond VIP Fund - Class 2 Franklin Advisers, Inc.	0.75%[2]	2.88%	(2.13%)	(0.66%)

142 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	VanEck VIP Global Gold Fund (Class S Shares) Van Eck Associates Corporation	1.45%[2]	10.41%	9.61%	4.61%
Seeks to provide a high level of total return that is consistent with an aggressive level of risk.	Variable Portfolio - Aggressive Portfolio (Class 2)[3] Columbia Management Investment Advisers, LLC	1.05%	17.22%	9.19%	6.47%
Seeks to provide a high level of total return that is consistent with a conservative level of risk.	Variable Portfolio - Conservative Portfolio (Class 2)[3] Columbia Management Investment Advisers, LLC	0.88%[2]	8.46%	2.66%	2.50%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Risk Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	1.02%[2]	12.26%	5.14%	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Risk U.S. Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	1.00%	14.54%	6.90%	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Conservative Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.95%	7.87%	2.39%	2.33%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.98%	9.98%	3.66%	3.05%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - Managed Volatility Growth Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	1.02%	14.59%	6.34%	4.44%
Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.99%	12.27%	5.07%	3.84%
Seeks to provide a high level of total return that is consistent with a moderate level of risk.	Variable Portfolio - Moderate Portfolio (Class 2)[3] Columbia Management Investment Advisers, LLC	0.97%	12.96%	6.12%	4.63%

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 143

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.	Variable Portfolio - Moderately Aggressive Portfolio (Class 2)[3] Columbia Management Investment Advisers, LLC	1.01%	14.93%	7.56%	5.50%
Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.	Variable Portfolio - Moderately Conservative Portfolio (Class 2)[3] Columbia Management Investment Advisers, LLC	0.94%	10.50%	4.32%	3.54%
Seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.	Variable Portfolio - Partners Core Bond Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and Allspring Global Investments, LLC, subadvisers.	0.73%	6.06%	1.12%	1.64%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners Core Equity Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc., subadvisers.	0.94%	24.43%	14.32%	10.19%
Seeks to provide shareholders with long-term growth of capital.	Variable Portfolio - Partners International Core Equity Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Schroder Investment Management North America Inc., subadviser; Schroder Investment Management North America Limited, sub-subadviser.	1.08%	17.34%	7.00%	2.45%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners International Growth Fund (Class 2) Columbia Management Investment Advisers LLC, adviser; William Blair Investment Management, LLC and Walter Scott & Partners Limited, subadvisers.	1.10%[2]	14.45%	7.37%	3.20%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners International Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Pzena Investment Management, LLC and Thompson, Siegel & Walmsley LLC, subadvisers.	1.10%	16.96%	4.57%	1.75%
Seeks to provide shareholders with long-term capital growth.	Variable Portfolio - Partners Small Cap Growth Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Scout Investments, Inc. and Allspring Global Investments, LLC, subadvisers.	1.10%[2]	6.93%	6.51%	4.47%

144 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks to provide shareholders with long-term capital appreciation.	Variable Portfolio - Partners Small Cap Value Fund (Class 2) Columbia Management Investment Advisers, LLC, adviser; Segall Bryant & Hamill, LLC and William Blair Investment Management, LLC, subadvisers.	1.06%[2]	11.08%	8.21%	4.70%
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Conservative Growth Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.96%	11.22%	3.90%	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Growth Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.94%	16.80%	6.67%	-
Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Variable Portfolio - U.S. Flexible Moderate Growth Fund (Class 2)[1,3] Columbia Management Investment Advisers, LLC	0.94%	13.87%	5.37%	-
Seeks to maximize total return.	Western Asset Variable Global High Yield Bond Portfolio - Class II Legg Mason Partners Fund Adviser, LLC; Western Asset Management Company, LLC, Western Asset Management Company Limited & Western Asset Management Pte. Ltd., sub-advisors.	1.08%	9.96%	3.17%	2.63%
1
This Fund is managed in a way that is intended to minimize volatility of returns. See “Principal Risks of Investing in the Contract.”
2
This Fund and its investment adviser and/or affiliates have entered into a temporary expense reimbursement arrangement and/or fee waiver. The Fund’s annual expenses reflect temporary fee reductions. Please see the Fund’s prospectus for additional information.
3
This Fund is a fund of funds and invests substantially all of its assets in other underlying funds. Because the Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including management fees.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 145

Appendix B:Funds Available Under the Optional Benefits Offered Under the Contract
If you have elected an optional benefit under the contract, your contract may be subject to investment allocation restrictions, as reflected in the following tables. See “Investment Allocation Restrictions for Certain Benefit Riders” for more details. If your optional benefit is not included below, your contract is not currently subject to any investment allocation restrictions.
INVESTMENT ALLOCATION RESTRICTIONS FOR THE ACCUMULATION PROTECTOR BENEFIT RIDER
For contracts issued with the Accumulation Protector Benefit rider, you are required to invest your contract value in the Portfolio Stabilizer funds listed below:
1.
Variable Portfolio – Managed Risk Fund (Class 2)
2.
Variable Portfolio – Managed Risk U.S. Fund (Class 2)
3.
Variable Portfolio – Managed Volatility Growth Fund (Class 2)
4.
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
5.
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
6.
Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
7.
Variable Portfolio – U.S. Flexible Growth Fund (Class 2)
8.
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)
9.
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)
INVESTMENT ALLOCATION RESTRICTIONS FOR SECURESOURCE CORE 2 NY, SECURESOURCE 5 NY, SECURESOURCE 5 PLUS NY, SECURESOURCE CORE NY, SECURESOURCE CORE PLUS NY, SECURESOURCE 4 NY OR SECURESOURCE 4 PLUS NY BENEFIT RIDERS
For contracts issued with the SecureSource Core 2 NY, SecureSource 5 NY, SecureSource 5 Plus NY, SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY,  SecureSource 4 Plus NY benefit riders, alone or in combination with the optional SecureSource Legacy benefit rider, you are required to invest your contract value in the Portfolio Stabilizer funds or certain Portfolio Navigator funds listed below:
The Portfolio Stabilizer funds currently available are:
1. Variable Portfolio – Managed Risk Fund (Class 2)
2. Variable Portfolio – Managed Risk U.S. Fund (Class 2)
3. Variable Portfolio – Managed Volatility Growth Fund (Class 2)
4. Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
5. Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
6. Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
7. Variable Portfolio – U.S. Flexible Growth Fund (Class 2)
8. Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)
9. Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)
The Portfolio Navigator funds currently available are:
1. Variable Portfolio – Moderate Portfolio (Class 2)
2. Variable Portfolio – Moderately Conservative Portfolio (Class 2)
3. Variable Portfolio – Conservative Portfolio (Class 2)
INVESTMENT ALLOCATION RESTRICTIONS FOR THE SECURESOURCE TEMPO NYRIDER
If you elect the SecureSource Tempo NY rider, alone or in combination with the optional SecureSource Legacy benefit rider, you must allocate your purchase payments and contract value according to either Investment Path 1 or Investment Path 2 below.
Investment Path 1. You must allocate 100 % of your purchase payments and contract value among the following funds:
1.
Columbia Variable Portfolio – Balanced Fund (Class 2)
2.
Variable Portfolio – Managed Risk Fund (Class 2)
3.
Variable Portfolio – Managed Risk U.S. Fund (Class 2)
4.
Variable Portfolio – Managed Volatility Growth Fund (Class 2)
5.
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)

146 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

6.
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
7.
Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
8.
Variable Portfolio – U.S. Flexible Growth Fund (Class 2)
9.
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)
10.
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)
11.
Variable Portfolio – Aggressive Portfolio (Class 2)
12.
Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
13.
Variable Portfolio – Moderate Portfolio (Class 2)
14.
Variable Portfolio – Moderately Conservative Portfolio (Class 2)
15.
Variable Portfolio – Conservative Portfolio (Class 2)
Investment Path 2. This option requires 100% allocation of your purchase payments and contract value among the Funds in Groups A, B, and C subject to the requirements and limitations as shown below. If you select this option, you agree to be automatically enrolled in the portfolio rebalancing program and thereby authorize us to automatically rebalance your contract value on a quarterly basis.
Group A – Fixed Income: Minimum of 20%
Available funds with a Maximum Fund Allocation of 100%
1.
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2)
2.
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
3.
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2)
4.
CTIVP – American Century Diversified Fund (Class 2)
5.
CTIVP – TCW Core Plus Bond Fund (Class 2)
6.
Variable Portfolio – Partners – Core Bond Fund (Class 2)
7.
Columbia variable Portfolio – Government Money Market Fund (Class 2)
Group B – Asset Allocation, Large Cap and International Equity funds: Maximum of 80%
Available Asset Allocation funds with a Maximum Fund Allocation of 80%
1.
Variable Portfolio – Managed Volatility Growth Fund (Class 2)
2.
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
3.
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
4.
Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
5.
Variable Portfolio –U.S. Flex Growth Fund (Class 2)
6.
Variable Portfolio –U.S. Flex Moderate Growth Fund (Class 2)
7.
Variable Portfolio –U.S. Flex Conservative Fund (Class 2)
8.
Variable Portfolio – Managed Risk Fund (Class 2)
9.
Variable Portfolio – Managed Risk U.S. Fund (Class 2)
10.
Variable Portfolio – Aggressive Portfolio (Class 2)
11.
Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
12.
Variable Portfolio – Moderate Portfolio (Class 2)
13.
Variable Portfolio – Moderately Conservative Portfolio (Class 2)
14.
Variable Portfolio – Conservative Portfolio (Class 2)
15.
Columbia Variable Portfolio – Balanced Fund (Class 2)
Available Large Cap and International Equity funds with a Maximum Fund Allocation of 30%
1.
Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
2.
Columbia Variable Portfolio – Disciplined Core Fund (Class 2)
3.
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2)
4.
Columbia Variable Portfolio – Large-Cap Growth Fund (Class 2)
5.
Columbia Variable Portfolio – Large-Cap Index Fund (Class 2)
6.
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2)
7.
CTIVP – Principal Blue Chip Growth Fund (Class 2)

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 147

8.
CTIVP – MFS Value Fund (Class 2)
9.
CTIVP – T. Rowe Price Large-Cap Value Fund (Class 2)
10.
Variable Portfolio – Partners Core Equity Fund (Class 2)
11.
Columbia Variable Portfolio – Overseas Core Fund (Class 2)
12.
Variable Portfolio – Partners International Core Equity Fund (Class 2)
13.
Variable Portfolio – Partners International Growth Fund (Class 2)
14.
Variable Portfolio – Partners International Value Fund (Class 2)
Group C – Large Cap Aggressive Growth, Mid Cap, Small Cap and Emerging Markets: Maximum of 20%
Available funds with a Maximum Fund Allocation of 5%
1.
CTIVP - Morgan Stanley Advantage Fund (Class 2)
2.
Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 2)
3.
Columbia Variable Portfolio - Select Mid Cap Value Fund (Class 2)
4.
CTIVP - Victory Sycamore Established Value Fund (Class 2)
5.
CTIVP - Westfield Mid Cap Growth Fund (Class 2)
6.
Columbia Variable Portfolio - Select Small-Cap Value Fund (Class 2)
7.
Variable Portfolio - Partners Small Cap Growth Fund (Class 2)
8.
Variable Portfolio - Partners Small Cap Value Fund (Class 2)
9.
Columbia Variable Portfolio - Emerging Markets Fund (Class 2)

148 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Appendix C: Example — Surrender Charges
We determine your surrender charge by multiplying the amount of each purchase payment surrendered which could be subject to a surrender charge by the applicable surrender charge percentage, and then totaling the surrender charges. We calculate the amount of purchase payments surrendered (PPS) as:
PPS	=	PPSC + PPF
PPSC	=	purchase payments surrendered that could be subject to a surrender charge
	=	(PS – FA) / (CV – FA) × (PP – PPF)
PPF	=	purchase payments surrendered that are not subject to a surrender charge
	=	FA – contract earnings, but not less than zero
PP	=	purchase payments not previously surrendered (total purchase payments – PPS from all previous surrenders)
PS	=	amount the contract value is reduced by the surrender
FA	=	total free amount = greater of contract earnings or 10% of prior anniversary’s contract value
CV	=	contract value prior to the surrender
When determining the surrender charge, contract earnings are defined as the contract value less purchase payments not previously surrendered. We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, the regular fixed account, the Special DCA fixed account. If the contract value is less than purchase payments received and not previously surrendered, then contract earnings are zero.
The examples below show how the surrender charge for a full and partial surrender is calculated. Each example illustrates the amount of the surrender charge for both a contract that experiences gains and a contract that experiences losses, given the same set of assumptions.
Full surrender charge calculation — ten-year surrender charge schedule:
This is an example of how we calculate the surrender charge on a contract with a ten-year (from the date of each purchase payment) surrender charge schedule and the following history:
Assumptions:
•
We receive a single $50,000 purchase payment;
•
During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and
•
You have made no prior surrenders.
We will look at two situations, one where the contract has a gain and another where there is a loss:

		Contract with Gain	Contract with Loss
	Contract value just prior to surrender:	$60,000.00	$40,000.00
	Contract value on prior anniversary:	58,000.00	42,000.00
We calculate the surrender charge as follows:
Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):	60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PP):	50,000.00	50,000.00
	Earnings in the contract (but not less than zero):	10,000.00	0.00
Step 2.	Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
	Earnings in the contract:	10,000.00	0.00
	10% of the prior anniversary’s contract value:	5,800.00	4,200.00
	FA (but not less than zero):	10,000.00	4,200.00
Step 3.	Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings.
	Total free amount (FA):	10,000.00	4,200.00
	Less earnings in the contract:	10,000.00	0.00
	PPF (but not less than zero):	0.00	4,200.00

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 149

			Contract with Gain	Contract with Loss
Step 4.		Next we determine PS, the amount by which the contract value is reduced by the surrender.
		PS:	60,000.00	40,000.00
Step 5.		Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS	= PPF + PPSC
		= PPF + (PS − FA) / (CV − FA) * (PP − PPF)
		PPF from Step 3 =	0.00	4,200.00
		PS from Step 4 =	60,000.00	40,000.00
		CV from Step 1 =	60,000.00	40,000.00
		FA from Step 2 =	10,000.00	4,200.00
		PP from Step 1 =	50,000.00	50,000.00
		PPS =	50,000.00	50,000.00
Step 6.		We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
		PPS:	50,000.00	50,000.00
		less PPF:	0.00	4,200.00
		PPSC = amount of PPS subject to a surrender charge:	50,000.00	45,800.00
		multiplied by the surrender charge rate:	× 7.0%	× 7.0%
		surrender charge:	3,500.00	3,206.00
Step 7.		The dollar amount you will receive as a result of your full surrender is determined as:
		Contract value surrendered:	60,000.00	40,000.00
		Surrender charge:	(3,500.00)	(3,206.00)
		Contract charge (assessed upon full surrender):	(50.00)	(50.00)
		Net full surrender proceeds:	$56,450.00	$36,744.00
Partial surrender charge calculation — ten-year surrender charge schedule:
This is an example of how we calculate the surrender charge on a contract with a ten-year (from the date of each purchase payment) surrender charge schedule and the following history:
Assumptions:
•
We receive a single $50,000 purchase payment;
•
During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and
•
You have made no prior surrenders.
		Contract with Gain	Contract with Loss
Contract value just prior to surrender:		$60,000.00	$40,000.00
Contract value on prior anniversary:		58,000.00	42,000.00
We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.

We calculate the surrender charge for each estimate as follows:
Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):	60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PP):	50,000.00	50,000.00
	Earnings in the contract (but not less than zero):	10,000.00	0.00
Step 2.	Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:

150 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

			Contract with Gain	Contract with Loss
		Earnings in the contract:	10,000.00	0.00
		10% of the prior anniversary’s contract value:	5,800.00	4,200.00
		FA (but not less than zero):	10,000.00	4,200.00
Step 3.		Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings.
		Total free amount (FA):	10,000.00	4,200.00
		Less earnings in the contract:	10,000.00	0.00
		PPF (but not less than zero):	0.00	4,200.00
Step 4.		Next we determine PS, the amount by which the contract value is reduced by the surrender.
		PS (determined by iterative process described above):	15,376.34	16,062.31
Step 5.		Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS	= PPF + PPSC
		= PPF + (PS − FA) / (CV − FA) * (PP − PPF)
		PPF from Step 3 =	0.00	4,200.00
		PS from Step 4 =	15,376.34	16,062.31
		CV from Step 1 =	60,000.00	40,000.00
		FA from Step 2 =	10,000.00	4,200.00
		PP from Step 1 =	50,000.00	50,000.00
		PPS =	5,376.34	19,375.80
Step 6.		We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
		PPS:	5,376.34	19,375.80
		less PPF:	0.00	4,200.00
		PPSC = amount of PPS subject to a surrender charge:	5,376.34	15,175.80
		multiplied by the surrender charge rate:	× 7.0%	× 7.0%
		surrender charge:	376.34	1,062.31
Step 7.		The dollar amount you will receive as a result of your partial surrender is determined as:
		Contract value surrendered:	15,376.34	16,062.31
		Surrender charge:	(376.34)	(1,062.31)
		Net partial surrender proceeds:	$15,000.00	$15,000.00

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 151

Appendix D: Example — Optional Death Benefits
The purpose of this appendix is to illustrate the operation of various optional death benefit riders.
In order to demonstrate these contract riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, Special DCA fixed account, regular fixed account and the fees and charges that apply to your contract.
The examples of the optional death benefits in appendix include partial surrenders to illustrate the effect of partial surrenders on the particular benefit. These examples are intended to show how the optional death benefits operate, and do not take into account whether a particular optional death benefit is part of a qualified annuity. Qualified annuities are subject to RMDs at certain ages (see “Taxes — Qualified Annuities — Required Minimum Distributions”) which may require you to take partial surrenders from the contract. If you are considering the addition of certain death benefits to a qualified annuity, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implication to you.
Example — ROPP Death Benefit
Assumptions:
•
You purchase the contract (with the ROPP rider) with a payment of $20,000.
•
The contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.
We calculate the death benefit as follows:
The total purchase payments minus adjustments for partial surrenders:
Total purchase payments	$20,000
minus adjusted partial surrenders, calculated as:
$1,500 × $20,000 =
$18,000	–1,667
for a death benefit of:	$18,333
Example — MAV Death Benefit
Assumptions:
•
You purchase the contract (with the MAV rider) with a payment of $20,000.
•
On the first contract anniversary the contract value grows to $24,000.
•
During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.
We calculate the death benefit as follows:
The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
Greatest of your contract anniversary contract values:	$24,000
plus purchase payments made since that anniversary:	+0
minus adjusted partial surrenders, calculated as:
$1,500 × $24,000 =
$22,000	–1,636
for a death benefit of:	$22,364
Example — 5-Year MAV Death Benefit
Assumptions:
•
You purchase the contract (with the 5-Year MAV rider) with a payment of $20,000.
•
On the fifth contract anniversary the contract value grows to $30,000.
•
During the sixth contract year the contract value falls to $25,000, at which point you take a $1,500 partial surrender, leaving a contract value of $23,500.
We calculate the death benefit as follows:
The maximum 5-year anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
Greatest of your 5-year contract anniversary contract values:	$30,000

152 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

plus purchase payments made since that anniversary:	+0
minus adjusted partial surrenders, calculated as:
$1,500 × $30,000 =
$25,000	–1,800
for a death benefit of:	$28,200

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 153

Appendix E: Example — Optional Living Benefits
The purpose of this appendix is to illustrate the operation of various optional living benefit riders.
In order to demonstrate these contract riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, Special DCA fixed account, regular fixed account and the fees and charges that apply to your contract.
These examples are intended to show how the optional riders operate, and do not take into account whether a particular optional rider is part of a qualified annuity. Qualified annuities are subject to RMDs at certain ages (see “Taxes — Qualified Annuities — Required Minimum Distributions”) which may require you to take partial surrenders from the contract. If you are considering the addition of certain optional riders to a qualified annuity, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implication to you.
EXAMPLE — SECURESOURCE CORE NY/ SECURESOURCE CORE PLUS NY/ SECURESOURCE CORE 2 NY RIDERS
Assumptions:
•
You purchase the contract with a Single Life benefit and a payment of $100,000 and make no additional payments to the contract. You also purchase the SecureSource Legacy benefit.
•
You are the sole owner and also the annuitant. You are age 61.
•
This example uses a Lifetime Payment Percentage of 4.00% at age 61, 5.00% at age 65, and 5.20% at age 70. Your Lifetime Payment Percentage will be based on the rider you choose and your age.
•
Annual Step-ups are applied each anniversary when available, where the contract value is greater than the Benefit Base and/or the SecureSource Legacy Death Benefit. Applied Annual Step-ups are indicated in bold.
Contract Duration in Years	Purchase Payments	Partial Withdrawals	Assumed Contract Value	Credit Base	Benefit Base	Current Annual Payment	Remaining Annual Payment	Lifetime Payment Percentage	SecureSource Legacy Death Benefit
At Issue	$100,000	NA	$100,000	$100,000	$100,000	$4,000	$4,000	4.00%	$100,000
1	—	—	94,000	100,000	106,000	4,240	4,240	4.00%	100,000
2	—	—	103,500	100,000	112,000	4,480	4,480	4.00%	103,500
3	—	—	120,000	120,000	120,000 (1)	4,800	4,800	4.00%	120,000
3.5	—	4,800	115,200	120,000	120,000	4,800	-	4.00%	115,200
4	—	—	115,000	120,000	120,000 (2)	4,800	4,800	4.00%	115,200
5	—	—	110,000	120,000	127,200	5,088	5,088	4.00%	115,200
6	—	—	140,000	140,000	140,000	7,000	7,000	5.00% (3)	140,000
7	—	—	120,000	140,000	148,400	7,420	7,420	5.00%	140,000
7.5	—	10,000	110,000	136,792	144,999 (4)	7,420	-	5.00%	129,542
8	—	—	102,000	136,792	144,999	7,250	7,250	5.00%	129,542
9	—	—	109,000	136,792	153,207	7,660	7,660	5.00%	129,542
(1)
Since the contract value was greater than the Benefit Base (after it was increased by the Annual Credit), the Credit Base is increased to the contract value and future Annual Credits will be based on the new (higher) Credit Base.
(2)
Since a withdrawal was taken in the previous contract year, the Annual Credit is not available on the 4th Anniversary.
(3)
Because the annual step-up increased the Benefit Base on the anniversary and the covered person's attained age is in a higher age band, the Lifetime Payment Percentage increased.
(4)
The $10,000 withdrawal is greater than the $7,420 Remaining Annual Payment allowed under the rider and therefore excess withdrawal processing is applied. Values are calculated as described in 'Lifetime Benefit Description - Determination of Adjustment of Benefit Values'.

154 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

EXAMPLE — SECURESOURCE 4 NY/SECURESOURCE 4 PLUS NY/ SECURESOURCE 5 NY/SECURESOURCE 5 PLUS NY RIDERS
Assumptions:
•
You purchase the contract with a Single Life benefit and a payment of $100,000 and make no additional payments to the contract. You also purchase the SecureSource Legacy benefit.
•
You are the sole owner and also the annuitant. You are age 61.
•
This example uses a minimum Lifetime Payment Percentage of 3.60% at age 61, 4.70% at age 65, and 4.90% at age 70. The Income Bonus used in the example is 1.00%. Your Lifetime Payment Percentage, including any Income Bonus percentage, will be based on the rider you choose and your age.
•
Annual Step-ups are applied each anniversary when available, where the contract value is greater than the Benefit base and/or SecureSource Legacy Death Benefit. Applied Annual Step-ups are indicated in bold.
Contract Duration in Years	Purchase Payments	Partial With- drawals	Assumed Contract Value	Credit Base	Benefit Base	Withdrawal Adjustment Base	Benefit Determining Percentage	Current Annual Payment	Remaining Annual Payment	Lifetime Payment Percentage	Secure- Source Legacy Death Benefit
At Issue	$100,000	NA	$100,000	$100,000	$100,000	$100,000	0.0%	$4,600	$4,600	4.60% (1)	$100,000
1	—	—	94,000	100,000	106,000	100,000	6.0%	4,876	4,876	4.60%	100,000
2	—	—	103,500	100,000	112,000	103,500	0.0%	5,152	5,152	4.60%	103,500
3	—	—	120,000	120,000	120,000 (2)	120,000	0.0%	5,520	5,520	4.60%	120,000
3.5	—	5,520	114,800	120,000	120,000 (3)	114,480	0.0%	5,520	-	4.60%	114,480
4	—	—	115,000	120,000	120,000	115,000	0.0%	5,520	5,520	4.60%	115,000
5	—	—	110,000	120,000	127,200	115,000	4.3%	5,851	5,851	4.60%	115,000
6	—	—	140,000	140,000	140,000	140,000	0.0%	7,980	7,980	5.70% (4)	140,000
7	—	—	120,000	140,000	148,400	140,000	14.3%	8,459	8,459	5.70%	140,000
7.5	—	10,000	110,000	138,066	146,350 (5)	128,333	14.3%	8,459	-	5.70%	129,724
8	—	—	102,000	138,066	146,350	128,333	20.5%	6,878	6,878	4.70% (6)	129,724
9	—	—	109,000	138,066	154,633	128,333	15.1%	8,814	8,814	5.70%	129,724
(1)
This includes the 1.00% Income Bonus because the Benefit Determining Percentage is below 20%.
(2)
Since the contract value was greater than the Benefit Base (after it was increased by the Annual Credit), the Credit Base is increased to the contract value and future Annual Credits will be based on the new (higher) Credit Base.
(3)
Since a withdrawal was taken in the previous contract year, the Annual Credit is not available on the 4th Anniversary.
(4)
Because the annual step-up increased the BB on the anniversary and the covered person's attained age is in a higher age band, the Lifetime Payment Percentage increased.
(5)
The $10,000 withdrawal is greater than the $8,459 Remaining Annual Payment allowed under the rider and therefore excess withdrawal processing is applied. Values are reset as described in "Lifetime Benefit Description - Determination of Adjustment of Benefit Values".
(6)
The Lifetime Payment Percentage does not include the 1% Income Bonus when the Benefit Determining Percentage is 20% or more.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 155

EXAMPLE — SECURESOURCE TEMPO NY
Assumptions:
•
You purchase the contract with the Single Life benefit and a payment of $100,000 and make no additional payments to the contract. You also purchase the SecureSource Legacy benefit.
•
You are the sole owner and also the annuitant. You are age 61.
•
This example uses a minimum Lifetime Payment Percentage of 3.60% at age 61, 4.70% at age 65, and 4.90% at age 70. The Income Bonus used in the example is 1.00%. Your Lifetime Payment Percentage, including any Income Bonus percentage, will be based on the rider you choose and your age.
•
Annual Step-ups are applied each anniversary when available, where the contract value is greater than the Benefit base and/or the SecureSource Legacy Death Benefit. Applied Annual Step-ups are indicated in bold.
Contract Duration in Years	Purchase Payments	Partial With- drawals	Assumed Contract Value	Returns- linked Credit	Benefit Base	Credit Carryover	Withdrawal Adjustment Base	Benefit Determining Percentage	Current Annual Payment	Remaining Annual Payment	Lifetime Payment Percentage	Secure- Source Legacy Death Benefit
At Issue	$100,000	NA	$100,000		$100,000		$100,000	0.0%	$4,600	$4,600	4.60% (1)	$100,000
1	-	-	94,000	-	100,000	-	100,000	6.0%	4,600	4,600	4.60%	100,000
2	-	-	103,500	9,400	109,400	9,400 (2)	103,500	0.0%	5,032	5,032	4.60%	103,500
3	-	-	120,000	10,350	120,000 (3)	10,350	120,000	0.0%	5,520	5,520	4.60%	120,000
3.5	-	5,520	114,480		120,000	10,350	114,480	0.0%	5,520	-	4.60%	114,480
4	-	-	115,000	-	120,000 (4)	10,350	115,000	0.0%	5,520	5,520	4.60%	115,000
5	-	-	110,000	10,350 (5)	130,350	-	115,000	4.3%	5,996	5,996	4.60%	115,000
6	-	-	140,000	11,000	141,350	11,000	140,000	0.0%	6,502	6,502	4.60%	140,000
7	-	-	120,000	11,000	152,350	-	140,000	14.3%	7,008	7,008	4.60%	140,000
7.5	-	10,000	110,000		148,316 (6)	-	128,333	14.3%	7,008	-	4.60%	129,470
8	-	-	102,000	-	148,316	-	128,333	20.5%	5,339	5,339	3.60% (7)	129,470
9	-	-	109,000	10,200	158,516	3,800	128,333	15.1%	7,292	7,292	4.60%	129,470
(1)
This includes the 1.00% Income Bonus because the Benefit Determining Percentage is below 20%.
(2)
Returns linked credit and Credit carryover are based on the $9,500 positive contract returns (i.e. contract value increased from $94,000 to $103,500). The maximum credit and maximum carryover are 10% of prior anniversary contract value.
(3)
Since the contract value was greater than the Benefit Base after it was increased by the Returns-linked Credit, the Benefit Base is increased to the contract value.
(4)
Since a withdrawal was taken in the previous contract year, the Returns-linked Credit is not available on the 4th Anniversary and the Credit Carryover is not increased.
(5)
Contract return used for credit is zero so the Returns-linked credit is from the Credit Carryover.
(6)
The $10,000 withdrawal is greater than the $7,008 Remaining Annual Payment allowed under the rider and therefore excess withdrawal processing is applied. Values are reset as described in "Lifetime Benefit Description - Determination of Adjustment of Benefit Values".
(7)
The Lifetime Payment Percentage does not include the 1% Income Bonus when the Benefit Determining Percentage is 20% or more.
Example — Accumulation Protector Benefit
The following example shows how the Accumulation Protector Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.
The example assumes:
•
You purchase the contract (with the Accumulation Protector Benefit rider) with a payment of $100,000.
•
You make no additional purchase payments.
•
You do not exercise the elective step-up option.

156 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

End of Contract Year	Partial Surrender (beginning of year)	MCAV Adjustment for Partial Surrender	MCAV	Accumulation Benefit Amount	Hypothetical Assumed Contract Value
1	0	0	100,000	0	110,000
2	0	0	115,200	0	128,000
3	0	0	121,500	0	135,000
4	0	0	121,500	0	118,000
5	0	0	121,500	0	100,000
6	2,000	2,430	119,070	0	122,000
7	0	0	126,000	0	140,000
8	0	0	126,000	0	130,000
9	5,000	4,846	121,154	0	110,000
10	0	0	121,154	16,154	105,000

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 157

Appendix F: Additional Required Minimum Distribution (RMD) Disclosure
This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under the SecureSource series rider to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal processing described in the rider. We reserve the right to modify this administrative practice at any time upon 30 days’ written notice to you.
For contract holders subject to annual RMD rules under the Section 401(a)(9) of the Code, amounts you withdraw from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider, subject to the following rules and our current administrative practice:
(1)
Each calendar year, if your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is greater than the Current Annual Payment.
•
A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the value of Current Annual Payment.
•
The LABA will be reduced by the total of the amount that each withdrawal in the current calendar year exceeds the Remaining Annual Payment at the time of each withdrawal, but shall not be reduced to less than zero.
•
Any withdrawals taken in a contract year will count first against and reduce the Remaining Annual Payment for that contract year.
•
Once the Remaining Annual Payment for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the Current Annual Payment as long as they do not exceed the remaining LABA.
•
Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the Current Annual Payment and will subject the Current Annual Payment to the excess withdrawal processing described by the SecureSource series rider.
The ALERMDA is:
(1)
determined by us each calendar year;
(2)
based on your initial purchase payment and not the entire interest value in the calendar year of contract issue and therefore may not be sufficient to allow you to withdraw your RMD without causing an excess withdrawal;
(3)
based on the value of this contract alone on the date it is determined;
(4)
based on recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
(5)
based on the company’s understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder as applicable on the effective date of this prospectus, to:
1.
IRAs under Section 408(b) of the Code;
2.
Roth IRAs under Section 408A of the Code;
3.
SIMPLE IRAs under Section 408(p) of the Code;
4.
Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code;
5.
Custodial and investment only plans under section 401(a) of the Code;
6.
TSAs under Section 403(b) of the Code.
In the future, the requirements under tax law for such distributions may change and the life expectancy amount calculation provided under your SecureSource series rider may not be sufficient to satisfy the requirements under the tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available Remaining Annual Payment amount and may result in the reduction of your Current Annual Payment as described under the excess withdrawal provision of the rider.
In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g. some ownerships by trusts and charities), we will calculate the life expectancy RMD amount as zero in all years.
Please consult your tax advisor about the impact of these rules prior to purchasing the SecureSource series rider.

158 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Appendix G: Prospectus Rate Sheet Supplements
The purpose of this appendix is to show historic rates filed with the following Prospectus Rate Sheet Supplements:
•
Rate Sheet Prospectus Supplement dated April 29, 2019 – applicable to contracts with applications signed from 4/29/2019 through 10/27/2019;
•
Rate Sheet Prospectus Supplement dated Oct. 14, 2019 – applicable to contracts with applications signed from 10/28/2019 through 3/29/2020;
•
Rate Sheet Prospectus Supplement dated March 16, 2020 – applicable to contracts with applications signed from 3/30/2020 through 4/30/2020;
•
Rate Sheet Prospectus Supplement dated May 1, 2020 – applicable to contracts with applications signed from 5/1/2020 through 5/2/2021;
•
Rate Sheet Prospectus Supplement dated May 1, 2021– applicable to contracts with applications signed from 5/3/2021 through 4/28/2022;
•
Rate Sheet Prospectus Supplement dated April 29, 2022 – applicable to contracts with applications signed from 4/29/2022 through 6/24/2022

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 159

Rate Sheet Prospectus Supplement dated April 29, 2019
Product Name	Prospectus Form #/Date
RiverSource RAVA 5 Advantage® Variable Annuity (Offered for contract applications signed on or after April 29, 2019)	S- 6725 CA (4/19)
Rate Sheet prospectus Supplement
This Rate Sheet Prospectus Supplement (this “Supplement”) should be read and retained with your prospectus. This Supplement must be used in conjunction with the effective RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed or after April 29, 2019) prospectus. If you need another copy of the prospectus, please call us at 1-800-862-7919. Historical rate sheet supplements will be reflected in an appendix to this prospectus. For additional information, you may consult your financial advisor or call us at 1-800-862-7919.
The Rate Sheet Prospectus Supplement has been filed with the Securities and Exchange Commission (the “SEC”) and is also available on the Edgar system at www.sec.gov (File No. 333 - 230375 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed or after April 29, 2019)).
We are issuing this Supplement to provide the:
•
Current rider fees for the SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, and SecureSource 4 Plus NY optional benefit riders;
•
Lifetime Payment Percentages and Age Bands for the SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, and SecureSource 4 Plus NY optional benefit riders;
•
Income Bonus Percentage for the SecureSource 4 NY and SecureSource 4 Plus NY optional benefit riders;
•
Annual Credit percentage and Annual Credit duration for the SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, and SecureSource 4 Plus NY optional benefit riders;
•
Base Doubler age used to determine Base Doubler Date for the SecureSource Core Plus NY optional benefit rider;
•
Issue Ages for the SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, and SecureSource 4 Plus NY optional benefit riders.
The rider fees, percentages, age bands, credit period and terms, listed below apply to applications signed on or after April 29, 2019.
In order to get these terms, your application must be signed and in good order while this Rate Sheet Prospectus Supplement is in effect. Because we reserve the right to change these terms upon notice as provided below, if your application is not signed and in good order while this Rate Sheet Prospectus Supplement is in effect then you will receive the terms that are in effect on the date that you have a signed application in good order. The rider fees, percentages, age bands, credit period and terms, listed below will not change after your application is signed, except as provided in the prospectus (See “Charges – Optional Living Benefit Charges”; “SecureSource Core NY Rider – Lifetime Payment Percentage/Annual Credits; “SecureSource Core Plus NY Rider– Lifetime Payment Percentage/ Annual Credits/Base Doubler”; “SecureSource 4 NY Rider– Lifetime Payment Percentage /Annual Credits”; “SecureSource 4 Plus NY Rider– Lifetime Payment Percentage/Annual Credits/Base Doubler”).

The rider fees, percentages, age bands, credit period and terms listed in this Rate Sheet Prospectus Supplement are subject to change and can be superseded upon 14 days prior notice as provided below. We may periodically issue a new Rate Sheet Prospectus Supplement that may reflect different values than the previous Rate Sheet Prospectus Supplement. Please note that any superseding terms do not apply to applications that are already signed and received by us in good order. Changes to the rider fees, percentages, age bands, credit period or terms listed in this Rate Sheet Prospectus Supplement will be disclosed at least 14 days in advance in a new Rate Sheet Prospectus Supplement filed on Edgar at www.sec.gov (File No. 333 - 230375 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed on or after April 29, 2019)).
RIDER FEES
Rider	Single Life Option	Joint Life Option
SecureSource Core NYSM	1.30%	1.40%
SecureSource Core Plus NYSM	1.40%	1.50%
SecureSource 4 NY®	1.00%	1.05%
SecureSource4Plus NY®	1.30%	1.35%
(Charged annually on the contract anniversary as a percentage of contract value or the Benefit Base, whichever is greater.)

160 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

LIFETIME PAYMENT PERCENTAGE
The Lifetime Payment Percentage is used to calculate the Current Annual Payment.
SecureSource Core NY Rider
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
50-58	3.50%	N/A
59-64*	4.50%	4.20%
65-69	5.50%	5.20%
70-74	5.75%	5.45%
75-79	6.00%	5.70%
80+	6.50%	6.20%
*For Joint Life, the Age Band is 63-64.
SecureSource Core Plus NY Rider
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
60-64	4.50%	N/A
65-69	5.50%	5.20%
70-74	5.75%	5.45%
75 -79	6.00%	5.70%
80+	6.50%	6.20%
SecureSource 4 NY Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
50-58	3.00%	2.60%	1.00%
59-64	4.00%	3.60%	1.00%
65-69	5.00%	4.60%	1.00%
70-74	5.25%	4.85%	1.00%
75-79	5.50%	5.10%	1.00%
80+	6.00%	5.60%	1.00%
SecureSource 4 Plus NY Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life*	Income Bonus Percentage
50-58	3.30%	N/A	1.00%
59-64*	4.30%	4.00%	1.00%
65-69	5.30%	5.00%	1.00%
70-74	5.55%	5.25%	1.00%
75-79	5.80%	5.50%	1.00%
80+	6.30%	6.00%	1.00%
* For Joint Life, the Age Band is 61-64.
ANNUAL CREDIT PERCENTAGE AND CrEDIT PERIOD:
Rider	Annual Credit Percentage	Credit Period
SecureSource Core NYSM	6%	12 years
SecureSource Core Plus NYSM	7%	12 years
SecureSource 4 NY®	6%	12 years
SecureSource4Plus NY®	6%	12 years
base doubler age – for SecureSource Core plus NY riders:
Base Doubler age is 70.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 161

issue ages:
Rider	Issue Age - Single Life*	Issue Age - Joint Life*
SecureSource Core NYSM	85 or younger	63- 85
SecureSource Core Plus NYSM	57-85	65-85
SecureSource 4 NY®	85 or younger	85 or younger
SecureSource4Plus NY®	85 or younger	61-85
*Issue ages from 81 through 85 require prior approval.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S- 6725- 1 (4/19)

162 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

Rate Sheet Prospectus Supplement dated October 14, 2019 to the Prospectus Dated April 29, 2019
Product Name	Prospectus Form #
RiverSource RAVA 5 Advantage® Variable Annuity (Offered for contract applications signed on or after April 29, 2019)	S- 6725 CA (4/19)
Rate Sheet prospectus Supplement
This Rate Sheet Prospectus Supplement (this “Supplement”) should be read and retained with your prospectus. This Supplement must be used in conjunction with the effective RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed or after April 29, 2019) prospectus. If you need another copy of the prospectus, please call us at 1-800-862-7919. Historical rate sheet supplements will be reflected in an appendix to this prospectus. For additional information, you may consult your financial advisor or call us at 1-800-862-7919.
The Rate Sheet Prospectus Supplement has been filed with the Securities and Exchange Commission (the “SEC”) and is also available on the Edgar system at www.sec.gov (File No. 333 - 230375 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed or after April 29, 2019)).
We are issuing this Supplement to provide the:
•
Current rider fees for the SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, and SecureSource 4 Plus NY optional benefit riders;
•
Lifetime Payment Percentages and Age Bands for the SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, and SecureSource 4 Plus NY optional benefit riders;
•
Income Bonus Percentage for the SecureSource 4 NY and SecureSource 4 Plus NY optional benefit riders;
•
Annual Credit percentage and Annual Credit duration for the SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, and SecureSource 4 Plus NY optional benefit riders;
•
Base Doubler age used to determine Base Doubler Date for the SecureSource Core Plus NY optional benefit rider;
•
Issue Ages for the SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, and SecureSource 4 Plus NY optional benefit riders.
The rider fees, percentages, age bands, credit period and terms listed below apply to applications signed on or after October 28, 2019.
In order to get these terms, your application must be signed and in good order while this Rate Sheet Prospectus Supplement is in effect. Because we reserve the right to change these terms upon notice as provided below, if your application is not signed and in good order while this Rate Sheet Prospectus Supplement is in effect then you will receive the terms that are in effect on the date that you have a signed application in good order. The rider fees, percentages, age bands, credit period and terms, listed below will not change after your application is signed, except as provided in the prospectus (See “Charges – Optional Living Benefit Charges”; “SecureSource Core NY Rider – Lifetime Payment Percentage/Annual Credits; “SecureSource Core Plus NY Rider – Lifetime Payment Percentage/ Annual Credits/Base Doubler”; “SecureSource 4 NY Rider – Lifetime Payment Percentage /Annual Credits”; “SecureSource 4 Plus NY Rider – Lifetime Payment Percentage/Annual Credits/Base Doubler”).
The rider fees, percentages, age bands, credit period and terms listed in this Rate Sheet Prospectus Supplement are subject to change and can be superseded upon 14 days prior notice as provided below. We may periodically issue a new Rate Sheet Prospectus Supplement that may reflect different values than the previous Rate Sheet Prospectus Supplement. Please note that any superseding terms do not apply to applications that are already signed and received by us in good order. Changes to the rider fees, percentages, age bands, credit period or terms listed in this Rate Sheet Prospectus Supplement will be disclosed at least 14 days in advance in a new Rate Sheet Prospectus Supplement filed on Edgar at www.sec.gov (File No. 333 - 230375 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed on or after April 29, 2019)).

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 163

RIDER FEES
Rider	Single Life Option	Joint Life Option
SecureSource Core NYSM	1.45%	1.55%
SecureSource Core Plus NYSM	1.55%	1.65%
SecureSource 4 NY®	1.35%	1.40%
SecureSource 4 Plus NY®	1.45%	1.70%
(Charged annually on the contract anniversary as a percentage of contract value or the Benefit Base, whichever is greater.)
LIFETIME PAYMENT PERCENTAGE
The Lifetime Payment Percentage is used to calculate the Current Annual Payment.
SecureSource Core NY Rider
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
50-58	3.30%	N/A
59-64*	4.30%	3.90%
65-69	5.30%	4.90%
70-74	5.55%	5.15%
75-79	5.80%	5.40%
80+	6.30%	5.90%
* For Joint Life, the Age Band is 60-64.
SecureSource Core Plus NY Rider
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
57-58	3.30%	N/A
59-64*	4.30%	3.90%
65-69	5.30%	4.90%
70-74	5.55%	5.15%
75 -79	5.80%	5.40%
80+	6.30%	5.90%
* For Joint Life, the Age Band is 62-64.
SecureSource 4 NY Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
50-58	3.00%	2.65%	1.00%
59-64	4.00%	3.65%	1.00%
65-69	5.00%	4.65%	1.00%
70-74	5.25%	4.90%	1.00%
75-79	5.50%	5.15%	1.00%
80+	6.00%	5.65%	1.00%
SecureSource 4 Plus NY Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life*	Income Bonus Percentage
50-58	3.10%	N/A	1.00%
59-64*	4.10%	3.90%	1.00%
65-69	5.10%	4.90%	1.00%
70-74	5.35%	5.15%	1.00%
75-79	5.60%	5.40%	1.00%
80+	6.10%	5.90%	1.00%
* For Joint Life, the Age Band is 60-64.

164 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

ANNUAL CREDIT PERCENTAGE AND CrEDIT PERIOD:
Rider	Annual Credit Percentage	Credit Period
SecureSource Core NYSM	6%	10 years
SecureSource Core Plus NYSM	7%	10 years
SecureSource 4 NY®	6%	10 years
SecureSource 4 Plus NY®	6%	10 years
base doubler age – for SecureSource Core plus NY riders:
Base Doubler age is 70.
issue ages:
Rider	Issue Age - Single Life*	Issue Age - Joint Life*
SecureSource Core NYSM	85 or younger	60- 85
SecureSource Core Plus NYSM	57-85	62-85
SecureSource 4 NY®	85 or younger	85 or younger
SecureSource 4 Plus NY®	85 or younger	60-85
* Issue ages from 81 through 85 require prior approval.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6725-2 A (10/19)

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 165

Rate Sheet Prospectus Supplement dated March 16, 2020 to the Prospectus Dated April 29, 2019
Product Name	Prospectus Form #
RiverSource RAVA 5 Advantage® Variable Annuity (Offered for contract applications signed on or after April 29, 2019)	S- 6725 CA (4/19)
Rate Sheet prospectus Supplement
This Rate Sheet Prospectus Supplement (this “Supplement”) should be read and retained with your prospectus. This Supplement must be used in conjunction with the effective RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed or after April 29, 2019) prospectus. If you need another copy of the prospectus, please call us at 1-800-862-7919. Historical rate sheet supplements will be reflected in an appendix to this prospectus. For additional information, you may consult your financial advisor or call us at 1-800-862-7919.
The Rate Sheet Prospectus Supplement has been filed with the Securities and Exchange Commission (the “SEC”) and is also available on the Edgar system at www.sec.gov (File No. 333 - 230375 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed or after April 29, 2019)).
We are issuing this Supplement to provide the:
•
Current rider fees for the SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, and SecureSource 4 Plus NY optional benefit riders;
•
Lifetime Payment Percentages and Age Bands for the SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, and SecureSource 4 Plus NY optional benefit riders;
•
Income Bonus Percentage for the SecureSource 4 NY and SecureSource 4 Plus NY optional benefit riders;
•
Annual Credit percentage and Annual Credit duration for the SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, and SecureSource 4 Plus NY optional benefit riders;
•
Base Doubler age used to determine Base Doubler Date for the SecureSource Core Plus NY optional benefit rider;
•
Issue Ages for the SecureSource Core NY, SecureSource Core Plus NY, SecureSource 4 NY, and SecureSource 4 Plus NY optional benefit riders.
The rider fees, percentages, age bands, credit period and terms listed below apply to applications signed on or after MARCH 30, 2020.
In order to get these terms, your application must be signed and in good order while this Rate Sheet Prospectus Supplement is in effect. Because we reserve the right to change these terms upon notice as provided below, if your application is not signed and in good order while this Rate Sheet Prospectus Supplement is in effect then you will receive the terms that are in effect on the date that you have a signed application in good order. The rider fees, percentages, age bands, credit period and terms, listed below will not change after your application is signed, except as provided in the prospectus (See “Charges – Optional Living Benefit Charges”; “SecureSource Core NY Rider – Lifetime Payment Percentage/Annual Credits; “SecureSource Core Plus NY Rider – Lifetime Payment Percentage/ Annual Credits/Base Doubler”; “SecureSource 4 NY Rider – Lifetime Payment Percentage /Annual Credits”; “SecureSource 4 Plus NY Rider – Lifetime Payment Percentage/Annual Credits/Base Doubler”).
The rider fees, percentages, age bands, credit period and terms listed in this Rate Sheet Prospectus Supplement are subject to change and can be superseded upon 14 days prior notice as provided below. We may periodically issue a new Rate Sheet Prospectus Supplement that may reflect different values than the previous Rate Sheet Prospectus Supplement. Please note that any superseding terms do not apply to applications that are already signed and received by us in good order. Changes to the rider fees, percentages, age bands, credit period or terms listed in this Rate Sheet Prospectus Supplement will be disclosed at least 14 days in advance in a new Rate Sheet Prospectus Supplement filed on Edgar at www.sec.gov (File No. 333 - 230375 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed on or after April 29, 2019)).

166 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

RIDER FEES
Rider	Single Life Option	Joint Life Option
SecureSource Core NYSM	1.60%	1.70%
SecureSource Core Plus NYSM	N/A	N/A
SecureSource 4 NY®	1.55%	1.65%
SecureSource 4 Plus NY®	1.70%	1.80%
(Charged annually on the contract anniversary as a percentage of contract value or the Benefit Base, whichever is greater.)
LIFETIME PAYMENT PERCENTAGE
The Lifetime Payment Percentage is used to calculate the Current Annual Payment.
SecureSource Core NY Rider
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
50-58	3.00%	2.60%
59-64	4.00%	3.60%
65-69	5.00%	4.60%
70-74	5.20%	4.70%
75-79	5.35%	4.85%
80+	5.50%	5.00%
SecureSource Core Plus NY Rider
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
57-58	N/A	N/A
59-64	N/A	N/A
65-69	N/A	N/A
70-74	N/A	N/A
75 -79	N/A	N/A
80+	N/A	N/A
SecureSource 4 NY Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
50-58	2.80%	2.45%	1.00%
59-64	3.80%	3.45%	1.00%
65-69	4.80%	4.45%	1.00%
70-74	5.00%	4.55%	1.00%
75-79	5.15%	4.70%	1.00%
80+	5.30%	4.85%	1.00%
SecureSource 4 Plus NY Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life*	Income Bonus Percentage
50-58*	2.80%	2.45%	1.00%
59-64	3.80%	3.45%	1.00%
65-69	4.80%	4.45%	1.00%
70-74	5.00%	4.55%	1.00%
75-79	5.15%	4.70%	1.00%
80+	5.30%	4.85%	1.00%
* For Joint Life, the Age Band is 56-58.

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 167

ANNUAL CREDIT PERCENTAGE AND CrEDIT PERIOD:
Rider	Annual Credit Percentage	Credit Period
SecureSource Core NYSM	6%	10 years
SecureSource Core Plus NYSM	N/A	N/A
SecureSource 4 NY®	6%	10 years
SecureSource 4 Plus NY®	7%	10 years
base doubler age – for SecureSource Core plus NY riders
Base Doubler age is N/A.
issue ages:
Rider	Issue Age - Single Life*	Issue Age - Joint Life*
SecureSource Core NYSM	85 or younger	85 or younger
SecureSource Core Plus NYSM	N/A	N/A
SecureSource 4 NY®	85 or younger	85 or younger
SecureSource 4 Plus NY®	85 or younger	56-85
*Issue ages from 81 through 85 require prior approval.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6725-3 A (03/20)
Rate Sheet Prospectus Supplement Dated May 1, 2021 to the Prospectus Dated May 1, 2021
Product Name	Prospectus Form #
RiverSource RAVA 5 Advantage® Variable Annuity (Offered for contract applications signed on or after April 29, 2019)	S- 6725 CH (5/21)
Rate Sheet Prospectus Supplement
This Rate Sheet Prospectus Supplement (this “Supplement”) should be read and retained with your prospectus. This Supplement must be used in conjunction with the effective RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed or after April 29, 2019) prospectus. If you need another copy of the prospectus, please call us at 1-800-862-7919. Historical rate sheet supplements are reflected in Appendix G to this prospectus. For additional information, you may consult your financial advisor or call us at 1-800-862-7919.
The Rate Sheet Prospectus Supplement has been filed with the Securities and Exchange Commission (the “SEC”) and is also available on the Edgar system at www.sec.gov (File No. 333 - 230375 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed on or after April 29, 2019)).
We are issuing this Supplement to provide the:
•
Current rider fees for the SecureSource Tempo NY, SecureSource Core 2 NY, SecureSource 5 NY and SecureSource 5 Plus NY optional benefit riders;
•
Lifetime Payment Percentages and Age Bands for the SecureSource Tempo NY, SecureSource Core 2 NY, SecureSource 5 NY and SecureSource 5 Plus NY optional benefit riders;
•
Income Bonus Percentage for the SecureSource Tempo NY, SecureSource 5 NY and SecureSource 5 Plus NY optional benefit riders;
•
Annual Credit percentage and Credit Period for the SecureSource Core 2 NY, SecureSource 5 NY and SecureSource 5 Plus NY optional benefit riders;
•
Credit Multiplier, Maximum Credit percentage, Maximum Credit Carryover percentage for the SecureSource Tempo optional benefit riders.
•
Issue Ages for the SecureSource Tempo NY, SecureSource Core 2 NY, SecureSource 5 NY and SecureSource 5 Plus NY optional benefit riders.
The rider fees, percentages, age bands, credit period and terms listed below apply to applications signed on or after May 3, 2021.
In order to get these terms, your application must be signed and in good order while this Rate Sheet Prospectus Supplement is in effect. Because we reserve the right to change these terms upon notice as provided below, if your application is not signed and in good order while this Rate Sheet Prospectus Supplement is in effect then you will

168 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

receive the terms that are in effect on the date that you have a signed application in good order. The rider fees, percentages, age bands, credit period and terms, listed below will not change after your application is signed, except as provided in the prospectus (See “Charges – Optional Living Benefit Charges”; “SecureSource Tempo NY Rider – Lifetime Payment Percentage/Returns-linked Credit”; “SecureSource Core 2 NY Rider – Lifetime Payment Percentage/Annual Credits; “SecureSource 5 NY Rider – Lifetime Payment Percentage /Annual Credits”; “SecureSource 5 Plus NY Rider – Lifetime Payment Percentage/Annual Credits”; SecureSource Core 2 NY Rider – Lifetime Payment Percentage/Annual Credits).
The rider fees, percentages, age bands, credit period and terms listed in this Rate Sheet Supplement are subject to change and can be superseded upon 7 calendar days prior notice as provided below. Please note that any superseding terms do not apply to applications that are already signed and received by us in good order. Changes to the rider fees, percentages, age bands, credit period or terms listed in this Rate Sheet Prospectus Supplement will be disclosed at least 7 calendar days in advance in a new Rate Sheet Prospectus Supplement filed on Edgar at www.sec.gov (File No. 333-230375 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed on or after April 29, 2019)).
CURRENT RIDER FEES
Rider	Single Life Option	Joint Life Option
SecureSource Tempo NYSM	1.55%	1.65%
SecureSource 5 NYSM	1.55%	1.65%
SecureSource 5 Plus NYSM	1.70%	1.80%
SecureSource Core 2 NYSM	1.60%	1.70%
(Charged annually on the contract anniversary as a percentage of contract value or the Benefit Base, whichever is greater.)
LIFETIME PAYMENT PERCENTAGE and income bonus percentage
The Lifetime Payment Percentage is used to calculate the Current Annual Payment.
SecureSource Tempo NY Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
50-58	2.60%	2.30%	1.00%
59-64	3.60%	3.30%	1.00%
65-69	4.70%	4.30%	1.00%
70-74	4.90%	4.40%	1.00%
75-79	5.00%	4.55- %	1.00%
80+	5.10%	4.65%	1.00%
SecureSource 5 NY Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
50-58	2.60%	2.30%	1.00%
59-64	3.60%	3.30%	1.00%
65-69	4.70%	4.30%	1.00%
70-74	4.90%	4.40%	1.00%
75-79	5.00%	4.55- %	1.00%
80+	5.10%	4.65%	1.00%
SecureSource 5 Plus NY Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
50-58	2.60%	2.30%	1.00%
59-64	3.60%	3.30%	1.00%
65-69	4.70%	4.30%	1.00%
70-74	4.90%	4.40%	1.00%
75-79	5.00%	4.55- %	1.00%
80+	5.10%	4.65%	1.00%

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 169

SecureSource Core 2 NY Rider
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
50-58	3.00%	2.50%
59-64	4.00%	3.50%
65-69	5.00%	4.50%
70-74	5.20%	4.60%
75-79	5.35%	4.85%
80+	5.50%	5.00%
ANNUAL CREDIT PERCENTAGE AND CrEDIT PERIOD:
Rider	Annual Credit Percentage	Credit Period
SecureSource Tempo NYSM	N/A	15 years
SecureSource 5 NYSM	5%	10 years
SecureSource 5 Plus NYSM	6%	10 years
SecureSource Core 2 NYSM	5%	10 years
issue ages:
Rider	Issue Age - Single Life*	Issue Age - Joint Life*
SecureSource Tempo NYSM	85 or younger	85 or younger
SecureSource 5 NYSM	85 or younger	85 or younger
SecureSource 5 Plus NYSM	85 or younger	85 or younger
SecureSource Core 2 NYSM	85 or younger	85 or younger
*Issue ages from 81 through 85 require prior approval.
credit multiplier, MAXIMUM CREDIT PERCENTAGE AND MAXIMUM CARRYOVER PERCENTAGE for the SecureSource tempo NY rider:
Credit Multiplier is 200%, Maximum Credit Percentage is 10% and Maximum Carryover Percentage is 10%.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6725-4 A (5/21)
Rate Sheet Prospectus Supplement dated April 29, 2022, to the Prospectus Dated April 29, 2022
Product Name	Prospectus Form #
RiverSource RAVA 5 Advantage® Variable Annuity (Offered for contract applications signed on or after April 29, 2019)	PRO9102_12_A01_(4/02)
Rate Sheet Prospectus Supplement
This Rate Sheet Prospectus Supplement (this “Supplement”) should be read and retained with your prospectus. This Supplement must be used in conjunction with the effective RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed or after April 29, 2019) prospectus. If you need another copy of the prospectus, please call us at 1-800-862-7919. Historical rate sheet supplements are reflected in Appendix G to this prospectus. For additional information, you may consult your financial advisor or call us at 1-800-862-7919.
The Rate Sheet Prospectus Supplement has been filed with the Securities and Exchange Commission (the “SEC”) and is also available on the Edgar system at www.sec.gov (File No. 333 - 230375 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed on or after April 29, 2019)).
We are issuing this Supplement to provide the:
•
Current rider fees for the SecureSource Tempo NY, SecureSource Core 2 NY, SecureSource 5 NY and SecureSource 5 Plus NY optional benefit riders;
•
Lifetime Payment Percentages and Age Bands for the SecureSource Tempo NY, SecureSource Core 2 NY, SecureSource 5 NY and SecureSource 5 Plus NY optional benefit riders;
•
Income Bonus Percentage for the SecureSource Tempo NY, SecureSource 5 NY and SecureSource 5 Plus NY optional benefit riders;

170 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

•
Annual Credit percentage and Credit Period for the SecureSource Core 2 NY, SecureSource 5 NY and SecureSource 5 Plus NY optional benefit riders;
•
Credit Multiplier, Maximum Credit percentage, Maximum Credit Carryover percentage for the SecureSource Tempo optional benefit riders.
•
Issue Ages for the SecureSource Tempo NY, SecureSource Core 2 NY, SecureSource 5 NY and SecureSource 5 Plus NY optional benefit riders.
The rider fees, percentages, age bands, credit period and terms listed below apply to applications signed on or after april 29, 2022.
please note that as of jan.1, 2022, only SecureSource Tempo NY Rider is available.
In order to get these terms, your application must be signed and in good order while this Rate Sheet Prospectus Supplement is in effect. Because we reserve the right to change these terms upon notice as provided below, if your application is not signed and in good order while this Rate Sheet Prospectus Supplement is in effect then you will receive the terms that are in effect on the date that you have a signed application in good order. The rider fees, percentages, age bands, credit period and terms, listed below will not change after your application is signed, except as provided in the prospectus (See “Charges – Optional Living Benefit Charges”; “SecureSource Tempo NY Rider– Lifetime Payment Percentage/Returns-linked Credit”.
The rider fees, percentages, age bands, credit period and terms listed in this Rate Sheet Supplement are subject to change and can be superseded upon 7 calendar days prior notice as provided below. Please note that any superseding terms do not apply to applications that are already signed and received by us in good order. Changes to the rider fees, percentages, age bands, credit period or terms listed in this Rate Sheet Prospectus Supplement will be disclosed at least 7 calendar days in advance in a new Rate Sheet Prospectus Supplement filed on Edgar at www.sec.gov (File No. 333-230375 for the RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed on or after April 29, 2019)).
CURRENT RIDER FEES
Rider	Single Life Option	Joint Life Option
SecureSource Tempo NYSM	1.55%	1.65%
SecureSource 5 NYSM	1.55%	1.65%
SecureSource 5 Plus NYSM	1.70%	1.80%
SecureSource Core 2 NYSM	1.60%	1.70%
(Charged annually on the contract anniversary as a percentage of contract value or the Benefit Base, whichever is greater.)
LIFETIME PAYMENT PERCENTAGE and income bonus percentage
The Lifetime Payment Percentage is used to calculate the Current Annual Payment.
SecureSource Tempo NY Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
50-58	2.60%	2.30%	1.00%
59-64	3.60%	3.30%	1.00%
65-69	4.70%	4.30%	1.00%
70-74	4.90%	4.40%	1.00%
75-79	5.00%	4.55%	1.00%
80+	5.10%	4.65%	1.00%
SecureSource 5 NY Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
50-58	2.60%	2.30%	1.00%
59-64	3.60%	3.30%	1.00%
65-69	4.70%	4.30%	1.00%
70-74	4.90%	4.40%	1.00%
75-79	5.00%	4.55%	1.00%
80+	5.10%	4.65%	1.00%

RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus 171

SecureSource 5 Plus NY Rider
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus Percentage
50-58	2.60%	2.30%	1.00%
59-64	3.60%	3.30%	1.00%
65-69	4.70%	4.30%	1.00%
70-74	4.90%	4.40%	1.00%
75-79	5.00%	4.55- %	1.00%
80+	5.10%	4.65%	1.00%
SecureSource Core 2 NY Rider
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
50-58	3.00%	2.50%
59-64	4.00%	3.50%
65-69	5.00%	4.50%
70-74	5.20%	4.60%
75-79	5.35%	4.85%
80+	5.50%	5.00%
ANNUAL CREDIT PERCENTAGE AND CrEDIT PERIOD:
Rider	Annual Credit Percentage	Credit Period
SecureSource Tempo NYSM	N/A	15 years
SecureSource 5 NYSM	5%	10 years
SecureSource 5 Plus NYSM	6%	10 years
SecureSource Core 2 NYSM	5%	10 years
issue ages:
Rider	Issue Age - Single Life*	Issue Age - Joint Life*
SecureSource Tempo NYSM	85 or younger	85 or younger
SecureSource 5 NYSM	85 or younger	85 or younger
SecureSource 5 Plus NYSM	85 or younger	85 or younger
SecureSource Core 2 NYSM	85 or younger	85 or younger
*Issue ages from 81 through 85 require prior approval.
credit multiplier, MAXIMUM CREDIT PERCENTAGE AND MAXIMUM CARRYOVER PERCENTAGE for the SecureSource tempo NY rider:
Credit Multiplier is 200%, Maximum Credit Percentage is 10% and Maximum Carryover Percentage is 10%.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
SUP9102-0001 (04/22)

172 RiverSource RAVA 5 Advantage Variable Annuity NY — Prospectus

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The Statement of Additional Information (SAI) includes additional information about the Contract. The SAI, dated the same date as this prospectus, is incorporated by reference into this prospectus. The SAI is available, without charge, upon request. For a free copy of the SAI, or for more information about the Contract, call us at 1-800-862-7919, visit our website at riversource.com/annuities or write to us at: 70100 Ameriprise Financial Center Minneapolis, MN 55474.

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203
1-800-541-2251
PRO9102_12_C01_(05/24)
Reports and other information about RiverSource Life of New York Variable Annuity Account are available on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Contract Identifier: C000212359
© 2008-2024 RiverSource Life Insurance Company. All rights reserved.

STATEMENT OF ADDITIONAL INFORMATION FOR

RIVERSOURCE® RETIREMENT ADVISOR ADVANTAGE PLUS VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR 4 ADVANTAGE® VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR 4 SELECT® VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR 4 ACCESS® VARIABLE ANNUITY

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 SELECT® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY

(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 SELECT® VARIABLE ANNUITY

(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY

(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE® RAVA 5 SELECT® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 29, 2019)

RIVERSOURCE® RAVA 5 CHOICESM VARIABLE ANNUITY

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY

(Offered for contract applications signed on or after June 22, 2020)

RIVERSOURCE® RAVA Apex NY VARIABLE ANNUITY

RIVERSOURCE® RAVA Vista NY VARIABLE ANNUITY

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

May 1, 2024

RiverSource of New York Variable Annuity Account is a separate account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below. This SAI contains financial information for all the subaccounts of the RiverSource of New York Variable Annuity Account. Not all subaccounts shown will apply to your specific contract.

RiverSource Life Insurance Co. of New York

20 Madison Avenue Extension

Albany, NY 12203

1-800-541-2251

SAI9025_12_C01_(5/24)

2	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Company

We are RiverSource Life Insurance Co. of New York (the “Company”, “we”, “our” and “us”). We are a stock life insurance company organized in 1972 under the laws of the state of New York and are located at 20 Madison Avenue Extension, Albany, New York 12203. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

Non-Principal Risks of Investing in the Contracts

Fund of Funds Risk. Funds that are “funds of funds” (or “feeder funds”) invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return.

Money Market Fund Sub-Account Delay of Payment Risk. If, pursuant to SEC rules, a Fund that is a money market fund suspends payment of redemption proceeds in connection with a liquidation of such Fund, we will delay payment of any transfer, partial withdrawal, full surrender, or death benefit from the corresponding Subaccount until the Fund is liquidated.

Mixed and Shared Funding Risk. Fund shares may be sold to our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as mixed and shared funding. As a result, there is a possibility that a material conflict may arise between the interests of Owners, and other Owner’s investing in these Funds. If a material conflict arises, we will consider what action may be appropriate, including removing the Fund from the Variable Account or replacing the Fund with another underlying Fund.

BUSINESS CONTINUITY/DISASTER RECOVERY

Disruptive events, including natural or man-made disasters and public health crises may adversely affect our ability to conduct business, including if our employees, the employees of intermediaries or service providers are unable to perform their responsibilities as a result of any such event. Such disruptions to our business operations could interfere with processing of transactions (including the issuance of contracts). Also, disruptions may interfere with our ability to receive, pick up and process mail and messages, impact our ability to calculate values, or cause other operational or system issues. Furthermore, these disruptions may persist even if our employees, the employees of intermediaries or service providers are able to work remotely. These events may also impact the issuers of securities in which the Funds invest, which may cause the Funds to lose value. There can be no assurance that RiverSource Life of NY, the Funds, or our service providers will avoid losses affecting your policy due to a disaster or other catastrophe.

Services

Our Service Center performs certain administrative services on the contracts and policies we issue. The address and telephone number of our Service Center are listed on the first page of the prospectus.

We also have entered into agreements with the following affiliated entities to provide the identified services in connection with the contracts and policies we issue. The entities engaged by RiverSource Life of NY may change over time. We may modify, terminate, or enter into new arrangements with service providers at any time.

Affiliated entities that provide a significant amount of services to RiverSource Life of NY are listed in the table below, along with a description of the services provided and the basis for compensation paid.

Name of Service Provider	Services Provided	Principal Business Address	Basis for Compensation Paid
Ameriprise Financial, Inc. (“AFI”)	Business affairs management and administrative support related to new business and servicing of existing contracts and policies	707 Second Avenue South Minneapolis, MN 55474 USA	Expense allocation based primarily on policies in force, secondarily on policies issued or cash sales (for acquisition expenses)

RiverSource Life Insurance Company	Business affairs management and administrative support related to new business and servicing of existing contracts and policies	707 Second Avenue South Minneapolis, MN 55474 USA	Expense allocation based primarily on policies in force, secondarily on policies issued or cash sales (for acquisition expenses)

The aggregate dollar amount paid to AFI by RiverSource Life of NY for the services provided in 2023 was $924,559, in 2022 was $945,315, and in 2021 was $1,036,749.

The aggregate dollar amount paid to RiverSource Life Insurance Company by RiverSource Life of NY for the services provided in 2023 was $8,187,310, in 2022 was $6,710,395, and in 2021 was $5,714,585.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	3

Calculating Annuity Payouts

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payout, we:

•	determine the dollar value of your contract on the valuation date; then

•	apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date. The underlying number of units in your subaccount is fixed. The value of units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

•	the annuity unit value on the valuation date; by

•	the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

•	the net investment factor; and

•	the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

•	adding the fund’s current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

•	dividing that sum by the previous adjusted net asset value per share; and

•	subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

•	take the value of your fixed account at the retirement/settlement date or the date you selected to begin receiving your annuity payouts; then

•	using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

Generally, RiverSource Life of NY does not receive individual ratings from rating agencies but receives the same ratings as its parent, RiverSource Life Insurance Company. Rating agencies evaluate the creditworthiness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency’s estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

4	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

For detailed information on the agency ratings given to RiverSource Life of NY, see “Investor Relations — Financial Information — Credit Ratings” on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best	www.ambest.com

Moody’s	www.moodys.com

Standard & Poor’s	www.standardandpoors.com

A.M. Best — Rates insurance companies for their financial strength.

Moody’s — Rates insurance companies for their financial strength.

Standard & Poor’s — Rates insurance companies for their financial strength.

Principal Underwriter

RiverSource Distributors, Inc. (RiverSource Distributors) serves as principal underwriter for the contracts, which are offered on a continuous basis. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The contracts are offered to the public through certain securities broker-dealers that have entered into sales agreements with RiverSource Life of NY and RiverSource Distributors and whose personnel are legally authorized to sell annuity and life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

The aggregate dollar amount of underwriting commissions paid to RiverSource Distributors by RiverSource Life of NY for the variable accounts in 2023 was $18,456,768, in 2022 was $20,929,617, and in 2021 was $27,017,299. RiverSource Distributors retained no underwriting commissions from the sale of the contracts.

Independent Registered Public Accounting Firm

The financial statements of RiverSource Life Insurance Co. of New York as of December 31, 2023 and December 31, 2022 and for each of the three years in the period ended December 31, 2023 and the financial statements of each of the divisions of RiverSource of New York Variable Annuity Account as of December 31, 2023 and for the period then ended and the statement of changes in net assets for the period ended December 31, 2022 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP provides accounting and auditing services to RiverSource Life of NY and the variable account. PricewaterhouseCoopers LLP’s principal business address is 45 South Seventh Street, Suite 3400, Minneapolis, MN 55402.

Custodian

RiverSource Life of NY is the custodian of the assets of RiverSource of New York Variable Annuity Account. RiverSource Life of NY holds these assets for safekeeping, maintains records and accounts relating to the variable account including purchase and redemption transactions, and is responsible for administration of the contracts. RiverSource Life of NY’s principal offices are located at 20 Madison Avenue Extension, Albany, NY 12203.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	5

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK AND

THE CONTRACT OWNERS OF RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the divisions of RiverSource of New York Variable Annuity Account, as indicated in Note 1, as of December 31, 2023, and the related statements of operations and of changes in net assets for each of the periods indicated in Note 1, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions of RiverSource of New York Variable Annuity Account as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated in Note 1 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the RiverSource Life Insurance Co. of New York management. Our responsibility is to express an opinion on the financial statements of each of the divisions of the RiverSource of New York Variable Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the divisions of the RiverSource of New York Variable Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 22, 2024

We have served as the auditor of one or more of the divisions of RiverSource of New York Variable Annuity Account since 2010.

6	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2023	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B	AB VPS Sus Gbl Thematic, Cl B
Assets
Investments, at fair value(1),(2)	$714,329	$3,634,482	$10,229,156	$4,743,634	$447,989
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	5,427	—	193	—
Receivable for share redemptions	667	2,513	9,352	3,316	328
Total assets	714,996	3,642,422	10,238,508	4,747,143	448,317

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	667	2,512	8,736	3,316	328
Contract terminations	—	1	616	—	—
Payable for investments purchased	—	5,427	—	193	—
Total liabilities	667	7,940	9,352	3,509	328
Net assets applicable to contracts in accumulation period	712,821	3,628,605	10,203,346	4,741,868	446,305
Net assets applicable to contracts in payment period	—	5,877	21,074	—	—
Net assets applicable to seed money	1,508	—	4,736	1,766	1,684
Total net assets	$714,329	$3,634,482	$10,229,156	$4,743,634	$447,989
(1) Investment shares	80,262	247,076	152,765	164,824	14,428
(2) Investments, at cost	$848,252	$3,629,814	$9,558,626	$4,309,346	$382,855

December 31, 2023 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Intl Eq, Cl 2	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III
Assets
Investments, at fair value(1),(2)	$2,385,922	$894,141	$2,553,302	$4,170,139	$2,021,816
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	37	62	167	738	10
Receivable for share redemptions	1,595	645	2,125	3,238	1,696
Total assets	2,387,554	894,848	2,555,594	4,174,115	2,023,522

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,595	645	1,939	3,235	1,696
Contract terminations	—	—	186	3	—
Payable for investments purchased	37	62	167	738	10
Total liabilities	1,632	707	2,292	3,976	1,706
Net assets applicable to contracts in accumulation period	2,385,922	878,986	2,468,064	4,168,673	2,019,486
Net assets applicable to contracts in payment period	—	14,988	82,610	—	—
Net assets applicable to seed money	—	167	2,628	1,466	2,330
Total net assets	$2,385,922	$894,141	$2,553,302	$4,170,139	$2,021,816
(1) Investment shares	127,726	456,195	98,242	530,552	186,859
(2) Investments, at cost	$2,171,592	$1,255,057	$2,302,283	$5,324,776	$1,651,089

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	7

Statement of Assets and Liabilities

December 31, 2023 (continued)	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I
Assets
Investments, at fair value(1),(2)	$160,766	$739,039	$2,522,206	$2,825,091	$495,836
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	447	—	—
Receivable for share redemptions	130	509	2,000	2,439	335
Total assets	160,896	739,548	2,524,653	2,827,530	496,171

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	130	509	1,971	2,121	335
Contract terminations	—	—	29	318	—
Payable for investments purchased	—	—	447	—	—
Total liabilities	130	509	2,447	2,439	335
Net assets applicable to contracts in accumulation period	160,766	734,830	2,521,376	2,824,665	495,836
Net assets applicable to contracts in payment period	—	3,134	—	—	—
Net assets applicable to seed money	—	1,075	830	426	—
Total net assets	$160,766	$739,039	$2,522,206	$2,825,091	$495,836
(1) Investment shares	15,195	69,985	129,543	114,562	40,676
(2) Investments, at cost	$140,364	$676,579	$2,424,631	$2,219,614	$353,241

December 31, 2023 (continued)	AC VP Val, Cl II	BlackRock Adv SMID Cap VI, Cl III	BlackRock Global Alloc, Cl III	BNY Mellon Sus US Eq, Serv	Calvert VP EAFE Intl Index, Cl F
Assets
Investments, at fair value(1),(2)	$13,591,683	$293,185	$6,170,764	$64,422	$352,347
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	452	—	275	—	—
Receivable for share redemptions	11,422	225	5,161	53	292
Total assets	13,603,557	293,410	6,176,200	64,475	352,639

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	11,035	225	5,077	53	292
Contract terminations	387	—	84	—	—
Payable for investments purchased	452	—	275	—	—
Total liabilities	11,874	225	5,436	53	292
Net assets applicable to contracts in accumulation period	13,555,555	292,215	6,087,626	61,581	346,910
Net assets applicable to contracts in payment period	34,495	—	82,134	—	—
Net assets applicable to seed money	1,633	970	1,004	2,841	5,437
Total net assets	$13,591,683	$293,185	$6,170,764	$64,422	$352,347
(1) Investment shares	1,113,160	29,615	473,581	1,462	3,725
(2) Investments, at cost	$11,375,611	$260,171	$7,027,302	$60,089	$317,985

See accompanying notes to financial statements.

8	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2023 (continued)	Calvert VP Nasdaq 100 Index, Cl F	Calv VP Russ 2000 Sm Cap Ind, Cl F	Calvert VP SRI Bal, Cl F	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Assets
Investments, at fair value(1),(2)	$2,114,426	$506,775	$314,805	$1,948,989	$471,751
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	88
Receivable for share redemptions	1,606	426	236	1,239	335
Total assets	2,116,032	507,201	315,041	1,950,228	472,174

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,584	426	236	1,239	335
Contract terminations	22	—	—	—	—
Payable for investments purchased	—	—	—	—	88
Total liabilities	1,606	426	236	1,239	423
Net assets applicable to contracts in accumulation period	2,109,469	503,137	313,845	1,948,853	471,366
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	4,957	3,638	960	136	385
Total net assets	$2,114,426	$506,775	$314,805	$1,948,989	$471,751
(1) Investment shares	15,140	6,426	133,960	822,358	17,249
(2) Investments, at cost	$1,672,503	$470,079	$291,996	$1,734,859	$448,120

December 31, 2023 (continued)	Col VP Bal, Cl 2	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2
Assets
Investments, at fair value(1),(2)	$12,875,516	$49,684,729	$658,204	$6,034,466	$3,181,537
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	115,757	7,612	—	—	133,794
Receivable for share redemptions	10,672	42,701	537	7,842	2,626
Total assets	13,001,945	49,735,042	658,741	6,042,308	3,317,957

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	10,672	42,579	537	5,128	2,626
Contract terminations	—	122	—	2,714	—
Payable for investments purchased	115,757	7,612	—	—	133,794
Total liabilities	126,429	50,313	537	7,842	136,420
Net assets applicable to contracts in accumulation period	12,875,331	49,543,746	656,149	6,033,959	3,180,456
Net assets applicable to contracts in payment period	—	140,620	—	—	—
Net assets applicable to seed money	185	363	2,055	507	1,081
Total net assets	$12,875,516	$49,684,729	$658,204	$6,034,466	$3,181,537
(1) Investment shares	308,988	1,177,363	179,347	141,921	36,730
(2) Investments, at cost	$11,803,649	$33,699,844	$853,234	$3,590,208	$2,319,341

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	9

Statement of Assets and Liabilities

December 31, 2023 (continued)	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2
Assets
Investments, at fair value(1),(2)	$17,906,251	$5,830,278	$19,916,112	$1,084,456	$2,565,820
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	48	2,033	2	185
Receivable for share redemptions	16,317	5,079	15,634	877	2,130
Total assets	17,922,568	5,835,405	19,933,779	1,085,335	2,568,135

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	15,519	5,075	15,488	877	2,128
Contract terminations	798	4	146	—	2
Payable for investments purchased	—	48	2,033	2	185
Total liabilities	16,317	5,127	17,667	879	2,315
Net assets applicable to contracts in accumulation period	17,821,053	5,829,827	19,721,267	1,083,445	2,564,645
Net assets applicable to contracts in payment period	84,487	—	194,845	—	—
Net assets applicable to seed money	711	451	—	1,011	1,175
Total net assets	$17,906,251	$5,830,278	$19,916,112	$1,084,456	$2,565,820
(1) Investment shares	203,388	153,833	516,497	138,147	266,717
(2) Investments, at cost	$5,458,910	$4,697,533	$7,506,280	$1,282,531	$3,857,472

December 31, 2023 (continued)	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3
Assets
Investments, at fair value(1),(2)	$4,052,503	$1,090,791	$2,469,210	$16,426,054	$7,553,882
Dividends receivable	—	—	—	2,175	1,018
Accounts receivable from RiverSource Life of NY for contract purchase payments	3,692	—	320	12	38
Receivable for share redemptions	3,264	967	1,884	162,820	9,393
Total assets	4,059,459	1,091,758	2,471,414	16,591,061	7,564,331

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,251	967	1,884	12,820	5,773
Contract terminations	13	—	—	150,000	3,621
Payable for investments purchased	3,692	—	320	12	38
Total liabilities	6,956	967	2,204	162,832	9,432
Net assets applicable to contracts in accumulation period	4,010,346	1,089,753	2,461,424	16,407,591	7,540,556
Net assets applicable to contracts in payment period	42,157	—	7,692	—	14,342
Net assets applicable to seed money	—	1,038	94	20,638	1
Total net assets	$4,052,503	$1,090,791	$2,469,210	$16,428,229	$7,554,899
(1) Investment shares	415,641	142,587	319,019	16,426,054	7,553,882
(2) Investments, at cost	$5,400,191	$1,190,164	$3,128,129	$16,426,052	$7,553,823

See accompanying notes to financial statements.

10	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2023 (continued)	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2
Assets
Investments, at fair value(1),(2)	$4,478,505	$5,298,350	$3,757,141	$4,263,405	$6,040,721
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	10	542	99	654	—
Receivable for share redemptions	3,736	4,215	3,139	3,212	5,034
Total assets	4,482,251	5,303,107	3,760,379	4,267,271	6,045,755

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,736	4,204	3,139	3,193	5,023
Contract terminations	—	11	—	19	11
Payable for investments purchased	10	542	99	654	—
Total liabilities	3,746	4,757	3,238	3,866	5,034
Net assets applicable to contracts in accumulation period	4,477,296	5,264,249	3,755,771	4,248,272	6,039,810
Net assets applicable to contracts in payment period	—	34,099	—	15,133	—
Net assets applicable to seed money	1,209	2	1,370	—	911
Total net assets	$4,478,505	$5,298,350	$3,757,141	$4,263,405	$6,040,721
(1) Investment shares	742,704	870,008	596,372	666,157	706,517
(2) Investments, at cost	$4,695,778	$5,713,450	$4,209,314	$5,238,478	$6,912,313

December 31, 2023 (continued)	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 2	Col VP Lg Cap Index, Cl 3
Assets
Investments, at fair value(1),(2)	$10,923,998	$7,517,940	$4,309,905	$20,353,028	$73,880,087
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,283	18,000	412	—	1,375
Receivable for share redemptions	8,507	6,359	27,456	16,242	80,682
Total assets	10,933,788	7,542,299	4,337,773	20,369,270	73,962,144

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	8,451	6,359	2,975	16,103	58,724
Contract terminations	56	—	24,481	139	21,958
Payable for investments purchased	1,283	18,000	412	—	1,375
Total liabilities	9,790	24,359	27,868	16,242	82,057
Net assets applicable to contracts in accumulation period	10,880,641	7,517,401	4,309,568	20,352,893	73,879,703
Net assets applicable to contracts in payment period	43,356	—	—	—	—
Net assets applicable to seed money	1	539	337	135	384
Total net assets	$10,923,998	$7,517,940	$4,309,905	$20,353,028	$73,880,087
(1) Investment shares	1,270,232	208,716	117,500	520,006	1,857,684
(2) Investments, at cost	$13,133,143	$5,345,860	$1,468,338	$17,906,562	$44,217,211

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	11

Statement of Assets and Liabilities

December 31, 2023 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Eq, Cl 2
Assets
Investments, at fair value(1),(2)	$3,846,560	$1,387,529	$1,091,693	$2,949,760	$228,051
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	2,570	—	—	505	—
Receivable for share redemptions	3,081	1,063	947	2,534	100
Total assets	3,852,211	1,388,592	1,092,640	2,952,799	228,151

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,081	1,063	945	2,518	100
Contract terminations	—	—	2	16	—
Payable for investments purchased	2,570	—	—	505	—
Total liabilities	5,651	1,063	947	3,039	100
Net assets applicable to contracts in accumulation period	3,845,566	1,386,564	1,090,055	2,928,592	227,634
Net assets applicable to contracts in payment period	—	—	—	21,168	—
Net assets applicable to seed money	994	965	1,638	—	417
Total net assets	$3,846,560	$1,387,529	$1,091,693	$2,949,760	$228,051
(1) Investment shares	407,907	176,082	82,579	221,786	12,208
(2) Investments, at cost	$3,908,912	$1,626,681	$1,097,901	$2,761,193	$220,003

December 31, 2023 (continued)	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 2
Assets
Investments, at fair value(1),(2)	$3,905,366	$793,494	$2,408,592	$3,329,147	$2,768,446
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	7	—	12	1
Receivable for share redemptions	3,306	692	2,099	2,993	2,366
Total assets	3,908,672	794,193	2,410,691	3,332,152	2,770,813

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,306	619	2,096	2,940	2,363
Contract terminations	—	73	3	53	3
Payable for investments purchased	—	7	—	12	1
Total liabilities	3,306	699	2,099	3,005	2,367
Net assets applicable to contracts in accumulation period	3,904,920	793,036	2,408,083	3,298,512	2,767,878
Net assets applicable to contracts in payment period	—	—	—	30,150	—
Net assets applicable to seed money	446	458	509	485	568
Total net assets	$3,905,366	$793,494	$2,408,592	$3,329,147	$2,768,446
(1) Investment shares	104,310	20,865	54,853	74,594	77,548
(2) Investments, at cost	$3,277,524	$496,674	$2,040,642	$1,323,399	$2,204,625
See accompanying notes to financial statements.

12	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2023 (continued)	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Sel Gbl Tech, Cl 2	Col VP Sm Cap Val, Cl 2
Assets
Investments, at fair value(1),(2)	$1,705,627	$1,392,463	$1,419,055	$536,914	$30,030
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	744	—	—
Receivable for share redemptions	1,304	1,231	985	380	23
Total assets	1,706,931	1,393,694	1,420,784	537,294	30,053

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,268	1,217	957	380	23
Contract terminations	36	14	28	—	—
Payable for investments purchased	—	—	744	—	—
Total liabilities	1,304	1,231	1,729	380	23
Net assets applicable to contracts in accumulation period	1,705,582	1,391,917	1,417,215	535,188	28,677
Net assets applicable to contracts in payment period	—	—	1,635	—	—
Net assets applicable to seed money	45	546	205	1,726	1,353
Total net assets	$1,705,627	$1,392,463	$1,419,055	$536,914	$30,030
(1) Investment shares	47,039	41,715	41,786	22,205	2,344
(2) Investments, at cost	$698,302	$1,151,541	$739,604	$432,090	$28,137

December 31, 2023 (continued)	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 2
Assets
Investments, at fair value(1),(2)	$4,011,703	$1,369,764	$2,161,063	$440,387	$1,580,880
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	778	439	793	—
Receivable for share redemptions	3,580	1,143	1,511	309	1,398
Total assets	4,015,283	1,371,685	2,163,013	441,489	1,582,278

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,580	1,143	1,511	309	1,398
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	778	439	793	—
Total liabilities	3,580	1,921	1,950	1,102	1,398
Net assets applicable to contracts in accumulation period	4,010,659	1,368,663	2,161,063	440,387	1,579,646
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,044	1,101	—	—	1,234
Total net assets	$4,011,703	$1,369,764	$2,161,063	$440,387	$1,580,880
(1) Investment shares	1,099,097	153,733	242,000	24,923	172,963
(2) Investments, at cost	$4,391,507	$1,532,315	$2,495,414	$710,255	$1,808,157

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	13

Statement of Assets and Liabilities

December 31, 2023 (continued)	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2	CTIVP MFS Val, Cl 2	CTIVP MS Adv, Cl 2
Assets
Investments, at fair value(1),(2)	$1,431,228	$2,413,499	$1,131,631	$4,911,732	$1,262,646
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	24	3,491	—	321	—
Receivable for share redemptions	1,204	1,782	1,001	4,019	1,065
Total assets	1,432,456	2,418,772	1,132,632	4,916,072	1,263,711

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,204	1,782	925	4,019	1,065
Contract terminations	—	—	76	—	—
Payable for investments purchased	24	3,491	—	321	—
Total liabilities	1,228	5,273	1,001	4,340	1,065
Net assets applicable to contracts in accumulation period	1,430,187	2,413,364	1,130,279	4,911,081	1,261,769
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,041	135	1,352	651	877
Total net assets	$1,431,228	$2,413,499	$1,131,631	$4,911,732	$1,262,646
(1) Investment shares	326,764	539,933	180,196	132,178	28,216
(2) Investments, at cost	$1,797,585	$3,380,131	$1,432,261	$3,682,546	$1,216,589

December 31, 2023 (continued)	CTIVP Prin Blue Chip Gro, Cl 1	CTIVP Prin Blue Chip Gro, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2
Assets
Investments, at fair value(1),(2)	$5,252,785	$2,611,800	$4,162,716	$2,224,510	$6,128,825
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	18,000	—	—	34
Receivable for share redemptions	9,417	5,442	3,518	1,652	5,063
Total assets	5,262,202	2,635,242	4,166,234	2,226,162	6,133,922

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,958	2,261	3,518	1,652	5,063
Contract terminations	5,459	3,181	—	—	—
Payable for investments purchased	—	18,000	—	—	34
Total liabilities	9,417	23,442	3,518	1,652	5,097
Net assets applicable to contracts in accumulation period	5,252,757	2,610,237	4,162,122	2,223,546	6,128,271
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	28	1,563	594	964	554
Total net assets	$5,252,785	$2,611,800	$4,162,716	$2,224,510	$6,128,825
(1) Investment shares	89,015	45,773	122,758	237,408	137,202
(2) Investments, at cost	$2,115,504	$1,816,547	$3,258,476	$2,349,492	$4,333,898

See accompanying notes to financial statements.

14	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2023 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Westfield Mid Cap Gro, Cl 2	Del Ivy VIP Asset Strategy, Cl II	Del VIP for Inc, Serv Cl	Del VIP Intl, Serv Cl
Assets
Investments, at fair value(1),(2)	$1,055,484	$1,272,171	$573,972	$95,660	$66,404
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	803	1,435	466	75	41
Total assets	1,056,287	1,273,606	574,438	95,735	66,445

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	803	1,046	466	75	41
Contract terminations	—	389	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	803	1,435	466	75	41
Net assets applicable to contracts in accumulation period	1,053,510	1,271,601	572,648	94,458	65,193
Net assets applicable to contracts in payment period	1,419	—	—	—	—
Net assets applicable to seed money	555	570	1,324	1,202	1,211
Total net assets	$1,055,484	$1,272,171	$573,972	$95,660	$66,404
(1) Investment shares	23,223	29,476	65,522	17,021	3,981
(2) Investments, at cost	$599,014	$743,256	$621,767	$89,780	$63,818

December 31, 2023 (continued)	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Emer Mkts, Serv Cl 2	Fid VIP Energy, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$838,122	$5,119,367	$42,053,541	$46,491	$425,857
Dividends receivable	—	36,011	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	130	85	—	—
Receivable for share redemptions	729	3,974	36,501	45	321
Total assets	838,851	5,159,482	42,090,127	46,536	426,178

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	729	3,952	34,124	45	321
Contract terminations	—	22	2,377	—	—
Payable for investments purchased	—	36,141	85	—	—
Total liabilities	729	40,115	36,586	45	321
Net assets applicable to contracts in accumulation period	836,874	5,098,931	42,051,426	45,426	424,585
Net assets applicable to contracts in payment period	—	4,775	—	—	—
Net assets applicable to seed money	1,248	15,661	2,115	1,065	1,272
Total net assets	$838,122	$5,119,367	$42,053,541	$46,491	$425,857
(1) Investment shares	65,890	591,834	898,004	4,394	17,318
(2) Investments, at cost	$875,523	$5,267,846	$34,314,209	$42,993	$443,222

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	15

Statement of Assets and Liabilities

December 31, 2023 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Serv Cl 2	Fid VIP Intl Cap Appr, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$826,940	$7,646,412	$668,400	$189,584	$1,334,802
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	18,000	15,000	—
Receivable for share redemptions	567	5,640	501	137	952
Total assets	827,507	7,652,052	686,901	204,721	1,335,754

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	567	5,601	501	137	952
Contract terminations	—	39	—	—	—
Payable for investments purchased	—	—	18,000	15,000	—
Total liabilities	567	5,640	18,501	15,137	952
Net assets applicable to contracts in accumulation period	826,940	7,474,384	666,102	188,549	1,334,058
Net assets applicable to contracts in payment period	—	170,554	—	—	—
Net assets applicable to seed money	—	1,474	2,298	1,035	744
Total net assets	$826,940	$7,646,412	$668,400	$189,584	$1,334,802
(1) Investment shares	30,983	292,742	11,526	9,054	123,364
(2) Investments, at cost	$582,690	$5,421,352	$557,266	$166,850	$1,311,603

December 31, 2023 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$1,625,242	$24,436,367	$209,014	$2,332,892	$9,249,799
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	8	—	48	293
Receivable for share redemptions	6,417	19,877	4,717	2,471	7,569
Total assets	1,631,659	24,456,252	213,731	2,335,411	9,257,661

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,126	18,828	146	1,678	7,564
Contract terminations	5,291	1,049	4,571	793	5
Payable for investments purchased	—	8	—	48	293
Total liabilities	6,417	19,885	4,717	2,519	7,862
Net assets applicable to contracts in accumulation period	1,625,242	24,386,693	209,014	2,332,703	9,248,955
Net assets applicable to contracts in payment period	—	47,870	—	65	—
Net assets applicable to seed money	—	1,804	—	124	844
Total net assets	$1,625,242	$24,436,367	$209,014	$2,332,892	$9,249,799
(1) Investment shares	45,259	704,421	8,139	91,450	893,700
(2) Investments, at cost	$1,417,643	$23,172,826	$161,456	$1,828,175	$9,920,890

See accompanying notes to financial statements.

16	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2023 (continued)	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Inc, Cl 4	Frank Mutual Gbl Dis, Cl 4	Frank Mutual Shares, Cl 2
Assets
Investments, at fair value(1),(2)	$2,066,562	$4,573,952	$715,860	$31,285	$7,816,731
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	16
Receivable for share redemptions	2,701	4,086	580	26	10,073
Total assets	2,069,263	4,578,038	716,440	31,311	7,826,820

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,430	4,043	580	26	6,228
Contract terminations	1,271	43	—	—	3,845
Payable for investments purchased	—	—	—	—	16
Total liabilities	2,701	4,086	580	26	10,089
Net assets applicable to contracts in accumulation period	2,010,087	4,572,856	715,014	29,919	7,815,485
Net assets applicable to contracts in payment period	56,475	—	—	—	—
Net assets applicable to seed money	—	1,096	846	1,366	1,246
Total net assets	$2,066,562	$4,573,952	$715,860	$31,285	$7,816,731
(1) Investment shares	164,666	322,109	48,798	1,648	509,898
(2) Investments, at cost	$2,547,171	$4,814,905	$731,397	$30,621	$8,618,325

December 31, 2023 (continued)	Frank Sm Cap Val, Cl 2	Frank Sm Cap Val, Cl 4	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Multi-Strategy Alt, Serv
Assets
Investments, at fair value(1),(2)	$7,578,688	$408,236	$6,555,625	$595,281	$94,830
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	447	—	3	—	—
Receivable for share redemptions	6,162	378	7,059	515	79
Total assets	7,585,297	408,614	6,562,687	595,796	94,909

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	5,941	378	4,584	515	79
Contract terminations	221	—	2,475	—	—
Payable for investments purchased	447	—	3	—	—
Total liabilities	6,609	378	7,062	515	79
Net assets applicable to contracts in accumulation period	7,567,741	407,204	6,488,600	594,190	93,686
Net assets applicable to contracts in payment period	9,191	—	67,025	—	—
Net assets applicable to seed money	1,756	1,032	—	1,091	1,144
Total net assets	$7,578,688	$408,236	$6,555,625	$595,281	$94,830
(1) Investment shares	571,114	29,412	409,471	67,340	10,667
(2) Investments, at cost	$8,377,036	$381,558	$6,392,694	$623,912	$97,097

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	17

Statement of Assets and Liabilities

December 31, 2023 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT Sm Cap Eq Insights, Serv	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Assets
Investments, at fair value(1),(2)	$163,587	$119,190	$3,692,790	$252,388	$1,850,566
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	113	101	3,117	165	3,590
Total assets	163,700	119,291	3,695,907	252,553	1,854,156

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	113	96	2,711	165	1,324
Contract terminations	—	5	406	—	2,266
Payable for investments purchased	—	—	—	—	—
Total liabilities	113	101	3,117	165	3,590
Net assets applicable to contracts in accumulation period	163,587	118,232	3,673,342	252,388	1,848,537
Net assets applicable to contracts in payment period	—	—	19,344	—	—
Net assets applicable to seed money	—	958	104	—	2,029
Total net assets	$163,587	$119,190	$3,692,790	$252,388	$1,850,566
(1) Investment shares	13,321	9,834	189,083	4,281	34,779
(2) Investments, at cost	$163,933	$106,951	$3,145,997	$224,008	$1,758,406

December 31, 2023 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Plus Bond, Ser II	Invesco VI Dis Mid Cap Gro, Ser I
Assets
Investments, at fair value(1),(2)	$1,323,368	$4,181,883	$5,424,654	$421,924	$677,733
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	128	33	—	—	408
Receivable for share redemptions	1,188	3,108	5,560	374	438
Total assets	1,324,684	4,185,024	5,430,214	422,298	678,579

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,188	3,017	5,398	374	438
Contract terminations	—	91	162	—	—
Payable for investments purchased	128	33	—	—	408
Total liabilities	1,316	3,141	5,560	374	846
Net assets applicable to contracts in accumulation period	1,321,911	4,180,908	5,400,989	421,110	677,733
Net assets applicable to contracts in payment period	—	—	23,665	—	—
Net assets applicable to seed money	1,457	975	—	814	—
Total net assets	$1,323,368	$4,181,883	$5,424,654	$421,924	$677,733
(1) Investment shares	156,058	213,579	185,205	74,413	10,790
(2) Investments, at cost	$1,527,580	$3,359,666	$5,134,396	$411,129	$807,057

See accompanying notes to financial statements.

18	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2023 (continued)	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI EQV Intl Eq, Ser II	Invesco VI Global, Ser II
Assets
Investments, at fair value(1),(2)	$419,232	$706,637	$283,441	$1,945,782	$7,898,973
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	321	602	215	1,490	8,691
Total assets	419,553	707,239	283,656	1,947,272	7,907,664

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	321	543	215	1,411	6,389
Contract terminations	—	59	—	79	2,302
Payable for investments purchased	—	—	—	—	—
Total liabilities	321	602	215	1,490	8,691
Net assets applicable to contracts in accumulation period	418,492	706,637	283,441	1,935,112	7,896,281
Net assets applicable to contracts in payment period	—	—	—	10,280	—
Net assets applicable to seed money	740	—	—	390	2,692
Total net assets	$419,232	$706,637	$283,441	$1,945,782	$7,898,973
(1) Investment shares	7,762	29,152	11,815	58,135	222,506
(2) Investments, at cost	$521,913	$650,928	$267,713	$1,871,984	$8,198,844

December 31, 2023 (continued)	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Hlth, Ser II	Invesco VI Main St, Ser II	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I
Assets
Investments, at fair value(1),(2)	$6,451,160	$1,333,730	$159,613	$6,253,621	$1,224,872
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,395	4,080	—	—	—
Receivable for share redemptions	4,874	1,037	120	6,858	1,246
Total assets	6,457,429	1,338,847	159,733	6,260,479	1,226,118

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	4,874	1,037	120	5,207	832
Contract terminations	—	—	—	1,651	414
Payable for investments purchased	1,395	4,080	—	—	—
Total liabilities	6,269	5,117	120	6,858	1,246
Net assets applicable to contracts in accumulation period	6,450,442	1,326,129	159,248	6,251,456	1,224,872
Net assets applicable to contracts in payment period	—	7,468	—	—	—
Net assets applicable to seed money	718	133	365	2,165	—
Total net assets	$6,451,160	$1,333,730	$159,613	$6,253,621	$1,224,872
(1) Investment shares	1,459,538	56,086	8,982	237,780	66,209
(2) Investments, at cost	$7,487,205	$1,438,963	$203,199	$5,529,434	$1,275,106

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	19

Statement of Assets and Liabilities

December 31, 2023 (continued)	Invesco VI Tech, Ser II	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Forty, Serv
Assets
Investments, at fair value(1),(2)	$502,057	$17,021,798	$472,295	$2,141,245	$176,475
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	53	—	49	—
Receivable for share redemptions	324	15,456	6,625	1,783	134
Total assets	502,381	17,037,307	478,920	2,143,077	176,609

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	324	15,454	324	1,772	134
Contract terminations	—	2	6,301	11	—
Payable for investments purchased	—	53	—	49	—
Total liabilities	324	15,509	6,625	1,832	134
Net assets applicable to contracts in accumulation period	500,669	17,019,660	472,295	2,140,419	173,452
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,388	2,138	—	826	3,023
Total net assets	$502,057	$17,021,798	$472,295	$2,141,245	$176,475
(1) Investment shares	31,656	354,252	6,908	191,868	4,153
(2) Investments, at cost	$422,164	$15,385,924	$369,604	$2,333,794	$154,390

December 31, 2023 (continued)	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Emer Mkts Eq, Serv	Lazard Ret Global Dyn MA, Serv
Assets
Investments, at fair value(1),(2)	$1,216,945	$1,132,782	$3,112,243	$14,356	$1,044,602
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	15,000	—	—	—	—
Receivable for share redemptions	5,182	839	2,753	13	989
Total assets	1,237,127	1,133,621	3,114,996	14,369	1,045,591

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	790	773	2,528	13	989
Contract terminations	4,392	66	225	—	—
Payable for investments purchased	15,000	—	—	—	—
Total liabilities	20,182	839	2,753	13	989
Net assets applicable to contracts in accumulation period	1,216,199	1,130,861	3,108,444	12,590	1,042,993
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	746	1,921	3,799	1,766	1,609
Total net assets	$1,216,945	$1,132,782	$3,112,243	$14,356	$1,044,602
(1) Investment shares	75,775	28,263	72,277	689	87,195
(2) Investments, at cost	$861,281	$1,000,928	$2,434,749	$13,617	$1,078,200

See accompanying notes to financial statements.

20	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2023 (continued)	Lord Abt Bond Debenture, Cl VC	Lord Abt Short Dur Inc, Cl VC	LVIP JPM US Eq, Serv Cl	MFS Gbl Real Est, Serv Cl	MFS Intl Gro, Serv Cl
Assets
Investments, at fair value(1),(2)	$558,757	$370,014	$179,554	$121,787	$127,633
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	395	316	149	97	108
Total assets	559,152	370,330	179,703	121,884	127,741

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	395	311	149	97	106
Contract terminations	—	5	—	—	2
Payable for investments purchased	—	—	—	—	—
Total liabilities	395	316	149	97	108
Net assets applicable to contracts in accumulation period	557,856	369,025	177,911	120,719	126,490
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	901	989	1,643	1,068	1,143
Total net assets	$558,757	$370,014	$179,554	$121,787	$127,633
(1) Investment shares	54,143	28,397	4,856	7,645	8,845
(2) Investments, at cost	$569,372	$377,300	$156,444	$118,033	$117,011

December 31, 2023 (continued)	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Research Intl, Serv Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl II
Assets
Investments, at fair value(1),(2)	$3,435,842	$1,484,171	$31,962	$6,055,262	$3,997,962
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	48	—	660	15,073
Receivable for share redemptions	2,666	12,882	24	4,871	7,510
Total assets	3,438,508	1,497,101	31,986	6,060,793	4,020,545

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,530	1,015	24	4,861	3,287
Contract terminations	136	11,867	—	10	4,223
Payable for investments purchased	—	48	—	660	15,073
Total liabilities	2,666	12,930	24	5,531	22,583
Net assets applicable to contracts in accumulation period	3,435,676	1,484,099	30,690	6,053,476	3,995,832
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	166	72	1,272	1,786	2,130
Total net assets	$3,435,842	$1,484,171	$31,962	$6,055,262	$3,997,962
(1) Investment shares	155,468	146,948	1,922	191,987	987,151
(2) Investments, at cost	$3,064,810	$2,038,271	$30,652	$6,167,300	$8,195,541

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	21

Statement of Assets and Liabilities

December 31, 2023 (continued)	MS VIF Global Real Est, Cl II	NB AMT Intl Eq, Cl S	NB AMT Sus Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	PIMCO VIT All Asset, Advisor Cl
Assets
Investments, at fair value(1),(2)	$507,847	$550,678	$1,302,515	$231,355	$3,146,876
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	463	—	—	756
Receivable for share redemptions	449	581	1,109	191	2,451
Total assets	508,296	551,722	1,303,624	231,546	3,150,083

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	370	414	1,109	191	2,451
Contract terminations	79	167	—	—	—
Payable for investments purchased	—	463	—	—	756
Total liabilities	449	1,044	1,109	191	3,207
Net assets applicable to contracts in accumulation period	507,793	550,523	1,299,155	229,706	3,145,669
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	54	155	3,360	1,649	1,207
Total net assets	$507,847	$550,678	$1,302,515	$231,355	$3,146,876
(1) Investment shares	67,354	76,589	38,893	24,534	342,052
(2) Investments, at cost	$592,501	$651,749	$1,055,416	$230,886	$3,552,742

December 31, 2023 (continued)	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Intl Val, Cl IB
Assets
Investments, at fair value(1),(2)	$271,830	$7,368,876	$1,336,019	$448,092	$30,571
Dividends receivable	—	20,527	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	882	—	—	—
Receivable for share redemptions	234	6,047	1,095	293	27
Total assets	272,064	7,396,332	1,337,114	448,385	30,598

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	234	6,048	975	293	27
Contract terminations	—	—	120	—	—
Payable for investments purchased	—	21,408	—	—	—
Total liabilities	234	27,456	1,095	293	27
Net assets applicable to contracts in accumulation period	270,113	7,347,013	1,335,124	444,381	29,266
Net assets applicable to contracts in payment period	—	—	—	3,410	—
Net assets applicable to seed money	1,717	21,863	895	301	1,305
Total net assets	$271,830	$7,368,876	$1,336,019	$448,092	$30,571
(1) Investment shares	28,918	802,710	82,369	29,345	2,600
(2) Investments, at cost	$324,398	$8,370,865	$1,230,187	$388,731	$27,239

See accompanying notes to financial statements.

22	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2023 (continued)	Put VT Lg Cap Val, Cl IB	Put VT Sus Fut, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl
Assets
Investments, at fair value(1),(2)	$598,026	$11,551	$6,689,508	$930,242	$319,083
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	555	11	6,721	929	5,093
Total assets	598,581	11,562	6,696,229	931,171	324,176

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	550	11	6,652	633	231
Contract terminations	5	—	69	296	4,862
Payable for investments purchased	—	—	—	—	—
Total liabilities	555	11	6,721	929	5,093
Net assets applicable to contracts in accumulation period	596,363	10,248	6,645,166	927,679	319,083
Net assets applicable to contracts in payment period	—	—	44,342	—	—
Net assets applicable to seed money	1,663	1,303	—	2,563	—
Total net assets	$598,026	$11,551	$6,689,508	$930,242	$319,083
(1) Investment shares	20,750	782	161,699	23,491	34,796
(2) Investments, at cost	$560,445	$9,729	$5,244,435	$762,417	$325,207

December 31, 2023 (continued)	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Assets
Investments, at fair value(1),(2)	$1,290,008	$534,916	$948,227	$38,376,466	$36,000,457
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	380	—	12	3,584	400
Receivable for share redemptions	1,108	379	774	30,617	29,246
Total assets	1,291,496	535,295	949,013	38,410,667	36,030,103

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,108	379	774	30,587	26,480
Contract terminations	—	—	—	30	2,766
Payable for investments purchased	380	—	12	3,584	400
Total liabilities	1,488	379	786	34,201	29,646
Net assets applicable to contracts in accumulation period	1,289,168	534,916	946,326	38,376,148	36,000,457
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	840	—	1,901	318	—
Total net assets	$1,290,008	$534,916	$948,227	$38,376,466	$36,000,457
(1) Investment shares	100,468	22,987	113,154	1,365,225	1,278,879
(2) Investments, at cost	$1,537,387	$396,824	$964,812	$24,930,023	$16,965,162

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	23

Statement of Assets and Liabilities

December 31, 2023 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2
Assets
Investments, at fair value(1),(2)	$25,119,876	$20,855,447	$9,266,349	$31,479,853	$39,367,773
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,438	400	—	—	—
Receivable for share redemptions	36,204	17,714	7,301	24,924	77,305
Total assets	25,157,518	20,873,561	9,273,650	31,504,777	39,445,078

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	20,930	16,805	7,301	24,868	32,406
Contract terminations	15,274	909	—	56	44,899
Payable for investments purchased	1,438	400	—	—	—
Total liabilities	37,642	18,114	7,301	24,924	77,305
Net assets applicable to contracts in accumulation period	25,119,164	20,855,364	9,265,926	31,479,410	39,367,502
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	712	83	423	443	271
Total net assets	$25,119,876	$20,855,447	$9,266,349	$31,479,853	$39,367,773
(1) Investment shares	1,633,282	1,356,893	733,097	2,232,614	3,087,668
(2) Investments, at cost	$22,634,006	$17,632,520	$7,984,593	$27,515,646	$37,172,570

December 31, 2023 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
Assets
Investments, at fair value(1),(2)	$74,787,741	$584,260,375	$828,768,870	$409,453,401	$320,952,269
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	4,182	5,717
Receivable for share redemptions	79,646	505,461	726,583	495,005	295,565
Total assets	74,867,387	584,765,836	829,495,453	409,952,588	321,253,551

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	62,023	462,151	675,252	333,513	243,196
Contract terminations	17,623	43,310	51,331	161,492	52,369
Payable for investments purchased	—	—	—	4,182	5,717
Total liabilities	79,646	505,461	726,583	499,187	301,282
Net assets applicable to contracts in accumulation period	74,787,427	584,260,122	828,768,722	409,244,957	320,952,269
Net assets applicable to contracts in payment period	—	—	—	208,213	—
Net assets applicable to seed money	314	253	148	231	—
Total net assets	$74,787,741	$584,260,375	$828,768,870	$409,453,401	$320,952,269
(1) Investment shares	5,300,336	33,968,626	48,437,690	19,097,640	14,948,871
(2) Investments, at cost	$64,280,293	$427,955,707	$597,737,374	$277,713,179	$172,158,680

See accompanying notes to financial statements.

24	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

December 31, 2023 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Bond, Cl 2
Assets
Investments, at fair value(1),(2)	$149,960,178	$90,878,217	$64,998,263	$53,039,228	$1,434,137
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	3,355	105	1,025	75	—
Receivable for share redemptions	123,936	70,070	64,409	45,380	1,206
Total assets	150,087,469	90,948,392	65,063,697	53,084,683	1,435,343

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	120,723	68,626	53,822	40,919	1,206
Contract terminations	3,213	1,444	10,587	4,461	—
Payable for investments purchased	3,355	105	1,025	75	—
Total liabilities	127,291	70,175	65,434	45,455	1,206
Net assets applicable to contracts in accumulation period	149,869,642	90,878,165	64,809,489	53,039,203	1,432,754
Net assets applicable to contracts in payment period	90,284	—	188,175	—	—
Net assets applicable to seed money	252	52	599	25	1,383
Total net assets	$149,960,178	$90,878,217	$64,998,263	$53,039,228	$1,434,137
(1) Investment shares	6,108,358	3,695,739	3,591,064	2,925,495	148,155
(2) Investments, at cost	$97,102,364	$45,535,247	$50,096,224	$34,355,027	$1,567,186

December 31, 2023 (continued)	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 2	VP Ptnrs Intl Val, Cl 2
Assets
Investments, at fair value(1),(2)	$682,618	$1,209,453	$1,289,954	$2,301,567	$1,703,497
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	18,000	—	—	273	92
Receivable for share redemptions	484	1,166	1,058	1,975	1,472
Total assets	701,102	1,210,619	1,291,012	2,303,815	1,705,061

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	484	906	1,057	1,975	1,472
Contract terminations	—	260	1	—	—
Payable for investments purchased	18,000	—	—	273	92
Total liabilities	18,484	1,166	1,058	2,248	1,564
Net assets applicable to contracts in accumulation period	682,075	1,209,366	1,288,498	2,300,171	1,702,171
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	543	87	1,456	1,396	1,326
Total net assets	$682,618	$1,209,453	$1,289,954	$2,301,567	$1,703,497
(1) Investment shares	18,930	33,018	127,718	202,781	170,520
(2) Investments, at cost	$524,299	$379,143	$1,354,075	$2,454,337	$1,629,833

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	25

Statement of Assets and Liabilities

December 31, 2023 (continued)	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$1,722,593	$959,567	$2,670,039	$23,909,274	$243,009,174
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	533	99	—
Receivable for share redemptions	1,512	806	1,995	19,871	204,343
Total assets	1,724,105	960,373	2,672,567	23,929,244	243,213,517

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,460	806	1,902	19,871	193,308
Contract terminations	52	—	93	—	11,035
Payable for investments purchased	—	—	533	99	—
Total liabilities	1,512	806	2,528	19,970	204,343
Net assets applicable to contracts in accumulation period	1,722,135	958,877	2,669,991	23,908,929	243,008,846
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	458	690	48	345	328
Total net assets	$1,722,593	$959,567	$2,670,039	$23,909,274	$243,009,174
(1) Investment shares	61,368	27,276	74,645	1,800,397	14,936,028
(2) Investments, at cost	$1,532,485	$784,545	$1,279,306	$21,850,804	$197,642,495

December 31, 2023 (continued)		VP US Flex Mod Gro, Cl 2	Wanger Acorn	Wanger Intl	WA Var Global Hi Yd Bond, Cl II
Assets
Investments, at fair value(1),(2)		$136,106,697	$8,405,680	$5,634,252	$529,750
Dividends receivable		—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments		—	15,325	659	—
Receivable for share redemptions		117,249	5,981	8,015	467
Total assets		136,223,946	8,426,986	5,642,926	530,217

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee		110,486	5,837	3,970	444
Contract terminations		6,763	144	4,045	23
Payable for investments purchased		—	15,325	659	—
Total liabilities		117,249	21,306	8,674	467
Net assets applicable to contracts in accumulation period		136,106,360	8,380,218	5,618,420	528,549
Net assets applicable to contracts in payment period		—	24,907	15,102	—
Net assets applicable to seed money		337	555	730	1,201
Total net assets		$136,106,697	$8,405,680	$5,634,252	$529,750
(1) Investment shares		9,208,843	630,584	276,460	84,625
(2) Investments, at cost		$116,201,988	$12,563,345	$6,795,792	$618,836

See accompanying notes to financial statements.

26	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Operations

Year ended December 31, 2023	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B	AB VPS Sus Gbl Thematic, Cl B
Investment income
Dividend income	$4,211	$24,740	$—	$59,973	$126
Variable account expenses	10,773	31,626	92,185	41,172	4,021
Investment income (loss) — net	(6,562)	(6,886)	(92,185)	18,801	(3,895)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	580,287	488,936	1,367,114	633,141	65,283
Cost of investments sold	600,641	512,038	1,351,108	597,643	55,640
Net realized gain (loss) on sales of investments	(20,354)	(23,102)	16,006	35,498	9,643
Distributions from capital gains	—	—	624,964	378,823	27,180
Net change in unrealized appreciation (depreciation) of investments	147,299	499,229	1,874,688	36,123	28,216
Net gain (loss) on investments	126,945	476,127	2,515,658	450,444	65,039
Net increase (decrease) in net assets resulting from operations	$120,383	$469,241	$2,423,473	$469,245	$61,144

Year ended December 31, 2023 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Intl Eq, Cl 2	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III
Investment income
Dividend income	$20,718	$12,998	$—	$—	$59,620
Variable account expenses	18,185	8,153	22,783	41,707	20,598
Investment income (loss) — net	2,533	4,845	(22,783)	(41,707)	39,022

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	106,665	172,695	208,952	516,883	334,290
Cost of investments sold	103,343	258,054	201,254	678,071	282,053
Net realized gain (loss) on sales of investments	3,322	(85,359)	7,698	(161,188)	52,237
Distributions from capital gains	67,118	—	205,641	—	21,356
Net change in unrealized appreciation (depreciation) of investments	244,747	204,361	343,605	333,580	125,529
Net gain (loss) on investments	315,187	119,002	556,944	172,392	199,122
Net increase (decrease) in net assets resulting from operations	$317,720	$123,847	$534,161	$130,685	$238,144

Year ended December 31, 2023 (continued)	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I
Investment income
Dividend income	$2,698	$8,642	$50,248	$—	$13,485
Variable account expenses	1,693	6,024	22,368	23,247	4,680
Investment income (loss) — net	1,005	2,618	27,880	(23,247)	8,805

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	47,003	116,541	178,018	355,761	143,430
Cost of investments sold	43,218	110,411	172,820	322,420	111,200
Net realized gain (loss) on sales of investments	3,785	6,130	5,198	33,341	32,230
Distributions from capital gains	—	—	244,080	176,389	45,814
Net change in unrealized appreciation (depreciation) of investments	15,721	70,088	(154,742)	655,251	(50,028)
Net gain (loss) on investments	19,506	76,218	94,536	864,981	28,016
Net increase (decrease) in net assets resulting from operations	$20,511	$78,836	$122,416	$841,734	$36,821

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	27

Statement of Operations

Year ended December 31, 2023 (continued)	AC VP Val, Cl II	BlackRock Adv SMID Cap VI, Cl III	BlackRock Global Alloc, Cl III	BNY Mellon Sus US Eq, Serv	Calvert VP EAFE Intl Index, Cl F
Investment income
Dividend income	$292,403	$5,162	$149,392	$16	$9,496
Variable account expenses	132,812	1,844	60,343	276	2,910
Investment income (loss) — net	159,591	3,318	89,049	(260)	6,586

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,470,968	3,497	798,221	1,584	13,966
Cost of investments sold	1,244,952	3,363	938,314	1,625	12,889
Net realized gain (loss) on sales of investments	226,016	134	(140,093)	(41)	1,077
Distributions from capital gains	1,012,555	—	—	347	—
Net change in unrealized appreciation (depreciation) of investments	(398,697)	30,279	669,172	4,647	32,821
Net gain (loss) on investments	839,874	30,413	529,079	4,953	33,898
Net increase (decrease) in net assets resulting from operations	$999,465	$33,731	$618,128	$4,693	$40,484

Year ended December 31, 2023 (continued)	Calvert VP Nasdaq 100 Index, Cl F	Calv VP Russ 2000 Sm Cap Ind, Cl F	Calvert VP SRI Bal, Cl F	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Investment income
Dividend income	$5,438	$3,930	$4,373	$25,901	$—
Variable account expenses	12,862	4,045	1,989	12,391	4,011
Investment income (loss) — net	(7,424)	(115)	2,384	13,510	(4,011)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	107,481	13,962	5,651	78,276	30,151
Cost of investments sold	98,720	14,200	5,467	74,047	30,775
Net realized gain (loss) on sales of investments	8,761	(238)	184	4,229	(624)
Distributions from capital gains	—	250	1,048	6,205	—
Net change in unrealized appreciation (depreciation) of investments	498,642	57,714	27,263	210,821	37,849
Net gain (loss) on investments	507,403	57,726	28,495	221,255	37,225
Net increase (decrease) in net assets resulting from operations	$499,979	$57,611	$30,879	$234,765	$33,214

Year ended December 31, 2023 (continued)	Col VP Bal, Cl 2	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2
Investment income
Dividend income	$—	$—	$139,652	$—	$—
Variable account expenses	111,562	495,708	6,757	54,805	28,152
Investment income (loss) — net	(111,562)	(495,708)	132,895	(54,805)	(28,152)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	392,777	6,511,175	80,027	417,056	227,443
Cost of investments sold	390,290	4,789,967	97,843	296,941	179,193
Net realized gain (loss) on sales of investments	2,487	1,721,208	(17,816)	120,115	48,250
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,982,784	7,080,798	(167,973)	1,265,689	501,218
Net gain (loss) on investments	1,985,271	8,802,006	(185,789)	1,385,804	549,468
Net increase (decrease) in net assets resulting from operations	$1,873,709	$8,306,298	$(52,894)	$1,330,999	$521,316

See accompanying notes to financial statements.

28	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Operations

Year ended December 31, 2023 (continued)	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2
Investment income
Dividend income	$—	$—	$—	$54,814	$—
Variable account expenses	186,535	59,419	193,704	10,696	26,257
Investment income (loss) — net	(186,535)	(59,419)	(193,704)	44,118	(26,257)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,074,675	614,190	2,053,454	143,330	295,781
Cost of investments sold	701,084	515,032	831,602	178,802	468,682
Net realized gain (loss) on sales of investments	1,373,591	99,158	1,221,852	(35,472)	(172,901)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	2,312,109	182,549	(300,724)	81,565	389,159
Net gain (loss) on investments	3,685,700	281,707	921,128	46,093	216,258
Net increase (decrease) in net assets resulting from operations	$3,499,165	$222,288	$727,424	$90,211	$190,001

Year ended December 31, 2023 (continued)	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3
Investment income
Dividend income	$—	$30,858	$80,650	$649,012	$345,550
Variable account expenses	40,340	11,462	23,911	146,185	73,867
Investment income (loss) — net	(40,340)	19,396	56,739	502,827	271,683

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	505,495	48,254	349,298	4,846,613	1,964,644
Cost of investments sold	724,693	55,238	467,702	4,846,612	1,964,636
Net realized gain (loss) on sales of investments	(219,198)	(6,984)	(118,404)	1	8
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	574,152	69,079	268,548	(1)	(7)
Net gain (loss) on investments	354,954	62,095	150,144	—	1
Net increase (decrease) in net assets resulting from operations	$314,614	$81,491	$206,883	$502,827	$271,684

Year ended December 31, 2023 (continued)	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2
Investment income
Dividend income	$212,709	$276,709	$181,402	$213,701	$111,848
Variable account expenses	42,143	52,212	39,086	40,030	57,092
Investment income (loss) — net	170,566	224,497	142,316	173,671	54,756

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	619,032	696,869	956,621	559,250	548,357
Cost of investments sold	669,810	780,306	1,120,251	721,989	664,221
Net realized gain (loss) on sales of investments	(50,778)	(83,437)	(163,630)	(162,739)	(115,864)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	284,926	404,501	383,062	406,284	332,234
Net gain (loss) on investments	234,148	321,064	219,432	243,545	216,370
Net increase (decrease) in net assets resulting from operations	$404,714	$545,561	$361,748	$417,216	$271,126
See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	29

Statement of Operations

Year ended December 31, 2023 (continued)	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 2	Col VP Lg Cap Index, Cl 3
Investment income
Dividend income	$244,482	$—	$—	$—	$—
Variable account expenses	107,467	67,262	34,007	148,875	659,629
Investment income (loss) — net	137,015	(67,262)	(34,007)	(148,875)	(659,629)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,526,086	756,072	569,651	852,028	5,495,697
Cost of investments sold	1,905,162	608,004	199,624	837,651	3,500,188
Net realized gain (loss) on sales of investments	(379,076)	148,068	370,027	14,377	1,995,509
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	786,735	2,058,514	1,005,228	3,361,629	12,945,606
Net gain (loss) on investments	407,659	2,206,582	1,375,255	3,376,006	14,941,115
Net increase (decrease) in net assets resulting from operations	$544,674	$2,139,320	$1,341,248	$3,227,131	$14,281,486

Year ended December 31, 2023 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Eq, Cl 2
Investment income
Dividend income	$124,576	$38,335	$15,293	$51,631	$—
Variable account expenses	40,426	11,956	10,750	30,966	332
Investment income (loss) — net	84,150	26,379	4,543	20,665	(332)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	871,385	122,954	161,147	413,639	21,281
Cost of investments sold	912,168	164,524	171,056	416,468	19,292
Net realized gain (loss) on sales of investments	(40,783)	(41,570)	(9,909)	(2,829)	1,989
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	169,868	93,616	131,669	360,949	8,081
Net gain (loss) on investments	129,085	52,046	121,760	358,120	10,070
Net increase (decrease) in net assets resulting from operations	$213,235	$78,425	$126,303	$378,785	$9,738

Year ended December 31, 2023 (continued)	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	38,783	8,700	21,139	35,009	22,849
Investment income (loss) — net	(38,783)	(8,700)	(21,139)	(35,009)	(22,849)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	723,141	293,278	232,744	516,679	245,911
Cost of investments sold	673,757	207,157	203,645	232,760	197,785
Net realized gain (loss) on sales of investments	49,384	86,121	29,099	283,919	48,126
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	140,819	(42,468)	439,476	424,136	233,349
Net gain (loss) on investments	190,203	43,653	468,575	708,055	281,475
Net increase (decrease) in net assets resulting from operations	$151,420	$34,953	$447,436	$673,046	$258,626

See accompanying notes to financial statements.

30	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Operations

Year ended December 31, 2023 (continued)	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Sel Gbl Tech, Cl 2	Col VP Sm Cap Val, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$62
Variable account expenses	15,513	13,882	12,315	3,046	191
Investment income (loss) — net	(15,513)	(13,882)	(12,315)	(3,046)	(129)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	252,637	269,707	193,187	4,611	2,794
Cost of investments sold	114,088	261,667	97,309	4,145	2,742
Net realized gain (loss) on sales of investments	138,549	8,040	95,878	466	52
Distributions from capital gains	—	—	—	18,982	1,062
Net change in unrealized appreciation (depreciation) of investments	23,964	149,495	71,395	107,837	2,401
Net gain (loss) on investments	162,513	157,535	167,273	127,285	3,515
Net increase (decrease) in net assets resulting from operations	$147,000	$143,653	$154,958	$124,239	$3,386

Year ended December 31, 2023 (continued)	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 2
Investment income
Dividend income	$121,817	$39,480	$56,292	$107,739	$46,671
Variable account expenses	39,572	15,898	18,683	4,443	16,584
Investment income (loss) — net	82,245	23,582	37,609	103,296	30,087

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	487,591	346,057	178,128	116,906	121,734
Cost of investments sold	563,890	421,407	212,337	180,667	145,328
Net realized gain (loss) on sales of investments	(76,299)	(75,350)	(34,209)	(63,761)	(23,594)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	273,873	99,206	93,371	(92,011)	54,617
Net gain (loss) on investments	197,574	23,856	59,162	(155,772)	31,023
Net increase (decrease) in net assets resulting from operations	$279,819	$47,438	$96,771	$(52,476)	$61,110

Year ended December 31, 2023 (continued)	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2	CTIVP MFS Val, Cl 2	CTIVP MS Adv, Cl 2
Investment income
Dividend income	$127,906	$223,277	$18,569	$—	$—
Variable account expenses	15,857	23,323	10,504	48,723	12,361
Investment income (loss) — net	112,049	199,954	8,065	(48,723)	(12,361)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	315,450	475,382	50,120	869,429	161,883
Cost of investments sold	387,209	669,310	68,904	655,159	187,186
Net realized gain (loss) on sales of investments	(71,759)	(193,928)	(18,784)	214,270	(25,303)
Distributions from capital gains	—	—	71,581	—	—
Net change in unrealized appreciation (depreciation) of investments	279	63,605	62,955	143,529	328,917
Net gain (loss) on investments	(71,480)	(130,323)	115,752	357,799	303,614
Net increase (decrease) in net assets resulting from operations	$40,569	$69,631	$123,817	$309,076	$291,253

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	31

Statement of Operations

Year ended December 31, 2023 (continued)	CTIVP Prin Blue Chip Gro, Cl 1	CTIVP Prin Blue Chip Gro, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2
Investment income
Dividend income	$—	$—	$—	$46,160	$—
Variable account expenses	46,344	24,351	40,774	18,972	58,146
Investment income (loss) — net	(46,344)	(24,351)	(40,774)	27,188	(58,146)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,066,789	375,393	373,594	131,061	680,511
Cost of investments sold	508,180	303,733	309,256	150,037	497,406
Net realized gain (loss) on sales of investments	558,609	71,660	64,338	(18,976)	183,105
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,084,078	660,594	285,769	84,506	340,293
Net gain (loss) on investments	1,642,687	732,254	350,107	65,530	523,398
Net increase (decrease) in net assets resulting from operations	$1,596,343	$707,903	$309,333	$92,718	$465,252

Year ended December 31, 2023 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Westfield Mid Cap Gro, Cl 2	Del Ivy VIP Asset Strategy, Cl II	Del VIP for Inc, Serv Cl	Del VIP Intl, Serv Cl
Investment income
Dividend income	$—	$—	$11,693	$2,532	$15
Variable account expenses	9,844	11,855	5,743	644	82
Investment income (loss) — net	(9,844)	(11,855)	5,950	1,888	(67)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	115,665	122,219	56,780	1,181	1,800
Cost of investments sold	74,946	82,861	66,433	1,169	1,768
Net realized gain (loss) on sales of investments	40,719	39,358	(9,653)	12	32
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	56,821	218,599	70,054	6,183	2,700
Net gain (loss) on investments	97,540	257,957	60,401	6,195	2,732
Net increase (decrease) in net assets resulting from operations	$87,696	$246,102	$66,351	$8,083	$2,665

Year ended December 31, 2023 (continued)	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Emer Mkts, Serv Cl 2	Fid VIP Energy, Serv Cl 2
Investment income
Dividend income	$53,483	$385,284	$100,256	$861	$8,417
Variable account expenses	9,146	45,426	390,773	445	2,510
Investment income (loss) — net	44,337	339,858	(290,517)	416	5,907

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	121,787	770,780	5,737,482	3,290	10,475
Cost of investments sold	131,072	815,069	5,109,996	2,829	9,655
Net realized gain (loss) on sales of investments	(9,285)	(44,289)	627,486	461	820
Distributions from capital gains	7,582	—	1,407,442	—	—
Net change in unrealized appreciation (depreciation) of investments	(7,199)	157,733	8,626,495	1,762	(22,198)
Net gain (loss) on investments	(8,902)	113,444	10,661,423	2,223	(21,378)
Net increase (decrease) in net assets resulting from operations	$35,435	$453,302	$10,370,906	$2,639	$(15,471)

See accompanying notes to financial statements.

32	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Operations

Year ended December 31, 2023 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Serv Cl 2	Fid VIP Intl Cap Appr, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2
Investment income
Dividend income	$12,273	$107,230	$—	$251	$26,255
Variable account expenses	7,087	63,354	3,278	934	5,258
Investment income (loss) — net	5,186	43,876	(3,278)	(683)	20,997

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	229,000	823,784	40,427	15,680	5,426
Cost of investments sold	160,842	570,103	37,572	14,596	5,435
Net realized gain (loss) on sales of investments	68,158	253,681	2,855	1,084	(9)
Distributions from capital gains	29,642	280,264	—	—	—
Net change in unrealized appreciation (depreciation) of investments	27,096	537,913	112,859	21,953	24,567
Net gain (loss) on investments	124,896	1,071,858	115,714	23,037	24,558
Net increase (decrease) in net assets resulting from operations	$130,082	$1,115,734	$112,436	$22,354	$45,555

Year ended December 31, 2023 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2
Investment income
Dividend income	$7,918	$89,124	$1,909	$17,682	$382,399
Variable account expenses	13,355	222,217	1,726	20,202	91,469
Investment income (loss) — net	(5,437)	(133,093)	183	(2,520)	290,930

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	153,332	2,822,710	16,898	357,850	1,997,686
Cost of investments sold	144,561	2,869,991	13,935	304,419	2,202,995
Net realized gain (loss) on sales of investments	8,771	(47,281)	2,963	53,431	(205,309)
Distributions from capital gains	42,835	663,372	535	5,924	—
Net change in unrealized appreciation (depreciation) of investments	155,049	2,455,762	31,921	336,920	608,020
Net gain (loss) on investments	206,655	3,071,853	35,419	396,275	402,711
Net increase (decrease) in net assets resulting from operations	$201,218	$2,938,760	$35,602	$393,755	$693,641

Year ended December 31, 2023 (continued)	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Inc, Cl 4	Frank Mutual Gbl Dis, Cl 4	Frank Mutual Shares, Cl 2
Investment income
Dividend income	$57,487	$218,250	$24,437	$270	$141,466
Variable account expenses	17,335	49,286	5,663	134	77,965
Investment income (loss) — net	40,152	168,964	18,774	136	63,501

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	238,932	669,767	36,058	144	1,307,759
Cost of investments sold	324,520	694,916	38,745	149	1,439,677
Net realized gain (loss) on sales of investments	(85,588)	(25,149)	(2,687)	(5)	(131,918)
Distributions from capital gains	—	264,589	30,110	621	651,128
Net change in unrealized appreciation (depreciation) of investments	239,357	(90,216)	(8,510)	2,138	327,443
Net gain (loss) on investments	153,769	149,224	18,913	2,754	846,653
Net increase (decrease) in net assets resulting from operations	$193,921	$318,188	$37,687	$2,890	$910,154

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	33

Statement of Operations

Year ended December 31, 2023 (continued)	Frank Sm Cap Val, Cl 2	Frank Sm Cap Val, Cl 4	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Multi-Strategy Alt, Serv
Investment income
Dividend income	$37,503	$668	$63,336	$37,335	$6,043
Variable account expenses	71,325	2,328	54,617	6,263	453
Investment income (loss) — net	(33,822)	(1,660)	8,719	31,072	5,590

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	790,082	12,091	424,641	38,195	2,345
Cost of investments sold	950,487	11,589	436,050	39,046	2,389
Net realized gain (loss) on sales of investments	(160,405)	502	(11,409)	(851)	(44)
Distributions from capital gains	406,573	8,450	155,995	—	—
Net change in unrealized appreciation (depreciation) of investments	582,734	25,314	475,554	5,710	(1,682)
Net gain (loss) on investments	828,902	34,266	620,140	4,859	(1,726)
Net increase (decrease) in net assets resulting from operations	$795,080	$32,606	$628,859	$35,931	$3,864

Year ended December 31, 2023 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT Sm Cap Eq Insights, Serv	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Investment income
Dividend income	$1,536	$880	$24,375	$—	$—
Variable account expenses	1,302	637	32,686	1,957	15,356
Investment income (loss) — net	234	243	(8,311)	(1,957)	(15,356)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	10,728	3,926	560,832	149,678	257,956
Cost of investments sold	11,422	3,901	522,403	162,730	284,598
Net realized gain (loss) on sales of investments	(694)	25	38,429	(13,052)	(26,642)
Distributions from capital gains	—	—	—	4,991	40,602
Net change in unrealized appreciation (depreciation) of investments	26,428	13,509	703,530	96,872	551,630
Net gain (loss) on investments	25,734	13,534	741,959	88,811	565,590
Net increase (decrease) in net assets resulting from operations	$25,968	$13,777	$733,648	$86,854	$550,234

Year ended December 31, 2023 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Plus Bond, Ser II	Invesco VI Dis Mid Cap Gro, Ser I
Investment income
Dividend income	$—	$63,997	$38,085	$9,146	$—
Variable account expenses	13,956	36,854	65,165	2,636	5,185
Investment income (loss) — net	(13,956)	27,143	(27,080)	6,510	(5,185)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	136,948	550,705	539,960	4,681	18,284
Cost of investments sold	168,907	419,137	549,929	4,737	23,443
Net realized gain (loss) on sales of investments	(31,959)	131,568	(9,969)	(56)	(5,159)
Distributions from capital gains	—	460,890	122,902	—	—
Net change in unrealized appreciation (depreciation) of investments	110,487	(182,222)	931,919	12,193	84,557
Net gain (loss) on investments	78,528	410,236	1,044,852	12,137	79,398
Net increase (decrease) in net assets resulting from operations	$64,572	$437,379	$1,017,772	$18,647	$74,213

See accompanying notes to financial statements.

34	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Operations

Year ended December 31, 2023 (continued)	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI EQV Intl Eq, Ser II	Invesco VI Global, Ser II
Investment income
Dividend income	$—	$13,537	$4,727	$—	$—
Variable account expenses	3,842	6,403	2,664	17,232	76,225
Investment income (loss) — net	(3,842)	7,134	2,063	(17,232)	(76,225)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	27,960	17,670	43,023	311,817	1,487,155
Cost of investments sold	38,063	16,401	39,077	329,747	1,600,783
Net realized gain (loss) on sales of investments	(10,103)	1,269	3,946	(17,930)	(113,628)
Distributions from capital gains	—	55,749	22,454	1,402	857,611
Net change in unrealized appreciation (depreciation) of investments	58,439	(11,503)	(7,923)	323,453	1,440,402
Net gain (loss) on investments	48,336	45,515	18,477	306,925	2,184,385
Net increase (decrease) in net assets resulting from operations	$44,494	$52,649	$20,540	$289,693	$2,108,160

Year ended December 31, 2023 (continued)	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Hlth, Ser II	Invesco VI Main St, Ser II	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I
Investment income
Dividend income	$—	$—	$732	$53,750	$—
Variable account expenses	60,941	13,139	1,451	58,372	9,002
Investment income (loss) — net	(60,941)	(13,139)	(719)	(4,622)	(9,002)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	685,924	217,172	21,670	498,367	87,087
Cost of investments sold	836,917	243,876	28,091	482,670	103,153
Net realized gain (loss) on sales of investments	(150,993)	(26,704)	(6,421)	15,697	(16,066)
Distributions from capital gains	—	—	10,459	—	—
Net change in unrealized appreciation (depreciation) of investments	679,215	61,374	27,416	866,147	415,368
Net gain (loss) on investments	528,222	34,670	31,454	881,844	399,302
Net increase (decrease) in net assets resulting from operations	$467,281	$21,531	$30,735	$877,222	$390,300

Year ended December 31, 2023 (continued)	Invesco VI Tech, Ser II	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Forty, Serv
Investment income
Dividend income	$—	$274,420	$417	$67,446	$175
Variable account expenses	2,229	173,922	4,035	18,453	943
Investment income (loss) — net	(2,229)	100,498	(3,618)	48,993	(768)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	11,011	1,217,852	58,557	240,616	9,991
Cost of investments sold	9,754	1,157,301	50,509	272,108	9,298
Net realized gain (loss) on sales of investments	1,257	60,551	8,048	(31,492)	693
Distributions from capital gains	—	—	36,536	—	—
Net change in unrealized appreciation (depreciation) of investments	89,369	1,773,574	30,586	64,531	23,744
Net gain (loss) on investments	90,626	1,834,125	75,170	33,039	24,437
Net increase (decrease) in net assets resulting from operations	$88,397	$1,934,623	$71,552	$82,032	$23,669

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	35

Statement of Operations

Year ended December 31, 2023 (continued)	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Emer Mkts Eq, Serv	Lazard Ret Global Dyn MA, Serv
Investment income
Dividend income	$—	$15,159	$1,700	$495	$—
Variable account expenses	8,050	9,143	28,698	67	11,905
Investment income (loss) — net	(8,050)	6,016	(26,998)	428	(11,905)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	124,406	160,344	642,901	182	71,170
Cost of investments sold	107,817	143,451	565,408	189	76,220
Net realized gain (loss) on sales of investments	16,589	16,893	77,493	(7)	(5,050)
Distributions from capital gains	—	—	—	—	54,018
Net change in unrealized appreciation (depreciation) of investments	398,130	70,707	919,668	928	55,169
Net gain (loss) on investments	414,719	87,600	997,161	921	104,137
Net increase (decrease) in net assets resulting from operations	$406,669	$93,616	$970,163	$1,349	$92,232

Year ended December 31, 2023 (continued)	Lord Abt Bond Debenture, Cl VC	Lord Abt Short Dur Inc, Cl VC	LVIP JPM US Eq, Serv Cl(1)	MFS Gbl Real Est, Serv Cl	MFS Intl Gro, Serv Cl
Investment income
Dividend income	$27,846	$16,658	$1,103	$493	$657
Variable account expenses	3,175	2,905	1,129	833	668
Investment income (loss) — net	24,671	13,753	(26)	(340)	(11)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	14,434	12,962	3,011	3,778	4,785
Cost of investments sold	14,784	12,849	2,855	3,733	4,184
Net realized gain (loss) on sales of investments	(350)	113	156	45	601
Distributions from capital gains	—	—	789	6,280	2,305
Net change in unrealized appreciation (depreciation) of investments	(6,457)	(2,329)	23,110	4,388	8,527
Net gain (loss) on investments	(6,807)	(2,216)	24,055	10,713	11,433
Net increase (decrease) in net assets resulting from operations	$17,864	$11,537	$24,029	$10,373	$11,422

(1) For the period April 28, 2023 (commencement of operations) to December 31, 2023.

Year ended December 31, 2023 (continued)	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Research Intl, Serv Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl II
Investment income
Dividend income	$1,545	$—	$233	$195,258	$—
Variable account expenses	29,617	12,479	169	58,690	34,438
Investment income (loss) — net	(28,072)	(12,479)	64	136,568	(34,438)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	334,602	263,964	304	807,202	531,066
Cost of investments sold	320,502	398,692	297	790,768	1,389,249
Net realized gain (loss) on sales of investments	14,100	(134,728)	7	16,434	(858,183)
Distributions from capital gains	167,077	—	—	327,518	—
Net change in unrealized appreciation (depreciation) of investments	500,477	326,050	1,212	(684,107)	2,068,423
Net gain (loss) on investments	681,654	191,322	1,219	(340,155)	1,210,240
Net increase (decrease) in net assets resulting from operations	$653,582	$178,843	$1,283	$(203,587)	$1,175,802

See accompanying notes to financial statements.

36	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Operations

Year ended December 31, 2023 (continued)	MS VIF Global Real Est, Cl II	NB AMT Intl Eq, Cl S	NB AMT Sus Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	PIMCO VIT All Asset, Advisor Cl
Investment income
Dividend income	$9,419	$256	$908	$—	$88,159
Variable account expenses	4,463	5,207	12,224	2,002	30,857
Investment income (loss) — net	4,956	(4,951)	(11,316)	(2,002)	57,302

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	100,211	134,111	102,292	6,316	657,439
Cost of investments sold	124,729	169,521	89,765	6,591	776,401
Net realized gain (loss) on sales of investments	(24,518)	(35,410)	12,527	(275)	(118,962)
Distributions from capital gains	—	—	19,073	—	—
Net change in unrealized appreciation (depreciation) of investments	65,897	105,901	242,188	26,060	269,579
Net gain (loss) on investments	41,379	70,491	273,788	25,785	150,617
Net increase (decrease) in net assets resulting from operations	$46,335	$65,540	$262,472	$23,783	$207,919

Year ended December 31, 2023 (continued)	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Intl Val, Cl IB
Investment income
Dividend income	$5,642	$226,905	$3,503	$150	$244
Variable account expenses	2,838	68,698	11,071	3,471	232
Investment income (loss) — net	2,804	158,207	(7,568)	(3,321)	12

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	45,823	347,141	159,697	28,276	894
Cost of investments sold	56,334	405,671	156,580	26,218	833
Net realized gain (loss) on sales of investments	(10,511)	(58,530)	3,117	2,058	61
Distributions from capital gains	—	—	92,671	—	—
Net change in unrealized appreciation (depreciation) of investments	37,820	217,916	9,879	69,356	3,145
Net gain (loss) on investments	27,309	159,386	105,667	71,414	3,206
Net increase (decrease) in net assets resulting from operations	$30,113	$317,593	$98,099	$68,093	$3,218

Year ended December 31, 2023 (continued)	Put VT Lg Cap Val, Cl IB	Put VT Sus Fut, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl
Investment income
Dividend income	$4,272	$—	$45,818	$4,516	$—
Variable account expenses	3,160	114	77,351	7,487	2,657
Investment income (loss) — net	1,112	(114)	(31,533)	(2,971)	(2,657)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	7,825	481	883,078	111,877	21,637
Cost of investments sold	7,852	471	796,424	104,744	24,436
Net realized gain (loss) on sales of investments	(27)	10	86,654	7,133	(2,799)
Distributions from capital gains	11,975	—	187,574	27,679	—
Net change in unrealized appreciation (depreciation) of investments	38,215	2,521	1,132,083	159,338	55,134
Net gain (loss) on investments	50,163	2,531	1,406,311	194,150	52,335
Net increase (decrease) in net assets resulting from operations	$51,275	$2,417	$1,374,778	$191,179	$49,678

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	37

Statement of Operations

Year ended December 31, 2023 (continued)	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Investment income
Dividend income	$—	$11,728	$—	$—	$—
Variable account expenses	13,442	4,418	9,992	367,577	323,673
Investment income (loss) — net	(13,442)	7,310	(9,992)	(367,577)	(323,673)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	126,149	22,298	284,851	7,860,009	3,502,572
Cost of investments sold	159,813	16,197	308,948	5,274,712	1,764,311
Net realized gain (loss) on sales of investments	(33,664)	6,101	(24,097)	2,585,297	1,738,261
Distributions from capital gains	—	32,629	—	—	—
Net change in unrealized appreciation (depreciation) of investments	69,493	43,900	108,803	3,135,240	3,773,024
Net gain (loss) on investments	35,829	82,630	84,706	5,720,537	5,511,285
Net increase (decrease) in net assets resulting from operations	$22,387	$89,940	$74,714	$5,352,960	$5,187,612

Year ended December 31, 2023 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	267,353	213,224	89,817	296,425	421,930
Investment income (loss) — net	(267,353)	(213,224)	(89,817)	(296,425)	(421,930)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	5,092,321	3,092,286	935,675	2,276,836	8,787,931
Cost of investments sold	4,799,380	2,734,663	863,267	2,163,530	8,783,515
Net realized gain (loss) on sales of investments	292,941	357,623	72,408	113,306	4,416
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,781,396	1,361,291	968,847	3,965,056	2,969,022
Net gain (loss) on investments	2,074,337	1,718,914	1,041,255	4,078,362	2,973,438
Net increase (decrease) in net assets resulting from operations	$1,806,984	$1,505,690	$951,438	$3,781,937	$2,551,508

Year ended December 31, 2023 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	815,310	5,599,402	8,425,392	4,100,682	3,055,934
Investment income (loss) — net	(815,310)	(5,599,402)	(8,425,392)	(4,100,682)	(3,055,934)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	18,452,872	52,081,715	105,372,097	51,403,562	45,100,233
Cost of investments sold	16,832,298	40,432,874	81,624,064	37,322,507	25,834,289
Net realized gain (loss) on sales of investments	1,620,574	11,648,841	23,748,033	14,081,055	19,265,944
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	5,774,272	64,974,582	71,066,648	34,631,169	19,597,995
Net gain (loss) on investments	7,394,846	76,623,423	94,814,681	48,712,224	38,863,939
Net increase (decrease) in net assets resulting from operations	$6,579,536	$71,024,021	$86,389,289	$44,611,542	$35,808,005

See accompanying notes to financial statements.

38	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Operations

Year ended December 31, 2023 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Bond, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$32,626
Variable account expenses	1,454,488	860,768	675,569	532,086	13,645
Investment income (loss) — net	(1,454,488)	(860,768)	(675,569)	(532,086)	18,981

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	22,563,726	15,750,188	9,304,072	10,100,106	83,344
Cost of investments sold	15,759,732	8,321,852	7,600,060	6,862,827	95,114
Net realized gain (loss) on sales of investments	6,803,994	7,428,336	1,704,012	3,237,279	(11,770)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	13,421,412	5,321,275	4,754,353	2,229,584	57,685
Net gain (loss) on investments	20,225,406	12,749,611	6,458,365	5,466,863	45,915
Net increase (decrease) in net assets resulting from operations	$18,770,918	$11,888,843	$5,782,796	$4,934,777	$64,896

Year ended December 31, 2023 (continued)	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 2	VP Ptnrs Intl Val, Cl 2
Investment income
Dividend income	$—	$—	$11,654	$5,073	$30,596
Variable account expenses	4,179	11,303	11,282	23,286	17,560
Investment income (loss) — net	(4,179)	(11,303)	372	(18,213)	13,036

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	450,264	309,915	93,105	159,374	162,140
Cost of investments sold	408,445	110,147	106,251	175,736	163,321
Net realized gain (loss) on sales of investments	41,819	199,768	(13,146)	(16,362)	(1,181)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	70,989	62,678	168,214	302,211	217,643
Net gain (loss) on investments	112,808	262,446	155,068	285,849	216,462
Net increase (decrease) in net assets resulting from operations	$108,629	$251,143	$155,440	$267,636	$229,498

Year ended December 31, 2023 (continued)	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	16,686	8,612	23,101	241,094	2,283,256
Investment income (loss) — net	(16,686)	(8,612)	(23,101)	(241,094)	(2,283,256)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	148,567	64,879	331,758	2,237,222	18,235,958
Cost of investments sold	130,849	55,620	172,220	2,172,934	15,980,515
Net realized gain (loss) on sales of investments	17,718	9,259	159,538	64,288	2,255,443
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	93,525	86,856	118,903	2,396,718	33,295,469
Net gain (loss) on investments	111,243	96,115	278,441	2,461,006	35,550,912
Net increase (decrease) in net assets resulting from operations	$94,557	$87,503	$255,340	$2,219,912	$33,267,656

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	39

Statement of Operations

Year ended December 31, 2023 (continued)	VP US Flex Mod Gro, Cl 2	Wanger Acorn	Wanger Intl	WA Var Global Hi Yd Bond, Cl II
Investment income
Dividend income	$—	$—	$17,045	$26,363
Variable account expenses	1,306,654	70,552	47,936	5,621
Investment income (loss) — net	(1,306,654)	(70,552)	(30,891)	20,742

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	12,422,466	1,101,695	739,090	122,132
Cost of investments sold	11,445,380	1,826,151	975,410	149,878
Net realized gain (loss) on sales of investments	977,086	(724,456)	(236,320)	(27,746)
Distributions from capital gains	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	15,464,347	2,306,153	1,072,364	49,736
Net gain (loss) on investments	16,441,433	1,581,697	836,044	21,990
Net increase (decrease) in net assets resulting from operations	$15,134,779	$1,511,145	$805,153	$42,732

See accompanying notes to financial statements.

40	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B	AB VPS Sus Gbl Thematic, Cl B
Operations
Investment income (loss) — net	$(6,562)	$(6,886)	$(92,185)	$18,801	$(3,895)
Net realized gain (loss) on sales of investments	(20,354)	(23,102)	16,006	35,498	9,643
Distributions from capital gains	—	—	624,964	378,823	27,180
Net change in unrealized appreciation (depreciation) of investments	147,299	499,229	1,874,688	36,123	28,216
Net increase (decrease) in net assets resulting from operations	120,383	469,241	2,423,473	469,245	61,144

Contract transactions
Contract purchase payments	9,750	58,294	860,542	149,092	4,407
Net transfers(1)	(517,190)	(117,036)	419,702	(251,869)	149
Transfers for policy loans	(26,525)	870	588	1,985	—
Adjustments to net assets allocated to contracts in payment period	—	(535)	(9,512)	—	—
Contract charges	(178)	(4,518)	(1,482)	(2,311)	(456)
Contract terminations:
Surrender benefits	(23,299)	(274,834)	(304,507)	(239,079)	(49,973)
Death benefits	—	(25,427)	(112,842)	(72,012)	(9,192)
Increase (decrease) from transactions	(557,442)	(363,186)	852,489	(414,194)	(55,065)
Net assets at beginning of year	1,151,388	3,528,427	6,953,194	4,688,583	441,910
Net assets at end of year	$714,329	$3,634,482	$10,229,156	$4,743,634	$447,989

Accumulation unit activity
Units outstanding at beginning of year	984,003	2,384,574	1,675,100	1,407,365	167,551
Units purchased	8,021	42,303	252,229	44,765	1,929
Units redeemed	(443,222)	(245,719)	(102,907)	(170,263)	(20,863)
Units outstanding at end of year	548,802	2,181,158	1,824,422	1,281,867	148,617

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	41

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Intl Eq, Cl 2	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$2,533	$4,845	$(22,783)	$(41,707)	$39,022
Net realized gain (loss) on sales of investments	3,322	(85,359)	7,698	(161,188)	52,237
Distributions from capital gains	67,118	—	205,641	—	21,356
Net change in unrealized appreciation (depreciation) of investments	244,747	204,361	343,605	333,580	125,529
Net increase (decrease) in net assets resulting from operations	317,720	123,847	534,161	130,685	238,144

Contract transactions
Contract purchase payments	30,176	5,642	42,375	109,161	45,502
Net transfers(1)	140,970	(63,888)	(2,733)	74,665	(49,130)
Transfers for policy loans	11,545	—	444	667	248
Adjustments to net assets allocated to contracts in payment period	—	(1,062)	(7,234)	—	—
Contract charges	(1,315)	(1,609)	(813)	(1,427)	(493)
Contract terminations:
Surrender benefits	(75,980)	(87,629)	(175,853)	(278,118)	(174,616)
Death benefits	(14,816)	(6,523)	(1,050)	(121,787)	(969)
Increase (decrease) from transactions	90,580	(155,069)	(144,864)	(216,839)	(179,458)
Net assets at beginning of year	1,977,622	925,363	2,164,005	4,256,293	1,963,130
Net assets at end of year	$2,385,922	$894,141	$2,553,302	$4,170,139	$2,021,816

Accumulation unit activity
Units outstanding at beginning of year	642,004	627,326	532,934	1,113,287	1,766,625
Units purchased	56,108	3,669	9,941	62,550	68,834
Units redeemed	(28,041)	(105,405)	(40,907)	(121,761)	(218,212)
Units outstanding at end of year	670,071	525,590	501,968	1,054,076	1,617,247

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

42	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I
Operations
Investment income (loss) — net	$1,005	$2,618	$27,880	$(23,247)	$8,805
Net realized gain (loss) on sales of investments	3,785	6,130	5,198	33,341	32,230
Distributions from capital gains	—	—	244,080	176,389	45,814
Net change in unrealized appreciation (depreciation) of investments	15,721	70,088	(154,742)	655,251	(50,028)
Net increase (decrease) in net assets resulting from operations	20,511	78,836	122,416	841,734	36,821

Contract transactions
Contract purchase payments	—	48,262	417,787	7,074	11,254
Net transfers(1)	172	30,494	10,142	193,787	21
Transfers for policy loans	179	—	(5,329)	(3,269)	—
Adjustments to net assets allocated to contracts in payment period	—	(190)	—	—	—
Contract charges	(38)	(246)	(1,796)	(1,708)	(230)
Contract terminations:
Surrender benefits	(45,259)	(87,336)	(115,812)	(227,237)	(138,006)
Death benefits	—	(5,248)	(1,657)	(46,481)	(432)
Increase (decrease) from transactions	(44,946)	(14,264)	303,335	(77,834)	(127,393)
Net assets at beginning of year	185,201	674,467	2,096,455	2,061,191	586,408
Net assets at end of year	$160,766	$739,039	$2,522,206	$2,825,091	$495,836

Accumulation unit activity
Units outstanding at beginning of year	121,930	317,677	644,040	494,381	115,231
Units purchased	105	50,089	139,966	41,962	2,178
Units redeemed	(26,538)	(41,343)	(44,539)	(59,469)	(26,903)
Units outstanding at end of year	95,497	326,423	739,467	476,874	90,506

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	43

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	AC VP Val, Cl II	BlackRock Adv SMID Cap VI, Cl III	BlackRock Global Alloc, Cl III	BNY Mellon Sus US Eq, Serv	Calvert VP EAFE Intl Index, Cl F
Operations
Investment income (loss) — net	$159,591	$3,318	$89,049	$(260)	$6,586
Net realized gain (loss) on sales of investments	226,016	134	(140,093)	(41)	1,077
Distributions from capital gains	1,012,555	—	—	347	—
Net change in unrealized appreciation (depreciation) of investments	(398,697)	30,279	669,172	4,647	32,821
Net increase (decrease) in net assets resulting from operations	999,465	33,731	618,128	4,693	40,484

Contract transactions
Contract purchase payments	656,811	113,405	175,223	58,397	88,512
Net transfers(1)	104,469	16,405	220,966	(958)	17,136
Transfers for policy loans	659	—	(1,428)	—	(1,636)
Adjustments to net assets allocated to contracts in payment period	(2,281)	—	(13,654)	—	—
Contract charges	(4,081)	(10)	(1,137)	—	—
Contract terminations:
Surrender benefits	(886,789)	(1,745)	(309,872)	(348)	(3,544)
Death benefits	(50,287)	—	(59,405)	—	—
Increase (decrease) from transactions	(181,499)	128,055	10,693	57,091	100,468
Net assets at beginning of year	12,773,717	131,399	5,541,943	2,638	211,395
Net assets at end of year	$13,591,683	$293,185	$6,170,764	$64,422	$352,347

Accumulation unit activity
Units outstanding at beginning of year	3,579,711	135,207	3,685,400	—	212,497
Units purchased	257,416	124,427	326,698	55,595	99,140
Units redeemed	(283,071)	(1,480)	(321,779)	(946)	(5,089)
Units outstanding at end of year	3,554,056	258,154	3,690,319	54,649	306,548

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

44	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Calvert VP Nasdaq 100 Index, Cl F	Calv VP Russ 2000 Sm Cap Ind, Cl F	Calvert VP SRI Bal, Cl F	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Operations
Investment income (loss) — net	$(7,424)	$(115)	$2,384	$13,510	$(4,011)
Net realized gain (loss) on sales of investments	8,761	(238)	184	4,229	(624)
Distributions from capital gains	—	250	1,048	6,205	—
Net change in unrealized appreciation (depreciation) of investments	498,642	57,714	27,263	210,821	37,849
Net increase (decrease) in net assets resulting from operations	499,979	57,611	30,879	234,765	33,214

Contract transactions
Contract purchase payments	1,009,847	107,802	123,559	6,047	9,641
Net transfers(1)	92,799	94,327	76,481	711,516	6,630
Transfers for policy loans	(11,954)	(2,601)	—	1,008	1,149
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(1,417)	(5)	(19)	(651)	(279)
Contract terminations:
Surrender benefits	(5,378)	(2,458)	(3,071)	(55,447)	(15,425)
Death benefits	(1,966)	—	—	—	—
Increase (decrease) from transactions	1,081,931	197,065	196,950	662,473	1,716
Net assets at beginning of year	532,516	252,099	86,976	1,051,751	436,821
Net assets at end of year	$2,114,426	$506,775	$314,805	$1,948,989	$471,751

Accumulation unit activity
Units outstanding at beginning of year	623,936	262,942	90,782	461,070	131,985
Units purchased	1,143,839	204,201	199,584	303,085	7,857
Units redeemed	(135,853)	(5,123)	(2,612)	(22,386)	(7,107)
Units outstanding at end of year	1,631,922	462,020	287,754	741,769	132,735

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	45

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Bal, Cl 2	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2
Operations
Investment income (loss) — net	$(111,562)	$(495,708)	$132,895	$(54,805)	$(28,152)
Net realized gain (loss) on sales of investments	2,487	1,721,208	(17,816)	120,115	48,250
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,982,784	7,080,798	(167,973)	1,265,689	501,218
Net increase (decrease) in net assets resulting from operations	1,873,709	8,306,298	(52,894)	1,330,999	521,316

Contract transactions
Contract purchase payments	2,232,727	995,533	48,123	97,116	459,820
Net transfers(1)	695,062	1,402,745	71,843	504,776	166,913
Transfers for policy loans	(19,101)	(45,337)	—	602	(8,086)
Adjustments to net assets allocated to contracts in payment period	—	(21,221)	—	—	—
Contract charges	(39,799)	(13,344)	(144)	(574)	(2,043)
Contract terminations:
Surrender benefits	(87,624)	(3,028,327)	(22,798)	(114,682)	(62,476)
Death benefits	—	(630,616)	(27,748)	(88,882)	(16,885)
Increase (decrease) from transactions	2,781,265	(1,340,567)	69,276	398,356	537,243
Net assets at beginning of year	8,220,542	42,718,998	641,822	4,305,111	2,122,978
Net assets at end of year	$12,875,516	$49,684,729	$658,204	$6,034,466	$3,181,537

Accumulation unit activity
Units outstanding at beginning of year	9,421,453	16,872,592	782,111	1,733,968	555,644
Units purchased	3,121,681	1,181,528	166,648	209,207	147,194
Units redeemed	(235,037)	(1,612,594)	(78,417)	(83,038)	(24,687)
Units outstanding at end of year	12,308,097	16,441,526	870,342	1,860,137	678,151

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

46	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2
Operations
Investment income (loss) — net	$(186,535)	$(59,419)	$(193,704)	$44,118	$(26,257)
Net realized gain (loss) on sales of investments	1,373,591	99,158	1,221,852	(35,472)	(172,901)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	2,312,109	182,549	(300,724)	81,565	389,159
Net increase (decrease) in net assets resulting from operations	3,499,165	222,288	727,424	90,211	190,001

Contract transactions
Contract purchase payments	92,220	673,716	182,283	12,539	161,936
Net transfers(1)	(199,701)	36,569	103,784	(15,681)	53,427
Transfers for policy loans	19,032	—	5,639	—	—
Adjustments to net assets allocated to contracts in payment period	(16,860)	—	(835)	—	—
Contract charges	(13,287)	(6,422)	(12,502)	(91)	(3,180)
Contract terminations:
Surrender benefits	(1,112,225)	(202,444)	(1,285,544)	(75,676)	(97,999)
Death benefits	(459,628)	(22,731)	(432,818)	(2,985)	(128,770)
Increase (decrease) from transactions	(1,690,449)	478,688	(1,439,993)	(81,894)	(14,586)
Net assets at beginning of year	16,097,535	5,129,302	20,628,681	1,076,139	2,390,405
Net assets at end of year	$17,906,251	$5,830,278	$19,916,112	$1,084,456	$2,565,820

Accumulation unit activity
Units outstanding at beginning of year	4,860,247	1,771,283	5,399,844	1,154,057	2,059,729
Units purchased	32,640	307,509	117,366	20,161	181,228
Units redeemed	(480,617)	(135,410)	(511,592)	(106,089)	(194,846)
Units outstanding at end of year	4,412,270	1,943,382	5,005,618	1,068,129	2,046,111

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	47

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3
Operations
Investment income (loss) — net	$(40,340)	$19,396	$56,739	$502,827	$271,683
Net realized gain (loss) on sales of investments	(219,198)	(6,984)	(118,404)	1	8
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	574,152	69,079	268,548	(1)	(7)
Net increase (decrease) in net assets resulting from operations	314,614	81,491	206,883	502,827	271,684

Contract transactions
Contract purchase payments	56,912	70,050	16,430	2,588,150	162,866
Net transfers(1)	32,433	15,342	15,695	1,711,135	167,399
Transfers for policy loans	2,054	—	1,700	(2,500)	35,733
Adjustments to net assets allocated to contracts in payment period	(1,022)	—	(64)	—	(585)
Contract charges	(4,732)	(144)	(5,173)	(5,091)	(6,650)
Contract terminations:
Surrender benefits	(277,449)	(13,706)	(213,789)	(2,058,998)	(897,120)
Death benefits	(46,886)	(10,617)	(89,065)	(69,809)	(162,359)
Increase (decrease) from transactions	(238,690)	60,925	(274,266)	2,162,887	(700,716)
Net assets at beginning of year	3,976,579	948,375	2,536,593	13,762,515	7,983,931
Net assets at end of year	$4,052,503	$1,090,791	$2,469,210	$16,428,229	$7,554,899

Accumulation unit activity
Units outstanding at beginning of year	1,752,225	1,083,149	1,814,952	14,646,066	7,685,671
Units purchased	80,065	94,786	23,350	5,316,443	679,152
Units redeemed	(180,653)	(27,453)	(214,830)	(3,016,395)	(1,376,080)
Units outstanding at end of year	1,651,637	1,150,482	1,623,472	16,946,114	6,988,743

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

48	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2
Operations
Investment income (loss) — net	$170,566	$224,497	$142,316	$173,671	$54,756
Net realized gain (loss) on sales of investments	(50,778)	(83,437)	(163,630)	(162,739)	(115,864)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	284,926	404,501	383,062	406,284	332,234
Net increase (decrease) in net assets resulting from operations	404,714	545,561	361,748	417,216	271,126

Contract transactions
Contract purchase payments	795,255	28,936	463,180	29,683	725,567
Net transfers(1)	(137,181)	5,709	(731,334)	12,461	479,001
Transfers for policy loans	(4,701)	(652)	334	(1,646)	463
Adjustments to net assets allocated to contracts in payment period	—	(3,138)	—	(1,541)	—
Contract charges	(794)	(2,418)	(1,265)	(7,136)	(13,346)
Contract terminations:
Surrender benefits	(108,689)	(299,904)	(151,184)	(328,575)	(328,795)
Death benefits	(16,794)	(273,271)	(11,779)	(73,103)	(27,651)
Increase (decrease) from transactions	527,096	(544,738)	(432,048)	(369,857)	835,239
Net assets at beginning of year	3,546,695	5,297,527	3,827,441	4,216,046	4,934,356
Net assets at end of year	$4,478,505	$5,298,350	$3,757,141	$4,263,405	$6,040,721

Accumulation unit activity
Units outstanding at beginning of year	2,193,725	1,917,573	2,387,625	1,953,865	4,303,201
Units purchased	545,271	29,410	279,368	45,715	1,089,459
Units redeemed	(215,034)	(212,385)	(543,002)	(211,914)	(372,720)
Units outstanding at end of year	2,523,962	1,734,598	2,123,991	1,787,666	5,019,940

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.
See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	49

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 2	Col VP Lg Cap Index, Cl 3
Operations
Investment income (loss) — net	$137,015	$(67,262)	$(34,007)	$(148,875)	$(659,629)
Net realized gain (loss) on sales of investments	(379,076)	148,068	370,027	14,377	1,995,509
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	786,735	2,058,514	1,005,228	3,361,629	12,945,606
Net increase (decrease) in net assets resulting from operations	544,674	2,139,320	1,341,248	3,227,131	14,281,486

Contract transactions
Contract purchase payments	60,549	836,762	36,952	6,941,246	4,382,257
Net transfers(1)	128,000	(24,866)	35,422	402,569	3,412,596
Transfers for policy loans	1,741	31	—	(92,396)	(141,172)
Adjustments to net assets allocated to contracts in payment period	(5,455)	—	—	—	—
Contract charges	(17,179)	(12,355)	(3,812)	(38,938)	(20,486)
Contract terminations:
Surrender benefits	(856,921)	(161,750)	(387,803)	(132,394)	(3,032,154)
Death benefits	(355,938)	(111,532)	(72,263)	(49,790)	(437,704)
Increase (decrease) from transactions	(1,045,203)	526,290	(391,504)	7,030,297	4,163,337
Net assets at beginning of year	11,424,527	4,852,330	3,360,161	10,095,600	55,435,264
Net assets at end of year	$10,923,998	$7,517,940	$4,309,905	$20,353,028	$73,880,087

Accumulation unit activity
Units outstanding at beginning of year	6,883,428	1,246,798	1,632,874	10,988,024	17,221,617
Units purchased	140,833	428,634	27,591	7,207,720	2,338,514
Units redeemed	(750,782)	(210,385)	(192,027)	(401,867)	(1,009,443)
Units outstanding at end of year	6,273,479	1,465,047	1,468,438	17,793,877	18,550,688

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

50	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Eq, Cl 2
Operations
Investment income (loss) — net	$84,150	$26,379	$4,543	$20,665	$(332)
Net realized gain (loss) on sales of investments	(40,783)	(41,570)	(9,909)	(2,829)	1,989
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	169,868	93,616	131,669	360,949	8,081
Net increase (decrease) in net assets resulting from operations	213,235	78,425	126,303	378,785	9,738

Contract transactions
Contract purchase payments	173,493	53,931	227,666	26,912	204,498
Net transfers(1)	107,784	116,461	(45,016)	1,736	13,510
Transfers for policy loans	—	672	—	(765)	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	(2,797)	—
Contract charges	(7,588)	(276)	(850)	(1,320)	—
Contract terminations:
Surrender benefits	(378,679)	(37,563)	(70,203)	(200,248)	(70)
Death benefits	(291,432)	(35,867)	(959)	(86,564)	—
Increase (decrease) from transactions	(396,422)	97,358	110,638	(263,046)	217,938
Net assets at beginning of year	4,029,747	1,211,746	854,752	2,834,021	375
Net assets at end of year	$3,846,560	$1,387,529	$1,091,693	$2,949,760	$228,051

Accumulation unit activity
Units outstanding at beginning of year	3,775,910	1,251,644	539,017	1,717,325	—
Units purchased	286,916	196,622	133,000	47,963	195,723
Units redeemed	(647,816)	(89,415)	(69,219)	(193,931)	—
Units outstanding at end of year	3,415,010	1,358,851	602,798	1,571,357	195,723

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	51

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 2
Operations
Investment income (loss) — net	$(38,783)	$(8,700)	$(21,139)	$(35,009)	$(22,849)
Net realized gain (loss) on sales of investments	49,384	86,121	29,099	283,919	48,126
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	140,819	(42,468)	439,476	424,136	233,349
Net increase (decrease) in net assets resulting from operations	151,420	34,953	447,436	673,046	258,626

Contract transactions
Contract purchase payments	331,872	16,567	526,087	56,494	550,131
Net transfers(1)	(58,759)	(54,540)	(7,290)	(126,282)	160,649
Transfers for policy loans	—	—	—	978	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	(1,265)	—
Contract charges	(12,494)	(605)	(5,444)	(1,054)	(4,224)
Contract terminations:
Surrender benefits	(24,594)	(145,534)	(57,359)	(80,914)	(44,224)
Death benefits	(17,522)	(55,005)	(76,632)	(247,500)	—
Increase (decrease) from transactions	218,503	(239,117)	379,362	(399,543)	662,332
Net assets at beginning of year	3,535,443	997,658	1,581,794	3,055,644	1,847,488
Net assets at end of year	$3,905,366	$793,494	$2,408,592	$3,329,147	$2,768,446

Accumulation unit activity
Units outstanding at beginning of year	1,095,032	293,060	596,043	1,107,085	565,647
Units purchased	193,739	9,967	194,668	22,679	277,124
Units redeemed	(50,204)	(79,019)	(59,606)	(156,057)	(49,748)
Units outstanding at end of year	1,238,567	224,008	731,105	973,707	793,023

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

52	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Sel Gbl Tech, Cl 2	Col VP Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$(15,513)	$(13,882)	$(12,315)	$(3,046)	$(129)
Net realized gain (loss) on sales of investments	138,549	8,040	95,878	466	52
Distributions from capital gains	—	—	—	18,982	1,062
Net change in unrealized appreciation (depreciation) of investments	23,964	149,495	71,395	107,837	2,401
Net increase (decrease) in net assets resulting from operations	147,000	143,653	154,958	124,239	3,386

Contract transactions
Contract purchase payments	23,352	135,061	26,795	273,562	9,015
Net transfers(1)	(21,859)	26,354	(72,356)	56,219	6,371
Transfers for policy loans	747	—	553	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	(343)	—	—
Contract charges	(1,279)	(1,993)	(736)	—	(2)
Contract terminations:
Surrender benefits	(145,466)	(6,056)	(105,061)	(1,555)	(2,475)
Death benefits	(39,845)	(8,354)	—	—	—
Increase (decrease) from transactions	(184,350)	145,012	(151,148)	328,226	12,909
Net assets at beginning of year	1,742,977	1,103,798	1,415,245	84,449	13,735
Net assets at end of year	$1,705,627	$1,392,463	$1,419,055	$536,914	$30,030

Accumulation unit activity
Units outstanding at beginning of year	513,999	453,661	422,912	96,845	12,735
Units purchased	10,157	68,697	9,866	455,581	13,763
Units redeemed	(63,974)	(11,236)	(54,052)	(116,734)	(2,279)
Units outstanding at end of year	460,182	511,122	378,726	435,692	24,219

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	53

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 2
Operations
Investment income (loss) — net	$82,245	$23,582	$37,609	$103,296	$30,087
Net realized gain (loss) on sales of investments	(76,299)	(75,350)	(34,209)	(63,761)	(23,594)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	273,873	99,206	93,371	(92,011)	54,617
Net increase (decrease) in net assets resulting from operations	279,819	47,438	96,771	(52,476)	61,110

Contract transactions
Contract purchase payments	650,836	64,914	18,580	9,204	47,227
Net transfers(1)	447,434	26,741	18,058	(36,102)	119,468
Transfers for policy loans	—	—	(3,303)	468	—
Adjustments to net assets allocated to contracts in payment period	—	—	(1,143)	—	—
Contract charges	(415)	(3,069)	(1,866)	(403)	(6,274)
Contract terminations:
Surrender benefits	(247,566)	(60,539)	(104,923)	(46,132)	(37,551)
Death benefits	(69,270)	(212,873)	(28,966)	(1,704)	(27,540)
Increase (decrease) from transactions	781,019	(184,826)	(103,563)	(74,669)	95,330
Net assets at beginning of year	2,950,865	1,507,152	2,167,855	567,532	1,424,440
Net assets at end of year	$4,011,703	$1,369,764	$2,161,063	$440,387	$1,580,880

Accumulation unit activity
Units outstanding at beginning of year	2,553,683	1,570,105	1,783,059	824,701	1,314,885
Units purchased	953,555	96,821	31,060	28,503	162,730
Units redeemed	(283,068)	(302,360)	(113,397)	(143,935)	(77,708)
Units outstanding at end of year	3,224,170	1,364,566	1,700,722	709,269	1,399,907

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

54	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2	CTIVP MFS Val, Cl 2	CTIVP MS Adv, Cl 2
Operations
Investment income (loss) — net	$112,049	$199,954	$8,065	$(48,723)	$(12,361)
Net realized gain (loss) on sales of investments	(71,759)	(193,928)	(18,784)	214,270	(25,303)
Distributions from capital gains	—	—	71,581	—	—
Net change in unrealized appreciation (depreciation) of investments	279	63,605	62,955	143,529	328,917
Net increase (decrease) in net assets resulting from operations	40,569	69,631	123,817	309,076	291,253

Contract transactions
Contract purchase payments	11,768	7,428	44,942	527,536	42,168
Net transfers(1)	(74,142)	20,567	28,270	103,512	(44,372)
Transfers for policy loans	—	(426)	—	(194)	122
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(148)	(8,379)	(108)	(1,312)	(1,100)
Contract terminations:
Surrender benefits	(89,323)	(268,143)	(22,357)	(145,889)	(58,485)
Death benefits	(60,106)	(50,078)	(2,191)	(419,769)	(3,580)
Increase (decrease) from transactions	(211,951)	(299,031)	48,556	63,884	(65,247)
Net assets at beginning of year	1,602,610	2,642,899	959,258	4,538,772	1,036,640
Net assets at end of year	$1,431,228	$2,413,499	$1,131,631	$4,911,732	$1,262,646

Accumulation unit activity
Units outstanding at beginning of year	1,379,385	1,876,472	500,355	1,394,602	334,635
Units purchased	45,886	46,911	39,945	218,927	15,027
Units redeemed	(229,588)	(258,220)	(15,571)	(205,491)	(34,372)
Units outstanding at end of year	1,195,683	1,665,163	524,729	1,408,038	315,290

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	55

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	CTIVP Prin Blue Chip Gro, Cl 1	CTIVP Prin Blue Chip Gro, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2
Operations
Investment income (loss) — net	$(46,344)	$(24,351)	$(40,774)	$27,188	$(58,146)
Net realized gain (loss) on sales of investments	558,609	71,660	64,338	(18,976)	183,105
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,084,078	660,594	285,769	84,506	340,293
Net increase (decrease) in net assets resulting from operations	1,596,343	707,903	309,333	92,718	465,252

Contract transactions
Contract purchase payments	34,743	226,208	144,615	305,330	876,029
Net transfers(1)	(267,352)	241,767	163,261	(42,026)	(67,511)
Transfers for policy loans	848	371	500	—	(6,749)
Adjustments to net assets allocated to contracts in payment period	—	—	1,556	—	1,363
Contract charges	(5,303)	(1,058)	(1,267)	(5,881)	(2,837)
Contract terminations:
Surrender benefits	(624,226)	(89,829)	(142,757)	(25,427)	(146,226)
Death benefits	(121,031)	(106,293)	(81,763)	—	(130,510)
Increase (decrease) from transactions	(982,321)	271,166	84,145	231,996	523,559
Net assets at beginning of year	4,638,763	1,632,731	3,769,238	1,899,796	5,140,014
Net assets at end of year	$5,252,785	$2,611,800	$4,162,716	$2,224,510	$6,128,825

Accumulation unit activity
Units outstanding at beginning of year	2,407,494	434,609	1,323,101	1,893,773	1,319,084
Units purchased	16,181	323,979	108,755	325,832	267,664
Units redeemed	(450,896)	(165,337)	(79,988)	(102,203)	(112,157)
Units outstanding at end of year	1,972,779	593,251	1,351,868	2,117,402	1,474,591

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

56	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Westfield Mid Cap Gro, Cl 2	Del Ivy VIP Asset Strategy, Cl II	Del VIP for Inc, Serv Cl	Del VIP Intl, Serv Cl
Operations
Investment income (loss) — net	$(9,844)	$(11,855)	$5,950	$1,888	$(67)
Net realized gain (loss) on sales of investments	40,719	39,358	(9,653)	12	32
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	56,821	218,599	70,054	6,183	2,700
Net increase (decrease) in net assets resulting from operations	87,696	246,102	66,351	8,083	2,665

Contract transactions
Contract purchase payments	14,151	56,506	1,703	47,532	—
Net transfers(1)	(15,148)	41,325	(13,402)	(390)	64,293
Transfers for policy loans	1,141	—	—	—	—
Adjustments to net assets allocated to contracts in payment period	(1,473)	—	—	—	—
Contract charges	(647)	(866)	(103)	—	—
Contract terminations:
Surrender benefits	(56,704)	(23,741)	(17,000)	(148)	(1,709)
Death benefits	(9,109)	(75,518)	(9,819)	—	—
Increase (decrease) from transactions	(67,789)	(2,294)	(38,621)	46,994	62,584
Net assets at beginning of year	1,035,577	1,028,363	546,242	40,583	1,155
Net assets at end of year	$1,055,484	$1,272,171	$573,972	$95,660	$66,404

Accumulation unit activity
Units outstanding at beginning of year	250,243	322,876	402,712	41,256	—
Units purchased	4,755	29,809	1,201	47,750	65,165
Units redeemed	(19,831)	(29,952)	(28,953)	(375)	(1,630)
Units outstanding at end of year	235,167	322,733	374,960	88,631	63,535

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	57

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Emer Mkts, Serv Cl 2	Fid VIP Energy, Serv Cl 2
Operations
Investment income (loss) — net	$44,337	$339,858	$(290,517)	$416	$5,907
Net realized gain (loss) on sales of investments	(9,285)	(44,289)	627,486	461	820
Distributions from capital gains	7,582	—	1,407,442	—	—
Net change in unrealized appreciation (depreciation) of investments	(7,199)	157,733	8,626,495	1,762	(22,198)
Net increase (decrease) in net assets resulting from operations	35,435	453,302	10,370,906	2,639	(15,471)

Contract transactions
Contract purchase payments	39,492	1,092,996	2,290,098	19,467	271,672
Net transfers(1)	(13,586)	(54,984)	(898,806)	2,132	57,391
Transfers for policy loans	—	(17,940)	(20,320)	—	—
Adjustments to net assets allocated to contracts in payment period	—	(493)	(2,964)	—	—
Contract charges	(134)	(6,060)	(15,342)	—	(6)
Contract terminations:
Surrender benefits	(64,316)	(557,056)	(2,337,468)	(216)	(504)
Death benefits	—	(47,907)	(498,534)	—	(2,148)
Increase (decrease) from transactions	(38,544)	408,556	(1,483,336)	21,383	326,405
Net assets at beginning of year	841,231	4,257,509	33,165,971	22,469	114,923
Net assets at end of year	$838,122	$5,119,367	$42,053,541	$46,491	$425,857

Accumulation unit activity
Units outstanding at beginning of year	759,946	2,940,863	10,551,187	22,332	97,576
Units purchased	43,032	851,752	873,341	23,477	270,567
Units redeemed	(79,097)	(539,360)	(1,172,381)	(1,750)	(1,873)
Units outstanding at end of year	723,881	3,253,255	10,252,147	44,059	366,270

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

58	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Serv Cl 2	Fid VIP Intl Cap Appr, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2
Operations
Investment income (loss) — net	$5,186	$43,876	$(3,278)	$(683)	$20,997
Net realized gain (loss) on sales of investments	68,158	253,681	2,855	1,084	(9)
Distributions from capital gains	29,642	280,264	—	—	—
Net change in unrealized appreciation (depreciation) of investments	27,096	537,913	112,859	21,953	24,567
Net increase (decrease) in net assets resulting from operations	130,082	1,115,734	112,436	22,354	45,555

Contract transactions
Contract purchase payments	2,324	598,164	398,438	126,904	1,161,725
Net transfers(1)	60,000	234,615	128,129	8,849	6,100
Transfers for policy loans	749	(33,564)	—	(5,647)	—
Adjustments to net assets allocated to contracts in payment period	—	(8,265)	—	—	—
Contract charges	(219)	(3,858)	(52)	—	(7)
Contract terminations:
Surrender benefits	(111,840)	(560,250)	(1,552)	(1,420)	(502)
Death benefits	(33,443)	(128,358)	—	—	—
Increase (decrease) from transactions	(82,429)	98,484	524,963	128,686	1,167,316
Net assets at beginning of year	779,287	6,432,194	31,001	38,544	121,931
Net assets at end of year	$826,940	$7,646,412	$668,400	$189,584	$1,334,802

Accumulation unit activity
Units outstanding at beginning of year	241,874	1,797,259	33,685	40,530	127,071
Units purchased	18,570	575,510	637,263	133,516	1,211,631
Units redeemed	(40,956)	(200,258)	(120,085)	(12,005)	(8)
Units outstanding at end of year	219,488	2,172,511	550,863	162,041	1,338,694

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	59

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2
Operations
Investment income (loss) — net	$(5,437)	$(133,093)	$183	$(2,520)	$290,930
Net realized gain (loss) on sales of investments	8,771	(47,281)	2,963	53,431	(205,309)
Distributions from capital gains	42,835	663,372	535	5,924	—
Net change in unrealized appreciation (depreciation) of investments	155,049	2,455,762	31,921	336,920	608,020
Net increase (decrease) in net assets resulting from operations	201,218	2,938,760	35,602	393,755	693,641

Contract transactions
Contract purchase payments	17,529	1,096,086	2,330	33,381	1,238,333
Net transfers(1)	60,525	228,998	983	25,022	(914,745)
Transfers for policy loans	5,537	(41,580)	—	(5,345)	739
Adjustments to net assets allocated to contracts in payment period	—	20,529	—	(242)	638
Contract charges	(474)	(11,527)	(35)	(1,093)	(3,644)
Contract terminations:
Surrender benefits	(121,668)	(1,480,953)	(10,450)	(248,101)	(466,769)
Death benefits	(1,952)	(295,019)	(4,698)	(11,453)	(114,167)
Increase (decrease) from transactions	(40,503)	(483,466)	(11,870)	(207,831)	(259,615)
Net assets at beginning of year	1,464,527	21,981,073	185,282	2,146,968	8,815,773
Net assets at end of year	$1,625,242	$24,436,367	$209,014	$2,332,892	$9,249,799

Accumulation unit activity
Units outstanding at beginning of year	268,407	4,950,486	105,309	1,035,770	7,925,001
Units purchased	14,710	392,951	1,693	36,246	1,346,847
Units redeemed	(21,226)	(442,569)	(7,334)	(139,713)	(1,584,772)
Units outstanding at end of year	261,891	4,900,868	99,668	932,303	7,687,076

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

60	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Inc, Cl 4	Frank Mutual Gbl Dis, Cl 4	Frank Mutual Shares, Cl 2
Operations
Investment income (loss) — net	$40,152	$168,964	$18,774	$136	$63,501
Net realized gain (loss) on sales of investments	(85,588)	(25,149)	(2,687)	(5)	(131,918)
Distributions from capital gains	—	264,589	30,110	621	651,128
Net change in unrealized appreciation (depreciation) of investments	239,357	(90,216)	(8,510)	2,138	327,443
Net increase (decrease) in net assets resulting from operations	193,921	318,188	37,687	2,890	910,154

Contract transactions
Contract purchase payments	30,852	14,842	230,536	17,642	121,064
Net transfers(1)	14,215	344,550	125,124	(10)	25,171
Transfers for policy loans	(296)	(1,464)	(1,654)	—	(2,973)
Adjustments to net assets allocated to contracts in payment period	(739)	—	—	—	—
Contract charges	(1,642)	(919)	(55)	—	(2,911)
Contract terminations:
Surrender benefits	(176,852)	(197,054)	(14,940)	—	(758,849)
Death benefits	(7,644)	(212,155)	(6,729)	—	(292,820)
Increase (decrease) from transactions	(142,106)	(52,200)	332,282	17,632	(911,318)
Net assets at beginning of year	2,014,747	4,307,964	345,891	10,763	7,817,895
Net assets at end of year	$2,066,562	$4,573,952	$715,860	$31,285	$7,816,731

Accumulation unit activity
Units outstanding at beginning of year	974,000	2,970,774	357,261	9,717	3,453,108
Units purchased	28,594	303,635	453,698	15,730	89,503
Units redeemed	(104,342)	(343,330)	(121,974)	—	(494,415)
Units outstanding at end of year	898,252	2,931,079	688,985	25,447	3,048,196

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	61

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Frank Sm Cap Val, Cl 2	Frank Sm Cap Val, Cl 4	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Multi-Strategy Alt, Serv
Operations
Investment income (loss) — net	$(33,822)	$(1,660)	$8,719	$31,072	$5,590
Net realized gain (loss) on sales of investments	(160,405)	502	(11,409)	(851)	(44)
Distributions from capital gains	406,573	8,450	155,995	—	—
Net change in unrealized appreciation (depreciation) of investments	582,734	25,314	475,554	5,710	(1,682)
Net increase (decrease) in net assets resulting from operations	795,080	32,606	628,859	35,931	3,864

Contract transactions
Contract purchase payments	171,610	261,785	34,468	1,180	75,000
Net transfers(1)	12,646	81,544	9,569	12,219	1,895
Transfers for policy loans	(9,828)	—	2,237	—	—
Adjustments to net assets allocated to contracts in payment period	7,699	—	13,670	—	—
Contract charges	(3,002)	—	(4,804)	(59)	(2)
Contract terminations:
Surrender benefits	(318,315)	(823)	(304,876)	(28,229)	(145)
Death benefits	(191,242)	(3,798)	(34,244)	—	—
Increase (decrease) from transactions	(330,432)	338,708	(283,980)	(14,889)	76,748
Net assets at beginning of year	7,114,040	36,922	6,210,746	574,239	14,218
Net assets at end of year	$7,578,688	$408,236	$6,555,625	$595,281	$94,830

Accumulation unit activity
Units outstanding at beginning of year	1,755,754	36,203	989,057	613,639	13,553
Units purchased	76,619	339,370	10,256	15,897	79,786
Units redeemed	(163,940)	(5,149)	(55,558)	(29,405)	(1,773)
Units outstanding at end of year	1,668,433	370,424	943,755	600,131	91,566

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

62	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT Sm Cap Eq Insights, Serv	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Operations
Investment income (loss) — net	$234	$243	$(8,311)	$(1,957)	$(15,356)
Net realized gain (loss) on sales of investments	(694)	25	38,429	(13,052)	(26,642)
Distributions from capital gains	—	—	—	4,991	40,602
Net change in unrealized appreciation (depreciation) of investments	26,428	13,509	703,530	96,872	551,630
Net increase (decrease) in net assets resulting from operations	25,968	13,777	733,648	86,854	550,234

Contract transactions
Contract purchase payments	1,955	66,850	30,238	4,196	628
Net transfers(1)	—	6,384	(41,203)	(143,989)	(49,986)
Transfers for policy loans	—	(1,614)	—	—	2,538
Adjustments to net assets allocated to contracts in payment period	—	—	16,778	—	—
Contract charges	(33)	(5)	(5,288)	(111)	(4,877)
Contract terminations:
Surrender benefits	(9,393)	(799)	(401,925)	(3,743)	(85,422)
Death benefits	—	—	(38,580)	—	(28,125)
Increase (decrease) from transactions	(7,471)	70,816	(439,980)	(143,647)	(165,244)
Net assets at beginning of year	145,090	34,597	3,399,122	309,181	1,465,576
Net assets at end of year	$163,587	$119,190	$3,692,790	$252,388	$1,850,566

Accumulation unit activity
Units outstanding at beginning of year	40,519	35,315	1,100,753	115,809	565,542
Units purchased	503	72,634	10,022	1,329	1,782
Units redeemed	(2,434)	(2,099)	(143,814)	(49,873)	(55,080)
Units outstanding at end of year	38,588	105,850	966,961	67,265	512,244

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	63

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Plus Bond, Ser II	Invesco VI Dis Mid Cap Gro, Ser I
Operations
Investment income (loss) — net	$(13,956)	$27,143	$(27,080)	$6,510	$(5,185)
Net realized gain (loss) on sales of investments	(31,959)	131,568	(9,969)	(56)	(5,159)
Distributions from capital gains	—	460,890	122,902	—	—
Net change in unrealized appreciation (depreciation) of investments	110,487	(182,222)	931,919	12,193	84,557
Net increase (decrease) in net assets resulting from operations	64,572	437,379	1,017,772	18,647	74,213

Contract transactions
Contract purchase payments	66,629	29,393	19,491	267,478	4,873
Net transfers(1)	84,911	(85,986)	9,152	19,661	4,437
Transfers for policy loans	—	(4,037)	1,749	—	(218)
Adjustments to net assets allocated to contracts in payment period	—	—	(4,113)	—	—
Contract charges	(175)	(8,530)	(1,843)	—	(266)
Contract terminations:
Surrender benefits	(85,146)	(339,686)	(377,751)	(2,081)	(14,059)
Death benefits	—	(29,049)	(97,607)	—	—
Increase (decrease) from transactions	66,219	(437,895)	(450,922)	285,058	(5,233)
Net assets at beginning of year	1,192,577	4,182,399	4,857,804	118,219	608,753
Net assets at end of year	$1,323,368	$4,181,883	$5,424,654	$421,924	$677,733

Accumulation unit activity
Units outstanding at beginning of year	986,420	1,336,766	1,202,022	124,495	499,339
Units purchased	134,433	12,952	6,725	304,276	7,367
Units redeemed	(79,997)	(146,051)	(106,597)	(1,963)	(11,387)
Units outstanding at end of year	1,040,856	1,203,667	1,102,150	426,808	495,319

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

64	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI EQV Intl Eq, Ser II	Invesco VI Global, Ser II
Operations
Investment income (loss) — net	$(3,842)	$7,134	$2,063	$(17,232)	$(76,225)
Net realized gain (loss) on sales of investments	(10,103)	1,269	3,946	(17,930)	(113,628)
Distributions from capital gains	—	55,749	22,454	1,402	857,611
Net change in unrealized appreciation (depreciation) of investments	58,439	(11,503)	(7,923)	323,453	1,440,402
Net increase (decrease) in net assets resulting from operations	44,494	52,649	20,540	289,693	2,108,160

Contract transactions
Contract purchase payments	14,119	4,139	6,229	23,780	267,727
Net transfers(1)	(183)	6,906	(1,657)	197	(665,551)
Transfers for policy loans	—	112	—	4,889	7,608
Adjustments to net assets allocated to contracts in payment period	—	—	—	(4,966)	—
Contract charges	(456)	(151)	(405)	(1,752)	(1,209)
Contract terminations:
Surrender benefits	(19,098)	(8,843)	(34,934)	(173,252)	(549,118)
Death benefits	(2,640)	(62)	—	(43,756)	(81,705)
Increase (decrease) from transactions	(8,258)	2,101	(30,767)	(194,860)	(1,022,248)
Net assets at beginning of year	382,996	651,887	293,668	1,850,949	6,813,061
Net assets at end of year	$419,232	$706,637	$283,441	$1,945,782	$7,898,973

Accumulation unit activity
Units outstanding at beginning of year	317,219	261,642	121,032	968,137	2,661,724
Units purchased	12,481	4,399	3,810	31,951	104,681
Units redeemed	(19,095)	(3,452)	(16,264)	(127,052)	(450,764)
Units outstanding at end of year	310,605	262,589	108,578	873,036	2,315,641

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	65

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Hlth, Ser II	Invesco VI Main St, Ser II	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I
Operations
Investment income (loss) — net	$(60,941)	$(13,139)	$(719)	$(4,622)	$(9,002)
Net realized gain (loss) on sales of investments	(150,993)	(26,704)	(6,421)	15,697	(16,066)
Distributions from capital gains	—	—	10,459	—	—
Net change in unrealized appreciation (depreciation) of investments	679,215	61,374	27,416	866,147	415,368
Net increase (decrease) in net assets resulting from operations	467,281	21,531	30,735	877,222	390,300

Contract transactions
Contract purchase payments	52,554	19,557	2,273	433,086	8,501
Net transfers(1)	2,873	(5,109)	(677)	139,988	27,637
Transfers for policy loans	(2,637)	635	—	(2,370)	(942)
Adjustments to net assets allocated to contracts in payment period	(8)	(3,751)	—	—	—
Contract charges	(9,166)	(624)	(99)	(1,013)	(1,449)
Contract terminations:
Surrender benefits	(428,960)	(150,425)	(19,213)	(269,123)	(51,540)
Death benefits	(88,008)	(5,076)	—	(53,483)	(6,473)
Increase (decrease) from transactions	(473,352)	(144,793)	(17,716)	247,085	(24,266)
Net assets at beginning of year	6,457,231	1,456,992	146,594	5,129,314	858,838
Net assets at end of year	$6,451,160	$1,333,730	$159,613	$6,253,621	$1,224,872

Accumulation unit activity
Units outstanding at beginning of year	4,643,195	463,064	101,508	1,516,878	366,867
Units purchased	66,822	13,495	1,431	172,698	12,874
Units redeemed	(395,514)	(58,513)	(12,079)	(95,827)	(19,199)
Units outstanding at end of year	4,314,503	418,046	90,860	1,593,749	360,542

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

66	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Invesco VI Tech, Ser II	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Forty, Serv
Operations
Investment income (loss) — net	$(2,229)	$100,498	$(3,618)	$48,993	$(768)
Net realized gain (loss) on sales of investments	1,257	60,551	8,048	(31,492)	693
Distributions from capital gains	—	—	36,536	—	—
Net change in unrealized appreciation (depreciation) of investments	89,369	1,773,574	30,586	64,531	23,744
Net increase (decrease) in net assets resulting from operations	88,397	1,934,623	71,552	82,032	23,669

Contract transactions
Contract purchase payments	392,979	949,672	2,200	500,669	102,907
Net transfers(1)	(650)	1,763,077	—	268,097	11,867
Transfers for policy loans	(1,566)	(49,783)	209	121	(2,702)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	—	(3,121)	(160)	(317)	(6)
Contract terminations:
Surrender benefits	(784)	(603,764)	(16,006)	(210,692)	(182)
Death benefits	(2,713)	(101,518)	(38,554)	(2,438)	—
Increase (decrease) from transactions	387,266	1,954,563	(52,311)	555,440	111,884
Net assets at beginning of year	26,394	13,132,612	453,054	1,503,773	40,922
Net assets at end of year	$502,057	$17,021,798	$472,295	$2,141,245	$176,475

Accumulation unit activity
Units outstanding at beginning of year	30,894	10,241,261	182,247	1,503,370	44,644
Units purchased	528,859	2,019,539	874	760,993	103,665
Units redeemed	(131,348)	(607,731)	(20,029)	(208,409)	(3,145)
Units outstanding at end of year	428,405	11,653,069	163,092	2,055,954	145,164

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	67

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Emer Mkts Eq, Serv	Lazard Ret Global Dyn MA, Serv
Operations
Investment income (loss) — net	$(8,050)	$6,016	$(26,998)	$428	$(11,905)
Net realized gain (loss) on sales of investments	16,589	16,893	77,493	(7)	(5,050)
Distributions from capital gains	—	—	—	—	54,018
Net change in unrealized appreciation (depreciation) of investments	398,130	70,707	919,668	928	55,169
Net increase (decrease) in net assets resulting from operations	406,669	93,616	970,163	1,349	92,232

Contract transactions
Contract purchase payments	156,114	183,421	17,452	11,501	—
Net transfers(1)	42,225	22,945	21,879	52	(16,179)
Transfers for policy loans	22	(29)	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(210)	(341)	(3,533)	—	(92)
Contract terminations:
Surrender benefits	(31,294)	(77,205)	(333,842)	(103)	(38,019)
Death benefits	(53,227)	(50,166)	(53,280)	—	(632)
Increase (decrease) from transactions	113,630	78,625	(351,324)	11,450	(54,922)
Net assets at beginning of year	696,646	960,541	2,493,404	1,557	1,007,292
Net assets at end of year	$1,216,945	$1,132,782	$3,112,243	$14,356	$1,044,602

Accumulation unit activity
Units outstanding at beginning of year	317,202	506,234	901,839	—	764,014
Units purchased	238,005	122,204	69,112	11,226	1,650
Units redeemed	(72,965)	(62,765)	(173,999)	—	(41,230)
Units outstanding at end of year	482,242	565,673	796,952	11,226	724,434

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

68	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Lord Abt Bond Debenture, Cl VC	Lord Abt Short Dur Inc, Cl VC	LVIP JPM US Eq, Serv Cl(2)	MFS Gbl Real Est, Serv Cl	MFS Intl Gro, Serv Cl
Operations
Investment income (loss) — net	$24,671	$13,753	$(26)	$(340)	$(11)
Net realized gain (loss) on sales of investments	(350)	113	156	45	601
Distributions from capital gains	—	—	789	6,280	2,305
Net change in unrealized appreciation (depreciation) of investments	(6,457)	(2,329)	23,110	4,388	8,527
Net increase (decrease) in net assets resulting from operations	17,864	11,537	24,029	10,373	11,422

Contract transactions
Contract purchase payments	453,137	96,081	24,978	74,138	61,775
Net transfers(1)	14,013	91,909	130,587	2,261	7,612
Transfers for policy loans	—	(3,359)	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(33)	(27)	(40)	—	(2)
Contract terminations:
Surrender benefits	(818)	(1,114)	—	(2,226)	(413)
Death benefits	(10,273)	(5,073)	—	—	—
Increase (decrease) from transactions	456,026	178,417	155,525	74,173	68,972
Net assets at beginning of year	84,867	180,060	—	37,241	47,239
Net assets at end of year	$558,757	$370,014	$179,554	$121,787	$127,633

Accumulation unit activity
Units outstanding at beginning of year	88,537	183,235	—	44,226	47,113
Units purchased	683,152	189,555	152,810	92,668	67,635
Units redeemed	(214,060)	(9,453)	(37)	(2,158)	(218)
Units outstanding at end of year	557,629	363,337	152,773	134,736	114,530

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 28, 2023 (commencement of operations) to December 31, 2023.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	69

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Research Intl, Serv Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl II
Operations
Investment income (loss) — net	$(28,072)	$(12,479)	$64	$136,568	$(34,438)
Net realized gain (loss) on sales of investments	14,100	(134,728)	7	16,434	(858,183)
Distributions from capital gains	167,077	—	—	327,518	—
Net change in unrealized appreciation (depreciation) of investments	500,477	326,050	1,212	(684,107)	2,068,423
Net increase (decrease) in net assets resulting from operations	653,582	178,843	1,283	(203,587)	1,175,802

Contract transactions
Contract purchase payments	30,519	14,822	19,030	343,138	310,140
Net transfers(1)	(1,223)	107,183	6,977	602,728	146,441
Transfers for policy loans	(1,756)	4,403	—	415	1,399
Adjustments to net assets allocated to contracts in payment period	—	—	—	3	—
Contract charges	(1,984)	(680)	—	(1,673)	(1,308)
Contract terminations:
Surrender benefits	(227,044)	(152,979)	(78)	(230,769)	(203,152)
Death benefits	(40,442)	(60,645)	—	(359,981)	(46,497)
Increase (decrease) from transactions	(241,930)	(87,896)	25,929	353,861	207,023
Net assets at beginning of year	3,024,190	1,393,224	4,750	5,904,988	2,615,137
Net assets at end of year	$3,435,842	$1,484,171	$31,962	$6,055,262	$3,997,962

Accumulation unit activity
Units outstanding at beginning of year	1,402,152	444,205	3,669	1,415,905	1,012,179
Units purchased	18,880	31,653	24,814	242,953	176,225
Units redeemed	(120,431)	(65,453)	—	(145,546)	(111,961)
Units outstanding at end of year	1,300,601	410,405	28,483	1,513,312	1,076,443

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

70	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	MS VIF Global Real Est, Cl II	NB AMT Intl Eq, Cl S	NB AMT Sus Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	PIMCO VIT All Asset, Advisor Cl
Operations
Investment income (loss) — net	$4,956	$(4,951)	$(11,316)	$(2,002)	$57,302
Net realized gain (loss) on sales of investments	(24,518)	(35,410)	12,527	(275)	(118,962)
Distributions from capital gains	—	—	19,073	—	—
Net change in unrealized appreciation (depreciation) of investments	65,897	105,901	242,188	26,060	269,579
Net increase (decrease) in net assets resulting from operations	46,335	65,540	262,472	23,783	207,919

Contract transactions
Contract purchase payments	7,336	11,831	18,368	7,137	161,789
Net transfers(1)	7,218	(23,461)	111,535	47,601	46,486
Transfers for policy loans	288	153	—	—	(136)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(757)	(860)	(218)	(14)	(3,662)
Contract terminations:
Surrender benefits	(65,820)	(84,618)	(60,259)	(442)	(274,121)
Death benefits	(16,309)	(6,022)	(24,068)	(3,615)	(164,107)
Increase (decrease) from transactions	(68,044)	(102,977)	45,358	50,667	(233,751)
Net assets at beginning of year	529,556	588,115	994,685	156,905	3,172,708
Net assets at end of year	$507,847	$550,678	$1,302,515	$231,355	$3,146,876

Accumulation unit activity
Units outstanding at beginning of year	437,890	432,365	323,478	139,783	1,795,914
Units purchased	15,253	8,155	41,549	45,344	221,182
Units redeemed	(69,209)	(81,544)	(26,147)	(3,238)	(356,483)
Units outstanding at end of year	383,934	358,976	338,880	181,889	1,660,613

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	71

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Intl Val, Cl IB
Operations
Investment income (loss) — net	$2,804	$158,207	$(7,568)	$(3,321)	$12
Net realized gain (loss) on sales of investments	(10,511)	(58,530)	3,117	2,058	61
Distributions from capital gains	—	—	92,671	—	—
Net change in unrealized appreciation (depreciation) of investments	37,820	217,916	9,879	69,356	3,145
Net increase (decrease) in net assets resulting from operations	30,113	317,593	98,099	68,093	3,218

Contract transactions
Contract purchase payments	—	695,099	141,655	2,958	1,500
Net transfers(1)	(11,914)	429,691	49,193	4,493	12,810
Transfers for policy loans	—	(3,725)	(853)	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	(278)	—
Contract charges	(86)	(432)	(1,241)	(263)	(11)
Contract terminations:
Surrender benefits	(24,418)	(199,984)	(139,680)	(16,176)	(162)
Death benefits	—	(35,790)	(1,738)	—	—
Increase (decrease) from transactions	(36,418)	884,859	47,336	(9,266)	14,137
Net assets at beginning of year	278,135	6,166,424	1,190,584	389,265	13,216
Net assets at end of year	$271,830	$7,368,876	$1,336,019	$448,092	$30,571

Accumulation unit activity
Units outstanding at beginning of year	221,417	6,351,480	290,684	205,370	11,786
Units purchased	3,665	1,332,888	135,510	5,983	13,284
Units redeemed	(30,979)	(433,961)	(36,532)	(10,162)	(446)
Units outstanding at end of year	194,103	7,250,407	389,662	201,191	24,624

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

72	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Put VT Lg Cap Val, Cl IB	Put VT Sus Fut, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl
Operations
Investment income (loss) — net	$1,112	$(114)	$(31,533)	$(2,971)	$(2,657)
Net realized gain (loss) on sales of investments	(27)	10	86,654	7,133	(2,799)
Distributions from capital gains	11,975	—	187,574	27,679	—
Net change in unrealized appreciation (depreciation) of investments	38,215	2,521	1,132,083	159,338	55,134
Net increase (decrease) in net assets resulting from operations	51,275	2,417	1,374,778	191,179	49,678

Contract transactions
Contract purchase payments	386,621	1,800	14,618	6,798	2,260
Net transfers(1)	75,117	(166)	895	(4,708)	83
Transfers for policy loans	—	—	1,460	(4,244)	—
Adjustments to net assets allocated to contracts in payment period	—	—	37,051	—	—
Contract charges	(43)	—	(2,729)	(314)	(115)
Contract terminations:
Surrender benefits	(3,675)	(68)	(398,492)	(37,781)	(17,863)
Death benefits	—	—	(399,146)	(49,076)	(1,095)
Increase (decrease) from transactions	458,020	1,566	(746,343)	(89,325)	(16,730)
Net assets at beginning of year	88,731	7,568	6,061,073	828,388	286,135
Net assets at end of year	$598,026	$11,551	$6,689,508	$930,242	$319,083

Accumulation unit activity
Units outstanding at beginning of year	86,323	7,405	1,301,543	211,427	68,076
Units purchased	435,893	1,978	3,187	1,526	508
Units redeemed	(3,081)	(155)	(161,491)	(22,696)	(3,990)
Units outstanding at end of year	519,135	9,228	1,143,239	190,257	64,594

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	73

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Operations
Investment income (loss) — net	$(13,442)	$7,310	$(9,992)	$(367,577)	$(323,673)
Net realized gain (loss) on sales of investments	(33,664)	6,101	(24,097)	2,585,297	1,738,261
Distributions from capital gains	—	32,629	—	—	—
Net change in unrealized appreciation (depreciation) of investments	69,493	43,900	108,803	3,135,240	3,773,024
Net increase (decrease) in net assets resulting from operations	22,387	89,940	74,714	5,352,960	5,187,612

Contract transactions
Contract purchase payments	10,246	60	157,547	3,125,274	580,889
Net transfers(1)	48,850	(5,891)	17,893	(856,343)	(863,154)
Transfers for policy loans	—	5,537	—	(41,514)	(37,840)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(85)	(131)	(74)	(123,674)	(197,924)
Contract terminations:
Surrender benefits	(62,495)	(14,159)	(55,916)	(4,294,142)	(2,039,205)
Death benefits	(17,070)	(113)	(158,427)	(65,331)	(19,654)
Increase (decrease) from transactions	(20,554)	(14,697)	(38,977)	(2,255,730)	(2,576,888)
Net assets at beginning of year	1,288,175	459,673	912,490	35,279,236	33,389,733
Net assets at end of year	$1,290,008	$534,916	$948,227	$38,376,466	$36,000,457

Accumulation unit activity
Units outstanding at beginning of year	1,593,116	137,975	918,529	16,718,111	15,642,489
Units purchased	97,567	1,437	185,721	2,262,677	255,176
Units redeemed	(121,744)	(5,393)	(225,286)	(3,295,045)	(1,375,805)
Units outstanding at end of year	1,568,939	134,019	878,964	15,685,743	14,521,860

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

74	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2
Operations
Investment income (loss) — net	$(267,353)	$(213,224)	$(89,817)	$(296,425)	$(421,930)
Net realized gain (loss) on sales of investments	292,941	357,623	72,408	113,306	4,416
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,781,396	1,361,291	968,847	3,965,056	2,969,022
Net increase (decrease) in net assets resulting from operations	1,806,984	1,505,690	951,438	3,781,937	2,551,508

Contract transactions
Contract purchase payments	1,046,632	55,014	192,139	188,044	34,180
Net transfers(1)	(851,794)	(38,624)	(194,285)	426,972	(1,714,486)
Transfers for policy loans	8,694	3,730	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(245,840)	(149,840)	(150,296)	(454,060)	(621,802)
Contract terminations:
Surrender benefits	(2,393,503)	(1,815,398)	(194,359)	(978,748)	(2,561,575)
Death benefits	(525,522)	(595,399)	(22,943)	(376,678)	(718,145)
Increase (decrease) from transactions	(2,961,333)	(2,540,517)	(369,744)	(1,194,470)	(5,581,828)
Net assets at beginning of year	26,274,225	21,890,274	8,684,655	28,892,386	42,398,093
Net assets at end of year	$25,119,876	$20,855,447	$9,266,349	$31,479,853	$39,367,773

Accumulation unit activity
Units outstanding at beginning of year	21,162,693	17,531,650	8,135,855	24,762,261	39,569,687
Units purchased	1,161,896	285,164	176,053	563,914	124,947
Units redeemed	(3,470,324)	(2,250,191)	(502,704)	(1,536,173)	(5,286,841)
Units outstanding at end of year	18,854,265	15,566,623	7,809,204	23,790,002	34,407,793

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	75

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
Operations
Investment income (loss) — net	$(815,310)	$(5,599,402)	$(8,425,392)	$(4,100,682)	$(3,055,934)
Net realized gain (loss) on sales of investments	1,620,574	11,648,841	23,748,033	14,081,055	19,265,944
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	5,774,272	64,974,582	71,066,648	34,631,169	19,597,995
Net increase (decrease) in net assets resulting from operations	6,579,536	71,024,021	86,389,289	44,611,542	35,808,005

Contract transactions
Contract purchase payments	236,086	995,438	2,851,554	9,317,509	473,054
Net transfers(1)	(6,483,653)	(280,901)	(4,915,810)	3,034,392	2,679,358
Transfers for policy loans	—	—	1,823	36,708	6,807
Adjustments to net assets allocated to contracts in payment period	—	—	—	63,703	—
Contract charges	(1,033,298)	(8,412,009)	(12,281,535)	(3,822,521)	(2,422,995)
Contract terminations:
Surrender benefits	(4,195,879)	(19,801,174)	(56,583,111)	(27,460,692)	(29,146,875)
Death benefits	(1,133,197)	(5,130,336)	(7,007,660)	(10,350,641)	(8,653,970)
Increase (decrease) from transactions	(12,609,941)	(32,628,982)	(77,934,739)	(29,181,542)	(37,064,621)
Net assets at beginning of year	80,818,146	545,865,336	820,314,320	394,023,401	322,208,885
Net assets at end of year	$74,787,741	$584,260,375	$828,768,870	$409,453,401	$320,952,269

Accumulation unit activity
Units outstanding at beginning of year	69,474,899	399,971,517	616,103,823	236,316,202	191,236,490
Units purchased	265,271	9,763,003	18,474,250	10,476,225	1,954,340
Units redeemed	(10,713,019)	(32,659,170)	(76,402,926)	(27,228,511)	(22,921,708)
Units outstanding at end of year	59,027,151	377,075,350	558,175,147	219,563,916	170,269,122

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

76	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Bond, Cl 2
Operations
Investment income (loss) — net	$(1,454,488)	$(860,768)	$(675,569)	$(532,086)	$18,981
Net realized gain (loss) on sales of investments	6,803,994	7,428,336	1,704,012	3,237,279	(11,770)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	13,421,412	5,321,275	4,754,353	2,229,584	57,685
Net increase (decrease) in net assets resulting from operations	18,770,918	11,888,843	5,782,796	4,934,777	64,896

Contract transactions
Contract purchase payments	9,487,466	1,004,368	1,175,065	43,208	146,944
Net transfers(1)	(6,655,675)	(4,784,383)	(1,304,891)	(1,469,582)	54,143
Transfers for policy loans	45,778	78,142	5,779	3,218	—
Adjustments to net assets allocated to contracts in payment period	(18,931)	—	109,218	—	—
Contract charges	(623,562)	(506,433)	(567,474)	(371,673)	(4,548)
Contract terminations:
Surrender benefits	(10,962,052)	(7,770,140)	(4,326,615)	(6,050,382)	(31,593)
Death benefits	(428,991)	(1,325,408)	(1,196,565)	(1,500,116)	—
Increase (decrease) from transactions	(9,155,967)	(13,303,854)	(6,105,483)	(9,345,327)	164,946
Net assets at beginning of year	140,345,227	92,293,228	65,320,950	57,449,778	1,204,295
Net assets at end of year	$149,960,178	$90,878,217	$64,998,263	$53,039,228	$1,434,137

Accumulation unit activity
Units outstanding at beginning of year	74,605,373	48,591,859	45,490,551	39,603,491	1,129,391
Units purchased	4,994,655	537,817	1,011,241	168,367	194,958
Units redeemed	(9,531,748)	(7,084,396)	(5,148,873)	(6,384,449)	(43,858)
Units outstanding at end of year	70,068,280	42,045,280	41,352,919	33,387,409	1,280,491

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	77

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 2	VP Ptnrs Intl Val, Cl 2
Operations
Investment income (loss) — net	$(4,179)	$(11,303)	$372	$(18,213)	$13,036
Net realized gain (loss) on sales of investments	41,819	199,768	(13,146)	(16,362)	(1,181)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	70,989	62,678	168,214	302,211	217,643
Net increase (decrease) in net assets resulting from operations	108,629	251,143	155,440	267,636	229,498

Contract transactions
Contract purchase payments	1,315	6,551	199,940	30,622	98,955
Net transfers(1)	177,347	(49,917)	73,218	40,307	(33,604)
Transfers for policy loans	—	603	—	742	—
Adjustments to net assets allocated to contracts in payment period	—	—	779	—	—
Contract charges	(38)	(3,150)	(983)	(1,234)	(673)
Contract terminations:
Surrender benefits	(6,330)	(190,569)	(19,832)	(20,985)	(42,055)
Death benefits	(1,783)	(36,330)	(11,118)	(25,838)	(48,689)
Increase (decrease) from transactions	170,511	(272,812)	242,004	23,614	(26,066)
Net assets at beginning of year	403,478	1,231,122	892,510	2,010,317	1,500,065
Net assets at end of year	$682,618	$1,209,453	$1,289,954	$2,301,567	$1,703,497

Accumulation unit activity
Units outstanding at beginning of year	273,318	473,615	623,375	1,291,988	1,269,862
Units purchased	62,746	2,507	176,155	67,728	75,128
Units redeemed	(20,190)	(98,627)	(22,913)	(54,519)	(100,387)
Units outstanding at end of year	315,874	377,495	776,617	1,305,197	1,244,603

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

78	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2
Operations
Investment income (loss) — net	$(16,686)	$(8,612)	$(23,101)	$(241,094)	$(2,283,256)
Net realized gain (loss) on sales of investments	17,718	9,259	159,538	64,288	2,255,443
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	93,525	86,856	118,903	2,396,718	33,295,469
Net increase (decrease) in net assets resulting from operations	94,557	87,503	255,340	2,219,912	33,267,656

Contract transactions
Contract purchase payments	101,674	45,161	30,423	157,420	1,123,718
Net transfers(1)	215,630	121,341	27,451	96,090	3,863,395
Transfers for policy loans	—	—	941	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(3,935)	(1,940)	(5,118)	(234,278)	(3,807,072)
Contract terminations:
Surrender benefits	(76,895)	(41,067)	(233,276)	(500,969)	(6,163,704)
Death benefits	(32,138)	—	(17,068)	(210,711)	(1,331,136)
Increase (decrease) from transactions	204,336	123,495	(196,647)	(692,448)	(6,314,799)
Net assets at beginning of year	1,423,700	748,569	2,611,346	22,381,810	216,056,317
Net assets at end of year	$1,722,593	$959,567	$2,670,039	$23,909,274	$243,009,174

Accumulation unit activity
Units outstanding at beginning of year	564,584	333,396	750,706	20,016,379	165,011,705
Units purchased	135,032	75,402	20,244	617,572	5,094,216
Units redeemed	(56,716)	(20,515)	(76,572)	(1,211,524)	(9,619,350)
Units outstanding at end of year	642,900	388,283	694,378	19,422,427	160,486,571

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	79

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP US Flex Mod Gro, Cl 2	Wanger Acorn	Wanger Intl	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$(1,306,654)	$(70,552)	$(30,891)	$20,742
Net realized gain (loss) on sales of investments	977,086	(724,456)	(236,320)	(27,746)
Distributions from capital gains	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	15,464,347	2,306,153	1,072,364	49,736
Net increase (decrease) in net assets resulting from operations	15,134,779	1,511,145	805,153	42,732

Contract transactions
Contract purchase payments	1,662,332	82,957	143,059	28,428
Net transfers(1)	6,286,873	(100,729)	(111,614)	(43,769)
Transfers for policy loans	—	204	895	—
Adjustments to net assets allocated to contracts in payment period	—	(1,556)	5,393	—
Contract charges	(1,812,411)	(6,664)	(5,325)	(35)
Contract terminations:
Surrender benefits	(5,415,191)	(640,608)	(417,157)	(19,494)
Death benefits	(1,669,211)	(99,127)	(59,501)	(43,142)
Increase (decrease) from transactions	(947,608)	(765,523)	(444,250)	(78,012)
Net assets at beginning of year	121,919,526	7,660,058	5,273,349	565,030
Net assets at end of year	$136,106,697	$8,405,680	$5,634,252	$529,750

Accumulation unit activity
Units outstanding at beginning of year	100,110,276	1,848,451	2,052,964	519,237
Units purchased	6,704,919	39,137	49,586	29,819
Units redeemed	(7,697,333)	(196,532)	(219,703)	(101,679)
Units outstanding at end of year	99,117,862	1,691,056	1,882,847	447,377

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

80	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B	AB VPS Sus Gbl Thematic, Cl B
Operations
Investment income (loss) — net	$9,711	$119,355	$(76,891)	$10,738	$(4,520)
Net realized gain (loss) on sales of investments	(5,181)	(37,003)	1,956	98,950	16,015
Distributions from capital gains	242,844	—	944,295	778,118	53,328
Net change in unrealized appreciation or depreciation of investments	(410,075)	(708,982)	(3,497,744)	(1,162,770)	(251,234)
Net increase (decrease) in net assets resulting from operations	(162,701)	(626,630)	(2,628,384)	(274,964)	(186,411)

Contract transactions
Contract purchase payments	16,844	73,768	939,045	171,692	4,222
Net transfers(1)	447,554	(8,497)	263,881	(63,259)	(22,756)
Transfers for policy loans	—	6,822	530	11,044	—
Adjustments to net assets allocated to contracts in payment period	—	(2,101)	(9,699)	—	—
Contract charges	(230)	(4,714)	(1,542)	(2,411)	(577)
Contract terminations:
Surrender benefits	(14,482)	(306,368)	(176,154)	(400,096)	(33,461)
Death benefits	(1,750)	(30,564)	(27,846)	(9,714)	—
Increase (decrease) from transactions	447,936	(271,654)	988,215	(292,744)	(52,572)
Net assets at beginning of year	866,153	4,426,711	8,593,363	5,256,291	680,893
Net assets at end of year	$1,151,388	$3,528,427	$6,953,194	$4,688,583	$441,910

Accumulation unit activity
Units outstanding at beginning of year	599,592	2,577,364	1,316,299	1,488,302	186,068
Units purchased	398,620	70,186	419,184	67,429	3,286
Units redeemed	(14,209)	(262,976)	(60,383)	(148,366)	(21,803)
Units outstanding at end of year	984,003	2,384,574	1,675,100	1,407,365	167,551

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	81

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Intl Eq, Cl 2	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$(4,493)	$27,121	$(23,541)	$(46,074)	$65,285
Net realized gain (loss) on sales of investments	24,309	(79,842)	56,871	(43,230)	67,760
Distributions from capital gains	250,312	—	477,841	797,891	—
Net change in unrealized appreciation or depreciation of investments	(719,738)	(88,109)	(1,186,896)	(2,986,294)	149,225
Net increase (decrease) in net assets resulting from operations	(449,610)	(140,830)	(675,725)	(2,277,707)	282,270

Contract transactions
Contract purchase payments	30,412	5,028	31,116	140,319	38,243
Net transfers(1)	(33,372)	25,112	(146,979)	205,897	(8,301)
Transfers for policy loans	18,682	—	477	2,682	242
Adjustments to net assets allocated to contracts in payment period	—	(1,025)	(7,303)	—	—
Contract charges	(1,401)	(1,800)	(894)	(1,664)	(542)
Contract terminations:
Surrender benefits	(175,577)	(93,670)	(289,516)	(238,408)	(127,578)
Death benefits	—	(9,852)	(2,354)	(56,139)	(6,898)
Increase (decrease) from transactions	(161,256)	(76,207)	(415,453)	52,687	(104,834)
Net assets at beginning of year	2,588,488	1,142,400	3,255,183	6,481,313	1,785,694
Net assets at end of year	$1,977,622	$925,363	$2,164,005	$4,256,293	$1,963,130

Accumulation unit activity
Units outstanding at beginning of year	692,343	675,597	635,383	1,096,400	1,865,122
Units purchased	24,167	29,621	7,949	112,035	139,001
Units redeemed	(74,506)	(77,892)	(110,398)	(95,148)	(237,498)
Units outstanding at end of year	642,004	627,326	532,934	1,113,287	1,766,625

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

82	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I
Operations
Investment income (loss) — net	$1,427	$3,906	$23,625	$(24,108)	$7,974
Net realized gain (loss) on sales of investments	(2,474)	24,912	50,316	(3,522)	27,580
Distributions from capital gains	34,466	128,073	270,439	322,973	52,048
Net change in unrealized appreciation or depreciation of investments	(109,860)	(453,201)	(394,405)	(1,508,374)	(90,174)
Net increase (decrease) in net assets resulting from operations	(76,441)	(296,310)	(50,025)	(1,213,031)	(2,572)

Contract transactions
Contract purchase payments	1,200	6,253	284,076	7,523	1,010
Net transfers(1)	(881)	(28,268)	(67,388)	(253,391)	(375)
Transfers for policy loans	391	—	(1,263)	242	—
Adjustments to net assets allocated to contracts in payment period	—	(192)	—	—	—
Contract charges	(39)	(295)	(831)	(1,353)	(293)
Contract terminations:
Surrender benefits	(27,986)	(192,664)	(191,224)	(236,613)	(77,684)
Death benefits	—	(13,551)	(22,068)	(21,168)	(2,213)
Increase (decrease) from transactions	(27,315)	(228,717)	1,302	(504,760)	(79,555)
Net assets at beginning of year	288,957	1,199,494	2,145,178	3,778,982	668,535
Net assets at end of year	$185,201	$674,467	$2,096,455	$2,061,191	$586,408

Accumulation unit activity
Units outstanding at beginning of year	141,397	417,152	625,200	602,572	130,779
Units purchased	874	4,255	102,253	7,946	197
Units redeemed	(20,341)	(103,730)	(83,413)	(116,137)	(15,745)
Units outstanding at end of year	121,930	317,677	644,040	494,381	115,231

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	83

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	AC VP Val, Cl II	BlackRock Adv SMID Cap VI, Cl III(2)	BlackRock Global Alloc, Cl III	BNY Mellon Sus US Eq, Serv(2)	Calvert VP EAFE Intl Index, Cl F(2)
Operations
Investment income (loss) — net	$110,472	$1,914	$(60,412)	$(21)	$2,818
Net realized gain (loss) on sales of investments	393,985	22	(141,284)	(2)	42
Distributions from capital gains	901,644	940	87,366	—	—
Net change in unrealized appreciation or depreciation of investments	(1,438,655)	2,735	(1,012,507)	(314)	1,541
Net increase (decrease) in net assets resulting from operations	(32,554)	5,611	(1,126,837)	(337)	4,401

Contract transactions
Contract purchase payments	497,642	116,372	282,314	2,975	96,875
Net transfers(1)	1,541,797	9,489	77,550	—	112,690
Transfers for policy loans	3,005	—	211	—	—
Adjustments to net assets allocated to contracts in payment period	(2,278)	—	(14,150)	—	—
Contract charges	(3,948)	—	(1,171)	—	—
Contract terminations:
Surrender benefits	(809,177)	(73)	(318,605)	—	(2,571)
Death benefits	(63,108)	—	(13,533)	—	—
Increase (decrease) from transactions	1,163,933	125,788	12,616	2,975	206,994
Net assets at beginning of year	11,642,338	—	6,656,164	—	—
Net assets at end of year	$12,773,717	$131,399	$5,541,943	$2,638	$211,395

Accumulation unit activity
Units outstanding at beginning of year	3,265,500	—	3,669,016	—	—
Units purchased	592,872	135,207	310,499	—	266,283
Units redeemed	(278,661)	—	(294,115)	—	(53,786)
Units outstanding at end of year	3,579,711	135,207	3,685,400	—	212,497

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

84	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Calvert VP Nasdaq 100 Index, Cl F(2)	Calv VP Russ 2000 Sm Cap Ind, Cl F(2)	Calvert VP SRI Bal, Cl F(2)	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Operations
Investment income (loss) — net	$(1,458)	$449	$208	$1,790	$(4,278)
Net realized gain (loss) on sales of investments	(3,063)	115	(14)	3,714	3,647
Distributions from capital gains	19,208	20,256	3,003	54,252	9,459
Net change in unrealized appreciation or depreciation of investments	(56,719)	(21,018)	(4,454)	(159,724)	(198,102)
Net increase (decrease) in net assets resulting from operations	(42,032)	(198)	(1,257)	(99,968)	(189,274)

Contract transactions
Contract purchase payments	473,871	102,252	54,698	2,851	8,261
Net transfers(1)	147,224	154,214	33,607	570,985	(7,739)
Transfers for policy loans	(2,224)	—	—	980	1,116
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	—	—	—	(405)	(308)
Contract terminations:
Surrender benefits	(4,741)	(4,169)	(72)	(11,209)	(41,331)
Death benefits	(39,582)	—	—	(1,358)	—
Increase (decrease) from transactions	574,548	252,297	88,233	561,844	(40,001)
Net assets at beginning of year	—	—	—	589,875	666,096
Net assets at end of year	$532,516	$252,099	$86,976	$1,051,751	$436,821

Accumulation unit activity
Units outstanding at beginning of year	—	—	—	217,676	142,001
Units purchased	726,588	285,292	90,782	248,730	14,698
Units redeemed	(102,652)	(22,350)	—	(5,336)	(24,714)
Units outstanding at end of year	623,936	262,942	90,782	461,070	131,985

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	85

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Bal, Cl 2	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2
Operations
Investment income (loss) — net	$(68,004)	$(494,815)	$193,008	$(50,588)	$(23,729)
Net realized gain (loss) on sales of investments	(76,685)	1,224,911	21,464	214,991	76,204
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(994,334)	(9,877,140)	(90,847)	(1,234,875)	(538,905)
Net increase (decrease) in net assets resulting from operations	(1,139,023)	(9,147,044)	123,625	(1,070,472)	(486,430)

Contract transactions
Contract purchase payments	6,526,185	908,581	90,992	248,764	252,057
Net transfers(1)	20,283	2,415,961	(259,134)	(105,110)	195,780
Transfers for policy loans	(7,198)	7,881	132	257	2,734
Adjustments to net assets allocated to contracts in payment period	—	(22,409)	—	—	—
Contract charges	(4,516)	(13,047)	(163)	(551)	(620)
Contract terminations:
Surrender benefits	(186,425)	(2,726,735)	(67,385)	(281,077)	(23,570)
Death benefits	—	(484,436)	—	(43,621)	(104,605)
Increase (decrease) from transactions	6,348,329	85,796	(235,558)	(181,338)	321,776
Net assets at beginning of year	3,011,236	51,780,246	753,755	5,556,921	2,287,632
Net assets at end of year	$8,220,542	$42,718,998	$641,822	$4,305,111	$2,122,978

Accumulation unit activity
Units outstanding at beginning of year	2,844,548	16,796,010	1,073,229	1,796,009	479,889
Units purchased	7,250,457	1,336,329	143,283	100,185	107,983
Units redeemed	(673,552)	(1,259,747)	(434,401)	(162,226)	(32,228)
Units outstanding at end of year	9,421,453	16,872,592	782,111	1,733,968	555,644

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

86	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2
Operations
Investment income (loss) — net	$(196,882)	$(46,193)	$(208,914)	$38,150	$(26,310)
Net realized gain (loss) on sales of investments	1,332,507	111,578	1,628,734	(66,571)	(70,078)
Distributions from capital gains	—	—	—	—	768,081
Net change in unrealized appreciation or depreciation of investments	(5,353,125)	(150,502)	(1,946,962)	(225,010)	(1,784,734)
Net increase (decrease) in net assets resulting from operations	(4,217,500)	(85,117)	(527,142)	(253,431)	(1,113,041)

Contract transactions
Contract purchase payments	105,458	1,329,428	198,260	66,388	265,323
Net transfers(1)	(417,022)	484,526	(541,739)	(121,554)	230,427
Transfers for policy loans	32,353	247	19,219	—	—
Adjustments to net assets allocated to contracts in payment period	(20,589)	—	(16,436)	—	—
Contract charges	(14,163)	(529)	(13,659)	(142)	(404)
Contract terminations:
Surrender benefits	(1,112,061)	(121,221)	(1,561,750)	(64,988)	(57,400)
Death benefits	(204,833)	(78,297)	(204,910)	(28,109)	(50,800)
Increase (decrease) from transactions	(1,630,857)	1,614,154	(2,121,015)	(148,405)	387,146
Net assets at beginning of year	21,945,892	3,600,265	23,276,838	1,477,975	3,116,300
Net assets at end of year	$16,097,535	$5,129,302	$20,628,681	$1,076,139	$2,390,405

Accumulation unit activity
Units outstanding at beginning of year	5,345,395	1,208,135	5,967,725	1,313,046	1,783,013
Units purchased	68,813	637,671	57,401	73,909	387,883
Units redeemed	(553,961)	(74,523)	(625,282)	(232,898)	(111,167)
Units outstanding at end of year	4,860,247	1,771,283	5,399,844	1,154,057	2,059,729

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	87

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3
Operations
Investment income (loss) — net	$(48,461)	$18,581	$69,635	$35,226	$18,648
Net realized gain (loss) on sales of investments	(397,844)	(30,204)	(126,521)	1	13
Distributions from capital gains	1,392,281	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(3,305,673)	(134,476)	(406,209)	(1)	(13)
Net increase (decrease) in net assets resulting from operations	(2,359,697)	(146,099)	(463,095)	35,226	18,648

Contract transactions
Contract purchase payments	80,449	210,809	17,038	7,261,937	104,098
Net transfers(1)	(294,251)	(10,413)	(65,891)	662,396	2,322,945
Transfers for policy loans	6,237	—	5,212	7,435	10,168
Adjustments to net assets allocated to contracts in payment period	(1,780)	—	(68)	—	(740)
Contract charges	(5,082)	(130)	(5,631)	(1,337)	(8,973)
Contract terminations:
Surrender benefits	(533,144)	(13,633)	(215,974)	(664,963)	(1,347,190)
Death benefits	(46,205)	(53,666)	(70,008)	(12,244)	(110,326)
Increase (decrease) from transactions	(793,776)	132,967	(335,322)	7,253,224	969,982
Net assets at beginning of year	7,130,052	961,507	3,335,010	6,474,065	6,995,301
Net assets at end of year	$3,976,579	$948,375	$2,536,593	$13,762,515	$7,983,931

Accumulation unit activity
Units outstanding at beginning of year	2,137,815	940,419	2,042,473	7,055,355	6,690,321
Units purchased	64,458	242,328	16,227	14,429,535	2,503,316
Units redeemed	(450,048)	(99,598)	(243,748)	(6,838,824)	(1,507,966)
Units outstanding at end of year	1,752,225	1,083,149	1,814,952	14,646,066	7,685,671

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

88	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2
Operations
Investment income (loss) — net	$138,200	$232,188	$158,883	$199,234	$96,430
Net realized gain (loss) on sales of investments	(63,782)	(66,903)	(63,443)	(244,850)	(94,243)
Distributions from capital gains	25,019	39,808	139,755	167,161	3,348
Net change in unrealized appreciation or depreciation of investments	(565,352)	(950,805)	(688,130)	(734,243)	(971,969)
Net increase (decrease) in net assets resulting from operations	(465,915)	(745,712)	(452,935)	(612,698)	(966,434)

Contract transactions
Contract purchase payments	586,784	26,929	589,279	37,062	1,171,099
Net transfers(1)	(313,961)	(76,033)	(183,337)	(260,215)	(229,071)
Transfers for policy loans	1,017	3,594	1,264	2,126	(24,876)
Adjustments to net assets allocated to contracts in payment period	—	(3,281)	—	(1,605)	—
Contract charges	(555)	(2,713)	(1,353)	(7,928)	(1,399)
Contract terminations:
Surrender benefits	(90,471)	(333,311)	(126,309)	(494,430)	(95,872)
Death benefits	(133,859)	(69,300)	(26,218)	(136,545)	(21,726)
Increase (decrease) from transactions	48,955	(454,115)	253,326	(861,535)	798,155
Net assets at beginning of year	3,963,655	6,497,354	4,027,050	5,690,279	5,102,635
Net assets at end of year	$3,546,695	$5,297,527	$3,827,441	$4,216,046	$4,934,356

Accumulation unit activity
Units outstanding at beginning of year	2,131,866	2,070,682	2,231,630	2,341,439	3,643,234
Units purchased	383,065	28,585	361,434	17,468	986,147
Units redeemed	(321,206)	(181,694)	(205,439)	(405,042)	(326,180)
Units outstanding at end of year	2,193,725	1,917,573	2,387,625	1,953,865	4,303,201

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	89

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 2	Col VP Lg Cap Index, Cl 3
Operations
Investment income (loss) — net	$267,393	$(52,411)	$(33,974)	$(74,091)	$(580,482)
Net realized gain (loss) on sales of investments	(325,509)	43,755	354,756	(25,988)	1,294,122
Distributions from capital gains	8,429	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(2,611,330)	(1,844,763)	(1,999,773)	(1,156,153)	(13,661,427)
Net increase (decrease) in net assets resulting from operations	(2,661,017)	(1,853,419)	(1,678,991)	(1,256,232)	(12,947,787)

Contract transactions
Contract purchase payments	85,429	1,219,866	28,998	7,360,280	3,647,175
Net transfers(1)	137,909	492,702	151,263	127,295	315,807
Transfers for policy loans	31,875	318	—	(25,084)	(24,991)
Adjustments to net assets allocated to contracts in payment period	(8,117)	—	—	—	—
Contract charges	(18,851)	(1,382)	(3,714)	(8,748)	(21,573)
Contract terminations:
Surrender benefits	(1,164,873)	(64,989)	(278,292)	(56,054)	(2,250,006)
Death benefits	(305,889)	(59,665)	(98,957)	—	(105,856)
Increase (decrease) from transactions	(1,242,517)	1,586,850	(200,702)	7,397,689	1,560,556
Net assets at beginning of year	15,328,061	5,118,899	5,239,854	3,954,143	66,822,495
Net assets at end of year	$11,424,527	$4,852,330	$3,360,161	$10,095,600	$55,435,264

Accumulation unit activity
Units outstanding at beginning of year	7,536,919	881,680	1,775,067	3,471,444	16,719,178
Units purchased	247,529	395,724	51,955	7,862,546	1,224,986
Units redeemed	(901,020)	(30,606)	(194,148)	(345,966)	(722,547)
Units outstanding at end of year	6,883,428	1,246,798	1,632,874	10,988,024	17,221,617

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

90	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Eq, Cl 2(2)
Operations
Investment income (loss) — net	$(17,919)	$13,578	$(3,266)	$(8,353)	$—
Net realized gain (loss) on sales of investments	(23,788)	(63,990)	(5,662)	(16,111)	—
Distributions from capital gains	—	29,707	62,879	227,869	—
Net change in unrealized appreciation or depreciation of investments	(241,577)	(335,446)	(207,588)	(786,164)	(33)
Net increase (decrease) in net assets resulting from operations	(283,284)	(356,151)	(153,637)	(582,759)	(33)

Contract transactions
Contract purchase payments	515,063	89,465	58,588	27,166	408
Net transfers(1)	212,752	214,653	23,987	(51,301)	—
Transfers for policy loans	—	653	—	4,583	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	(3,459)	—
Contract charges	(3,408)	(285)	(450)	(1,369)	—
Contract terminations:
Surrender benefits	(209,974)	(31,558)	(58,742)	(214,766)	—
Death benefits	(9,099)	(2,436)	(921)	(29,082)	—
Increase (decrease) from transactions	505,334	270,492	22,462	(268,228)	408
Net assets at beginning of year	3,807,697	1,297,405	985,927	3,685,008	—
Net assets at end of year	$4,029,747	$1,211,746	$854,752	$2,834,021	$375

Accumulation unit activity
Units outstanding at beginning of year	3,317,949	962,767	523,869	1,871,697	—
Units purchased	683,261	393,520	52,629	54,004	—
Units redeemed	(225,300)	(104,643)	(37,481)	(208,376)	—
Units outstanding at end of year	3,775,910	1,251,644	539,017	1,717,325	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	91

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 2
Operations
Investment income (loss) — net	$(31,319)	$(9,094)	$(17,164)	$(37,934)	$(18,369)
Net realized gain (loss) on sales of investments	50,675	16,499	52,931	197,684	57,023
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(87,937)	(36,543)	(602,359)	(1,666,006)	(208,979)
Net increase (decrease) in net assets resulting from operations	(68,581)	(29,138)	(566,592)	(1,506,256)	(170,325)

Contract transactions
Contract purchase payments	1,514,166	18,223	532,930	59,147	444,390
Net transfers(1)	126,580	88,053	(55,852)	(114,453)	107,937
Transfers for policy loans	—	—	—	1,749	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	(1,895)	—
Contract charges	(147)	(627)	(326)	(1,238)	(540)
Contract terminations:
Surrender benefits	(72,200)	(31,932)	(20,343)	(155,359)	(71,495)
Death benefits	(26,653)	—	(63,384)	(16,770)	(47,679)
Increase (decrease) from transactions	1,541,746	73,717	393,025	(228,819)	432,613
Net assets at beginning of year	2,062,278	953,079	1,755,361	4,790,719	1,585,200
Net assets at end of year	$3,535,443	$997,658	$1,581,794	$3,055,644	$1,847,488

Accumulation unit activity
Units outstanding at beginning of year	535,989	271,239	447,963	1,181,627	435,197
Units purchased	597,565	31,969	222,760	18,600	169,270
Units redeemed	(38,522)	(10,148)	(74,680)	(93,142)	(38,820)
Units outstanding at end of year	1,095,032	293,060	596,043	1,107,085	565,647

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

92	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Sel Gbl Tech, Cl 2(2)	Col VP Sm Cap Val, Cl 2(2)
Operations
Investment income (loss) — net	$(17,183)	$(11,522)	$(12,558)	$(172)	$(24)
Net realized gain (loss) on sales of investments	141,319	24,468	56,524	(14)	(2)
Distributions from capital gains	—	—	—	1,204	468
Net change in unrealized appreciation or depreciation of investments	(345,023)	(189,278)	(297,923)	(3,013)	(508)
Net increase (decrease) in net assets resulting from operations	(220,887)	(176,332)	(253,957)	(1,995)	(66)

Contract transactions
Contract purchase payments	21,969	339,091	18,357	71,525	13,801
Net transfers(1)	(49,445)	(7,046)	141,823	15,031	—
Transfers for policy loans	1,224	—	516	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	1,611	—	—
Contract charges	(1,317)	(373)	(792)	—	—
Contract terminations:
Surrender benefits	(161,567)	(46,886)	(77,891)	(112)	—
Death benefits	(5,691)	(28,216)	(431)	—	—
Increase (decrease) from transactions	(194,827)	256,570	83,193	86,444	13,801
Net assets at beginning of year	2,158,691	1,023,560	1,586,009	—	—
Net assets at end of year	$1,742,977	$1,103,798	$1,415,245	$84,449	$13,735

Accumulation unit activity
Units outstanding at beginning of year	568,340	302,229	393,538	—	—
Units purchased	6,729	198,844	54,500	96,845	12,735
Units redeemed	(61,070)	(47,412)	(25,126)	—	—
Units outstanding at end of year	513,999	453,661	422,912	96,845	12,735

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	93

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 2
Operations
Investment income (loss) — net	$51,662	$12,400	$28,063	$110,144	$27,225
Net realized gain (loss) on sales of investments	(102,575)	(10,615)	(74,272)	(54,301)	(14,743)
Distributions from capital gains	135,105	—	—	—	39,356
Net change in unrealized appreciation or depreciation of investments	(546,055)	(224,562)	(390,288)	57,373	(294,235)
Net increase (decrease) in net assets resulting from operations	(461,863)	(222,777)	(436,497)	113,216	(242,397)

Contract transactions
Contract purchase payments	206,837	317,519	14,682	22,777	535,166
Net transfers(1)	(317,015)	86,176	(319,043)	(32,925)	13,301
Transfers for policy loans	—	—	7,249	2,122	—
Adjustments to net assets allocated to contracts in payment period	—	—	(2,131)	—	—
Contract charges	(331)	(1,204)	(2,320)	(492)	(91)
Contract terminations:
Surrender benefits	(81,776)	(49,301)	(339,722)	(211,145)	(22,104)
Death benefits	(127,422)	(6,319)	(56,457)	(5,129)	—
Increase (decrease) from transactions	(319,707)	346,871	(697,742)	(224,792)	526,272
Net assets at beginning of year	3,732,435	1,383,058	3,302,094	679,108	1,140,565
Net assets at end of year	$2,950,865	$1,507,152	$2,167,855	$567,532	$1,424,440

Accumulation unit activity
Units outstanding at beginning of year	2,835,321	1,224,984	2,335,010	1,133,835	880,659
Units purchased	227,756	401,877	16,255	36,337	469,724
Units redeemed	(509,394)	(56,756)	(568,206)	(345,471)	(35,498)
Units outstanding at end of year	2,553,683	1,570,105	1,783,059	824,701	1,314,885

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

94	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2	CTIVP MFS Val, Cl 2	CTIVP MS Adv, Cl 2
Operations
Investment income (loss) — net	$64,592	$110,061	$3,128	$(45,489)	$(13,177)
Net realized gain (loss) on sales of investments	(57,050)	(178,973)	(7,012)	102,079	(32,747)
Distributions from capital gains	35,620	57,305	206,744	—	—
Net change in unrealized appreciation or depreciation of investments	(416,072)	(652,279)	(510,120)	(383,524)	(704,760)
Net increase (decrease) in net assets resulting from operations	(372,910)	(663,886)	(307,260)	(326,934)	(750,684)

Contract transactions
Contract purchase payments	397,446	10,325	56,418	470,681	144,787
Net transfers(1)	(373,818)	(152,620)	31,829	268,751	(158,161)
Transfers for policy loans	—	419	—	2,136	428
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(144)	(9,525)	(139)	(1,158)	(632)
Contract terminations:
Surrender benefits	(128,586)	(362,861)	(16,480)	(132,393)	(6,591)
Death benefits	(50,221)	(126,358)	(15,737)	(128,211)	(15,568)
Increase (decrease) from transactions	(155,323)	(640,620)	55,891	479,806	(35,737)
Net assets at beginning of year	2,130,843	3,947,405	1,210,627	4,385,900	1,823,061
Net assets at end of year	$1,602,610	$2,642,899	$959,258	$4,538,772	$1,036,640

Accumulation unit activity
Units outstanding at beginning of year	1,487,081	2,285,904	472,608	1,250,466	342,801
Units purchased	316,448	7,327	48,847	232,916	42,479
Units redeemed	(424,144)	(416,759)	(21,100)	(88,780)	(50,645)
Units outstanding at end of year	1,379,385	1,876,472	500,355	1,394,602	334,635

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	95

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	CTIVP Prin Blue Chip Gro, Cl 1	CTIVP Prin Blue Chip Gro, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2
Operations
Investment income (loss) — net	$(49,484)	$(28,648)	$(36,514)	$(1,633)	$(50,900)
Net realized gain (loss) on sales of investments	294,102	8,794	64,170	(33,725)	91,924
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(2,210,334)	(941,230)	(239,724)	(174,189)	(223,637)
Net increase (decrease) in net assets resulting from operations	(1,965,716)	(961,084)	(212,068)	(209,547)	(182,613)

Contract transactions
Contract purchase payments	46,031	182,001	234,884	395,134	638,203
Net transfers(1)	33,204	(687,483)	449,286	755,520	151,863
Transfers for policy loans	825	258	(1,116)	—	(3,815)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(5,622)	(898)	(866)	(222)	(2,501)
Contract terminations:
Surrender benefits	(420,737)	(72,984)	(105,836)	(57,509)	(133,054)
Death benefits	(34,495)	(7,651)	(6,901)	(6,103)	(57,761)
Increase (decrease) from transactions	(380,794)	(586,757)	569,451	1,086,820	592,935
Net assets at beginning of year	6,985,273	3,180,572	3,411,855	1,022,523	4,729,692
Net assets at end of year	$4,638,763	$1,632,731	$3,769,238	$1,899,796	$5,140,014

Accumulation unit activity
Units outstanding at beginning of year	2,585,299	592,072	1,128,063	849,228	1,152,601
Units purchased	43,820	93,529	241,315	1,173,697	219,206
Units redeemed	(221,625)	(250,992)	(46,277)	(129,152)	(52,723)
Units outstanding at end of year	2,407,494	434,609	1,323,101	1,893,773	1,319,084

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

96	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Westfield Mid Cap Gro, Cl 2	Del Ivy VIP Asset Strategy, Cl II	Del VIP for Inc, Serv Cl(2)	Del VIP Intl, Serv Cl(2)
Operations
Investment income (loss) — net	$(10,499)	$(11,551)	$2,910	$(32)	$(5)
Net realized gain (loss) on sales of investments	120,765	49,733	(12,778)	—	(1)
Distributions from capital gains	—	—	46,408	—	—
Net change in unrealized appreciation or depreciation of investments	(161,748)	(412,912)	(146,257)	(303)	(114)
Net increase (decrease) in net assets resulting from operations	(51,482)	(374,730)	(109,717)	(335)	(120)

Contract transactions
Contract purchase payments	14,262	68,628	1,830	21,275	1,275
Net transfers(1)	7,758	(65,436)	(4,117)	19,643	—
Transfers for policy loans	1,046	—	—	—	—
Adjustments to net assets allocated to contracts in payment period	(1,494)	—	—	—	—
Contract charges	(855)	(256)	(119)	—	—
Contract terminations:
Surrender benefits	(222,715)	(20,531)	(38,385)	—	—
Death benefits	(415)	—	(31,985)	—	—
Increase (decrease) from transactions	(202,413)	(17,595)	(72,776)	40,918	1,275
Net assets at beginning of year	1,289,472	1,420,688	728,735	—	—
Net assets at end of year	$1,035,577	$1,028,363	$546,242	$40,583	$1,155

Accumulation unit activity
Units outstanding at beginning of year	298,936	327,881	454,329	—	—
Units purchased	14,882	18,581	2,189	62,208	—
Units redeemed	(63,575)	(23,586)	(53,806)	(20,952)	—
Units outstanding at end of year	250,243	322,876	402,712	41,256	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	97

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Emer Mkts, Serv Cl 2(2)	Fid VIP Energy, Serv Cl 2(2)
Operations
Investment income (loss) — net	$50,251	$144,594	$(266,141)	$304	$1,775
Net realized gain (loss) on sales of investments	3,405	(29,997)	527,876	4	468
Distributions from capital gains	870	—	1,812,376	—	—
Net change in unrealized appreciation or depreciation of investments	(134,726)	(248,440)	(14,578,878)	1,736	4,833
Net increase (decrease) in net assets resulting from operations	(80,200)	(133,843)	(12,504,767)	2,044	7,076

Contract transactions
Contract purchase payments	61,129	797,181	2,898,451	18,756	132,137
Net transfers(1)	(5,518)	222,191	(357,352)	1,669	(3,717)
Transfers for policy loans	—	(3,933)	4,506	—	—
Adjustments to net assets allocated to contracts in payment period	—	(497)	(12,323)	—	—
Contract charges	(124)	(4,483)	(14,196)	—	—
Contract terminations:
Surrender benefits	(31,059)	(357,640)	(2,400,109)	—	(301)
Death benefits	(29,606)	(88,816)	(278,111)	—	(20,272)
Increase (decrease) from transactions	(5,178)	564,003	(159,134)	20,425	107,847
Net assets at beginning of year	926,609	3,827,349	45,829,872	—	—
Net assets at end of year	$841,231	$4,257,509	$33,165,971	$22,469	$114,923

Accumulation unit activity
Units outstanding at beginning of year	764,235	2,538,933	10,590,512	—	—
Units purchased	72,554	733,623	992,450	22,332	117,495
Units redeemed	(76,843)	(331,693)	(1,031,775)	—	(19,919)
Units outstanding at end of year	759,946	2,940,863	10,551,187	22,332	97,576

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

98	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Serv Cl 2(2)	Fid VIP Intl Cap Appr, Serv Cl 2(2)	Fid VIP Invest Gr, Serv Cl 2(2)
Operations
Investment income (loss) — net	$4,666	$38,879	$(96)	$(59)	$1,635
Net realized gain (loss) on sales of investments	152,664	209,409	(3)	108	—
Distributions from capital gains	16,696	135,610	—	—	—
Net change in unrealized appreciation or depreciation of investments	(237,147)	(810,806)	(1,725)	781	(1,368)
Net increase (decrease) in net assets resulting from operations	(63,121)	(426,908)	(1,824)	830	267

Contract transactions
Contract purchase payments	2,150	135,590	27,774	37,785	77,467
Net transfers(1)	(52,476)	(67,993)	5,051	—	44,197
Transfers for policy loans	(1,546)	8,242	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	(7,950)	—	—	—
Contract charges	(251)	(3,627)	—	—	—
Contract terminations:
Surrender benefits	(354,984)	(445,781)	—	(71)	—
Death benefits	(1,653)	(8,605)	—	—	—
Increase (decrease) from transactions	(408,760)	(390,124)	32,825	37,714	121,664
Net assets at beginning of year	1,251,168	7,249,226	—	—	—
Net assets at end of year	$779,287	$6,432,194	$31,001	$38,544	$121,931

Accumulation unit activity
Units outstanding at beginning of year	366,490	1,787,326	—	—	—
Units purchased	654	169,672	33,685	40,530	179,863
Units redeemed	(125,270)	(159,739)	—	—	(52,792)
Units outstanding at end of year	241,874	1,797,259	33,685	40,530	127,071

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	99

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2
Operations
Investment income (loss) — net	$(7,941)	$(160,820)	$193	$(1,744)	$226,368
Net realized gain (loss) on sales of investments	62,805	(45,404)	2,046	35,685	(79,578)
Distributions from capital gains	109,971	1,588,181	1,892	21,786	8,738
Net change in unrealized appreciation or depreciation of investments	(489,313)	(5,777,725)	(70,229)	(833,453)	(1,321,708)
Net increase (decrease) in net assets resulting from operations	(324,478)	(4,395,768)	(66,098)	(777,726)	(1,166,180)

Contract transactions
Contract purchase payments	16,896	1,134,002	2,130	35,337	1,402,017
Net transfers(1)	(52,802)	(856,108)	3,167	(44,064)	(92,280)
Transfers for policy loans	—	12,286	—	10,978	6,039
Adjustments to net assets allocated to contracts in payment period	—	(1,951)	—	(240)	—
Contract charges	(481)	(11,818)	(52)	(1,093)	(3,297)
Contract terminations:
Surrender benefits	(370,173)	(1,500,764)	(15,086)	(179,974)	(297,652)
Death benefits	(14,364)	(202,216)	(3,276)	(4,721)	(5,573)
Increase (decrease) from transactions	(420,924)	(1,426,569)	(13,117)	(183,777)	1,009,254
Net assets at beginning of year	2,209,929	27,803,410	264,497	3,108,471	8,972,699
Net assets at end of year	$1,464,527	$21,981,073	$185,282	$2,146,968	$8,815,773

Accumulation unit activity
Units outstanding at beginning of year	342,954	5,325,612	112,251	1,117,117	7,070,720
Units purchased	2,878	277,049	3,050	40,527	1,292,978
Units redeemed	(77,425)	(652,175)	(9,992)	(121,874)	(438,697)
Units outstanding at end of year	268,407	4,950,486	105,309	1,035,770	7,925,001

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

100	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Inc, Cl 4(2)	Frank Mutual Gbl Dis, Cl 4(2)	Frank Mutual Shares, Cl 2
Operations
Investment income (loss) — net	$35,407	$152,326	$8,621	$72	$67,857
Net realized gain (loss) on sales of investments	(26,995)	(6,976)	(4,119)	(11)	(18,138)
Distributions from capital gains	165,711	80,497	4,248	892	923,097
Net change in unrealized appreciation or depreciation of investments	(919,641)	(509,949)	(7,027)	(1,474)	(1,763,475)
Net increase (decrease) in net assets resulting from operations	(745,518)	(284,102)	1,723	(521)	(790,659)

Contract transactions
Contract purchase payments	36,452	170,545	377,804	11,355	118,269
Net transfers(1)	14,377	336,113	50,006	—	(570,645)
Transfers for policy loans	6,788	—	—	—	18,043
Adjustments to net assets allocated to contracts in payment period	(848)	—	—	—	—
Contract charges	(1,865)	(836)	—	—	(3,708)
Contract terminations:
Surrender benefits	(110,116)	(100,736)	(3,155)	(71)	(870,408)
Death benefits	(11,911)	(60,142)	(80,487)	—	(71,503)
Increase (decrease) from transactions	(67,123)	344,944	344,168	11,284	(1,379,952)
Net assets at beginning of year	2,827,388	4,247,122	—	—	9,988,506
Net assets at end of year	$2,014,747	$4,307,964	$345,891	$10,763	$7,817,895

Accumulation unit activity
Units outstanding at beginning of year	1,007,359	2,733,757	—	—	4,051,882
Units purchased	28,474	436,206	441,495	9,717	54,713
Units redeemed	(61,833)	(199,189)	(84,234)	—	(653,487)
Units outstanding at end of year	974,000	2,970,774	357,261	9,717	3,453,108

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	101

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Frank Sm Cap Val, Cl 2	Frank Sm Cap Val, Cl 4(2)	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Multi-Strategy Alt, Serv(2)
Operations
Investment income (loss) — net	$(1,184)	$(88)	$(13,017)	$12,271	$356
Net realized gain (loss) on sales of investments	(68,841)	—	78,641	(3,196)	(27)
Distributions from capital gains	1,377,574	222	957,784	—	—
Net change in unrealized appreciation or depreciation of investments	(2,247,155)	1,364	(1,838,749)	(59,781)	(585)
Net increase (decrease) in net assets resulting from operations	(939,606)	1,498	(815,341)	(50,706)	(256)

Contract transactions
Contract purchase payments	224,585	28,587	35,580	20,814	12,904
Net transfers(1)	(118,177)	6,908	(161,007)	(21,902)	1,570
Transfers for policy loans	215	—	1,232	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	(3,240)	—	—
Contract charges	(3,289)	—	(5,270)	(62)	—
Contract terminations:
Surrender benefits	(563,873)	(71)	(466,498)	(43,221)	—
Death benefits	(142,031)	—	(32,499)	—	—
Increase (decrease) from transactions	(602,570)	35,424	(631,702)	(44,371)	14,474
Net assets at beginning of year	8,656,216	—	7,657,789	669,316	—
Net assets at end of year	$7,114,040	$36,922	$6,210,746	$574,239	$14,218

Accumulation unit activity
Units outstanding at beginning of year	1,932,010	—	1,084,417	661,162	—
Units purchased	84,082	36,203	5,875	21,934	13,627
Units redeemed	(260,338)	—	(101,235)	(69,457)	(74)
Units outstanding at end of year	1,755,754	36,203	989,057	613,639	13,553

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

102	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT Sm Cap Eq Insights, Serv(2)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Operations
Investment income (loss) — net	$(1,664)	$(51)	$(4,819)	$(3,089)	$(16,122)
Net realized gain (loss) on sales of investments	(9,033)	(3)	6,358	6,633	10,914
Distributions from capital gains	1,633	301	19,258	94,419	479,598
Net change in unrealized appreciation or depreciation of investments	(60,764)	(1,270)	(984,467)	(242,521)	(1,225,102)
Net increase (decrease) in net assets resulting from operations	(69,828)	(1,023)	(963,670)	(144,558)	(750,712)

Contract transactions
Contract purchase payments	2,718	35,693	28,087	4,196	628
Net transfers(1)	—	—	(66,024)	593	39,197
Transfers for policy loans	—	—	—	—	2,727
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(54)	—	(5,427)	(122)	(4,916)
Contract terminations:
Surrender benefits	(294,305)	(73)	(329,402)	(21,388)	(126,747)
Death benefits	(1,204)	—	(48,462)	—	(40,958)
Increase (decrease) from transactions	(292,845)	35,620	(421,228)	(16,721)	(130,069)
Net assets at beginning of year	507,763	—	4,784,020	470,460	2,346,357
Net assets at end of year	$145,090	$34,597	$3,399,122	$309,181	$1,465,576

Accumulation unit activity
Units outstanding at beginning of year	114,448	—	1,236,025	120,265	615,872
Units purchased	700	35,315	11,380	1,571	25,317
Units redeemed	(74,629)	—	(146,652)	(6,027)	(75,647)
Units outstanding at end of year	40,519	35,315	1,100,753	115,809	565,542

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	103

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Plus Bond, Ser II(2)	Invesco VI Dis Mid Cap Gro, Ser I
Operations
Investment income (loss) — net	$81,860	$18,308	$(17,957)	$(209)	$(5,767)
Net realized gain (loss) on sales of investments	(16,356)	279,830	40,894	(14)	(604)
Distributions from capital gains	46,437	134,387	831,777	58	185,984
Net change in unrealized appreciation or depreciation of investments	(328,342)	(450,945)	(2,258,775)	(1,398)	(492,502)
Net increase (decrease) in net assets resulting from operations	(216,401)	(18,420)	(1,404,061)	(1,563)	(312,889)

Contract transactions
Contract purchase payments	136,070	138,715	18,429	31,228	4,147
Net transfers(1)	34,226	(343,338)	(89,918)	90,832	(7,793)
Transfers for policy loans	—	2,814	4,184	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	(4,151)	—	—
Contract charges	(176)	(9,443)	(2,179)	—	(352)
Contract terminations:
Surrender benefits	(112,704)	(442,586)	(268,839)	(2,278)	(80,756)
Death benefits	—	(146,752)	(32,845)	—	—
Increase (decrease) from transactions	57,416	(800,590)	(375,319)	119,782	(84,754)
Net assets at beginning of year	1,351,562	5,001,409	6,637,184	—	1,006,396
Net assets at end of year	$1,192,577	$4,182,399	$4,857,804	$118,219	$608,753

Accumulation unit activity
Units outstanding at beginning of year	942,975	1,591,460	1,288,133	—	565,092
Units purchased	131,309	51,125	5,416	126,727	4,014
Units redeemed	(87,864)	(305,819)	(91,527)	(2,232)	(69,767)
Units outstanding at end of year	986,420	1,336,766	1,202,022	124,495	499,339

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

104	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI EQV Intl Eq, Ser II	Invesco VI Global, Ser II
Operations
Investment income (loss) — net	$(4,388)	$5,908	$1,514	$9,382	$(74,864)
Net realized gain (loss) on sales of investments	(3,799)	21,868	29,355	(5,002)	2,166
Distributions from capital gains	133,002	81,787	38,811	225,143	1,334,058
Net change in unrealized appreciation or depreciation of investments	(323,174)	(132,306)	(86,915)	(753,893)	(4,463,005)
Net increase (decrease) in net assets resulting from operations	(198,359)	(22,743)	(17,235)	(524,370)	(3,201,645)

Contract transactions
Contract purchase payments	13,121	4,034	6,692	20,718	303,246
Net transfers(1)	4,826	9,612	(60,719)	(88,016)	456,819
Transfers for policy loans	—	109	86	(72)	10,269
Adjustments to net assets allocated to contracts in payment period	—	—	—	(5,019)	—
Contract charges	(524)	(190)	(554)	(1,926)	(1,329)
Contract terminations:
Surrender benefits	(45,852)	(89,802)	(93,350)	(332,758)	(325,958)
Death benefits	(20,799)	—	(554)	(1,421)	(158,196)
Increase (decrease) from transactions	(49,228)	(76,237)	(148,399)	(408,494)	284,851
Net assets at beginning of year	630,583	750,867	459,302	2,783,813	9,729,855
Net assets at end of year	$382,996	$651,887	$293,668	$1,850,949	$6,813,061

Accumulation unit activity
Units outstanding at beginning of year	356,290	292,608	183,680	1,176,116	2,550,054
Units purchased	19,393	15,190	2,969	12,620	300,469
Units redeemed	(58,464)	(46,156)	(65,617)	(220,599)	(188,799)
Units outstanding at end of year	317,219	261,642	121,032	968,137	2,661,724

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	105

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Hlth, Ser II	Invesco VI Main St, Ser II	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I
Operations
Investment income (loss) — net	$(66,103)	$(13,083)	$(109)	$(40,859)	$(9,227)
Net realized gain (loss) on sales of investments	(281,296)	(2,774)	(2,584)	36,292	24,252
Distributions from capital gains	—	218,523	61,414	638,162	399,155
Net change in unrealized appreciation or depreciation of investments	(685,413)	(432,126)	(114,718)	(1,642,488)	(1,039,250)
Net increase (decrease) in net assets resulting from operations	(1,032,812)	(229,460)	(55,997)	(1,008,893)	(625,070)

Contract transactions
Contract purchase payments	80,474	19,421	2,071	282,340	6,825
Net transfers(1)	(333,467)	168,780	(14,163)	59,952	10,147
Transfers for policy loans	2,704	622	—	5,350	(2,491)
Adjustments to net assets allocated to contracts in payment period	(3,569)	(4,032)	—	—	—
Contract charges	(10,448)	(705)	(138)	(1,061)	(1,438)
Contract terminations:
Surrender benefits	(578,585)	(86,081)	(26,254)	(158,686)	(121,406)
Death benefits	(105,212)	(10,300)	(31,366)	(22,107)	(11,095)
Increase (decrease) from transactions	(948,103)	87,705	(69,850)	165,788	(119,458)
Net assets at beginning of year	8,438,146	1,598,747	272,441	5,972,419	1,603,366
Net assets at end of year	$6,457,231	$1,456,992	$146,594	$5,129,314	$858,838

Accumulation unit activity
Units outstanding at beginning of year	5,314,041	433,810	149,205	1,470,327	407,344
Units purchased	73,308	71,417	1,356	107,532	7,370
Units redeemed	(744,154)	(42,163)	(49,053)	(60,981)	(47,847)
Units outstanding at end of year	4,643,195	463,064	101,508	1,516,878	366,867

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

106	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Invesco VI Tech, Ser II(2)	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Forty, Serv(2)
Operations
Investment income (loss) — net	$(51)	$(23,263)	$(4,779)	$14,456	$(107)
Net realized gain (loss) on sales of investments	(14)	62,818	159,604	(43,692)	6
Distributions from capital gains	7,888	372,149	94,836	26,517	471
Net change in unrealized appreciation or depreciation of investments	(9,476)	(2,936,390)	(393,721)	(264,013)	(1,659)
Net increase (decrease) in net assets resulting from operations	(1,653)	(2,524,686)	(144,060)	(266,732)	(1,289)

Contract transactions
Contract purchase payments	28,051	576,620	2,000	136,881	41,975
Net transfers(1)	(4)	1,441,795	—	14,423	397
Transfers for policy loans	—	211	1,120	118	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	—	(2,883)	(225)	(324)	—
Contract terminations:
Surrender benefits	—	(500,175)	(432,820)	(170,083)	(161)
Death benefits	—	(186,630)	—	—	—
Increase (decrease) from transactions	28,047	1,328,938	(429,925)	(18,985)	42,211
Net assets at beginning of year	—	14,328,360	1,027,039	1,789,490	—
Net assets at end of year	$26,394	$13,132,612	$453,054	$1,503,773	$40,922

Accumulation unit activity
Units outstanding at beginning of year	—	9,219,180	345,083	1,522,156	—
Units purchased	30,894	1,551,499	1,219	207,636	44,644
Units redeemed	—	(529,418)	(164,055)	(226,422)	—
Units outstanding at end of year	30,894	10,241,261	182,247	1,503,370	44,644

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	107

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Emer Mkts Eq, Serv(2)	Lazard Ret Global Dyn MA, Serv
Operations
Investment income (loss) — net	$(7,999)	$8,252	$(28,329)	$49	$(11,195)
Net realized gain (loss) on sales of investments	78,010	6,034	38,208	(1)	3,501
Distributions from capital gains	179,084	—	529,811	—	58,683
Net change in unrealized appreciation or depreciation of investments	(852,767)	(119,630)	(1,683,027)	(189)	(269,111)
Net increase (decrease) in net assets resulting from operations	(603,672)	(105,344)	(1,143,337)	(141)	(218,122)

Contract transactions
Contract purchase payments	37,429	69,708	80,097	1,700	40,497
Net transfers(1)	13,040	(12,010)	52,050	(2)	968
Transfers for policy loans	672	2,690	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(222)	(328)	(3,503)	—	(98)
Contract terminations:
Surrender benefits	(397,622)	(74,773)	(186,219)	—	(40,233)
Death benefits	—	(29,905)	(21,265)	—	—
Increase (decrease) from transactions	(346,703)	(44,618)	(78,840)	1,698	1,134
Net assets at beginning of year	1,647,021	1,110,503	3,715,581	—	1,224,280
Net assets at end of year	$696,646	$960,541	$2,493,404	$1,557	$1,007,292

Accumulation unit activity
Units outstanding at beginning of year	435,616	514,351	928,085	—	758,030
Units purchased	41,630	47,468	56,555	—	38,393
Units redeemed	(160,044)	(55,585)	(82,801)	—	(32,409)
Units outstanding at end of year	317,202	506,234	901,839	—	764,014

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

108	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Lord Abt Bond Debenture, Cl VC(2)	Lord Abt Short Dur Inc, Cl VC(2)	MFS Gbl Real Est, Serv Cl(2)	MFS Intl Gro, Serv Cl(2)	MFS Mass Inv Gro Stock, Serv Cl
Operations
Investment income (loss) — net	$2,842	$4,290	$95	$(62)	$(31,436)
Net realized gain (loss) on sales of investments	(10)	(10)	(2,235)	(241)	28,486
Distributions from capital gains	44	—	1,565	73	482,881
Net change in unrealized appreciation or depreciation of investments	(4,158)	(4,957)	(634)	2,095	(1,345,307)
Net increase (decrease) in net assets resulting from operations	(1,282)	(677)	(1,209)	1,865	(865,376)

Contract transactions
Contract purchase payments	86,380	154,690	52,282	45,374	25,638
Net transfers(1)	(13)	26,269	337	—	(56,176)
Transfers for policy loans	—	—	—	—	5,449
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	—	—	—	—	(2,132)
Contract terminations:
Surrender benefits	(218)	(222)	(180)	—	(456,235)
Death benefits	—	—	(13,989)	—	(4,865)
Increase (decrease) from transactions	86,149	180,737	38,450	45,374	(488,321)
Net assets at beginning of year	—	—	—	—	4,377,887
Net assets at end of year	$84,867	$180,060	$37,241	$47,239	$3,024,190

Accumulation unit activity
Units outstanding at beginning of year	—	—	—	—	1,619,014
Units purchased	88,551	183,235	60,787	47,113	16,295
Units redeemed	(14)	—	(16,561)	—	(233,157)
Units outstanding at end of year	88,537	183,235	44,226	47,113	1,402,152

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	109

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	MFS New Dis, Serv Cl	MFS Research Intl, Serv Cl(2)	MFS Utilities, Serv Cl	MS VIF Dis, Cl II	MS VIF Global Real Est, Cl II
Operations
Investment income (loss) — net	$(13,117)	$11	$66,632	$(35,428)	$21,981
Net realized gain (loss) on sales of investments	(61,127)	(1)	145,043	(421,872)	(8,335)
Distributions from capital gains	562,910	29	214,363	1,649,618	24,303
Net change in unrealized appreciation or depreciation of investments	(1,159,392)	98	(458,729)	(5,217,855)	(235,849)
Net increase (decrease) in net assets resulting from operations	(670,726)	137	(32,691)	(4,025,537)	(197,900)

Contract transactions
Contract purchase payments	15,752	1,275	574,685	413,731	11,243
Net transfers(1)	(2,476)	3,338	132,845	522,815	(12,892)
Transfers for policy loans	1,958	—	(72)	2,204	288
Adjustments to net assets allocated to contracts in payment period	—	—	(4,205)	—	—
Contract charges	(793)	—	(1,851)	(1,442)	(819)
Contract terminations:
Surrender benefits	(153,327)	—	(330,433)	(160,154)	(30,171)
Death benefits	(8,294)	—	(175,043)	(16,656)	(4,728)
Increase (decrease) from transactions	(147,180)	4,613	195,926	760,498	(37,079)
Net assets at beginning of year	2,211,130	—	5,741,753	5,880,176	764,535
Net assets at end of year	$1,393,224	$4,750	$5,904,988	$2,615,137	$529,556

Accumulation unit activity
Units outstanding at beginning of year	490,860	—	1,358,460	834,795	461,788
Units purchased	6,717	3,669	210,974	235,276	19,782
Units redeemed	(53,372)	—	(153,529)	(57,892)	(43,680)
Units outstanding at end of year	444,205	3,669	1,415,905	1,012,179	437,890

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

110	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	NB AMT Intl Eq, Cl S	NB AMT Sus Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl
Operations
Investment income (loss) — net	$4,138	$(9,325)	$(1,475)	$224,506	$2,370
Net realized gain (loss) on sales of investments	5,223	14,274	220	(44,502)	(28,802)
Distributions from capital gains	248,132	96,781	27,943	272,392	58,215
Net change in unrealized appreciation or depreciation of investments	(438,427)	(334,759)	(42,844)	(945,407)	(107,906)
Net increase (decrease) in net assets resulting from operations	(180,934)	(233,029)	(16,156)	(493,011)	(76,123)

Contract transactions
Contract purchase payments	13,482	95,881	41,148	47,186	34,836
Net transfers(1)	20,387	48,099	2,047	26,205	9,668
Transfers for policy loans	149	—	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(867)	(220)	(14)	(4,455)	(96)
Contract terminations:
Surrender benefits	(48,589)	(22,828)	(1,343)	(518,613)	(46,438)
Death benefits	(308)	(23,229)	—	(30,784)	(65,368)
Increase (decrease) from transactions	(15,746)	97,703	41,838	(480,461)	(67,398)
Net assets at beginning of year	784,795	1,130,011	131,223	4,146,180	421,656
Net assets at end of year	$588,115	$994,685	$156,905	$3,172,708	$278,135

Accumulation unit activity
Units outstanding at beginning of year	443,266	295,526	102,661	2,041,555	272,305
Units purchased	26,341	53,681	39,870	84,812	35,455
Units redeemed	(37,242)	(25,729)	(2,748)	(330,453)	(86,343)
Units outstanding at end of year	432,365	323,478	139,783	1,795,914	221,417

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	111

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Intl Val, Cl IB(2)	Put VT Lg Cap Val, Cl IB(2)
Operations
Investment income (loss) — net	$91,059	$(5,690)	$3,684	$(14)	$(295)
Net realized gain (loss) on sales of investments	(102,639)	11,171	(7,781)	(74)	1,111
Distributions from capital gains	—	110,987	52,777	—	—
Net change in unrealized appreciation or depreciation of investments	(1,016,815)	(189,616)	(146,550)	187	(634)
Net increase (decrease) in net assets resulting from operations	(1,028,395)	(73,148)	(97,870)	99	182

Contract transactions
Contract purchase payments	515,491	68,713	2,748	13,117	102,648
Net transfers(1)	153,892	(5,936)	(20,408)	—	7,408
Transfers for policy loans	276	(856)	6,077	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	(269)	—	—
Contract charges	(449)	(1,140)	(264)	—	—
Contract terminations:
Surrender benefits	(129,254)	(89,596)	(92,734)	—	(245)
Death benefits	(21,277)	(38,118)	(248)	—	(21,262)
Increase (decrease) from transactions	518,679	(66,933)	(105,098)	13,117	88,549
Net assets at beginning of year	6,676,140	1,330,665	592,233	—	—
Net assets at end of year	$6,166,424	$1,190,584	$389,265	$13,216	$88,731

Accumulation unit activity
Units outstanding at beginning of year	5,837,012	291,255	264,332	—	—
Units purchased	1,116,840	31,761	6,274	11,786	106,686
Units redeemed	(602,372)	(32,332)	(65,236)	—	(20,363)
Units outstanding at end of year	6,351,480	290,684	205,370	11,786	86,323

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

112	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Put VT Sus Fut, Cl IB(2)	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 2
Operations
Investment income (loss) — net	$(47)	$(27,704)	$(2,647)	$(2,677)	$(14,747)
Net realized gain (loss) on sales of investments	(1)	66,103	3,714	825	(72,392)
Distributions from capital gains	—	981,070	136,499	93,201	—
Net change in unrealized appreciation or depreciation of investments	(699)	(2,973,251)	(398,652)	(178,403)	(4,861)
Net increase (decrease) in net assets resulting from operations	(747)	(1,953,782)	(261,086)	(87,054)	(92,000)

Contract transactions
Contract purchase payments	8,075	12,059	14,508	2,060	21,608
Net transfers(1)	240	(118,679)	(33,800)	(28)	(133,481)
Transfers for policy loans	—	9,911	5,753	—	—
Adjustments to net assets allocated to contracts in payment period	—	(4,355)	—	—	—
Contract charges	—	(2,751)	(335)	(105)	(97)
Contract terminations:
Surrender benefits	—	(178,301)	(6,124)	(5,734)	(67,941)
Death benefits	—	(39,656)	(2,207)	—	(2,736)
Increase (decrease) from transactions	8,315	(321,772)	(22,205)	(3,807)	(182,647)
Net assets at beginning of year	—	8,336,627	1,111,679	376,996	1,562,822
Net assets at end of year	$7,568	$6,061,073	$828,388	$286,135	$1,288,175

Accumulation unit activity
Units outstanding at beginning of year	—	1,365,454	211,712	68,928	1,816,581
Units purchased	7,405	4,437	9,767	465	49,699
Units redeemed	—	(68,348)	(10,052)	(1,317)	(273,164)
Units outstanding at end of year	7,405	1,301,543	211,427	68,076	1,593,116

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	113

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP Conserv, Cl 2
Operations
Investment income (loss) — net	$2,711	$(9,081)	$(379,365)	$(351,805)	$(298,853)
Net realized gain (loss) on sales of investments	6,264	(4,673)	1,459,060	3,127,904	455,476
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	52,981	(112,567)	(9,438,310)	(11,535,844)	(5,464,617)
Net increase (decrease) in net assets resulting from operations	61,956	(126,321)	(8,358,615)	(8,759,745)	(5,307,994)

Contract transactions
Contract purchase payments	1,260	83,617	2,577,605	712,535	581,913
Net transfers(1)	(14,612)	13,364	(1,065,734)	(2,943,403)	3,609,391
Transfers for policy loans	—	—	23,406	35,684	9,092
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(113)	(109)	(137,411)	(230,253)	(248,132)
Contract terminations:
Surrender benefits	(28,133)	(40,619)	(1,454,640)	(2,503,834)	(4,055,343)
Death benefits	(863)	(24,231)	(465,328)	(636,111)	(1,116,795)
Increase (decrease) from transactions	(42,461)	32,022	(522,102)	(5,565,382)	(1,219,874)
Net assets at beginning of year	440,178	1,006,789	44,159,953	47,714,860	32,802,093
Net assets at end of year	$459,673	$912,490	$35,279,236	$33,389,733	$26,274,225

Accumulation unit activity
Units outstanding at beginning of year	151,669	870,356	16,954,564	18,121,982	22,117,061
Units purchased	421	151,905	1,256,632	328,015	3,411,548
Units redeemed	(14,115)	(103,732)	(1,493,085)	(2,807,508)	(4,365,916)
Units outstanding at end of year	137,975	918,529	16,718,111	15,642,489	21,162,693

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

114	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2
Operations
Investment income (loss) — net	$(227,976)	$(92,060)	$(312,284)	$(410,686)	$(948,970)
Net realized gain (loss) on sales of investments	454,833	65,185	107,458	337,924	1,770,359
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(4,408,446)	(1,933,943)	(6,391,831)	(7,174,940)	(19,907,232)
Net increase (decrease) in net assets resulting from operations	(4,181,589)	(1,960,818)	(6,596,657)	(7,247,702)	(19,085,843)

Contract transactions
Contract purchase payments	43,597	178,892	738,399	72,149	399,262
Net transfers(1)	3,319,527	68,528	283,846	10,400,176	(5,386,419)
Transfers for policy loans	(11,576)	—	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(152,160)	(144,164)	(455,464)	(547,552)	(1,129,617)
Contract terminations:
Surrender benefits	(2,246,228)	(173,778)	(929,913)	(1,830,941)	(3,161,419)
Death benefits	(256,645)	(161,082)	(356,769)	(1,487,100)	(1,717,228)
Increase (decrease) from transactions	696,515	(231,604)	(719,901)	6,606,732	(10,995,421)
Net assets at beginning of year	25,375,348	10,877,077	36,208,944	43,039,063	110,899,410
Net assets at end of year	$21,890,274	$8,684,655	$28,892,386	$42,398,093	$80,818,146

Accumulation unit activity
Units outstanding at beginning of year	16,983,441	8,335,274	25,436,001	33,415,628	78,230,129
Units purchased	2,544,833	207,589	851,633	9,571,528	713,146
Units redeemed	(1,996,624)	(407,008)	(1,525,373)	(3,417,469)	(9,468,376)
Units outstanding at end of year	17,531,650	8,135,855	24,762,261	39,569,687	69,474,899

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	115

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2
Operations
Investment income (loss) — net	$(5,887,610)	$(9,298,481)	$(4,342,676)	$(3,382,553)	$(1,561,434)
Net realized gain (loss) on sales of investments	8,616,455	19,448,619	15,086,627	20,488,339	9,153,110
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(145,452,335)	(213,686,001)	(97,221,757)	(90,336,004)	(41,756,094)
Net increase (decrease) in net assets resulting from operations	(142,723,490)	(203,535,863)	(86,477,806)	(73,230,218)	(34,164,418)

Contract transactions
Contract purchase payments	2,619,557	5,198,063	12,113,609	659,430	9,987,582
Net transfers(1)	3,373,946	(10,133,054)	8,964,949	(467,289)	(9,591,192)
Transfers for policy loans	19,804	4,870	4,401	13,161	(14,022)
Adjustments to net assets allocated to contracts in payment period	—	—	(31,282)	—	(19,549)
Contract charges	(8,229,934)	(12,499,460)	(3,836,211)	(2,609,980)	(784,434)
Contract terminations:
Surrender benefits	(17,818,618)	(41,590,061)	(30,944,480)	(29,321,840)	(12,560,482)
Death benefits	(4,561,015)	(6,624,822)	(8,256,958)	(5,507,751)	(2,038,276)
Increase (decrease) from transactions	(24,596,260)	(65,644,464)	(21,985,972)	(37,234,269)	(15,020,373)
Net assets at beginning of year	713,185,086	1,089,494,647	502,487,179	432,673,372	189,530,018
Net assets at end of year	$545,865,336	$820,314,320	$394,023,401	$322,208,885	$140,345,227

Accumulation unit activity
Units outstanding at beginning of year	416,960,069	663,537,563	248,771,941	212,114,201	82,152,345
Units purchased	4,558,430	3,488,953	12,984,934	1,050,917	5,117,314
Units redeemed	(21,546,982)	(50,922,693)	(25,440,673)	(21,928,628)	(12,664,286)
Units outstanding at end of year	399,971,517	616,103,823	236,316,202	191,236,490	74,605,373

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

116	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 2
Operations
Investment income (loss) — net	$(964,861)	$(776,817)	$(612,905)	$4,760	$(2,878)
Net realized gain (loss) on sales of investments	7,021,538	2,826,330	3,453,314	(8,963)	13,699
Distributions from capital gains	—	—	—	9,218	—
Net change in unrealized appreciation or depreciation of investments	(28,593,315)	(17,036,051)	(15,383,161)	(188,046)	(59,643)
Net increase (decrease) in net assets resulting from operations	(22,536,638)	(14,986,538)	(12,542,752)	(183,031)	(48,822)

Contract transactions
Contract purchase payments	1,056,709	914,309	67,508	315,030	186,812
Net transfers(1)	(4,485,501)	(2,318,327)	(1,500,945)	17,191	(15,789)
Transfers for policy loans	(227)	28,382	2,068	—	—
Adjustments to net assets allocated to contracts in payment period	—	(22,564)	—	—	—
Contract charges	(545,428)	(621,931)	(403,769)	(54)	(58)
Contract terminations:
Surrender benefits	(6,414,972)	(5,746,130)	(5,083,540)	(38,164)	(8,112)
Death benefits	(718,525)	(2,453,322)	(1,702,462)	—	(1,827)
Increase (decrease) from transactions	(11,107,944)	(10,219,583)	(8,621,140)	294,003	161,026
Net assets at beginning of year	125,937,810	90,527,071	78,613,670	1,093,323	291,274
Net assets at end of year	$92,293,228	$65,320,950	$57,449,778	$1,204,295	$403,478

Accumulation unit activity
Units outstanding at beginning of year	54,163,915	52,310,791	45,020,804	879,979	81,247
Units purchased	523,882	1,546,380	333,162	293,128	200,650
Units redeemed	(6,095,938)	(8,366,620)	(5,750,475)	(43,716)	(8,579)
Units outstanding at end of year	48,591,859	45,490,551	39,603,491	1,129,391	273,318

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	117

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 2	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2
Operations
Investment income (loss) — net	$(12,938)	$5,685	$(23,213)	$14,001	$(16,170)
Net realized gain (loss) on sales of investments	121,172	(13,616)	(26,892)	(13,899)	17,150
Distributions from capital gains	—	151,196	124,856	—	—
Net change in unrealized appreciation or depreciation of investments	(409,402)	(320,798)	(856,577)	(186,167)	(516,636)
Net increase (decrease) in net assets resulting from operations	(301,168)	(177,533)	(781,826)	(186,065)	(515,656)

Contract transactions
Contract purchase payments	16,266	197,497	144,324	237,371	266,979
Net transfers(1)	(54,623)	72,202	3,017	29,224	119,101
Transfers for policy loans	587	—	515	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(3,309)	(175)	(439)	(268)	(372)
Contract terminations:
Surrender benefits	(85,517)	(10,457)	(92,844)	(55,165)	(46,159)
Death benefits	(26,889)	—	(8,070)	(3,965)	(23,543)
Increase (decrease) from transactions	(153,485)	259,067	46,503	207,197	316,006
Net assets at beginning of year	1,685,775	810,976	2,745,640	1,478,933	1,623,350
Net assets at end of year	$1,231,122	$892,510	$2,010,317	$1,500,065	$1,423,700

Accumulation unit activity
Units outstanding at beginning of year	530,080	449,604	1,278,095	1,092,894	452,900
Units purchased	5,682	181,239	109,595	229,051	137,550
Units redeemed	(62,147)	(7,468)	(95,702)	(52,083)	(25,866)
Units outstanding at end of year	473,615	623,375	1,291,988	1,269,862	564,584

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

118	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2
Operations
Investment income (loss) — net	$(8,022)	$(25,483)	$(276,064)	$(2,291,867)	$(1,340,880)
Net realized gain (loss) on sales of investments	12,181	191,236	43,997	1,145,822	907,430
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(111,637)	(625,965)	(5,206,697)	(51,299,522)	(27,452,514)
Net increase (decrease) in net assets resulting from operations	(107,478)	(460,212)	(5,438,764)	(52,445,567)	(27,885,964)

Contract transactions
Contract purchase payments	171,668	35,316	439,463	3,513,083	4,839,987
Net transfers(1)	(22,734)	(96,750)	(1,736,187)	4,535,540	1,008,302
Transfers for policy loans	—	783	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(49)	(5,600)	(275,001)	(3,566,386)	(1,748,213)
Contract terminations:
Surrender benefits	(34,732)	(211,010)	(866,590)	(3,421,746)	(4,461,319)
Death benefits	—	(44,534)	(476,576)	(849,390)	(475,921)
Increase (decrease) from transactions	114,153	(321,795)	(2,914,891)	211,101	(837,164)
Net assets at beginning of year	741,894	3,393,353	30,735,465	268,290,783	150,642,654
Net assets at end of year	$748,569	$2,611,346	$22,381,810	$216,056,317	$121,919,526

Accumulation unit activity
Units outstanding at beginning of year	284,605	839,251	22,653,626	164,862,990	100,978,553
Units purchased	76,296	10,098	771,757	5,756,331	5,225,295
Units redeemed	(27,505)	(98,643)	(3,409,004)	(5,607,616)	(6,093,572)
Units outstanding at end of year	333,396	750,706	20,016,379	165,011,705	100,110,276

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	119

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Wanger Acorn	Wanger Intl	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$(77,828)	$2,355	$29,957
Net realized gain (loss) on sales of investments	(629,382)	(265,805)	(25,543)
Distributions from capital gains	3,156,794	1,082,359	—
Net change in unrealized appreciation or depreciation of investments	(6,671,272)	(3,749,506)	(121,774)
Net increase (decrease) in net assets resulting from operations	(4,221,688)	(2,930,597)	(117,360)

Contract transactions
Contract purchase payments	100,830	103,626	10,752
Net transfers(1)	(93,240)	118,353	(120,540)
Transfers for policy loans	6,771	3,624	—
Adjustments to net assets allocated to contracts in payment period	(1,638)	(902)	—
Contract charges	(7,336)	(5,731)	(35)
Contract terminations:
Surrender benefits	(572,082)	(513,626)	(37,419)
Death benefits	(68,636)	(48,025)	—
Increase (decrease) from transactions	(635,331)	(342,681)	(147,242)
Net assets at beginning of year	12,517,077	8,546,627	829,632
Net assets at end of year	$7,660,058	$5,273,349	$565,030

Accumulation unit activity
Units outstanding at beginning of year	1,996,789	2,201,367	651,144
Units purchased	31,711	91,484	11,508
Units redeemed	(180,049)	(239,887)	(143,415)
Units outstanding at end of year	1,848,451	2,052,964	519,237

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

120	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Notes to Financial Statements

1. ORGANIZATION

RiverSource of New York Variable Annuity Account (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Department of Financial Services.

The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life of NY. The following is a list of each variable annuity product funded through the Account.

RiverSource® Retirement Advisor Advantage Plus Variable Annuity (RAVA Advantage Plus)

RiverSource® Retirement Advisor Select Plus Variable Annuity (RAVA Select Plus)

RiverSource® Retirement Advisor 4 Advantage® Variable Annuity (RAVA 4 Advantage)

RiverSource® Retirement Advisor 4 Select® Variable Annuity (RAVA 4 Select)

RiverSource® Retirement Advisor 4 Access® Variable Annuity (RAVA 4 Access)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed prior to April 30, 2012)

RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed prior to April 30, 2012)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed prior to April 30, 2012)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 29, 2013)

RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed on or after April 29, 2013)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after April 29, 2013)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 29, 2019)

RiverSource® RAVA 5 ChoiceSM Variable Annuity (RAVA 5 Choice)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after June 22, 2020)

RiverSource® RAVA Apex NY Variable Annuity (RAVA Apex)

RiverSource® RAVA Vista NY Variable Annuity (RAVA Vista)

RiverSource® Flexible Portfolio Annuity (FPA)*

RiverSource® Retirement Advisor Variable Annuity (RAVA)*

RiverSource® Retirement Advisor Advantage Variable Annuity (RAVA Advantage)*

RiverSource® Retirement Advisor Select Variable Annuity (RAVA Select)*

*

New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts. For each division, the financial statements are comprised of a statement of assets and liabilities as of December 31, 2023, a related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, all presented to reflect a full twelve month period except as noted below.

Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B)
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	121

Division	Fund
AB VPS Lg Cap Gro, Cl B	AB VPS Large Cap Growth Portfolio (Class B)
AB VPS Relative Val, Cl B	AB VPS Relative Value Portfolio (Class B) (previously AB VPS Growth and Income Portfolio (Class B))
AB VPS Sus Gbl Thematic, Cl B	AB VPS Sustainable Global Thematic Portfolio (Class B)
Allspg VT Index Asset Alloc, Cl 2	Allspring VT Index Asset Allocation Fund – Class 2
Allspg VT Intl Eq, Cl 2	Allspring VT International Equity Fund – Class 2(1)
Allspg VT Opp, Cl 2	Allspring VT Opportunity Fund – Class 2
Allspg VT Sm Cap Gro, Cl 2	Allspring VT Small Cap Growth Fund – Class 2
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
AC VP Intl, Cl I	American Century VP International, Class I(2)
AC VP Intl, Cl II	American Century VP International, Class II(3)
AC VP Mid Cap Val, Cl II	American Century VP Mid Cap Value, Class II(4)
AC VP Ultra, Cl II	American Century VP Ultra®, Class II(5)
AC VP Val, Cl I	American Century VP Value, Class I(6)
AC VP Val, Cl II	American Century VP Value, Class II(7)
BlackRock Adv SMID Cap VI, Cl III	BlackRock Advantage SMID Cap V.I. Fund (Class III)(8)
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
BNY Mellon Sus US Eq, Serv	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Service Shares(8)
Calvert VP EAFE Intl Index, Cl F	Calvert VP EAFE International Index Portfolio – Class F(8) (renamed to CVT EAFE International Index Portfolio – Class F effective sometime during the second quarter of 2024)
Calvert VP Nasdaq 100 Index, Cl F	Calvert VP Nasdaq 100 Index Portfolio – Class F(8) (renamed to CVT Nasdaq 100 Index Portfolio – Class F effective sometime during the second quarter of 2024)
Calv VP Russ 2000 Sm Cap Ind, Cl F	Calvert VP Russell 2000® Small Cap Index Portfolio – Class F(8) (renamed to CVT Russell 2000® Small Cap Index Portfolio – Class F effective sometime during the second quarter of 2024)
Calvert VP SRI Bal, Cl F	Calvert VP SRI Balanced Portfolio – Class F(8)
Calvert VP SRI Bal, Cl I	Calvert VP SRI Balanced Portfolio – Class I
CB Var Sm Cap Gro, Cl I	ClearBridge Variable Small Cap Growth Portfolio – Class I
Col VP Bal, Cl 2	Columbia Variable Portfolio – Balanced Fund (Class 2)
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Commodity Strategy, Cl 2	Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)
Col VP Contrarian Core, Cl 2	Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
Col VP Disciplined Core, Cl 2	Columbia Variable Portfolio – Disciplined Core Fund (Class 2)
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3)
Col VP Divd Opp, Cl 2	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emerg Mkts Bond, Cl 2	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)
Col VP Emer Mkts, Cl 2	Columbia Variable Portfolio – Emerging Markets Fund (Class 2)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Strategic Inc, Cl 2	Columbia Variable Portfolio – Global Strategic Income Fund (Class 2)
Col VP Global Strategic Inc, Cl 3	Columbia Variable Portfolio – Global Strategic Income Fund (Class 3)
Col VP Govt Money Mkt, Cl 2	Columbia Variable Portfolio – Government Money Market Fund (Class 2)
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3)
Col VP Hi Yield Bond, Cl 2	Columbia Variable Portfolio – High Yield Bond Fund (Class 2)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 2	Columbia Variable Portfolio – Income Opportunities Fund (Class 2)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 2	Columbia Variable Portfolio – Intermediate Bond Fund (Class 2)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Lg Cap Gro, Cl 2	Columbia Variable Portfolio – Large Cap Growth Fund (Class 2)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Cap Index, Cl 2	Columbia Variable Portfolio – Large Cap Index Fund (Class 2)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Long Govt/Cr Bond, Cl 2	Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2)
Col VP Overseas Core, Cl 2	Columbia Variable Portfolio – Overseas Core Fund (Class 2)
Col VP Overseas Core, Cl 3	Columbia Variable Portfolio – Overseas Core Fund (Class 3)
Col VP Select Lg Cap Eq, Cl 2	Columbia Variable Portfolio – Select Large Cap Equity Fund (Class 2)(8)

122	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Division	Fund
Col VP Select Lg Cap Val, Cl 2	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3)
Col VP Select Mid Cap Gro, Cl 2	Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 2)
Col VP Select Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 3)
Col VP Select Mid Cap Val, Cl 2	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2)
Col VP Select Mid Cap Val, Cl 3	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 2	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3)
Col VP Sel Gbl Tech, Cl 2	Columbia Variable Portfolio – Seligman Global Technology Fund (Class 2)(8)
Col VP Sm Cap Val, Cl 2	Columbia Variable Portfolio – Small Cap Value Fund (Class 2)(8)
Col VP Strategic Inc, Cl 2	Columbia Variable Portfolio – Strategic Income Fund (Class 2)
Col VP US Govt Mtge, Cl 2	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return, Cl 1	Credit Suisse Trust – Commodity Return Strategy Portfolio, Class 1
CTIVP AC Div Bond, Cl 2	CTIVP® – American Century Diversified Bond Fund (Class 2)
CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2)
CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3)
CTIVP CenterSquare Real Est, Cl 2	CTIVP® – CenterSquare Real Estate Fund (Class 2)
CTIVP MFS Val, Cl 2	CTIVP® – MFS® Value Fund (Class 2)
CTIVP MS Adv, Cl 2	CTIVP® – Morgan Stanley Advantage Fund (Class 2) (renamed to CTIVP® – Westfield Select Large Cap Growth Fund (Class 2) effective sometime during the second quarter of 2024)
CTIVP Prin Blue Chip Gro, Cl 1	CTIVP® – Principal Blue Chip Growth Fund (Class 1)
CTIVP Prin Blue Chip Gro, Cl 2	CTIVP® – Principal Blue Chip Growth Fund (Class 2)
CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2)
CTIVP TCW Core Plus Bond, Cl 2	CTIVP® – TCW Core Plus Bond Fund (Class 2)
CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP® – Victory Sycamore Established Value Fund (Class 2)
CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP® – Victory Sycamore Established Value Fund (Class 3)
CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP® – Westfield Mid Cap Growth Fund (Class 2)
Del Ivy VIP Asset Strategy, Cl II	Delaware Ivy VIP Asset Strategy, Class II (renamed to Macquarie VIP Asset Strategy Series – Service Class effective sometime during the second quarter of 2024)
Del VIP for Inc, Serv Cl	Delaware VIP® Fund for Income Series – Service Class(8) (renamed to Macquarie VIP Fund for Income Series – Service Class effective sometime during the second quarter of 2024)
Del VIP Intl, Serv Cl	Delaware VIP® International Series – Service Class(8)(9)
DWS Alt Asset Alloc VIP, Cl B	DWS Alternative Asset Allocation VIP, Class B
EV VT Floating-Rate Inc, Init Cl	Eaton Vance VT Floating-Rate Income Fund – Initial Class
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP ContrafundSM Portfolio Service Class 2
Fid VIP Emer Mkts, Serv Cl 2	Fidelity® VIP Emerging Markets Portfolio Service Class 2(8)
Fid VIP Energy, Serv Cl 2	Fidelity® VIP Energy Portfolio Service Class 2(8)
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Gro Opp, Serv Cl 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2(8)
Fid VIP Intl Cap Appr, Serv Cl 2	Fidelity® VIP International Capital Appreciation Portfolio Service Class 2(8)
Fid VIP Invest Gr, Serv Cl 2	Fidelity® VIP Investment Grade Bond Portfolio Service Class 2(8)
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
Fid VIP Strategic Inc, Serv Cl 2	Fidelity® VIP Strategic Income Portfolio Service Class 2
Frank Global Real Est, Cl 2	Franklin Global Real Estate VIP Fund – Class 2
Frank Inc, Cl 2	Franklin Income VIP Fund – Class 2
Frank Inc, Cl 4	Franklin Income VIP Fund – Class 4(8)
Frank Mutual Gbl Dis, Cl 4	Franklin Mutual Global Discovery VIP Fund – Class 4(8)
Frank Mutual Shares, Cl 2	Franklin Mutual Shares VIP Fund – Class 2
Frank Sm Cap Val, Cl 2	Franklin Small Cap Value VIP Fund – Class 2
Frank Sm Cap Val, Cl 4	Franklin Small Cap Value VIP Fund – Class 4(8)
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Multi-Strategy Alt, Advisor	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares
GS VIT Multi-Strategy Alt, Serv	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Service Shares(8)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	123

Division	Fund
GS VIT Sm Cap Eq Insights, Inst	Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares
GS VIT Sm Cap Eq Insights, Serv	Goldman Sachs VIT Small Cap Equity Insights Fund – Service Shares(8)
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Core Plus Bond, Ser II	Invesco V.I. Core Plus Bond Fund, Series II Shares(8)
Invesco VI Dis Mid Cap Gro, Ser I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I Shares
Invesco VI Dis Mid Cap Gro, Ser II	Invesco V.I. Discovery Mid Cap Growth Fund, Series II Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI Div Divd, Ser II	Invesco V.I. Diversified Dividend Fund, Series II Shares
Invesco VI EQV Intl Eq, Ser II	Invesco V.I. EQV International Equity Fund, Series II Shares
Invesco VI Global, Ser II	Invesco V.I. Global Fund, Series II Shares
Invesco VI Gbl Strat Inc, Ser II	Invesco V.I. Global Strategic Income Fund, Series II Shares
Invesco VI Hlth, Ser II	Invesco V.I. Health Care Fund, Series II Shares
Invesco VI Main St, Ser II	Invesco V.I. Main Street Fund®, Series II Shares
Invesco VI Mn St Sm Cap, Ser II	Invesco V.I. Main Street Small Cap Fund®, Series II Shares
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Invesco VI Tech, Ser II	Invesco V.I. Technology Fund, Series II Shares(8)
Janus Henderson VIT Bal, Serv	Janus Henderson VIT Balanced Portfolio: Service Shares
Janus Henderson VIT Enter, Serv	Janus Henderson VIT Enterprise Portfolio: Service Shares
Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Flexible Bond Portfolio: Service Shares
Janus Henderson VIT Forty, Serv	Janus Henderson VIT Forty Portfolio: Service Shares(8)
Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Global Technology and Innovation Portfolio: Service Shares
Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Overseas Portfolio: Service Shares
Janus Henderson VIT Res, Serv	Janus Henderson VIT Research Portfolio: Service Shares
Lazard Ret Emer Mkts Eq, Serv	Lazard Retirement Emerging Markets Equity Portfolio – Service Shares(8)
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares
Lord Abt Bond Debenture, Cl VC	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC(8)
Lord Abt Short Dur Inc, Cl VC	Lord Abbett Series Fund Short Duration Income Portfolio – Class VC(8)
LVIP JPM US Eq, Serv Cl	LVIP JPMorgan U.S. Equity Fund – Service Class(10),(11)
MFS Gbl Real Est, Serv Cl	MFS® Global Real Estate Portfolio – Service Class(8)
MFS Intl Gro, Serv Cl	MFS® International Growth Portfolio – Service Class(8)
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Research Intl, Serv Cl	MFS® Research International Portfolio – Service Class(8)
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS VIF Dis, Cl II	Morgan Stanley VIF Discovery Portfolio, Class II Shares
MS VIF Global Real Est, Cl II	Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares
NB AMT Intl Eq, Cl S	Neuberger Berman AMT International Equity Portfolio (Class S)(12)
NB AMT Sus Eq, Cl S	Neuberger Berman AMT Sustainable Equity Portfolio (Class S)
NB AMT US Eq Index PW Strat, Cl S	Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S)(13)
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Intl Val, Cl IB	Putnam VT International Value Fund – Class IB Shares(8)
Put VT Lg Cap Val, Cl IB	Putnam VT Large Cap Value Fund – Class IB Shares(8)
Put VT Sus Fut, Cl IB	Putnam VT Sustainable Future Fund – Class IB Shares(8)
Put VT Sus Leaders, Cl IA	Putnam VT Sustainable Leaders Fund – Class IA Shares
Put VT Sus Leaders, Cl IB	Putnam VT Sustainable Leaders Fund – Class IB Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Temp Global Bond, Cl 2	Templeton Global Bond VIP Fund – Class 2
Third Ave VST Third Ave Value	Third Avenue VST Third Avenue Value Portfolio
VanEck VIP Global Gold, Cl S	VanEck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)

124	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Division	Fund
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Man Risk, Cl 2	Variable Portfolio – Managed Risk Fund (Class 2)
VP Man Risk US, Cl 2	Variable Portfolio – Managed Risk U.S. Fund (Class 2)
VP Man Vol Conserv, Cl 2	Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
VP Man Vol Conserv Gro, Cl 2	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
VP Man Vol Gro, Cl 2	Variable Portfolio – Managed Volatility Growth Fund (Class 2)
VP Man Vol Mod Gro, Cl 2	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Ptnrs Core Bond, Cl 2	Variable Portfolio – Partners Core Bond Fund (Class 2)
VP Ptnrs Core Eq, Cl 2	Variable Portfolio – Partners Core Equity Fund (Class 2)
VP Ptnrs Core Eq, Cl 3	Variable Portfolio – Partners Core Equity Fund (Class 3)
VP Ptnrs Intl Core Eq, Cl 2	Variable Portfolio – Partners International Core Equity Fund (Class 2)
VP Ptnrs Intl Gro, Cl 2	Variable Portfolio – Partners International Growth Fund (Class 2)
VP Ptnrs Intl Val, Cl 2	Variable Portfolio – Partners International Value Fund (Class 2)
VP Ptnrs Sm Cap Gro, Cl 2	Variable Portfolio – Partners Small Cap Growth Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 2	Variable Portfolio – Partners Small Cap Value Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP US Flex Conserv Gro, Cl 2	Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)
VP US Flex Gro, Cl 2	Variable Portfolio – U.S. Flexible Growth Fund (Class 2)
VP US Flex Mod Gro, Cl 2	Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)
Wanger Acorn	Wanger Acorn
Wanger Intl	Wanger International
WA Var Global Hi Yd Bond, Cl II	Western Asset Variable Global High Yield Bond Portfolio – Class II

(1)	Allspring VT International Equity Fund – Class 2 is scheduled to liquidate sometime during the second quarter of 2024.
(2)	American Century VP International, Class I is scheduled to reorganize into LVIP American Century International Fund, Standard Class II sometime during the second quarter of 2024.
(3)	American Century VP International, Class II is scheduled to reorganize into LVIP American Century International Fund, Service Class sometime during the second quarter of 2024.
(4)	American Century VP Mid Cap Value, Class II is scheduled to reorganize into LVIP American Century Mid Cap Value Fund, Service Class sometime during the second quarter of 2024.
(5)	American Century VP Ultra®, Class II is scheduled to reorganize into LVIP American Century Ultra® Fund, Service Class sometime during the second quarter of 2024.
(6)	American Century VP Value, Class I is scheduled to reorganize into LVIP American Century Value Fund, Standard Class II sometime during the second quarter of 2024.
(7)	American Century VP Value, Class II is scheduled to reorganize into LVIP American Century Value Fund, Service Class sometime during the second quarter of 2024.
(8)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.
(9)

Delaware VIP® International Series – Service Class is scheduled to merge into Delaware Ivy VIP International Core Equity – Class II sometime during the second quarter of 2024. In addition, subsequent to the merger, the fund name will change to Macquarie VIP International Core Equity Series – Service Class.

(10)	JPMorgan Insurance Trust U.S. Equity Portfolio – Class 2 Shares merged into LVIP JPMorgan U.S. Equity Fund – Service Class on April 28, 2023.
(11)	For the period April 28, 2023 (commencement of operations) to December 31, 2023.
(12)	Neuberger Berman AMT International Equity Portfolio (Class S) is scheduled to liquidate sometime during the second quarter of 2024.
(13)	Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) is scheduled to liquidate sometime during the second quarter of 2024.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

RiverSource Life of NY serves as issuer of the contracts.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	125

The Account categorizes its fair value measurements according to a three-level hierarchy. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the fair value measurement. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been measured at fair value using the net asset value per share (or its equivalent) as a practical expedient and are therefore not categorized in the fair value hierarchy. There were no transfers between levels in the period ended December 31, 2023.

Variable Payout

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life of NY and may result in additional amounts being transferred into the variable annuity account by RiverSource Life of NY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes

RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Subsequent Events

Management has evaluated Account related events and transactions that occurred through the date the financial statements were issued. Management noted there were no items requiring adjustments or additional disclosures in the Account’s financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES

RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

Product	Mortality and expense risk fee
RAVA Advantage Plus	0.55% to 0.95% (depending on the contract selected)
RAVA Select Plus	0.75% to 1.20% (depending on the contract selected)
RAVA 4 Advantage	0.85% to 1.05% (depending on the contract selected)
RAVA 4 Select	1.10% to 1.30% (depending on the contract selected)
RAVA 4 Access	1.25% to 1.45% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	0.95% to 1.40% (depending on the contract selected)

126	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Product	Mortality and expense risk fee
RAVA 5 Select (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	1.30% to 1.65% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	1.45% to 1.80% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed prior to April 30, 2012)	0.85% to 1.30% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed prior to April 30, 2012)	1.20% to 1.55% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed prior to April 30, 2012)	1.35% to 1.70% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.45% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.70% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.85% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed on or after April 29, 2019)	0.95% to 1.45% (depending on the contract selected)
RAVA 5 Choice	0.95% to 1.55% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed on or after June 22, 2020)	0.95% to 1.30% (depending on the contract selected)
RAVA Apex	0.65% to 1.50% (depending on the contract selected)
RAVA Vista	0.90% to 1.55% (depending on the contract selected)
FPA	1.25%
RAVA	0.75% to 0.95% (depending on the contract selected)
RAVA Advantage	0.75% to 0.95% (depending on the contract selected)
RAVA Select	1.00% to 1.20% (depending on the contract selected)

4. CONTRACT CHARGES

RiverSource Life of NY deducts a contract administrative charge of $50 per year on the contract anniversary. This charge reimburses RiverSource Life of NY for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary.

5. SURRENDER CHARGES

RiverSource Life of NY may assess a surrender charge to help it recover certain expenses related to the sale of the annuity. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract surrender benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for surrenders are not identified on an individual division basis.

6. RELATED PARTY TRANSACTIONS

RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain affiliated funds to Ameriprise Financial and its affiliates.

Fee Agreement:	Fees Paid To:
Management Agreement	Columbia Management Investment Advisers, LLC
Shareholder Services Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.
Investment Advisory Agreement	Columbia Wanger Asset Management, LLC
Administrative Services Agreement	Columbia Wanger Asset Management, LLC

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	127

7. INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended December 31, 2023 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$16,283
AB VPS Intl Val, Cl B	118,864
AB VPS Lg Cap Gro, Cl B	2,752,382
AB VPS Relative Val, Cl B	616,571
AB VPS Sus Gbl Thematic, Cl B	33,503
Allspg VT Index Asset Alloc, Cl 2	266,896
Allspg VT Intl Eq, Cl 2	22,471
Allspg VT Opp, Cl 2	246,946
Allspg VT Sm Cap Gro, Cl 2	258,337
ALPS Alerian Engy Infr, Class III	215,210
AC VP Intl, Cl I	3,062
AC VP Intl, Cl II	104,895
AC VP Mid Cap Val, Cl II	753,313
AC VP Ultra, Cl II	431,069
AC VP Val, Cl I	70,656
AC VP Val, Cl II	2,461,615
BlackRock Adv SMID Cap VI, Cl III	134,870
BlackRock Global Alloc, Cl III	897,963
BNY Mellon Sus US Eq, Serv	58,762
Calvert VP EAFE Intl Index, Cl F	121,020
Calvert VP Nasdaq 100 Index, Cl F	1,181,988
Calv VP Russ 2000 Sm Cap Ind, Cl F	211,162
Calvert VP SRI Bal, Cl F	206,033
Calvert VP SRI Bal, Cl I	760,464
CB Var Sm Cap Gro, Cl I	27,856
Col VP Bal, Cl 2	3,062,480
Col VP Bal, Cl 3	4,674,900
Col VP Commodity Strategy, Cl 2	282,198
Col VP Contrarian Core, Cl 2	760,607
Col VP Disciplined Core, Cl 2	736,534
Col VP Disciplined Core, Cl 3	197,691
Col VP Divd Opp, Cl 2	1,033,459
Col VP Divd Opp, Cl 3	419,757
Col VP Emerg Mkts Bond, Cl 2	105,554
Col VP Emer Mkts, Cl 2	254,938
Col VP Emer Mkts, Cl 3	226,465
Col VP Global Strategic Inc, Cl 2	128,575
Col VP Global Strategic Inc, Cl 3	131,771
Col VP Govt Money Mkt, Cl 2	7,511,441
Col VP Govt Money Mkt, Cl 3	1,535,371
Col VP Hi Yield Bond, Cl 2	1,316,694
Col VP Hi Yield Bond, Cl 3	376,628
Col VP Inc Opp, Cl 2	666,889
Col VP Inc Opp, Cl 3	363,064
Col VP Inter Bond, Cl 2	1,438,352
Col VP Inter Bond, Cl 3	617,898
Col VP Lg Cap Gro, Cl 2	1,215,100
Col VP Lg Cap Gro, Cl 3	144,140
Col VP Lg Cap Index, Cl 2	7,733,450
Col VP Lg Cap Index, Cl 3	8,999,405
Col VP Limited Duration Cr, Cl 2	559,113
Col VP Long Govt/Cr Bond, Cl 2	246,691
Col VP Overseas Core, Cl 2	276,328
Col VP Overseas Core, Cl 3	171,258
Col VP Select Lg Cap Eq, Cl 2	238,887

Division	Purchases
Col VP Select Lg Cap Val, Cl 2	$902,861
Col VP Select Lg Cap Val, Cl 3	45,461
Col VP Select Mid Cap Gro, Cl 2	590,967
Col VP Select Mid Cap Gro, Cl 3	82,127
Col VP Select Mid Cap Val, Cl 2	885,394
Col VP Select Mid Cap Val, Cl 3	52,774
Col VP Select Sm Cap Val, Cl 2	400,837
Col VP Select Sm Cap Val, Cl 3	29,724
Col VP Sel Gbl Tech, Cl 2	348,773
Col VP Sm Cap Val, Cl 2	16,636
Col VP Strategic Inc, Cl 2	1,350,855
Col VP US Govt Mtge, Cl 2	184,813
Col VP US Govt Mtge, Cl 3	112,174
CS Commodity Return, Cl 1	145,533
CTIVP AC Div Bond, Cl 2	247,151
CTIVP BR Gl Infl Prot Sec, Cl 2	215,548
CTIVP BR Gl Infl Prot Sec, Cl 3	376,305
CTIVP CenterSquare Real Est, Cl 2	178,322
CTIVP MFS Val, Cl 2	884,590
CTIVP MS Adv, Cl 2	84,275
CTIVP Prin Blue Chip Gro, Cl 1	38,124
CTIVP Prin Blue Chip Gro, Cl 2	622,208
CTIVP T Rowe Price LgCap Val, Cl 2	416,965
CTIVP TCW Core Plus Bond, Cl 2	390,245
CTIVP Vty Sycamore Estb Val, Cl 2	1,145,924
CTIVP Vty Sycamore Estb Val, Cl 3	38,032
CTIVP Westfield Mid Cap Gro, Cl 2	108,070
Del Ivy VIP Asset Strategy, Cl II	24,109
Del VIP for Inc, Serv Cl	50,063
Del VIP Intl, Serv Cl	64,317
DWS Alt Asset Alloc VIP, Cl B	135,162
EV VT Floating-Rate Inc, Init Cl	1,519,194
Fid VIP Contrafund, Serv Cl 2	5,371,071
Fid VIP Emer Mkts, Serv Cl 2	25,089
Fid VIP Energy, Serv Cl 2	342,787
Fid VIP Gro & Inc, Serv Cl	181,399
Fid VIP Gro & Inc, Serv Cl 2	1,246,408
Fid VIP Gro Opp, Serv Cl 2	562,112
Fid VIP Intl Cap Appr, Serv Cl 2	143,683
Fid VIP Invest Gr, Serv Cl 2	1,193,739
Fid VIP Mid Cap, Serv Cl	150,227
Fid VIP Mid Cap, Serv Cl 2	2,869,523
Fid VIP Overseas, Serv Cl	5,746
Fid VIP Overseas, Serv Cl 2	153,423
Fid VIP Strategic Inc, Serv Cl 2	2,029,001
Frank Global Real Est, Cl 2	136,978
Frank Inc, Cl 2	1,051,120
Frank Inc, Cl 4	417,224
Frank Mutual Gbl Dis, Cl 4	18,533
Frank Mutual Shares, Cl 2	1,111,070
Frank Sm Cap Val, Cl 2	832,401
Frank Sm Cap Val, Cl 4	357,589
GS VIT Mid Cap Val, Inst	305,375
GS VIT Multi-Strategy Alt, Advisor	54,378

128	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Division	Purchases
GS VIT Multi-Strategy Alt, Serv	$84,683
GS VIT Sm Cap Eq Insights, Inst	3,491
GS VIT Sm Cap Eq Insights, Serv	74,985
GS VIT U.S. Eq Insights, Inst	112,541
Invesco VI Am Fran, Ser I	9,065
Invesco VI Am Fran, Ser II	117,958
Invesco VI Bal Risk Alloc, Ser II	189,211
Invesco VI Comstock, Ser II	600,843
Invesco VI Core Eq, Ser I	184,860
Invesco VI Core Plus Bond, Ser II	296,249
Invesco VI Dis Mid Cap Gro, Ser I	7,866
Invesco VI Dis Mid Cap Gro, Ser II	15,860
Invesco VI Div Divd, Ser I	82,654
Invesco VI Div Divd, Ser II	36,773
Invesco VI EQV Intl Eq, Ser II	101,127
Invesco VI Global, Ser II	1,246,293
Invesco VI Gbl Strat Inc, Ser II	151,631
Invesco VI Hlth, Ser II	59,240
Invesco VI Main St, Ser II	13,694
Invesco VI Mn St Sm Cap, Ser II	740,830
Invesco VI Tech, Ser I	53,819
Invesco VI Tech, Ser II	396,048
Janus Henderson VIT Bal, Serv	3,272,913
Janus Henderson VIT Enter, Serv	39,164
Janus Henderson VIT Flex Bd, Serv	845,049
Janus Henderson VIT Forty, Serv	121,107
Janus Hend VIT Gbl Tech Innov, Srv	229,986
Janus Henderson VIT Overseas, Serv	244,985
Janus Henderson VIT Res, Serv	264,579
Lazard Ret Emer Mkts Eq, Serv	12,060
Lazard Ret Global Dyn MA, Serv	58,361
Lord Abt Bond Debenture, Cl VC	495,131
Lord Abt Short Dur Inc, Cl VC	205,132
LVIP JPM US Eq, Serv Cl	159,299
MFS Gbl Real Est, Serv Cl	83,891
MFS Intl Gro, Serv Cl	76,051
MFS Mass Inv Gro Stock, Serv Cl	231,677
MFS New Dis, Serv Cl	163,589
MFS Research Intl, Serv Cl	26,297
MFS Utilities, Serv Cl	1,625,149
MS VIF Dis, Cl II	703,651
MS VIF Global Real Est, Cl II	37,123
NB AMT Intl Eq, Cl S	26,183
NB AMT Sus Eq, Cl S	155,407
NB AMT US Eq Index PW Strat, Cl S	54,981

Division	Purchases
PIMCO VIT All Asset, Advisor Cl	$480,990
PIMCO VIT Glb Man As Alloc, Adv Cl	12,209
PIMCO VIT Tot Return, Advisor Cl	1,390,207
Put VT Global Hlth Care, Cl IB	292,136
Put VT Intl Eq, Cl IB	15,689
Put VT Intl Val, Cl IB	15,043
Put VT Lg Cap Val, Cl IB	478,932
Put VT Sus Fut, Cl IB	1,933
Put VT Sus Leaders, Cl IA	292,776
Put VT Sus Leaders, Cl IB	47,260
Royce Micro-Cap, Invest Cl	2,250
Temp Global Bond, Cl 2	92,153
Third Ave VST Third Ave Value	47,540
VanEck VIP Global Gold, Cl S	235,882
VP Aggr, Cl 2	5,236,702
VP Aggr, Cl 4	602,011
VP Conserv, Cl 2	1,863,635
VP Conserv, Cl 4	338,545
VP Man Risk, Cl 2	476,114
VP Man Risk US, Cl 2	785,941
VP Man Vol Conserv, Cl 2	2,784,173
VP Man Vol Conserv Gro, Cl 2	5,027,621
VP Man Vol Gro, Cl 2	13,853,331
VP Man Vol Mod Gro, Cl 2	19,011,966
VP Mod, Cl 2	18,121,338
VP Mod, Cl 4	4,979,678
VP Mod Aggr, Cl 2	11,953,271
VP Mod Aggr, Cl 4	1,585,566
VP Mod Conserv, Cl 2	2,523,020
VP Mod Conserv, Cl 4	222,693
VP Ptnrs Core Bond, Cl 2	267,271
VP Ptnrs Core Eq, Cl 2	616,596
VP Ptnrs Core Eq, Cl 3	25,800
VP Ptnrs Intl Core Eq, Cl 2	335,481
VP Ptnrs Intl Gro, Cl 2	164,775
VP Ptnrs Intl Val, Cl 2	149,110
VP Ptnrs Sm Cap Gro, Cl 2	336,217
VP Ptnrs Sm Cap Val, Cl 2	179,762
VP Ptnrs Sm Cap Val, Cl 3	112,010
VP US Flex Conserv Gro, Cl 2	1,303,680
VP US Flex Gro, Cl 2	9,637,903
VP US Flex Mod Gro, Cl 2	10,168,204
Wanger Acorn	265,620
Wanger Intl	263,949
WA Var Global Hi Yd Bond, Cl II	64,862

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Dyn Asset Alloc, Cl B
2023	549	$1.39	to	$1.21	$714	0.44%	0.55%	to	1.85%	12.86%	to	11.40%
2022	984	$1.23	to	$1.09	$1,151	2.32%	0.55%	to	1.85%	(19.12%)	to	(20.16%)
2021	600	$1.52	to	$1.36	$866	1.41%	0.55%	to	1.85%	8.68%	to	7.27%
2020	702	$1.40	to	$1.27	$939	1.49%	0.55%	to	1.85%	4.29%	to	2.93%
2019	746	$1.34	to	$1.23	$964	1.90%	0.55%	to	1.85%	14.61%	to	13.13%

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	129

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Intl Val, Cl B
2023	2,181	$1.40	to	$0.90	$3,634	0.68%	0.55%	to	1.45%	14.20%		to	13.19%
2022	2,385	$1.23	to	$0.79	$3,528	4.15%	0.55%	to	1.45%	(14.27%)		to	(15.04%)
2021	2,577	$1.43	to	$0.93	$4,427	1.66%	0.55%	to	1.45%	10.25%		to	9.26%
2020	2,729	$1.30	to	$0.85	$4,384	1.52%	0.55%	to	1.45%	1.65%		to	0.74%
2019	2,982	$1.28	to	$0.85	$4,712	0.80%	0.55%	to	1.45%	16.15%		to	15.11%
AB VPS Lg Cap Gro, Cl B
2023	1,824	$1.22	to	$3.99	$10,229	—	0.65%	to	1.85%	33.92%		to	32.33%
2022	1,675	$0.91	to	$3.02	$6,953	—	0.65%	to	1.85%	(9.89	%)(7)	to	(29.99%)
2021	1,316	$6.48	to	$4.31	$8,593	—	0.85%	to	1.85%	27.56%		to	26.30%
2020	1,108	$5.08	to	$3.41	$5,685	—	0.85%	to	1.85%	34.00%		to	32.67%
2019	949	$3.79	to	$2.57	$3,622	—	0.85%	to	1.85%	33.23%		to	31.90%
AB VPS Relative Val, Cl B
2023	1,282	$3.83	to	$1.10	$4,744	1.29%	0.55%	to	1.55%	11.11%		to	10.01%
2022	1,407	$3.45	to	$1.00	$4,689	1.10%	0.55%	to	1.55%	(4.94%)		to	(0.06	%)(7)
2021	1,488	$3.62	to	$2.96	$5,256	0.64%	0.55%	to	1.45%	27.14%		to	26.00%
2020	1,648	$2.85	to	$2.35	$4,593	1.34%	0.55%	to	1.45%	1.91%		to	1.00%
2019	1,715	$2.80	to	$2.32	$4,720	1.03%	0.55%	to	1.45%	22.93%		to	21.83%
AB VPS Sus Gbl Thematic, Cl B
2023	149	$3.09	to	$1.07	$448	0.03%	0.55%	to	1.55%	15.07%		to	13.93%
2022	168	$2.69	to	$0.94	$442	—	0.55%	to	1.55%	(27.57%)		to	(6.14	%)(7)
2021	186	$3.71	to	$3.50	$681	—	0.55%	to	1.45%	21.90%		to	20.81%
2020	212	$3.05	to	$2.90	$641	0.45%	0.55%	to	1.45%	38.31%		to	37.08%
2019	269	$2.20	to	$2.11	$594	0.17%	0.55%	to	1.45%	29.07%		to	27.91%
Allspg VT Index Asset Alloc, Cl 2
2023	670	$3.57	to	$3.70	$2,386	0.96%	0.75%	to	1.20%	15.83%		to	15.31%
2022	642	$3.08	to	$3.21	$1,978	0.63%	0.75%	to	1.20%	(17.64%)		to	(18.01%)
2021	692	$3.74	to	$3.91	$2,588	0.58%	0.75%	to	1.20%	15.13%		to	14.61%
2020	741	$3.25	to	$3.41	$2,407	0.83%	0.75%	to	1.20%	15.72%		to	15.20%
2019	802	$2.81	to	$2.96	$2,251	1.10%	0.75%	to	1.20%	19.26%		to	18.72%
Allspg VT Intl Eq, Cl 2
2023	526	$1.94	to	$1.31	$894	1.45%	0.55%	to	1.45%	14.93%		to	13.90%
2022	627	$1.69	to	$1.15	$925	3.68%	0.55%	to	1.45%	(12.37%)		to	(13.15%)
2021	676	$1.93	to	$1.32	$1,142	1.05%	0.55%	to	1.45%	6.29%		to	5.33%
2020	826	$1.81	to	$1.25	$1,319	2.51%	0.55%	to	1.45%	4.36%		to	3.42%
2019	1,060	$1.74	to	$1.21	$1,592	3.66%	0.55%	to	1.45%	14.86%		to	13.82%
Allspg VT Opp, Cl 2
2023	502	$5.03	to	$2.58	$2,553	—	0.55%	to	1.85%	25.81%		to	24.19%
2022	533	$4.00	to	$2.08	$2,164	—	0.55%	to	1.85%	(21.24%)		to	(22.25%)
2021	635	$5.07	to	$2.68	$3,255	0.04%	0.55%	to	1.85%	24.09%		to	22.49%
2020	671	$4.09	to	$2.18	$2,786	0.44%	0.55%	to	1.85%	20.34%		to	18.79%
2019	758	$3.40	to	$1.84	$2,642	0.28%	0.55%	to	1.85%	30.75%		to	29.05%
Allspg VT Sm Cap Gro, Cl 2
2023	1,054	$4.42	to	$2.12	$4,170	—	0.55%	to	1.85%	3.54%		to	2.20%
2022	1,113	$4.26	to	$2.07	$4,256	—	0.55%	to	1.85%	(34.78%)		to	(35.62%)
2021	1,096	$6.54	to	$3.22	$6,481	—	0.55%	to	1.85%	7.05%		to	5.66%
2020	1,085	$6.11	to	$3.05	$5,981	—	0.55%	to	1.85%	56.92%		to	54.89%
2019	1,187	$3.89	to	$1.97	$4,181	—	0.55%	to	1.85%	24.15%		to	22.54%
ALPS Alerian Engy Infr, Class III
2023	1,617	$1.32	to	$1.15	$2,022	3.07%	0.55%	to	1.85%	13.28%		to	11.82%
2022	1,767	$1.16	to	$1.03	$1,963	4.41%	0.55%	to	1.85%	16.68%		to	15.18%
2021	1,865	$1.00	to	$0.89	$1,786	1.95%	0.55%	to	1.85%	37.02%		to	35.25%
2020	1,816	$0.73	to	$0.66	$1,277	2.91%	0.55%	to	1.85%	(25.54%)		to	(26.50%)
2019	1,865	$0.98	to	$0.90	$1,769	1.55%	0.55%	to	1.85%	19.75%		to	18.21%

130	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AC VP Intl, Cl I
2023	95	$1.74	to	$1.66	$161	1.39%	0.75%	to	0.95%	11.73%		to	11.51%
2022	122	$1.56	to	$1.49	$185	1.51%	0.75%	to	0.95%	(25.32%)		to	(25.47%)
2021	141	$2.09	to	$2.00	$289	0.16%	0.75%	to	0.95%	7.94%		to	7.72%
2020	155	$1.94	to	$1.86	$295	0.49%	0.75%	to	0.95%	24.94%		to	24.69%
2019	190	$1.55	to	$1.49	$287	0.85%	0.75%	to	0.95%	27.46%		to	27.21%
AC VP Intl, Cl II
2023	326	$2.52	to	$1.03	$739	1.24%	0.55%	to	1.55%	11.81%		to	10.71%
2022	318	$2.26	to	$0.93	$674	1.33%	0.55%	to	1.55%	(25.27%)		to	(6.43	%)(7)
2021	417	$3.02	to	$3.46	$1,199	0.01%	0.55%	to	1.20%	8.01%		to	7.31%
2020	432	$2.80	to	$3.22	$1,155	0.38%	0.55%	to	1.20%	24.97%		to	24.15%
2019	466	$2.24	to	$2.59	$1,001	0.71%	0.55%	to	1.20%	27.44%		to	26.61%
AC VP Mid Cap Val, Cl II
2023	739	$3.30	to	$1.04	$2,522	2.21%	0.55%	to	1.55%	5.45%		to	4.40%
2022	644	$3.13	to	$0.99	$2,096	2.12%	0.55%	to	1.55%	(1.93%)		to	(0.64	%)(7)
2021	625	$3.19	to	$3.48	$2,145	0.98%	0.55%	to	1.45%	22.34%		to	21.25%
2020	752	$2.61	to	$2.87	$2,141	1.66%	0.55%	to	1.45%	0.56%		to	(0.35%)
2019	868	$2.60	to	$2.88	$2,469	1.90%	0.55%	to	1.45%	28.28%		to	27.14%
AC VP Ultra, Cl II
2023	477	$6.05	to	$5.68	$2,825	—	0.55%	to	1.45%	42.49%		to	41.21%
2022	494	$4.24	to	$4.02	$2,061	—	0.55%	to	1.45%	(32.83%)		to	(33.43%)
2021	603	$6.32	to	$6.04	$3,779	—	0.55%	to	1.45%	22.32%		to	21.22%
2020	613	$5.16	to	$4.98	$3,152	—	0.55%	to	1.45%	48.73%		to	47.40%
2019	704	$3.47	to	$3.38	$2,449	—	0.55%	to	1.45%	33.72%		to	32.53%
AC VP Val, Cl I
2023	91	$5.61	to	$5.35	$496	2.41%	0.75%	to	0.95%	8.28%		to	8.07%
2022	115	$5.18	to	$4.95	$586	2.08%	0.75%	to	0.95%	(0.21%)		to	(0.41%)
2021	131	$5.19	to	$4.97	$669	1.71%	0.75%	to	0.95%	23.58%		to	23.33%
2020	151	$4.20	to	$4.03	$626	2.32%	0.75%	to	0.95%	0.22%		to	0.02%
2019	159	$4.19	to	$4.03	$655	2.11%	0.75%	to	0.95%	26.08%		to	25.83%
AC VP Val, Cl II
2023	3,554	$3.69	to	$2.12	$13,592	2.25%	0.55%	to	1.85%	8.42%		to	7.04%
2022	3,580	$3.41	to	$1.98	$12,774	1.95%	0.55%	to	1.85%	(0.24%)		to	(1.51%)
2021	3,265	$3.41	to	$2.01	$11,642	1.60%	0.55%	to	1.85%	23.60%		to	22.01%
2020	3,381	$2.76	to	$1.65	$9,796	2.14%	0.55%	to	1.85%	0.28%		to	(1.02%)
2019	3,997	$2.76	to	$1.67	$11,601	1.97%	0.55%	to	1.85%	26.23%		to	24.60%
BlackRock Adv SMID Cap VI, Cl III
2023	258	$1.14	to	$1.12	$293	2.73%	0.65%	to	1.55%	17.86%		to	16.82%
2022	135	$0.97	to	$0.96	$131	5.12%	0.65%	to	1.55%	(4.28	%)(7)	to	(4.84	%)(7)
BlackRock Global Alloc, Cl III
2023	3,690	$1.75	to	$1.40	$6,171	2.59%	0.55%	to	1.85%	11.88%		to	10.44%
2022	3,685	$1.56	to	$1.26	$5,542	—	0.55%	to	1.85%	(16.53%)		to	(17.61%)
2021	3,669	$1.87	to	$1.53	$6,656	0.92%	0.55%	to	1.85%	5.83%		to	4.47%
2020	2,193	$1.77	to	$1.47	$3,711	1.39%	0.55%	to	1.85%	20.05%		to	18.49%
2019	2,234	$1.47	to	$1.24	$3,164	1.19%	0.55%	to	1.85%	17.11%		to	15.60%
BNY Mellon Sus US Eq, Serv
2023	55	$1.13	to	$1.12	$64	0.06%	0.65%	to	1.55%	22.71%		to	21.61%
2022	—	$0.92	to	$0.92	$3	—	0.65%	to	1.55%	(7.93	%)(7)	to	(8.48	%)(7)
Calvert VP EAFE Intl Index, Cl F
2023	307	$1.14	to	$1.12	$352	3.51%	0.65%	to	1.55%	16.77%		to	15.73%
2022	212	$0.98	to	$0.97	$211	6.47%	0.65%	to	1.55%	(2.06	%)(7)	to	(2.64	%)(7)
Calvert VP Nasdaq 100 Index, Cl F
2023	1,632	$1.30	to	$1.28	$2,114	0.42%	0.65%	to	1.55%	53.02%		to	51.66%
2022	624	$0.85	to	$0.84	$533	0.37%	0.65%	to	1.55%	(16.49	%)(7)	to	(16.98	%)(7)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	131

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)

Calv VP Russ 2000 Sm Cap Ind, Cl F
2023	462	$1.10	to	$1.08	$507	1.06%	0.65%	to	1.55%	15.61%		to	14.57%
2022	263	$0.95	to	$0.94	$252	1.64%	0.65%	to	1.55%	(6.07	%)(7)	to	(6.63	%)(7)
Calvert VP SRI Bal, Cl F
2023	288	$1.10	to	$1.08	$315	2.12%	0.65%	to	1.55%	15.67%		to	14.64%
2022	91	$0.95	to	$0.94	$87	2.18%	0.65%	to	1.55%	(5.21	%)(7)	to	(5.79	%)(7)
Calvert VP SRI Bal, Cl I
2023	742	$2.93	to	$3.06	$1,949	1.68%	0.55%	to	1.20%	16.18%		to	15.43%
2022	461	$2.52	to	$2.65	$1,052	1.15%	0.55%	to	1.20%	(15.88%)		to	(16.42%)
2021	218	$3.00	to	$3.17	$590	1.17%	0.55%	to	1.20%	14.48%		to	13.74%
2020	318	$2.62	to	$2.79	$753	1.46%	0.55%	to	1.20%	14.63%		to	13.88%
2019	339	$2.28	to	$2.45	$703	1.53%	0.55%	to	1.20%	23.72%		to	22.92%
CB Var Sm Cap Gro, Cl I
2023	133	$3.77	to	$3.24	$472	—	0.55%	to	1.45%	7.81%		to	6.85%
2022	132	$3.49	to	$3.03	$437	—	0.55%	to	1.45%	(29.24%)		to	(29.87%)
2021	142	$4.94	to	$4.33	$666	—	0.55%	to	1.45%	11.99%		to	10.99%
2020	178	$4.41	to	$3.90	$747	—	0.55%	to	1.45%	42.48%		to	41.20%
2019	194	$3.09	to	$2.76	$573	—	0.55%	to	1.45%	26.18%		to	25.05%
Col VP Bal, Cl 2
2023	12,308	$1.11	to	$1.03	$12,876	—	0.65%	to	1.55%	20.32%		to	19.24%
2022	9,421	$0.93	to	$0.86	$8,221	—	0.65%	to	1.55%	(7.47	%)(7)	to	(18.14%)
2021	2,845	$1.06	to	$1.06	$3,011	—	0.95%	to	1.55%	5.79	%(6)	to	5.37	%(6)
Col VP Bal, Cl 3
2023	16,442	$3.33	to	$1.98	$49,685	—	0.55%	to	1.85%	20.57%		to	19.02%
2022	16,873	$2.77	to	$1.66	$42,719	—	0.55%	to	1.85%	(17.20%)		to	(18.27%)
2021	16,796	$3.34	to	$2.03	$51,780	—	0.55%	to	1.85%	14.11%		to	12.63%
2020	15,996	$2.93	to	$1.80	$43,557	—	0.55%	to	1.85%	16.94%		to	15.43%
2019	15,197	$2.50	to	$1.56	$35,756	—	0.55%	to	1.85%	22.11%		to	20.53%
Col VP Commodity Strategy, Cl 2
2023	870	$0.80	to	$0.69	$658	22.37%	0.55%	to	1.85%	(7.65%)		to	(8.84%)
2022	782	$0.86	to	$0.76	$642	24.85%	0.55%	to	1.85%	18.05%		to	16.53%
2021	1,073	$0.73	to	$0.65	$754	—	0.55%	to	1.85%	31.29%		to	29.59%
2020	892	$0.56	to	$0.50	$479	19.81%	0.55%	to	1.85%	(2.09%)		to	(3.36%)
2019	793	$0.57	to	$0.52	$438	0.93%	0.55%	to	1.85%	7.19%		to	5.81%
Col VP Contrarian Core, Cl 2
2023	1,860	$3.43	to	$2.98	$6,034	—	0.55%	to	1.85%	31.17%		to	29.48%
2022	1,734	$2.62	to	$2.31	$4,305	—	0.55%	to	1.85%	(19.30%)		to	(20.34%)
2021	1,796	$3.24	to	$2.89	$5,557	—	0.55%	to	1.85%	23.28%		to	21.69%
2020	1,656	$2.63	to	$2.38	$4,180	—	0.55%	to	1.85%	21.33%		to	19.77%
2019	1,836	$2.17	to	$1.99	$3,843	—	0.55%	to	1.85%	32.08%		to	30.38%
Col VP Disciplined Core, Cl 2
2023	678	$1.13	to	$2.78	$3,182	—	0.65%	to	1.85%	23.28%		to	21.81%
2022	556	$0.92	to	$2.28	$2,123	—	0.65%	to	1.85%	(8.58	%)(7)	to	(20.42%)
2021	480	$4.90	to	$2.87	$2,288	—	0.85%	to	1.85%	31.31%		to	30.01%
2020	410	$3.73	to	$2.20	$1,490	—	0.85%	to	1.85%	12.87%		to	11.74%
2019	381	$3.31	to	$1.97	$1,233	—	0.85%	to	1.85%	23.41%		to	22.19%
Col VP Disciplined Core, Cl 3
2023	4,412	$4.49	to	$3.57	$17,906	—	0.55%	to	1.45%	23.55%		to	22.45%
2022	4,860	$3.63	to	$2.91	$16,098	—	0.55%	to	1.45%	(19.27%)		to	(20.00%)
2021	5,345	$4.50	to	$3.64	$21,946	—	0.55%	to	1.45%	31.84%		to	30.66%
2020	5,965	$3.41	to	$2.79	$18,580	—	0.55%	to	1.45%	13.36%		to	12.34%
2019	6,767	$3.01	to	$2.48	$18,796	—	0.55%	to	1.45%	23.95%		to	22.84%

132	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Divd Opp, Cl 2
2023	1,943	$1.05	to	$1.94	$5,830	—	0.65%	to	1.85%	4.16%		to	2.92%
2022	1,771	$1.01	to	$1.89	$5,129	—	0.65%	to	1.85%	0.26	%(7)	to	(3.19%)
2021	1,208	$3.07	to	$1.95	$3,600	—	0.85%	to	1.85%	24.83%		to	23.59%
2020	981	$2.46	to	$1.58	$2,351	—	0.85%	to	1.85%	0.05%		to	(0.95%)
2019	959	$2.46	to	$1.59	$2,304	—	0.85%	to	1.85%	22.71%		to	21.49%
Col VP Divd Opp, Cl 3
2023	5,006	$3.60	to	$2.49	$19,916	—	0.55%	to	1.45%	4.38%		to	3.45%
2022	5,400	$3.45	to	$2.41	$20,629	—	0.55%	to	1.45%	(1.78%)		to	(2.65%)
2021	5,968	$3.51	to	$2.47	$23,277	—	0.55%	to	1.45%	25.33%		to	24.20%
2020	6,509	$2.80	to	$1.99	$20,365	—	0.55%	to	1.45%	0.47%		to	(0.43%)
2019	7,526	$2.79	to	$2.00	$23,561	—	0.55%	to	1.45%	23.24%		to	22.14%
Col VP Emerg Mkts Bond, Cl 2
2023	1,068	$1.07	to	$0.93	$1,084	5.23%	0.55%	to	1.85%	9.41%		to	8.00%
2022	1,154	$0.98	to	$0.86	$1,076	4.05%	0.55%	to	1.85%	(16.61%)		to	(17.69%)
2021	1,313	$1.17	to	$1.04	$1,478	3.72%	0.55%	to	1.85%	(2.98%)		to	(4.25%)
2020	1,171	$1.21	to	$1.09	$1,366	3.52%	0.55%	to	1.85%	6.58%		to	5.18%
2019	839	$1.13	to	$1.04	$923	4.89%	0.55%	to	1.85%	11.48%		to	10.03%
Col VP Emer Mkts, Cl 2
2023	2,046	$0.96	to	$1.02	$2,566	—	0.65%	to	1.85%	8.49%		to	7.20%
2022	2,060	$0.88	to	$0.95	$2,390	—	0.65%	to	1.85%	(11.55	%)(7)	to	(34.30%)
2021	1,783	$1.79	to	$1.44	$3,116	0.84%	0.85%	to	1.85%	(8.26%)		to	(9.17%)
2020	1,485	$1.95	to	$1.59	$2,832	0.42%	0.85%	to	1.85%	32.04%		to	30.74%
2019	1,527	$1.48	to	$1.22	$2,206	0.14%	0.85%	to	1.85%	30.16%		to	28.88%
Col VP Emer Mkts, Cl 3
2023	1,652	$2.79	to	$1.61	$4,053	—	0.55%	to	1.45%	8.71%		to	7.74%
2022	1,752	$2.57	to	$1.50	$3,977	—	0.55%	to	1.45%	(33.34%)		to	(33.94%)
2021	2,138	$3.85	to	$2.26	$7,130	0.99%	0.55%	to	1.45%	(7.84%)		to	(8.67%)
2020	2,265	$4.18	to	$2.48	$8,366	0.55%	0.55%	to	1.45%	32.63%		to	31.44%
2019	2,995	$3.15	to	$1.89	$8,156	0.18%	0.55%	to	1.45%	30.71%		to	29.54%
Col VP Global Strategic Inc, Cl 2
2023	1,150	$1.03	to	$0.78	$1,091	3.02%	0.65%	to	1.85%	8.76%		to	7.46%
2022	1,083	$0.95	to	$0.73	$948	3.18%	0.65%	to	1.85%	(4.91	%)(7)	to	(15.20%)
2021	940	$1.06	to	$0.86	$962	3.62%	0.85%	to	1.85%	0.18%		to	(0.82%)
2020	830	$1.05	to	$0.87	$847	4.12%	0.85%	to	1.85%	3.70%		to	2.67%
2019	547	$1.02	to	$0.85	$545	—	0.85%	to	1.85%	9.82%		to	8.72%
Col VP Global Strategic Inc, Cl 3
2023	1,623	$1.29	to	$1.10	$2,469	3.24%	0.55%	to	1.45%	9.21%		to	8.23%
2022	1,815	$1.18	to	$1.02	$2,537	3.44%	0.55%	to	1.45%	(14.08%)		to	(14.85%)
2021	2,042	$1.37	to	$1.19	$3,335	4.04%	0.55%	to	1.45%	0.59%		to	(0.32%)
2020	2,296	$1.36	to	$1.20	$3,752	5.18%	0.55%	to	1.45%	4.11%		to	3.17%
2019	2,516	$1.31	to	$1.16	$3,988	—	0.55%	to	1.45%	10.30%		to	9.31%
Col VP Govt Money Mkt, Cl 2
2023	16,946	$1.04	to	$0.89	$16,428	4.40%	0.65%	to	1.85%	3.79%		to	2.55%
2022	14,646	$1.01	to	$0.87	$13,763	1.38%	0.65%	to	1.85%	0.66	%(7)	to	(0.75%)
2021	7,055	$0.94	to	$0.88	$6,474	0.01%	0.85%	to	1.85%	(0.83%)		to	(1.83%)
2020	7,634	$0.95	to	$0.90	$7,084	0.16%	0.85%	to	1.85%	(0.61%)		to	(1.61%)
2019	6,977	$0.95	to	$0.91	$6,563	1.59%	0.85%	to	1.85%	0.78%		to	(0.23%)
Col VP Govt Money Mkt, Cl 3
2023	6,989	$1.14	to	$0.93	$7,555	4.50%	0.55%	to	1.45%	4.02%		to	3.10%
2022	7,686	$1.10	to	$0.91	$7,984	1.20%	0.55%	to	1.45%	0.61%		to	(0.30%)
2021	6,690	$1.09	to	$0.91	$6,995	0.01%	0.55%	to	1.45%	(0.52%)		to	(1.44%)
2020	9,566	$1.10	to	$0.92	$10,004	0.22%	0.55%	to	1.45%	(0.27%)		to	(1.18%)
2019	8,173	$1.10	to	$0.93	$8,696	1.73%	0.55%	to	1.45%	1.21%		to	0.30%

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	133

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Hi Yield Bond, Cl 2
2023	2,524	$1.07	to	$1.26	$4,479	5.43%	0.65%	to	1.85%	11.15%		to	9.82%
2022	2,194	$0.96	to	$1.15	$3,547	4.97%	0.65%	to	1.85%	(2.98	%)(7)	to	(12.40%)
2021	2,132	$1.92	to	$1.31	$3,964	4.71%	0.85%	to	1.85%	3.90%		to	2.86%
2020	1,699	$1.85	to	$1.28	$3,034	5.95%	0.85%	to	1.85%	5.41%		to	4.36%
2019	1,352	$1.75	to	$1.22	$2,300	5.81%	0.85%	to	1.85%	15.54%		to	14.38%
Col VP Hi Yield Bond, Cl 3
2023	1,735	$2.78	to	$2.20	$5,298	5.31%	0.55%	to	1.45%	11.47%		to	10.47%
2022	1,918	$2.49	to	$1.99	$5,298	5.08%	0.55%	to	1.45%	(11.19%)		to	(11.99%)
2021	2,071	$2.80	to	$2.26	$6,497	5.02%	0.55%	to	1.45%	4.29%		to	3.35%
2020	2,231	$2.69	to	$2.19	$6,751	5.65%	0.55%	to	1.45%	5.96%		to	5.01%
2019	2,599	$2.54	to	$2.08	$7,472	5.79%	0.55%	to	1.45%	16.08%		to	15.04%
Col VP Inc Opp, Cl 2
2023	2,124	$1.07	to	$1.10	$3,757	4.88%	0.65%	to	1.85%	10.64%		to	9.32%
2022	2,388	$0.97	to	$1.00	$3,827	5.25%	0.65%	to	1.85%	(2.41	%)(7)	to	(11.87%)
2021	2,232	$1.85	to	$1.14	$4,027	8.73%	0.85%	to	1.85%	3.26%		to	2.23%
2020	2,194	$1.79	to	$1.11	$3,841	4.54%	0.85%	to	1.85%	4.78%		to	3.74%
2019	1,859	$1.71	to	$1.07	$3,112	4.58%	0.85%	to	1.85%	15.14%		to	13.99%
Col VP Inc Opp, Cl 3
2023	1,788	$2.60	to	$2.12	$4,263	5.05%	0.55%	to	1.45%	10.90%		to	9.91%
2022	1,954	$2.35	to	$1.93	$4,216	5.12%	0.55%	to	1.45%	(10.70%)		to	(11.50%)
2021	2,341	$2.63	to	$2.18	$5,690	8.96%	0.55%	to	1.45%	3.90%		to	2.97%
2020	2,515	$2.53	to	$2.12	$5,912	4.61%	0.55%	to	1.45%	5.16%		to	4.21%
2019	2,924	$2.41	to	$2.03	$6,556	4.91%	0.55%	to	1.45%	15.59%		to	14.56%
Col VP Inter Bond, Cl 2
2023	5,020	$0.98	to	$0.97	$6,041	2.07%	0.65%	to	1.85%	5.40%		to	4.14%
2022	4,303	$0.93	to	$0.93	$4,934	3.05%	0.65%	to	1.85%	(6.86	%)(7)	to	(18.74%)
2021	3,643	$1.44	to	$1.14	$5,103	3.14%	0.85%	to	1.85%	(1.43%)		to	(2.41%)
2020	3,336	$1.46	to	$1.17	$4,747	2.51%	0.85%	to	1.85%	11.33%		to	10.21%
2019	2,357	$1.31	to	$1.06	$3,013	3.04%	0.85%	to	1.85%	8.10%		to	7.03%
Col VP Inter Bond, Cl 3
2023	6,273	$1.63	to	$1.36	$10,924	2.21%	0.55%	to	1.45%	5.61%		to	4.67%
2022	6,883	$1.54	to	$1.30	$11,425	3.05%	0.55%	to	1.45%	(17.62%)		to	(18.36%)
2021	7,537	$1.87	to	$1.60	$15,328	3.16%	0.55%	to	1.45%	(0.90%)		to	(1.79%)
2020	8,248	$1.89	to	$1.63	$17,001	2.76%	0.55%	to	1.45%	11.83%		to	10.83%
2019	8,839	$1.69	to	$1.47	$16,357	3.11%	0.55%	to	1.45%	8.52%		to	7.55%
Col VP Lg Cap Gro, Cl 2
2023	1,465	$1.22	to	$3.42	$7,518	—	0.65%	to	1.85%	41.85%		to	40.16%
2022	1,247	$0.86	to	$2.44	$4,852	—	0.65%	to	1.85%	(15.22	%)(7)	to	(32.79%)
2021	882	$5.96	to	$3.63	$5,119	—	0.85%	to	1.85%	27.27%		to	26.00%
2020	791	$4.68	to	$2.88	$3,620	—	0.85%	to	1.85%	33.27%		to	31.95%
2019	620	$3.51	to	$2.19	$2,139	—	0.85%	to	1.85%	34.39%		to	33.05%
Col VP Lg Cap Gro, Cl 3
2023	1,468	$5.57	to	$4.47	$4,310	—	0.55%	to	1.45%	42.17%		to	40.90%
2022	1,633	$3.92	to	$3.17	$3,360	—	0.55%	to	1.45%	(31.82%)		to	(32.43%)
2021	1,775	$5.75	to	$4.69	$5,240	—	0.55%	to	1.45%	27.83%		to	26.69%
2020	2,057	$4.50	to	$3.70	$4,787	—	0.55%	to	1.45%	33.83%		to	32.63%
2019	2,380	$3.36	to	$2.79	$4,150	—	0.55%	to	1.45%	35.01%		to	33.80%
Col VP Lg Cap Index, Cl 2
2023	17,794	$1.16	to	$1.13	$20,353	—	0.65%	to	1.55%	24.84%		to	23.73%
2022	10,988	$0.93	to	$0.91	$10,096	—	0.65%	to	1.55%	(7.22	%)(7)	to	(19.79%)
2021	3,471	$1.14	to	$1.14	$3,954	—	0.95%	to	1.55%	13.67	%(6)	to	13.22	%(6)

134	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Lg Cap Index, Cl 3
2023	18,551	$4.90	to	$2.88	$73,880	—	0.55%	to	1.85%	25.13%		to	23.52%
2022	17,222	$3.91	to	$2.33	$55,435	—	0.55%	to	1.85%	(18.89%)		to	(19.94%)
2021	16,719	$4.82	to	$2.92	$66,822	—	0.55%	to	1.85%	27.51%		to	25.87%
2020	18,223	$3.78	to	$2.32	$57,310	—	0.55%	to	1.85%	17.26%		to	15.74%
2019	16,113	$3.23	to	$2.00	$43,550	—	0.55%	to	1.85%	30.23%		to	28.55%
Col VP Limited Duration Cr, Cl 2
2023	3,415	$1.06	to	$0.97	$3,847	3.11%	0.55%	to	1.85%	6.07%		to	4.71%
2022	3,776	$1.00	to	$0.93	$4,030	0.54%	0.55%	to	1.85%	(6.87%)		to	(8.07%)
2021	3,318	$1.07	to	$1.01	$3,808	1.42%	0.55%	to	1.85%	(1.38%)		to	(2.67%)
2020	3,033	$1.09	to	$1.04	$3,537	2.58%	0.55%	to	1.85%	4.99%		to	3.63%
2019	2,588	$1.04	to	$1.00	$2,915	2.18%	0.55%	to	1.85%	6.88%		to	5.49%
Col VP Long Govt/Cr Bond, Cl 2
2023	1,359	$1.07	to	$0.93	$1,388	3.07%	0.55%	to	1.85%	6.09%		to	4.72%
2022	1,252	$1.01	to	$0.89	$1,212	2.25%	0.55%	to	1.85%	(28.09%)		to	(29.02%)
2021	963	$1.40	to	$1.25	$1,297	1.80%	0.55%	to	1.85%	(3.99%)		to	(5.24%)
2020	1,060	$1.46	to	$1.32	$1,496	2.75%	0.55%	to	1.85%	16.43%		to	14.92%
2019	620	$1.25	to	$1.15	$754	2.89%	0.55%	to	1.85%	18.76%		to	17.24%
Col VP Overseas Core, Cl 2
2023	603	$1.11	to	$1.31	$1,092	1.58%	0.65%	to	1.85%	14.58%		to	13.21%
2022	539	$0.97	to	$1.16	$855	0.73%	0.65%	to	1.85%	(2.28	%)(7)	to	(16.46%)
2021	524	$1.94	to	$1.38	$986	1.16%	0.85%	to	1.85%	8.81%		to	7.74%
2020	326	$1.78	to	$1.28	$566	1.44%	0.85%	to	1.85%	7.90%		to	6.83%
2019	331	$1.65	to	$1.20	$532	1.85%	0.85%	to	1.85%	24.09%		to	22.85%
Col VP Overseas Core, Cl 3
2023	1,571	$2.34	to	$1.58	$2,950	1.82%	0.55%	to	1.45%	14.84%		to	13.81%
2022	1,717	$2.04	to	$1.38	$2,834	0.81%	0.55%	to	1.45%	(15.27%)		to	(16.03%)
2021	1,872	$2.40	to	$1.65	$3,685	1.18%	0.55%	to	1.45%	9.28%		to	8.30%
2020	2,054	$2.20	to	$1.52	$3,706	1.56%	0.55%	to	1.45%	8.33%		to	7.35%
2019	2,393	$2.03	to	$1.42	$3,984	1.97%	0.55%	to	1.45%	24.63%		to	23.52%
Col VP Select Lg Cap Eq, Cl 2
2023	196	$1.17	to	$1.16	$228	—	0.65%	to	1.55%	26.94%		to	25.81%
2022	—	$0.92	to	$0.92	$0	—	0.65%	to	1.55%	(8.22	%)(7)	to	(8.76	%)(7)
Col VP Select Lg Cap Val, Cl 2
2023	1,239	$1.05	to	$2.33	$3,905	—	0.65%	to	1.85%	4.43%		to	3.19%
2022	1,095	$1.01	to	$2.26	$3,535	—	0.65%	to	1.85%	0.22	%(7)	to	(3.85%)
2021	536	$3.98	to	$2.35	$2,062	—	0.85%	to	1.85%	24.91%		to	23.67%
2020	470	$3.18	to	$1.90	$1,451	—	0.85%	to	1.85%	5.90%		to	4.85%
2019	252	$3.01	to	$1.81	$740	—	0.85%	to	1.85%	25.36%		to	24.11%
Col VP Select Lg Cap Val, Cl 3
2023	224	$4.03	to	$3.14	$793	—	0.55%	to	1.45%	4.65%		to	3.72%
2022	293	$3.85	to	$3.02	$998	—	0.55%	to	1.45%	(2.49%)		to	(3.36%)
2021	271	$3.94	to	$3.13	$953	—	0.55%	to	1.45%	25.46%		to	24.33%
2020	273	$3.14	to	$2.52	$770	—	0.55%	to	1.45%	6.37%		to	5.41%
2019	329	$2.96	to	$2.39	$877	—	0.55%	to	1.45%	25.85%		to	24.72%
Col VP Select Mid Cap Gro, Cl 2
2023	731	$1.16	to	$2.41	$2,409	—	0.65%	to	1.85%	24.12%		to	22.64%
2022	596	$0.94	to	$1.97	$1,582	—	0.65%	to	1.85%	(7.66	%)(7)	to	(32.28%)
2021	448	$4.06	to	$2.90	$1,755	—	0.85%	to	1.85%	15.29%		to	14.14%
2020	316	$3.52	to	$2.54	$1,074	—	0.85%	to	1.85%	33.94%		to	32.61%
2019	274	$2.63	to	$1.92	$700	—	0.85%	to	1.85%	33.69%		to	32.36%
Col VP Select Mid Cap Gro, Cl 3
2023	974	$4.10	to	$3.50	$3,329	—	0.55%	to	1.45%	24.40%		to	23.29%
2022	1,107	$3.30	to	$2.84	$3,056	—	0.55%	to	1.45%	(31.30%)		to	(31.91%)
2021	1,182	$4.80	to	$4.17	$4,791	—	0.55%	to	1.45%	15.77%		to	14.73%
2020	1,254	$4.14	to	$3.63	$4,394	—	0.55%	to	1.45%	34.49%		to	33.29%
2019	1,428	$3.08	to	$2.72	$3,740	—	0.55%	to	1.45%	34.28%		to	33.08%

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	135

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Select Mid Cap Val, Cl 2
2023	793	$1.08	to	$2.19	$2,768	—	0.65%	to	1.85%	9.34%		to	8.04%
2022	566	$0.98	to	$2.03	$1,847	—	0.65%	to	1.85%	(2.12	%)(7)	to	(11.32%)
2021	435	$3.78	to	$2.29	$1,585	—	0.85%	to	1.85%	30.86%		to	29.56%
2020	463	$2.89	to	$1.77	$1,294	—	0.85%	to	1.85%	6.34%		to	5.29%
2019	328	$2.71	to	$1.68	$868	—	0.85%	to	1.85%	30.14%		to	28.84%
Col VP Select Mid Cap Val, Cl 3
2023	460	$3.85	to	$3.03	$1,706	—	0.55%	to	1.45%	9.58%		to	8.60%
2022	514	$3.51	to	$2.79	$1,743	—	0.55%	to	1.45%	(10.06%)		to	(10.86%)
2021	568	$3.91	to	$3.13	$2,159	—	0.55%	to	1.45%	31.41%		to	30.23%
2020	635	$2.97	to	$2.40	$1,851	—	0.55%	to	1.45%	6.82%		to	5.86%
2019	731	$2.78	to	$2.27	$2,010	—	0.55%	to	1.45%	30.70%		to	29.53%
Col VP Select Sm Cap Val, Cl 2
2023	511	$1.08	to	$1.96	$1,392	—	0.65%	to	1.85%	12.12%		to	10.78%
2022	454	$0.96	to	$1.77	$1,104	—	0.65%	to	1.85%	(4.31	%)(7)	to	(16.48%)
2021	302	$3.51	to	$2.11	$1,024	—	0.85%	to	1.85%	29.51%		to	28.22%
2020	255	$2.71	to	$1.65	$670	—	0.85%	to	1.85%	8.00%		to	6.92%
2019	194	$2.51	to	$1.54	$477	—	0.85%	to	1.85%	16.45%		to	15.29%
Col VP Select Sm Cap Val, Cl 3
2023	379	$3.38	to	$2.74	$1,419	—	0.55%	to	1.45%	12.36%		to	11.35%
2022	423	$3.00	to	$2.46	$1,415	—	0.55%	to	1.45%	(15.29%)		to	(16.04%)
2021	394	$3.55	to	$2.93	$1,586	—	0.55%	to	1.45%	30.08%		to	28.92%
2020	413	$2.73	to	$2.27	$1,304	—	0.55%	to	1.45%	8.46%		to	7.48%
2019	494	$2.51	to	$2.11	$1,435	—	0.55%	to	1.45%	16.94%		to	15.89%
Col VP Sel Gbl Tech, Cl 2
2023	436	$1.23	to	$1.22	$537	—	0.65%	to	1.55%	43.94%		to	42.65%
2022	97	$0.86	to	$0.85	$84	—	0.65%	to	1.55%	(15.93	%)(7)	to	(16.44	%)(7)
Col VP Sm Cap Val, Cl 2
2023	24	$1.20	to	$1.18	$30	0.43%	0.65%	to	1.55%	20.87%		to	19.80%
2022	13	$0.99	to	$0.98	$14	0.22%	0.65%	to	1.55%	(1.99	%)(7)	to	(2.56	%)(7)
Col VP Strategic Inc, Cl 2
2023	3,224	$1.03	to	$1.08	$4,012	3.45%	0.65%	to	1.85%	8.49%		to	7.21%
2022	2,554	$0.95	to	$1.01	$2,951	2.70%	0.65%	to	1.85%	(4.13	%)(7)	to	(13.14%)
2021	2,835	$1.36	to	$1.16	$3,732	5.23%	0.85%	to	1.85%	0.77%		to	(0.24%)
2020	2,515	$1.35	to	$1.17	$3,290	3.41%	0.85%	to	1.85%	5.72%		to	4.67%
2019	2,336	$1.27	to	$1.11	$2,901	3.57%	0.85%	to	1.85%	9.29%		to	8.19%
Col VP US Govt Mtge, Cl 2
2023	1,365	$0.98	to	$0.92	$1,370	2.65%	0.65%	to	1.85%	4.75%		to	3.49%
2022	1,570	$0.94	to	$0.89	$1,507	1.97%	0.65%	to	1.85%	(5.83	%)(7)	to	(15.89%)
2021	1,225	$1.16	to	$1.05	$1,383	1.72%	0.85%	to	1.85%	(2.04%)		to	(3.01%)
2020	820	$1.19	to	$1.09	$947	2.37%	0.85%	to	1.85%	3.96%		to	2.92%
2019	865	$1.14	to	$1.06	$962	2.52%	0.85%	to	1.85%	5.60%		to	4.54%
Col VP US Govt Mtge, Cl 3
2023	1,701	$1.24	to	$1.03	$2,161	2.66%	0.55%	to	1.45%	4.97%		to	4.04%
2022	1,783	$1.18	to	$0.99	$2,168	1.98%	0.55%	to	1.45%	(14.73%)		to	(15.50%)
2021	2,335	$1.39	to	$1.18	$3,302	1.94%	0.55%	to	1.45%	(1.61%)		to	(2.49%)
2020	2,429	$1.41	to	$1.21	$3,510	2.53%	0.55%	to	1.45%	4.38%		to	3.44%
2019	2,325	$1.35	to	$1.17	$3,277	2.62%	0.55%	to	1.45%	6.03%		to	5.08%
CS Commodity Return, Cl 1
2023	709	$0.65	to	$0.57	$440	21.49%	0.55%	to	1.45%	(9.61%)		to	(10.42%)
2022	825	$0.72	to	$0.64	$568	17.10%	0.55%	to	1.45%	15.39%		to	14.36%
2021	1,134	$0.63	to	$0.56	$679	4.78%	0.55%	to	1.45%	27.20%		to	26.06%
2020	1,174	$0.49	to	$0.44	$554	5.75%	0.55%	to	1.45%	(2.02%)		to	(2.90%)
2019	1,265	$0.50	to	$0.45	$611	0.87%	0.55%	to	1.45%	6.11%		to	5.16%

136	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CTIVP AC Div Bond, Cl 2
2023	1,400	$0.98	to	$0.95	$1,581	3.15%	0.65%	to	1.85%	4.65%		to	3.39%
2022	1,315	$0.93	to	$0.91	$1,424	3.07%	0.65%	to	1.85%	(6.27	%)(7)	to	(17.06%)
2021	881	$1.34	to	$1.10	$1,141	2.07%	0.85%	to	1.85%	(0.56%)		to	(1.54%)
2020	781	$1.34	to	$1.12	$1,015	1.58%	0.85%	to	1.85%	7.32%		to	6.26%
2019	907	$1.25	to	$1.05	$1,107	5.38%	0.85%	to	1.85%	8.47%		to	7.40%
CTIVP BR Gl Infl Prot Sec, Cl 2
2023	1,196	$0.90	to	$0.93	$1,431	8.54%	0.65%	to	1.85%	3.22%		to	2.00%
2022	1,379	$0.87	to	$0.91	$1,603	4.58%	0.65%	to	1.85%	(11.71	%)(7)	to	(19.20%)
2021	1,487	$1.46	to	$1.13	$2,131	0.57%	0.85%	to	1.85%	3.55%		to	2.51%
2020	1,166	$1.41	to	$1.10	$1,617	0.45%	0.85%	to	1.85%	8.05%		to	6.97%
2019	1,165	$1.31	to	$1.03	$1,498	3.11%	0.85%	to	1.85%	6.72%		to	5.66%
CTIVP BR Gl Infl Prot Sec, Cl 3
2023	1,665	$1.57	to	$1.30	$2,413	8.88%	0.55%	to	1.45%	3.39%		to	2.46%
2022	1,876	$1.52	to	$1.27	$2,643	4.35%	0.55%	to	1.45%	(18.03%)		to	(18.77%)
2021	2,286	$1.85	to	$1.56	$3,947	0.68%	0.55%	to	1.45%	3.90%		to	2.97%
2020	2,491	$1.78	to	$1.52	$4,160	0.56%	0.55%	to	1.45%	8.52%		to	7.54%
2019	2,809	$1.64	to	$1.41	$4,337	3.16%	0.55%	to	1.45%	7.22%		to	6.26%
CTIVP CenterSquare Real Est, Cl 2
2023	525	$0.92	to	$1.30	$1,132	1.84%	0.65%	to	1.85%	12.82%		to	11.49%
2022	500	$0.81	to	$1.17	$959	1.33%	0.65%	to	1.85%	(16.56	%)(7)	to	(25.71%)
2021	473	$2.62	to	$1.57	$1,211	1.13%	0.85%	to	1.85%	40.01%		to	38.62%
2020	457	$1.87	to	$1.13	$837	4.22%	0.85%	to	1.85%	(5.99%)		to	(6.93%)
2019	476	$1.99	to	$1.22	$925	1.67%	0.85%	to	1.85%	25.09%		to	23.85%
CTIVP MFS Val, Cl 2
2023	1,408	$1.10	to	$2.15	$4,912	—	0.65%	to	1.85%	7.08%		to	5.80%
2022	1,395	$1.02	to	$2.03	$4,539	—	0.65%	to	1.85%	2.42	%(7)	to	(8.07%)
2021	1,250	$3.61	to	$2.21	$4,386	—	0.85%	to	1.85%	24.05%		to	22.82%
2020	1,210	$2.91	to	$1.80	$3,423	—	0.85%	to	1.85%	2.46%		to	1.44%
2019	1,322	$2.84	to	$1.77	$3,650	—	0.85%	to	1.85%	28.42%		to	27.14%
CTIVP MS Adv, Cl 2
2023	315	$1.11	to	$2.54	$1,263	—	0.65%	to	1.85%	29.77%		to	28.23%
2022	335	$0.86	to	$1.98	$1,037	—	0.65%	to	1.85%	(15.25	%)(7)	to	(42.29%)
2021	343	$5.46	to	$3.43	$1,823	—	0.85%	to	1.85%	(5.16%)		to	(6.10%)
2020	226	$5.76	to	$3.66	$1,270	—	0.85%	to	1.85%	74.01%		to	72.28%
2019	158	$3.31	to	$2.12	$511	—	0.85%	to	1.85%	25.78%		to	24.53%
CTIVP Prin Blue Chip Gro, Cl 1
2023	1,973	$2.74	to	$2.56	$5,253	—	0.55%	to	1.45%	38.77%		to	37.54%
2022	2,407	$1.98	to	$1.86	$4,639	—	0.55%	to	1.45%	(28.40%)		to	(29.04%)
2021	2,585	$2.76	to	$2.62	$6,985	—	0.55%	to	1.45%	17.92%		to	16.87%
2020	2,909	$2.34	to	$2.24	$6,691	—	0.55%	to	1.45%	31.21%		to	30.04%
2019	3,697	$1.78	to	$1.73	$6,507	—	0.55%	to	1.45%	31.03%		to	29.86%
CTIVP Prin Blue Chip Gro, Cl 2
2023	593	$1.25	to	$3.36	$2,612	—	0.65%	to	1.85%	38.31%		to	36.66%
2022	435	$0.91	to	$2.46	$1,633	—	0.65%	to	1.85%	(10.61	%)(7)	to	(29.50%)
2021	592	$5.56	to	$3.48	$3,181	—	0.85%	to	1.85%	17.28%		to	16.11%
2020	457	$4.74	to	$3.00	$2,104	—	0.85%	to	1.85%	30.49%		to	29.20%
2019	412	$3.64	to	$2.32	$1,448	—	0.85%	to	1.85%	30.32%		to	29.02%
CTIVP T Rowe Price LgCap Val, Cl 2
2023	1,352	$1.07	to	$1.91	$4,163	—	0.65%	to	1.85%	8.58%		to	7.28%
2022	1,323	$0.99	to	$1.78	$3,769	—	0.65%	to	1.85%	(1.19	%)(7)	to	(6.90%)
2021	1,128	$3.12	to	$1.91	$3,412	—	0.85%	to	1.85%	23.92%		to	22.69%
2020	1,081	$2.51	to	$1.56	$2,645	—	0.85%	to	1.85%	1.56%		to	0.55%
2019	933	$2.48	to	$1.55	$2,245	—	0.85%	to	1.85%	25.16%		to	23.91%

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	137

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CTIVP TCW Core Plus Bond, Cl 2
2023	2,117	$0.99	to	$0.93	$2,225	2.27%	0.65%	to	1.85%	4.86%		to	3.62%
2022	1,894	$0.94	to	$0.90	$1,900	0.86%	0.65%	to	1.85%	(4.99	%)(7)	to	(15.88%)
2021	849	$1.23	to	$1.07	$1,023	1.13%	0.85%	to	1.85%	(2.24%)		to	(3.21%)
2020	966	$1.26	to	$1.10	$1,187	2.28%	0.85%	to	1.85%	7.75%		to	6.68%
2019	583	$1.17	to	$1.03	$665	2.69%	0.85%	to	1.85%	7.66%		to	6.59%
CTIVP Vty Sycamore Estb Val, Cl 2
2023	1,475	$1.08	to	$2.65	$6,129	—	0.65%	to	1.85%	8.97%		to	7.67%
2022	1,319	$1.00	to	$2.46	$5,140	—	0.65%	to	1.85%	(0.16	%)(7)	to	(4.78%)
2021	1,153	$4.22	to	$2.59	$4,730	—	0.85%	to	1.85%	30.44%		to	29.14%
2020	1,093	$3.23	to	$2.00	$3,450	—	0.85%	to	1.85%	6.89%		to	5.83%
2019	1,136	$3.02	to	$1.89	$3,357	—	0.85%	to	1.85%	26.77%		to	25.51%
CTIVP Vty Sycamore Estb Val, Cl 3
2023	235	$4.97	to	$3.98	$1,055	—	0.55%	to	1.45%	9.21%		to	8.23%
2022	250	$4.55	to	$3.68	$1,036	—	0.55%	to	1.45%	(3.42%)		to	(4.28%)
2021	299	$4.71	to	$3.84	$1,289	—	0.55%	to	1.45%	31.02%		to	29.85%
2020	284	$3.60	to	$2.96	$940	—	0.55%	to	1.45%	7.31%		to	6.35%
2019	296	$3.35	to	$2.78	$919	—	0.55%	to	1.45%	27.31%		to	26.17%
CTIVP Westfield Mid Cap Gro, Cl 2
2023	323	$1.11	to	$2.43	$1,272	—	0.65%	to	1.85%	24.37%		to	22.89%
2022	323	$0.89	to	$1.98	$1,028	—	0.65%	to	1.85%	(11.33	%)(7)	to	(27.15%)
2021	328	$4.45	to	$2.72	$1,421	—	0.85%	to	1.85%	15.43%		to	14.28%
2020	351	$3.85	to	$2.38	$1,320	—	0.85%	to	1.85%	26.11%		to	24.85%
2019	347	$3.06	to	$1.90	$1,039	—	0.85%	to	1.85%	40.60%		to	39.20%
Del Ivy VIP Asset Strategy, Cl II
2023	375	$1.61	to	$1.40	$574	2.10%	0.55%	to	1.85%	13.32%		to	11.85%
2022	403	$1.42	to	$1.25	$546	1.53%	0.55%	to	1.85%	(15.20%)		to	(16.31%)
2021	454	$1.67	to	$1.49	$729	1.51%	0.55%	to	1.85%	9.83%		to	8.41%
2020	493	$1.52	to	$1.38	$724	2.06%	0.55%	to	1.85%	13.25%		to	11.78%
2019	475	$1.34	to	$1.23	$619	2.20%	0.55%	to	1.85%	21.11%		to	19.54%
Del VIP for Inc, Serv Cl
2023	89	$1.07	to	$1.06	$96	3.82%	0.65%	to	1.55%	12.12%		to	11.12%
2022	41	$0.96	to	$0.95	$41	—	0.65%	to	1.55%	(3.70	%)(7)	to	(4.27	%)(7)
Del VIP Intl, Serv Cl
2023	64	$1.03	to	$1.02	$66	0.16%	0.65%	to	1.55%	12.54%		to	11.54%
2022	—	$0.92	to	$0.91	$1	—	0.65%	to	1.55%	(7.86	%)(7)	to	(8.41	%)(7)
DWS Alt Asset Alloc VIP, Cl B
2023	724	$1.23	to	$1.03	$838	6.43%	0.55%	to	1.85%	5.09%		to	3.74%
2022	760	$1.17	to	$0.99	$841	6.90%	0.55%	to	1.85%	(8.25%)		to	(9.43%)
2021	764	$1.28	to	$1.09	$927	1.69%	0.55%	to	1.85%	11.73%		to	10.29%
2020	651	$1.14	to	$0.99	$711	2.33%	0.55%	to	1.85%	4.75%		to	3.39%
2019	541	$1.09	to	$0.96	$568	3.66%	0.55%	to	1.85%	13.72%		to	12.26%
EV VT Floating-Rate Inc, Init Cl
2023	3,253	$1.72	to	$1.06	$5,119	8.21%	0.55%	to	1.55%	10.60%		to	9.51%
2022	2,941	$1.55	to	$0.97	$4,258	4.71%	0.55%	to	1.55%	(3.27%)		to	(2.68	%)(7)
2021	2,539	$1.61	to	$1.39	$3,827	2.90%	0.55%	to	1.45%	3.04%		to	2.13%
2020	2,829	$1.56	to	$1.36	$4,160	3.33%	0.55%	to	1.45%	1.44%		to	0.53%
2019	3,802	$1.54	to	$1.35	$5,531	4.32%	0.55%	to	1.45%	6.49%		to	5.54%
Fid VIP Contrafund, Serv Cl 2
2023	10,252	$4.34	to	$2.86	$42,054	0.26%	0.55%	to	1.85%	32.39%		to	30.68%
2022	10,551	$3.28	to	$2.19	$33,166	0.27%	0.55%	to	1.85%	(26.89%)		to	(27.83%)
2021	10,591	$4.48	to	$3.04	$45,830	0.03%	0.55%	to	1.85%	26.81%		to	25.17%
2020	10,296	$3.53	to	$2.43	$35,394	0.08%	0.55%	to	1.85%	29.52%		to	27.84%
2019	11,232	$2.73	to	$1.90	$30,062	0.22%	0.55%	to	1.85%	30.56%		to	28.87%

138	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Fid VIP Emer Mkts, Serv Cl 2
2023	44	$1.04	to	$1.03	$46	2.43%	0.65%	to	1.55%	8.77%		to	7.81%
2022	22	$0.96	to	$0.95	$22	9.31%	0.65%	to	1.55%	(4.74	%)(7)	to	(5.30	%)(7)
Fid VIP Energy, Serv Cl 2
2023	366	$1.17	to	$1.15	$426	3.39%	0.65%	to	1.55%	0.05%		to	(0.84%)
2022	98	$1.16	to	$1.16	$115	5.60%	0.65%	to	1.55%	15.45	%(7)	to	14.76	%(7)
Fid VIP Gro & Inc, Serv Cl
2023	219	$3.87	to	$3.70	$827	1.49%	0.75%	to	0.95%	17.69%		to	17.46%
2022	242	$3.29	to	$3.15	$779	1.35%	0.75%	to	0.95%	(5.73%)		to	(5.92%)
2021	366	$3.49	to	$3.35	$1,251	2.30%	0.75%	to	0.95%	24.82%		to	24.58%
2020	409	$2.80	to	$2.69	$1,118	2.04%	0.75%	to	0.95%	6.93%		to	6.72%
2019	440	$2.62	to	$2.52	$1,129	3.49%	0.75%	to	0.95%	28.97%		to	28.71%
Fid VIP Gro & Inc, Serv Cl 2
2023	2,173	$4.31	to	$1.16	$7,646	1.55%	0.55%	to	1.55%	17.72%		to	16.55%
2022	1,797	$3.66	to	$1.00	$6,432	1.48%	0.55%	to	1.55%	(5.69%)		to	(0.41	%)(7)
2021	1,787	$3.88	to	$4.23	$7,249	2.14%	0.55%	to	1.20%	24.95%		to	24.14%
2020	2,106	$3.11	to	$3.41	$6,739	1.90%	0.55%	to	1.20%	7.00%		to	6.31%
2019	2,387	$2.90	to	$3.21	$7,163	3.46%	0.55%	to	1.20%	28.97%		to	28.13%
Fid VIP Gro Opp, Serv Cl 2
2023	551	$1.22	to	$1.20	$668	—	0.65%	to	1.55%	44.36%		to	43.08%
2022	34	$0.84	to	$0.84	$31	—	0.65%	to	1.55%	(17.23	%)(7)	to	(17.72	%)(7)
Fid VIP Intl Cap Appr, Serv Cl 2
2023	162	$1.17	to	$1.15	$190	0.27%	0.65%	to	1.55%	26.37%		to	25.22%
2022	41	$0.93	to	$0.92	$39	0.31%	0.65%	to	1.55%	(6.69	%)(7)	to	(7.24	%)(7)
Fid VIP Invest Gr, Serv Cl 2
2023	1,339	$1.00	to	$0.99	$1,335	5.07%	0.65%	to	1.55%	5.32%		to	4.38%
2022	127	$0.95	to	$0.95	$122	14.53%	0.65%	to	1.55%	(4.15	%)(7)	to	(4.73	%)(7)
Fid VIP Mid Cap, Serv Cl
2023	262	$6.39	to	$6.10	$1,625	0.52%	0.75%	to	0.95%	14.15%		to	13.92%
2022	268	$5.59	to	$5.35	$1,465	0.38%	0.75%	to	0.95%	(15.49%)		to	(15.66%)
2021	343	$6.62	to	$6.35	$2,210	0.51%	0.75%	to	0.95%	24.57%		to	24.32%
2020	367	$5.31	to	$5.10	$1,904	0.56%	0.75%	to	0.95%	17.16%		to	16.92%
2019	397	$4.54	to	$4.37	$1,760	0.78%	0.75%	to	0.95%	22.43%		to	22.18%
Fid VIP Mid Cap, Serv Cl 2
2023	4,901	$4.66	to	$2.16	$24,436	0.39%	0.55%	to	1.85%	14.17%		to	12.70%
2022	4,950	$4.09	to	$1.91	$21,981	0.27%	0.55%	to	1.85%	(15.43%)		to	(16.52%)
2021	5,326	$4.83	to	$2.29	$27,803	0.36%	0.55%	to	1.85%	24.62%		to	23.01%
2020	5,568	$3.88	to	$1.86	$23,375	0.40%	0.55%	to	1.85%	17.22%		to	15.70%
2019	6,668	$3.31	to	$1.61	$23,460	0.68%	0.55%	to	1.85%	22.50%		to	20.91%
Fid VIP Overseas, Serv Cl
2023	100	$2.16	to	$2.06	$209	0.96%	0.75%	to	0.95%	19.51%		to	19.27%
2022	105	$1.80	to	$1.73	$185	0.95%	0.75%	to	0.95%	(25.15%)		to	(25.30%)
2021	112	$2.41	to	$2.31	$264	0.44%	0.75%	to	0.95%	18.68%		to	18.44%
2020	117	$2.03	to	$1.95	$233	0.35%	0.75%	to	0.95%	14.63%		to	14.40%
2019	148	$1.77	to	$1.71	$258	1.65%	0.75%	to	0.95%	26.72%		to	26.47%
Fid VIP Overseas, Serv Cl 2
2023	932	$2.53	to	$1.73	$2,333	0.80%	0.55%	to	1.45%	19.56%		to	18.50%
2022	1,036	$2.11	to	$1.46	$2,147	0.82%	0.55%	to	1.45%	(25.10%)		to	(25.76%)
2021	1,117	$2.82	to	$1.97	$3,108	0.32%	0.55%	to	1.45%	18.73%		to	17.67%
2020	1,200	$2.38	to	$1.67	$2,805	0.22%	0.55%	to	1.45%	14.70%		to	13.67%
2019	1,328	$2.07	to	$1.47	$2,697	1.49%	0.55%	to	1.45%	26.80%		to	25.66%

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	139

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Fid VIP Strategic Inc, Serv Cl 2
2023	7,687	$1.27	to	$1.10	$9,250	4.36%	0.55%	to	1.85%	8.58%		to	7.18%
2022	7,925	$1.17	to	$1.03	$8,816	3.68%	0.55%	to	1.85%	(12.01%)		to	(13.14%)
2021	7,071	$1.33	to	$1.18	$8,973	2.59%	0.55%	to	1.85%	2.96%		to	1.61%
2020	6,614	$1.29	to	$1.16	$8,189	3.30%	0.55%	to	1.85%	6.57%		to	5.20%
2019	5,771	$1.21	to	$1.11	$6,728	4.23%	0.55%	to	1.85%	10.06%		to	8.63%
Frank Global Real Est, Cl 2
2023	898	$1.51	to	$1.12	$2,067	2.91%	0.55%	to	1.45%	10.82%		to	9.83%
2022	974	$1.37	to	$1.02	$2,015	2.41%	0.55%	to	1.45%	(26.47%)		to	(27.12%)
2021	1,007	$1.86	to	$1.39	$2,827	0.90%	0.55%	to	1.45%	26.09%		to	24.97%
2020	1,214	$1.47	to	$1.12	$2,685	3.31%	0.55%	to	1.45%	(5.91%)		to	(6.75%)
2019	1,603	$1.57	to	$1.20	$3,590	2.65%	0.55%	to	1.45%	21.70%		to	20.61%
Frank Inc, Cl 2
2023	2,931	$1.66	to	$1.44	$4,574	4.97%	0.55%	to	1.85%	8.04%		to	6.64%
2022	2,971	$1.53	to	$1.35	$4,308	4.79%	0.55%	to	1.85%	(5.98%)		to	(7.20%)
2021	2,734	$1.63	to	$1.46	$4,247	4.66%	0.55%	to	1.85%	16.11%		to	14.61%
2020	2,552	$1.40	to	$1.27	$3,435	5.80%	0.55%	to	1.85%	0.14%		to	(1.15%)
2019	2,354	$1.40	to	$1.29	$3,182	5.33%	0.55%	to	1.85%	15.43%		to	13.94%
Frank Inc, Cl 4
2023	689	$1.05	to	$1.03	$716	4.91%	0.65%	to	1.55%	7.84%		to	6.88%
2022	357	$0.97	to	$0.96	$346	6.45%	0.65%	to	1.55%	(3.02	%)(7)	to	(3.59	%)(7)
Frank Mutual Gbl Dis, Cl 4
2023	25	$1.18	to	$1.17	$31	2.04%	0.65%	to	1.55%	19.36%		to	18.29%
2022	10	$0.99	to	$0.99	$11	2.19%	0.65%	to	1.55%	(0.78	%)(7)	to	(1.37	%)(7)
Frank Mutual Shares, Cl 2
2023	3,048	$2.76	to	$1.61	$7,817	1.83%	0.55%	to	1.85%	12.84%		to	11.39%
2022	3,453	$2.44	to	$1.45	$7,818	1.80%	0.55%	to	1.85%	(7.94%)		to	(9.12%)
2021	4,052	$2.65	to	$1.59	$9,989	2.89%	0.55%	to	1.85%	18.51%		to	16.98%
2020	4,290	$2.24	to	$1.36	$8,929	2.79%	0.55%	to	1.85%	(5.56%)		to	(6.79%)
2019	4,468	$2.37	to	$1.46	$9,889	1.84%	0.55%	to	1.85%	21.90%		to	20.32%
Frank Sm Cap Val, Cl 2
2023	1,668	$3.95	to	$2.04	$7,579	0.52%	0.55%	to	1.85%	12.13%		to	10.69%
2022	1,756	$3.53	to	$1.84	$7,114	0.98%	0.55%	to	1.85%	(10.56%)		to	(11.71%)
2021	1,932	$3.94	to	$2.09	$8,656	1.00%	0.55%	to	1.85%	24.68%		to	23.07%
2020	2,156	$3.16	to	$1.70	$7,786	1.49%	0.55%	to	1.85%	4.61%		to	3.27%
2019	2,390	$3.02	to	$1.64	$8,214	1.05%	0.55%	to	1.85%	25.65%		to	24.04%
Frank Sm Cap Val, Cl 4
2023	370	$1.11	to	$1.09	$408	0.33%	0.65%	to	1.55%	11.95%		to	10.93%
2022	36	$0.99	to	$0.98	$37	0.11%	0.65%	to	1.55%	(1.65	%)(7)	to	(2.23	%)(7)
GS VIT Mid Cap Val, Inst
2023	944	$4.30	to	$5.61	$6,556	1.03%	0.55%	to	1.20%	10.81%		to	10.09%
2022	989	$3.88	to	$5.10	$6,211	0.68%	0.55%	to	1.20%	(10.48%)		to	(11.06%)
2021	1,084	$4.33	to	$5.73	$7,658	0.46%	0.55%	to	1.20%	30.23%		to	29.39%
2020	1,277	$3.33	to	$4.43	$6,943	0.64%	0.55%	to	1.20%	7.81%		to	7.11%
2019	1,393	$3.08	to	$4.14	$7,054	0.79%	0.55%	to	1.20%	30.81%		to	29.96%
GS VIT Multi-Strategy Alt, Advisor
2023	600	$1.04	to	$0.92	$595	6.48%	0.55%	to	1.85%	6.94%		to	5.57%
2022	614	$0.97	to	$0.87	$574	3.07%	0.55%	to	1.85%	(7.37%)		to	(8.54%)
2021	661	$1.05	to	$0.95	$669	1.64%	0.55%	to	1.85%	4.08%		to	2.74%
2020	532	$1.01	to	$0.93	$520	2.38%	0.55%	to	1.85%	6.00%		to	4.62%
2019	302	$0.95	to	$0.89	$282	2.90%	0.55%	to	1.85%	8.01%		to	6.62%
GS VIT Multi-Strategy Alt, Serv
2023	92	$1.03	to	$1.01	$95	13.84%	0.65%	to	1.55%	7.07%		to	6.12%
2022	14	$0.96	to	$0.96	$14	11.14%	0.65%	to	1.55%	(3.70	%)(7)	to	(4.27	%)(7)

140	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
GS VIT Sm Cap Eq Insights, Inst
2023	39	$4.36	to	$4.16	$164	1.04%	0.75%	to	0.95%	18.39%		to	18.15%
2022	41	$3.68	to	$3.52	$145	0.20%	0.75%	to	0.95%	(19.98%)		to	(20.14%)
2021	114	$4.61	to	$4.41	$508	0.48%	0.75%	to	0.95%	22.87%		to	22.62%
2020	112	$3.75	to	$3.60	$406	0.24%	0.75%	to	0.95%	7.77%		to	7.56%
2019	121	$3.48	to	$3.35	$408	0.50%	0.75%	to	0.95%	23.91%		to	23.66%
GS VIT Sm Cap Eq Insights, Serv
2023	106	$1.12	to	$1.11	$119	1.38%	0.65%	to	1.55%	18.18%		to	17.13%
2022	35	$0.95	to	$0.95	$35	0.31%	0.65%	to	1.55%	(5.77	%)(7)	to	(6.32	%)(7)
GS VIT U.S. Eq Insights, Inst
2023	967	$4.39	to	$3.47	$3,693	0.68%	0.55%	to	1.45%	23.13%		to	22.03%
2022	1,101	$3.57	to	$2.84	$3,399	0.78%	0.55%	to	1.45%	(20.18%)		to	(20.89%)
2021	1,236	$4.47	to	$3.59	$4,784	0.78%	0.55%	to	1.45%	28.70%		to	27.54%
2020	1,422	$3.47	to	$2.81	$4,305	0.83%	0.55%	to	1.45%	16.90%		to	15.86%
2019	1,650	$2.97	to	$2.43	$4,282	1.24%	0.55%	to	1.45%	24.52%		to	23.41%
Invesco VI Am Fran, Ser I
2023	67	$3.78	to	$3.70	$252	—	0.75%	to	0.95%	39.88%		to	39.60%
2022	116	$2.71	to	$2.65	$309	—	0.75%	to	0.95%	(31.63%)		to	(31.76%)
2021	120	$3.96	to	$3.88	$470	—	0.75%	to	0.95%	11.09%		to	10.87%
2020	121	$3.56	to	$3.50	$425	0.08%	0.75%	to	0.95%	41.29%		to	41.01%
2019	153	$2.52	to	$2.48	$382	—	0.75%	to	0.95%	35.73%		to	35.46%
Invesco VI Am Fran, Ser II
2023	512	$3.76	to	$3.39	$1,851	—	0.55%	to	1.45%	39.83%		to	38.58%
2022	566	$2.69	to	$2.44	$1,466	—	0.55%	to	1.45%	(31.67%)		to	(32.29%)
2021	616	$3.94	to	$3.61	$2,346	—	0.55%	to	1.45%	11.04%		to	10.04%
2020	695	$3.55	to	$3.28	$2,391	—	0.55%	to	1.45%	41.22%		to	39.95%
2019	903	$2.51	to	$2.34	$2,205	—	0.55%	to	1.45%	35.68%		to	34.46%
Invesco VI Bal Risk Alloc, Ser II
2023	1,041	$1.35	to	$1.18	$1,323	—	0.55%	to	1.85%	5.82%		to	4.45%
2022	986	$1.28	to	$1.13	$1,193	7.58%	0.55%	to	1.85%	(14.98%)		to	(16.08%)
2021	943	$1.50	to	$1.34	$1,352	3.01%	0.55%	to	1.85%	8.66%		to	7.26%
2020	950	$1.38	to	$1.25	$1,261	7.58%	0.55%	to	1.85%	9.39%		to	7.97%
2019	764	$1.27	to	$1.16	$937	—	0.55%	to	1.85%	14.25%		to	12.78%
Invesco VI Comstock, Ser II
2023	1,204	$3.79	to	$1.12	$4,182	1.57%	0.55%	to	1.55%	11.48%		to	10.37%
2022	1,337	$3.40	to	$1.01	$4,182	1.30%	0.55%	to	1.55%	0.29%		to	0.68	%(7)
2021	1,591	$3.39	to	$2.71	$5,001	1.56%	0.55%	to	1.45%	32.31%		to	31.13%
2020	1,919	$2.56	to	$2.06	$4,570	2.16%	0.55%	to	1.45%	(1.63%)		to	(2.51%)
2019	2,141	$2.60	to	$2.12	$5,189	1.70%	0.55%	to	1.45%	24.26%		to	23.14%
Invesco VI Core Eq, Ser I
2023	1,102	$4.90	to	$4.90	$5,425	0.74%	1.25%	to	1.25%	21.84%		to	21.84%
2022	1,202	$4.02	to	$4.02	$4,858	0.91%	1.25%	to	1.25%	(21.53%)		to	(21.53%)
2021	1,288	$5.13	to	$5.13	$6,637	0.66%	1.25%	to	1.25%	26.15%		to	26.15%
2020	1,403	$4.06	to	$4.06	$5,731	1.30%	1.25%	to	1.25%	12.44%		to	12.44%
2019	1,662	$3.61	to	$3.61	$6,038	0.94%	1.25%	to	1.25%	27.36%		to	27.36%
Invesco VI Core Plus Bond, Ser II
2023	427	$0.99	to	$0.98	$422	4.13%	0.65%	to	1.55%	5.16%		to	4.23%
2022	124	$0.95	to	$0.94	$118	0.98%	0.65%	to	1.55%	(4.93	%)(7)	to	(5.50	%)(7)
Invesco VI Dis Mid Cap Gro, Ser I
2023	495	$1.37	to	$1.35	$678	—	0.75%	to	1.20%	12.31%		to	11.81%
2022	499	$1.22	to	$1.21	$609	—	0.75%	to	1.20%	(31.50%)		to	(31.80%)
2021	565	$1.78	to	$1.77	$1,006	—	0.75%	to	1.20%	18.21%		to	17.68%
2020	582	$1.51	to	$1.50	$878	0.05%	0.75%	to	1.20%	50.82	%(5)	to	50.36	%(5)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	141

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Dis Mid Cap Gro, Ser II
2023	311	$1.37	to	$1.32	$419	—	0.55%	to	1.45%	12.23%		to	11.23%
2022	317	$1.22	to	$1.19	$383	—	0.55%	to	1.45%	(31.51%)		to	(32.12%)
2021	356	$1.78	to	$1.75	$631	—	0.55%	to	1.45%	18.14%		to	17.08%
2020	460	$1.51	to	$1.50	$692	—	0.55%	to	1.45%	50.65	%(5)	to	49.72	%(5)
Invesco VI Div Divd, Ser I
2023	263	$2.84	to	$2.61	$707	2.05%	0.55%	to	1.20%	8.45%		to	7.75%
2022	262	$2.62	to	$2.43	$652	1.81%	0.55%	to	1.20%	(2.22%)		to	(2.85%)
2021	293	$2.68	to	$2.50	$751	2.16%	0.55%	to	1.20%	18.24%		to	17.48%
2020	310	$2.26	to	$2.13	$676	2.99%	0.55%	to	1.20%	(0.41%)		to	(1.05%)
2019	353	$2.27	to	$2.15	$775	2.79%	0.55%	to	1.20%	24.40%		to	23.60%
Invesco VI Div Divd, Ser II
2023	109	$2.65	to	$2.45	$283	1.70%	0.85%	to	1.45%	7.85%		to	7.21%
2022	121	$2.45	to	$2.29	$294	1.32%	0.85%	to	1.45%	(2.75%)		to	(3.33%)
2021	184	$2.52	to	$2.37	$459	1.81%	0.85%	to	1.45%	17.59%		to	16.89%
2020	256	$2.15	to	$2.03	$546	2.59%	0.85%	to	1.45%	(0.98%)		to	(1.57%)
2019	370	$2.17	to	$2.06	$797	2.55%	0.85%	to	1.45%	23.72%		to	22.98%
Invesco VI EQV Intl Eq, Ser II
2023	873	$2.48	to	$1.86	$1,946	—	0.55%	to	1.45%	17.22%		to	16.17%
2022	968	$2.12	to	$1.60	$1,851	1.35%	0.55%	to	1.45%	(18.95%)		to	(19.68%)
2021	1,176	$2.61	to	$2.00	$2,784	1.05%	0.55%	to	1.45%	5.03%		to	4.09%
2020	1,261	$2.49	to	$1.92	$2,857	2.09%	0.55%	to	1.45%	13.12%		to	12.10%
2019	1,476	$2.20	to	$1.71	$2,958	1.21%	0.55%	to	1.45%	27.54%		to	26.39%
Invesco VI Global, Ser II
2023	2,316	$4.08	to	$2.11	$7,899	—	0.55%	to	1.85%	33.71%		to	31.99%
2022	2,662	$3.05	to	$1.60	$6,813	—	0.55%	to	1.85%	(32.31%)		to	(33.18%)
2021	2,550	$4.50	to	$2.39	$9,730	—	0.55%	to	1.85%	14.54%		to	13.06%
2020	2,646	$3.93	to	$2.12	$8,833	0.45%	0.55%	to	1.85%	26.64%		to	25.00%
2019	2,703	$3.10	to	$1.69	$7,163	0.64%	0.55%	to	1.85%	30.73%		to	29.05%
Invesco VI Gbl Strat Inc, Ser II
2023	4,315	$1.66	to	$0.91	$6,451	—	0.55%	to	1.85%	8.01%		to	6.61%
2022	4,643	$1.53	to	$0.85	$6,457	—	0.55%	to	1.85%	(12.20%)		to	(13.33%)
2021	5,314	$1.75	to	$0.98	$8,438	4.25%	0.55%	to	1.85%	(4.09%)		to	(5.34%)
2020	5,727	$1.82	to	$1.04	$9,534	5.27%	0.55%	to	1.85%	2.43%		to	1.10%
2019	6,615	$1.78	to	$1.02	$10,763	3.38%	0.55%	to	1.85%	10.00%		to	8.58%
Invesco VI Hlth, Ser II
2023	418	$3.30	to	$2.98	$1,334	—	0.55%	to	1.45%	2.20%		to	1.29%
2022	463	$3.23	to	$2.94	$1,457	—	0.55%	to	1.45%	(14.01%)		to	(14.78%)
2021	434	$3.75	to	$3.45	$1,599	0.00%	0.55%	to	1.45%	11.43%		to	10.43%
2020	479	$3.37	to	$3.12	$1,595	0.09%	0.55%	to	1.45%	13.57%		to	12.56%
2019	567	$2.96	to	$2.77	$1,677	—	0.55%	to	1.45%	31.46%		to	30.28%
Invesco VI Main St, Ser II
2023	91	$1.76	to	$1.69	$160	0.48%	0.85%	to	1.45%	21.79%		to	21.07%
2022	102	$1.45	to	$1.40	$147	0.90%	0.85%	to	1.45%	(20.98%)		to	(21.45%)
2021	149	$1.83	to	$1.78	$272	0.46%	0.85%	to	1.45%	26.15%		to	25.41%
2020	189	$1.45	to	$1.42	$274	1.19%	0.85%	to	1.45%	12.73%		to	12.06%
2019	216	$1.29	to	$1.27	$278	0.84%	0.85%	to	1.45%	30.62%		to	29.84%
Invesco VI Mn St Sm Cap, Ser II
2023	1,594	$4.53	to	$2.31	$6,254	0.97%	0.55%	to	1.85%	17.18%		to	15.66%
2022	1,517	$3.86	to	$2.00	$5,129	0.26%	0.55%	to	1.85%	(16.50%)		to	(17.58%)
2021	1,470	$4.63	to	$2.42	$5,972	0.18%	0.55%	to	1.85%	21.59%		to	20.02%
2020	1,530	$3.80	to	$2.02	$5,132	0.37%	0.55%	to	1.85%	18.98%		to	17.44%
2019	1,590	$3.20	to	$1.72	$4,494	—	0.55%	to	1.85%	25.44%		to	23.82%

142	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Tech, Ser I
2023	361	$5.03	to	$5.87	$1,225	—	0.55%	to	1.20%	46.14%		to	45.20%
2022	367	$3.44	to	$4.05	$859	—	0.55%	to	1.20%	(40.28%)		to	(40.67%)
2021	407	$5.77	to	$6.82	$1,603	—	0.55%	to	1.20%	13.79%		to	13.05%
2020	463	$5.07	to	$6.03	$1,610	—	0.55%	to	1.20%	45.31%		to	44.37%
2019	484	$3.49	to	$4.18	$1,175	—	0.55%	to	1.20%	35.13%		to	34.26%
Invesco VI Tech, Ser II
2023	428	$1.17	to	$1.15	$502	—	0.65%	to	1.55%	45.77%		to	44.47%
2022	31	$0.80	to	$0.80	$26	—	0.65%	to	1.55%	(20.88	%)(7)	to	(21.36	%)(7)
Janus Henderson VIT Bal, Serv
2023	11,653	$1.51	to	$1.40	$17,022	1.85%	0.55%	to	1.85%	14.50%		to	13.03%
2022	10,241	$1.32	to	$1.24	$13,133	1.02%	0.55%	to	1.85%	(17.07%)		to	(18.14%)
2021	9,219	$1.59	to	$1.52	$14,328	0.70%	0.55%	to	1.85%	16.27%		to	14.76%
2020	6,794	$1.37	to	$1.32	$9,148	1.59%	0.55%	to	1.85%	13.40%		to	11.94%
2019	4,944	$1.21	to	$1.18	$5,909	1.82%	0.55%	to	1.85%	21.60%		to	20.04%
Janus Henderson VIT Enter, Serv
2023	163	$2.97	to	$2.83	$472	0.09%	0.75%	to	0.95%	16.90%		to	16.66%
2022	182	$2.54	to	$2.43	$453	0.07%	0.75%	to	0.95%	(16.78%)		to	(16.94%)
2021	345	$3.05	to	$2.92	$1,027	0.25%	0.75%	to	0.95%	15.67%		to	15.44%
2020	392	$2.64	to	$2.53	$1,012	—	0.75%	to	0.95%	18.29%		to	18.06%
2019	428	$2.23	to	$2.15	$937	0.05%	0.75%	to	0.95%	34.15%		to	33.88%
Janus Henderson VIT Flex Bd, Serv
2023	2,056	$1.10	to	$0.96	$2,141	3.86%	0.55%	to	1.85%	4.71%		to	3.36%
2022	1,503	$1.05	to	$0.93	$1,504	1.97%	0.55%	to	1.85%	(14.36%)		to	(15.47%)
2021	1,522	$1.23	to	$1.10	$1,789	1.70%	0.55%	to	1.85%	(1.65%)		to	(2.93%)
2020	1,182	$1.25	to	$1.13	$1,420	2.48%	0.55%	to	1.85%	9.64%		to	8.22%
2019	1,111	$1.14	to	$1.04	$1,222	3.01%	0.55%	to	1.85%	8.68%		to	7.27%
Janus Henderson VIT Forty, Serv
2023	145	$1.20	to	$1.18	$176	0.19%	0.65%	to	1.55%	38.75%		to	37.51%
2022	45	$0.87	to	$0.86	$41	0.19%	0.65%	to	1.55%	(14.36	%)(7)	to	(14.87	%)(7)
Janus Hend VIT Gbl Tech Innov, Srv
2023	482	$1.31	to	$1.29	$1,217	—	0.65%	to	1.55%	53.28%		to	51.91%
2022	317	$0.86	to	$0.85	$697	—	0.65%	to	1.55%	(15.76	%)(7)	to	(16.26	%)(7)
2021	436	$3.80	to	$12.53	$1,647	0.12%	0.75%	to	1.20%	16.87%		to	16.34%
2020	455	$3.25	to	$10.77	$1,470	—	0.75%	to	1.20%	49.60%		to	48.93%
2019	484	$2.17	to	$7.23	$1,052	—	0.75%	to	1.20%	43.74%		to	43.09%
Janus Henderson VIT Overseas, Serv
2023	566	$1.10	to	$1.09	$1,133	1.43%	0.65%	to	1.55%	9.87%		to	8.89%
2022	506	$1.00	to	$1.00	$961	1.70%	0.65%	to	1.55%	0.31	%(7)	to	(0.29	%)(7)
2021	514	$2.16	to	$3.98	$1,111	1.01%	0.75%	to	1.20%	12.44%		to	11.94%
2020	559	$1.92	to	$3.56	$1,071	1.22%	0.75%	to	1.20%	15.15%		to	14.64%
2019	611	$1.67	to	$3.10	$1,016	1.80%	0.75%	to	1.20%	25.76%		to	25.20%
Janus Henderson VIT Res, Serv
2023	797	$4.17	to	$3.12	$3,112	0.06%	0.55%	to	1.85%	42.03%		to	40.20%
2022	902	$2.94	to	$2.23	$2,493	—	0.55%	to	1.85%	(30.45%)		to	(31.34%)
2021	928	$4.23	to	$3.24	$3,716	0.02%	0.55%	to	1.85%	19.39%		to	17.85%
2020	993	$3.54	to	$2.75	$3,345	0.22%	0.55%	to	1.85%	31.85%		to	30.15%
2019	1,244	$2.68	to	$2.11	$3,183	0.30%	0.55%	to	1.85%	34.48%		to	32.74%
Lazard Ret Emer Mkts Eq, Serv
2023	11	$1.13	to	$1.11	$14	7.39%	0.65%	to	1.55%	21.48%		to	20.40%
2022	—	$0.93	to	$0.93	$2	5.35%	0.65%	to	1.55%	(6.40	%)(7)	to	(6.96	%)(7)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	143

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Lazard Ret Global Dyn MA, Serv
2023	724	$1.54	to	$1.34	$1,045	—	0.55%	to	1.85%	10.20%		to	8.79%
2022	764	$1.40	to	$1.23	$1,007	0.08%	0.55%	to	1.85%	(17.84%)		to	(18.90%)
2021	758	$1.70	to	$1.52	$1,224	2.86%	0.55%	to	1.85%	11.32%		to	9.88%
2020	671	$1.53	to	$1.38	$980	0.67%	0.55%	to	1.85%	0.26%		to	(1.03%)
2019	319	$1.53	to	$1.40	$473	0.05%	0.55%	to	1.85%	17.14%		to	15.63%
Lord Abt Bond Debenture, Cl VC
2023	558	$1.01	to	$0.99	$559	10.08%	0.65%	to	1.55%	5.87%		to	4.91%
2022	89	$0.95	to	$0.95	$85	14.18%	0.65%	to	1.55%	(4.49	%)(7)	to	(5.05	%)(7)
Lord Abt Short Dur Inc, Cl VC
2023	363	$1.02	to	$1.01	$370	6.24%	0.65%	to	1.55%	4.38%		to	3.45%
2022	183	$0.98	to	$0.97	$180	9.07%	0.65%	to	1.55%	(1.84	%)(7)	to	(2.43	%)(7)
LVIP JPM US Eq, Serv Cl
2023	153	$1.17	to	$1.15	$180	1.02%	0.65%	to	1.55%	16.04	%(8)	to	15.34	%(8)
MFS Gbl Real Est, Serv Cl
2023	135	$0.90	to	$0.89	$122	0.61%	0.65%	to	1.55%	10.49%		to	9.50%
2022	44	$0.82	to	$0.81	$37	1.77%	0.65%	to	1.55%	(16.74	%)(7)	to	(17.24	%)(7)
MFS Intl Gro, Serv Cl
2023	115	$1.11	to	$1.10	$128	1.00%	0.65%	to	1.55%	13.66%		to	12.66%
2022	47	$0.98	to	$0.97	$47	0.07%	0.65%	to	1.55%	(1.98	%)(7)	to	(2.56	%)(7)
MFS Mass Inv Gro Stock, Serv Cl
2023	1,301	$2.73	to	$2.52	$3,436	0.05%	0.55%	to	1.45%	23.02%		to	21.93%
2022	1,402	$2.22	to	$2.07	$3,024	—	0.55%	to	1.45%	(19.89%)		to	(20.61%)
2021	1,619	$2.77	to	$2.61	$4,378	0.03%	0.55%	to	1.45%	24.97%		to	23.85%
2020	1,830	$2.22	to	$2.10	$3,976	0.22%	0.55%	to	1.45%	21.53%		to	20.44%
2019	1,956	$1.82	to	$1.75	$3,510	0.35%	0.55%	to	1.45%	38.82%		to	37.58%
MFS New Dis, Serv Cl
2023	410	$4.76	to	$5.32	$1,484	—	0.55%	to	1.20%	13.63%		to	12.90%
2022	444	$4.19	to	$4.71	$1,393	—	0.55%	to	1.20%	(30.38%)		to	(30.83%)
2021	491	$6.02	to	$6.81	$2,211	—	0.55%	to	1.20%	1.02%		to	0.36%
2020	555	$5.96	to	$6.78	$2,478	—	0.55%	to	1.20%	44.78%		to	43.85%
2019	632	$4.12	to	$4.72	$1,949	—	0.55%	to	1.20%	40.50%		to	39.59%
MFS Research Intl, Serv Cl
2023	28	$1.08	to	$1.07	$32	1.27%	0.65%	to	1.55%	12.09%		to	11.10%
2022	4	$0.97	to	$0.96	$5	1.63%	0.65%	to	1.55%	(3.09	%)(7)	to	(3.66	%)(7)
MFS Utilities, Serv Cl
2023	1,513	$4.59	to	$1.59	$6,055	3.34%	0.55%	to	1.85%	(2.86%)		to	(4.12%)
2022	1,416	$4.72	to	$1.66	$5,905	2.22%	0.55%	to	1.85%	(0.07%)		to	(1.36%)
2021	1,358	$4.72	to	$1.68	$5,742	1.55%	0.55%	to	1.85%	13.20%		to	11.74%
2020	1,420	$4.17	to	$1.50	$5,225	2.19%	0.55%	to	1.85%	5.04%		to	3.68%
2019	1,824	$3.97	to	$1.45	$6,297	3.77%	0.55%	to	1.85%	24.12%		to	22.51%
MS VIF Dis, Cl II
2023	1,076	$3.79	to	$2.29	$3,998	—	0.55%	to	1.85%	43.34%		to	41.50%
2022	1,012	$2.64	to	$1.62	$2,615	—	0.55%	to	1.85%	(63.17%)		to	(63.65%)
2021	835	$7.18	to	$4.46	$5,880	—	0.55%	to	1.85%	(11.68%)		to	(12.83%)
2020	700	$8.13	to	$5.11	$5,636	—	0.55%	to	1.85%	150.66%		to	147.43%
2019	710	$3.24	to	$2.07	$2,267	—	0.55%	to	1.85%	39.20%		to	37.40%
MS VIF Global Real Est, Cl II
2023	384	$1.40	to	$1.22	$508	1.94%	0.55%	to	1.45%	9.87%		to	8.88%
2022	438	$1.27	to	$1.12	$530	4.50%	0.55%	to	1.45%	(26.60%)		to	(27.26%)
2021	462	$1.73	to	$1.54	$765	2.37%	0.55%	to	1.45%	23.16%		to	22.05%
2020	579	$1.41	to	$1.26	$780	4.33%	0.55%	to	1.45%	(15.32%)		to	(16.08%)
2019	688	$1.66	to	$1.50	$1,099	2.72%	0.55%	to	1.45%	17.41%		to	16.35%

144	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
NB AMT Intl Eq, Cl S
2023	359	$1.53	to	$1.49	$551	0.05%	0.55%	to	1.45%	12.67%		to	11.66%
2022	432	$1.36	to	$1.33	$588	1.59%	0.55%	to	1.45%	(23.11%)		to	(23.81%)
2021	443	$1.77	to	$1.75	$785	0.32%	0.55%	to	1.45%	12.73%		to	11.72%
2020	459	$1.57	to	$1.57	$721	0.50%	0.55%	to	1.45%	11.96%		to	10.95%
2019	506	$1.40	to	$1.41	$711	0.15%	0.55%	to	1.45%	26.98%		to	25.85%
NB AMT Sus Eq, Cl S
2023	339	$1.18	to	$2.49	$1,303	0.08%	0.65%	to	1.85%	25.75%		to	24.26%
2022	323	$0.94	to	$2.01	$995	0.12%	0.65%	to	1.85%	(6.56	%)(7)	to	(20.14%)
2021	296	$3.92	to	$2.51	$1,130	0.19%	0.85%	to	1.85%	22.12%		to	20.90%
2020	203	$3.21	to	$2.08	$636	0.36%	0.85%	to	1.85%	18.27%		to	17.09%
2019	299	$2.71	to	$1.78	$788	0.30%	0.85%	to	1.85%	24.51%		to	23.28%
NB AMT US Eq Index PW Strat, Cl S
2023	182	$1.32	to	$1.17	$231	—	0.55%	to	1.85%	14.37%		to	12.90%
2022	140	$1.16	to	$1.04	$157	—	0.55%	to	1.85%	(11.77%)		to	(12.91%)
2021	103	$1.31	to	$1.19	$131	0.30%	0.55%	to	1.85%	17.31%		to	15.78%
2020	104	$1.12	to	$1.03	$115	0.88%	0.55%	to	1.85%	7.67%		to	6.26%
2019	127	$1.04	to	$0.97	$130	0.12%	0.55%	to	1.85%	14.62%		to	13.15%
PIMCO VIT All Asset, Advisor Cl
2023	1,661	$2.04	to	$1.18	$3,147	2.84%	0.55%	to	1.85%	7.41%		to	6.04%
2022	1,796	$1.90	to	$1.12	$3,173	7.52%	0.55%	to	1.85%	(12.35%)		to	(13.49%)
2021	2,042	$2.17	to	$1.29	$4,146	10.88%	0.55%	to	1.85%	15.41%		to	13.91%
2020	2,152	$1.88	to	$1.13	$3,804	4.83%	0.55%	to	1.85%	7.32%		to	5.93%
2019	2,578	$1.75	to	$1.07	$4,271	2.76%	0.55%	to	1.85%	11.13%		to	9.70%
PIMCO VIT Glb Man As Alloc, Adv Cl
2023	194	$1.48	to	$1.24	$272	2.13%	0.55%	to	1.85%	12.24%		to	10.79%
2022	221	$1.32	to	$1.12	$278	1.80%	0.55%	to	1.85%	(18.84%)		to	(19.88%)
2021	272	$1.63	to	$1.40	$422	2.37%	0.55%	to	1.85%	11.98%		to	10.53%
2020	229	$1.45	to	$1.26	$319	7.98%	0.55%	to	1.85%	16.06%		to	14.57%
2019	184	$1.25	to	$1.10	$224	2.15%	0.55%	to	1.85%	16.33%		to	14.81%
PIMCO VIT Tot Return, Advisor Cl
2023	7,250	$1.07	to	$0.93	$7,369	3.48%	0.55%	to	1.85%	5.25%		to	3.89%
2022	6,351	$1.02	to	$0.90	$6,166	2.53%	0.55%	to	1.85%	(14.85%)		to	(15.95%)
2021	5,837	$1.19	to	$1.07	$6,676	1.73%	0.55%	to	1.85%	(1.91%)		to	(3.17%)
2020	4,922	$1.22	to	$1.10	$5,772	1.99%	0.55%	to	1.85%	7.94%		to	6.56%
2019	3,320	$1.13	to	$1.03	$3,632	2.87%	0.55%	to	1.85%	7.66%		to	6.26%
Put VT Global Hlth Care, Cl IB
2023	390	$5.21	to	$1.09	$1,336	0.29%	0.55%	to	1.55%	8.53%		to	7.47%
2022	291	$4.80	to	$1.01	$1,191	0.41%	0.55%	to	1.55%	(5.20%)		to	2.06	%(7)
2021	291	$5.07	to	$5.14	$1,331	1.09%	0.55%	to	1.20%	18.74%		to	17.98%
2020	313	$4.27	to	$4.36	$1,215	0.49%	0.55%	to	1.20%	15.65%		to	14.89%
2019	354	$3.69	to	$3.79	$1,191	—	0.55%	to	1.20%	29.57%		to	28.74%
Put VT Intl Eq, Cl IB
2023	201	$2.12	to	$2.56	$448	0.04%	0.55%	to	1.20%	17.86%		to	17.10%
2022	205	$1.80	to	$2.19	$389	1.63%	0.55%	to	1.20%	(15.23%)		to	(15.79%)
2021	264	$2.12	to	$2.60	$592	1.16%	0.55%	to	1.20%	8.23%		to	7.52%
2020	270	$1.96	to	$2.42	$560	1.58%	0.55%	to	1.20%	11.48%		to	10.76%
2019	284	$1.76	to	$2.18	$532	1.39%	0.55%	to	1.20%	24.47%		to	23.66%
Put VT Intl Val, Cl IB
2023	25	$1.20	to	$1.18	$31	1.17%	0.65%	to	1.55%	17.91%		to	16.87%
2022	12	$1.02	to	$1.01	$13	—	0.65%	to	1.55%	1.80	%(7)	to	1.19	%(7)
Put VT Lg Cap Val, Cl IB
2023	519	$1.16	to	$1.14	$598	1.60%	0.65%	to	1.55%	14.91%		to	13.90%
2022	86	$1.01	to	$1.00	$89	—	0.65%	to	1.55%	0.54	%(7)	to	(0.06	%)(7)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	145

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Put VT Sus Fut, Cl IB
2023	9	$1.12	to	$1.10	$12	—	0.65%	to	1.55%	27.69%		to	26.55%
2022	7	$0.88	to	$0.87	$8	—	0.65%	to	1.55%	(12.79	%)(7)	to	(13.31	%)(7)
Put VT Sus Leaders, Cl IA
2023	1,143	$5.81	to	$5.81	$6,690	0.75%	1.25%	to	1.25%	24.85%		to	24.85%
2022	1,302	$4.66	to	$4.66	$6,061	0.83%	1.25%	to	1.25%	(23.68%)		to	(23.68%)
2021	1,365	$6.10	to	$6.10	$8,337	0.34%	1.25%	to	1.25%	22.30%		to	22.30%
2020	1,518	$4.99	to	$4.99	$7,581	0.63%	1.25%	to	1.25%	27.46%		to	27.46%
2019	1,596	$3.91	to	$3.91	$6,258	0.69%	1.25%	to	1.25%	35.02%		to	35.02%
Put VT Sus Leaders, Cl IB
2023	190	$5.22	to	$1.15	$930	0.52%	0.55%	to	1.55%	25.42%		to	24.17%
2022	211	$4.16	to	$0.93	$828	0.55%	0.55%	to	1.55%	(23.33%)		to	(7.80	%)(7)
2021	212	$5.43	to	$5.04	$1,112	0.14%	0.55%	to	1.20%	22.85%		to	22.06%
2020	257	$4.42	to	$4.13	$1,101	0.41%	0.55%	to	1.20%	28.19%		to	27.36%
2019	271	$3.45	to	$3.24	$910	0.45%	0.55%	to	1.20%	35.61%		to	34.73%
Royce Micro-Cap, Invest Cl
2023	65	$5.12	to	$4.89	$319	—	0.75%	to	0.95%	17.90%		to	17.66%
2022	68	$4.34	to	$4.16	$286	—	0.75%	to	0.95%	(23.01%)		to	(23.17%)
2021	69	$5.64	to	$5.41	$377	—	0.75%	to	0.95%	29.01%		to	28.75%
2020	73	$4.37	to	$4.20	$309	—	0.75%	to	0.95%	22.87%		to	22.62%
2019	74	$3.56	to	$3.43	$257	—	0.75%	to	0.95%	18.66%		to	18.42%
Temp Global Bond, Cl 2
2023	1,569	$0.87	to	$0.76	$1,290	—	0.55%	to	1.85%	2.32%		to	1.00%
2022	1,593	$0.85	to	$0.75	$1,288	—	0.55%	to	1.85%	(5.47%)		to	(6.69%)
2021	1,817	$0.90	to	$0.80	$1,563	—	0.55%	to	1.85%	(5.51%)		to	(6.74%)
2020	1,739	$0.95	to	$0.86	$1,593	8.65%	0.55%	to	1.85%	(5.79%)		to	(7.02%)
2019	1,835	$1.01	to	$0.93	$1,795	7.03%	0.55%	to	1.85%	1.45%		to	0.14%
Third Ave VST Third Ave Value
2023	134	$4.13	to	$3.94	$535	2.39%	0.75%	to	0.95%	19.91%		to	19.67%
2022	138	$3.44	to	$3.29	$460	1.51%	0.75%	to	0.95%	15.24%		to	15.01%
2021	152	$2.99	to	$2.86	$440	0.69%	0.75%	to	0.95%	21.15%		to	20.91%
2020	170	$2.46	to	$2.37	$408	2.73%	0.75%	to	0.95%	(3.12%)		to	(3.32%)
2019	176	$2.54	to	$2.45	$435	0.26%	0.75%	to	0.95%	11.62%		to	11.40%
VanEck VIP Global Gold, Cl S
2023	879	$1.14	to	$0.99	$948	—	0.55%	to	1.85%	9.80%		to	8.39%
2022	919	$1.04	to	$0.92	$912	—	0.55%	to	1.85%	(13.83%)		to	(14.95%)
2021	870	$1.21	to	$1.08	$1,007	12.12%	0.55%	to	1.85%	(14.48%)		to	(15.59%)
2020	824	$1.41	to	$1.28	$1,121	2.77%	0.55%	to	1.85%	37.87%		to	36.09%
2019	697	$1.02	to	$0.94	$691	—	0.55%	to	1.85%	37.98%		to	36.20%
VP Aggr, Cl 2
2023	15,686	$2.61	to	$1.72	$38,376	—	0.55%	to	1.85%	16.58%		to	15.08%
2022	16,718	$2.24	to	$1.50	$35,279	—	0.55%	to	1.85%	(18.63%)		to	(19.68%)
2021	16,955	$2.75	to	$1.86	$44,160	—	0.55%	to	1.85%	15.12%		to	13.64%
2020	18,239	$2.39	to	$1.64	$41,514	—	0.55%	to	1.85%	14.36%		to	12.88%
2019	20,199	$2.09	to	$1.45	$40,401	—	0.55%	to	1.85%	20.92%		to	19.36%
VP Aggr, Cl 4
2023	14,522	$2.61	to	$2.31	$36,000	—	0.55%	to	1.45%	16.55%		to	15.51%
2022	15,642	$2.24	to	$2.00	$33,390	—	0.55%	to	1.45%	(18.64%)		to	(19.36%)
2021	18,122	$2.75	to	$2.48	$47,715	—	0.55%	to	1.45%	15.14%		to	14.11%
2020	19,366	$2.39	to	$2.17	$44,453	—	0.55%	to	1.45%	14.33%		to	13.30%
2019	21,213	$2.09	to	$1.92	$42,749	—	0.55%	to	1.45%	21.01%		to	19.93%

146	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Conserv, Cl 2
2023	18,854	$1.43	to	$1.06	$25,120	—	0.55%	to	1.85%	7.87%	to	6.48%
2022	21,163	$1.32	to	$0.99	$26,274	—	0.55%	to	1.85%	(16.01%)	to	(17.09%)
2021	22,117	$1.57	to	$1.20	$32,802	—	0.55%	to	1.85%	2.25%	to	0.93%
2020	25,323	$1.54	to	$1.19	$36,941	—	0.55%	to	1.85%	8.70%	to	7.30%
2019	23,857	$1.42	to	$1.10	$32,225	—	0.55%	to	1.85%	10.14%	to	8.72%
VP Conserv, Cl 4
2023	15,567	$1.43	to	$1.26	$20,855	—	0.55%	to	1.45%	7.80%	to	6.84%
2022	17,532	$1.32	to	$1.18	$21,890	—	0.55%	to	1.45%	(15.96%)	to	(16.71%)
2021	16,983	$1.57	to	$1.42	$25,375	—	0.55%	to	1.45%	2.25%	to	1.34%
2020	20,061	$1.54	to	$1.40	$29,429	—	0.55%	to	1.45%	8.64%	to	7.66%
2019	20,623	$1.42	to	$1.30	$27,973	—	0.55%	to	1.45%	10.14%	to	9.15%
VP Man Risk, Cl 2
2023	7,809	$1.22	to	$1.12	$9,266	—	0.55%	to	1.85%	11.64%	to	10.20%
2022	8,136	$1.09	to	$1.02	$8,685	—	0.55%	to	1.85%	(17.84%)	to	(18.90%)
2021	8,335	$1.33	to	$1.26	$10,877	—	0.55%	to	1.85%	10.12%	to	8.69%
2020	8,161	$1.21	to	$1.16	$9,715	—	0.55%	to	1.85%	7.20%	to	5.82%
2019	7,592	$1.13	to	$1.09	$8,465	—	0.55%	to	1.85%	15.42%	to	13.93%
VP Man Risk US, Cl 2
2023	23,790	$1.36	to	$1.25	$31,480	—	0.55%	to	1.85%	13.92%	to	12.45%
2022	24,762	$1.19	to	$1.12	$28,892	—	0.55%	to	1.85%	(17.67%)	to	(18.73%)
2021	25,436	$1.45	to	$1.37	$36,209	—	0.55%	to	1.85%	12.72%	to	11.26%
2020	15,892	$1.29	to	$1.23	$20,146	—	0.55%	to	1.85%	9.19%	to	7.78%
2019	12,921	$1.18	to	$1.14	$15,064	—	0.55%	to	1.85%	17.67%	to	16.15%
VP Man Vol Conserv, Cl 2
2023	34,408	$1.19	to	$1.05	$39,368	—	0.55%	to	1.85%	7.28%	to	5.89%
2022	39,570	$1.11	to	$0.99	$42,398	—	0.55%	to	1.85%	(16.45%)	to	(17.53%)
2021	33,416	$1.33	to	$1.20	$43,039	—	0.55%	to	1.85%	2.06%	to	0.74%
2020	41,732	$1.30	to	$1.19	$52,930	—	0.55%	to	1.85%	7.53%	to	6.14%
2019	35,735	$1.21	to	$1.12	$42,317	—	0.55%	to	1.85%	11.30%	to	9.86%
VP Man Vol Conserv Gro, Cl 2
2023	59,027	$1.29	to	$1.16	$74,788	—	0.55%	to	1.85%	9.37%	to	7.97%
2022	69,475	$1.18	to	$1.08	$80,818	—	0.55%	to	1.85%	(17.52%)	to	(18.58%)
2021	78,230	$1.43	to	$1.32	$110,899	—	0.55%	to	1.85%	4.88%	to	3.52%
2020	78,589	$1.37	to	$1.28	$106,710	—	0.55%	to	1.85%	8.55%	to	7.15%
2019	78,613	$1.26	to	$1.19	$98,805	—	0.55%	to	1.85%	13.37%	to	11.90%
VP Man Vol Gro, Cl 2
2023	377,075	$1.51	to	$1.42	$584,260	—	0.55%	to	1.85%	13.96%	to	12.50%
2022	399,972	$1.32	to	$1.27	$545,865	—	0.55%	to	1.85%	(19.87%)	to	(20.91%)
2021	416,960	$1.65	to	$1.60	$713,185	—	0.55%	to	1.85%	11.28%	to	9.84%
2020	421,538	$1.48	to	$1.46	$650,069	—	0.55%	to	1.85%	10.69%	to	9.26%
2019	416,877	$1.34	to	$1.33	$582,691	—	0.55%	to	1.85%	17.61%	to	16.09%
VP Man Vol Mod Gro, Cl 2
2023	558,175	$1.41	to	$1.29	$828,769	—	0.55%	to	1.85%	11.66%	to	10.22%
2022	616,104	$1.26	to	$1.17	$820,314	—	0.55%	to	1.85%	(18.60%)	to	(19.65%)
2021	663,538	$1.55	to	$1.46	$1,089,495	—	0.55%	to	1.85%	8.10%	to	6.71%
2020	690,902	$1.43	to	$1.37	$1,053,891	—	0.55%	to	1.85%	9.77%	to	8.35%
2019	719,637	$1.31	to	$1.26	$1,004,403	—	0.55%	to	1.85%	15.53%	to	14.04%
VP Mod, Cl 2
2023	219,564	$1.99	to	$1.37	$409,453	—	0.55%	to	1.85%	12.34%	to	10.90%
2022	236,316	$1.77	to	$1.23	$394,023	—	0.55%	to	1.85%	(17.06%)	to	(18.14%)
2021	248,772	$2.13	to	$1.51	$502,487	—	0.55%	to	1.85%	8.41%	to	7.01%
2020	257,626	$1.97	to	$1.41	$482,331	—	0.55%	to	1.85%	12.25%	to	10.80%
2019	270,587	$1.75	to	$1.27	$453,343	—	0.55%	to	1.85%	15.50%	to	14.00%

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	147

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Mod, Cl 4
2023	170,269	$1.99	to	$1.76	$320,952	—	0.55%	to	1.45%	12.32%		to	11.32%
2022	191,236	$1.77	to	$1.58	$322,209	—	0.55%	to	1.45%	(17.04%)		to	(17.78%)
2021	212,114	$2.14	to	$1.92	$432,673	—	0.55%	to	1.45%	8.45%		to	7.47%
2020	241,282	$1.97	to	$1.79	$455,609	—	0.55%	to	1.45%	12.17%		to	11.17%
2019	281,063	$1.76	to	$1.61	$474,916	—	0.55%	to	1.45%	15.54%		to	14.50%
VP Mod Aggr, Cl 2
2023	70,068	$2.28	to	$1.53	$149,960	—	0.55%	to	1.85%	14.31%		to	12.83%
2022	74,605	$1.99	to	$1.36	$140,345	—	0.55%	to	1.85%	(18.04%)		to	(19.10%)
2021	82,152	$2.43	to	$1.68	$189,530	—	0.55%	to	1.85%	11.69%		to	10.25%
2020	91,524	$2.18	to	$1.52	$190,173	—	0.55%	to	1.85%	13.41%		to	11.94%
2019	102,483	$1.92	to	$1.36	$188,684	—	0.55%	to	1.85%	18.06%		to	16.53%
VP Mod Aggr, Cl 4
2023	42,045	$2.28	to	$2.02	$90,878	—	0.55%	to	1.45%	14.28%		to	13.26%
2022	48,592	$2.00	to	$1.78	$92,293	—	0.55%	to	1.45%	(18.02%)		to	(18.75%)
2021	54,164	$2.43	to	$2.19	$125,938	—	0.55%	to	1.45%	11.72%		to	10.72%
2020	63,210	$2.18	to	$1.98	$132,160	—	0.55%	to	1.45%	13.39%		to	12.37%
2019	79,122	$1.92	to	$1.76	$146,514	—	0.55%	to	1.45%	18.10%		to	17.04%
VP Mod Conserv, Cl 2
2023	41,353	$1.68	to	$1.20	$64,998	—	0.55%	to	1.85%	9.90%		to	8.48%
2022	45,491	$1.53	to	$1.11	$65,321	—	0.55%	to	1.85%	(16.55%)		to	(17.62%)
2021	52,311	$1.83	to	$1.34	$90,527	—	0.55%	to	1.85%	5.16%		to	3.80%
2020	57,730	$1.74	to	$1.29	$95,549	—	0.55%	to	1.85%	10.40%		to	8.97%
2019	56,344	$1.58	to	$1.19	$84,862	—	0.55%	to	1.85%	12.89%		to	11.43%
VP Mod Conserv, Cl 4
2023	33,387	$1.68	to	$1.49	$53,039	—	0.55%	to	1.45%	9.88%		to	8.90%
2022	39,603	$1.53	to	$1.36	$57,450	—	0.55%	to	1.45%	(16.56%)		to	(17.31%)
2021	45,021	$1.83	to	$1.65	$78,614	—	0.55%	to	1.45%	5.21%		to	4.26%
2020	51,624	$1.74	to	$1.58	$86,036	—	0.55%	to	1.45%	10.38%		to	9.39%
2019	56,774	$1.58	to	$1.45	$86,070	—	0.55%	to	1.45%	12.87%		to	11.86%
VP Ptnrs Core Bond, Cl 2
2023	1,280	$1.00	to	$0.94	$1,434	2.57%	0.65%	to	1.85%	5.37%		to	4.12%
2022	1,129	$0.95	to	$0.90	$1,204	1.48%	0.65%	to	1.85%	(4.38	%)(7)	to	(15.18%)
2021	880	$1.28	to	$1.06	$1,093	1.20%	0.85%	to	1.85%	(2.25%)		to	(3.23%)
2020	722	$1.31	to	$1.09	$914	1.88%	0.85%	to	1.85%	7.05%		to	5.98%
2019	580	$1.22	to	$1.03	$688	2.12%	0.85%	to	1.85%	7.47%		to	6.39%
VP Ptnrs Core Eq, Cl 2
2023	316	$1.17	to	$2.46	$683	—	0.65%	to	1.85%	23.63%		to	22.16%
2022	273	$0.95	to	$2.01	$403	—	0.65%	to	1.85%	(5.67	%)(7)	to	(19.06%)
2021	81	$3.73	to	$2.48	$291	—	0.85%	to	1.85%	28.09%		to	26.81%
2020	88	$2.91	to	$1.96	$246	—	0.85%	to	1.85%	15.74%		to	14.59%
2019	109	$2.52	to	$1.71	$263	—	0.85%	to	1.85%	25.14%		to	23.89%
VP Ptnrs Core Eq, Cl 3
2023	377	$3.39	to	$2.98	$1,209	—	0.55%	to	1.45%	23.87%		to	22.76%
2022	474	$2.74	to	$2.43	$1,231	—	0.55%	to	1.45%	(17.89%)		to	(18.62%)
2021	530	$3.33	to	$2.98	$1,686	—	0.55%	to	1.45%	28.63%		to	27.48%
2020	640	$2.59	to	$2.34	$1,593	—	0.55%	to	1.45%	16.20%		to	15.16%
2019	781	$2.23	to	$2.03	$1,681	—	0.55%	to	1.45%	25.69%		to	24.56%
VP Ptnrs Intl Core Eq, Cl 2
2023	777	$1.11	to	$1.19	$1,290	1.07%	0.65%	to	1.85%	16.59%		to	15.20%
2022	623	$0.95	to	$1.04	$893	1.69%	0.65%	to	1.85%	(4.64	%)(7)	to	(21.11%)
2021	450	$1.84	to	$1.31	$811	1.56%	0.85%	to	1.85%	12.22%		to	11.10%
2020	242	$1.64	to	$1.18	$389	0.20%	0.85%	to	1.85%	10.02%		to	8.92%
2019	206	$1.49	to	$1.09	$301	2.57%	0.85%	to	1.85%	17.40%		to	16.24%

148	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Ptnrs Intl Gro, Cl 2
2023	1,305	$1.06	to	$1.28	$2,302	0.24%	0.65%	to	1.85%	13.72%		to	12.36%
2022	1,292	$0.93	to	$1.14	$2,010	—	0.65%	to	1.85%	(6.74	%)(7)	to	(28.21%)
2021	1,278	$2.21	to	$1.59	$2,746	—	0.85%	to	1.85%	9.40%		to	8.31%
2020	1,007	$2.02	to	$1.47	$1,985	0.09%	0.85%	to	1.85%	21.26%		to	20.05%
2019	1,163	$1.67	to	$1.22	$1,891	0.96%	0.85%	to	1.85%	25.29%		to	24.05%
VP Ptnrs Intl Val, Cl 2
2023	1,245	$1.14	to	$1.14	$1,703	1.91%	0.65%	to	1.85%	16.21%		to	14.83%
2022	1,270	$0.98	to	$0.99	$1,500	2.10%	0.65%	to	1.85%	(1.67	%)(7)	to	(13.37%)
2021	1,093	$1.39	to	$1.15	$1,479	1.97%	0.85%	to	1.85%	10.69%		to	9.60%
2020	846	$1.26	to	$1.05	$1,041	0.74%	0.85%	to	1.85%	(4.95%)		to	(5.89%)
2019	955	$1.32	to	$1.11	$1,238	3.60%	0.85%	to	1.85%	12.24%		to	11.14%
VP Ptnrs Sm Cap Gro, Cl 2
2023	643	$0.98	to	$1.59	$1,723	—	0.65%	to	1.85%	6.24%		to	4.98%
2022	565	$0.92	to	$1.52	$1,424	—	0.65%	to	1.85%	(9.37	%)(7)	to	(30.43%)
2021	453	$3.71	to	$2.18	$1,623	—	0.85%	to	1.85%	7.11%		to	6.04%
2020	475	$3.46	to	$2.05	$1,591	—	0.85%	to	1.85%	37.26%		to	35.90%
2019	547	$2.52	to	$1.51	$1,341	—	0.85%	to	1.85%	19.92%		to	18.73%
VP Ptnrs Sm Cap Val, Cl 2
2023	388	$1.06	to	$1.56	$960	—	0.65%	to	1.85%	10.37%		to	9.05%
2022	333	$0.96	to	$1.43	$749	—	0.65%	to	1.85%	(4.24	%)(7)	to	(14.75%)
2021	285	$2.68	to	$1.68	$742	—	0.85%	to	1.85%	22.71%		to	21.49%
2020	335	$2.19	to	$1.39	$715	—	0.85%	to	1.85%	3.11%		to	2.08%
2019	334	$2.12	to	$1.36	$694	—	0.85%	to	1.85%	18.52%		to	17.34%
VP Ptnrs Sm Cap Val, Cl 3
2023	694	$3.12	to	$2.34	$2,670	—	0.55%	to	1.45%	10.65%		to	9.66%
2022	751	$2.82	to	$2.13	$2,611	—	0.55%	to	1.45%	(13.54%)		to	(14.31%)
2021	839	$3.27	to	$2.49	$3,393	—	0.55%	to	1.45%	23.21%		to	22.10%
2020	1,062	$2.65	to	$2.04	$3,483	—	0.55%	to	1.45%	3.55%		to	2.62%
2019	1,189	$2.56	to	$1.99	$3,804	—	0.55%	to	1.45%	19.00%		to	17.94%
VP US Flex Conserv Gro, Cl 2
2023	19,422	$1.18	to	$1.16	$23,909	—	0.55%	to	1.85%	10.61%		to	9.19%
2022	20,016	$1.07	to	$1.07	$22,382	—	0.55%	to	1.85%	(17.19%)		to	(18.26%)
2021	22,654	$1.29	to	$1.30	$30,735	—	0.55%	to	1.85%	6.91%		to	5.53%
2020	27,322	$1.21	to	$1.24	$34,878	—	0.55%	to	1.85%	5.29%		to	3.93%
2019	19,470	$1.15	to	$1.19	$23,725	—	0.55%	to	1.85%	14.23%		to	12.75%
VP US Flex Gro, Cl 2
2023	160,487	$1.37	to	$1.43	$243,009	—	0.55%	to	1.85%	16.16%		to	14.66%
2022	165,012	$1.18	to	$1.24	$216,056	—	0.55%	to	1.85%	(19.17%)		to	(20.22%)
2021	164,863	$1.45	to	$1.56	$268,291	—	0.55%	to	1.85%	14.87%		to	13.38%
2020	150,582	$1.27	to	$1.37	$214,263	—	0.55%	to	1.85%	4.23%		to	2.88%
2019	120,102	$1.21	to	$1.34	$164,705	—	0.55%	to	1.85%	19.54%		to	18.00%
VP US Flex Mod Gro, Cl 2
2023	99,118	$1.28	to	$1.29	$136,107	—	0.55%	to	1.85%	13.24%		to	11.79%
2022	100,110	$1.13	to	$1.16	$121,920	—	0.55%	to	1.85%	(17.99%)		to	(19.04%)
2021	100,979	$1.38	to	$1.43	$150,643	—	0.55%	to	1.85%	10.86%		to	9.43%
2020	95,376	$1.24	to	$1.31	$128,964	—	0.55%	to	1.85%	4.95%		to	3.60%
2019	86,714	$1.18	to	$1.26	$112,220	—	0.55%	to	1.85%	16.93%		to	15.42%
Wanger Acorn
2023	1,691	$3.90	to	$1.10	$8,406	—	0.55%	to	1.55%	21.07%		to	19.87%
2022	1,848	$3.22	to	$0.92	$7,660	—	0.55%	to	1.55%	(33.83%)		to	(9.83	%)(7)
2021	1,997	$4.86	to	$3.85	$12,517	0.73%	0.55%	to	1.45%	8.30%		to	7.33%
2020	2,291	$4.49	to	$3.58	$13,240	—	0.55%	to	1.45%	23.55%		to	22.44%
2019	2,855	$3.63	to	$2.93	$13,265	0.26%	0.55%	to	1.45%	30.38%		to	29.21%

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ∎	149

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Wanger Intl
2023	1,883	$3.46	to	$1.03	$5,634	0.32%	0.55%	to	1.55%	16.32%	to	15.16%
2022	2,053	$2.97	to	$0.90	$5,273	0.92%	0.55%	to	1.55%	(34.21%)	to	(9.03	%)(7)
2021	2,201	$4.52	to	$2.71	$8,547	0.55%	0.55%	to	1.45%	18.16%	to	17.10%
2020	2,450	$3.83	to	$2.31	$8,060	2.05%	0.55%	to	1.45%	13.74%	to	12.72%
2019	2,875	$3.36	to	$2.05	$8,297	0.80%	0.55%	to	1.45%	29.28%	to	28.12%
WA Var Global Hi Yd Bond, Cl II
2023	447	$1.25	to	$1.09	$530	4.96%	0.55%	to	1.85%	9.36%	to	7.94%
2022	519	$1.14	to	$1.01	$565	5.65%	0.55%	to	1.85%	(14.34%)	to	(15.44%)
2021	651	$1.33	to	$1.19	$830	4.24%	0.55%	to	1.85%	0.49%	to	(0.81%)
2020	538	$1.33	to	$1.20	$684	3.81%	0.55%	to	1.85%	6.54%	to	5.15%
2019	520	$1.24	to	$1.14	$625	6.31%	0.55%	to	1.85%	13.39%	to	11.92%

(1)	The accumulation unit values and total returns are presented as a range of values based on the variable annuity contracts with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of values based on the subaccounts representing the lowest and highest expense ratios, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on April 24, 2020.
(6)	New subaccount operations commenced on May 3, 2021.
(7)	New subaccount operations commenced on May 2, 2022.
(8)	New subaccount operations commenced on April 28, 2023.

150	∎ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

Opinion

We have audited the accompanying financial statements of RiverSource Life Insurance Co. of New York (the “Company”), which comprise the balance sheets as of December 31, 2023 and 2022, and the related statements of income, of comprehensive income, of shareholder’s equity and of cash flows for each of the three years in the period ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”).

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2023 in accordance with accounting principles generally accepted in the United States of America.

Basis for Opinion

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Emphasis of Matter

As discussed in Note 3 to the financial statements, the Company changed the manner in which it accounts for long-duration insurance contracts in 2023. Our opinion is not modified with respect to this matter.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting principles generally accepted in the United States of America, and for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 19, 2024

RiverSource Life Insurance Co. of New York

BALANCE SHEETS

(in thousands, except share amounts)

December 31,	2023	2022(1)
Assets
Investments:
Available-for-Sale:
Fixed maturities, at fair value (amortized cost: 2023, $1,680,232; 2022, $1,678,575; allowance for credit losses: 2023, $365; 2022, $572)	$1,585,541	$1,528,743
Mortgage loans, at amortized cost (allowance for credit losses: 2023, $554; 2022, $965)	144,910	157,068
Policy loans	53,615	50,791
Other investments	597	547
Total investments	1,784,663	1,737,149
Cash and cash equivalents	80,082	204,760
Market risk benefits	94,641	64,498
Reinsurance recoverables (allowance for credit losses: 2023, $3,800; 2022, $3,500)	205,915	195,547
Receivables	7,863	8,569
Accrued investment income	15,376	14,722
Deferred acquisition costs	166,933	174,038
Other assets	160,302	194,909
Separate account assets	4,515,324	4,230,890
Total assets	$7,031,099	$6,825,082

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$1,916,999	$1,949,996
Market risk benefits	47,166	68,635
Other liabilities	127,513	180,631
Separate account liabilities	4,515,324	4,230,890
Total liabilities	6,607,002	6,430,152
Shareholder’s Equity:
Common stock, $10 par value; 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	106,926	106,926
Retained earnings	405,131	408,564
Accumulated other comprehensive income (loss), net of tax	(89,960)	(122,560)
Total shareholder’s equity	424,097	394,930
Total liabilities and shareholder’s equity	$7,031,099	$6,825,082

(1)	Certain prior period amounts have been restated. See Note 3 for more information.

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF INCOME

(in thousands)

Years Ended December 31,	2023	2022(1)	2021(1)
Revenues
Premiums	$21,413	$16,693	$15,416
Net investment income	84,585	72,209	65,369
Policy and contract charges	123,750	125,296	138,136
Other revenues	22,102	23,617	27,360
Net realized investment gains (losses)	187	(3,452)	11,580
Total revenues	252,037	234,363	257,861

Benefits and Expenses
Benefits, claims, losses and settlement expenses	48,540	37,994	42,481
Interest credited to fixed accounts	51,609	51,588	47,165
Remeasurement (gains) losses of future policy benefit reserves	2,003	2,225	55
Change in fair value of market risk benefits	45,118	40,393	(8,080)
Amortization of deferred acquisition costs	14,822	15,529	15,974
Other insurance and operating expenses	35,823	34,835	36,639
Total benefits and expenses	197,915	182,564	134,234
Pretax income (loss)	54,122	51,799	123,627
Income tax provision (benefit)	7,555	7,380	23,399
Net income	$46,567	$44,419	$100,228

(1)	Certain prior period amounts have been restated. See Note 3 for more information.

See Notes to Financial Statements.

STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

Years Ended December 31,	2023	2022(1)	2021(1)
Net income	$46,567	$44,419	$100,228
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	41,675	(213,461)	(49,020)
Effect of changes in discount rate assumptions on certain long-duration contracts	(6,125)	61,911	17,386
Effect of changes in instrument-specific credit risk on market risk benefits	(2,950)	18,837	4,564
Total other comprehensive income (loss), net of tax	32,600	(132,713)	(27,070)
Total comprehensive income (loss)	$79,167	$(88,294)	$73,158

(1)	Certain prior period amounts have been restated. See Note 3 for more information.

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF SHAREHOLDER’S EQUITY

(in thousands)

	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balances at January 1, 2021	$2,000	$106,926	$350,273	$90,117	$549,316
Cumulative effect of adoption of long-duration contracts guidance	—	—	(23,356)	(52,894)	(76,250)
Net income	—	—	100,228	—	100,228
Other comprehensive loss, net of tax	—	—	—	(27,070)	(27,070)
Balances at December 31, 2021(1)	2,000	106,926	427,145	10,153	546,224
Net income	—	—	44,419	—	44,419
Other comprehensive loss, net of tax	—	—	—	(132,713)	(132,713)
Cash dividend to RiverSource Life Insurance Company	—	—	(63,000)	—	(63,000)
Balances at December 31, 2022(1)	2,000	106,926	408,564	(122,560)	394,930
Net income	—	—	46,567	—	46,567
Other comprehensive income, net of tax	—	—	—	32,600	32,600
Cash dividend to RiverSource Life Insurance Company	—	—	(50,000)	—	(50,000)
Balances at December 31, 2023	$2,000	$106,926	$405,131	$(89,960)	$424,097

(1)	Certain prior period amounts have been restated. See Note 3 for more information.

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF CASH FLOWS

(in thousands)

Years Ended December 31,	2023	2022(1)	2021(1)
Cash Flows from Operating Activities
Net income	$46,567	$44,419	$100,228
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation, amortization and accretion, net	2,049	2,971	2,903
Deferred income tax (benefit) expense	(1,519)	(4,674)	112
Contractholder and policyholder charges, non-cash	(27,744)	(27,193)	(26,825)
(Gain) loss from equity method investments	(72)	96	(44)
Net realized investment (gains) losses	431	1,918	(11,901)
Impairments and provision for loan losses	(618)	1,534	321
Changes in operating assets and liabilities:
Deferred acquisition costs	7,105	6,074	1,783
Policyholder account balances, future policy benefits and claims, and market risk benefits, net	(42,580)	(46,805)	(89,204)
Derivatives, net of collateral	(36,844)	(136,006)	93,328
Reinsurance recoverables	(4,765)	(9,928)	(3,151)
Receivables	553	5,261	(5,580)
Accrued investment income	(654)	(1,282)	213
Current income tax, net	(3,253)	3,339	(19,210)
Other, net	4,121	3,254	12,338
Net cash provided by (used in) operating activities	(57,223)	(157,022)	55,311

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	902	152,436	15,898
Maturities, sinking fund payments and calls	115,763	229,741	322,473
Purchases	(120,653)	(356,097)	(361,731)
Proceeds from maturities and repayments of mortgage loans	15,195	12,845	18,041
Funding of mortgage loans	(2,626)	(14,299)	(5,700)
Proceeds from sales of other investments	22	—	47
Purchase of other investments	—	(131)	(9)
Change in policy loans, net	(2,824)	1,277	(3,356)
Net cash provided by (used in) investing activities	5,779	25,772	(14,337)

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	105,284	92,918	119,937
Net transfers from (to) separate accounts	(5,907)	(3,275)	(13,581)
Surrenders and other benefits	(132,933)	(90,640)	(91,215)
Proceeds from line of credit with Ameriprise Financial, Inc.	—	—	5,800
Payments on line of credit with Ameriprise Financial, Inc.	—	—	(5,800)
Cash received for purchased options with deferred premiums	10,823	30,753	53,361
Cash paid for purchased options with deferred premiums	(501)	(983)	(1,248)
Cash dividends to RiverSource Life Insurance Company	(50,000)	(63,000)	—
Net cash provided by (used in) financing activities	(73,234)	(34,227)	67,254
Net increase (decrease) in cash and cash equivalents	(124,678)	(165,477)	108,228
Cash and cash equivalents at beginning of period	204,760	370,237	262,009
Cash and cash equivalents at end of period	$80,082	$204,760	$370,237
Supplemental Disclosures:
Income taxes paid (received), net	$12,777	$10,115	$42,497

(1)	Certain prior period amounts have been restated. See Note 3 for more information.

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Co. of New York (the “Company”) is a stock life insurance company which is domiciled and holds a Certificate of Authority in the State of New York. The Company is a wholly owned subsidiary of RiverSource Life Insurance Company (“RiverSource Life”), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”). The Company issues insurance and annuity products to customers in the State of New York.

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by the New York State Department of Financial Services (“New York Department”) (the Company’s primary regulator) as described in Note 15. Certain reclassifications of prior period amounts have been made to conform with the current presentation.

The Company evaluated events or transactions that occurred after the balance sheet date for potential recognition or disclosure through April 19, 2024, the date the financial statements were issued. No subsequent events or transactions requiring recognition or disclosure were identified.

The Company’s principal products are variable annuities, universal life (“UL”) insurance, including indexed universal life (“IUL”) and variable universal life (“VUL”) insurance, which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with UL products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add an optional guaranteed minimum death benefit (“GMDB”) rider to their contract.

The Company also offers payout annuities, term life insurance and disability income (“DI”) insurance.

The Company’s business is sold through the advisor network of Ameriprise Financial Services, LLC (“AFS”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Company adopted Accounting Standards Update (“ASU”), Financial Services – Insurance – Targeted Improvements to the Accounting for Long-Duration Contracts (“ASU 2018-12”), effective January 1, 2023 with a transition date of January 1, 2021. The significant accounting policies for market risk benefits (“MRB”); deferred acquisition costs (“DAC”); deferred sales inducement costs (“DSIC”); reinsurance; policyholder account balances, future policy benefits and claims; and unearned revenue liability were added or updated as a result of adopting the new accounting standard. See Note 3 for additional information related to the transition approach and adoption impact.

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the financial statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and the recognition of credit losses or impairments, valuation of derivative instruments, future policy benefits, market risk benefits, and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss) (“AOCI”), net of impacts to benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Statements of Income upon disposition of the securities.

Available-for-Sale securities are impaired when the fair value of an investment is less than its amortized cost. When an Available-for-Sale security is impaired, the Company first assesses whether or not: (i) it has the intent to sell the security (i.e., made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, the Company recognizes an impairment by reducing the book value of the security for the difference between the investment’s amortized cost and its fair value with a corresponding charge to earnings. Subsequent increases in the fair value of Available-for-Sale securities that occur in periods after a write-down has occurred are recorded as unrealized gains in other comprehensive income (loss) (“OCI”), while subsequent decreases in fair value would continue to be recorded as reductions of book value with a charge to earnings.

For securities that do not meet the above criteria, the Company determines whether the decrease in fair value is due to a credit loss or due to other factors. The amount of impairment due to credit-related factors, if any, is recognized as an allowance for credit losses with a related charge to net realized investment gains (losses). The allowance for credit losses is limited to the amount by which the security’s amortized cost basis exceeds its fair value. The amount of the impairment related to other factors is recognized in OCI.

RiverSource Life Insurance Co. of New York

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are due to credit-related factors include: (i) the extent to which the market value is below amortized cost; (ii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iii) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors.

If through subsequent evaluation there is a sustained increase in cash flows expected, both the allowance and related charge to earnings may be reversed to reflect the increase in expected principal and interest payments.

In order to determine the amount of the credit loss component for corporate debt securities, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure. When assessing potential credit-related impairments for structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers credit-related factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections.

Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for Available-for-Sale securities. Accrued interest on Available-for-Sale securities is recorded as earned in Accrued investment income. Available-for-Sale securities are generally placed on nonaccrual status when the accrued balance becomes 90 days past due or earlier based on management’s evaluation of the facts and circumstances of each security under review. All previously accrued interest is reversed through Net investment income.

Financing Receivables

Financing receivables are comprised of mortgage loans and policy loans.

Mortgage Loans

Mortgage loans are loans on commercial properties that are originated by the Company and are recorded at amortized cost less the allowance for loan losses.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on mortgage loans is recorded in Net investment income.

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on policy loans is recorded in Net investment income.

Allowance for Credit Losses

The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets to present the net amount expected to be collected over the asset’s expected life, considering past events, current conditions and reasonable and supportable forecasts of future economic conditions. Estimates of expected credit losses consider both historical charge-off and recovery experience as well as current economic conditions and management’s expectation of future charge-off and recovery levels. Expected losses related to risks other than credit risk are excluded from the allowance for credit losses. The allowance for credit losses is measured and recorded upon initial recognition of the loan, regardless of whether it is originated or purchased.

The allowance for credit losses for mortgage loans utilizes a probability of default and loss severity approach to estimate lifetime expected credit losses. Actual historical default and loss severity data is adjusted for current conditions and reasonable and supportable forecasts of future economic conditions to develop the probability of default and loss severity assumptions that are applied to the amortized cost basis of the loans over the expected life of each portfolio. The allowance for credit losses on mortgage loans is recorded through provisions charged to Net realized investment gains (losses) and is reduced/increased by net charge-offs/recoveries.

Management determines the adequacy of the allowance for credit losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios, and occupancy rates, along with reasonable and supportable forecasts of economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change. While the Company may attribute portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses expected over the life of the loan portfolio.

RiverSource Life Insurance Co. of New York

Nonaccrual Loans

Mortgage loans are placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for mortgage loans.

Loan Modifications

A loan is modified when the Company makes certain concessionary modifications to contractual terms such as principal forgiveness, interest rate reductions, other-than-insignificant payment delays, and/or term extensions in an attempt to make the loan more affordable to a borrower experiencing financial difficulties. Generally, performance prior to the modification or significant events that coincide with the modification are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the modification or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Charge-off and Foreclosure

Charge-offs are recorded when the Company concludes that all or a portion of the mortgage loan is uncollectible. Factors used by the Company to determine whether all amounts due on mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location.

If it is determined that foreclosure on a mortgage loan is probable and the fair value is less than the current loan balance, expected credit losses are measured as the difference between the amortized cost basis of the asset and fair value less estimated costs to sell, if applicable. Upon foreclosure, the mortgage loan and related allowance are reversed, and the foreclosed property is recorded as real estate owned within Other assets.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less.

Reinsurance

The Company cedes insurance risk to other insurers under reinsurance agreements.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums paid for traditional life, long term care (“LTC”) and DI insurance and life contingent payout annuities, net of the change in any prepaid reinsurance asset, are reported as a reduction of Premiums. Reinsurance recoveries are reported as components of Benefits, claims, losses and settlement expenses.

UL and VUL reinsurance premiums are reported as a reduction of Policy and contract charges. In addition, for UL and VUL insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset and amortized based on estimated gross profits over the period the reinsurance policies are in-force. Changes in the net cost of reinsurance are reflected as a component of Policy and contract charges.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded within Reinsurance recoverables, net of the allowance for credit losses. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term. The allowance for credit losses related to reinsurance recoverable is based on applying observable industry data including insurer ratings, default and loss severity data to the Company’s reinsurance recoverable balances. Management evaluates the results of the calculation and considers differences between the industry data and the Company’s data. Such differences include that the Company has no actual history of significant losses and that industry data may contain non-life insurers. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change given the long-term nature of these receivables. The allowance for credit losses on reinsurance recoverable is recorded through provisions charged to Benefits, claims, losses and settlement expenses.

The Company also assumes life insurance risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within Policyholder account balances, future policy benefits and claims.

See Note 9 for additional information on reinsurance.

RiverSource Life Insurance Co. of New York

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in Other assets or Other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Income with the corresponding change in the hedged asset or liability.

The equity component of IUL obligations is considered an embedded derivative. Additionally, certain annuities contain guaranteed minimum accumulation benefits (“GMAB”), guaranteed minimum withdrawal benefits (“GMWB”) and GMDB provisions. These provisions are accounted for as market risk benefits under ASU 2018-12.

See Note 13 for information regarding the Company’s fair value measurement of derivative instruments and Note 17 for the impact of derivatives on the Statements of Income.

Market Risk Benefits

Market risk benefits are contracts or contract features that both provide protection to the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. Market risk benefits include certain contract features on variable annuity products that provide minimum guarantees to contractholders. Guarantees accounted for as market risk benefits include GMDB, guaranteed minimum income benefit (“GMIB”), GMWB and GMAB. If a contract contains multiple market risk benefits, those market risk benefits are bundled together as a single compound market risk benefit.

Market risk benefits are measured at fair value, at the individual contract level, using a non-option-based valuation approach or an option-based valuation approach dependent upon the fee structure of the contract. Changes in fair value are recognized in net income each period with the exception of the portion of the change in fair value due to a change in the instrument-specific credit risk, which is recognized in OCI.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to Ameriprise Financial’s advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as write-offs. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other DAC amortization assumptions, such as persistency, mortality, morbidity, and variable annuity benefit utilization each quarter and, when assessed independently, each could impact the Company’s DAC balances. Unamortized DAC are reduced for actual experience in excess of expected experience.

The analysis of DAC balances and the corresponding amortization considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

DAC are amortized on a constant-level basis for the grouped contracts over the expected contract term to approximate straight-line amortization. Contracts are grouped by contract type and issue year into cohorts consistent with the grouping used in estimating the associated liability for future policy benefits. DAC related to all long-duration product types (except for life contingent payout annuities) are grouped on a calendar-year annual basis for each legal entity. Further disaggregation is reported

RiverSource Life Insurance Co. of New York

for any contracts that include an additional liability for death or other insurance benefit. DAC related to life contingent payout annuities are grouped on a calendar-year annual basis for each legal entity for policies issued prior to 2021 and on a quarterly basis for each legal entity thereafter.

DAC related to annuity products (including variable deferred annuities, fixed deferred annuities, and life contingent payout annuities) are amortized based on initial premium. DAC related to life insurance products (including UL insurance, VUL insurance, IUL insurance, term life insurance, and whole life insurance) are amortized based on original specified amount (i.e., face amount). DAC related to DI insurance are amortized based on original monthly benefit.

The accounting contract term for annuity products (except for life contingent payout annuities) is the projected accumulation period. Life contingent payout annuities are amortized over the period which annuity payments are expected to be paid. The accounting contract term for life insurance products is the projected life of the contract. DI insurance is amortized over the projected life of the contract, including the claim paying period.

Deferred Sales Inducement Costs

Deferred sales inducements are contract features that are intended to attract new customers or to persuade existing customers to keep their current policy. Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized on a constant-level basis using the same methodology and assumptions used to amortize DAC on a constant-level basis. DSIC are recorded in Other assets and amortization of DSIC is recorded in Benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities

Separate account assets represent funds held for the benefit of and Separate account liabilities represent the obligation to the variable annuity contractholders and variable life insurance policyholders who have a contractual right to receive the benefits of their contract or policy and bear the related investment risk. Gains and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Statements of Income. Separate account assets are recorded at fair value and Separate account liabilities are equal to the assets recognized.

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the benefits associated with non-traditional and traditional long-duration products. Non-traditional long-duration products include variable annuity contracts, fixed annuity contracts and UL and VUL policies. Traditional long-duration products include term life, whole life, DI, and LTC insurance products and life contingent payout annuity products.

Non-Traditional Long-Duration Products

The liabilities for non-traditional long-duration products include fixed account values on variable and fixed annuities and UL and VUL policies, non-life contingent payout annuities, liabilities for guaranteed benefits associated with variable annuities and embedded derivatives for IUL products.

Liabilities for fixed account values on variable and fixed deferred annuities and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges. The liability for non-life contingent payout annuities is recognized as the present value of future payments using the effective yield at inception of the contract.

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined at the reporting date by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g., cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 10 for information regarding the liability for contracts with secondary guarantees. Liabilities for IUL products are equal to the accumulation of host contract values, guaranteed benefits, and the fair value of embedded derivatives.

See Note 12 for information regarding variable annuity guarantees.

Embedded Derivatives

The fair value of embedded derivatives related to IUL fluctuates based on equity markets and interest rates and the estimate of the Company’s nonperformance risk and is recorded in Policyholder account balances, future policy benefits and claims. See Note 13 for information regarding the fair value measurement of embedded derivatives.

RiverSource Life Insurance Co. of New York

Traditional Long-Duration Products

The liabilities for traditional long-duration products include cash flows related to unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI, LTC, and life contingent payout annuity policies as claims are incurred in the future. The claim liability (also referred to as disabled life reserve) is presented together as one liability for future policy benefits.

A liability for future policy benefits, which is the present value of estimated future policy benefits to be paid to or on behalf of policyholders and certain related expenses less the present value of estimated future net premiums to be collected from policyholders, is accrued as premium revenue is recognized. Expected insurance benefits are accrued over the life of the contract in proportion to premium revenue recognized (referred to as the net premium approach). The net premium ratio reflects cash flows from contract inception to contract termination (i.e., through the claim paying period) and cannot exceed 100%.

Assumptions utilized in the net premium approach, including mortality, morbidity, and terminations, are reviewed as part of experience studies at least annually or more frequently if suggested by evidence. Expense assumptions and actual expenses are updated within the net premium calculation consistent with other policyholder assumptions.

The updated cash flows used in the calculation are discounted using a forward rate curve. The discount rate represents an upper-medium-grade (i.e., low credit risk) fixed-income instrument yield (i.e., an A rating) that reflects the duration characteristics of the liability. Discount rates are locked in annually, at the end of each year for all products, except life contingent payout annuities, and calculated as the monthly average discount rate curves for the year. For life contingent payout annuities, the discount rates are locked in quarterly at the end of each quarter based on the average of the three months for the quarter.

The liability for future policy benefits will be updated for actual experience at least on an annual basis and concurrent with changes to cash flow assumptions. When net premiums are updated for cash flow changes, the estimated cash flows over the entire life of a group of contracts are updated using historical experience and updated future cash flow assumptions.

The revised net premiums are used to calculate an updated liability for future policy benefits as of the beginning of the reporting period, discounted at the original locked in rate (i.e., contract issuance rate). The updated liability for future policy benefits as of the beginning of the reporting period is then compared with the carrying amount of the liability as of that date prior to updating cash flow assumptions to determine the current period remeasurement gain or loss reflected in current period earnings. The revised net premiums are then applied as of the beginning of the quarter to calculate the benefit expense for the current reporting period.

The difference between the updated carrying amount of the liability for future policy benefits measured using the current discount rate assumption and the original discount rate assumption is recognized in OCI. The interest accretion rate remains the original discount rate used at contract issue date.

If the updating of cash flow assumptions results in the present value of future benefits and expenses exceeding the present value of future gross premiums, a charge to net income is recorded for the current reporting period such that net premiums are set equal to gross premiums. In subsequent periods, the liability for future policy benefits is accrued with net premiums set equal to gross premiums.

Contracts (except for life contingent payout annuities sold subsequent to December 31, 2020) are grouped into cohorts by contract type and issue year, as well as by legal entity and reportable segment. Life contingent payout annuities sold in periods beginning in 2021 are grouped into quarterly cohorts.

See Note 10 for information regarding the liabilities for traditional long-duration products.

Deferred Profit Liability

For limited-payment products, gross premiums received in excess of net premiums are deferred at initial recognition as a deferred profit liability (“DPL”). Gross premiums are measured using assumptions consistent with those used in the measurement of the liability for future policy benefits, including discount rate, mortality, lapses and expenses.

The DPL is amortized and recognized as premium revenue in proportion to expected future benefit payments from annuity contracts. Interest is accreted on the balance of the DPL using the discount rate determined at contract issuance. The Company reviews and updates its estimate of cash flows from the DPL at the same time as the estimates of cash flows for the liability for future policy benefits. When cash flows are updated, the updated estimates are used to recalculate the DPL at contract issuance. The recalculated DPL as of the beginning of the current reporting period is compared to the carrying amount of the DPL as of the beginning of the current reporting period, and any difference is recognized as either a charge or credit to premium revenue.

DPL is recorded in Policyholder account balances, future policy benefits and claims and included as a reconciling item within Note 10.

Unearned Revenue Liability

The Company’s UL and VUL policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized consistent with DAC amortization

RiverSource Life Insurance Co. of New York

factors. The unearned revenue liability is recorded in Other liabilities and the amortization is recorded in Policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded. The controlled group for which the Company is a member is an applicable corporation with regard to the corporate alternative minimum tax (“CAMT”) and is therefore required to compute the CAMT. In accordance with the tax sharing agreement, Ameriprise Financial will be liable for any CAMT liability and expense.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the financial statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 19 for additional information on the Company’s valuation allowance.

Changes in tax rates and tax law are accounted for in the period of enactment. Deferred tax assets and liabilities are adjusted for the effect of a change in tax laws or rates and the effect is included in net income.

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and life contingent payout annuities are net of reinsurance ceded and are recognized as revenue when due.

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and updated future payment assumptions and a catch-up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.

Mortality and expense risk fees are based on a percentage of the fair value of assets held in the Company’s separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges, cost of insurance charges on UL and VUL insurance and contract charges (net of reinsurance premiums and cost of reinsurance for UL insurance products) and surrender charges on annuities and UL and VUL insurance are recognized as revenue when assessed.

Realized gains and losses on the sale of securities, other than equity method investments, are recognized using the specific identification method, on a trade date basis.

Fees received under marketing support and distribution services arrangements are recognized as revenue when earned.

See Note 4 for further discussion of accounting policies on revenue from contracts with customers.

3. RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Financial Instruments — Credit Losses — Troubled Debt Restructurings and Vintage Disclosures

In March 2022, the Financial Accounting Standards Board (“FASB”) proposed amendments to ASU 2016-13, Financial Instruments — Credit Losses: Measurement of Credit Losses on Financial Instruments (“Topic 326”). The update removes the recognition and measurement guidance for Troubled Debt Restructurings (“TDRs”) by creditors in Subtopic 310-40,

RiverSource Life Insurance Co. of New York

Receivables — Troubled Debt Restructurings by Creditors, and modifies the disclosure requirements for certain loan refinancing and restructuring by creditors when a borrower is experiencing financial difficulty. Rather than applying the recognition and measurement for TDRs, an entity must apply the loan refinancing and restructuring guidance to determine whether a modification results in a new loan or a continuation of an existing loan. The update also requires entities to disclose current-period gross write-offs by year of origination for financing receivables and net investments in leases within the scope of Subtopic 326-20, Financial Instruments — Credit Losses — Measured at Amortized Cost. The amendments are to be applied prospectively, but entities may apply a modified retrospective transition for changes to the recognition and measurement of TDRs. For entities that have adopted Topic 326, the amendments are effective for interim and annual periods beginning after December 15, 2022. The Company adopted the standard on January 1, 2023. The adoption of this update did not have an impact on the Company’s financial condition and results of operations and modifications to disclosures are immaterial in the current period.

Financial Services — Insurance — Targeted Improvements to the Accounting for Long-Duration Contracts

In August 2018, the FASB updated the accounting standard related to long-duration insurance contracts (ASU 2018-12). The guidance changes elements of the measurement models and disclosure requirements for an insurer’s long-duration insurance contract benefits and acquisition costs by expanding the use of fair value accounting to certain contract benefits, requiring updates, if any, and at least annually, to assumptions used to measure liabilities for future policy benefits, changing the amortization pattern of deferred acquisition costs to a constant-level basis and removing certain shadow adjustments previously recorded in AOCI. Adoption of the accounting standard did not impact overall cash flows or regulatory capital requirements.

When the Company adopted the standard effective January 1, 2023 with a transition date of January 1, 2021 (the “transition date”), opening equity was adjusted for the adoption impacts to retained earnings and AOCI and prior periods presented (i.e. 2021 and 2022) were restated. The adoption impact as of January 1, 2021 was a reduction in total equity of $76 million, of which $23 million and $53 million were reflected in retained earnings and AOCI, respectively.

The following table presents the effects of the adoption of the above new accounting standard to the Company’s previously reported Balance Sheets:

(in thousands)	As Filed December 31, 2022	Adjustment	Post-adoption December 31, 2022	As Filed December 31, 2021	Adjustment	Post-adoption December 31, 2021

Assets
Market risk benefits	$—	$64,498	$64,498	$—	$36,740	$36,740
Reinsurance recoverables (allowance for credit losses: 2022, $3,500; 2021, $5,400)	189,465	6,082	195,547	184,971	57,016	241,987
Deferred acquisition costs	214,324	(40,286)	174,038	175,258	4,854	180,112
Other assets	198,981	(4,072)	194,909	406,002	9,404	415,406
Total assets	$6,798,860	$26,222	$6,825,082	$8,644,453	$108,014	$8,752,467

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$1,997,633	$(47,637)	$1,949,996	$2,106,471	$(2,928)	$2,103,543
Market risk benefits	—	68,635	68,635	—	129,715	129,715
Other liabilities	182,723	(2,092)	180,631	526,623	14,101	540,724
Total liabilities	6,411,246	18,906	6,430,152	8,065,355	140,888	8,206,243

Shareholder’s Equity:
Retained earnings	386,646	21,918	408,564	420,377	6,768	427,145
Accumulated other comprehensive income (loss), net of tax	(107,958)	(14,602)	(122,560)	49,795	(39,642)	10,153
Total shareholder’s equity	387,614	7,316	394,930	579,098	(32,874)	546,224
Total liabilities and shareholder’s equity	$6,798,860	$26,222	$6,825,082	$8,644,453	$108,014	$8,752,467

RiverSource Life Insurance Co. of New York

The following table presents the effects of the adoption of the above new accounting standard to the Company’s previously reported Statements of Income:

	Years Ended December 31,
(in thousands)	As Filed 2022	Adjustment	Post-adoption 2022	As Filed 2021	Adjustment	Post-adoption 2021
Revenues
Policy and contract charges	$125,459	$(163)	$125,296	$139,659	$(1,523)	$138,136
Total revenues	234,526	(163)	234,363	259,384	(1,523)	257,861
Benefits and Expenses
Benefits, claims, losses and settlement expenses	107,180	(69,186)	37,994	84,589	(42,108)	42,481
Remeasurment (gains) losses of future policy benefit reserves	—	2,225	2,225	—	55	55
Change in fair value of market risk benefits	—	40,393	40,393	—	(8,080)	(8,080)
Amortization of deferred acquisition costs	8,919	6,610	15,529	6,296	9,678	15,974
Other insurance and operating expenses	34,217	618	34,835	35,838	801	36,639
Total benefits and expenses	201,904	(19,340)	182,564	173,888	(39,654)	134,234
Pretax income (loss)	32,622	19,177	51,799	85,496	38,131	123,627
Income tax provision (benefit)	3,353	4,027	7,380	15,392	8,007	23,399
Net income	$29,269	$15,150	$44,419	$70,104	$30,124	$100,228

The adoption of the standard did not affect the previously reported totals for net cash flows provided by (used in) operating, investing, or financing activities.

Future Adoption of New Accounting Standards

Segment Reporting — Improvements to Reportable Segment Disclosures

In November 2023, the FASB issued ASU 2023-07, Improvements to Reportable Segment Disclosures, updating reportable segment disclosure requirements in accordance with Topic 280, Segment Reporting (“Topic 280”), primarily through enhanced disclosures about significant segment expenses. In addition, the amendments enhance interim disclosure requirements, clarify circumstances in which an entity can disclose multiple segment measures of profit or loss and contain other disclosure requirements. The amendments also expand Topic 280 disclosures to public entities with one reportable segment. The amendments are effective for annual periods beginning after December 15, 2023, and interim periods beginning after December 15, 2024. Early adoption is permitted. The Company is assessing changes to the segment related disclosures resulting from the standard. The adoption of the standard will not have an impact on the Company’s financial condition and results of operations as the standard is disclosure-related only.

Income Taxes — Improvements to Income Tax Disclosures

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures, updating the accounting standards related to income tax disclosures, primarily focused on the disaggregation of income taxes paid and the rate reconciliation table. The standard is to be applied prospectively with an option for retrospective application and is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Company is assessing changes to the income tax related disclosures resulting from the standard. The adoption of the standard will not have an impact on the Company’s financial condition and results of operations as the standard is disclosure-related only.

RiverSource Life Insurance Co. of New York

4. REVENUE FROM CONTRACTS WITH CUSTOMERS

The following table presents disaggregated revenue from contracts with customers and a reconciliation to total revenues reported on the Statements of Income:

	Years Ended December 31,
(in thousands)	2023	2022	2021
Policy and contract charges
Affiliated (from Columbia Management Investment Distributors, Inc.)	$9,193	$9,762	$11,402
Unaffiliated	850	829	936
Total	10,043	10,591	12,338
Other revenues
Administrative fees
Affiliated (from Columbia Management Investment Services, Corp.)	2,317	2,474	2,908
Unaffiliated	1,029	1,019	1,127
	3,346	3,493	4,035
Other fees
Affiliated (from Columbia Management Investment Advisers, LLC (“CMIA”) and Columbia Wanger Asset Management, LLC)	18,482	19,845	22,969
Unaffiliated	230	232	282
	18,712	20,077	23,251
Total	22,058	23,570	27,286
Total revenue from contracts with customers	32,101	34,161	39,624
Revenue from other sources(1)	219,936	200,202	218,237
Total revenues	$252,037	$234,363	$257,861

(1)	Amounts primarily consist of revenue associated with insurance and annuity products and investment income from financial instruments.

The following discussion describes the nature, timing, and uncertainty of revenues and cash flows arising from the Company’s contracts with customers.

Policy and Contract Charges

The Company earns revenue for providing distribution-related services to affiliated and unaffiliated mutual funds that are available as underlying investments in its variable annuity and variable life insurance products. The performance obligation is satisfied at the time the mutual fund is distributed. Revenue is recognized over the time the mutual fund is held in the variable product and is generally earned based on a fixed rate applied, as a percentage, to the net asset value of the fund. The revenue is not recognized at the time of sale because it is variably constrained due to factors outside the Company’s control, including market volatility and how long the fund(s) remain in the insurance policy or annuity contract. The revenue will not be recognized until it is probable that a significant reversal will not occur. These fees are accrued and collected on a monthly basis.

Other Revenues

Administrative Fees

The Company earns revenue for providing customer support, contract servicing and administrative services for affiliated and unaffiliated mutual funds that are available as underlying instruments in its variable annuity and variable life insurance products. The transfer agent and administration revenue is earned daily based on a fixed rate applied, as a percentage, to assets under management. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Other Fees

The Company earns revenue for providing affiliated and unaffiliated partners an opportunity to educate the financial advisors of its affiliate, AFS, that sell the Company’s products as well as product and marketing personnel to support the offer, sale and servicing of funds within the Company’s variable annuity and variable life insurance products. These payments allow the parties to train and support the advisors, explain the features of their products, and distribute marketing and educational materials. The affiliated revenue is earned based on a rate, updated at least annually, which is applied, as a percentage, to the market value of assets invested. The unaffiliated revenue is earned based on a fixed rate applied, as a percentage, to the market value of assets invested. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Receivables

Receivables for revenue from contracts with customers are recognized when the performance obligation is satisfied and the Company has an unconditional right to the revenue. Receivables related to revenues from contracts with customers were $2.9 million as of both December 31, 2023 and 2022.

RiverSource Life Insurance Co. of New York

5. VARIABLE INTEREST ENTITIES

The Company invests in structured investments which are considered variable interest entities (“VIEs”) for which it is not the sponsor. These structured investments typically invest in fixed income instruments and are managed by third parties and include asset backed securities and commercial and residential mortgage backed securities. The Company classifies these investments as Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the size of the Company’s investment in the entities and position in the capital structure of these entities. The Company’s maximum exposure to loss as a result of its investment in these structured investments is limited to its amortized cost. The Company has no obligation to provide financial or other support to the structured investments beyond its investment nor has the Company provided any support to the structured investments. See Note 6 for additional information on these structured investments.

6. INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2023
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
Fixed maturities:
Corporate debt securities	$951,360	$25,060	$(54,874)	$(365)	$921,181
Residential mortgage backed securities	290,104	187	(37,468)	—	252,823
Commercial mortgage backed securities	322,845	—	(33,099)	—	289,746
State and municipal obligations	83,146	7,417	(452)	—	90,111
Asset backed securities	31,919	467	(1,648)	—	30,738
Foreign government bonds and obligations	638	84	—	—	722
U.S. government and agency obligations	220	—	—	—	220
Total	$1,680,232	$33,215	$(127,541)	$(365)	$1,585,541

	December 31, 2022
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
Fixed maturities:
Corporate debt securities	$905,629	$13,188	$(85,717)	$(572)	$832,528
Residential mortgage backed securities	310,338	27	(41,976)	—	268,389
Commercial mortgage backed securities	340,684	—	(39,053)	—	301,631
State and municipal obligations	86,002	6,539	(781)	—	91,760
Asset backed securities	34,959	1,033	(2,552)	—	33,440
Foreign government bonds and obligations	747	68	(35)	—	780
U.S. government and agency obligations	216	—	(1)	—	215
Total	$1,678,575	$20,855	$(170,115)	$(572)	$1,528,743

As of December 31, 2023 and 2022, accrued interest of $14.9 million and $14.2 million, respectively, is excluded from the amortized cost basis of Available-for-Sale securities in the tables above and is recorded in Accrued investment income.

As of December 31, 2023 and 2022, fixed maturity securities comprised approximately 89% and 88%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. As of December 31, 2023 and 2022, $15.8 million and $21.9 million, respectively, of securities were internally rated by CMIA, an affiliate of the Company, using criteria similar to those used by NRSROs.

RiverSource Life Insurance Co. of New York

A summary of fixed maturity securities by rating was as follows:

	December 31, 2023			December 31, 2022
Ratings (in thousands, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$355,286	$319,280	20%	$681,243	$598,313	39%
AA	344,046	315,804	20	62,194	68,657	5
A	175,912	179,826	11	128,524	128,819	8
BBB	762,945	731,081	46	749,531	681,552	45
Below investment grade	42,043	39,550	3	57,083	51,402	3
Total fixed maturities	$1,680,232	$1,585,541	100%	$1,678,575	$1,528,743	100%

As of December 31, 2023, approximately 75% of securities rated AA were GNMA, FNMA and FHLMC mortgage backed securities. These issuers were downgraded in the third quarter of 2023 from AAA to AA due to the downgrade of the U.S. Government long-term credit rating. As of December 31, 2022, approximately 42% of securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any issuer were greater than 10% of the Company’s total shareholder’s equity as of both December 31, 2023 and 2022.

The following tables summarize the fair value and gross unrealized losses on Available-for-Sale securities, aggregated by major investment type and the length of time that individual securities have been in a continuous unrealized loss position for which no allowance for credit losses has been recorded:

	December 31, 2023
	Less than 12 months			12 months or more			Total
Description of Securities (in thousands, except number of securities)	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	17	$75,331	$(1,862)	176	$518,163	$(53,012)	193	$593,494	$(54,874)
Residential mortgage backed securities	5	3,800	(48)	57	242,301	(37,420)	62	246,101	(37,468)
Commercial mortgage backed securities	1	7,423	(216)	97	282,323	(32,883)	98	289,746	(33,099)
State and municipal obligations	3	2,700	(113)	10	6,501	(339)	13	9,201	(452)
Asset backed securities	—	—	—	15	22,384	(1,648)	15	22,384	(1,648)
U.S. government and agency obligations	1	220	—	—	—	—	1	220	—
Total	27	$89,474	$(2,239)	355	$1,071,672	$(125,302)	382	$1,161,146	$(127,541)

	December 31, 2022
	Less than 12 months			12 months or more			Total
Description of Securities (in thousands, except number of securities)	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	190	$533,591	$(39,382)	49	$169,667	$(46,335)	239	$703,258	$(85,717)
Residential mortgage backed securities	64	115,585	(9,029)	6	151,248	(32,947)	70	266,833	(41,976)
Commercial mortgage backed securities	94	245,420	(27,630)	10	56,211	(11,423)	104	301,631	(39,053)
State and municipal obligations	14	8,637	(738)	1	207	(43)	15	8,844	(781)
Asset backed securities	15	26,559	(2,552)	—	—	—	15	26,559	(2,552)
U.S. government and agency obligations	1	215	(1)	—	—	—	1	215	(1)
Foreign government bonds and obligations	—	—	—	1	71	(35)	1	71	(35)
Total	378	$930,007	$(79,332)	67	$377,404	$(90,783)	445	$1,307,411	$(170,115)

As part of the Company’s ongoing monitoring process, management determined that the decrease in gross unrealized losses on its Available-for-Sale securities for which an allowance for credit losses has not been recognized during the year ended December 31, 2023 is primarily attributable to the impact of lower interest rates and tighter credit spreads. The Company did not recognize these unrealized losses in earnings because it was determined that such losses were due to non-credit factors. The Company does not intend to sell these securities and does not believe that it is more likely than not that the Company will be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. As of December 31, 2023 and 2022, approximately 91% and 89%, respectively, of the total of Available-for-Sale securities with gross unrealized losses were considered investment grade.

RiverSource Life Insurance Co. of New York

The following table presents a rollforward of the allowance for credit losses on Available-for-Sale securities:

(in thousands)	Corporate Debt Securities
Balance at January 1, 2021	$739
Additional increases (decreases) on securities that had an allowance recorded in a previous period	(104)
Charge-offs	(635)
Balance at December 31, 2021	—
Additions for which credit losses were not previously recorded	572
Balance at December 31, 2022	572
Additions for which credit losses were not previously recorded	365
Reductions for securities sold during the period (realized)	(458)
Additional increases (decreases) on securities that had an allowance recorded in a previous period	(114)
Balance at December 31, 2023	$365
Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in Net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in thousands)	2023	2022	2021
Gross realized investment gains	$93	$1,316	$11,923
Gross realized investment losses	(524)	(3,234)	(9)
Credit reversals (losses)	207	(572)	104
Other impairments	—	(856)	(1,641)
Total	$(224)	$(3,346)	$10,377

For the year ended December 31, 2023, net credit reversals primarily related to the reversal of a previously recorded allowance for credit losses due to the sale of a corporate debt security in the communications industry partially offset by recording an allowance for credit losses of another corporate debt security in the communications industry. For the year ended December 31, 2022, credit losses primarily related to recording an allowance for credit losses on a corporate debt security in the communications industry. For the year ended December 31, 2021, net credit reversals primarily related to decreases in an allowance for credit losses. Other impairments for the years ended December 31, 2022 and 2021 related to Available-for-Sale securities which the Company intended to sell.

See Note 18 for a rollforward of net unrealized investment gains (losses) included in AOCI.

Available-for-Sale securities by contractual maturity as of December 31, 2023 were as follows:

(in thousands)	Amortized Cost	Fair Value
Due within one year	$34,289	$34,025
Due after one year through five years	174,445	169,312
Due after five years through 10 years	185,592	170,901
Due after 10 years	641,038	637,996
	1,035,364	1,012,234
Residential mortgage backed securities	290,104	252,823
Commercial mortgage backed securities	322,845	289,746
Asset backed securities	31,919	30,738
Total	$1,680,232	$1,585,541

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

RiverSource Life Insurance Co. of New York

The following is a summary of Net investment income:

	Years Ended December 31,
(in thousands)	2023	2022	2021
Fixed maturities	$66,737	$60,796	$57,644
Mortgage loans	6,080	6,419	7,223
Other investments	13,384	6,926	2,411
	86,201	74,141	67,278
Less: investment expenses	1,616	1,932	1,909
Total	$84,585	$72,209	$65,369

7. FINANCING RECEIVABLES

Financing receivables are comprised of mortgage loans and policy loans. See Note 2 for information regarding the Company’s accounting policies related to financing receivables and the allowance for credit losses.

Allowance for Credit Losses

The following table presents a rollforward of the allowance for credit losses:

(in thousands)	Mortgage Loans
Balance at January 1, 2021	$2,075
Provisions	(1,216)
Balance at December 31, 2021	859
Provisions	106
Balance at December 31, 2022	965
Provisions	(411)
Balance at December 31, 2023	$554

As of December 31, 2023 and 2022, accrued interest on mortgage loans was $474 thousand and $516 thousand, respectively, and is recorded in Accrued investment income and excluded from the amortized cost basis of mortgage loans.

Credit Quality Information

There were no nonperforming loans as of both December 31, 2023 and 2022. All loans were considered to be performing.

Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on mortgage loans. Loan-to-value ratio is the primary credit quality indicator included in this review.

Based on this review, the mortgage loans are assigned an internal risk rating, which management updates when credit risk changes. There were no mortgage loans which management has assigned its highest risk rating as of both December 31, 2023 and 2022. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. There were no mortgage loans past due as of both December 31, 2023 and 2022.

The tables below present the amortized cost basis of mortgage loans by year of origination and loan-to-value ratio:

	December 31, 2023
(in thousands)	2023	2022	2021	2020	2019	Prior	Total
Loan-to-Value Ratio
>100%	$—	$—	$—	$—	$—	$—	$—
80% – 100%	—	—	—	1,988	—	2,118	4,106
60% – 80%	—	5,810	—	3,671	2,481	7,027	18,989
40% – 60%	—	2,350	2,433	6,546	5,466	30,058	46,853
<40%	1,488	—	2,981	8,651	10,287	52,109	75,516
Total	$1,488	$8,160	$5,414	$20,856	$18,234	$91,312	$145,464

RiverSource Life Insurance Co. of New York

	December 31, 2022
(in thousands)	2022	2021	2020	2019	2018	Prior	Total
Loan-to-Value Ratio
>100%	$—	$—	$2,003	$—	$—	$1,082	$3,085
80% – 100%	—	2,480	1,751	—	2,191	6,369	12,791
60% – 80%	7,205	1,741	5,950	6,430	1,691	2,739	25,756
40% – 60%	1,142	1,337	2,907	5,195	10,993	21,202	42,776
<40%	—	—	8,970	7,280	8,903	48,472	73,625
Total	$8,347	$5,558	$21,581	$18,905	$23,778	$79,864	$158,033

Loan-to-value ratio is based on income and expense data provided by borrowers at least annually and long-term capitalization rate assumptions based on property type. For the year ended December 31, 2023, the Company did not have any write-offs of mortgage loans.

In addition, the Company reviews the concentrations of credit risk by region and property type. Concentrations of credit risk of mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31,		December 31,
(in thousands)	2023	2022	2023	2022
Pacific	$44,912	$47,107	31%	30%
South Atlantic	25,135	30,528	17	19
Mountain	20,907	21,716	14	14
Middle Atlantic	17,055	16,994	12	11
East North Central	12,125	13,993	8	9
West North Central	10,224	11,651	7	7
West South Central	6,675	7,103	5	5
East South Central	4,904	5,274	3	3
New England	3,527	3,667	3	2
Total	$145,464	$158,033	100%	100%

Concentrations of credit risk of mortgage loans by property type were as follows:

	Loans		Percentage
	December 31,		December 31,
(in thousands)	2023	2022	2023	2022
Apartments	$45,692	$48,592	32%	31%
Retail	39,748	45,513	27	29
Industrial	27,264	26,501	19	17
Office	17,849	18,953	12	12
Mixed use	5,882	7,444	4	4
Other	9,029	11,030	6	7
Total	$145,464	$158,033	100%	100%

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

Modifications with Borrowers Experiencing Financial Difficulty

There were no modifications of financing receivables with borrowers experiencing financial difficulty by the Company during the year ended December 31, 2023.

RiverSource Life Insurance Co. of New York

8. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The following tables summarize the balances of and changes in DAC, including the January 1, 2021 adoption of ASU 2018-12.

(in thousands)	Variable Annuities	Fixed Annuities	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance
Pre-adoption balance at December 31, 2020	$112,335	$2,991	$5,204	$24,103	$10,521
Effect of shadow reserve adjustments	2,903	1,551	1,934	3,003	9,774
Post-adoption balance at January 1, 2021	115,238	4,542	7,138	27,106	20,295
Capitalization of acquisition costs	10,349	—	154	2,648	783
Amortization	(10,306)	(394)	(529)	(2,565)	(1,410)
Balance at December 31, 2021	$115,281	$4,148	$6,763	$27,189	$19,668

(in thousands)	Other Life Insurance	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Total, All Products
Pre-adoption balance at December 31, 2020	$(59)	$—	$805	$6,662	$162,562
Effect of shadow reserve adjustments	168	—	—	—	19,333
Post-adoption balance at January 1, 2021	109	—	805	6,662	181,895
Capitalization of acquisition costs	—	23	28	206	14,191
Amortization	(11)	(5)	(56)	(698)	(15,974)
Balance at December 31, 2021	$98	$18	$777	$6,170	$180,112

(in thousands)	Variable Annuities	Fixed Annuities	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance
Balance at January 1, 2022	$115,281	$4,148	$6,763	$27,189	$19,668
Capitalization of acquisition costs	5,287	—	71	3,152	547
Amortization	(9,648)	(798)	(496)	(2,470)	(1,378)
Balance at December 31, 2022	$110,920	$3,350	$6,338	$27,871	$18,837

(in thousands)	Other Life Insurance	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Total, All Products
Balance at January 1, 2022	$98	$18	$777	$6,170	$180,112
Capitalization of acquisition costs	—	87	97	214	9,455
Amortization	(10)	(4)	(60)	(665)	(15,529)
Balance at December 31, 2022	$88	$101	$814	$5,719	$174,038

(in thousands)	Variable Annuities	Fixed Annuities	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance
Balance at January 1, 2023	$110,920	$3,350	$6,338	$27,871	$18,837
Capitalization of acquisition costs	3,760	—	21	3,117	383
Amortization	(9,121)	(781)	(462)	(2,377)	(1,362)
Balance at December 31, 2023	$105,559	$2,569	$5,897	$28,611	$17,858

(in thousands)	Other Life Insurance	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Total, All Products
Balance at January 1, 2023	$88	$101	$814	$5,719	$174,038
Capitalization of acquisition costs	—	175	56	205	7,717
Amortization	(9)	(12)	(63)	(635)	(14,822)
Balance at December 31, 2023	$79	$264	$807	$5,289	$166,933

RiverSource Life Insurance Co. of New York

The following tables summarize the balances of and changes in DSIC, including the January 1, 2021 adoption of ASU 2018-12. DSIC are recorded in Other assets.

(in thousands)	Variable Annuities	Fixed Annuities	Total, All Products
Pre-adoption balance at December 31, 2020	$7,796	$800	$8,596
Effect of shadow reserve adjustments	272	552	824
Post-adoption balance at January 1, 2021	8,068	1,352	9,420
Capitalization of sales inducement costs	43	10	53
Amortization	(827)	(154)	(981)
Balance at December 31, 2021	$7,284	$1,208	$8,492

(in thousands)	Variable Annuities	Fixed Annuities	Total, All Products
Balance at January 1, 2022	$7,284	$1,208	$8,492
Capitalization of sales inducement costs	30	7	37
Amortization	(725)	(209)	(934)
Balance at December 31, 2022	$6,589	$1,006	$7,595

(in thousands)	Variable Annuities	Fixed Annuities	Total, All Products
Balance at January 1, 2023	$6,589	$1,006	$7,595
Capitalization of sales inducement costs	—	—	—
Amortization	(639)	(235)	(874)
Balance at December 31, 2023	$5,950	$771	$6,721

9. REINSURANCE

The Company reinsures a portion of its insurance risks through reinsurance agreements with unaffiliated reinsurance companies.

Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2002 and new individual UL and VUL insurance policies beginning in 2003. Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on UL and VUL policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance risk previously assumed under reinsurance arrangements with an unaffiliated insurance company.

As of December 31, 2002, the Company discontinued underwriting LTC insurance. For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to Genworth Life Insurance Company of New York (“Genworth”) and retains the remaining risk. This reinsurance arrangement applies for 1996 and later issues only, which are 89% of the Company’s total in force policies. Under these agreements, the Company has the right, but never the obligation, to recapture some, or all, of the risk ceded to Genworth.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in 2010 and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms introduced prior to 2010. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

As of December 31, 2023 and 2022, traditional life and UL insurance policies in force were $11.4 billion and $11.5 billion, respectively, of which $8.0 billion and $8.2 billion as of December 31, 2023 and 2022 were reinsured at the respective year ends.

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in thousands)	2023	2022	2021
Direct premiums	$32,254	$27,673	$26,456
Reinsurance ceded	(10,841)	(10,980)	(11,040)
Net premiums	$21,413	$16,693	$15,416

RiverSource Life Insurance Co. of New York

Policy and contract charges are presented on the Statements of Income net of $11.0 million, $10.3 million and $9.3 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2023, 2022 and 2021, respectively.

The amount of claims recovered through reinsurance on all contracts was $22.6 million, $20.4 million and $16.0 million for the years ended December 31, 2023, 2022 and 2021, respectively.

Reinsurance recoverables include approximately $156.7 million and $149.3 million related to LTC risk ceded to Genworth as of December 31, 2023 and 2022, respectively.

Policyholder account balances, future policy benefits and claims include $1.1 million and $1.2 million related to previously assumed reinsurance arrangements as of December 31, 2023 and 2022, respectively.

10. POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in thousands)	2023	2022
Policyholder account balances
Policyholder account balances	$1,322,686	$1,392,756
Future policy benefits
Liability for future policy benefits	480,237	461,095
Deferred profit liability	5,772	4,768
Additional liabilities for insurance guarantees	86,365	76,941
Other insurance and annuity liabilities	12,043	4,340
Total future policy benefits	584,417	547,144
Policy claims and other policyholders’ funds	9,896	10,096
Total policyholder account balances, future policy benefits and claims	$1,916,999	$1,949,996

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by the Company contain a GMDB. The Company previously offered contracts with GMAB, GMWB and GMIB provisions. See Note 2 and Note 12 for additional information regarding the Company’s variable annuity guarantees. See Note 13 and Note 17 for additional information regarding the Company’s derivative instruments used to hedge risks related to these guarantees.

Fixed Annuities

Fixed annuities include both deferred and payout contracts. In 2020, the Company discontinued sales of fixed deferred annuities.

Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Insurance Liabilities

UL policies accumulate cash value that increases by a fixed interest rate. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion of their account balance to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL is a UL policy that includes an indexed account. The rate of credited interest for funds allocated by a contractholder to the indexed account is linked to the performance of the specific index for the indexed account (subject to stated account parameters, which include a cap and floor, or a spread). The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account. The amount allocated by a contractholder to the indexed account creates an embedded derivative which is measured at fair value. The Company hedges the interest credited rate including equity and interest rate risk related to the indexed account with freestanding derivative instruments. See Note 17 for additional information regarding the Company’s derivative instruments used to hedge the risk related to IUL.

The Company also offers term life insurance as well as DI products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years.

Insurance liabilities include accumulation values, incurred but not reported claims, obligations for anticipated future claims, unpaid reported claims and claim adjustment expenses.

RiverSource Life Insurance Co. of New York

The balances of and changes in policyholder account balances were as follows:

(in thousands, except percentages)	Variable Annuities	Fixed Annuities	Non-Life Contingent Payout Annuities	Universal Life Insurance
Balance at January 1, 2023	$267,080	$730,919	$27,698	$90,510
Contract deposits	9,736	8,023	4,254	9,224
Policy charges	(554)	(45)	—	(12,393)
Surrenders and other benefits	(30,401)	(88,051)	(7,521)	(3,147)
Net transfer from (to) separate account liabilities	(3,010)	—	—	—
Interest credited	8,205	26,789	621	3,014
Balance at December 31, 2023	$251,056	$677,635	$25,052	$87,208
Weighted-average crediting rate	3.2%	3.9%	N/A	3.4%
Net amount at risk	N/A	N/A	N/A	$592,770
Cash surrender value(1)	$247,881	$676,453	N/A	$76,809

(in thousands, except percentages)	Variable Universal Life Insurance	Indexed Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2023	$98,080	$152,485	$25,984	$1,392,756
Contract deposits	10,495	13,828	—	55,560
Policy charges	(6,655)	(8,081)	—	(27,728)
Surrenders and other benefits	(4,774)	(3,765)	(2,477)	(140,136)
Net transfer from (to) separate account liabilities	(2,897)	—	—	(5,907)
Interest credited	3,728	4,810	974	48,141
Balance at December 31, 2023	$97,977	$159,277	$24,481	$1,322,686
Weighted-average crediting rate	4.0%	2.0%	4.0%
Net amount at risk	$3,049,078	$951,825	$10,233
Cash surrender value(1)	$69,218	$135,122	$18,716

(in thousands, except percentages)	Variable Annuities	Fixed Annuities	Non-Life Contingent Payout Annuities	Universal Life Insurance
Balance at January 1, 2022	$268,266	$751,081	$28,499	$94,662
Contract deposits	12,592	10,520	4,901	10,167
Policy charges	(551)	(12)	—	(12,494)
Surrenders and other benefits	(19,469)	(57,895)	(7,018)	(4,888)
Net transfer from (to) separate account liabilities	(2,028)	—	—	—
Interest credited	8,270	27,225	1,316	3,063
Balance at December 31, 2022	$267,080	$730,919	$27,698	$90,510
Weighted-average crediting rate	3.2%	3.8%	N/A	3.4%
Net amount at risk	N/A	N/A	N/A	$622,950
Cash surrender value(1)	$263,788	$729,330	N/A	$79,202

(in thousands, except percentages)	Variable Universal Life Insurance	Indexed Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2022	$98,292	$143,396	$28,265	$1,412,461
Contract deposits	8,185	14,582	(228)	60,719
Policy charges	(6,606)	(7,525)	—	(27,188)
Surrenders and other benefits	(4,352)	(1,800)	(3,092)	(98,514)
Net transfer from (to) separate account liabilities	(1,247)	—	—	(3,275)
Interest credited	3,808	3,832	1,039	48,553
Balance at December 31, 2022	$98,080	$152,485	$25,984	$1,392,756
Weighted-average crediting rate	4.0%	2.0%	4.0%
Net amount at risk	$3,068,303	$970,129	$10,697
Cash surrender value(1)	$70,324	$126,862	$20,209

(1)

Cash surrender value represents the amount of the contractholder’s account balances distributable at the balance sheet date less certain surrender charges. For VA and VUL, the cash surrender value shown is the proportion of the total cash surrender value related to their fixed account liabilities.

RiverSource Life Insurance Co. of New York

Refer to Note 12 for the net amount at risk for market risk benefits associated with variable annuities. Fixed and non-life contingent payout annuities do not have net amount at risk in excess of account value. Net amount at risk for insurance products is calculated as the death benefit amount in excess of applicable account values, host, embedded derivative and separate account liabilities.

The following tables present the account values of fixed deferred annuities, fixed insurance, and the fixed portion of variable annuities and variable insurance contracts by range of guaranteed minimum interest rates (“GMIRs”) and the range of the difference between rates credited to policyholders and contractholders as of December 31, 2023 and 2022 and the respective guaranteed minimums, as well as the percentage of account values subject to rate reset in the time period indicated. Rates are reset at management’s discretion, subject to guaranteed minimums.

	December 31, 2023
		Account Values with Crediting Rates
(in thousands, except percentages)	Range of Guaranteed Minimum Crediting Rates	At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Fixed accounts of variable annuities	1% – 1.99%	$3,762	$12,487	$6,593	$3,836	$1,353	$28,031
	2% – 2.99%	5,385	—	—	—	—	5,385
	3% – 3.99%	119,503	—	—	—	—	119,503
	4% – 5.00%	91,460	—	—	—	—	91,460
	Total	$220,110	$12,487	$6,593	$3,836	$1,353	$244,379
Fixed annuities	1% – 1.99%	$6,931	$26,004	$12,838	$8,108	$—	$53,881
	2% – 2.99%	893	269	—	—	—	1,162
	3% – 3.99%	300,328	86	—	—	—	300,414
	4% – 5.00%	321,863	—	—	—	—	321,863
	Total	$630,015	$26,359	$12,838	$8,108	$—	$677,320
Universal life insurance	1% – 1.99%	$—	$—	$—	$—	$—	$—
	2% – 2.99%	3,411	117	465	7	25	4,025
	3% – 3.99%	47,337	46	259	420	—	48,062
	4% – 5.00%	32,800	59	19	—	—	32,878
	Total	$83,548	$222	$743	$427	$25	$84,965
Fixed accounts of variable universal life insurance	1% – 1.99%	$—	$264	$171	$—	$1,068	$1,503
	2% – 2.99%	920	640	—	41	412	2,013
	3% – 3.99%	6,405	38	123	462	—	7,028
	4% – 5.00%	45,045	144	—	—	—	45,189
	Total	$52,370	$1,086	$294	$503	$1,480	$55,733
Non-indexed accounts of indexed universal life insurance	1% – 1.99%	$—	$—	$184	$—	$—	$184
	2% – 2.99%	9,091	—	—	—	—	9,091
	3% – 3.99%	—	—	—	—	—	—
	4% – 5.00%	—	—	—	—	—	—
	Total	$9,091	$—	$184	$—	$—	$9,275
Other life insurance	1% – 1.99%	$—	$—	$—	$—	$—	$—
	2% – 2.99%	—	—	—	—	—	—
	3% – 3.99%	—	—	—	—	—	—
	4% – 5.00%	18,649	—	—	—	—	18,649
	Total	$18,649	$—	$—	$—	$—	$18,649
Total	1% – 1.99%	$10,693	$38,755	$19,786	$11,944	$2,421	$83,599
	2% – 2.99%	19,700	1,026	465	48	437	21,676
	3% – 3.99%	473,573	170	382	882	—	475,007
	4% – 5.00%	509,817	203	19	—	—	510,039
	Total	$1,013,783	$40,154	$20,652	$12,874	$2,858	$1,090,321
Percentage of total account values that reset in:
Next 12 months		100.0%	99.7%	99.0%	100.0%	100.0%	100.0%
>12 months to 24 months		—	0.3	1.0	—	—	—
>24 months		—	—	—	—	—	—
Total		100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

RiverSource Life Insurance Co. of New York

	December 31, 2022
		Account Values with Crediting Rates
(in thousands, except percentages)	Range of Guaranteed Minimum Crediting Rates	At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Fixed accounts of variable annuities	1% – 1.99%	$17,394	$7,427	$1,612	$54	$44	$26,531
	2% – 2.99%	6,233	—	—	—	—	6,233
	3% – 3.99%	132,527	—	—	—	—	132,527
	4% – 5.00%	95,654	—	—	—	—	95,654
	Total	$251,808	$7,427	$1,612	$54	$44	$260,945
Fixed annuities	1% – 1.99%	$27,163	$26,774	$12,274	$2,501	$1,683	$70,395
	2% – 2.99%	1,415	—	—	—	—	1,415
	3% – 3.99%	341,318	—	—	—	—	341,318
	4% – 5.00%	317,477	—	—	—	—	317,477
	Total	$687,373	$26,774	$12,274	$2,501	$1,683	$730,605
Universal life insurance	1% – 1.99%	$—	$—	$—	$—	$—	$—
	2% – 2.99%	3,562	—	75	4	6	3,647
	3% – 3.99%	49,437	36	185	80	—	49,738
	4% – 5.00%	35,024	—	—	—	—	35,024
	Total	$88,023	$36	$260	$84	$6	$88,409
Fixed accounts of variable universal life insurance	1% – 1.99%	$744	$22	$166	$—	$536	$1,468
	2% – 2.99%	1,626	—	56	59	291	2,032
	3% – 3.99%	6,858	14	191	45	—	7,108
	4% – 5.00%	48,372	—	—	—	—	48,372
	Total	$57,600	$36	$413	$104	$827	$58,980
Non-indexed accounts of indexed universal life insurance	1% – 1.99%	$—	$—	$440	$—	$—	$440
	2% – 2.99%	8,622	—	—	—	—	8,622
	3% – 3.99%	—	—	—	—	—	—
	4% – 5.00%	—	—	—	—	—	—
	Total	$8,622	$—	$440	$—	$—	$9,062
Other life insurance	1% – 1.99%	$—	$—	$—	$—	$—	$—
	2% – 2.99%	—	—	—	—	—	—
	3% – 3.99%	—	—	—	—	—	—
	4% – 5.00%	20,154	—	—	—	—	20,154
	Total	$20,154	$—	$—	$—	$—	$20,154
Total	1% – 1.99%	$45,301	$34,223	$14,492	$2,555	$2,263	$98,834
	2% – 2.99%	21,458	—	131	63	297	21,949
	3% – 3.99%	530,140	50	376	125	—	530,691
	4% – 5.00%	516,681	—	—	—	—	516,681
	Total	$1,113,580	$34,273	$14,999	$2,743	$2,560	$1,168,155
Percentage of total account values that reset in:
Next 12 months		99.9%	83.0%	89.7%	100.0%	100.0%	99.3%
>12 months to 24 months		0.1	16.2	9.9	—	—	0.7
>24 months		—	0.8	0.4	—	—	—
Total		100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

RiverSource Life Insurance Co. of New York

The following tables summarize the balances of and changes in the liability for future policy benefits, including the January 1, 2021 adoption of ASU 2018-12:

(in thousands)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Long Term Care Insurance	Total, All Products
Pre-adoption balance at December 31, 2020	$89,471	$37,489	$27,771	$359,311	$514,042
Effect of shadow reserve adjustments	(10,000)	—	—	(43,400)	(53,400)
Adjustments for loss contracts (with premiums in excess of gross premiums) under the modified retrospective approach	200	—	—	1,229	1,429
Effect of change in deferred profit liability	(2,755)	—	—	—	(2,755)
Effect of remeasurement of the liability at the current single A discount rate	12,644	15,220	12,083	128,049	167,996
Post-adoption balance at January 1, 2021	89,560	52,709	39,854	445,189	627,312
Less: reinsurance recoverable	—	35,085	702	199,963	235,750
Post-adoption balance at January 1, 2021, after reinsurance recoverable	$89,560	$17,624	$39,152	$245,226	$391,562

(in thousands, except percentages)

Present Value of Expected Net Premiums:
Balance at January 1, 2021	$—	$37,950	$12,288	$77,495	$127,733
Beginning balance at original discount rate	—	29,946	9,404	62,785	102,135
Effect of changes in cash flow assumptions	—	24	—	(12)	12
Effect of actual variances from expected experience	—	173	(1,957)	(3,068)	(4,852)
Adjusted beginning of year balance	$—	$30,143	$7,447	$59,705	$97,295
Issuances	1,730	4,899	917	—	7,546
Interest accrual	—	1,540	467	3,040	5,047
Net premiums collected	(1,730)	(3,502)	(1,062)	(7,848)	(14,142)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$—	$33,080	$7,769	$54,897	$95,746
Effect of changes in discount rate assumptions	—	5,881	1,694	10,204	17,779
Balance at December 31, 2021	$—	$38,961	$9,463	$65,101	$113,525

Present Value of Future Policy Benefits:
Balance at January 1, 2021	$89,560	$90,660	$52,142	$522,684	$755,046
Beginning balance at original discount rate	76,916	67,434	37,175	379,926	561,451
Effect of changes in cash flow assumptions	—	24	—	62	86
Effect of actual variances from expected experience	(666)	116	(2,203)	(3,315)	(6,068)
Adjusted beginning of year balance	$76,250	$67,574	$34,972	$376,673	$555,469
Issuances	1,927	4,897	917	—	7,741
Interest accrual	3,137	3,932	2,049	20,216	29,334
Benefit payments	(9,837)	(6,488)	(2,683)	(19,157)	(38,165)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$71,477	$69,915	$35,255	$377,732	$554,379
Effect of changes in discount rate assumptions	8,230	17,716	11,463	112,657	150,066
Balance at December 31, 2021	$79,707	$87,631	$46,718	$490,389	$704,445

Adjustment due to reserve flooring	$—	$124	$—	$—	$124

Net liability for future policy benefits	$79,707	$48,794	$37,255	$425,288	$591,044
Less: reinsurance recoverable	—	33,344	780	191,576	225,700
Net liability for future policy benefits, after reinsurance recoverable	$79,707	$15,450	$36,475	$233,712	$365,344
Discounted expected future gross premiums	$—	$95,686	$59,559	$68,855	$224,100
Expected future gross premiums	$—	$126,793	$71,497	$80,456	$278,746
Expected future benefit payments	$98,474	$116,891	$61,301	$678,673	$955,339

Weighted average interest accretion rate	4.2%	6.4%	5.9%	5.4%
Weighted average discount rate	2.5%	2.7%	2.7%	2.8%

Weighted average duration of liability (in years)	7	7	8	10

RiverSource Life Insurance Co. of New York

(in thousands, except percentages)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Long Term Care Insurance	Total, All Products
Present Value of Expected Net Premiums:
Balance at January 1, 2022	$—	$38,961	$9,463	$65,101	$113,525
Beginning balance at original discount rate	—	33,080	7,769	54,897	95,746
Effect of changes in cash flow assumptions	—	2,253	41	(970)	1,324
Effect of actual variances from expected experience	—	478	(612)	(2,913)	(3,047)
Adjusted beginning of year balance	$—	$35,811	$7,198	$51,014	$94,023
Issuances	2,950	2,675	695	—	6,320
Interest accrual	8	1,631	390	2,654	4,683
Net premiums collected	(2,958)	(3,439)	(857)	(7,255)	(14,509)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$—	$36,678	$7,426	$46,413	$90,517
Effect of changes in discount rate assumptions	—	(2,058)	(100)	226	(1,932)
Balance at December 31, 2022	$—	$34,620	$7,326	$46,639	$88,585

Present Value of Future Policy Benefits:
Balance at January 1, 2022	$79,707	$87,631	$46,718	$490,389	$704,445
Beginning balance at original discount rate	71,477	69,915	35,255	377,732	554,379
Effect of changes in cash flow assumptions	—	1,989	53	1,932	3,974
Effect of actual variances from expected experience	(1,876)	380	(943)	(1,772)	(4,211)
Adjusted beginning of year balance	$69,601	$72,284	$34,365	$377,892	$554,142
Issuances	2,950	2,676	698	—	6,324
Interest accrual	2,830	4,022	1,998	19,965	28,815
Benefit payments	(9,180)	(4,744)	(2,572)	(20,943)	(37,439)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$66,201	$74,238	$34,489	$376,914	$551,842
Effect of changes in discount rate assumptions	(4,814)	(532)	1,622	1,493	(2,231)
Balance at December 31, 2022	$61,387	$73,706	$36,111	$378,407	$549,611

Adjustment due to reserve flooring	$—	$69	$—	$—	$69

Net liability for future policy benefits	$61,387	$39,155	$28,785	$331,768	$461,095
Less: reinsurance recoverable	—	27,134	669	148,609	176,412
Net liability for future policy benefits, after reinsurance recoverable	$61,387	$12,021	$28,116	$183,159	$284,683
Discounted expected future gross premiums	$—	$93,084	$47,976	$51,373	$192,433
Expected future gross premiums	$—	$149,730	$68,574	$69,925	$288,229
Expected future benefit payments	$90,675	$123,160	$59,626	$660,615	$934,076

Weighted average interest accretion rate	4.2%	6.4%	6.1%	5.4%
Weighted average discount rate	5.2%	5.5%	5.4%	5.4%

Weighted average duration of liability (in years)	5	6	8	9

RiverSource Life Insurance Co. of New York

(in thousands, except percentages)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Long Term Care Insurance	Total, All Products
Present Value of Expected Net Premiums:
Balance at January 1, 2023	$—	$34,620	$7,326	$46,639	$88,585
Beginning balance at original discount rate	—	36,678	7,426	46,413	90,517
Effect of changes in cash flow assumptions	—	(1,238)	(788)	3,562	1,536
Effect of actual variances from expected experience	—	(754)	819	1,791	1,856
Adjusted beginning of year balance	$—	$34,686	$7,457	$51,766	$93,909
Issuances	8,076	2,607	716	—	11,399
Interest accrual	39	1,747	390	2,473	4,649
Net premiums collected	(8,115)	(3,391)	(843)	(6,842)	(19,191)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$—	$35,649	$7,720	$47,397	$90,766
Effect of changes in discount rate assumptions	—	(1,127)	116	1,092	81
Balance at December 31, 2023	$—	$34,522	$7,836	$48,489	$90,847

Present Value of Future Policy Benefits:
Balance at January 1, 2023	$61,387	$73,706	$36,111	$378,407	$549,611
Beginning balance at original discount rate	66,201	74,238	34,489	376,914	551,842
Effect of changes in cash flow assumptions	—	(1,241)	(1,091)	2,302	(30)
Effect of actual variances from expected experience	(1,074)	(1,296)	1,000	7,258	5,888
Adjusted beginning of year balance	$65,127	$71,701	$34,398	$386,474	$557,700
Issuances	8,076	2,607	714	—	11,397
Interest accrual	2,810	4,066	2,031	20,274	29,181
Benefit payments	(8,743)	(5,215)	(2,500)	(23,464)	(39,922)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$67,270	$73,159	$34,643	$383,284	$558,356
Effect of changes in discount rate assumptions	(3,009)	1,079	2,470	12,102	12,642
Balance at December 31, 2023	$64,261	$74,238	$37,113	$395,386	$570,998

Adjustment due to reserve flooring	$—	$86	$—	$—	$86

Net liability for future policy benefits	$64,261	$39,802	$29,277	$346,897	$480,237
Less: reinsurance recoverable	—	28,013	942	156,173	185,128
Net liability for future policy benefits, after reinsurance recoverable	$64,261	$11,789	$28,335	$190,724	$295,109
Discounted expected future gross premiums	$—	$88,128	$47,156	$52,116	$187,400
Expected future gross premiums	$—	$138,691	$65,922	$69,651	$274,264
Expected future benefit payments	$93,290	$120,813	$58,748	$653,735	$926,586

Weighted average interest accretion rate	4.2%	6.2%	6.1%	5.3%
Weighted average discount rate	4.9%	5.1%	5.1%	5.1%

Weighted average duration of liability (in years)	6	7	8	8

Impacts of the annual review of policy benefit reserves assumptions are reflected within the effect of changes in cash flow assumptions in the disaggregated rollforwards above. The annual review of policy benefit reserves assumptions in the third quarter of 2023 resulted in a net decrease in future policy benefit reserves, primarily due to updates to LTC premium rate increase and benefit reduction assumptions. The annual review of policy benefit reserves assumptions in the third quarter of 2022 resulted in a net increase in future policy benefit reserves, primarily due to updates to LTC morbidity, premium rate increase and benefit reduction assumptions, and updates to term life lapse assumptions. The annual review of policy benefit reserves assumptions in the third quarter of 2021 resulted in a net decrease in future policy benefit reserves, primarily due to updates to LTC premium rate increase and benefit reduction assumptions.

RiverSource Life Insurance Co. of New York

The balances of and changes in additional liabilities related to insurance guarantees were as follows:

(in thousands, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2023	$72,524	$4,620	$(203)	$76,941
Interest accrual	2,317	344	28	2,689
Benefit accrual	9,474	405	218	10,097
Benefit payments	(4,890)	(405)	(309)	(5,604)
Effect of actual variances from expected experience	(751)	462	(140)	(429)
Impact of change in net unrealized (gains) losses on securities	1,965	83	623	2,671
Balance at December 31, 2023	$80,639	$5,509	$217	$86,365
Weighted average interest accretion rate	2.9%	6.7%	4.0%
Weighted average discount rate	3.2%	7.0%	4.1%
Weighted average duration of reserves (in years)	10	8	7

(in thousands, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2022	$74,498	$4,328	$2,717	$81,543
Interest accrual	2,115	297	42	2,454
Benefit accrual	8,754	344	92	9,190
Benefit payments	(1,956)	—	(426)	(2,382)
Effect of actual variances from expected experience	(2,836)	(6)	(82)	(2,924)
Impact of change in net unrealized (gains) losses on securities	(8,051)	(343)	(2,546)	(10,940)
Balance at December 31, 2022	$72,524	$4,620	$(203)	$76,941
Weighted average interest accretion rate	2.9%	6.7%	4.2%
Weighted average discount rate	3.2%	7.1%	4.0%
Weighted average duration of reserves (in years)	10	7	7

The amount of revenue and interest recognized in the Statements of Income was as follows:

	Years Ended December 31,
	2023		2022		2021
(in thousands)	Gross Premiums	Interest Expense	Gross Premiums	Interest Expense	Gross Premiums	Interest Expense
Life contingent payout annuities	$8,895	$2,771	$3,353	$2,822	$1,730	$3,137
Term and whole life insurance	9,177	2,319	9,534	2,391	9,235	2,392
Disability income insurance	6,609	1,641	6,765	1,608	6,928	1,582
Long term care insurance	7,573	17,801	8,021	17,311	8,563	17,176
Total	$32,254	$24,532	$27,673	$24,132	$26,456	$24,287

The following table summarizes the balances of and changes in unearned revenue, including the January 1, 2021 adoption of ASU 2018-12:

(in thousands)	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance	Total, All Products
Pre-adoption balance at December 31, 2020	$28	$3,836	$450	$4,314
Effect of shadow reserve adjustments	63	449	11,632	12,144
Post-adoption balance at January 1, 2021	91	4,285	12,082	16,458
Deferral of revenue	19	1,386	3,970	5,375
Amortization	(13)	(377)	(1,007)	(1,397)
Balance at December 31, 2021	97	5,294	15,045	20,436
Deferral of revenue	15	2,086	3,913	6,014
Amortization	(14)	(468)	(1,224)	(1,706)
Balance at December 31, 2022	98	6,912	17,734	24,744
Deferral of revenue	14	2,714	3,877	6,605
Amortization	(14)	(588)	(1,457)	(2,059)
Balance at December 31, 2023	$98	$9,038	$20,154	$29,290

RiverSource Life Insurance Co. of New York

11. SEPARATE ACCOUNT ASSETS AND LIABILITIES

The fair value of separate account assets is invested exclusively in mutual funds.

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2023, 2022 and 2021.

The balances of and changes in separate account liabilities were as follows:

(in thousands)	Variable Annuities	Variable Universal Life	Total
Balance at January 1, 2023	$3,793,152	$437,738	$4,230,890
Premiums and deposits	83,153	25,482	108,635
Policy charges	(77,945)	(18,750)	(96,695)
Surrenders and other benefits	(298,531)	(20,075)	(318,606)
Investment return	516,055	71,946	588,001
Net transfer from (to) general account	2,510	661	3,171
Other charges	(69)	(3)	(72)
Balance at December 31, 2023	$4,018,325	$496,999	$4,515,324
Cash surrender value	$3,912,313	$472,542	$4,384,855

(in thousands)	Variable Annuities	Variable Universal Life	Total
Balance at January 1, 2022	$4,897,176	$535,085	$5,432,261
Premiums and deposits	102,016	25,622	127,638
Policy charges	(80,319)	(17,861)	(98,180)
Surrenders and other benefits	(271,750)	(13,816)	(285,566)
Investment return	(856,480)	(92,941)	(949,421)
Net transfer from (to) general account	2,414	1,648	4,062
Other charges	95	1	96
Balance at December 31, 2022	$3,793,152	$437,738	$4,230,890
Cash surrender value	$3,676,735	$417,230	$4,093,965

12. MARKET RISK BENEFITS

Market risk benefits are contracts or contract features that both provide protection to the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. Most of the variable annuity contracts issued by the Company contain a GMDB provision. The Company previously offered contracts containing GMWB, GMAB, or GMIB provisions.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value at specified contract anniversary intervals minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At contract issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

RiverSource Life Insurance Co. of New York

Variable annuity contractholders age 79 or younger at contract issue could obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Individual variable annuity contracts may have both a death benefit and a living benefit. Net amount at risk is quantified for each benefit and a composite net amount at risk is calculated using the greater of the death benefit or living benefit for each individual contract. The net amount at risk for GMDB and GMAB is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB is defined as the greater of the present value of the minimum guaranteed annuity payments less the current contract value or zero. The net amount at risk for GMWB is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero.

The following tables summarize the balances of and changes in market risk benefits, including the January 1, 2021 adoption of ASU 2018-12:

(in thousands)
Pre-adoption balance at December 31, 2020	$137,943
Effect of shadow reserve adjustments	(396)
Adjustments for the cumulative effect of the changes in instrument-specific credit risk on market risk benefits between the original contract issuance date and the transition date	28,704
Adjustments for the remaining difference (exclusive of the instrument-specific credit risk change and host contract adjustments) between previous carrying amount and fair value measurements for the market risk benefits	28,135
Post-adoption balance at January 1, 2021	$194,386

	Years Ended December 31,
(in thousands, except age)	2023	2022	2021
Balance at beginning of period	$4,137	$92,975	$194,386
Issuances	3	42	284
Interest accrual and time decay	(8,114)	(16,308)	(17,939)
Reserve increase from attributed fees collected	43,343	44,350	44,469
Reserve release for benefit payments and derecognition	(1,878)	(1,391)	(135)
Effect of changes in interest rates and bond markets	(19,266)	(216,461)	(55,587)
Effect of changes in equity markets and subaccount performance	(69,222)	120,007	(77,231)
Effect of changes in equity index volatility	(4,254)	11,723	3,204
Actual policyholder behavior different from expected behavior	(2,579)	(1,594)	(361)
Effect of changes in other future expected assumptions	6,621	(5,362)	7,662
Effect of changes in the instrument-specific credit risk on market risk benefits	3,734	(23,844)	(5,777)
Balance at end of period	$(47,475)	$4,137	$92,975
Reconciliation of the gross balances in an asset or liability position:
Asset position	$94,641	$64,498	$36,740
Liability position	(47,166)	(68,635)	(129,715)
Net asset (liability) position	$47,475	$(4,137)	$(92,975)
Guaranteed benefit amount in excess of current account balances (net amount at risk):
Death benefits	$58,245	$180,279	$1,325
Living benefits	$54,321	$185,651	$427
Composite (greater of)	$107,200	$339,888	$1,750

Weighted average attained age of contractholders	67	67	67

Changes in unrealized (gains) losses in net income relating to liabilities held at end of period	$(96,583)	$(106,928)	$(132,470)
Changes in unrealized (gains) losses in other comprehensive income relating to liabilities held at end of period	$3,742	$(23,420)	$(4,551)

The following tables provide a summary of the significant inputs and assumptions used in the fair value measurements developed by the Company or reasonably available to the Company of market risk benefits:

	December 31, 2023
	Fair Value	Valuation Technique	Significant Inputs and Assumptions	Range			Weighted Average
	(in thousands)
Market risk benefits	$(47,475)	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0%	–	48.0%	12.1%
			Surrender rate(2)	0.3%	–	55.7%	3.9%
			Market volatility(3)	0.0%	–	25.2%	10.6%
			Nonperformance risk(4)	85 bps			85	bps
			Mortality rate(5)	0.0%	–	35.4%	1.7%

RiverSource Life Insurance Co. of New York

	December 31, 2022
	Fair Value	Valuation Technique	Significant Inputs and Assumptions	Range			Weighted Average
	(in thousands)
Market risk benefits	$4,137	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0%	–	48.0%	11.4%
			Surrender rate(2)	0.2%	–	45.6%	3.9%
			Market volatility(3)	5.0%	–	17.4%	11.7%
			Nonperformance risk(4)	95 bps			95	bps
			Mortality rate(5)	0.0%	–	33.2%	1.6%

(1)

The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any giver year. The weighted average utilization rate represents the average assumption, weighted based on the benefit base. The calculation excludes policies that have already started taking withdrawals.

(2)	The weighted average surrender rate represents the average assumption weighted based on the account value of each contract.
(3)

Market volatility represents the implied volatility of each contractholder’s mix of funds. The weighted average market volatility represents the average volatility across all contracts, weighted by the size of the guaranteed benefit.

(4)	The nonperformance risk is the spread added to the U.S. Treasury curve.
(5)	The weighted average mortality rate represents the average assumption weighted based on the account value of each contract.

Changes to Significant Inputs and Assumptions:

During the years ended December 31, 2023 and 2022, the Company updated inputs and assumptions based on management’s review of experience studies. These updates resulted in the following notable changes in the fair value estimates of market risk benefits calculations:

Year ended December 31, 2023

•	Updates to utilization of guaranteed withdrawals assumptions resulted in a decrease to pre-tax income of $1.5 million.

•	Updates to surrender assumptions resulted in a decrease to pre-tax income of $5.0 million.

Year ended December 31, 2022

•	Updates to utilization of guaranteed withdrawals assumptions resulted in a decrease to pre-tax income of $1.9 million.

•	Updates to surrender assumptions resulted in a decrease to pre-tax income of $10.1 million.

•	Updates to mortality assumptions resulted in a decrease to pre-tax income of $2.1 million.

Refer to the rollforward of market risk benefits for the impacts of changes to interest rate, equity market, volatility and nonperformance risk assumptions.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in utilization and volatility used in the fair value measurement of market risk benefits in isolation would have resulted in a significantly higher (lower) liability value.

Significant increases (decreases) in nonperformance risk and surrender assumptions used in the fair value measurement of market risk benefits in isolation would have resulted in a significantly lower (higher) liability value.

Significant increases (decreases) in mortality assumptions used in the fair value measurement of the death benefit portion of market risk benefits in isolation would have resulted in a significantly higher (lower) liability value whereas significant increases (decreases) in mortality rates used in the fair value measurement of the life contingent portion of market risk benefits in isolation would have resulted in a significantly lower (higher) liability value.

Surrender assumptions, utilization assumptions and mortality assumptions vary with the type of base product, type of rider, duration of the policy, age of the contractholder, calendar year of the projection, previous withdrawal history, and the relationship between the value of the guaranteed benefit and the contract accumulation value.

Determination of Fair Value

The Company values market risk benefits using internal valuation models. These models include observable capital market assumptions and significant unobservable inputs related to implied volatility as well as contractholder behavior assumptions that include margins for risk, all of which the Company believes a market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3.

13. FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

RiverSource Life Insurance Co. of New York

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety.

The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2023
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$897,905	$23,276	$921,181
Residential mortgage backed securities	—	252,823	—	252,823
Commercial mortgage backed securities	—	289,746	—	289,746
State and municipal obligations	—	90,111	—	90,111
Asset backed securities	—	30,738	—	30,738
Foreign government bonds and obligations	—	722	—	722
U.S. government and agency obligations	220	—	—	220
Total Available-for-Sale securities	220	1,562,045	23,276	1,585,541
Cash equivalents	—	79,967	—	79,967
Market risk benefits	—	—	94,641	94,641	(1)
Other assets:
Interest rate derivative contracts	141	3,039	—	3,180
Equity derivative contracts	1,540	69,821	—	71,361
Foreign exchange derivative contracts	74	232	—	306
Total other assets	1,755	73,092	—	74,847
Separate account assets at net asset value (“NAV”)				4,515,324	(2)
Total assets at fair value	$1,975	$1,715,104	$117,917	$6,350,320

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$50,529	$50,529
Total policyholder account balances, future policy benefits and claims	—	—	50,529	50,529	(3)
Market risk benefits	—	—	47,166	47,166	(1)
Other liabilities:
Interest rate derivative contracts	2	2,806	—	2,808
Equity derivative contracts	165	35,344	—	35,509
Foreign exchange derivative contracts	104	—	—	104
Credit derivative contracts	—	3,508	—	3,508
Total other liabilities	271	41,658	—	41,929
Total liabilities at fair value	$271	$41,658	$97,695	$139,624

RiverSource Life Insurance Co. of New York

	December 31, 2022
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$803,156	$29,372	$832,528
Residential mortgage backed securities	—	268,389	—	268,389
Commercial mortgage backed securities	—	301,631	—	301,631
State and municipal obligations	—	91,760	—	91,760
Asset backed securities	—	33,440	—	33,440
Foreign government bonds and obligations	—	780	—	780
U.S. government and agency obligations	215	—	—	215
Total Available-for-Sale securities	215	1,499,156	29,372	1,528,743
Cash equivalents	—	204,645	—	204,645
Market risk benefits	—	—	64,498	64,498	(1)
Other assets:
Interest rate derivative contracts	138	11,278	—	11,416
Equity derivative contracts	3,851	77,768	—	81,619
Foreign exchange derivative contracts	11	1,230	—	1,241
Total other assets	4,000	90,276	—	94,276
Separate account assets at NAV				4,230,890	(2)
Total assets at fair value	$4,215	$1,794,077	$93,870	$6,123,052

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$42,382	$42,382
Total policyholder account balances, future policy benefits and claims	—	—	42,382	42,382	(4)
Market risk benefits	—	—	68,635	68,635	(1)
Other liabilities:
Interest rate derivative contracts	—	7,625	—	7,625
Equity derivative contracts	53	50,834	—	50,887
Foreign exchange derivative contracts	272	—	—	272
Total other liabilities	325	58,459	—	58,784
Total liabilities at fair value	$325	$58,459	$111,017	$169,801

(1)

See Note 12 for additional information related to market risk benefits, including the balances of and changes in market risk benefits as well as the significant inputs and assumptions used in the fair value measurements of market risk benefits.

(2)

Amounts are comprised of financial instruments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy.

(3)	The Company’s adjustment for nonperformance risk resulted in a $7.5 million cumulative decrease to the embedded derivatives as of December 31, 2023.
(4)	The Company’s adjustment for nonperformance risk resulted in a $7.7 million cumulative decrease to the embedded derivatives as of December 31, 2022.

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for- Sale Securities		Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities		IUL Embedded Derivatives
Balance at January 1, 2023	$29,372		$(42,382)
Total gains (losses) included in:
Net income	(68	)(1)	(13,670	)(2)
Other comprehensive income (loss)	585		—
Purchases	419		—
Issues	—		(2,453)
Settlements	(7,032)		7,976
Balance at December 31, 2023	$23,276		$(50,529)
Changes in unrealized gains (losses) in net income relating to assets and liabilities held at December 31, 2023	$(68	)(1)	$(13,670	)(2)
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets and liabilities held at December 31, 2023	$511		$—

RiverSource Life Insurance Co. of New York

	Available-for-Sale Securities		Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities		IUL Embedded Derivatives
Balance at January 1, 2022	$45,834		$(51,617)
Total gains (losses) included in:
Net income	(69	)(1)	5,029 (2)
Other comprehensive income (loss)	(3,002)		—
Issues	—		(2,483)
Settlements	(13,391)		6,689
Balance at December 31, 2022	$29,372		$(42,382)
Changes in unrealized gains (losses) in net income relating to assets and liabilities held at December 31, 2022	$(66	)(1)	$5,029 (2)
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets and liabilities held at December 31, 2022	$(2,829)		$—

	Available-for-Sale Securities		Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities		IUL Embedded Derivatives
Balance at January 1, 2021	$64,484		$(52,327)
Total gains (losses) included in:
Net income	(66	)(1)	(4,136	)(2)
Other comprehensive income (loss)	(1,237)		—
Issues	—		(299)
Settlements	(9,341)		5,145
Transfers into Level 3	33,041		—
Transfers out of Level 3	(41,047)		—
Balance at December 31, 2021	$45,834		$(51,617)
Changes in unrealized gains (losses) in net income relating to assets and liabilities held at December 31, 2021	$(61	)(1)	$(4,136	)(2)
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets and liabilities held at December 31, 2021	$(962)		$—

(1)	Included in Net investment income.
(2)	Included in Interest credited to fixed accounts.

The increase (decrease) to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $20 thousand, $1.7 million and $(390) thousand, net of the reinsurance accrual, for the years ended December 31, 2023, 2022 and 2021, respectively.

Securities transferred from Level 3 primarily represent securities with fair values that are now obtained from a third-party pricing service with observable inputs or fair values that were included in an observable transaction with a market participant. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote.

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2023
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$23,253	Discounted cash flow	Yield/spread to U.S. Treasuries(1)	1.0%	–	2.4%	1.6%
IUL embedded derivatives	$50,529	Discounted cash flow	Nonperformance risk(2)	85 bps			85	bps

RiverSource Life Insurance Co. of New York

	December 31, 2022
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$29,351	Discounted cash flow	Yield/spread to U.S. Treasuries(1)	1.1%	–	2.3%	1.7%
IUL embedded derivatives	$42,382	Discounted cash flow	Nonperformance risk(2)	95 bps			95	bps

(1)

The weighted average for the yield/spread to U.S. Treasuries for corporate debt securities (private placements) is weighted based on the security’s market value as a percentage of the aggregate market value of the securities.

(2)	The nonperformance risk is the spread added to the U.S. Treasury curve.

Level 3 measurements not included in the tables above are obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would have resulted in a significantly lower (higher) fair value measurement.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques.

Level 1 securities primarily include U.S. Treasuries.

Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. The fair value of securities included in an observable transaction with a market participant are also considered Level 2 when the market is not active.

Level 3 securities primarily include certain corporate bonds. The fair value of corporate bonds classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote.

Management is responsible for the fair values recorded on the financial statements. Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Cash Equivalents

Cash equivalents include time deposits and other highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less. The Company’s cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

RiverSource Life Insurance Co. of New York

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial as of both December 31, 2023 and 2022. See Note 16 and Note 17 for further information on the credit risk of derivative instruments and related collateral.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV is used as a practical expedient for fair value and represents the exit price for the separate account. Separate account assets are excluded from classification in the fair value hierarchy.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

There is no active market for the transfer of the Company’s embedded derivatives attributable to the provisions of IUL products.

The Company uses discounted cash flow models to determine the fair value of the embedded derivatives associated with the provisions of its IUL products. The fair value of IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption, the IUL embedded derivatives are classified as Level 3.

The embedded derivatives attributable to these provisions are recorded in Policyholder account balances, future policy benefits and claims.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial as of both December 31, 2023 and 2022. See Note 16 and Note 17 for further information on the credit risk of derivative instruments and related collateral.

Fair Value on a Nonrecurring Basis

During the years ended December 31, 2023 and 2022, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

Assets and Liabilities Not Reported at Fair Value

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value:

	December 31, 2023
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$144,910	$—	$—	$134,224	$134,224
Policy loans	53,615	—	53,615	—	53,615

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$705,348	$—	$—	$684,945	$684,945
Separate account liabilities – investment contracts	3,412	—	3,412	—	3,412

	December 31, 2022
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$157,068	$—	$—	$143,477	$143,477
Policy loans	50,791	—	50,791	—	50,791

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$761,275	$—	$—	$728,833	$728,833
Separate account liabilities – investment contracts	3,048	—	3,048	—	3,048

See Note 7 for additional information on mortgage loans and policy loans.

RiverSource Life Insurance Co. of New York

Policyholder account balances, future policy benefits and claims include fixed annuities in deferral status, non-life contingent fixed annuities in payout status and the fixed portion of a small number of variable annuity contracts classified as investment contracts. See Note 10 for additional information on these liabilities. Separate account liabilities are related to certain annuity products that are classified as investment contracts.

14. RELATED PARTY TRANSACTIONS

Revenues

See Note 4 for information about revenues from contracts with customers earned by the Company from related party transactions with affiliates.

Expenses

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $23.0 million, $22.9 million and $23.1 million for the years ended December 31, 2023, 2022 and 2021, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Income Taxes

The Company’s taxable income is included in the consolidated federal income and various state tax returns of Ameriprise Financial. The net amount due to Ameriprise Financial for income taxes was $428 thousand and $3.8 million as of December 31, 2023 and 2022, respectively, which is reflected in Other liabilities.

Lines of Credit

The Company, as the borrower, has amended its revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under this line of credit may not exceed the lesser of $25 million or 3% of the Company’s statutory admitted assets (excluding separate accounts) as of the prior year end. Prior to July 1, 2023, the interest rate for any borrowing under the agreement was established by reference to London Interbank Offered Rate (“LIBOR”) for U.S. dollar deposits with maturities comparable to the relevant interest period. In July 2023, in anticipation of the end of the publication of U.S. dollar LIBOR, an amendment to the agreement changed the interest rate to Daily Simple Secured Overnight Financing Rate plus 0.1% and an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. The credit agreement is amended to extend the maturity on an annual basis with Ameriprise Financial, subject to the New York Department’s non-disapproval. There were no amounts outstanding on this line of credit as of both December 31, 2023 and 2022.

Dividends or Distributions

During the years ended December 31, 2023, 2022 and 2021, the Company paid cash dividends or distributions of $50 million, $63 million and nil, respectively, to RiverSource Life. For dividend or other distributions from the Company, advance notification was provided to the New York Department prior to payments. See Note 15 for additional information.

15. STATUTORY ACCOUNTING PRINCIPLES AND REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The State of New York has adopted the NAIC Accounting Practices and Procedures Manual as its prescribed basis of statutory accounting principles. In addition, New York has prescribed certain reserve requirements that differ from those required under NAIC statutory accounting principles. As of December 31, 2023 and 2022, application of these New York prescribed practices which deviate from the NAIC requirements resulted in an increase of $7.1 million and $66.0 million to the Company’s net income, respectively, and a decrease to the Company’s statutory surplus of $76.1 million and $83.2 million, respectively. The Company’s RBC would not have triggered a regulatory event without the application of these prescribed practices.

The more significant differences between NAIC statutory accounting principles and GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

State insurance statutes generally require insurance companies to provide notice to state regulators prior to payment of dividends or distributions and those dividends or distributions exceeding prescribed limitations are subject to potential disapproval. For the Company, dividends or distributions in a calendar year which exceed the greater of: (i) 10% of statutory surplus as of the

RiverSource Life Insurance Co. of New York

immediately preceding year end, or (ii) statutory net gain from operations for the immediately preceding calendar year, not to exceed 30% of statutory surplus as of the immediately preceding year end would require pre-notification to the New York Department and are subject to potential disapproval. Statutory net gain from operations was $66.6 million, $212.7 million and $63.6 million for the years ended December 31, 2023, 2022 and 2021, respectively.

Comparisons of net income and shareholder’s equity, as shown in the accompanying GAAP financial statements, to that determined using statutory accounting principles prescribed by the State of New York (“SAP”) were as follows:

	Years Ended December 31,
(in thousands)	2023	2022	2021
Net Income
Net income, per accompanying GAAP financial statements	$46,567	$44,419	$100,228
Net income, SAP basis(1)	60,310	317,442	6,125
Difference	$(13,743)	$(273,023)	$94,103

	December 31,
(in thousands)	2023	2022
Shareholder’s Equity
Shareholder’s equity, per accompanying GAAP financial statements	$424,097	$394,930
Capital and surplus, SAP basis(2)	244,121	319,620
Difference	$179,976	$75,310

(1)

Results may be significantly impacted by changes in reserves for variable annuity guaranteed benefits, however, these impacts may be substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

(2)	Includes unassigned surplus of $135.2 million and $210.7 million as of December 31, 2023 and 2022, respectively.

As of December 31, 2023 and 2022, bonds carried at $220 thousand and $215 thousand, respectively, were on deposit with the State of New York as required by law.

16. OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Balance Sheets. The Company’s derivative instruments are subject to master netting and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2023
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$72,768	$—	$72,768	$(29,626)	$(40,364)	$(2,249)	$529
OTC cleared	323	—	323	(323)	—	—	—
Exchange-traded	1,756	—	1,756	(271)	—	—	1,485
Total	$74,847	$—	$74,847	$(30,220)	$(40,364)	$(2,249)	$2,014

	December 31, 2022
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$89,575	$—	$89,575	$(13,173)	$(75,976)	$—	$426
OTC cleared	701	—	701	(442)	—	—	259
Exchange-traded	4,000	—	4,000	(325)	—	—	3,675
Total	$94,276	$—	$94,276	$(13,940)	$(75,976)	$—	$4,360

(1)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

RiverSource Life Insurance Co. of New York

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2023
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$39,853	$—	$39,853	$(29,626)	$(7,007)	$(3,063)	$157
OTC cleared	1,805	—	1,805	(323)	—	—	1,482
Exchange-traded	271	—	271	(271)	—	—	—
Total	$41,929	$—	$41,929	$(30,220)	$(7,007)	$(3,063)	$1,639

	December 31, 2022
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$58,017	$—	$58,017	$(13,173)	$(13,227)	$(31,449)	$168
OTC cleared	442	—	442	(442)	—	—	—
Exchange-traded	325	—	325	(325)	—	—	—
Total	$58,784	$—	$58,784	$(13,940)	$(13,227)	$(31,449)	$168

(1)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

In the tables above, the amount of assets or liabilities presented are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, it may be required to post additional collateral.

Freestanding derivative instruments are reflected in Other assets and Other liabilities. Cash collateral pledged by the Company is reflected in Other assets and cash collateral accepted by the Company is reflected in Other liabilities. See Note 17 for additional disclosures related to the Company’s derivative instruments.

17. DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

Certain of the Company’s freestanding derivative instruments are subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 16 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

RiverSource Life Insurance Co. of New York

Generally, the Company uses derivatives as economic hedges and accounting hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2023			December 31, 2022
		Gross Fair Value			Gross Fair Value
(in thousands)	Notional	Assets(1)	Liabilities(2)	Notional	Assets(1)	Liabilities(2)
Derivatives not designated as hedging instruments
Interest rate contracts	$1,883,300	$3,180	$2,808	$3,131,000	$11,416	$7,625
Equity contracts	1,401,329	71,361	35,509	1,291,022	81,619	50,887
Foreign exchange contracts	114,951	306	104	90,943	1,241	272
Credit contracts	104,115	—	3,508	—	—	—
Total non-designated hedges	3,503,695	74,847	41,929	4,512,965	94,276	58,784
Embedded derivatives
IUL	N/A	—	50,529	N/A	—	42,382
Total embedded derivatives	N/A	—	50,529	N/A	—	42,382
Total derivatives	$3,503,695	$74,847	$92,458	$4,512,965	$94,276	$101,166
N/A Not applicable

(1)	The fair value of freestanding derivative assets is included in Other assets.
(2)

The fair value of freestanding derivative liabilities is included in Other liabilities. The fair value of IUL embedded derivatives is included in Policyholder account balances, future policy benefits and claims.

See Note 13 for additional information regarding the Company’s fair value measurement of derivative instruments.

As of December 31, 2023 and 2022, investment securities with a fair value of $93.9 million and $117.4 million, respectively, were pledged to meet contractual obligations under derivative contracts, of which $3.6 million and $32.5 million, respectively, may be sold, pledged or rehypothecated by the counterparty. As of December 31, 2023 and 2022, investment securities with a fair value of $2.6 million and nil, respectively, were received as collateral to meet contractual obligations under derivative contracts, of which nil may be sold, pledged or rehypothecated by the Company as of both December 31, 2023 and 2022. As of both December 31, 2023 and 2022, the Company had sold, pledged or rehypothecated none of these securities. In addition, as of both December 31, 2023 and 2022, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Balance Sheets.

The following table presents a summary of the impact of derivatives not designated as hedging instruments, including embedded derivatives, on the Statements of Income:

(in thousands)	Interest Credited to Fixed Accounts	Change in Fair Value of Market Risk Benefits
Year Ended December 31, 2023
Interest rate contracts	$—	$(23,725)
Equity contracts	4,569	(77,123)
Foreign exchange contracts	—	402
Credit contracts	—	(19)
IUL embedded derivatives	(5,694)	—
Total gain (loss)	$(1,125)	$(100,465)
Year Ended December 31, 2022
Interest rate contracts	$—	$(145,925)
Equity contracts	(6,797)	35,340
Foreign exchange contracts	—	5,198
IUL embedded derivatives	11,718	—
Total gain (loss)	$4,921	$(105,387)
Year Ended December 31, 2021
Interest rate contracts	$—	$(49,439)
Equity contracts	4,552	(38,592)
Foreign exchange contracts	—	477
IUL embedded derivatives	1,009	—
Total gain (loss)	$5,561	$(87,554)

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

RiverSource Life Insurance Co. of New York

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options as of December 31, 2023:

(in thousands)	Premiums Payable	Premiums Receivable
2024	$260	$—
2025	130	—
2026	23,701	—
2027	—	—
2028	—	—
2029 – 2030	35,700	—
Total	$59,791	$—

Actual timing and payment amounts may differ due to future settlements, modifications or exercises of the contracts prior to the full premium being paid or received.

IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to IUL products will positively or negatively impact earnings over the life of these products. The equity component of IUL product obligations is considered an embedded derivative, which is bifurcated from the host contract for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of this product, the Company enters into interest rate swaps, index options and futures contracts.

As discussed in Note 12, the Company issues variable annuity contracts that provide protection to contractholders from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. The Company economically hedges its obligations under these market risk benefits using options, swaptions, swaps and futures.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting and collateral arrangements whenever practical. See Note 16 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of RiverSource Life’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. As of December 31, 2023 and 2022, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $9.9 million and $42.9 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2023 and 2022 was $9.7 million and $42.7 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position as of December 31, 2023 and 2022 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been $157 thousand and $168 thousand as of December 31, 2023 and 2022, respectively.

18. SHAREHOLDER’S EQUITY

The following tables present the amounts related to each component of OCI:

	Year Ended December 31, 2023
(in thousands)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$54,710	$(11,489)	$43,221
Reclassification of net (gains) losses on securities included in net income(2)	224	(47)	177
Impact of benefit reserves and reinsurance recoverables	(2,181)	458	(1,723)
Net unrealized gains (losses) on securities	52,753	(11,078)	41,675
Effect of changes in discount rate assumptions on certain long-duration contracts	(7,753)	1,628	(6,125)
Effect of changes in instrument-specific credit risk on MRBs	(3,734)	784	(2,950)
Total other comprehensive income (loss)	$41,266	$(8,666)	$32,600

RiverSource Life Insurance Co. of New York

	Year Ended December 31, 2022
(in thousands)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$(282,360)	$59,296	$(223,064)
Reclassification of net (gains) losses on securities included in net income(2)	3,346	(703)	2,643
Impact of benefit reserves and reinsurance recoverables	8,809	(1,849)	6,960
Net unrealized gains (losses) on securities	(270,205)	56,744	(213,461)
Effect of changes in discount rate assumptions on certain long-duration contracts	78,368	(16,457)	61,911
Effect of changes in instrument-specific credit risk on MRBs	23,844	(5,007)	18,837
Total other comprehensive income (loss)	$(167,993)	$35,280	$(132,713)

	Year Ended December 31, 2021
(in thousands)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$(53,907)	$11,321	$(42,586)
Reclassification of net (gains) losses on securities included in net income(2)	(10,377)	2,179	(8,198)
Impact of benefit reserves and reinsurance recoverables	2,233	(469)	1,764
Net unrealized gains (losses) on securities	(62,051)	13,031	(49,020)
Effect of changes in discount rate assumptions on certain long-duration contracts	22,008	(4,622)	17,386
Effect of changes in instrument-specific credit risk on MRBs	5,777	(1,213)	4,564
Total other comprehensive income (loss)	$(34,266)	$7,196	$(27,070)

(1)	Includes impairments on Available-for-Sale securities related to factors other than credit that were recognized in OCI during the period.
(2)	Reclassification amounts are recorded in Net realized investment gains (losses).

Other comprehensive income (loss) related to net unrealized gains (losses) on securities includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents the changes in the balances of each component of AOCI, net of tax:

(in thousands)	Net Unrealized Gains (Losses) on Securities	Effect of Changes in Discount Rate Assumptions	Effect of Changes in Instrument- Specific Credit Risk on MRBs	Total
Balance at January 1, 2021	$90,117	$—	$—	$90,117
Cumulative effect of adoption of long-duration contracts guidance	48,935	(79,153)	(22,676)	(52,894)
OCI before reclassifications	(40,822)	17,386	4,564	(18,872)
Amounts reclassified from AOCI	(8,198)	—	—	(8,198)
Total OCI	(49,020)	17,386	4,564	(27,070)
Balance at December 31, 2021	90,032	(61,767)	(18,112)	10,153
OCI before reclassifications	(216,104)	61,911	18,837	(135,356)
Amounts reclassified from AOCI	2,643	—	—	2,643
Total OCI	(213,461)	61,911	18,837	(132,713)
Balance at December 31, 2022	(123,429)	144	725	(122,560)
OCI before reclassifications	41,498	(6,125)	(2,950)	32,423
Amounts reclassified from AOCI	177	—	—	177
Total OCI	41,675	(6,125)	(2,950)	32,600
Balance at December 31, 2023	$(81,754)	$(5,981)	$(2,225)	$(89,960)

RiverSource Life Insurance Co. of New York

19. INCOME TAXES

The components of income tax provision were as follows:

	Years Ended December 31,
(in thousands)	2023	2022	2021
Current income tax
Federal	$9,247	$11,869	$22,663
State and local	(173)	185	624
Total current income tax	9,074	12,054	23,287
Deferred federal income tax	(1,519)	(4,674)	112
Total income tax provision	$7,555	$7,380	$23,399

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 21% were as follows:

	Years Ended December 31,
	2023	2022	2021
Tax at U.S. statutory rate	21.0%	21.0%	21.0%
Changes in taxes resulting from:
Dividends received deduction	(3.4)	(3.9)	(1.6)
Foreign tax credit, net of addback	(2.9)	(2.9)	(0.9)
Other	(0.7)	—	0.4
Income tax provision	14.0%	14.2%	18.9%

The decrease in the Company’s effective tax rate for the year ended December 31, 2022 compared to 2021 is primarily due to lower pretax income relative to tax preferred items.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. Deferred income tax assets and liabilities are measured at the statutory rate of 21% as of both December 31, 2023 and 2022. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within Other assets or Other liabilities, were as follows:

	December 31,
(in thousands)	2023	2022(1)
Deferred income tax assets
Insurance and annuity benefits including corresponding hedges	$66,330	$66,283
Investments including net unrealized on Available-for-Sale securities	22,092	31,247
Other	72	277
Gross deferred income tax assets	88,494	97,807
Deferred income tax liabilities
Deferred acquisition costs	23,492	25,486
Other	1,431	1,602
Gross deferred income tax liabilities	24,923	27,088
Net deferred income tax assets	$63,571	$70,719

(1)

Prior period amounts have been reclassified to conform to current year presentation and relate to derivative activity being presented with the liabilities they are hedging and remaining investments being presented together inclusive of net unrealized on Available-for-Sale securities.

Based on analysis of the Company’s tax position, management believes it is more likely than not that the Company’s results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to utilize all of the deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of both December 31, 2023 and 2022.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in thousands)	2023	2022	2021
Balance at January 1	$320	$346	$372
Additions for tax positions related to the current year	6	—	—
Reductions for tax positions related to the current year	(6)	(26)	(26)
Additions for tax positions of prior years	324	—	—
Reductions for tax positions of prior years	(644)	—	—
Balance at December 31	$—	$320	$346

RiverSource Life Insurance Co. of New York

If recognized, approximately nil, $218 thousand and $218 thousand, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2023, 2022 and 2021, respectively, would affect the effective tax rate.

The Company is not aware of any tax positions for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly change in the next 12 months.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net decrease of $90 thousand for the year ended December 31, 2023, and a net increase of $16 thousand and $11 thousand in interest and penalties for the years ended December 31, 2022 and 2021, respectively. As of December 31, 2023 and 2022, the Company had a payable of nil and $90 thousand related to accrued interest and penalties, respectively.

The Company files income tax returns as part of its inclusion in the consolidated federal income tax return of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. As of December 31, 2023, the federal statutes of limitations are closed on years through 2018. A previously open item for 2014 and 2015 was resolved in the second quarter of 2023. Also in the second quarter of 2023, the Internal Revenue Service (“IRS”) audit for tax years 2016 through 2018 was finalized. The IRS is currently auditing Ameriprise Financial’s U.S. income tax returns for 2019 and 2020. The state income tax returns of Ameriprise Financial and its subsidiaries, including the Company, are currently under examination by various jurisdictions for years ranging from 2017 through 2021.

20. COMMITMENTS AND CONTINGENCIES

Commitments

As of both December 31, 2023 and 2022, the Company had no funding commitments related to mortgage loans.

Contingencies

The Company and its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions, concerning matters arising in connection with the conduct of its activities. These include proceedings specific to the Company as well as proceedings generally applicable to business practices in the industries in which it operates. The Company can also be subject to legal proceedings arising out of its general business activities, such as its investments, contracts and employment relationships. Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

As with other insurance companies, the level of regulatory activity and inquiry concerning the Company’s businesses remains elevated. From time to time, the Company and its affiliates, including AFS and RiverSource Distributors, Inc. receive requests for information from, and/or are subject to examination or claims by various state, federal and other domestic authorities. The Company and its affiliates typically have numerous pending matters, which include information requests, exams or inquiries regarding their business activities and practices and other subjects, including from time to time: sales and distribution of, and disclosure practices related to, various products, including the Company’s insurance and annuity products; supervision of associated persons, including AFS financial advisors and RiverSource Distributors, Inc.’s wholesalers; administration of insurance and annuity claims; security of client information; and transaction monitoring systems and controls. The Company and its affiliates are cooperating with the applicable regulators.

These pending matters are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. The Company cannot predict with certainty if, how, or when any such proceedings will be initiated or resolved. Matters frequently need to be more developed before a potential loss or range of loss can be reasonably estimated for any matter. An adverse outcome in any matter could result in an adverse judgment, a settlement, fine, penalty, or other sanction, and may lead to further claims, examinations, or adverse publicity each of which could have a material adverse effect on the Company’s financial condition, results of operations, or liquidity.

In accordance with applicable accounting standards, the Company establishes an accrued liability for contingent litigation and regulatory matters when those matters present loss contingencies that are both probable and can be reasonably estimated. The Company discloses the nature of the contingency when management believes there is at least a reasonable possibility that the outcome may be material to the Company’s financial statements and, where feasible, an estimate of the possible loss. In such cases, there still may be an exposure to loss in excess of any amounts reasonably estimated and accrued. When a loss contingency is not both probable and reasonably estimable, the Company does not establish an accrued liability, but continues to monitor, in conjunction with any outside counsel handling a matter, further developments that would make such loss contingency both probable and reasonably estimable. Once the Company establishes an accrued liability with respect to a loss contingency, the Company continues to monitor the matter for further developments that could affect the amount of the accrued liability that has been previously established, and any appropriate adjustments are made each quarter.

RiverSource Life Insurance Co. of New York

Guaranty Fund Assessments

The Company is required by law to be a member of the guaranty fund association in the State of New York. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund association. The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of its premiums written relative to the industry-wide premium in the State of New York. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

As of both December 31, 2023 and 2022, the Company had no accrual established for estimated future guaranty fund assessments.

SAI9025_12_C01_(5/24)

PART C – OTHER INFORMATION
Item 27. Exhibits
(a)	(i)
Consent in writing in Lieu of Meeting of IDS Life of New York establishing the IDS Life of New York Flexible Portfolio
Annuity Account dated April 17, 1996, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement
No. 333-03867 is incorporated by reference.

(ii)
Resolution of the Board of Directors of IDS Life Insurance Company of New York adopting and approving Agreement and
Plan of Merger and subsequent name changes, dated Aug. 29, 2006, filed electronically as Exhibit 1.11 to Registrant's
Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

(b)		Not applicable.
(c)
Form of Principal Underwriter Agreement for RiverSource Life Insurance Co. of New York Variable Annuities and Variable
Life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource of New
York Variable Annuity Account 2 (previously ACL Variable Annuity Account 2), RiverSource Endeavor Select(SM) Variable
Annuity, RiverSource Innovations(SM) Select Variable Annuity and RiverSource Innovations(SM) Variable Annuity, on or
about Jan. 2, 2007, is incorporated by reference.

(d)	(i)
Form of Deferred Annuity Contract for RiverSource RAVA 5 Advantage Variable annuity (form 411380 NY) and data pages filed electronically as Exhibit 4.1 to Registrant’s Initial Registration Statement on Form N-4 No.333-186220 on or about
Jan.25, 2013 is incorporated by reference.

(ii)
Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 139042) filed electronically as Exhibit 4.2 to Registrant's
Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

(iii)
Form of Roth IRA Annuity Endorsement (form 139043) filed electronically as Exhibit 4.3 to Registrant's Post-Effective
Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

(iv)
Form of SIMPLE IRA Annuity Endorsement (form 139044) filed electronically as Exhibit 4.4 to Registrant's Post-Effective
Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

(v)
Copy of Company name change endorsement (form 139491) for RiverSource Life Insurance Co. of New York filed electronically as Exhibit 4.16 to Registrant's Post-Effective Amendment No. 22 to Registration Statement No. 333-91691, is
incorporated by reference.

(vi)
Form of Maximum Anniversary Value Death Benefit Rider (form 411278) filed electronically as Exhibit 4.22 to Registrant’s
Post-Effective Amendment No.33 to Registration Statement No. 333-91691, is incorporated by reference.

(vii)
Form of 5-Year Maximum Anniversary Value Death Benefit Rider filed electronically as Exhibit 4.23 to Registrant’s
Post-Effective Amendment No.33 to Registration Statement No. 333-91691, is incorporated by reference.

(viii)
Form of Return of Purchase Payment Death Benefit Rider (form 411277) filed electronically as Exhibit 4.24 to Registrant’s
Post-Effective Amendment No.33 to Registration Statement No. 333-91691, is incorporated by reference.

(ix)
Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider and data page filed electronically as Exhibit 4.13 to
Registrant’s Pre-Effective Amendment No.1 to Registration Statement No. 333-179335, filed on or about April 20, 2012 is incorporated by reference.

(x)
Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider and data page filed electronically as Exhibit 4.14 to
Registrant’s Pre-Effective Amendment No.1 to Registration Statement No. 333-179335, filed on or about April 20, 2012 is incorporated by reference.

(xi)
Form of Guaranteed Minimum Accumulation Benefit Rider (form 411385) and data pages filed electronically as
Exhibit 4.21 to RiverSource Variable Account 10 Initial Registration Statement No. 333-186218, filed on or about Jan.25,
2013 is incorporated by reference.

(xii)
Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource 4 NY Rider and data page are filed as
Exhibit 4.13 to Registrant’s Initial Registration Statement No. 333‐229361, filed on or about Jan.25, 2019 is incorporated by reference.

(xiii)
Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource 4 NY Rider and data page are filed as
Exhibit 4.14 to Registrant’s Initial Registration Statement No. 333‐229361, filed on or about Jan.25, 2019 is herein incorporated by reference.

(xiv)
Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource 4 Plus NY Rider and data page arefiled as
Exhibit 4.15 to Registrant’s Initial Registration Statement No. 333‐229361, filed on or about Jan.25, 2019 is incorporated by reference.

(xv)
Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource 4 Plus NY Rider and data page are filed as Exhibit 4.16 to Registrant’s Initial Registration Statement No. 333‐229361, filed on or about Jan.25, 2019 is incorporated by reference.

(xvi)
Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Core Rider and data page are filed as
Exhibit 4.17 to Registrant’s Initial Registration Statement No. 333‐229361, filed on or about Jan.25, 2019 is incorporated by reference.

(xvii)
Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Core Plus Rider and data page are filed as
Exhibit 4.20 to Registrant’s Initial Registration Statement No. 333‐229361, filed on or about Jan.25, 2019 is incorporated by reference.

(xviii)
Form of Guaranteed Minimum Death Benefit Rider Single Life Rider is filed as Exhibit 4.21 to Registrant’s Initial
Registration Statement No. 333‐229361, filed on or about Jan.25, 2019 is incorporated by reference.

(xix)
Form of Guaranteed Minimum Death Benefit Rider Joint Life Rider is filed as Exhibit 4.22 to Registrant’s Initial
Registration Statement No. 333‐229361, filed on or about Jan.25, 2019 is incorporated by reference.

(xx)
Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Tempo NY Rider and data page filed as
Exhibit 4.22 to Registrant’s Post-Effective Amendment No.2 to Registration Statement No. 333‐230375, is incorporated by reference.

(xxi)
Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Tempo NY Rider and data page filed as
Exhibit 4.23 to Registrant’s Post-Effective Amendment No.2 to Registration Statement No. 333‐230375, is incorporated by reference.

(xxii)
Form of Investment Options and Limits Endorsement (116532-NY) filed as Exhibit 4.24 to Registrant’s Post-Effective
Amendment No.2 to Registration Statement No. 333‐230375, is incorporated by reference.

(xxiii)
Form of Rider Anniversary Processing Endorsement Joint Life (ICC21 116465-JTNY) filed as Exhibit 4.25 to Registrant’s
Post-Effective Amendment No.2 to Registration Statement No. 333‐230375, is incorporated by reference.

(xxiv)
Form of Rider Anniversary Processing Endorsement Joint Life (ICC21 116465-SGNY) filed as Exhibit 4.26 to Registrant’s
Post-Effective Amendment No.2 to Registration Statement No. 333‐230375, is incorporated by reference.

(e )
Form of Variable Annuity Application filed electronically as Exhibit 5 to Post-Effective Amendment No. 1 to Registration
Statement No. 333-91691 is incorporated herein by reference.See Exhibit 5 to Registration Statement No. 333-91691 filed on 4/28/1998.

(f)	(i)
Copy of Charter of RiverSource Life Insurance Co. of New York dated Dec.31, 2006, filed electronically as
Exhibit 27(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

(ii)
Copy of Amended and Restated By-Laws of RiverSource Life Insurance Co. of New York filed electronically as
Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

(g)		Not applicable.
(h)	(i)
Amended and Restated Participation Agreement dated August 1, 2006, among American Centurion Life Assurance
Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and
AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h) (2) to Post-Effective Amendment No. 48 to
Registration Statement No. 333-44644 is incorporated herein by reference.

(ii)
Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life
Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life
Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century
Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 48 to Registration
Statement No. 333-44644 is incorporated herein by reference.

(iii)
Fund Participation Agreement dated May 1, 2006 among American Centurion Life Assurance Company, IDS Life Insurance
Company of New York, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia
Management Distributors, Inc. filed electronically as Exhibit 27(h) (13) to Post-Effective Amendment No. 48 to Registration
Statement No. 333-44644 is incorporated herein by reference.

(iv)
Amended and Restated Fund Participation Agreement dated January 1, 2007,among Variable Insurance Products Funds,
Fidelity Distributors Corporation and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to
RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement
No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

(v)
Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust,
Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance
Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc.
(formerly American Express Financial Advisors Inc.), dated August 1, 2005 filed electronically as Exhibit 8.7 to Registrant's
Post-Effective Amendment No. 20 to Registration Statement No. 333-91691 is incorporated by reference.

(vi)
Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American
Centurion Life Assurance Company, IDS Life Insurance Company of New York and Janus Aspen Series filed electronically as Exhibit 27(h)(9) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

(vii)
Participation Agreement among MFS Variable Insurance Trust, American Centurion Life Assurance Company, IDS Life
Insurance Company of New York and Massachusetts Financial Services Company, dated June 15, 2006 filed electronically as Exhibit 8.15 to Registrant’s Post-Effective Amendment No. 24 is incorporated by reference.

(viii)
Participation Agreement dated March 1, 2006, among IDS Life Insurance Company of New York, PIMCO Variable
Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.17 to Post-Effective
Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

(ix)
Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life
Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.23 to Post-Effective
Amendment No. 42 to Registration Statement No. 333-79311 is incorporated herein by reference.

(x)
Fund Participation Agreement dated April 2, 2007, among RiverSource Life Insurance Co. of New York, Wanger Advisors
Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as
Exhibit 8.22 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration
Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

(xi)
Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Co. of New York and
Wells Fargo Distributor, LLC dated Jan. 1, 2007 filed electronically as Exhibit 8.25 to Registrant's Post-Effective
Amendment No. 24 to Registration Statement No. 333-91691 is incorporated herein by reference.

(xii)
Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds,
Oppenheimer Funds, Inc. and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.4 to
RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement
No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

(xiii)
Fund Participation Agreement dated April 30, 2012 by and among RiverSource Life Insurance Co. of New York, BlackRock
Variable Series Funds, Inc. and BlackRock Investments filed electronically as Exhibit 8.14 to Registrant’s Post-Effective
Amendment No. 1 to Registration Statement No. 333-179335 on or about May 11, 2012 is incorporated by reference herein..

(xiv)
Fund Participation Agreement dated April 30, 2012 by and among RiverSource Life Insurance Co. Of New York,
RiverSource Distributors, Inc., DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds DWS
Investment Distributors, Inc. and Deutsche Investment Management Americas Inc. filed electronically as Exhibit 8.15 to
Registrant’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179335 on or about May 11, 2012 is incorporated by reference herein.

(xv)
Fund Participation Agreement dated April 30, 2013, by and among ALPS Variable Investment Trust, ALPS Portfolio
Solutions Distributor, Inc., and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to
Registrant’s Post-Effective Amendment No.4 to Registration Statement No. 333-179398 is incorporated by reference.

(xvi)
Fund Participation Agreement dated April 29, 2013, by and among Van Eck VIP Trust, Van Eck Securities Corporation, and
RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.17 to Registrant’s Post-Effective Amendment
No.4 to Registration Statement No. 333-179398 is incorporated by reference.

(xvii)
Fund Participation Agreement dated April 29, 2013, by and among Ivy Funds Variable Insurance Portfolios, Waddell &
Reed, Inc., and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.18 to Registrant’s
Post-Effective Amendment No.4 to Registration Statement No. 333-179398 is incorporated by reference.

(xviii)
Amended and Restated Participation Agreement dated June 15, 2006, by and among American Centurion Life Assurance
Company, IDS Life Insurance Company of New York, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co.
filed electronically as Exhibit 27 (h)(18) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is
incorporated herein by reference.

(xix)
Amended and Restated Participation Agreement dated September 1, 2006, by and among IDS Life Insurance Company of
New York, Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Variable Series Fund, Inc.), Legg
Mason Partners Variable Portfolios II, Inc. (formerly Greenwich Street Series Fund, formerly Smith Barney Series Fund, formerly Smith Barney Shearson Series Fund, formerly Shearson Series Fund), Legg Mason Partners Variable Portfolios III,
Inc. (formerly Travelers Series Fund Inc., formerly Smith Barney Travelers Series Fund Inc.) and Legg Mason Investor
Services, LLC filed electronically as Exhibit 8.14 to Post-Effective Amendment No. 22 to Registration Statement
No. 333-91691 is incorporated by reference.

(xx)
Amended and Restated Participation Agreement dated May 1, 2006, among The Universal Institutional Funds, Inc., Morgan
Stanley Investment Management Inc., Morgan Stanley Distribution, Inc., American Centurion Life Assurance Company and
IDS Life Insurance Company of New York filed electronically as Exhibit 8.21 to Post-Effective Amendment No. 22 to
Registration Statement No. 333-91691 is incorporated by reference.

(xxi)
Participation Agreement dated Oct. 16, 2006, by and among IDS Life Insurance Company of New York, Ameriprise
Financial Services, Inc. and Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit 8.26 to Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 333-91691 is
incorporated herein by reference.

(xxii)
Participation Agreement dated Jan. 1, 2007, by and among RiverSource Life Insurance Co. of New York, RiverSource
Distributors, Inc. and Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as
Exhibit 8.27 to Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 333-91691 is incorporated herein by reference.

(xxiii)
Participation Agreement between IDS Life Insurance Company of New York and INVESCO Variable Investment Funds, Inc,
and INVESCO Distributors, Inc., dated August 13, 2001 filed electronically as Exhibit 8.8 to Registrant's Post-Effective
Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

(i)		Not Applicable.
(j)		Not Applicable.
(k)		Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.
(l)		Consent of Independent Registered Public Accounting Firm is filed electronically herewith.
(m)		None
(n)		Not applicable.
(o)		Not applicable.
(p)
Power of Attorney to sign Amendment to this Registration Statement, dated September 6, 2023, filed electronically as
Exhibit (s) to Post-effective Amendment No.12 to Registration Statement No. 333-227507 is incorporated by reference.

Item 28. Directors and Officers of the Depositor The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:
Name	Principal Business Address*	Position and Offices With Depositor
Gumer C. Alvero	1765 Ameriprise Financial Center Minneapolis, MN 55474	Chairman of the Board, President and Chief Executive Officer
Diana M. Marchesi	1333 Jones St. #401San Francisco CA 94109	Director
Michael J. Pelzel		Senior Vice President - Corporate Tax
Stephen P. Blaske		Senior Vice President and Chief Actuary
Mark Gorham		Director and Vice President - Insurance Product Development
Karen M. Bohn	6620 Iroquois Trail Edina, MN 55439	Director
Ronald L. Guzior	BST& Co. CPAs, LLP 26 Computer Drive West Albany, NY 12205	Director
Sara S. Janz		Director
Brian E. Hartert		Director

Name	Principal Business Address*	Position and Offices With Depositor
Jason J. Poor		Senior Vice President – Service & Operations
Shweta Jhanji		Senior Vice President and Treasurer
Paula J. Minella		Secretary
Greg L. Ewing		Vice President, Chief Financial Officer and Controller
Kara D. Sherman		Vice President – National Sales Manager - Insurance
*
Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.
Item 29. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The following is the list of subsidiaries of Ameriprise Financial, Inc:
SUBSIDIARIES AND AFFILIATES OF AMERIPRISE FINANCIAL, INC.
Parent Company /Subsidiary Name	Jurisdiction
Ameriprise Financial, Inc.*	Delaware
Ameriprise Advisor Capital, LLC	Delaware
Ameriprise Advisor Financing 2, LLC	Delaware
Ameriprise Asset Management Holdings Singapore (Pte.) Ltd.	Singapore
Ameriprise Asset Management Holdings Hong Kong Limited	Hong Kong
Threadneedle Portfolio Services Hong Kong Limited	Hong Kong
Columbia Threadneedle Investments Japan Co., Ltd.	Japan
Columbia Threadneedle Malaysia Sdn Bhd.	Malaysia
Threadneedle Investments Singapore (Pte.) Ltd.	Singapore
Ameriprise Bank, FSB	Federal
Ameriprise Capital Trust I	Delaware
Ameriprise Capital Trust II	Delaware
Ameriprise Capital Trust III	Delaware
Ameriprise Capital Trust IV	Delaware
Ameriprise Captive Insurance Company	Vermont
Ameriprise Certificate Company	Delaware
Investors Syndicate Development Corporation	Nevada
Ameriprise Holdings, Inc.	Delaware
Ameriprise India LLP[1]	India
Ameriprise India Partner, LLC	Delaware
Ameriprise Trust Company	Minnesota
AMPF Holding, LLC	Michigan
American Enterprise Investment Services Inc.[2]	Minnesota
Ameriprise Financial Services, LLC[2]	Delaware
AMPF Property Corporation	Michigan
Investment Professionals, Inc.[2]	Texas
Columbia Management Investment Advisers, LLC	Minnesota
Advisory Capital Strategies Group Inc.	Minnesota

Parent Company /Subsidiary Name	Jurisdiction
Columbia Wanger Asset Management, LLC	Delaware
Emerging Global Advisors, LLC	Delaware
GA Legacy, LLC	Delaware
J. & W. Seligman & Co. Incorporated	Delaware
Columbia Management Investment Distributors, Inc.[2]	Delaware
Seligman Partners, LLC[3]	Delaware
Lionstone BBP GP, LLC	Delaware
Lionstone BBP Limited Partner, LLC	Delaware
Lionstone CREAD Partners Two, LLC	Delaware
Lionstone CREAD GP, LLC	Delaware
Lionstone LORE Two, LLC	Delaware
Lionstone Partners, LLC	Texas
Cash Flow Asset Management GP, LLC	Texas
Cash Flow Asset Management, L.P.[4]	Texas
Lionstone Advisory Services, LLC	Texas
Lionstone CFRE II Real Estate Advisory, LLC	Delaware
Lionstone Development Services, LLC	Texas
LPL 1111 Broadway GP, LLC	Texas
LPL 1111 Broadway, L.P.[5]	Texas
Lionstone Raleigh Development Partners GP, LLC	Delaware
Lionstone RDP Channel House Investors, L.P.	Delaware
Lionstone RDP PCS Phase I Investors, L.P.	Delaware
Lionstone RDP Platform Investors, L.P.	Delaware
Lionstone RDP Tower V Investors GP, LLC	Delaware
Lionstone RDP St. Albans Investors GP, LLC	Delaware
Lionstone RDP Co-Investment Fund I GP, LLC	Delaware
Lionstone VA Five, LLC	Delaware
RiverSource CDO Seed Investments, LLC	Minnesota
Columbia Management Investment Services Corp.	Minnesota
Columbia Threadneedle Canada, Inc.	Ontario
Columbia Threadneedle Canada Holdings, Inc.	Ontario
Columbia Threadneedle Investments UK International Limited	England & Wales
Columbia Threadneedle (Europe) Limited	England & Wales
Columbia Threadneedle AM (Holdings) plc	Scotland
Astraeus III GP LLP
Astraeus III FP LP

Parent Company /Subsidiary Name	Jurisdiction
Columbia Threadneedle Capital (Group) Limited	Cayman Islands
Columbia Threadneedle Capital (Holdings) Limited	Cayman Islands
Columbia Threadneedle Capital (UK) Limited	England & Wales
Columbia Threadneedle Multi-Manager LLP	England & Wales
Thames River Capital LLP	England & Wales
Columbia Threadneedle Group (Holdings) Limited	England & Wales
Columbia Threadneedle Group (Management) Limited	England & Wales
Columbia Threadneedle Holdings Limited	England & Wales
Columbia Threadneedle Investment Services Limited	England & Wales
Columbia Threadneedle Management Limited	England & Wales
F&C Unit Management Limited	England & Wales
FCEM Holdings (UK) Limited	England & Wales
F&C Emerging Markets Limited	England & Wales
F&C (CI) Limited	England & Wales
F&C Private Equity Nominee Limited	England & Wales
Columbia Threadneedle Luxembourg S.A.6†	Luxembourg
Columbia Threadneedle Netherlands B.V.	Netherlands
F&C Alternative Investments (Holdings) Limited	England & Wales
F&C Ireland Limited	Ireland
Columbia Threadneedle Treasury Limited	England & Wales
WAM Holdings Ltd	England & Wales
Columbia Threadneedle Fund Management Limited	England & Wales
Columbia Threadneedle Managers Limited	England & Wales
Columbia Threadneedle (Services) Limited	Scotland
Columbia Threadneedle Management (Swiss) GmbH‡	Switzerland
Columbia Threadneedle Investment Business Limited	Scotland

Parent Company /Subsidiary Name	Jurisdiction
Columbia Threadneedle PE Co-Investment GP LLP	Scotland
FCIT PE FP LP6	Scotland
Columbia Threadneedle PE Co-Investment FP LP6	Scotland
Columbia Threadneedle Real Estate Partners LLP[7]	England & Wales
CT UK Residential Real Estate FCP-RAIF (Associate)	England & Wales
REIT Asset Management Limited	England & Wales
Columbia Threadneedle REP (Corporate Services) Limited	England & Wales
F&C REIT Corporate Finance Limited	England & Wales
Columbia Threadneedle Real Estate Partners S.à.r.l.	Luxembourg
CT Real Estate Partners GmbH & Co. KG, München	Germany
CT Real Estate Partners Verwaltungsgesellschaft mbH, München (General Partner)	Germany
Columbia Threadneedle Real Estate Partners Asset Management plc	England & Wales
FOSCA II Manager S.à.r.l.	Luxembourg
Columbia Threadneedle REP Property Management Limited	England & Wales
Columbia Threadneedle Unit Trust Managers Limited	England
Castle Mount Impact Partners GP LLP
Castle Mount Impact Partners FP LP
F&C Aurora (GP) Limited	Scotland
LPE II (Founding Partner) LP	Scotland
The Aurora Fund (Founder Partner) LP6	Scotland
F&C Climate Opportunity Partners (GP) Limited	Scotland
F&C Climate Opportunity Partners (GP) LP	Scotland
F&C Climate Opportunity Partners (Founder Partner) LP6	Scotland
F&C Equity Partners Holdings Limited	England & Wales
F&C Equity Partners plc	England & Wales
F&C European Capital Partners (Founder Partner) LP6	Scotland
F&C European Capital Partners II (GP) Limited	Scotland
F&C European Capital Partners II (Founder Partner) LP6	Scotland
F&C European Capital Partners II (GP) LP	Scotland
F&C Finance plc	England & Wales
F&C Group ESOP Trustee Limited	Scotland

Parent Company /Subsidiary Name	Jurisdiction
F&C Investment Manager plc	England & Wales
FP Asset Management Holdings Limited	England & Wales
Columbia Threadneedle Asset Managers Limited	England & Wales
Ivory & Sime (Japan) KK	Japan
Ivory & Sime Limited	Scotland
Columbia Threadneedle (EM) Investments Limited	England & Wales
Pyrford International Limited	England & Wales
RiverSource Distributors, Inc.[2]	Delaware
RiverSource Life Insurance Company	Minnesota
Columbia Cent CLO Advisers, LLC	Delaware
RiverSource Life Insurance Co. of New York	New York
RiverSource NY REO, LLC	New York
RiverSource REO 1, LLC	Minnesota
RiverSource Tax Advantaged Investments, Inc.	Delaware
AEXP Affordable Housing Portfolio, LLC[8]	Delaware
TAM UK International Holdings Limited	England & Wales
Columbia Threadneedle Investments (ME) Limited	Dubai
CTM Holdings Limited	Malta
TAM Investment Limited	England & Wales
Threadneedle Asset Management Oversight Limited	England & Wales
Ameriprise International Holdings GmbH	Switzerland
Threadneedle EMEA Holdings 1, LLC	Minnesota, USA
Threadneedle Holdings Limited	England & Wales
TAM UK Holdings Limited	England & Wales
Threadneedle Asset Management Holdings Limited**	England & Wales
Columbia Threadneedle Foundation	England & Wales
TC Financing Limited	England & Wales
Threadneedle Asset Management Limited	England & Wales

Parent Company /Subsidiary Name	Jurisdiction
Threadneedle Investment Services Limited	England & Wales
Threadneedle Asset Management (Nominees) Limited	England & Wales
Sackville TIPP Property (GP) Limited	England & Wales
Threadneedle Asset Management Finance Limited	England & Wales
TMS Investment Limited	Jersey
Threadneedle International Limited	England & Wales
Threadneedle Investments (Channel Islands) Limited	Jersey
Threadneedle Investments Limited	England & Wales
Threadneedle Management Services Limited	England & Wales
Threadneedle Pension Trustees Limited	England & Wales
Threadneedle Navigator ISA Manager Limited	England & Wales
Threadneedle Pensions Limited	England & Wales
Threadneedle Portfolio Services AG	Switzerland
Threadneedle Portfolio Services Limited	England & Wales
Threadneedle Property Investments Limited	England & Wales
Sackville (CTESIF) 2&3 GP Sàrl	Luxembourg
Sackville LCW (GP) Limited	England & Wales
Sackville LCW Sub LP 1 (GP) Limited	England & Wales
Sackville LCW Nominee 1 Limited	England & Wales
Sackville LCW Nominee 2 Limited	England & Wales
Sackville LCW Sub LP 2 (GP) Limited	England & Wales
Sackville LCW Nominee 3 Limited	England & Wales
Sackville LCW Nominee 4 Limited	England & Wales
Sackville Property Atlantic (Jersey GP) Limited	Jersey
Sackville Property Curtis (Jersey GP) Limited	Jersey
Sackville Property Farnborough (Jersey GP) Limited	Jersey

Parent Company /Subsidiary Name	Jurisdiction
Sackville Property Hayes (Jersey GP) Limited	Jersey
Sackville UKPEC6 Hayes Nominee 1 Limited	Jersey
Sackville UKPEC6 Hayes Nominee 2 Limited	Jersey
Sackville Tandem Property (GP) Limited	England & Wales
Sackville TPEN Property (GP) Limited	England & Wales
Sackville TSP Property (GP) Limited	England & Wales
Sackville UK Property Select II (GP) Limited	England & Wales
Sackville UK Property Select II (GP) No. 3 Limited	England & Wales
Sackville UK Property Select II Nominee (3) Limited	England & Wales
Sackville UK Property Select III (GP) No. 1 Limited	England & Wales
Sackville UK Property Select III Nominee (1) Limited	England & Wales
Sackville UK Property Select III Nominee (2) Limited	England & Wales
Sackville UK Property Select III (GP) No. 2 Limited	England & Wales
Sackville UK Property Select III Nominee (3) Ltd	England & Wales
Sackville UK Property Select III Nominee (4) Ltd	England & Wales
Sackville UK Property Select III (GP) No. 3 Limited	England & Wales
Sackville UK Property Select III Nominee (5) Ltd	England & Wales
Sackville UK Property Select III Nominee (6) Ltd	England & Wales
Sackville UK Property Select III (GP) S.à r.l.	Luxembourg
Sackville UK Property Select IV (GP) S.à.r.l.	Luxembourg
Sackville UK Property Select IV (GP) No. 1 Limited	England
Sackville UK Property Select IV Nominee (1) Limited	England
Sackville UK Property Select IV Nominee (2) Limited	England
Sackville UK Property Select IV (GP) No. 2 Limited	England
Sackville UK Property Select IV Nominee (3) Limited	England
Sackville UK Property Select IV Nominee (4) Limited	England
Sackville UK Property Select IV (GP) No. 3 Limited	England
Sackville UK Property Select IV Nominee (5) Limited	England
Sackville UK Property Select IV Nominee (6) Limited	England

Parent Company /Subsidiary Name	Jurisdiction
Sackville UKPEC1 Leeds (GP) Limited	England & Wales
Sackville UKPEC3 Croxley (GP) Limited	England & Wales
Threadneedle Property Execution 1 Limited	England & Wales
Threadneedle Property Execution 2 Limited	England & Wales
Threadneedle UK Property Select IV Feeder SA SICAV-RAIF	Luxembourg
Threadneedle Unit Trust Manager Limited	England & Wales
Threadneedle Management Luxembourg S.A.	Luxembourg

Unless otherwise indicated all ownership interests are 100%
*
Publicly-traded company (NYSE: AMP)
**
The company has non-voting shares held by third parties
†
Regulated by Luxembourg Authority
‡
FINMA Authorized Representative office of BMO Asset Management Ltd.
1
Owned by: Ameriprise Financial, Inc. 100% profit sharing ratio with capital contribution of 124,078,760 INR (Indian currency=rupees) & 10 INR owned each by Columbia Management Investment Advisers, LLC & Ameriprise India Partner, LLC
2
Registered broker-dealer
3
Managed by members of onshore hedge fund feeders
4
Owned by: Lionstone Partners, LLC (99%) & Cash Flow Asset Management GP, LLC (1%)
5
Owned by: Lionstone Partners, LLC (99.9%) & LPL 1111 Broadway GP, LLC (0.1%)
6
Columbia Threadneedle AM (Holdings) plc owns a percentage of the entity
7
Columbia ThreadneedleTreasury Limited holds 1 unit
8
One-third of this entity is owned by American Express Travel Related Services

Item 30. Indemnification
The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an “Enterprise”), and including appeals therein (any such action or process being hereinafter referred to as a “Proceeding”), by reason of the fact that such person, such person’s testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney’s fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.
No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person’s acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.
The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.
Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriter RiverSource Distributors Inc.
(a) RiverSource Distributors Inc. acts as principal underwriter for:
RiverSource Variable Annuity Account 1
RiverSource Variable Annuity Account
RiverSource Account F
RiverSource Variable Annuity Fund A
RiverSource Variable Annuity Fund B
RiverSource Variable Account 10
RiverSource Account SBS
RiverSource MVA Account
RiverSource Account MGA
RiverSource Account for Smith Barney
RiverSource Variable Life Separate Account
RiverSource Variable Life Account
RiverSource of New York Variable Annuity Account 1
RiverSource of New York Variable Annuity Account 2
RiverSource of New York Account 4
RiverSource of New York Account 7
RiverSource of New York Account 8
(b) As to each director, officer or partner of the principal underwriter:
Name and Principal Business Address*	Positions and Offices with Underwriter
Kara D. Sherman	Director
Gumer C. Alvero	Chairman of the Board and Chief Executive Officer
Shweta Jhanji	Senior Vice President and Treasurer
Paula J. Minella	Secretary

Name and Principal Business Address*	Positions and Offices with Underwriter
Bartylla S. Jason	Chief Financial Officer
Sara S. Janz	Director
*
The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.
(c) RiverSource Distributors Inc., the principal underwriter during Registrant’s last fiscal year, was paid the following commissions:
NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
RiverSource Distributors, Inc.	$18,456,768	None	None	None
Item 32. Location of Accounts and Records
Not applicable.
Item 33. Management Services
Not applicable.
Item 34. Fee Representation
The RiverSource Life Insurance Co. of New York (the Company) hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by the Company.
The Company hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Co. of New York, on behalf of the Registrant, certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to its Registration Statement and has caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on April 23, 2024.
RiverSource of New York Variable Annuity Account
(Registrant)
By:	/s/ Gumer C. Alvero
Gumer C. Alvero Chairman of the Board and President
As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on April 23, 2024.

RiverSource Life Insurance Co. of New York
(Depositor)
By:	/s/ Gumer C. Alvero
Gumer C. Alvero Chairman of the Board and President
As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on April 23, 2024.
Signature	Title
/s/ Gumer C. Alvero	Chairman of the Board, President and Chief Executive Officer (Chief Executive Officer)
Gumer C. Alvero
/s/ Michael J. Pelzel	Senior Vice President – Corporate Tax
Michael J. Pelzel
/s/ Stephen P. Blaske	Director, Senior Vice President and Chief Actuary
Stephen P. Blaske
/s/ Shweta Jhanji	Senior Vice President and Treasurer
Shweta Jhanji
/s/ Jason J. Poor	Director and Vice President - Operations
Jason J. Poor
/s/ Ronald L. Guzior	Director
Ronald L. Guzior
/s/ Brian E. Hartert	Director
Brian E. Hartert
/s/ Karen M. Bohn	Director
Karen M. Bohn
/s/ Sara S. Janz	Director
Sara S. Janz
/s/ Diana M. Marchesi	Director
Diana M. Marchesi

Signature	Title
/s/ Gregg L. Ewing	Vice President, Chief Financial Officer and Controller (Principal Accounting Officer) (Chief Financial Officer)
Gregg L. Ewing
Signed pursuant to Power of Attorney to sign Amendment to this Registration Statement, dated September 6, 2023, filed electronically as Exhibit (s) to RiverSource of New York Account 8 Post-Effective Amendment No. 12 to Registration Statement File No. 333-227507, is incorporated by reference herewith, by:
/s/ Nicole D. Wood
Nicole D. Wood Assistant General Counsel and Assistant Secretary

CONTENTS OF Post-Effective Amendment No. 5
This Registration Statement is comprised of the following papers and documents:
The Cover Page.
PART A.
The prospectus for:
RiverSource RAVA 5 Advantage Variable Annuity
(Offered for contract applications signed on or after April 29, 2019)
PART B.
The combined Statement of Additional Information and Financial Statements for RiverSource of New York Variable Annuity Account dated May 1, 2024 is filed electronically herewith.
Part C.
Other Information.
The signatures.
Exhibits.

Exhibit Index
(k)	Opinion of counsel and consent to its use as to the legality of the securities being registered.
(l)	Consent of Independent Registered Public Accounting Firm